UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-04878

SEI Institutional Managed Trust

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

c/o CT Corporation

155 Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2014

Date of reporting period: March 31, 2014

Item 1.	Reports to Stockholders.

March 31, 2014

SEMI-ANNUAL REPORT

SEI Institutional Managed Trust

† Large Cap Fund

† Large Cap Value Fund

† Large Cap Growth Fund

† Tax-Managed Large Cap Fund

† S&P 500 Index Fund

† Small Cap Fund

† Small Cap Value Fund

† Small Cap Growth Fund

† Tax-Managed Small/Mid Cap Fund

† Mid-Cap Fund

† U.S. Managed Volatility Fund

† Global Managed Volatility Fund

† Tax-Managed Managed Volatility Fund

† Real Estate Fund

† Enhanced Income Fund

† Core Fixed Income Fund

† U.S. Fixed Income Fund

† High Yield Bond Fund

† Real Return Fund

† Multi-Strategy Alternative Fund

† Multi-Asset Accumulation Fund

† Multi-Asset Income Fund

† Multi-Asset Inflation Managed Fund

† Multi-Asset Capital Stability Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Trust’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

March 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (A) — 91.0%

Consumer Discretionary — 11.6%
CBS, Cl B	0.5%	197,980	$12,235
Harley-Davidson, Cl A	0.5	202,744	13,505
L Brands	0.7	286,005	16,237
Liberty Media - Interactive, Cl A*	0.7	565,600	16,329
priceline.com*	0.7	15,125	18,028
Time Warner Cable, Cl A	0.6	103,500	14,198
Twenty-First Century Fox	0.5	410,680	12,781
Other Securities	7.4		181,371

			284,684

Consumer Staples — 7.2%
Anheuser-Busch InBev ADR	0.6	136,972	14,423
Costco Wholesale	0.5	119,787	13,378
Mead Johnson Nutrition, Cl A	0.7	195,810	16,280
Philip Morris International	0.6	171,450	14,037
Tyson Foods, Cl A	0.5	303,800	13,370
Walgreen	0.7	271,475	17,925
Other Securities	3.6		87,951

			177,364

Energy — 9.5%
Chevron	1.0	201,200	23,925
EOG Resources	0.9	107,150	21,020
Exxon Mobil	1.5	368,500	35,995
Noble Energy	0.6	201,580	14,320
Phillips 66	0.8	270,300	20,829
Other Securities	4.7		119,183

			235,272

Financials — 16.2%
American International Group	1.0	515,860	25,798
Bank of America	1.4	2,051,590	35,287

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Citigroup	0.9%	450,960	$21,466
Crown Castle International†	0.8	246,075	18,155
Discover Financial Services	0.5	221,700	12,901
JPMorgan Chase	0.7	273,900	16,628
Wells Fargo	1.0	497,600	24,751
Other Securities	9.9		245,535

			400,521

Health Care — 12.3%
Alexion Pharmaceuticals*	0.5	87,120	13,254
Allergan	0.6	125,325	15,553
Biogen Idec*	0.8	62,720	19,184
Celgene, Cl A*	1.0	171,675	23,966
Express Scripts Holding*	0.7	240,833	18,084
Pfizer	0.9	678,527	21,794
WellPoint	0.6	134,310	13,371
Other Securities	7.2		176,838

			302,044

Industrials — 9.1%
Canadian Pacific Railway	0.7	124,250	18,691
Northrop Grumman	0.7	133,700	16,496
Pall	0.5	146,970	13,149
Pentair	0.6	193,530	15,355
Other Securities	6.6		161,080

			224,771

Information Technology — 19.4%
Adobe Systems*	1.2	460,780	30,292
Apple	0.7	33,563	18,015
Applied Materials	0.7	850,000	17,357
eBay*	0.6	270,225	14,927
Facebook, Cl A*	0.6	233,710	14,079
Google, Cl A*	1.3	29,118	32,452
MasterCard, Cl A	1.6	542,070	40,493
Microsoft	1.3	771,350	31,618
Qualcomm	1.2	370,658	29,230
Visa, Cl A	1.4	154,760	33,406
Western Digital	0.7	174,200	15,995
Other Securities	8.1		199,792

			477,656

Materials — 3.2%
Dow Chemical, Cl A	0.5	262,810	12,770
LyondellBasell Industries, Cl A	0.6	175,440	15,604
Other Securities	2.1		51,163

			79,537

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	1

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund (Concluded)

March 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Telecommunication Services — 0.7%
AT&T	0.5%	355,200	$12,457
Other Securities	0.2		4,043

			16,500

Utilities — 1.8%
Other Securities	1.8		44,863

Total Common Stock (Cost $1,679,618) ($ Thousands)			2,243,212

AFFILIATED PARTNERSHIP — 2.3%
SEI Liquidity Fund, L.P. 0.070%**††(B)	2.3	56,837,890	56,838

Total Affiliated Partnership (Cost $56,838) ($ Thousands)			56,838

CASH EQUIVALENTS — 4.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	4.4	107,781,775	107,782
Other Securities	0.2		4,947

Total Cash Equivalents (Cost $112,729) ($ Thousands)			112,729

U.S. TREASURY OBLIGATIONS (C) — 0.3%
Other Securities	0.3		8,922

Total U.S. Treasury Obligations (Cost $8,922) ($ Thousands)			8,922

Total Investments — 98.2% (Cost $1,858,107) ($ Thousands)			$2,421,701

A list of the open futures contracts held by the Fund at March 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	1,846	Jun-2014	$1,483
S&P Mid 400 Index E-MINI	169	Jun-2014	214

			$1,697

For the period ended March 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages	are based on Net Assets of $2,466,073 ($ Thousands)

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2014.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2014 (see Note 10). The total market value of securities on loan at March 31, 2014 was $56,229 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2014 was $56,838 ($ Thousands).

(C)	Security, or a portion there of, has been pledged as collateral on open futures contracts.
ADR	— American Depositary Receipt

Cl	— Class

L.P.	— Limited Partnership

S&P	— Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,243,212	$—	$—	$2,243,212
Affiliated Partnership	—	56,838	—	56,838
Cash Equivalents	112,729	—	—	112,729
U.S. Treasury Obligations	—	8,922	—	8,922

Total Investments in Securities	$2,355,941	$65,760	$—	$2,421,701

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,697	$—	$—	$1,697

Total Other Financial Instruments	$1,697	$—	$—	$1,697

*	Futures contracts are valued at unrealized appreciation on the instrument.

For the period ended March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2014, there were no Level 3 Investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund

March 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (A) — 97.1%‡

Consumer Discretionary — 8.3%
DIRECTV*	0.6%	121,900	$9,316
General Motors	0.8	371,974	12,803
Lear	0.6	118,600	9,929
Macy’s	0.8	208,640	12,370
Toyota Motor	0.7	87,700	9,901
Other Securities	4.8		76,975

			131,294

Consumer Staples — 5.4%
CVS Caremark	0.7	147,200	11,019
Kroger	0.6	231,600	10,109
Wal-Mart Stores	0.7	146,500	11,197
Other Securities	3.4		52,535

			84,860

Energy — 14.2%
BP ADR	0.8	246,903	11,876
Chevron	2.3	306,700	36,470
ConocoPhillips	0.8	173,800	12,227
Exxon Mobil	2.4	388,500	37,949
Halliburton	1.0	273,501	16,107
Hess	0.6	114,300	9,473
Marathon Oil	0.9	391,000	13,888
Marathon Petroleum	0.8	140,460	12,225
Occidental Petroleum	1.2	202,400	19,287
Valero Energy	0.7	219,210	11,640
Other Securities	2.7		43,254

			224,396

Financials — 27.2%
Allstate	1.0	274,600	15,537
American International Group	0.9	270,200	13,513
Bank of America	1.8	1,657,400	28,507
Berkshire Hathaway, Cl B*	0.6	81,300	10,160
Capital One Financial	0.6	117,800	9,089

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Citigroup	1.9%	627,700	$29,879
Discover Financial Services	0.6	172,900	10,061
Everest Re Group	0.9	95,100	14,555
Fifth Third Bancorp	0.8	564,800	12,962
JPMorgan Chase	2.6	664,600	40,348
Lincoln National	0.6	194,300	9,845
MetLife	1.3	394,100	20,808
PNC Financial Services Group	0.7	125,300	10,901
Wells Fargo	2.3	734,100	36,514
Other Securities	10.6		166,789

			429,468

Health Care — 11.3%
Amgen, Cl A	0.8	95,900	11,828
Johnson & Johnson	0.8	122,600	12,043
Merck	0.8	228,400	12,966
Pfizer	2.1	1,030,200	33,090
WellPoint	1.0	154,200	15,351
Other Securities	5.8		92,683

			177,961

Industrials — 9.4%
Delta Air Lines, Cl A	0.7	337,300	11,687
General Electric	1.1	681,900	17,654
L-3 Communications Holdings	0.7	89,300	10,551
Northrop Grumman	0.7	90,800	11,203
Raytheon	0.7	107,300	10,600
Other Securities	5.5		86,359

			148,054

Information Technology — 11.6%
Apple	1.2	34,179	18,345
Cisco Systems	1.6	1,136,200	25,462
Microsoft	0.7	270,500	11,088
Seagate Technology	0.7	193,600	10,873
Western Digital	1.0	170,500	15,655
Other Securities	6.4		101,169

			182,592

Materials — 3.7%
Other Securities	3.7		57,916

Telecommunication Services — 2.8%
AT&T	1.3	597,600	20,958
Verizon Communications	0.9	310,500	14,771
Other Securities	0.6		9,209

			44,938

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	3

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund (Concluded)

March 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 3.2%
American Electric Power	0.8%	247,400	$12,533
Other Securities	2.4		38,611

			51,144

Total Common Stock (Cost $1,217,569) ($ Thousands)			1,532,623

AFFILIATED PARTNERSHIP — 3.3%
SEI Liquidity Fund, L.P. 0.070%**† (B)	3.3	52,195,621	52,196

Total Affiliated Partnership (Cost $52,196) ($ Thousands)			52,196

CASH EQUIVALENT — 3.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**†	3.1	48,522,112	48,522

Total Cash Equivalent (Cost $48,522) ($ Thousands)			48,522

U.S. TREASURY OBLIGATIONS (C) — 0.1%
Other Securities	0.1		1,680

Total U.S. Treasury Obligations (Cost $1,680) ($ Thousands)			1,680

Total Investments — 103.6% (Cost $1,319,967) ($ Thousands)			$1,635,021

A list of the open futures contracts held by the Fund at March 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Russell 2000 Index E-MINI	14	Jun-2014	$(14)
S&P 500 Index E-MINI	294	Jun-2014	443

			$429

For the period ended March 31, 2014, the total number of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,577,659 ($ Thousands)

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2014.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2014 (see Note 10). The total market value of securities on loan at March 31, 2014 was $51,546 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2014 was $52,196 ($ Thousands).

(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

ADR	— American Depositary Receipt

Cl	— Class

L.P.	— Limited Partnership

S&P	— Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In instances, securities for which footnotes listed above may otherwise apply are included in Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,532,623	$—	$—	$1,532,623
Affiliated Partnership	—	52,196	—	52,196
Cash Equivalent	48,522	—	—	48,522
U.S. Treasury Obligations	—	1,680	—	1,680

Total Investments in Securities	$1,581,145	$53,876	$—	$1,635,021

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$443	$—	$—	$443
Unrealized Depreciation	(14)	—	—	(14)

Total Other Financial Instruments	$429	$—	$—	$429

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

For the period ended March 31,2014, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund

March 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (A) — 96.9%‡

Consumer Discretionary — 14.5%
Discovery Communications, Cl A*	0.6%	121,389	$10,039
L Brands	1.1	297,475	16,888
Liberty Media - Interactive, Cl A*	1.5	792,085	22,867
Liberty Ventures, Ser A*	0.1	15,500	2,020
Nike, Cl B	0.8	172,875	12,768
priceline.com*	1.5	19,125	22,795
Starbucks	1.0	215,814	15,836
Other Securities	7.9		121,004

			224,217

Consumer Staples — 8.6%
Costco Wholesale	0.8	117,472	13,119
Estee Lauder, Cl A	0.8	180,324	12,060
Mead Johnson Nutrition, Cl A	1.1	195,827	16,281
Walgreen	1.6	371,100	24,504
Whole Foods Market	1.0	296,432	15,032
Other Securities	3.3		51,304

			132,300

Energy — 5.7%
Core Laboratories	0.9	72,065	14,301
EOG Resources	1.9	146,600	28,759
FMC Technologies*	0.9	263,847	13,797
Kinder Morgan	0.7	336,444	10,931
Schlumberger, Cl A	1.1	183,547	17,896
Other Securities	0.2		3,199

			88,883

Financials — 9.0%
Charles Schwab	1.2	687,258	18,783
CME Group	0.7	144,750	10,713
Crown Castle International†	1.6	326,150	24,063

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

IntercontinentalExchange Group	1.1%	82,700	$16,361
Progressive	0.9	545,936	13,223
Other Securities	3.5		55,699

			138,842

Health Care — 13.6%
Allergan	1.4	171,275	21,255
Celgene, Cl A*	1.4	158,425	22,116
Covance*	0.9	138,160	14,355
DaVita HealthCare Partners*	0.8	183,606	12,641
Express Scripts Holding*	1.3	273,350	20,526
Gilead Sciences*	1.0	212,220	15,038
Intuitive Surgical*	1.1	39,066	17,110
Novo Nordisk ADR	1.0	341,810	15,604
Perrigo	0.8	75,700	11,708
Other Securities	3.9		59,180

			209,533

Industrials — 10.7%
3M	0.7	81,000	10,989
Danaher, Cl A	1.2	245,078	18,381
Fluor	0.9	184,104	14,311
Stericycle, Cl A*	1.0	139,158	15,811
Other Securities	6.9		106,195

			165,687

Information Technology — 29.9%
Accenture, Cl A	0.8	158,192	12,611
Adobe Systems*	1.6	365,175	24,007
Amphenol, Cl A	1.0	172,479	15,807
Apple	1.5	41,345	22,192
Automatic Data Processing	1.0	193,800	14,973
eBay*	1.3	370,850	20,486
Google, Cl A*	3.0	42,287	47,129
Intuit	1.1	218,725	17,001
MasterCard, Cl A	2.0	416,025	31,077
Microsoft	2.0	768,308	31,493
Qualcomm	2.9	559,398	44,114
Salesforce.com* (A)	0.8	210,246	12,003
Teradata*	0.6	200,325	9,854
VeriSign* (A)	0.8	219,724	11,845
Visa, Cl A	3.6	260,638	56,261
Other Securities	5.9		91,678

			462,531

Materials — 4.4%
Ecolab	1.5	207,624	22,421
Other Securities	2.9		45,374

			67,795

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	5

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund (Concluded)

March 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Telecommunication Services — 0.3%
Other Securities	0.3%		$4,737

Utilities — 0.2%
Other Securities	0.2		2,588

Total Common Stock (Cost $1,174,216) ($ Thousands)			1,497,113

AFFILIATED PARTNERSHIP — 3.3%
SEI Liquidity Fund, L.P. 0.070%**†† (B)	3.3	50,615,562	50,616

Total Affiliated Partnership (Cost $50,616) ($ Thousands)			50,616

CASH EQUIVALENTS — 2.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	2.5	38,379,781	38,380
Other Securities	0.4		7,179

Total Cash Equivalents (Cost $45,559) ($ Thousands)			45,559

U.S. TREASURY OBLIGATIONS (C) — 0.1%
Other Securities	0.1%		2,185

Total U.S. Treasury Obligations (Cost $2,185) ($ Thousands)			2,185

Total Investments — 103.2% (Cost $1,272,576) ($ Thousands)			$1,595,473

A list of the open futures contracts held by the Fund at March 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Russell 2000 Index E-MINI	32	Jun-2014	$(14)
S&P 500 Index E-MINI	335	Jun-2014	530

			$516

For the period ended March 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,545,665 ($ Thousands)

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2014.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (See Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2014 (see Note 10). The total market value of securities on loan at March 31, 2014 was $50,019 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2014 was $50,616 ($ Thousands).

(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
ADR	— American Depositary Receipt

Cl	— Class

L.P.	— Limited Partnership

S&P	— Standard & Poor’s

Ser	— Series

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,497,113	$—	$—	$1,497,113
Affiliated Partnership	—	50,616	—	50,616
Cash Equivalents	45,559	—	—	45,559
U.S. Treasury Obligations	—	2,185	—	2,185

Total Investments in Securities	$1,542,672	$52,801	$—	$1,595,473

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$530	$—	$—	$530
Unrealized Depreciation	(14)	—	—	(14)

Total Other Financial Instruments	$516	$—	$—	$516

*	Futures contracts are valued at unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2014, there were no Level 3 Investments.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (A) — 95.9%

Consumer Discretionary — 12.0%
Harley-Davidson, Cl A*	0.7%	294,668	$19,628
Liberty Media-Interactive, Cl A*	0.6	578,086	16,689
Nike, Cl B*	0.7	249,213	18,407
priceline.com*	0.8	18,744	22,341
Other Securities	9.2		264,117

			341,182

Consumer Staples — 8.2%
Costco Wholesale*	0.8	194,148	21,682
CVS Caremark*	0.7	260,343	19,489
Mead Johnson Nutrition, Cl A*	0.6	198,863	16,534
Tyson Foods, Cl A*	0.6	381,578	16,793
Walgreen*	0.7	307,995	20,337
Other Securities	4.8		137,095

			231,930

Energy — 10.1%
Chevron*	1.1	248,643	29,566
ConocoPhillips*	0.6	257,902	18,143
Core Laboratories*	0.5	68,367	13,567
EOG Resources*	0.9	124,719	24,466
Exxon Mobil*	1.4	394,419	38,527
Noble Energy*	0.6	234,453	16,656
Phillips 66*	0.9	342,900	26,424
Schlumberger, Cl A*	0.6	169,851	16,560
Other Securities	3.5		101,062

			284,971

Financials — 16.2%
American International Group*	0.9	508,395	25,425
Bank of America*	1.3	2,215,852	38,113
Citigroup*	0.6	382,337	18,199
Crown Castle International*†	0.9	321,932	23,752

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Discover Financial Services*	0.5%	241,586	$14,058
Fifth Third Bancorp*	0.6	689,655	15,827
JPMorgan Chase*	1.0	474,451	28,804
PartnerRe*	0.5	129,412	13,394
Wells Fargo*	1.0	571,346	28,419
Other Securities	8.9		252,907

			458,898

Health Care — 12.8%
Allergan*	0.6	123,287	15,300
Amgen, Cl A*	0.8	170,762	21,062
Biogen Idec*	0.9	80,389	24,589
Celgene, Cl A*	0.9	177,007	24,710
Express Scripts Holding*	0.8	301,349	22,628
Johnson & Johnson*	0.6	181,443	17,823
Pfizer*	0.9	803,311	25,802
Other Securities	7.3		211,424

			363,338

Industrials — 9.9%
Canadian Pacific Railway*	0.6	116,068	17,460
Northrop Grumman*	0.7	156,994	19,370
Pentair*	0.6	222,977	17,691
Raytheon*	0.6	160,818	15,887
Other Securities	7.4		210,802

			281,210

Information Technology — 21.1%
Adobe Systems*	1.4	592,523	38,953
Apple*	1.0	53,037	28,467
Applied Materials*	0.5	730,500	14,917
eBay*	0.6	323,786	17,886
Facebook, Cl A*	0.7	305,831	18,423
Google, Cl A*	1.5	37,191	41,450
MasterCard, Cl A*	1.7	651,980	48,703
Microsoft*	1.2	806,207	33,046
Oracle, Cl B*	0.5	382,668	15,655
Qualcomm*	1.5	534,150	42,123
Visa, Cl A*	1.4	178,030	38,430
Western Digital*	0.8	230,097	21,127
Other Securities	8.3		238,333

			597,513

Materials — 3.4%
LyondellBasell Industries, Cl A*	0.6	197,175	17,537
Other Securities	2.8		77,588

			95,125

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	7

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund (Concluded)

March 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Telecommunication Services — 0.5%
Other Securities	0.5%		$15,544

Utilities — 1.7%
Other Securities	1.7		47,836

Total Common Stock (Cost $1,685,576) ($ Thousands)			2,717,547

AFFILIATED PARTNERSHIP — 4.3%
SEI Liquidity Fund, L.P. 0.070%**† (B)	4.3	120,853,846	120,854

Total Affiliated Partnership (Cost $120,854) ($ Thousands)			120,854

CASH EQUIVALENT — 3.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	3.8	107,526,980	107,527

Total Cash Equivalent (Cost $107,527) ($ Thousands)			107,527

U.S. TREASURY OBLIGATIONS (C) — 0.2%
Other Securities	0.2		6,245

Total U.S. Treasury Obligations (Cost $6,245) ($ Thousands)			6,245

Total Investments — 104.2% (Cost $1,920,202) ($ Thousands)			$2,952,173

A list of the open futures contracts held by the Fund at March 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	997	Jun-2014	$1,305
S&P Mid 400 Index E-MINI	91	Jun-2014	112

			$1,417

For the period ended March 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,832,240 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2014.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2014 (see Note 10). The total market value of securities on loan at March 31, 2014 was $119,114 ($ Thousands).

(B)	This security was purchased with cash collateral received from securities lending (see Note 10). The total value of such securities as of March 31, 2014 was $120,854 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
Cl	— Class

L.P.	— Limited Partnership

S&P	— Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,717,547	$—	$—	$2,717,547
Affiliated Partnership	—	120,854	—	120,854
Cash Equivalent	107,527	—	—	107,527
U.S. Treasury Obligations	—	6,245	—	6,245

Total Investments in Securities	$2,825,074	$127,099	$—	$2,952,173

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,417	$—	$—	$1,417

Total Other Financial Instruments	$1,417	$—	$—	$1,417

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2014, there were no level 3 investments.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund

March 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (A) — 98.8%

Consumer Discretionary — 11.9%
Amazon.com, Cl A*	0.7%	58,500	$19,686
Comcast, Cl A*	0.8	409,622	20,489
Home Depot*	0.7	221,296	17,511
McDonald’s*	0.6	155,570	15,251
Walt Disney*	0.8	256,027	20,500
Other Securities	8.3		223,125

			316,562

Consumer Staples — 9.6%
Altria Group*	0.4	313,056	11,718
Coca-Cola*	0.9	595,406	23,018
CVS Caremark*	0.5	185,735	13,904
PepsiCo*	0.7	239,285	19,980
Philip Morris International*	0.8	249,065	20,391
Procter & Gamble*	1.3	426,101	34,343
Wal-Mart Stores*	0.7	254,244	19,432
Other Securities	4.3		110,900

			253,686

Energy — 10.0%
Chevron*	1.3	300,078	35,682
ConocoPhillips*	0.5	192,643	13,553
Exxon Mobil*	2.5	679,198	66,344
Occidental Petroleum*	0.4	124,859	11,898
Schlumberger, Cl A*	0.7	205,443	20,031
Other Securities	4.6		119,011

			266,519

Financials — 16.3%
American Express*	0.5	143,615	12,930
Bank of America*	1.1	1,660,828	28,566
Berkshire Hathaway, Cl B*	1.3	282,947	35,360
Citigroup*	0.9	477,108	22,710
JPMorgan Chase*	1.4	595,157	36,132
US Bancorp*	0.5	286,306	12,271

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Wells Fargo*	1.4%	752,463	$37,428
Other Securities	9.2		246,126

			431,523

Health Care — 13.2%
AbbVie*	0.5	249,546	12,827
Amgen, Cl A*	0.6	118,655	14,635
Bristol-Myers Squibb*	0.5	258,275	13,418
Gilead Sciences*	0.7	241,744	17,130
Johnson & Johnson*	1.7	444,582	43,671
Merck*	1.0	462,144	26,236
Pfizer*	1.2	1,003,091	32,219
UnitedHealth Group*	0.5	155,447	12,745
Other Securities	6.5		178,178

			351,059

Industrials — 10.5%
3M*	0.5	98,882	13,414
Boeing*	0.5	107,432	13,482
General Electric*	1.5	1,576,774	40,823
Union Pacific*	0.5	71,494	13,416
United Technologies*	0.6	132,332	15,462
Other Securities	6.9		182,693

			279,290

Information Technology — 18.4%
Apple*	2.8	140,231	75,268
Cisco Systems*	0.7	809,404	18,139
Facebook, Cl A*	0.6	268,400	16,168
Google, Cl A*	1.8	44,363	49,443
Intel*	0.8	781,315	20,166
International Business Machines*	1.1	153,837	29,612
MasterCard, Cl A*	0.4	160,300	11,974
Microsoft*	1.8	1,187,193	48,663
Oracle, Cl B*	0.8	544,188	22,263
Qualcomm*	0.8	265,732	20,955
Visa, Cl A*	0.6	79,672	17,198
Other Securities	6.2		159,014

			488,863

Materials — 3.5%
Other Securities	3.5		92,376

Telecommunication Services — 2.4%
AT&T*	1.1	818,240	28,696
Verizon Communications*	1.2	650,748	30,956
Other Securities	0.1		4,645

			64,297

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	9

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Concluded)

March 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 3.0%
Other Securities	3.0%		$80,688

Total Common Stock (Cost $1,196,523) ($ Thousands)			2,624,863

AFFILIATED PARTNERSHIP — 4.5%
SEI Liquidity Fund, L.P. 0.070%**† (B)	4.5	119,159,510	119,160

Total Affiliated Partnership (Cost $119,160) ($ Thousands)			119,160

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	0.7	18,371,089	18,371

Total Cash Equivalent (Cost $18,371) ($ Thousands)			18,371

U.S. TREASURY OBLIGATIONS (C) — 0.1%
Other Securities	0.1		3,310

Total U.S. Treasury Obligations (Cost $3,310) ($ Thousands)			3,310

Total Investments — 104.1% (Cost $1,337,364) ($ Thousands)			$2,765,704

A list of the open futures contracts held by the Fund at March 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	346	Jun-2014	$548

For the period ended March 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages	are based on Net Assets of $2,656,550 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2014.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2014 (see Note 10). The total market value of securities on loan at March 31, 2014 was $117,228 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2014 was $119,160 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,624,863	$—	$—	$2,624,863
Affiliated Partnership	—	119,160	—	119,160
Cash Equivalent	18,371	—	—	18,371
U.S. Treasury Obligations	—	3,310	—	3,310

Total Investments in Securities	$2,643,234	$122,470	$—	$2,765,704

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$548	$—	$—	$548

Total Other Financial Instruments	$548	$—	$—	$548

*	Futures contracts are valued at unrealized appreciation on the instrument.

For the period ended March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For	the period ended March 31, 2014, there were no level 3 investments.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

10	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

March 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (A) — 92.2%

Consumer Discretionary — 12.5%
Brunswick	0.3%	29,825	$1,351
HomeAway*	0.4	48,383	1,823
Jack in the Box*	0.3	22,771	1,342
Lumber Liquidators Holdings*	0.3	15,394	1,444
Meredith	0.3	32,574	1,513
Ryland Group	0.3	32,520	1,299
Shutterfly*	0.3	33,551	1,432
Other Securities	10.3		48,310

			58,514

Consumer Staples — 2.2%
Other Securities	2.2		10,306

Energy — 5.9%
Helix Energy Solutions Group*	0.3	65,372	1,502
Rosetta Resources*	0.3	30,621	1,426
Other Securities	5.3		24,953

			27,881

Financials — 19.3%
Bancorpsouth, Cl A	0.3	52,644	1,314
Central Pacific Financial	0.3	77,252	1,561
CNO Financial Group	0.5	135,890	2,459
EastGroup Properties‡	0.3	22,844	1,437
Hanover Insurance Group, Cl A	0.3	22,200	1,364
IBERIABANK	0.4	24,480	1,717
Pebblebrook Hotel Trust‡	0.3	38,460	1,299
Radian Group	0.3	98,721	1,484
United Community Banks*	0.3	67,583	1,312
Western Alliance Bancorp*	0.4	68,123	1,676
Other Securities	15.9		74,993

			90,616

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 12.5%
Acadia Healthcare, Cl A*	0.5%	49,534	$2,235
HealthSouth	0.4	53,353	1,917
MEDNAX*	0.3	21,116	1,309
Puma Biotechnology*	0.3	13,776	1,435
Other Securities	11.0		51,848

			58,744

Industrials — 16.8%
Actuant, Cl A	0.5	69,798	2,384
Carlisle	0.3	18,943	1,503
Dycom Industries*	0.4	53,583	1,694
EMCOR Group	0.4	37,529	1,756
Esterline Technologies*	0.4	17,379	1,852
Genesee & Wyoming, Cl A*	0.3	13,681	1,331
Hexcel, Cl A*	0.3	36,475	1,588
Kirby*	0.3	15,595	1,579
Middleby*	0.4	7,968	2,105
Primoris Services	0.4	56,138	1,683
Saia*	0.3	35,119	1,342
Swift Transportation, Cl A*	0.4	81,519	2,018
TrueBlue*	0.4	71,534	2,093
Other Securities	12.0		56,160

			79,088

Information Technology — 17.7%
Aspen Technology*	0.4	47,277	2,003
Cavium*	0.5	53,226	2,327
CoStar Group*	0.6	14,638	2,734
Dealertrack Technologies*	0.5	47,871	2,355
Envestnet*	0.4	50,003	2,009
Guidewire Software, Cl Z*	0.5	45,212	2,218
Interactive Intelligence Group*	0.3	21,039	1,525
PTC*	0.3	42,715	1,513
Yelp, Cl A*	0.4	21,789	1,676
Other Securities	13.8		64,982

			83,342

Materials — 2.9%
PolyOne	0.5	61,376	2,250
Other Securities	2.4		11,429

			13,679

Telecommunication Services — 0.3%
Other Securities	0.3		1,426

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	11

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Concluded)

March 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 2.1%
ALLETE	0.4%	31,730	$1,663
PNM Resources	0.4	63,616	1,720
Other Securities	1.3		6,233

			9,616

Total Common Stock (Cost $330,564) ($ Thousands)			433,212

EXCHANGE TRADED FUNDS (A) — 0.6%
iShares Russell 2000 Growth Index Fund	0.3	9,591	1,305
iShares Russell 2000 Value Index Fund	0.3	14,000	1,412

Total Exchange Traded Funds (Cost $2,515) ($ Thousands)			2,717

RIGHTS — 0.0%
Other Securities	0.0		—

Total Rights (Cost $ — ) ($ Thousands)			—

WARRANTS — 0.0%
Other Securities	0.0		—

Total Warrants (Cost $ — ) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 11.9%
SEI Liquidity Fund, L.P. 0.070%**† (B)	11.9	55,747,933	55,748

Total Affiliated Partnership (Cost $55,748) ($ Thousands)			55,748

CASH EQUIVALENT — 6.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	6.7	31,646,079	31,646

Total Cash Equivalent (Cost $31,646) ($ Thousands)			31,646

U.S. TREASURY OBLIGATIONS (C) — 0.2%
Other Securities	0.2		1,038

Total U.S. Treasury Obligations (Cost $1,038) ($ Thousands)			1,038

Total Investments — 111.6% (Cost $421,511) ($ Thousands)			$524,361

A list of the open futures contracts held by the Fund at March 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	203	Jun-2014	$(212)

For the period ended March 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $470,003 ($ Thousands)

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2014.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2014 (see Note 10). The total market value of securities on loan at March 31, 2014 was $55,376 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2014 was $55,748 ($ Thousands).

(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$433,212	$—	$—	$433,212
Exchange Traded Funds	2,717	—	—	2,717
Rights	—	—	—	—
Warrants	—	—	—	—
Affiliated Partnership	—	55,748	—	55,748
Cash Equivalent	31,646	—	—	31,646
U.S. Treasury Obligations	—	1,038	—	1,038

Total Investments in Securities	$467,575	$56,786	$—	$524,361

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(212)	$—	$—	$(212)

Total Other Financial Instruments	$(212)	$—	$—	$(212)

*	Futures contracts are valued at unrealized depreciation on the instrument.

For the period ended March 31, 2014, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2014, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2014, there were no level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as ‘‘—‘‘ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

12	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund

March 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (A) — 95.3%‡

Consumer Discretionary — 7.0%
Libbey*	0.4%	70,300	$1,828
Rent-A-Center	0.5	72,735	1,935
Other Securities	6.1		25,482

			29,245

Consumer Staples — 2.8%
Darling International*	0.5	98,312	1,968
Universal	0.4	26,800	1,498
Other Securities	1.9		8,149

			11,615

Energy — 9.4%
Approach Resources, Cl A*	0.8	150,087	3,138
Cloud Peak Energy*	0.4	74,012	1,565
EPL Oil & Gas*	0.5	51,000	1,969
Gulfmark Offshore, Cl A	0.4	35,787	1,608
Nuverra Environmental Solutions*	0.4	78,700	1,597
Parker Drilling*	0.3	204,882	1,453
Scorpio Tankers	0.4	149,100	1,487
Unit*	0.4	24,420	1,597
World Fuel Services	0.6	52,566	2,318
Other Securities	5.2		22,438

			39,170

Financials — 34.7%
Central Pacific Financial	0.4	83,600	1,689
CNO Financial Group	0.8	190,040	3,440
Eagle Bancorp*	0.4	41,828	1,510
First Midwest Bancorp	0.4	92,257	1,576
Geo Group†	0.5	67,100	2,163
Hancock Holding, Cl A	0.3	38,525	1,412
Hanover Insurance Group, Cl A	0.5	37,038	2,276

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Hatteras Financial†	0.5%	99,983	$1,885
Horace Mann Educators, Cl A	0.3	47,909	1,389
IBERIABANK	0.4	23,378	1,640
Nelnet, Cl A	0.5	45,600	1,865
PacWest Bancorp	0.4	34,031	1,464
Platinum Underwriters Holdings	0.6	41,035	2,466
Popular*	0.4	51,000	1,580
Simon Property Group†	0.4	9,844	1,614
Webster Financial	0.4	45,540	1,414
WSFS Financial	0.4	24,205	1,729
Other Securities	27.1		113,400

			144,512

Health Care — 5.4%
Accuray*	0.4	179,400	1,722
Greatbatch*	0.4	35,930	1,650
Other Securities	4.6		19,022

			22,394

Industrials — 16.3%
Alliant Techsystems	0.4	11,900	1,692
Brink’s	0.3	49,100	1,402
Curtiss-Wright	0.4	27,833	1,769
EMCOR Group	0.9	85,089	3,981
FTI Consulting*	0.6	79,135	2,638
Ryder System	0.5	25,639	2,049
Tetra Tech*	0.4	64,169	1,899
Tutor Perini*	0.4	58,138	1,667
Other Securities	12.4		50,767

			67,864

Information Technology — 11.8%
Adtran	0.5	84,080	2,052
Arrow Electronics, Cl A*	0.4	26,424	1,569
QLogic*	0.3	116,848	1,490
Tech Data*	0.5	36,007	2,195
Ultratech*	0.6	82,336	2,403
Other Securities	9.5		39,677

			49,386

Materials — 4.3%
H.B. Fuller	0.6	47,136	2,276
Sensient Technologies	0.4	29,543	1,666
Other Securities	3.3		13,880

			17,822

Telecommunication Services — 0.6%
Other Securities	0.6		2,580

Utilities — 3.0%
Great Plains Energy	0.4	54,912	1,485

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	13

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund (Concluded)

March 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Portland General Electric	0.6%	81,342	$2,631
Other Securities	2.0		8,569

			12,685

Total Common Stock (Cost $329,749) ($ Thousands)			397,273

EXCHANGE TRADED FUNDS (A) — 0.9%
iShares Russell 2000 Value Index Fund	0.6	26,600	2,682
Other Securities	0.3		1,216

Total Exchange Traded Funds (Cost $3,490) ($ Thousands)			3,898

WARRANTS — 0.0%
Other Securities	0.0		—

Total Warrants (Cost $–) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 13.4%
SEI Liquidity Fund, L.P. 0.070%**†† (B)	13.4	55,927,122	55,927

Total Affiliated Partnership (Cost $55,927) ($ Thousands)			55,927

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	3.5	14,598,271	14,598

Total Cash Equivalent (Cost $14,598) ($ Thousands)			14,598

U.S. TREASURY OBLIGATIONS (C) — 0.2%
Other Securities	0.2		878

Total U.S. Treasury Obligations (Cost $878) ($ Thousands)			878

Total Investments — 113.3% (Cost $404,642) ($ Thousands)			$472,574

A list of the open futures contracts held by the Fund at March 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	61	Jun-2014	$(31)

For the period ended March 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $417,053 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2014.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

†	Real Estate Investment Trust

††	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2014 (see Note 10). The total market value of securities on loan at March 31, 2014 was $55,138 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2014 was $55,927 ($ Thousands).

(C)	Security, or portion thereof has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$397,273	$—	$—	$397,273
Exchange Traded Funds	3,898	—	—	3,898
Warrants	—	—	—	—
Affiliated Partnership	—	55,927	—	55,927
Cash Equivalent	14,598	—	—	14,598
U.S. Treasury Obligations	—	878	—	878

Total Investments in Securities	$415,769	$56,805	$—	$472,574

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(31)	$—	$—	$(31)

Total Other Financial Instruments	$(31)	$—	$—	$(31)

* Futures contracts are valued at unrealized depreciation on the instrument.

For the period ended March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2014, there were no Level 3 investments.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

14	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund

March 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (A) — 96.7%

Consumer Discretionary — 15.3%
Brunswick	0.4%	31,149	$1,411
Capella Education	0.5	29,990	1,894
Carter’s	0.5	23,556	1,829
Five Below*	0.4	35,005	1,487
Hibbett Sports*	0.5	31,261	1,653
HomeAway*	0.5	51,045	1,923
Lumber Liquidators Holdings*	0.5	20,792	1,950
National CineMedia	0.4	90,662	1,360
Wolverine World Wide	0.6	77,265	2,206
Other Securities	11.0		40,750

			56,463

Consumer Staples — 2.7%
Pilgrim’s Pride*	0.5	79,000	1,653
Other Securities	2.2		8,325

			9,978

Energy — 4.6%
Dresser-Rand Group *	0.4	23,847	1,393
Dril-Quip*	0.7	23,407	2,624
Other Securities	3.5		13,149

			17,166

Financials — 7.2%
Signature Bank NY, Cl B*	0.4	12,779	1,605
Other Securities	6.8		25,117

			26,722

Health Care — 19.4%
Acadia Healthcare, Cl A*	0.7	54,517	2,460
Fluidigm*	0.4	32,410	1,428
Isis Pharmaceuticals*	0.4	34,531	1,492
LDR Holding*	0.4	40,032	1,374

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Novadaq Technologies*	0.6%	100,304	$2,235
NPS Pharmaceuticals*	0.4	44,636	1,336
Puma Biotechnology*	0.5	17,394	1,811
Other Securities	16.0		59,576

			71,712

Industrials — 20.0%
Acuity Brands	0.4	11,661	1,546
Carlisle	0.5	25,520	2,025
Heico, Cl A	0.4	38,186	1,658
Hexcel, Cl A*	0.6	49,283	2,146
Kirby*	0.6	20,890	2,115
Middleby*	0.8	11,022	2,912
Old Dominion Freight Line, Cl A*	0.6	37,454	2,125
Saia*	0.4	35,274	1,348
Spirit Airlines*	0.4	26,030	1,546
TrueBlue*	0.7	94,233	2,757
Wabtec	0.4	17,530	1,359
WESCO International*	0.4	16,530	1,375
Other Securities	13.8		51,221

			74,133

Information Technology — 24.8%
Aspen Technology*	0.6	52,654	2,230
Blackbaud, Cl A	0.4	47,397	1,484
Broadridge Financial Solutions	0.4	40,645	1,509
Cadence Design Systems*	0.4	93,132	1,447
Cavium*	0.6	48,522	2,122
Cornerstone OnDemand*	0.5	39,681	1,900
CoStar Group*	1.0	19,962	3,728
Dealertrack Technologies*	0.6	46,381	2,281
Demandware*	0.4	24,570	1,574
Envestnet*	0.7	63,764	2,562
Guidewire Software, Cl Z*	0.7	54,250	2,661
Manhattan Associates*	0.4	39,200	1,373
Measurement Specialties*	0.4	21,621	1,467
SS&C Technologies Holdings*	0.9	76,827	3,075
Tableau Software, Cl A*	0.4	20,125	1,531
Yelp, Cl A*	0.5	22,131	1,703
Zillow, Cl A*	0.4	16,863	1,486
Other Securities	15.5		57,533

			91,666

Materials — 2.1%
PolyOne	0.4	40,646	1,490
Other Securities	1.7		6,364

			7,854

Telecommunication Services — 0.5%
Other Securities	0.5		2,086

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	15

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund (Concluded)

March 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 0.1%
Other Securities	0.1%		$187

Total Common Stock (Cost $289,214) ($ Thousands)			357,967

EXCHANGE TRADED FUND — 0.2%
Other Securities	0.2		604

Total Exchange Traded Fund (Cost $618) ($ Thousands)			604

WARRANTS — 0.0%
Other Securities	0.0		—

Total Warrants (Cost $–) ($ Thousands)			—

PREFERRED STOCK — 0.0%

Utiilities — 0.0%
Other Securities	0.0		74

Total Preferred Stock (Cost $106) ($ Thousands)			74

AFFILIATED PARTNERSHIP — 16.1%
SEI Liquidity Fund, L.P. 0.070%**† (B)	16.1	59,564,277	59,564

Total Affiliated Partnership (Cost $59,564) ($ Thousands)			59,564

CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	3.0	11,065,558	11,066

Total Cash Equivalent (Cost $11,066) ($ Thousands)			11,066

U.S. TREASURY OBLIGATIONS (C) — 0.1%
Other Securities	0.1		311

Total U.S. Treasury Obligations (Cost $311) ($ Thousands)			311

Total Investments — 116.1% (Cost $360,879) ($ Thousands)			$429,586

A list of the open futures contracts held by the Fund at March 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	46	Jun-2014	$(28)

			$(28)

For the period ended March 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $370,149 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2014.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2014 (see Note 10). The total market value of securities on loan at March 31, 2014 was $59,035 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total value of such securities as of March 31, 2014 was $59,564 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$357,898	$—	$69	$357,967
Exchange Traded Fund	604	—	—	604
Warrants	—	—	—	—
Preferred Stock	—	74	—	74
Affiliated Partnership	—	59,564	—	59,564
Cash Equivalent	11,066	—	—	11,066
U.S. Treasury Obligations	—	311	—	311

Total Investments in Securities	$369,568	$59,949	$69	$429,586

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(28)	$—	$—	$(28)

Total Other Financial Instruments	$(28)	$—	$—	$(28)

*	Futures contracts are valued at unrealized depreciation on the instrument.

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

For the period ended March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2014, there were no t transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

16	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (A) — 94.6%

Consumer Discretionary — 12.7%
Harley-Davidson, Cl A	0.3%	24,246	$1,615
Panera Bread, Cl A*	0.3	8,786	1,550
Pier 1 Imports	0.3	77,651	1,466
Other Securities	11.8		67,269

			71,900

Consumer Staples — 3.2%
Darling International*	0.3	95,706	1,916
WhiteWave Foods, Cl A*	0.3	51,646	1,474
Other Securities	2.6		14,452

			17,842

Energy — 5.3%
Helmerich & Payne	0.3	16,549	1,780
Other Securities	5.0		28,465

			30,245

Financials — 19.7%
American Campus Communities†	0.3	39,870	1,489
CNO Financial Group	0.4	120,238	2,176
East West Bancorp	0.3	45,410	1,657
Hanover Insurance Group, Cl A	0.3	28,027	1,722
Huntington Bancshares	0.3	148,998	1,486
IBERIABANK	0.3	26,188	1,837
PacWest Bancorp	0.5	58,966	2,536
PartnerRe	0.3	14,878	1,540
Signature Bank NY, Cl B*	0.3	12,306	1,546
Other Securities	16.7		95,604

			111,593

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 10.9%
Acadia Healthcare, Cl A*	0.3	33,407	$1,507
Cubist Pharmaceuticals*	0.3	22,095	1,616
Envision Healthcare Holdings *	0.3%	49,183	1,664
Greatbatch*	0.3	33,890	1,556
HeartWare International*	0.3	18,482	1,733
MEDNAX*	0.3	29,715	1,842
Team Health Holdings*	0.3	37,619	1,683
Other Securities	8.8		50,485

			62,086

Industrials — 16.8%
Actuant, Cl A	0.3	52,908	1,807
Acuity Brands	0.3	13,413	1,778
Carlisle	0.3	22,829	1,811
Clean Harbors*	0.4	40,845	2,238
Curtiss-Wright	0.3	27,406	1,741
EMCOR Group	0.3	31,287	1,464
Generac Holdings	0.4	36,037	2,125
Interface, Cl A	0.3	77,260	1,588
Kirby*	0.3	19,094	1,933
Middleby*	0.3	5,803	1,533
Moog, Cl A*	0.4	32,556	2,133
TrueBlue*	0.4	66,773	1,954
WageWorks*	0.3	30,486	1,710
Other Securities	12.5		71,603

			95,418

Information Technology — 17.8%
Acxiom*	0.3	46,664	1,605
Cadence Design Systems*	0.5	175,866	2,733
Cornerstone OnDemand*	0.3	32,084	1,536
CoStar Group*	0.4	13,115	2,449
Dealertrack Technologies*	0.4	45,943	2,260
PTC*	0.6	91,920	3,257
Tableau Software, Cl A*	0.3	22,427	1,706
Web.com Group*	0.3	49,119	1,672
Zillow, Cl A*	0.3	18,980	1,672
Other Securities	14.4		82,383

			101,273

Materials — 4.5%
PolyOne	0.5	69,906	2,563
Silgan Holdings	0.3	30,513	1,511
Other Securities	3.7		21,694

			25,768

Telecommunication Services — 0.5%
Other Securities	0.5		2,923

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	17

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund (Concluded)

March 31, 2014

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 3.2%
Great Plains Energy	0.3%	57,576	$1,557
Portland General Electric	0.6	100,050	3,236
SCANA	0.3	29,391	1,508
Other Securities	2.0		11,755

			18,056

Total Common Stock (Cost $391,691) ($ Thousands)			537,104

EXCHANGE TRADED FUND — 0.2%
Other Securities	0.2		1,005

Total Exchange Traded Fund (Cost $674) ($ Thousands)			1,005

WARRANTS — 0.0%
Other Securities	0.0		—

Total Warrants (Cost $–) ($ Thousands)			—

RIGHTS — 0.0%
Other Securities	0.0		—

Total Rights (Cost $–) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 2.4%
SEI Liquidity Fund, L.P.
0.070%**†† (B)	2.4	13,917,702	13,918

Total Affiliated Partnership (Cost $13,918) ($ Thousands)			13,918

CASH EQUIVALENT — 4.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**††	4.8	27,410,720	27,411

Total Cash Equivalent (Cost $27,411) ($ Thousands)			27,411

U.S. TREASURY OBLIGATIONS (C) (D) — 0.3%
U.S. Treasury Bills 0.055, 07/24/2014	0.3	$1,541	1,541

Total U.S. Treasury Obligations (Cost $1,541) ($ Thousands)			1,541

Total Investments — 102.3% (Cost $435,235) ($ Thousands)			$580,979

A list of the open futures contracts held by the Fund at March 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Russell 2000 Index E-MINI	84	Jun-2014	$(38)
S&P Mid 400 Index E-MINI	63	Jun-2014	79

			$41

For the period ended March 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $567,728 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2014.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2014 (see Note 10). The total market value of securities on loan at March 31, 2014 was $13,688 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see note 10). The total value of such securities as of March 31, 2014 was $13,918 ($ Thousands).

(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$537,104	$—	$—	$537,104
Exchange Traded Fund	1,005	—	—	1,005
Warrants	—	—	—	—
Rights	—	—	—	—
Affiliated Partnership	—	13,918	—	13,918
Cash Equivalent	27,411	—	—	27,411
U.S. Treasury Obligations	—	1,541	—	1,541

Total Investments in Securities	$565,520	$15,459	$—	$580,979

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$79	$—	$—	$79
Unrealized Depreciation	(38)	—	—	(38)

Total Other Financial Instruments	$41	$—	$—	$41

*	Futures contracts are valued at unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2014, there were no Level 3 investments.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

18	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund

March 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (A) — 92.6%

Consumer Discretionary — 16.6%
Bed Bath & Beyond*	0.6%	8,867	$610
BorgWarner	0.7	12,400	762
Chipotle Mexican Grill, Cl A*	0.6	1,195	679
Harley-Davidson, Cl A	1.1	16,541	1,102
Michael Kors Holdings*	1.0	11,200	1,045
Mohawk Industries*	0.5	3,900	530
PetSmart	0.5	7,831	540
Ralph Lauren, Cl A	0.6	3,790	610
Ross Stores	0.5	8,000	572
Other Securities	10.5		10,864

			17,314

Consumer Staples — 4.6%
Coca-Cola Enterprises	0.5	11,268	538
JM Smucker	0.8	8,421	819
Kroger	0.7	16,762	732
Other Securities	2.6		2,699

			4,788

Energy — 5.8%
Cabot Oil & Gas	0.5	16,400	556
EQT	0.7	7,203	698
Spectra Energy	0.5	14,826	548
Other Securities	4.1		4,260

			6,062

Financials — 15.3%
Affiliated Managers Group*	0.7	3,590	718
Alexandria Real Estate Equities†	0.5	7,143	518
American Campus Communities†	0.5	13,951	521
Ameriprise Financial	0.7	6,078	669
CBRE Group, Cl A*	0.7	27,800	762
Fifth Third Bancorp	0.7	31,301	718
Moody’s	0.6	8,075	640
PartnerRe	0.6	5,664	586
SunTrust Banks	0.5	13,800	549

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	9.8%		$10,252

			15,933

Health Care — 11.4%
Actavis*	0.6	3,075	633
Agilent Technologies	0.6	10,600	593
Alexion Pharmaceuticals*	0.8	5,470	832
CareFusion*	0.6	15,169	610
Humana	0.5	5,200	586
Illumina*	0.7	5,000	743
Patterson	0.5	11,890	497
Other Securities	7.1		7,442

			11,936

Industrials — 15.4%
Acuity Brands	0.7	5,650	749
Delta Air Lines, Cl A	0.6	18,400	638
Flowserve	0.6	7,575	593
Fluor	0.7	9,616	747
Fortune Brands Home & Security	0.5	13,150	553
Pall	0.6	7,625	682
Parker Hannifin, Cl A	0.5	4,813	576
Other Securities	11.2		11,489

			16,027

Information Technology — 15.1%
Alliance Data Systems*	0.7	2,775	756
Amphenol, Cl A	0.6	6,950	637
Applied Materials	0.6	31,500	643
Avago Technologies, Cl A	0.6	9,900	638
Electronic Arts*	0.6	20,200	586
KLA-Tencor	0.6	8,750	605
Synopsys*	0.6	17,486	672
Xilinx	0.5	9,850	534
Other Securities	10.3		10,627

			15,698

Materials — 3.9%
Other Securities	3.9		4,090

Telecommunication Services — 0.2%
Other Securities	0.2		223

Utilities — 4.3%
AGL Resources	0.5	12,064	591
Edison International	0.7	12,091	684
SCANA	0.5	10,621	545
Xcel Energy	0.6	20,558	624
Other Securities	2.0		2,081

			4,525

Total Common Stock (Cost $82,057) ($ Thousands)			96,596

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	19

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund (Concluded)

March 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 2.6%
SEI Liquidity Fund, L.P. 0.070%**†† (B)	2.6%	2,749,058	$2,749

Total Affiliated Partnership (Cost $2,749) ($ Thousands)			2,749

CASH EQUIVALENT — 7.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	7.3	7,596,590	7,597

Total Cash Equivalent (Cost $7,597) ($ Thousands)			7,597

U.S. TREASURY OBLIGATIONS (C) — 0.3%
Other Securities	0.3		314

Total U.S. Treasury Obligations (Cost $314) ($ Thousands)			314

Total Investments — 102.8% (Cost $92,717) ($ Thousands)			$107,256

A list of the open futures contracts held by the Fund at March 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Mid 400 Index E-MINI	44	Jun-2014	$60

For the period ended March 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $104,383 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2014.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2014 (see Note 10). The total market value of securities on loan at March 31, 2014 was $2,712 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total value of such securities as of March 31, 2014 was $2,749 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$96,596	$—	$—	$96,596
Affiliated Partnership	—	2,749	—	2,749
Cash Equivalent	7,597	—	—	7,597
U.S. Treasury Obligations	—	314	—	314

Total Investments in Securities	$104,193	$3,063	$—	$107,256

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$60	$—	$—	$60

Total Other Financial Instruments	$60	$—	$—	$60

*	Futures contracts are valued at unrealized appreciation on the instrument.

For the period ended March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2014, there were no Level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

20	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

March 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.6%

Consumer Discretionary — 6.8%
DIRECTV*	0.9%	112,300	$8,582
Kohl’s	0.9	155,061	8,808
Target, Cl A	1.2	190,860	11,549
Other Securities	3.8		37,065

			66,004

Consumer Staples — 17.5%
Altria Group	0.8	221,561	8,293
Clorox	0.9	99,928	8,795
CVS Caremark	1.0	126,700	9,485
Dr Pepper Snapple Group	0.9	156,823	8,540
Hershey	0.9	88,557	9,245
Kroger	1.0	231,700	10,114
Lorillard	0.8	145,755	7,882
PepsiCo	0.9	105,122	8,778
Tyson Foods, Cl A	1.4	305,610	13,450
Wal-Mart Stores	1.6	201,488	15,400
Other Securities	7.3		70,997

			170,979

Energy — 3.8%
Chevron	1.3	109,648	13,038
Exxon Mobil	0.8	81,300	7,941
Other Securities	1.7		16,025

			37,004

Financials — 13.6%
Axis Capital Holdings	0.8	171,980	7,885
Everest Re Group	1.4	92,500	14,157
PartnerRe	1.6	146,860	15,200
RenaissanceRe Holdings	1.0	104,831	10,231
US Bancorp	0.7	158,921	6,811
Validus Holdings	0.7	170,632	6,435
Other Securities	7.4		71,890

			132,609

Health Care — 18.9%
Aetna, Cl A	0.7	94,200	7,062
AmerisourceBergen	0.9	129,894	8,520

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Amgen, Cl A	0.9%	71,400	$8,807
Cardinal Health	1.3	183,277	12,826
Express Scripts Holding*	0.7	94,862	7,123
Johnson & Johnson	1.2	118,700	11,660
McKesson	1.4	78,154	13,800
Merck	1.3	218,529	12,406
Pfizer	0.9	286,400	9,199
Quest Diagnostics	1.2	193,622	11,215
UnitedHealth Group	0.8	94,600	7,756
WellPoint	0.8	79,400	7,904
Other Securities	6.8		65,975

			184,253

Industrials — 5.3%
L-3 Communications Holdings	0.9	77,600	9,168
Lockheed Martin	1.0	57,842	9,442
Northrop Grumman	1.0	79,278	9,781
Raytheon	0.7	72,200	7,133
Other Securities	1.7		16,407

			51,931

Information Technology — 11.3%
Amdocs	1.6	335,881	15,605
Apple	0.9	15,888	8,528
Harris	0.7	98,100	7,177
International Business
Machines	0.9	47,168	9,079
Microsoft	0.8	196,700	8,063
Other Securities	6.4		61,672

			110,124

Materials — 1.4%
Other Securities	1.4		13,956

Telecommunication Services — 5.1%
AT&T	2.0	558,477	19,586
Verizon Communications	0.7	136,110	6,475
Other Securities	2.4		23,884

			49,945

Utilities — 11.9%
Consolidated Edison	0.9	168,544	9,042
Edison International	1.2	208,526	11,805
Entergy	1.0	143,500	9,593
Exelon	0.9	274,600	9,215
PG&E	1.0	237,500	10,260
Public Service Enterprise Group	1.0	255,600	9,749
Other Securities	5.9		56,981

			116,645

Total Common Stock (Cost $747,111) ($ Thousands)			933,450

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	21

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Concluded)

March 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 4.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	4.1%	39,663,697	$39,664

Total Cash Equivalent (Cost $39,664) ($ Thousands)			39,664

U.S. TREASURY OBLIGATIONS (A) — 0.2%
Other Securities	0.2		1,599

Total U.S. Treasury Obligations (Cost $1,598) ($ Thousands)			1,599

Total Investments — 99.9% (Cost $788,373) ($ Thousands)			$974,713

A list of the open futures contracts held by the Fund at March 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	302	Jun-2014	$461

For the period ended March 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $975,942 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2014.

†	Investment in Affiliated Security (see Note 6).

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl	— Class

S&P	— Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2014 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$933,450	$—	$—	$933,450
Cash Equivalent	39,664	—	—	39,664
U.S. Treasury Obligations	—	1,599	—	1,599

Total Investments in Securities	$973,114	$1,599	$—	$974,713

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$461	$—	$—	$461

Total Other Financial Instruments	$461	$—	$—	$461

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2014, there were no Level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

22	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund

March 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.0%

Australia — 5.8%
Other Securities	5.8%		$91,227

			91,227

Austria — 0.1%
Other Securities	0.1		1,813

			1,813

Belgium — 0.3%
Other Securities	0.3		4,050

			4,050

Canada — 12.6%
Bank of Montreal	0.7	164,400	11,016
Canadian Imperial Bank of Commerce	0.9	159,400	13,756
Canadian Tire, Cl A	1.2	195,200	18,433
Metro, Cl A	0.9	236,600	13,912
Rogers Communications, Cl B	0.7	284,500	11,808
Toronto-Dominion Bank	0.6	201,200	9,448
Other Securities	7.6		119,719

			198,092

Denmark — 1.8%
TDC	0.6	1,001,473	9,263
Other Securities	1.2		19,460

			28,723

Finland — 0.0%
Other Securities	0.0		378

			378

France — 0.4%
Other Securities	0.4		5,912

			5,912

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Germany — 2.2%
Other Securities	2.2%		$34,970

			34,970

Greece — 0.0%
Other Securities	0.0		623

			623

Guernsey — 0.6%
Amdocs	0.6	222,273	10,327

			10,327

Hong Kong — 3.1%
CLP Holdings, Cl B	0.9	1,826,000	13,771
Other Securities	2.2		34,522

			48,293

Ireland — 0.3%
Other Securities	0.3		4,166

			4,166

Israel — 1.3%
Teva Pharmaceutical Industries	0.7	222,091	11,461
Other Securities	0.6		9,573

			21,034

Italy — 0.3%
Other Securities	0.3		4,831

			4,831

Japan — 6.2%
Other Securities	6.2		98,010

			98,010

Netherlands — 0.7%
Royal Dutch Shell, Cl A	0.6	247,579	9,049
Other Securities	0.1		1,762

			10,811

New Zealand — 1.4%
Other Securities	1.4		22,326

			22,326

Norway — 2.6%
Statoil	1.0	534,627	15,091
Telenor	0.8	553,074	12,259
Other Securities	0.8		13,338

			40,688

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	23

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund (Concluded)

March 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Portugal — 1.3%
EDP - Energias de Portugal	1.2%	3,996,317	$18,567
Other Securities	0.1		1,974

			20,541

Singapore — 2.6%
StarHub	0.6	2,770,000	9,251
Other Securities	2.0		32,029

			41,280

Spain — 1.2%
EDP Renovaveis	0.0	95,769	638
Other Securities	1.2		18,128

			18,766

Sweden — 1.5%
Other Securities	1.5		23,291

			23,291

Switzerland — 2.0%
Swisscom	0.8	19,082	11,730
Other Securities	1.2		20,281

			32,011

United Kingdom — 10.9%
AstraZeneca	1.1	284,622	18,394
Centrica	0.7	1,984,573	10,908
GlaxoSmithKline	0.9	521,518	13,837
Imperial Tobacco Group	1.0	393,487	15,895
J Sainsbury	0.8	2,342,586	12,345
Next, Cl A	1.1	160,703	17,682
Smith & Nephew	0.7	696,396	10,554
SSE	0.7	473,979	11,608
Other Securities	3.9		60,172

			171,395

United States — 34.8%
Altria Group	0.6	247,785	9,274
AT&T	1.1	476,353	16,706
Becton Dickinson	0.6	80,901	9,472
Bunge	0.6	116,665	9,276
Capitol Federal Financial	0.6	743,249	9,328
Cardinal Health	0.6	130,711	9,147
Clorox	1.2	212,777	18,727
ConocoPhillips	0.6	138,094	9,715
DST Systems	0.6	102,790	9,744
Exelon	0.7	318,122	10,676
General Mills, Cl A	0.8	241,656	12,523
Henry Schein*	0.6	77,700	9,275
Hershey	0.7	110,719	11,559
Johnson & Johnson	1.2	200,445	19,690

Description	Percentage of Net Assets (%)	Shares/Face Amount(1) (Thousands)		Market Value ($ Thousands)

Kellogg	0.7%		174,312	$10,931
Kimberly-Clark	0.9		128,195	14,134
Laboratory Corp of America Holdings*	1.0		163,181	16,026
Lorillard	0.6		186,661	10,095
Medtronic	0.6		160,000	9,846
Merck	1.0		281,649	15,989
Owens & Minor	0.6		255,163	8,938
PepsiCo	0.6		108,267	9,040
Quest Diagnostics	0.7		190,158	11,014
Tyson Foods, Cl A	1.0		354,106	15,584
Verizon Communications	0.6		205,535	9,777
Wal-Mart Stores	0.8		165,441	12,645
Other Securities	15.2			239,324

				548,455

Total Common Stock (Cost $1,326,944) ($ Thousands)				1,482,013

CASH EQUIVALENT — 5.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	5.5		86,244,660	86,245

Total Cash Equivalent (Cost $86,245) ($ Thousands)				86,245

TIME DEPOSITS — 0.7%
Brown Brothers Harriman
1.950%, 04/01/2014	0.0	NZD	71	62
1.929%, 04/01/2014	0.0	AUD	230	213
0.278%, 04/01/2014	0.0	CAD	126	115
0.100%, 04/01/2014	0.0	SEK	1,633	252
0.100%, 04/01/2014	0.0	DKK	19	4
0.076%, 04/01/2014	0.0	EUR	68	94
0.048%, 04/01/2014	0.1	GBP	891	1,486
0.030%, 04/01/2014	0.5		8,462	8,462
0.005%, 04/01/2014	0.0	JPY	6,109	59
0.005%, 04/01/2014	0.1	HKD	5,889	759
0.001%, 04/01/2014	0.0	CHF	—	—

Total Time Deposits (Cost $11,506) ($ Thousands)				11,506

U.S. TREASURY OBLIGATIONS (A) — 0.2%
Other Securities	0.2			3,885

Total U.S. Treasury Obligations (Cost $3,885) ($ Thousands)				3,885

Total Investments — 100.4% (Cost $1,428,580) ($ Thousands)				$1,583,649

24	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

A list of the open futures contracts held by the Fund at March 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	203	Jun-2014	$287
FTSE 100 Index	65	Jun-2014	67
Hang Seng Index	10	Apr-2014	14
S&P 500 Index E-MINI	365	Jun-2014	578
SPI 200 Index	23	Jun-2014	31
Topix Index	43	Jun-2014	(68)

			$909

For the period ended March 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at March 31, 2014, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
4/28/14	AUD	104,489	USD	96,189	$(469)
4/28/14	CAD	218,075	USD	195,595	(1,890)
4/28/14	CHF	31,735	USD	35,836	(108)
4/28/14	DKK	185,016	USD	34,165	(2)
4/28/14	EUR	77,899	USD	107,397	49
4/28/14	GBP	114,514	USD	189,691	(1,160)
4/28/14	HKD	446,135	USD	57,506	(16)
4/28/14	JPY	11,145,365	USD	108,959	707
4/28/14	NOK	258,978	USD	42,795	(431)
4/28/14	NZD	25,957	USD	22,290	(183)
4/28/14	SEK	152,499	USD	23,603	86
4/28/14	SGD	72,764	USD	57,405	(471)
4/28/14	USD	534	AUD	578	1
4/28/14	USD	1,710	CAD	1,892	4
4/28/14	USD	740	GBP	446	2
4/28/14	USD	233	JPY	23,781	(2)
4/28/14	USD	343	NOK	2,061	1
4/28/14	USD	193	NZD	223	—
4/28/14	USD	302	SGD	381	1

					$(3,881)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2014, is as follows:

Counterparty	Currency to Deliver ($Thousands)	Currency to Receive ($Thousands)	Unrealized Depreciation ($Thousands)
Brown Brothers Harriman	($979,374)	$975,493	$(3,881)

For the period ended March 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on Net Assets of $1,577,176 ($ Thousands).

(1)	In U.S. Dollars unless otherwise indicated.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2014.

†	Investment in Affiliated Security (see Note 6).

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

AUD — Australia Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Denmark Krone

EUR — Euro
FTSE — Financial Times and the London Stock Exchange

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

S&P — Standard & Poor’s

SEK — Sweden Krona

SGD — Singapore Dollar

SPI — Swiss Performance Index

USD — U.S. Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,454,631	$27,382	$—	$1,482,013
Cash Equivalent	86,245	—	—	86,245
Time Deposits	—	11,506	—	11,506
U.S. Treasury Obligations	—	3,885	—	3,885

Total Investments in Securities	$1,540,876	$42,773	$—	$1,583,649

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$977	$—	$—	$977
Unrealized Depreciation	(68)	—	—	(68)
Forwards Contracts*
Unrealized Appreciation	—	851	—	851
Unrealized Depreciation	—	(4,732)	—	(4,732)

Total Other Financial Instruments	$909	$(3,881)	$—	$(2,972)

*	Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2014, there were no Level 3 investments.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	25

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Managed Volatility Fund

March 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.7%

Consumer Discretionary — 6.3%
McDonald’s*	0.8%	59,370	$5,820
Target, Cl A*	0.7	87,119	5,272
Other Securities	4.8		33,351

			44,443

Consumer Staples — 19.0%
Altria Group*	0.9	161,988	6,063
CVS Caremark*	0.7	68,900	5,158
General Mills, Cl A*	0.7	88,908	4,607
Hershey*	1.0	66,657	6,959
Hormel Foods*	0.7	101,460	4,999
Kimberly-Clark*	0.7	43,439	4,789
Kroger *	1.1	181,616	7,927
Lorillard*	1.2	162,079	8,765
Philip Morris International*	0.7	59,036	4,834
Procter & Gamble*	0.7	58,418	4,709
Tyson Foods, Cl A*	0.8	132,900	5,849
Wal-Mart Stores*	1.5	137,523	10,511
Other Securities	8.3		59,006

			134,176

Energy — 3.1%
Chevron*	0.8	45,300	5,387
Exxon Mobil*	1.2	84,800	8,283
Other Securities	1.1		8,199

			21,869

Financials — 13.7%
Everest Re Group*	1.0	43,773	6,699
PartnerRe*	1.1	73,279	7,584
RenaissanceRe Holdings*	1.3	94,358	9,209
Other Securities	10.3		73,430

			96,922

Health Care — 19.1%
Aetna, Cl A*	0.7	65,700	4,925
AmerisourceBergen*	0.7	71,537	4,692

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Amgen, Cl A*	0.8%	48,800	$6,019
Cardinal Health*	0.6	64,600	4,521
Humana*	0.7	43,897	4,948
Johnson & Johnson*	1.9	135,917	13,351
Laboratory Corp of America Holdings*	0.6	45,981	4,516
McKesson*	0.7	29,800	5,262
Merck*	1.4	169,938	9,647
Pfizer*	0.9	189,700	6,093
Quest Diagnostics*	1.0	124,379	7,204
UnitedHealth Group*	0.7	63,200	5,182
WellPoint*	0.9	60,300	6,003
Other Securities	7.5		52,574

			134,937

Industrials — 5.9%
Alliant Techsystems*	0.8	40,300	5,729
L-3 Communications Holdings*	0.9	55,500	6,557
Northrop Grumman*	0.9	52,700	6,502
Raytheon*	0.9	66,100	6,530
Other Securities	2.4		16,667

			41,985

Information Technology — 9.0%
Amdocs*	0.8	129,100	5,998
Harris*	0.7	63,400	4,638
International Business Machines*	0.7	25,139	4,839
Microsoft*	0.6	111,500	4,570
Other Securities	6.2		43,470

			63,515

Materials — 1.8%
Other Securities	1.8		12,971

Telecommunication Services — 3.6%
AT&T*	1.3	271,400	9,518
Other Securities	2.3		16,281

			25,799

Utilities — 13.2%
Ameren*	0.6	110,700	4,561
Consolidated Edison*	0.8	99,706	5,349
Edison International*	0.9	109,300	6,188
Entergy*	0.9	100,000	6,685
Exelon*	1.0	203,400	6,826
PG&E*	0.9	144,200	6,229
Public Service Enterprise Group*	1.0	186,000	7,094
SCANA*	0.7	89,609	4,599
Wisconsin Energy*	0.6	97,404	4,534

26	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	5.8%		$41,197

			93,262

Total Common Stock (Cost $502,183) ($ Thousands)			669,879

CASH EQUIVALENT — 5.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	5.0	35,031,734	35,032

Total Cash Equivalent (Cost $35,032) ($ Thousands)			35,032

U.S. TREASURY OBLIGATIONS (A) — 0.2%
Other Securities	0.2		1,287

Total U.S. Treasury Obligations (Cost $1,287) ($ Thousands)			1,287

Total Investments — 99.9% (Cost $538,502) ($ Thousands)			$706,198

A list of the open futures contracts held by the Fund at March 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	277	Jun-2014	$404

For the period ended March 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $707,135 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2014.

†	Investment in Affiliated Security (see Note 6).

(A)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

Cl	— Class

S&P	— Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$669,879	$—	$—	$669,879
Cash Equivalent	35,032	—	—	35,032
U.S. Treasury Obligations	—	1,287	—	1,287

Total Investments in Securities	$704,911	$1,287	$—	$706,198

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$404	$—	$—	$404

Total Other Financial Instruments	$404	$—	$—	$404

*	Futures contracts are valued at unrealized appreciation on the instrument.

For the period ended March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2014, there were no level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	27

SCHEDULE OF INVESTMENTS (Unaudited)

Real Estate Fund

March 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.6%‡

Financials — 94.6%†
Alexandria Real Estate Equities (A)	60,310	$4,376
American Assets Trust	23,490	793
American Campus Communities	23,370	873
Apartment Investment & Management, Cl A	130,136	3,933
Ashford Hospitality Prime	12,600	191
AvalonBay Communities	69,341	9,106
Aviv	19,440	475
BioMed Realty Trust (A)	117,350	2,404
Boston Properties	77,860	8,917
Brandywine Realty Trust	50,610	732
BRE Properties, Cl A	28,680	1,801
Brixmor Property Group (A)	66,460	1,418
Camden Property Trust	12,550	845
Cousins Properties, Cl A	35,690	409
CubeSmart	113,700	1,951
DDR	179,600	2,960
Digital Realty Trust, Cl A (A)	12,240	650
Douglas Emmett	40,950	1,111
Duke Realty	319,465	5,393
Education Realty Trust, Cl A	40,230	397
Empire State Realty Trust, Cl A	40,960	619
Equity Residential	117,660	6,823
Essex Property Trust	20,940	3,561
Extra Space Storage	44,440	2,156
Federal Realty Investment Trust	15,320	1,757
First Industrial Realty Trust	38,120	736
General Growth Properties	310,789	6,837
HCP	207,400	8,045
Health Care	107,790	6,424
Highwoods Properties	74,430	2,859
Host Hotels & Resorts	452,624	9,161
Hudson Pacific Properties	59,430	1,371
Kilroy Realty	31,920	1,870
Kimco Realty	262,870	5,752
LaSalle Hotel Properties	35,150	1,101
Liberty Property Trust	126,220	4,665
Macerich	123,929	7,724
Mack-Cali Realty	40,400	840
Mid-America Apartment Communities	24,990	1,706
ProLogis	282,537	11,536
Public Storage	55,531	9,356
Regency Centers	81,050	4,138
Retail Opportunity Investments	22,450	335

Description	Shares	Market Value ($ Thousands)

Retail Properties of America, Cl A	45,340	$614
Rexford Industrial Realty	34,620	491
RLJ Lodging Trust	80,730	2,159
Simon Property Group	113,128	18,553
SL Green Realty (A)	44,590	4,487
Sovran Self Storage	10,570	776
Strategic Hotels & Resorts*	75,010	764
Sunstone Hotel Investors	282,140	3,874
Tanger Factory Outlet Centers	62,460	2,186
Taubman Centers	43,700	3,094
UDR	211,450	5,462
Ventas	125,900	7,626
Vornado Realty Trust	75,790	7,470
Washington	2,670	64
Weingarten Realty Investors (A)	49,650	1,489

Total Common Stock (Cost $178,048) ($ Thousands)		207,216

AFFILIATED PARTNERSHIP — 4.6%
SEI Liquidity Fund, L.P. 0.070%**†† (B)	10,198,458	10,198

Total Affiliated Partnership (Cost $10,198) ($ Thousands)		10,198

CASH EQUIVALENT — 5.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	10,898,931	10,899

Total Cash Equivalent (Cost $10,899) ($ Thousands)		10,899

Total Investments — 104.2% (Cost $199,145) ($ Thousands)		$228,313

Percentages are based on Net Assets of $219,107 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2014.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 6).

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This security or a partial position of this security is on loan at March 31, 2014 (see Note 10). The total market value of securities on loan at March 31, 2014 was $10,071 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2014 was $10,198 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

28	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

The following is a list of the level of inputs used as of March 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$207,216	$—	$—	$207,216
Affiliated Partnership	—	10,198	—	10,198
Cash Equivalent	10,899	—	—	10,899

Total Investments in Securities	$218,115	$10,198	$—	$228,313

For the period ended March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2014, there were no level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	29

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 29.5%

Consumer Discretionary — 4.6%
Amazon.com
0.650%, 11/27/2015	$450	$451
Autozone
1.300%, 01/13/2017	500	499
Cequel Communications Holdings
6.375%, 09/15/2020 (A)	600	627
Comcast
5.850%, 11/15/2015	400	434
Daimler Finance North America LLC
1.250%, 01/11/2016 (A)	600	603
1.098%, 08/01/2018 (A) (B)	250	253
ERAC USA Finance LLC
1.400%, 04/15/2016 (A)	115	116
Ford Motor Credit LLC
1.064%, 03/12/2019 (B)	750	750
Maytag MTN
6.450%, 08/15/2014	500	511
NBCUniversal Enterprise
0.924%, 04/15/2018 (A) (B)	550	553
Newell Rubbermaid
2.000%, 06/15/2015	450	455
Nissan Motor Acceptance (A) (B)
0.935%, 09/26/2016	350	352
0.786%, 03/03/2017	310	311
Penske Truck Leasing
2.500%, 07/11/2014 (A)	60	60
Reynolds Group
6.875%, 02/15/2021	185	200
5.750%, 10/15/2020	210	220
Sirius XM Radio
5.875%, 10/01/2020 (A)	1,000	1,052
Thomson Reuters
0.875%, 05/23/2016	600	598
Time Warner Cable
5.850%, 05/01/2017	450	506

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

TRW Automotive
7.250%, 03/15/2017 (A)	$315	$359
Volkswagen International Finance
0.676%, 11/18/2016 (A) (B)	600	601
Walt Disney MTN
0.450%, 12/01/2015	600	599
Whirlpool
1.350%, 03/01/2017	440	439

		10,549

Consumer Staples — 2.4%
Anheuser-Busch InBev Finance
0.639%, 02/01/2019 (B)	650	649
Anheuser-Busch InBev Worldwide
0.800%, 07/15/2015	350	351
BAT International Finance
1.400%, 06/05/2015 (A)	500	504
ConAgra Foods
1.300%, 01/25/2016	375	377
CVS Caremark
1.200%, 12/05/2016	330	332
Elizabeth Arden
7.375%, 03/15/2021	700	753
Heineken
0.800%, 10/01/2015 (A)	325	325
Kraft Foods Group
1.625%, 06/04/2015	500	506
Kroger
0.803%, 10/17/2016 (B)	450	450
Mondelez International
0.776%, 02/01/2019 (B)	450	447
Reynolds American
1.050%, 10/30/2015	240	240
SABMiller Holdings
0.928%, 08/01/2018 (A) (B)	500	504

		5,438

Energy — 1.5%
Atlas Pipeline Partners
4.750%, 11/15/2021	300	285
BP Capital Markets PLC
0.865%, 09/26/2018 (B)	700	706
Devon Energy
0.773%, 12/15/2016 (B)	600	601
Enterprise Products
1.250%, 08/13/2015	40	40
Gibson Energy
6.750%, 07/15/2021 (A)	207	222
Petrobras Global Finance
1.855%, 05/20/2016 (B)	300	297
Statoil
0.697%, 11/08/2018 (B)	300	302
Total Capital Canada
0.619%, 01/15/2016 (B)	170	171

30	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Total Capital International
0.807%, 08/10/2018 (B)	$450	$453
TransCanada PipeLines
0.750%, 01/15/2016	325	325

		3,402

Financials — 15.5%
Abbey National Treasury Services
0.743%, 03/13/2017 (B)	600	600
ABN AMRO Bank
1.039%, 10/28/2016 (A) (B)	450	453
American Express
0.826%, 05/22/2018 (B)	700	702
American Express Credit
0.785%, 03/18/2019 (B)	350	351
American Honda Finance
0.609%, 05/26/2016 (A) (B)	750	753
Australia & New Zealand Banking Group (B)
0.796%, 05/15/2018	300	301
0.620%, 01/10/2017 (A)	300	300
Bank of America
0.993%, 09/15/2036 (B)	700	604
0.706%, 02/14/2017	300	300
Bank of Montreal MTN
0.842%, 04/09/2018 (B)	650	652
Bank of New York Mellon MTN
0.675%, 03/06/2018 (B)	650	651
Bank of Nova Scotia
0.950%, 03/15/2016	400	402
0.676%, 09/11/2015 (B)	375	377
Bank of Tokyo-Mitsubishi UFJ
0.845%, 09/09/2016 (A) (B)	650	653
Barclays Bank PLC MTN
6.050%, 12/04/2017 (A)	600	673
BB&T MTN (B)
1.093%, 06/15/2018	535	541
0.897%, 02/01/2019	325	325
BNP Paribas MTN
0.824%, 12/12/2016 (B)	600	601
BPCE MTN
1.084%, 02/10/2017 (B)	700	703
Canadian Imperial Bank of Commerce
0.900%, 10/01/2015	525	528
Capital One
0.684%, 03/22/2016 (B)	550	550
Citigroup
0.785%, 08/25/2036 (B)	1,500	1,177
Cooperatieve Centrale Raiffeisen-Boerenleenbank
0.715%, 03/18/2016 (B)	550	553
Credit Agricole
1.096%, 10/03/2016 (A) (B)	750	756

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Deutsche Bank
0.847%, 02/13/2017 (B)	$700	$702
General Electric Capital (B)
1.107%, 05/09/2016	600	608
0.957%, 04/02/2018	300	303
Goldman Sachs Group (B)
1.436%, 04/30/2018	500	506
1.336%, 11/15/2018	400	403
HSBC Bank PLC
0.876%, 05/15/2018 (A) (B)	600	602
Hyundai Capital America
1.625%, 10/02/2015 (A)	150	151
ILFC E-Capital Trust I
5.460%, 12/21/2065 (A) (B)	500	472
International Lease Finance
6.500%, 09/01/2014 (A)	450	460
Intesa Sanpaolo
3.125%, 01/15/2016	300	307
John Deere Capital
0.950%, 06/29/2015	350	352
JPMorgan Chase
0.865%, 01/28/2019 (B)	300	300
JPMorgan Chase Capital XXI
1.188%, 02/02/2037 (B)	1,300	1,017
Macquarie Group
1.236%, 01/31/2017 (A) (B)	400	400
Manufacturers & Traders Trust
0.611%, 01/30/2017 (B)	400	400
Metropolitan Life Global Funding (A)
2.000%, 01/09/2015	275	278
1.700%, 06/29/2015	500	507
1.500%, 01/10/2018	220	214
Morgan Stanley (B)
1.485%, 02/25/2016	450	456
1.087%, 01/24/2019	450	451
New York Life Global Funding (A)
1.125%, 03/01/2017	500	498
0.587%, 05/23/2016 (B)	400	402
Nordea Bank
1.250%, 04/04/2017 (A)	600	598
Pricoa Global Funding I MTN
0.505%, 08/19/2015 (A) (B)	650	652
Principal Life Global Funding II (A)
1.125%, 02/24/2017	300	299
0.604%, 05/27/2016 (B)	415	416
Prudential Financial MTN
1.016%, 08/15/2018 (B)	500	501
RHP Hotel Properties ‡
5.000%, 04/15/2021	217	219
Royal Bank of Canada MTN
0.567%, 01/23/2017 (B)	900	901
Royal Bank of Scotland
1.875%, 03/31/2017	400	400

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	31

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Societe Generale
1.327%, 10/01/2018 (B)	$550	$552
State Street Capital Trust IV
1.233%, 06/15/2037 (B)	375	308
Sumitomo Mitsui Banking
0.670%, 01/10/2017 (B)	400	401
SunTrust Bank
0.677%, 02/15/2017 (B)	650	649
Svenska Handelsbanken
0.704%, 09/23/2016 (B)	800	804
Toronto-Dominion Bank MTN (B)
0.695%, 09/09/2016	200	201
0.416%, 05/01/2015	400	401
Toyota Motor Credit (B)
0.526%, 05/17/2016	500	502
0.385%, 09/18/2015	500	501
UBS MTN
5.875%, 07/15/2016	400	441
Unitrin
6.000%, 05/15/2017	670	738
Ventas Realty ‡
1.550%, 09/26/2016	500	504
Wells Fargo
1.500%, 07/01/2015	750	759
0.867%, 04/23/2018 (B)	575	580
Westpac Banking
0.848%, 01/17/2019 (B)	700	701

		35,323

Health Care — 1.5%
AbbVie
1.200%, 11/06/2015	550	555
Biomet
6.500%, 08/01/2020	225	242
CHS
7.125%, 07/15/2020	450	488
McKesson
1.292%, 03/10/2017	370	369
0.950%, 12/04/2015	235	236
Mylan
1.350%, 11/29/2016	450	451
Providence Health & Services Obligated Group
1.047%, 10/01/2016 (B)	800	796
Thermo Fisher Scientific
1.300%, 02/01/2017	145	144
WellPoint
1.250%, 09/10/2015	210	211

		3,492

Industrials — 1.4%
Air Lease
4.500%, 01/15/2016	350	368

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Boart Longyear Management Properties
10.000%, 10/01/2018 (A)	$516	$537
Clean Harbors
5.250%, 08/01/2020	350	360
GATX
1.250%, 03/04/2017	245	244
Glencore Funding LLC
1.394%, 05/27/2016 (A) (B)	675	676
John Deere Capital MTN
0.353%, 06/15/2015 (B)	450	450
Pentair Finance
1.350%, 12/01/2015	285	287
Precision Castparts
0.700%, 12/20/2015	135	135

		3,057

Information Technology — 0.6%
Hewlett-Packard
1.182%, 01/14/2019 (B)	600	602
TSMC Global
0.950%, 04/03/2016 (A)	250	249
Western Union
2.375%, 12/10/2015	85	87
1.234%, 08/21/2015 (B)	325	327

		1,265

Materials — 0.7%
FMG Resources Property
8.250%, 11/01/2019 (A)	250	275
Packaging Dynamics
8.750%, 02/01/2016 (A)	500	513
Rio Tinto Finance USA PLC
1.073%, 06/17/2016 (B)	625	631
Walter Energy
11.000%, 04/01/2020 (A)	280	252

		1,671

Telecommunication Services — 1.0%
AT&T
0.800%, 12/01/2015	450	450
0.619%, 02/12/2016 (B)	450	451
British Telecommunications PLC
1.250%, 02/14/2017	295	294
Intelsat Luxembourg
7.750%, 06/01/2021 (A)	325	342
SoftBank
4.500%, 04/15/2020 (A)	225	224
Verizon Communications
1.984%, 09/14/2018 (B)	515	541

		2,302

32	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 0.3%
Dominion Gas Holdings
1.050%, 11/01/2016 (A)	$600	$597
Duke Energy Indiana
0.592%, 07/11/2016 (B)	170	170

		767

Total Corporate Obligations (Cost $67,612) ($ Thousands)		67,266

LOAN PARTICIPATIONS — 27.7%
Advanstar Communications, Term Loan
5.500%, 04/29/2019	199	199
Advantage Sales and Marketing, Term Loan
8.250%, 12/12/2017	396	401
Affinia Group
4.750%, 04/25/2020	663	663
Affinia Group, 2nd Lien
4.750%, 04/25/2020	59	59
Affinion Group Holdings
6.750%, 10/08/2016	581	572
Air Medical Group Holdings, 1st Lien Term Loan
7.625%, 05/21/2018	490	488
Air Medical Group Holdings, Term Loan B1
5.000%, 06/30/2018	594	595
Alinta Cov-Lite, 1st Lien Term Loan
6.375%, 08/13/2019	426	431
Alinta, Delayed Term Loan Unfunded
0.500%, 08/13/2018	28	—
Alliance Holdings, Term Loan
4.250%, 12/07/2019	743	745
Alliance Laundry System LLC, Term Loan B
4.250%, 12/07/2018	532	534
Alliance Laundry Systems LLC, Term Loan
5.250%, 12/10/2018	7	7
Allison Transmission
3.750%, 08/23/2019	579	578
Allison Transmission, 1st Lien
3.750%, 08/23/2019	45	45
American Builders & Contract Supply, Term Loan B
3.500%, 04/16/2020	499	497
American Renal Holdings
4.500%, 08/14/2019	546	545
Applied Systems, 1st Lien Term Loan
5.500%, 01/15/2021	496	497
Applied Systems, 2nd Lien Term Loan
7.500%, 01/14/2022	175	178

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Aramark
3.747%, 07/26/2016	$138	$137
Aramark, 1st lien
3.250%, 02/24/2021	650	643
Aramark, 1st Lien Term Loan
0.019%, 07/26/2016	32	32
Aramark, Term Loan C
3.747%, 07/26/2016	262	260
Ardagh Holdings USA, 1st Lien
0.000%, 12/17/2019 (C)	450	450
Asurion LLC
5.000%, 05/24/2019	872	873
Asurion LLC, 2nd Lien Term Loan
8.500%, 03/03/2021	300	309
Atlas Energy, Term Loan B
6.500%, 07/31/2019	224	230
August U.S. Holding, Term Loan
5.000%, 04/27/2018	150	151
August UK Holding, Term Loan
5.000%, 04/27/2018	195	196
Avaya, Extended Term Loan B5
6.500%, 03/31/2018	80	81
Avaya, Term Loan B3
4.734%, 10/26/2017	323	315
Booz Allen Hamilton, 1st Lien Term Loan B1
3.750%, 07/31/2019	296	297
Brickman Group Holdings, 1st Lien Term Loan
4.000%, 12/18/2020	500	501
Brickman Group Holdings, 2nd Lien Term Loan
7.500%, 12/17/2021	161	163
CBS Outdoor Americas Capital LLC, 1st Lien
3.000%, 01/15/2021	908	904
CDW, Term Loan
3.250%, 04/29/2020	496	491
Cengage Learning Acquisitions, 1st Lien Term Loan
0.000%, 03/06/2020 (C)	196	198
CeramTec Acquisition
4.250%, 08/30/2020	85	85
CeramTec GmbH, Term Loan B
4.250%, 07/30/2020	214	214
Ceridian, 1st Lien Term Loan B
4.404%, 05/09/2017	574	576
Charter Communications Operating LLC, Term Loan E
3.000%, 04/10/2020	318	315
Community Health Services, 1st Lien Term Loan D
4.250%, 01/27/2021	600	605
ConvaTec, Dollar Term Loan
4.000%, 12/30/2016	658	659

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	33

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cumulus Media, 1st Lien
4.250%, 12/23/2020	$598	$600
DAE Aviation Holdings, 1st Lien Term Loan
7.750%, 07/30/2019	200	203
6.250%, 11/02/2018	183	186
5.000%, 11/02/2018	413	418
David’s Bridal, Initial Term Loan
5.000%, 10/05/2019	495	494
Davitia, Term Loan B2
4.000%, 08/21/2019	495	497
Dealertrack Cov-Lite, 1st Lien Term Loan B
3.500%, 02/26/2021	190	190
Dex Media West LLC
8.000%, 10/24/2014	470	380
Doncaster PLC, Term Loan
5.500%, 04/09/2020	695	698
EFS Cogen Holdings, 1st Lien Term Loan
3.750%, 11/20/2020	261	262
Emergency Medical Services Cov-Lite, Term Loan
4.000%, 05/25/2018	23	23
Emergency Medical Services, Initial Term Loan
4.000%, 04/27/2018	218	218
4.000%, 05/25/2018	107	107
Endurance International, 1st Lien
5.000%, 11/09/2019	360	362
Energy Transfer Equity, 1st Lien
3.250%, 11/15/2019	698	696
Entegris, 1st Lien Term Loan B
0.000%, 03/25/2021 (C)	500	499
Epicor Cov-Lite, 1st Lien
0.000%, 05/16/2018 (C)	582	583
Equinox Fitness Club, Term Loan B
5.250%, 01/31/2020	1	1
4.250%, 01/31/2020	744	746
Fibertech Networks LLC, Term Loan B
4.000%, 11/30/2016	480	480
First Data, Dollar Term Loan
4.155%, 03/24/2018	624	625
Firth Rixson Limited, Term Loan B
4.250%, 06/30/2017	495	496
FMG Resources Property Cov-Lite, 1st Lien
4.250%, 06/30/2019	494	497
Freescale Semiconductor, Term Loan
4.250%, 02/13/2020	827	830
4.250%, 03/01/2020	21	21
4.250%, 03/03/2020	46	46

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Generac Power Systems, Term Loan B
3.500%, 06/22/2018	$750	$749
Genpact International, Term Loan B
3.500%, 08/30/2019	495	495
Gray Television, Term Loan B
4.500%, 10/11/2019	172	173
Greeneden U.S. Holding II LLC
4.000%, 01/31/2020	199	198
Harbor Freight Tools
4.750%, 07/25/2019	248	250
Harron Communications L.P., Term Loan B
3.500%, 10/05/2017	416	415
Hilton Hotels Cov-Lite, 1st Lien Term Loan B
3.750%, 09/23/2020	543	545
Hub International, 1st Lien Term Loan B
4.750%, 09/17/2020	698	699
Ikaria Cov-Lite, 1st Lien
5.000%, 02/04/2021	130	131
Ikaria, 2nd Lien
5.000%, 02/04/2022	80	81
IMS Health
3.750%, 09/01/2017	581	580
Ineos Holdings, Cov-Lite
3.750%, 04/27/2018	610	606
Intelsat Jackson Holdings
3.750%, 06/30/2019	288	289
Inventiv Health, Term Loan B
7.500%, 08/04/2016	56	56
ION Trading Technologies, 2nd Lien Term Loan, Cov-Lite
8.250%, 05/21/2021	350	354
ION Trading Technologies, Term Loan
4.500%, 05/22/2020	141	141
J. Crew Group, Term Loan B
4.000%, 03/07/2018	684	683
JHT Holding, 2nd Lien Term Loan
12.500%, 04/24/2014 (D) (E)	53	17
Kronos, Incremental Term Loan
4.500%, 10/30/2019	990	996
Language Line LLC, Term Loan B
6.250%, 06/20/2016	445	443
Lee Enterprises, Term Loan B
0.000%, 03/20/2018 (C)	383	383
Leslie’s Poolmart Cov-Lite, 1st Lien
4.250%, 10/16/2019	593	594
Leslie’s Poolmart, Term Loan B
2.000%, 10/11/2019	2	—
Level 3 Communications
4.000%, 08/01/2019	750	752

34	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Light Tower Fiber LLC, Term Loan
8.000%, 04/12/2021	$63	$64
4.500%, 04/11/2020	61	61
4.000%, 04/13/2020	138	137
MacDermid, Term Loan
4.000%, 06/05/2020	379	380
Media General, Term Loan
4.250%, 07/30/2020	246	247
MEG Energy
3.750%, 03/21/2020	635	637
MGM Resorts, Term Loan B
3.500%, 12/20/2019	397	396
Mohegan Tribal Gaming Authority, 1st Lien Term Loan B
5.500%, 11/19/2019	252	257
MTL Publishing LLC, Term Loan B
4.250%, 03/05/2018	101	101
3.750%, 03/05/2018	371	371
Navistar International
5.750%, 08/17/2017	155	158
Nelson Education Limited, Term Loan B1
2.747%, 07/05/2014	466	381
Ocwen Financial
5.000%, 02/15/2018	248	249
One Call Medical, 1st Lien Term Loan
5.000%, 11/20/2020	968	970
Pinnacle Entertainment, Term Loan B2
3.750%, 08/05/2020	199	199
Quintiles Transnational, 1st Lien Term Loan B3
3.750%, 06/08/2018	429	428
Raycom TV Broadcasting LLC, Term Loan B
4.250%, 05/31/2017	392	392
Realogy, Extended Term Loan
0.018%, 10/10/2016	61	61
Redtop Acquisitions, 1st Lien
4.500%, 12/22/2020	100	101
Redtop Acquisitions, 2nd Lien
8.250%, 06/22/2021	105	108
Rexnord LLC, Term Loan B
4.000%, 08/21/2020	839	839
Rice Drilling LLC, 2nd Lien Term Loan B
8.500%, 10/25/2018	670	681
Ruby Western Pipeline Holdings, Term Loan
3.500%, 03/27/2020	84	84
3.500%, 03/22/2020	576	574
Schaeffler AG, 1st Lien Term Loan C
4.250%, 01/27/2017	425	427

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Seadrill Partners LLC, 1st Lien Term Loan B
4.000%, 02/22/2021	$664	$662
Seaworld
3.000%, 05/30/2020	407	401
Serta Simmons Holdings, Term Loan B
4.250%, 09/19/2019	533	535
Sheridan Healthcare, Cov-Lite, 1st Lien Term Loan
4.500%, 06/29/2018	493	494
Sheridan Healthcare, Cov-Lite, 2nd Lien Term Loan
8.250%, 12/13/2021	450	460
Shields Finance, 1st Lien
5.000%, 01/27/2021	401	402
Smart & Final, 1st Lien Term Loan, Cov-Lite
4.750%, 11/15/2019	495	495
Starwood Property Trust, Term Loan B
3.500%, 04/17/2020	874	870
Surgical Care Affiliates LLC, Term Loan B
4.247%, 12/29/2017	592	592
Syncreon Holdings, 1st Lien Term Loan B
5.250%, 10/28/2020	1,000	1,001
Teine Energy, 2nd Lien Term Loan
7.500%, 05/17/2019	463	469
Telesat Canada, Term Loan B
3.500%, 03/26/2019	396	394
Templar Energy Cov-Lite, 2nd Lien Term Loan
8.000%, 11/25/2020	500	505
Texas Competitive Electric Holdings, Extending Term Loan
4.737%, 10/10/2017	647	466
The Nieman Marcus Group, 1st Lien Term Loan
4.250%, 10/25/2020	599	600
The Pantry, Term Loan B
4.750%, 07/31/2019	741	745
TI Automotive, Term Loan B
5.500%, 03/28/2019	502	503
Trans Union LLC, 1st Lien Term Loan
0.000%, 03/19/2021 (C)	1,000	1,002
Trans Union LLC, Term Loan
4.250%, 02/10/2019	385	385
Travelport LLC, Term Loan
6.250%, 06/26/2019	189	193
Tribune Company, 1st Lien Term Loan B
4.000%, 12/27/2020	700	699

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	35

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

True Religion Apparel, Term Loan
5.875%, 07/30/2019	$648	$618
TWCC Holding, Term Loan
7.000%, 12/11/2020	500	486
U.S. Telepacific, Term Loan
5.750%, 02/23/2017	488	492
Univision Communications, Term Loan C3
4.000%, 03/01/2020	548	547
Valeant Pharmaceuticals
3.750%, 02/13/2019	111	111
Valeant Pharmaceuticals International, Term Loan E
3.750%, 06/30/2020	460	461
Verint Systems, 1st Lien Term Loan B
4.000%, 09/06/2019	397	396
3.500%, 09/06/2019	500	498
Walter Energy, Term Loan B
6.750%, 04/02/2018	349	337
Warner Music Group, Term Loan
3.750%, 07/01/2020	249	248
Waste Industries USA, Term Loan B
4.000%, 03/17/2017	483	483
WCA Waste Systems, Term Loan
4.000%, 03/23/2018	246	246
West
3.250%, 06/30/2018	252	251
West, 1st Lien
0.000%, 06/30/2018 (C)	81	80
WideOpenWest Finance
4.750%, 03/26/2019	148	148
Wilsonart International Holdings LLC, 1st Lien
4.000%, 10/24/2019	500	499
Zayo Group LLC, Term Loan B
4.000%, 07/02/2019	977	978
Ziggo, 1st Lien Term Loan B1
0.000%, 01/15/2022 (C)	296	292
Ziggo, 1st Lien Term Loan B2
0.000%, 01/15/2022 (C)	191	188
Ziggo, 1st Lien Term Loan B3
0.000%, 01/15/2022 (C)	314	310

Total Loan Participations (Cost $63,279) ($ Thousands)		63,352

ASSET-BACKED SECURITIES — 26.7%

Automotive — 12.9%
Ally Auto Receivables Trust, Ser 2010-5, Cl B
2.450%, 06/15/2016 (A)	300	304
Ally Auto Receivables Trust, Ser 2011-1, Cl A4
2.230%, 03/15/2016	359	361

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ally Auto Receivables Trust, Ser 2012-SN1, Cl A4
0.700%, 12/21/2015	$380	$381
Ally Auto Receivables Trust, Ser 2013-1, Cl A3
0.630%, 05/15/2017	725	726
Ally Auto Receivables Trust, Ser 2013-SN1, Cl A3
0.720%, 05/20/2016	570	571
Ally Auto Receivables Trust, Ser 2014-SN1, Cl A3
0.750%, 02/21/2017	285	285
American Credit Acceptance Receivables Trust, Ser 2012- 3, Cl A
1.640%, 11/15/2016 (A)	195	196
American Credit Acceptance Receivables Trust, Ser 2013- 1, Cl A
1.450%, 04/16/2018 (A)	280	281
American Credit Acceptance Receivables Trust, Ser 2013- 2, Cl A
1.320%, 02/15/2017 (A)	294	294
American Credit Acceptance Receivables Trust, Ser 2014- 1, Cl A
1.140%, 03/12/2018 (A)	215	215
Americredit Automobile Receivables Trust, Ser 2011- 2
3.190%, 10/12/2016	1,100	1,116
AmeriCredit Automobile Receivables Trust, Ser 2012- 5, Cl A3
0.620%, 06/08/2017	525	525
AmeriCredit Automobile Receivables Trust, Ser 2013- 1, Cl A2
0.490%, 06/08/2016	153	153
AmeriCredit Automobile Receivables Trust, Ser 2013- 2, Cl A3
0.650%, 12/08/2017	440	440
AmeriCredit Automobile Receivables Trust, Ser 2013- 5, Cl A2B
0.537%, 03/08/2017 (B)	195	195
ARI Fleet Lease Trust, Ser 2012-A, Cl A
0.705%, 03/15/2020 (A) (B)	429	430
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.455%, 01/15/2021 (A) (B)	271	271
ARI Fleet Lease Trust, Ser 2013-A, Cl A2
0.700%, 12/15/2015 (A)	290	290
Bank of America Auto Trust, Ser 2012-1, Cl A3
0.780%, 06/15/2016	118	118

36	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A1
0.537%, 03/21/2016 (B)	$295	$295
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A1A
0.680%, 05/20/2016	295	296
CarMax Auto Owner Trust, Ser 2011-3, Cl B
2.170%, 07/17/2017	550	562
CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/2016	148	148
CarMax Auto Owner Trust, Ser 2012-3, Cl A3
0.520%, 07/17/2017	325	325
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/2018	115	116
CFC LLC, Ser 2013-1A, Cl A
1.650%, 07/17/2017 (A)	51	51
Chesapeake Funding, Ser 2012- 1A, Cl A
0.906%, 11/07/2023 (A) (B)	280	281
Chesapeake Funding, Ser 2013- 1A, Cl A
0.606%, 01/07/2025 (A) (B)	425	425
Chesapeake Funding, Ser 2014- 1A, Cl A
0.576%, 03/07/2026 (A) (B)	490	490
Chrysler Capital Auto Receivables Trust, Ser 2013-AA, Cl A2
0.610%, 11/15/2016 (A)	245	245
CPS Auto Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (A)	287	288
CPS Auto Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (A)	280	280
Credit Acceptance Auto Loan Trust, Ser 2012-1A, Cl A
2.200%, 09/16/2019 (A)	660	664
Credit Acceptance Auto Loan Trust, Ser 2013-1A, Cl A
1.210%, 10/15/2020 (A)	270	270
Credit Acceptance Auto Loan Trust, Ser 2013-2A, Cl A
1.500%, 04/15/2021 (A)	400	401
DT Auto Owner Trust, Ser 2014-1A, Cl A
0.660%, 07/17/2017 (A)	282	282
Enterprise Fleet Financing, Ser 2012-1, Cl A2
1.140%, 11/20/2017 (A)	113	113

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Enterprise Fleet Financing, Ser 2013-1, Cl A2
0.680%, 09/20/2018 (A)	$465	$465
Enterprise Fleet Financing, Ser 2014-1, Cl A2
0.870%, 09/20/2019 (A)	210	210
Fifth Third Auto Trust, Ser 2013- A, Cl A2
0.450%, 01/15/2016	364	364
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/2018 (A)	334	336
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (A)	149	149
First Investors Auto Owner Trust, Ser 2013-2A, Cl A2
1.230%, 03/15/2019 (A)	595	597
First Investors Auto Owner Trust, Ser 2013-3A, Cl A2
0.890%, 09/15/2017 (A)	225	225
Ford Credit Auto Lease Trust, Ser 2012-B, Cl A2
0.540%, 11/15/2014	10	10
Ford Credit Auto Lease Trust, Ser 2013-A, Cl A2
0.460%, 05/15/2015	240	240
Ford Credit Auto Lease Trust, Ser 2013-B, Cl A2B
0.425%, 01/15/2016 (B)	290	290
Ford Credit Auto Owner Trust, Ser 2011-A, Cl D
3.210%, 07/15/2017	650	669
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/2017	475	484
Ford Credit Auto Owner Trust, Ser 2012-B, Cl D
2.930%, 10/15/2018	700	725
Harley-Davidson Motorcycle Trust, Ser 2011-1, Cl A3
0.960%, 05/16/2016	134	134
Harley-Davidson Motorcycle Trust, Ser 2012-1, Cl A3
0.680%, 04/15/2017	124	124
Hertz Fleet Lease Funding, Ser 2013-3, Cl A
0.707%, 12/10/2027 (A) (B)	375	376
Hertz Vehicle Financing LLC, Ser 2011-1A, Cl A1
2.200%, 03/25/2016 (A)	445	450
Huntington Auto Trust, Ser 2012-2, Cl A3
0.510%, 04/17/2017	456	456

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	37

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hyundai Auto Lease Securitization Trust, Ser 2012-A, Cl A3
0.920%, 08/17/2015 (A)	$411	$411
Hyundai Auto Lease Securitization Trust, Ser 2012-A, Cl A4
1.050%, 04/17/2017 (A)	120	120
Hyundai Auto Receivables Trust, Ser 2013-C, Cl A2
0.570%, 06/15/2016	510	511
M&T Bank Auto Receivables Trust, Ser 2013-1A, Cl A3
1.060%, 11/15/2017 (A)	825	831
Mercedes Benz Auto Lease Trust, Ser 2013-B, Cl A3
0.620%, 07/15/2016	145	145
Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A3
0.470%, 10/17/2016	455	455
Mercedes-Benz Auto Receivables Trust, Ser 2013-1, Cl A2
0.500%, 03/15/2016	388	388
Mercedes-Benz Master Owner Trust, Ser 2012-AA, Cl A
0.790%, 11/15/2017 (A)	310	311
Motor PLC, Ser 2013-1A, Cl A1
0.654%, 02/15/2021 (A) (B)	356	356
Nissan Auto Lease Trust, Ser 2013-A, Cl A2A
0.450%, 09/15/2015	468	468
Nissan Auto Lease Trust, Ser 2013-B, Cl A2B
0.425%, 01/15/2016 (B)	220	220
Nissan Auto Receivables Owner Trust, Ser 2012-B, Cl A3
0.460%, 10/17/2016	490	490
Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.500%, 05/15/2017	295	295
Porsche Innovative Lease Owner Trust, Ser 2012-1, Cl A3
0.540%, 12/21/2015 (A)	287	287
Porsche Innovative Lease Owner Trust, Ser 2013-1, Cl A4
0.880%, 10/22/2019 (A)	335	336
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A2
1.090%, 02/15/2018 (A)	488	488
Prestige Auto Receivables Trust, Ser 2014-1A, Cl A2
0.970%, 03/15/2018 (A)	330	330
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl C
3.890%, 07/17/2017	280	283

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Santander Drive Auto Receivables Trust, Ser 2012-3, Cl D
3.640%, 05/15/2018	$545	$570
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl B
1.830%, 03/15/2017	700	708
Santander Drive Auto Receivables Trust, Ser 2013-1, Cl A2
0.480%, 02/16/2016	53	53
Santander Drive Auto Receivables Trust, Ser 2013-3, Cl A3
0.700%, 10/16/2017	520	521
Santander Drive Auto Receivables Trust, Ser 2014-1, Cl A2A
0.660%, 07/17/2017	130	130
SNAAC Auto Receivables Trust, Ser 2013-1A, Cl A
1.140%, 07/16/2018 (A)	120	121
Volkswagen Auto Lease Trust, Ser 2013-A, Cl A2A
0.630%, 12/21/2015	533	534
Westlake Automobile Receivables Trust, Ser 2013-1A, Cl A2
1.120%, 01/15/2018 (A)	420	422
World Omni Auto Receivables Trust, Ser 2012-A, Cl A3
0.640%, 02/15/2017	173	173
World Omni Automobile Lease Securitization Trust, Ser 2012-A, Cl A3
0.930%, 11/16/2015	74	75
World Omni Automobile Lease Securitization Trust, Ser 2013-A, Cl A2B
0.475%, 05/16/2016 (B)	235	235
World Omni Master Owner Trust, Ser 2013-1, Cl A
0.505%, 02/15/2018 (A) (B)	235	235

		29,490

Credit Cards — 3.8%
BA Credit Card Trust, Ser 2014-A1, Cl A
0.535%, 06/15/2021 (B)	650	651
Barclays Dryrock Issuance Trust, Ser 2014-1, Cl A
0.530%, 12/16/2019 (B)	365	365
Cabela’s Master Credit Card Trust, Ser 2014-1, Cl A
0.507%, 03/16/2020	190	190
Capital One Multi-Asset Execution Trust, Ser 2013-A2, Cl A2
0.335%, 02/15/2019 (B)	555	555

38	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chase Issuance Trust, Ser 2012-A3, Cl A3
0.790%, 06/15/2017	$495	$497
Chase Issuance Trust, Ser 2012-A5, Cl A5
0.590%, 08/15/2017	675	676
Chase Issuance Trust, Ser 2013-A6, Cl A6
0.575%, 07/15/2020 (B)	650	652
Chase Issuance Trust, Ser 2014-A1, Cl A1
1.150%, 01/15/2019	490	490
Citibank Credit Card Issuance Trust, Ser 2013-A3, Cl A3
1.110%, 07/23/2018	600	603
Citibank Credit Card Issuance Trust, Ser 2014-A2, Cl A2
1.020%, 02/22/2019	485	485
Discover Card Master Trust, Ser 2012-A1, Cl A1
0.810%, 08/15/2017	220	221
Discover Card Master Trust, Ser 2012-A3, Cl A3
0.860%, 11/15/2017	201	202
Dryrock Issuance Trust, Ser 2012-2, Cl A
0.640%, 08/15/2018	440	439
Dryrock Issuance Trust, Ser 2013-1, Cl A
0.495%, 07/16/2018 (B)	240	240
GE Capital Credit Card Master Note Trust, Ser 2012-5, Cl A
0.950%, 06/15/2018	475	477
Golden Credit Card Trust, Ser 2012-5A, Cl A
0.790%, 09/15/2017 (A)	525	526
Golden Credit Card Trust, Ser 2014-1A, Cl A
0.475%, 03/15/2019 (A) (B)	435	435
Gracechurch Card PLC, Ser 2012-4A, Cl A
0.855%, 06/15/2017 (A) (B)	550	552
Master Credit Card Trust, Ser 2012-2A, Cl A
0.780%, 04/21/2017 (A)	330	330

		8,586

Other Asset-Backed Securities — 10.0%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.494%, 01/25/2035 (B)	252	247
ACE Securities Home Equity Loan Trust, Ser 2005-SD3, Cl A
0.554%, 08/25/2045 (B)	78	78

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl A2B
1.254%, 09/25/2034 (B)	$310	$306
Ally Master Owner Trust, Ser 2011-4, Cl A2
1.540%, 09/15/2016	540	543
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/2017	600	604
Ally Master Owner Trust, Ser 2012-3, Cl A1
0.855%, 06/15/2017 (B)	500	503
Ally Master Owner Trust, Ser 2012-3, Cl A2
1.210%, 06/15/2017	440	443
Ally Master Owner Trust, Ser 2013-1, Cl A1
0.605%, 02/15/2018 (B)	280	281
Ally Master Owner Trust, Ser 2013-2, Cl A
0.605%, 04/15/2018 (B)	675	676
Ally Master Owner Trust, Ser 2014-1, Cl A1
0.625%, 01/15/2019 (B)	570	570
Ally Master Owner Trust, Ser 2014-2, Cl A
0.526%, 01/16/2018 (B)	660	660
Apidos CDO, Ser 2014-17A, Cl A1A
1.734%, 04/17/2026 (A) (B)	350	350
Apidos CLO XII, Ser 2013-12A, Cl A
1.339%, 04/15/2025 (A) (B)	550	541
Atrium X, Ser 2013-10A, Cl A
1.357%, 07/16/2025 (A) (B)	560	553
Babson CLO, Ser 2013-IA, Cl A
1.337%, 04/20/2025 (A) (B)	600	590
Cent CLO 20, Ser 2014-20A, Cl A
1.724%, 01/25/2026 (A) (B)	625	624
CIFC Funding, Ser 2013-1A, Cl A1
1.387%, 04/16/2025 (A) (B)	485	478
CNH Equipment Trust, Ser 2012-B, Cl A3
0.860%, 09/15/2017	186	186
CNH Equipment Trust, Ser 2012-C, Cl A3
0.570%, 12/15/2017	280	280
CNH Equipment Trust, Ser 2013-D, Cl A2
0.490%, 03/15/2017	260	260
Dryden Senior Loan Fund, Ser 2014-31A, Cl A
1.620%, 04/18/2026 (A) (B)	510	508
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.535%, 01/15/2018 (B)	330	330

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	39

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A2
0.625%, 09/15/2018 (B)	$505	$506
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A2
0.555%, 02/15/2019 (B)	490	490
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl B
1.400%, 02/15/2019	90	90
GE Business Loan Trust, Ser 2003-2A, Cl B
1.155%, 11/15/2031 (A) (B)	32	30
GE Business Loan Trust, Ser 2004-2A, Cl A
0.375%, 12/15/2032 (A) (B)	53	50
GE Business Loan Trust, Ser 2004-2A, Cl B
0.635%, 12/15/2032 (A) (B)	40	37
GE Dealer Floorplan Master Note Trust, Ser 2012-1, Cl A
0.727%, 02/20/2017 (B)	640	642
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.647%, 06/20/2017 (B)	455	457
GE Equipment Midticket LLC, Ser 2012-1, Cl A3
0.600%, 05/23/2016	270	270
GE Equipment Midticket LLC, Ser 2013-1, Cl A2
0.640%, 03/22/2016	215	215
GE Equipment Small Ticket, Ser 2013-1A, Cl A2
0.730%, 01/25/2016 (A)	185	185
GE Equipment Transportation, Ser 2012-2, Cl A3
0.620%, 07/25/2016	591	592
GE Equipment Transportation, Ser 2013-1, Cl A2
0.500%, 11/24/2015	186	186
GE Equipment Transportation, Ser 2013-2, Cl A2
0.610%, 06/24/2016	395	395
Golden Credit Card Trust, Ser 2013-2A, Cl A
0.585%, 09/15/2018 (A) (B)	625	627
ING Investment Management CLO, Ser 2014-1A, Cl A1
1.769%, 04/18/2026 (A) (B)	510	510
ING Investment Management CLO, Ser 2014-1RA, Cl A1R
1.685%, 03/14/2022 (A) (B)	600	600
John Deere Owner Trust, Ser 2012-B, Cl A3
0.530%, 07/15/2016	605	605

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

John Deere Owner Trust, Ser 2013-A, Cl A3
0.600%, 03/15/2017	$725	$726
John Deere Owner Trust, Ser 2013-B, Cl A2
0.550%, 01/15/2016	300	300
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH1, Cl AV4
0.284%, 11/25/2036 (B)	273	270
Katonah, Ser 2005-7A, Cl B
0.656%, 11/15/2017 (A) (B)	700	693
Limerock CLO, Ser 2014-2A, Cl A
1.735%, 04/18/2026 (A) (B)	600	599
MMAF Equipment Finance, Ser 2012-AA, Cl A2
0.840%, 01/12/2015 (A)	5	5
New York City, Tax Lien, Ser 2013-A, Cl A
1.190%, 11/10/2026 (A)	146	146
Nissan Master Owner Trust Receivables, Ser 2012-A, Cl A
0.625%, 05/15/2017 (B)	690	692
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
1.358%, 07/17/2025 (A) (B)	550	542
OHA Credit Partners VIII, Ser 2013-8A, Cl A
1.357%, 04/20/2025 (A) (B)	330	325
OHA Intrepid Leveraged Loan Fund, Ser 2013-1AR, Cl AR
1.157%, 04/20/2021 (A) (B)	449	448
Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
0.654%, 02/25/2035 (B)	324	319
SLM Student Loan Trust, Ser 2008-5, Cl A2
1.339%, 10/25/2016 (B)	12	12
SLM Student Loan Trust, Ser 2011-1, Cl A1
0.674%, 03/25/2026 (B)	383	384
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.005%, 12/16/2024 (A) (B)	181	182
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/2022 (A)	510	509
Volvo Financial Equipment LLC, Ser 2013-1A, Cl A3
0.740%, 03/15/2017 (A)	320	321
Volvo Financial Equipment LLC, Ser 2014-1A, Cl A3
0.820%, 04/16/2018 (A)	285	285

		22,856

Total Asset-Backed Securities (Cost $60,945) ($ Thousands)		60,932

40	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 11.5%

Agency Mortgage-Backed Obligations — 3.0%
FHLMC
6.000%, 09/01/2026	$119	$132
FNMA
6.500%, 09/01/2026	87	97
6.000%, 11/01/2026 to 04/01/2040	721	805
5.000%, 02/01/2023 to 03/01/2025	215	232
FNMA TBA
3.500%, 04/01/2041	900	944
3.000%, 04/25/2026	3,100	3,184
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
0.619%, 10/07/2020 (B)	409	411
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A
0.606%, 01/08/2020 (B)	527	530
NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A
0.555%, 03/11/2020 (B)	181	182
NCUA Guaranteed Notes, Ser 2011-R4, Cl 1A
0.536%, 03/06/2020 (B)	168	169
NCUA Guaranteed Notes, Ser 2011-R6, Cl 1A
0.536%, 05/07/2020 (B)	102	102

		6,788

Non-Agency Mortgage-Backed Obligations — 8.5%
Adjustable Rate Mortgage Trust, Ser 2005-4, Cl 7A2
0.614%, 08/25/2035 (B)	328	325
Banc of America Mortgage Securities, Ser 2004-J, Cl 2A1
2.746%, 11/25/2034 (B)	120	120
Banc of America Mortgage Securities, Ser 2005-C, Cl 2A2
2.913%, 04/25/2035 (B)	377	348
Banc of America Mortgage Securities, Ser 2005-I, Cl 2A1
2.747%, 10/25/2035 (B)	263	239
Bear Stearns Commercial Mortgage Securities, Ser 2005-PW10, Cl A4
5.405%, 12/11/2040 (B)	475	498
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR9, Cl A4A
4.871%, 09/11/2042	100	104
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.138%, 10/12/2042 (B)	315	332

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A4
5.440%, 03/11/2039 (B)	$450	$481
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	341	339
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.675%, 09/25/2034 (B)	81	82
Citigroup/Deutsche Bank Commercial Mortgage, Ser 2006-CD2, CI A4
5.302%, 01/15/2046	360	383
COMM Mortgage Trust, Ser 2012-CR4, Cl A1
0.704%, 10/15/2045	328	326
COMM Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	282	282
COMM Mortgage Trust, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	237	237
Commercial Mortgage Pass-Through Certificates, Ser 2010-C1, Cl A1
3.156%, 07/10/2046 (A)	465	477
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR1, Cl A1
1.116%, 05/15/2045	486	487
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR2, Cl A1
0.824%, 08/15/2045	245	244
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A1
0.666%, 11/15/2045	211	210
Commercial Mortgage Pass-Through Certificates, Ser 2014-BBG, Cl A
0.955%, 03/15/2029 (A) (B)	340	340
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (A)	457	478
GE Capital Commercial Mortgage, Ser 2005-C4, Cl A4
5.309%, 11/10/2045 (B)	1,100	1,162
Granite Master Issuer PLC, Ser 2006-3, Cl A4
0.237%, 12/20/2054 (B)	476	471
Greenwich Capital Commercial Funding, Ser 2006-FL4A, Cl C
0.385%, 11/15/2021 (A) (B)	453	451
GS Mortgage Securities, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (A)	457	483
GS Mortgage Securities, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/2045	231	230

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	41

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GS Mortgage Securities, Ser 2013-GC13, Cl A1
1.206%, 07/10/2046	$175	$175
Hilton USA, Ser 2013-HLF, Cl AFL
1.156%, 11/05/2030 (A) (B)	245	245
Impac CMB Trust, Ser 2005-1, Cl 1A1
0.676%, 04/25/2035 (B)	241	217
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-FLD1, Cl M2
0.644%, 07/25/2035 (B)	372	369
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP4, Cl A4
4.918%, 10/15/2042 (B)	568	596
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/2043 (A)	452	465
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A1
1.525%, 07/15/2046 (A)	26	26
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl A1
0.705%, 10/15/2045	115	115
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-LC9, Cl A1
0.670%, 12/15/2047	124	123
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	314	315
JPMorgan Mortgage Trust, Ser 2006-A6, Cl 4A1
2.659%, 10/25/2036 (B)	495	431
Merrill Lynch Mortgage Investors, Ser 2005-A1, Cl 1A
2.799%, 12/25/2034 (B)	164	166
Morgan Stanley, Cl AXA
1.000%, 03/27/2051 (A)	391	392
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A1
0.664%, 11/15/2045	135	134
Morgan Stanley Capital I, Ser 2004-IQ8, Cl A5
5.110%, 06/15/2040 (B)	181	182
Morgan Stanley Capital I, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/2042	510	528

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MortgageIT Trust, Ser 2005-5, Cl A1
0.414%, 12/25/2035 (B)	$745	$693
Neuberger Berman CLO, Ser 2014-16A
1.707%, 04/15/2026	440	438
Opteum Mortgage Acceptance Asset- Backed Pass-Through Certificates, Ser 2005-1, Cl A4
0.554%, 02/25/2035 (B)	68	68
Opteum Mortgage Acceptance Asset- Backed Pass-Through Certificates, Ser 2005-2, Cl AII1
0.414%, 04/25/2035 (B)	671	666
Sequoia Mortgage Trust, Ser 2004-10, Cl A2
0.477%, 11/20/2034 (B)	174	164
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
0.457%, 12/20/2034 (B)	150	150
Sequoia Mortgage Trust, Ser 2005-2, Cl A1
0.377%, 03/20/2035 (B)	85	75
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058 (A) (B)	304	303
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	381	378
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C18, Cl A4
4.935%, 04/15/2042	295	303
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4
5.239%, 10/15/2044 (B)	274	289
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A4
5.291%, 12/15/2044 (B)	300	318
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.345%, 03/25/2036 (B)	314	290
Wells Fargo Commercial Mortgage Trust, Ser 2012- LC5, Cl A1
0.687%, 10/15/2045	388	387
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.615%, 01/25/2035 (B)	268	272
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/2044 (A)	166	168
WFRBS Commercial Mortgage Trust, Ser 2011-C6, Cl A1
1.081%, 04/15/2045	206	207

42	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl A1
0.673%, 11/15/2045	$395	$393
WFRBS Commercial Mortgage Trust, Ser 2013-C15, Cl A1
1.264%, 08/15/2046	351	351

		19,521

Total Mortgage-Backed Securities (Cost $26,502) ($ Thousands)		26,309

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.3%
FHLB
0.250%, 02/20/2015	3,750	3,753
FNMA
0.375%, 03/16/2015	1,500	1,503

Total U.S. Government Agency Obligations
(Cost $5,255) ($ Thousands)		5,256

MUNICIPAL BONDS — 0.8%
New Jersey State, Economic Development Authority, RB
1.059%, 03/01/2016	455	453
New Jersey State, Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/2016	230	238
Regional Transportation Authority, Ser A, RB
1.064%, 06/01/2014	230	230
1.044%, 04/01/2014	220	220
State Board of Administration Finance, Ser A, RB
1.298%, 07/01/2016	570	576

Total Municipal Bonds
(Cost $1,710) ($ Thousands)		1,717

COMMON STOCK — 0.0%
JHT Holding*	4,002	—

Total Common Stock
(Cost $–) ($ Thousands)		—

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	3,869,546	3,870

Total Cash Equivalent
(Cost $3,870) ($ Thousands)		3,870

Total Investments — 100.2%
(Cost $229,173) ($ Thousands)		$228,702

A list of the open futures contracts held by the Fund at March 31, 2014, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(47)	Jun-2014	$41
U.S. 2-Year Treasury Note	(18)	Jun-2014	6
U.S. 5-Year Treasury Note	23	Jul-2014	(17)

			$30

For the period ended March 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on a Net Assets of $228,328 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2014.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2014. The date reported on the Schedule of Investments is the final maturity date.

(C)	Unsettled bank loan. Interest rate not available.

(D)	Security considered illiquid and restricted. The total value of such security as of March 31, 2014 was $17 ($ Thousands) and represented 0.01% of Net Assets.

(E)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such security as of March 31, 2014 was $17 and represented 0.01% of Net Assets.

AMBAC	— American Municipal Bond Assurance Corporation

CDO	— Collateralized Debt Obligation

Cl	— Class

CLO	— Collateralized Loan Obligation

FHLB	— Federal Home Loan Bank

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

L.P.	— Limited Partnership

LLC	— Limited Liability Company

MTN	— Medium Term Note

NCUA	— National Credit Union Administration

PLC	— Public Limited Company

RB	— Revenue Bond

Ser	— Series

TBA	— To Be Announced

The following is a list of the level of inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$67,266	$—	$67,266
Loan Participations	—	63,335	17	63,352
Asset-Backed Securities	—	60,932	—	60,932
Mortgage-Backed Securities	—	26,309	—	26,309
U.S Government Agency Obligations	—	5,256	—	5,256
Municipal Bonds	—	1,717	—	1,717
Common Stock	—	—	—	—
Cash Equivalent	3,870	—	—	3,870

Total Investments in Securities	$3,870	$224,815	$17	$228,702

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	43

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Concluded)

March 31, 2014

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$47	$—	$—	$47
Unrealized Depreciation	(17)	—	—	(17)

Total Other Financial Instruments	$30	$—	$—	$30

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

For the period ended March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2014, there were no level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

44	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 36.5%

Agency Mortgage-Backed Obligations — 28.8%
FHLMC
7.500%, 05/01/2031 to 09/01/2032	$679	$792
7.000%, 06/01/2015 to 03/01/2039	694	756
6.500%, 06/01/2017 to 09/01/2039	996	1,070
6.000%, 03/01/2020 to 07/01/2037	3,613	3,965
5.500%, 02/01/2017 to 01/01/2039	10,516	11,539
5.000%, 10/01/2018 to 08/01/2041	19,824	21,619
4.500%, 07/01/2026 to 09/01/2042	5,326	5,691
4.000%, 04/01/2019 to 08/01/2043	8,967	9,430
3.500%, 03/01/2033 to 08/01/2043	13,140	13,182
3.000%, 07/01/2032 to 08/01/2043	2,700	2,617
2.500%, 11/01/2027 to 04/01/2028	6,235	6,238
1.350%, 04/29/2014	560	561
FHLMC ARM (A)
3.201%, 11/01/2043	576	596
3.169%, 02/01/2042	915	940
3.158%, 03/01/2044	280	289
3.086%, 04/01/2044	517	533
3.033%, 02/01/2044	621	640
2.970%, 03/01/2044	528	543

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.909%, 01/01/2044	$1,160	$1,193
2.709%, 07/01/2042	1,626	1,644
2.682%, 11/01/2042	514	517
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/2019	29	31
FHLMC CMO, Ser 1997-1983, Cl Z
6.500%, 12/15/2023	776	863
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	207	238
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	1,107	1,246
FHLMC CMO, Ser 2002-48, Cl 1A
5.815%, 07/25/2033 (A)	16	18
FHLMC CMO, Ser 2003-57, Cl 1A2
7.000%, 07/25/2043	204	234
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/2043	162	193
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/2043	223	263
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/2044	233	277
FHLMC CMO, Ser 2005-2945, Cl SA
12.015%, 03/15/2020 (A)	771	878
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/2035	689	771
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	2,245	2,504
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	891	955
FHLMC CMO, Ser 2008-3451, Cl SB, IO
5.875%, 05/15/2038 (A)	244	27
FHLMC CMO, Ser 2009-3529, Cl AG
6.500%, 04/15/2039	768	853
FHLMC CMO, Ser 2010-3621, Cl SB, IO
6.075%, 01/15/2040 (A)	174	26
FHLMC CMO, Ser 2010-3622, Cl WA
5.500%, 09/15/2039	866	959
FHLMC CMO, Ser 2010-3645, Cl KP
5.000%, 02/15/2040	1,094	1,198

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	45

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2010-3664, Cl DA
4.000%, 11/15/2037	$389	$416
FHLMC CMO, Ser 2011-3876, Cl NB
5.000%, 08/15/2038	702	766
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.795%, 10/15/2041 (A)	1,175	233
FHLMC CMO, Ser 2012-3997, Cl SK, IO
6.445%, 11/15/2041 (A)	965	172
FHLMC CMO, Ser 2012-4054, Cl SA, IO
5.895%, 08/15/2039 (A)	2,088	281
FHLMC CMO, Ser 2012-4063, Cl S, IO
5.795%, 06/15/2042 (A)	170	34
FHLMC CMO, Ser 2012-4076, Cl SW, IO
5.895%, 07/15/2042 (A)	89	20
FHLMC CMO, Ser 2012-4092, Cl AI, IO
3.000%, 09/15/2031	1,232	175
FHLMC CMO, Ser 2012-4097, Cl ST, IO
5.895%, 08/15/2042 (A)	179	40
FHLMC CMO, Ser 2012-4136, Cl SE, IO
5.995%, 11/15/2042 (A)	181	39
FHLMC CMO, Ser 2012-4136, Cl SJ, IO
5.995%, 11/15/2042 (A)	186	43
FHLMC CMO, Ser 2012-4136, Cl SQ, IO
5.995%, 11/15/2042 (A)	276	60
FHLMC CMO, Ser 2013-4174, Cl SA, IO
6.045%, 05/15/2039 (A)	1,316	252
FHLMC CMO, Ser 2013-4203, Cl PS, IO
6.095%, 09/15/2042 (A)	569	113
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2009-K003, Cl AAB
4.768%, 05/25/2018	857	917
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2012-K020, Cl A2
2.373%, 05/25/2022	3,540	3,394
FHLMC Multifamily Structured Pass-Through Certificates, Ser K006, Cl AX1, IO
1.043%, 01/25/2020 (A)	2,639	128

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC Multifamily Structured Pass-Through Certificates, Ser K007, Cl X1, IO
1.196%, 04/25/2020 (A)	$4,814	$257
FHLMC Multifamily Structured Pass-Through Certificates, Ser K008, Cl X1, IO
1.663%, 06/25/2020 (A)	3,125	242
FHLMC Multifamily Structured Pass-Through Certificates, Ser K009, Cl X1, IO
1.487%, 08/25/2020 (A)	780	55
FHLMC Multifamily Structured Pass-Through Certificates, Ser K015, Cl X1, IO
1.664%, 07/25/2021 (A)	3,131	301
FHLMC Multifamily Structured Pass-Through Certificates, Ser K016, Cl X1, IO
1.574%, 10/25/2021 (A)	1,260	119
FHLMC Multifamily Structured Pass-Through Certificates, Ser K017, Cl X1, IO
1.444%, 12/25/2021 (A)	1,614	138
FHLMC Multifamily Structured Pass-Through Certificates, Ser K024, Cl X1, IO
0.902%, 09/25/2022 (A)	1,311	77
FHLMC TBA
3.500%, 05/01/2041	600	601
3.000%, 05/15/2043	4,400	4,228
FNMA
7.000%, 09/01/2026 to 02/01/2039	2,440	2,750
6.500%, 05/01/2017 to 05/01/2040	783	847
6.000%, 10/01/2019 to 07/01/2037	10,187	11,407
5.500%, 06/01/2014 to 04/01/2040	5,371	5,949
5.000%, 01/01/2020 to 05/01/2042	28,486	31,290
4.761%, 02/01/2020	2,834	3,178
4.500%, 04/01/2025 to 12/01/2041	21,385	22,891
4.338%, 11/01/2021	2,950	3,241
4.300%, 07/01/2021	2,884	3,138
4.000%, 08/01/2020 to 12/01/2043	41,843	43,796
3.762%, 12/01/2020	3,084	3,262
3.665%, 10/01/2020	1,834	1,945
3.614%, 12/01/2020	1,987	2,088
3.500%, 07/01/2032 to 05/01/2043	34,184	34,641
3.000%, 02/01/2033 to 05/25/2044	18,782	18,402

46	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.940%, 04/25/2044	$546	$561
2.500%, 04/01/2027 to 10/01/2042	11,702	11,659
2.460%, 04/01/2023	3,359	3,226
FNMA ARM (A)
3.199%, 02/01/2044	468	484
3.140%, 02/01/2044	586	605
3.094%, 01/01/2044	318	325
3.020%, 12/01/2043	566	586
3.010%, 12/01/2043	665	687
3.000%, 12/01/2043	758	784
2.964%, 03/01/2044	525	540
2.945%, 02/01/2044	1,275	1,311
2.942%, 05/01/2042	2,043	2,086
2.939%, 03/01/2044	611	628
2.924%, 02/01/2044	796	817
2.851%, 12/01/2043	530	545
2.809%, 03/01/2042	769	783
2.785%, 01/01/2044	623	639
2.765%, 06/01/2042	2,168	2,199
2.556%, 05/01/2043	349	347
2.524%, 02/01/2044	530	542
2.473%, 09/01/2043	625	636
2.145%, 10/01/2035	2,891	3,057
2.117%, 11/01/2035	481	508
2.115%, 11/01/2035	333	352
2.110%, 11/01/2035	450	476
2.098%, 11/01/2035	1,618	1,705
2.094%, 11/01/2035	357	378
2.078%, 11/01/2035	394	416
2.060%, 10/01/2035	2,139	2,255
2.030%, 10/01/2035	251	265
FNMA CMO STRIPS, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	1,391	172
FNMA CMO STRIPS, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	882	194
FNMA CMO STRIPS, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	1,398	297
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	582	632
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/2032	174	205
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/2033	675	763
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	1,590	1,719
FNMA CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/01/2035	3,704	586
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/2035	215	234

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2006-112, Cl ST, IO
6.546%, 11/25/2036 (A)	$3,127	$491
FNMA CMO, Ser 2006-56, Cl CA
6.000%, 07/25/2036	126	138
FNMA CMO, Ser 2008-22, Cl SI, IO
6.276%, 03/25/2037 (A)	5,723	663
FNMA CMO, Ser 2009-20, Cl DT
4.500%, 04/25/2039	598	641
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037	3,832	3,583
FNMA CMO, Ser 2010-142, Cl SM, IO
6.376%, 12/25/2040 (A)	262	32
FNMA CMO, Ser 2010-150, Cl SK, IO
6.291%, 01/25/2041 (A)	935	147
FNMA CMO, Ser 2011-117, Cl LS, IO
6.393%, 10/25/2040 (A)	1,921	328
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	1,977	2,247
FNMA CMO, Ser 2011-59, Cl SW, IO
6.486%, 07/25/2041 (A)	1,863	308
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	1,619	218
FNMA CMO, Ser 2011-96, Cl SA, IO
6.396%, 10/25/2041 (A)	3,021	480
FNMA CMO, Ser 2012-111, Cl JS, IO
5.946%, 07/25/2040 (A)	911	174
FNMA CMO, Ser 2012-128, Cl SL, IO
5.996%, 11/25/2042 (A)	375	86
FNMA CMO, Ser 2012-128, Cl SQ, IO
5.996%, 11/25/2042 (A)	554	126
FNMA CMO, Ser 2012-130, Cl DC
3.000%, 12/25/2042	5,422	5,234
FNMA CMO, Ser 2012-133, Cl CS, IO
5.996%, 12/25/2042 (A)	363	77
FNMA CMO, Ser 2012-133, Cl JP
2.500%, 07/25/2042	1,410	1,360
FNMA CMO, Ser 2012-133, Cl SA, IO
5.996%, 12/25/2042 (A)	187	42

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	47

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2012-134, Cl LC
3.000%, 12/25/2042	$487	$474
FNMA CMO, Ser 2012-134, Cl SK, IO
5.996%, 12/25/2042 (A)	369	77
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	256	284
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	1,103	1,214
FNMA CMO, Ser 2012-70, Cl YS, IO
6.496%, 02/25/2041 (A)	250	46
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042	76	65
FNMA CMO, Ser 2012-74, Cl SA, IO
6.496%, 03/25/2042 (A)	989	152
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042	152	130
FNMA CMO, Ser 2012-93, Cl SG, IO
5.946%, 09/25/2042 (A)	448	95
FNMA CMO, Ser 2012-M12, Cl 1A
2.840%, 08/25/2022 (A)	3,305	3,271
FNMA CMO, Ser 2012-M15, Cl A
2.656%, 10/25/2022 (A)	3,591	3,484
FNMA CMO, Ser 2013-10, Cl JS, IO
5.996%, 02/25/2043 (A)	1,293	277
FNMA CMO, Ser 2013-10, Cl SJ, IO
5.996%, 02/25/2043 (A)	1,397	315
FNMA CMO, Ser 2013-121, Cl LB
3.000%, 12/25/2043	2,046	2,094
FNMA CMO, Ser 2013-35, Cl CL
3.000%, 02/25/2043	6,875	6,471
FNMA CMO, Ser 2013-41, Cl WG
2.500%, 11/25/2042	403	394
FNMA CMO, Ser 2013-67, Cl KS, IO
5.946%, 07/25/2043 (A)	477	105
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	1,164	1,298
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	7,530	8,345
FNMA CMO, Ser 2013-9, Cl SA, IO
5.996%, 03/25/2042 (A)	1,217	181
FNMA TBA
5.000%, 05/01/2038	1,100	1,197
4.500%, 05/01/2038 to 04/25/2044	32,135	34,195

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.000%, 05/18/2024 to 04/25/2044	$19,860	$20,665
3.500%, 04/25/2029 to 04/25/2044	25,725	26,221
3.000%, 04/25/2029 to 04/25/2044	25,465	24,692
FNMA Whole Loan CMO, Ser 2003-W17, Cl 1A7
5.750%, 08/25/2033	251	272
GNMA
8.000%, 11/15/2029 to 09/15/2030	69	76
7.500%, 03/15/2029	101	120
6.500%, 04/15/2026 to 09/15/2035	3,714	4,245
6.000%, 05/15/2014 to 10/20/2040	6,673	7,618
5.000%, 07/20/2040 to 11/20/2040	1,848	2,030
4.500%, 04/20/2041	2,692	2,909
GNMA CMO, Ser 2001-56, Cl PT
6.000%, 11/20/2031	2,143	2,402
GNMA CMO, Ser 2007-17, Cl IB, IO
6.093%, 04/20/2037 (A)	1,156	197
GNMA CMO, Ser 2010-31, Cl GS, IO
6.343%, 03/20/2039 (A)	301	44
GNMA CMO, Ser 2010-4, Cl NS, IO
6.235%, 01/16/2040 (A)	10,440	1,692
GNMA CMO, Ser 2010-47, Cl XN, IO
6.396%, 04/16/2034 (A)	81	4
GNMA CMO, Ser 2010-85, Cl HS, IO
6.493%, 01/20/2040 (A)	243	40
GNMA CMO, Ser 2010-H27, Cl FA
0.539%, 12/20/2060 (A)	1,840	1,822
GNMA CMO, Ser 2010-H28, Cl FE
0.559%, 12/20/2060 (A)	1,100	1,089
GNMA CMO, Ser 2011-H08, Cl FG
0.639%, 03/20/2061 (A)	1,149	1,144
GNMA CMO, Ser 2011-H09, Cl AF
0.659%, 03/20/2061 (A)	775	771
GNMA CMO, Ser 2012-100, Cl IO, IO
0.825%, 08/16/2052 (A)	1,852	121
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	1,360	196
GNMA CMO, Ser 2012-98, Cl SA, IO
5.893%, 08/16/2042 (A)	736	118

48	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2013-152, Cl HS
6.543%, 06/20/2043 (A)	$1,342	$283
GNMA TBA
4.500%, 04/01/2039	1,200	1,294
4.000%, 04/01/2040	21,200	22,267
3.500%, 04/01/2041 to 04/15/2041	9,400	9,592
3.000%, 04/20/2044	3,290	3,235
GNMA, Ser 2013-153, Cl AB
2.900%, 06/16/2044 (A)	752	770
GNMA, Ser 2013-154, Cl AB
2.900%, 02/16/2044 (A)	2,257	2,311
GNMA, Ser 2013-178, Cl A
2.250%, 03/16/2035	782	782
GNMA, Ser 2013-178, Cl IO, IO
0.948%, 06/16/2055 (A)	1,934	126
GNMA, Ser 2013-193, Cl AB
2.000%, 12/16/2049	956	951
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.528%, 11/06/2017 (A)	1,766	1,770
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
0.628%, 11/05/2020 (A)	1,428	1,434
NCUA Guaranteed Notes, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	836	857

		566,718

Non-Agency Mortgage-Backed Obligations — 7.7%
ACRE Commercial Mortgage Trust, Ser 2013-FL1, Cl C
3.157%, 06/15/2030 (A) (B)	150	151
ACRE Commercial Mortgage Trust, Ser 2013-FL1, Cl D
4.557%, 06/15/2030 (A) (B)	390	393
Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 3A1
2.333%, 02/25/2035 (A)	2,852	2,734
Adjustable Rate Mortgage Trust, Ser 2007-1, Cl 5A31
0.294%, 03/25/2037 (A)	3,435	2,463
Alternative Loan Trust, Ser 2005-36, Cl 3A1
2.607%, 08/25/2035 (A)	3,524	3,060
Alternative Loan Trust, Ser 2006-OA11, Cl A4
0.344%, 09/25/2046 (A)	762	575
Alternative Loan Trust, Ser 2007-23CB, Cl A7
0.554%, 09/25/2037 (A)	4,132	2,912
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
2.331%, 06/25/2045 (A)	2,735	2,646

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
2.081%, 11/25/2045 (A)	$2,497	$1,961
Banc of America Alternative Loan Trust, Ser 2005-9, Cl 2CB1
6.000%, 10/25/2035	3,702	3,545
Banc of America Commercial Mortgage Trust, Ser 2006-1, Cl AM
5.421%, 09/10/2045 (A)	253	271
Banc of America Commercial Mortgage Trust, Ser 2006-5, Cl AM
5.448%, 09/10/2047	100	107
Banc of America Commercial Mortgage Trust, Ser 2007-3, Cl A3
5.618%, 06/10/2049 (A)	1,306	1,305
Banc of America Funding Trust, Ser 2003-1, Cl A1
6.000%, 05/20/2033	11	11
Banc of America Funding Trust, Ser 2006-G, Cl 2A3
0.327%, 07/20/2036 (A)	775	773
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-2, Cl A5
4.857%, 07/10/2043 (A)	557	575
Bayview Commercial Asset Trust, Ser 2008-4, Cl A2
2.654%, 07/25/2038 (A) (B)	411	416
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
5.229%, 05/25/2034 (A)	331	322
Bear Stearns ALT-A Trust, Ser 2004-12, Cl 1A3
0.854%, 01/25/2035 (A)	1,254	1,215
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC6, Cl 1A3
5.500%, 09/25/2035 (A)	2,685	2,842
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC8, Cl A3, IO
7.496%, 11/25/2035 (A)	7,073	2,237
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR7, Cl A2
4.945%, 02/11/2041	9	9
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW17, Cl AJ
5.888%, 06/11/2050 (A)	250	250

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	49

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CD Commercial Mortgage Trust, Ser 2006-CD2, Cl AJ
5.388%, 01/15/2046 (A)	$590	$541
CD Commercial Mortgage Trust, Ser 2007-CD3, Cl AJ
5.688%, 10/15/2048	340	326
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl AJ
5.398%, 12/11/2049 (A)	490	369
CFCRE Commercial Mortgage Trust, Ser 2011-C1, Cl A4
4.961%, 04/15/2044 (A) (B)	729	809
Citigroup Commercial Mortgage Trust, Ser 2006-C5, Cl AJ
5.482%, 10/15/2049	270	272
Citigroup Commercial Mortgage Trust, Ser 20098-C7, Cl AJA
6.133%, 12/10/2049 (A)	140	134
Citigroup Commercial Mortgage Trust, Ser 2014-GC19, Cl AAB
3.552%, 03/10/2047	354	362
COBALT CMBS Commercial Mortgage Trust, Ser 2007-C2, Cl AMFX
5.526%, 04/15/2047 (A)	130	143
COMM Mortgage Trust, Ser 2010-C1, Cl A3
4.205%, 07/10/2046 (B)	424	454
COMM Mortgage Trust, Ser 2012-LC4, Cl A3
3.069%, 12/10/2044	315	322
COMM Mortgage Trust, Ser 2013-CR11, Cl A4
4.258%, 10/10/2046	653	689
COMM Mortgage Trust, Ser 2013-CR11, Cl AM
4.715%, 10/10/2046 (A)	438	467
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	453	468
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	210	216
COMM Mortgage Trust, Ser 2013-CR12, Cl ASB
3.623%, 10/10/2046	666	686
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)	90	93
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.086%, 10/10/2046 (A)	40	41
COMM Mortgage Trust, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	472	473

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

COMM Mortgage Trust, Ser 2013-CR9, Cl ASB
3.834%, 07/10/2045	$529	$553
COMM Mortgage Trust, Ser 2014-CR15, Cl A4
4.074%, 02/10/2047 (A)	263	272
Commercial Mortgage Pass-Through Certificates, Ser 2007-C2, Cl AM
5.615%, 01/15/2049 (A)	582	628
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 11/15/2045	60	57
Commercial Mortgage Pass-Through Certificates, Ser 2013-WWP, Cl A2
3.424%, 03/10/2031 (B)	230	226
Commercial Mortgage Pass-Through Certificates, Ser 2014-LC15, Cl ASB
3.528%, 04/10/2047	526	537
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	251	258
Commercial Mortgage Trust, Ser 2005-GG3, Cl AAB
4.619%, 08/10/2042	284	284
Commercial Mortgage Trust, Ser 2005-GG5, Cl A5
5.224%, 04/10/2037 (A)	326	342
Commercial Mortgage Trust, Ser 2006-GG7, Cl AM
5.820%, 07/10/2038 (A)	400	435
Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.187%, 03/13/2035	140	136
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/2033	688	738
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/2034	126	129
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.232%, 08/25/2035 (A)	297	201
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-R3, Cl AF
0.554%, 09/25/2035 (A) (B)	2,068	1,866
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl AJ
5.549%, 01/15/2049 (A)	280	269

50	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.575%, 10/25/2033 (A)	$1,842	$1,785
Credit Suisse First Boston Mortgage Securities, Ser 2004-C5, Cl A4
4.829%, 11/15/2037	126	128
Credit Suisse First Boston Mortgage Securities, Ser 2005-9, Cl 4A1
19.101%, 10/25/2035 (A)	707	921
Credit Suisse First Boston Mortgage Securities, Ser 2005-C3, Cl A4
4.686%, 07/15/2037	3,000	3,095
Credit Suisse First Boston Mortgage Securities, Ser 2005-C5, Cl A4
5.100%, 08/15/2038 (A)	369	384
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (A) (B)	1,320	1,429
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (B)	471	493
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A3
5.002%, 11/10/2046 (B)	425	474
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (B)	775	841
DBUBS Mortgage Trust, Ser 2011-LC3A, Cl XA, IO
1.430%, 08/10/2044 (A) (B)	2,834	87
Deutsche Mortgage Securities Mortgage Loan Trust, Ser 2004-4, Cl 7AR2
0.604%, 06/20/2034 (A)	460	420
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/2022 (B)	718	728
Downey Savings & Loan Association Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.956%, 11/19/2044 (A)	1,532	1,132
Extended Stay America Trust, Ser 2013-ESH7, Cl A27
2.958%, 12/05/2031 (B)	230	228
Fund America Investors II, Ser 1993-A, Cl A2
3.491%, 06/25/2023 (A)	57	58
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/2035 (A) (B)	1,097	1,135

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GS Mortgage Securities II, Ser 2005-GG4, Cl A4A
4.751%, 07/10/2039	$290	$298
GS Mortgage Securities Trust, Ser 2007-GG10, Cl A4
5.819%, 11/10/2008 (A)	500	555
GS Mortgage Securities Trust, Ser 2011-GC5, Cl A4
3.707%, 08/10/2044	4,535	4,694
GS Mortgage Securities Trust, Ser 2011-GC5, Cl XA, IO
1.719%, 08/10/2044 (A) (B)	1,198	82
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A3
4.244%, 11/10/2046	244	257
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A4
4.271%, 11/10/2046	580	612
GS Mortgage Securities Trust, Ser 2013-GC16, Cl AAB
3.813%, 11/10/2046	863	899
GS Mortgage Securities Trust, Ser 2013-GC16, Cl AS
4.649%, 11/10/2046	410	436
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (A)	340	362
GS Mortgage Securities Trust, Ser 2014-GC18, Cl AAB
3.648%, 01/10/2047	572	587
GS Mortgage Securities Trust, Ser 2014-GC20, Cl AAB
3.655%, 04/10/2047	1,052	1,084
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (A) (B)	39	39
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
2.567%, 10/25/2033 (A)	606	618
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 3A5
2.642%, 07/25/2035 (A)	6,925	6,492
HarborView Mortgage Loan, Ser 2004-3, Cl 1A
2.582%, 05/19/2034 (A)	2,959	2,929
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
0.504%, 08/25/2036 (A)	321	314
Impact Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (B)	1,680	1,873
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A4
4.096%, 11/15/2045	264	275

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	51

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl AS
4.420%, 11/15/2045	$460	$482
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.082%, 11/15/2045 (A)	190	199
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.888%, 01/15/2047 (A)	100	106
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	365	367
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/2042	63	64
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB14, Cl A4
5.481%, 12/12/2044 (A)	272	288
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB17, Cl A4
5.429%, 12/12/2043	921	995
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl A2
5.134%, 05/15/2047	71	71
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB18, Cl A4
5.716%, 02/15/2051	460	508
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB20, Cl AM
5.904%, 02/12/2051 (A)	500	565
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A3
4.070%, 11/15/2043 (B)	1,393	1,480
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (B)	282	294
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl A3
4.388%, 02/15/2046 (B)	1,446	1,572

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A4
4.388%, 07/15/2046 (B)	$564	$608
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C8, Cl ASB
2.379%, 10/15/2045	451	440
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-INN, Cl A
1.555%, 10/15/2030 (A) (B)	720	720
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-INN, Cl C
2.705%, 10/15/2030 (A) (B)	550	551
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A3
5.858%, 07/15/2044 (A)	224	225
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl AM
5.868%, 07/15/2044 (A)	280	313
LB-UBS Commercial Mortgage Trust, Ser 2004-C8, Cl A6
4.799%, 12/15/2029 (A)	79	80
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl AM
6.150%, 09/15/2045 (A)	200	228
Lehman XS Trust, Ser 2005-5N, Cl 1A1
0.454%, 11/25/2035 (A)	1,057	928
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (B)	2,249	2,304
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
2.625%, 02/25/2034 (A)	645	653
Merrill Lynch Mortgage Investors Trust, Ser 2004-B, Cl A3
1.992%, 05/25/2029 (A)	569	579
Merrill Lynch Mortgage Trust, Ser 2006-C2, Cl AJ
5.802%, 08/12/2043 (A)	650	656
Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl A4
5.841%, 06/12/2050 (A)	100	111
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/2048	1,060	1,146
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJ
5.450%, 08/12/2048 (A)	670	599

52	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A3
2.825%, 08/15/2045	$460	$455
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl XA, IO
1.882%, 08/15/2045 (A) (B)	2,124	194
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A3
2.506%, 11/15/2045	1,191	1,160
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A1
1.394%, 07/15/2046	896	898
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A3
3.968%, 07/15/2046 (A)	633	659
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl A4
2.918%, 02/15/2046	160	153
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.214%, 02/15/2046	293	280
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl AS
3.456%, 05/15/2046	250	242
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C15, Cl ASB
3.654%, 04/15/2047	579	596
Morgan Stanley Capital I Trust, Ser 2011-C2, Cl A2
3.476%, 06/15/2044 (B)	1,011	1,057
Morgan Stanley Capital I, Ser 2004-HQ4, Cl A7
4.970%, 04/14/2040	200	201
Morgan Stanley Capital I, Ser 2007-IQ14, Cl A4
5.692%, 04/15/2049 (A)	320	354
Morgan Stanley Capital I, Ser 2011-C3, Cl A2
3.224%, 07/15/2049	727	759
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/2049	450	476
Morgan Stanley Mortgage Loan Trust, Ser 2007-6XS, Cl 2A1S
0.264%, 02/25/2047 (A)	56	51

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Motel 6 Trust, Ser 2012-MTL6, Cl A2
1.948%, 10/05/2025 (B)	$1,105	$1,096
RALI Trust, Ser 2005-QS2, Cl A1
5.500%, 02/25/2035	2,938	2,914
RBS Commercial Funding Trust, Ser 2013-1A, Cl A
3.834%, 01/13/2032 (A) (B)	1,237	1,258
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	218	225
Residential Asset Securitization Trust, Ser 2004-A6, Cl A1
5.000%, 08/25/2019	184	189
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.505%, 12/25/2034 (A)	562	570
Sequoia Mortgage Trust, Ser 2011-1, Cl A1
4.125%, 02/25/2041 (A)	35	35
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-10, Cl 2A
2.388%, 08/25/2034 (A)	1,220	1,198
Structured Adjustable Rate Mortgage Loan Trust, Ser 2007-7, Cl 2AS2
2.788%, 08/25/2015 (A)	5,103	3,963
Structured Asset Securities, Ser 2005-17, Cl 5A1
5.500%, 10/25/2035	1,694	1,536
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	300	301
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A3
2.728%, 08/10/2049	555	551
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl AS
3.317%, 12/10/2045 (B)	250	241
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl XA, IO
1.874%, 12/10/2045 (A) (B)	1,862	205
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl ASB
2.788%, 04/10/2046	1,051	1,036

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	53

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

UBS-Citigroup Commercial Mortgage Trust, Ser 2001-C1, Cl A2
2.804%, 01/10/2045	$3,200	$3,319
VNDO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (B)	110	106
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C23, Cl A4
5.418%, 01/15/2045 (A)	3,052	3,227
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C28, Cl AJ
5.632%, 10/15/2048 (A)	540	542
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AM
5.383%, 12/15/2043	260	281
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C31, Cl AJ
5.660%, 04/15/2047 (A)	270	275
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR5, Cl A6
2.402%, 05/25/2035 (A)	9,220	8,901
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.444%, 10/25/2047 (A)	2,619	2,407
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR13, Cl 1A
1.015%, 10/25/2046 (A)	2,644	2,145
WaMu Mortgage Pass-Through Certificates Trust, Ser 2007-OA1, Cl A1A
0.835%, 02/25/2047 (A)	3,968	3,218
WaMu Mortgage Pass-Through Certificates Trust, Ser 2007-OA2, Cl 1A
0.829%, 03/25/2047 (A)	1,487	1,193
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003- MS1, Cl 1A
5.000%, 02/25/2018	151	152
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl A1
2.615%, 06/25/2034 (A)	1,266	1,291
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
1.115%, 02/15/2044 (A) (B)	3,473	128

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WFRBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/2044	$3,125	$3,214
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.588%, 06/15/2045 (A) (B)	361	33
WFRBS Commercial Mortgage Trust, Ser 2012-C8, Cl A3
3.001%, 08/15/2045	1,685	1,639
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl XA, IO
1.509%, 03/15/2047 (A)	2,310	194

		152,563

Total Mortgage-Backed Securities (Cost $724,514) ($ Thousands)		719,281

CORPORATE OBLIGATIONS — 27.5%

Consumer Discretionary — 1.8%
21st Century Fox America
6.650%, 11/15/2037	180	220
6.200%, 12/15/2034	65	76
6.150%, 03/01/2037	875	1,012
Chrysler Group
8.000%, 06/15/2019 (B)	560	613
Comcast
6.950%, 08/15/2037	450	586
6.550%, 07/01/2039	270	337
6.500%, 01/15/2015	885	926
6.500%, 01/15/2017	2,105	2,403
4.750%, 03/01/2044 (C)	555	563
4.250%, 01/15/2033	240	235
3.600%, 03/01/2024 (C)	735	739
Comcast Cable Communications Holdings
9.455%, 11/15/2022	570	808
Cox Communications (B)
6.950%, 06/01/2038	20	23
4.700%, 12/15/2042	10	9
Daimler Finance North America LLC (B)
2.375%, 08/01/2018	1,460	1,473
1.875%, 09/15/2014	670	674
1.875%, 01/11/2018	502	500
1.300%, 07/31/2015	150	151
1.125%, 03/10/2017	975	968
DIRECTV Holdings
4.450%, 04/01/2024	1,000	1,003
DIRECTV Holdings LLC
6.000%, 08/15/2040	1,080	1,126
3.800%, 03/15/2022	218	216
DISH DBS
7.875%, 09/01/2019	140	165
5.125%, 05/01/2020	80	83
5.000%, 03/15/2023 (C)	360	363

54	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ERAC USA Finance
5.625%, 03/15/2042 (B) (C)	$604	$660
Ford Motor
4.750%, 01/15/2043	960	928
General Motors (B)
4.875%, 10/02/2023	410	420
3.500%, 10/02/2018	635	647
General Motors Financial
4.250%, 05/15/2023	180	178
3.250%, 05/15/2018	150	151
2.750%, 05/15/2016	200	203
Hilton Worldwide Finance LLC
5.625%, 10/15/2021 (B)	920	961
LVMH Moet Hennessy Louis Vuitton
1.625%, 06/29/2017 (B)	829	835
Michaels Stores
7.750%, 11/01/2018	190	203
QVC
5.950%, 03/15/2043	20	20
Reynolds Group Issuer
7.125%, 04/15/2019	810	857
6.875%, 02/15/2021	180	194
Taylor Morrison Communities (B)
7.750%, 04/15/2020	120	132
5.250%, 04/15/2021	460	465
Thomson Reuters
5.650%, 11/23/2043	120	127
1.300%, 02/23/2017	425	423
Time Warner
7.700%, 05/01/2032	640	858
6.250%, 03/29/2041	265	310
4.750%, 03/29/2021	730	799
Time Warner Cable
8.250%, 04/01/2019 (C)	2,265	2,822
6.550%, 05/01/2037	1,645	1,911
5.500%, 09/01/2041	325	339
Time Warner Entertainment
8.375%, 07/15/2033	270	372
Toyota Motor Credit MTN
2.100%, 01/17/2019 (C)	1,320	1,315
TRW Automotive
4.450%, 12/01/2023 (B)	315	317
United Business Media
5.750%, 11/03/2020 (B)	490	525
Univision Communications
5.125%, 05/15/2023 (B) (C)	310	317
Viacom
5.250%, 04/01/2044	700	715
4.250%, 09/01/2023	480	494
Volkswagen International Finance
1.125%, 11/18/2016 (B)	1,115	1,115
WPP Finance
5.625%, 11/15/2043	110	116

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WPP Finance UK
8.000%, 09/15/2014	$240	$248
Yum! Brands
5.350%, 11/01/2043	335	350

		35,599

Consumer Staples — 1.9%
Altria Group
9.950%, 11/10/2038 (C)	150	241
9.250%, 08/06/2019	1,250	1,649
5.375%, 01/31/2044 (C)	760	794
4.750%, 05/05/2021	720	786
4.000%, 01/31/2024	300	301
Anheuser-Busch InBev Finance
3.700%, 02/01/2024	390	394
2.150%, 02/01/2019	785	784
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019 (C)	2,915	3,611
5.375%, 01/15/2020	1,360	1,561
5.000%, 04/15/2020	560	632
2.500%, 07/15/2022	330	312
Anheuser-Busch LLC
5.050%, 10/15/2016	940	1,036
Coca-Cola
2.450%, 11/01/2020	1,060	1,044
Coca-Cola Femsa
2.375%, 11/26/2018	680	679
ConAgra Foods
1.900%, 01/25/2018	480	476
CVS Caremark
5.750%, 05/15/2041	970	1,124
5.300%, 12/05/2043	175	193
2.250%, 12/05/2018	565	566
Diageo Capital PLC
4.828%, 07/15/2020	1,580	1,756
1.125%, 04/29/2018	1,605	1,561
Hawk Acquisition Sub
4.250%, 10/15/2020 (B)	440	433
Heineken
1.400%, 10/01/2017 (B)	320	319
Japan Tobacco
2.100%, 07/23/2018 (B)	380	380
Kraft Foods Group
5.375%, 02/10/2020	455	519
3.500%, 06/06/2022	1,895	1,906
Kroger
6.900%, 04/15/2038	260	322
Lorillard Tobacco
8.125%, 06/23/2019	20	25
3.750%, 05/20/2023	620	584
Molson Coors Brewing
3.500%, 05/01/2022	100	100

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	55

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mondelez International
6.500%, 02/09/2040	$454	$571
5.375%, 02/10/2020 (C)	925	1,046
4.000%, 02/01/2024 (C)	950	964
PepsiCo
4.000%, 03/05/2042	110	102
2.750%, 03/05/2022	735	713
2.250%, 01/07/2019	855	859
0.700%, 08/13/2015	1,090	1,092
Pernod Ricard (B)
5.750%, 04/07/2021	724	822
5.500%, 01/15/2042	150	163
4.450%, 01/15/2022	1,050	1,098
2.950%, 01/15/2017	360	373
Philip Morris International
4.500%, 03/20/2042	530	519
2.900%, 11/15/2021	1,030	1,016
2.500%, 08/22/2022 (C)	460	432
Reynolds American
6.750%, 06/15/2017	1,260	1,453
3.250%, 11/01/2022	340	320
Tyson Foods
4.500%, 06/15/2022	525	548
Wm Wrigley Jr (B)
3.375%, 10/21/2020	740	747
2.900%, 10/21/2019	1,054	1,064
2.400%, 10/21/2018	415	416
2.000%, 10/20/2017	205	206

		38,612

Energy — 3.4%
Access Midstream Partners
6.125%, 07/15/2022	680	732
4.875%, 03/15/2024	170	170
Anadarko Finance, Ser B
7.500%, 05/01/2031	900	1,146
Arch Coal
7.000%, 06/15/2019 (C)	920	711
Atwood Oceanics
6.500%, 02/01/2020	220	236
Baker Hughes
7.500%, 11/15/2018	1,230	1,512
BG Energy Capital PLC
4.000%, 10/15/2021 (B)	910	944
BP Capital Markets PLC
3.875%, 03/10/2015	210	217
3.561%, 11/01/2021	50	51
3.245%, 05/06/2022	160	159
Canadian Oil Sands
6.000%, 04/01/2042 (B)	283	312
CGG
7.750%, 05/15/2017	110	112
Chesapeake Energy
6.875%, 11/15/2020 (C)	450	511
6.500%, 08/15/2017	275	309

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Concho Resources
5.500%, 10/01/2022	$560	$584
5.500%, 04/01/2023	80	83
Conoco Funding
7.250%, 10/15/2031	50	68
ConocoPhillips
5.900%, 10/15/2032	10	12
5.900%, 05/15/2038	600	738
Consol Energy
8.250%, 04/01/2020	660	717
Continental Resources
5.000%, 09/15/2022	90	94
4.500%, 04/15/2023	80	83
DCP Midstream Operating
5.600%, 04/01/2044	505	527
2.700%, 04/01/2019	500	499
Devon Energy
5.600%, 07/15/2041 (C)	765	847
3.250%, 05/15/2022	530	522
1.200%, 12/15/2016	740	740
Devon Financing LLC
7.875%, 09/30/2031	260	354
Diamond Offshore Drilling
4.875%, 11/01/2043 (C)	410	400
Ecopetrol
7.375%, 09/18/2043	485	553
El Paso LLC
6.950%, 06/01/2028	6,750	6,397
El Paso Pipeline Partners Operating LLC
4.100%, 11/15/2015	550	575
Encana
6.500%, 02/01/2038	360	432
Energy Transfer Equity
7.500%, 10/15/2020	220	252
Energy Transfer Partners
8.250%, 11/15/2029	1,315	1,634
EnLink Midstream Partners
4.400%, 04/01/2024	265	270
2.700%, 04/01/2019	295	296
Enterprise Products Operating
5.100%, 02/15/2045	410	424
Halliburton
2.000%, 08/01/2018	695	695
Hess
7.875%, 10/01/2029	1,070	1,405
7.300%, 08/15/2031	10	13
Kerr-McGee
7.875%, 09/15/2031	500	649
6.950%, 07/01/2024	510	618
Key Energy Services
6.750%, 03/01/2021 (C)	1,290	1,356
Kinder Morgan Energy Partners
5.500%, 03/01/2044	275	281

56	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.000%, 03/01/2043	$220	$209
4.150%, 02/01/2024 (C)	395	393
Magellan Midstream Partners
5.150%, 10/15/2043	280	294
MarkWest Energy Partners
6.250%, 06/15/2022	128	138
5.500%, 02/15/2023	320	329
Murphy Oil
3.700%, 12/01/2022	655	636
Noble Energy
5.250%, 11/15/2043	180	188
4.150%, 12/15/2021	690	727
Occidental Petroleum
3.125%, 02/15/2022	650	646
2.700%, 02/15/2023	500	472
ONEOK Partners
3.200%, 09/15/2018	380	392
2.000%, 10/01/2017 (C)	425	427
Panhandle Eastern Pipeline
8.125%, 06/01/2019	2,500	3,024
Peabody Energy
6.500%, 09/15/2020	630	650
Pemex Project Funding Master Trust
6.625%, 06/15/2035	1,667	1,850
Penn Virginia Resource Partners
8.375%, 06/01/2020	504	566
Petrobras Global Finance BV
6.250%, 03/17/2024 (C)	825	850
3.000%, 01/15/2019	630	595
2.000%, 05/20/2016	550	545
1.855%, 05/20/2016 (A)	825	816
Petrobras International Finance
6.125%, 10/06/2016	655	705
5.750%, 01/20/2020	574	599
5.375%, 01/27/2021 (C)	2,080	2,104
3.875%, 01/27/2016	600	616
Petro-Canada
6.800%, 05/15/2038	1,665	2,108
Petroleos Mexicanos
6.375%, 01/23/2045 (B)	1,335	1,440
5.500%, 06/27/2044 (C)	360	348
2.257%, 07/18/2018 (A)	270	281
QEP Resources
6.875%, 03/01/2021	520	572
5.250%, 05/01/2023	290	289
Range Resources
5.000%, 08/15/2022	420	428
5.000%, 03/15/2023	330	334
Regency Energy Partners
4.500%, 11/01/2023 (C)	690	642
Rowan
5.400%, 12/01/2042	281	268
Samson Investment
9.750%, 02/15/2020 (B)	510	556

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SESI LLC
7.125%, 12/15/2021	$180	$201
Shell International Finance
4.375%, 03/25/2020	1,160	1,273
3.400%, 08/12/2023	595	596
Sinopec Group Overseas Development
2.750%, 05/17/2017 (B)	490	503
Southern Natural Gas LLC
8.000%, 03/01/2032	170	225
Spectra Energy Partners
2.950%, 09/25/2018	285	291
Statoil
2.900%, 11/08/2020	1,515	1,528
Sunoco Logistics Partners Operations
5.300%, 04/01/2044	260	260
4.250%, 04/01/2024	260	259
Talisman Energy
3.750%, 02/01/2021	265	264
TC PipeLines
4.650%, 06/15/2021	160	165
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	1,638	2,185
TransCanada PipeLines
4.625%, 03/01/2034	1,455	1,490
Transocean
6.375%, 12/15/2021 (C)	886	996
Weatherford International
5.950%, 04/15/2042	185	199
Western Gas Partners
5.375%, 06/01/2021	160	175
Williams
7.875%, 09/01/2021	475	564
7.750%, 06/15/2031	861	966
Williams Partners
4.300%, 03/04/2024 (C)	445	447
WPX Energy
6.000%, 01/15/2022	361	370

		67,234

Financials — 12.2%
Abbey National Treasury Services
4.000%, 03/13/2024	520	524
Allstate
3.150%, 06/15/2023	555	545
Ally Financial
7.500%, 09/15/2020	1,410	1,676
American Express
6.800%, 09/01/2066 (A)	1,970	2,159
American Express Credit MTN
1.750%, 06/12/2015	1,166	1,182
American Honda Finance MTN (B)
3.875%, 09/21/2020	1,065	1,121
1.000%, 08/11/2015	1,010	1,016

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	57

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American International Group
8.175%, 05/15/2058 (A)	$145	$191
6.400%, 12/15/2020 (C)	345	411
6.250%, 03/15/2037	1,670	1,754
5.850%, 01/16/2018	860	983
American Tower‡
5.050%, 09/01/2020	364	392
4.500%, 01/15/2018	486	524
3.500%, 01/31/2023	457	432
ANZ National International
1.850%, 10/15/2015 (B)	470	478
Assurant
2.500%, 03/15/2018	555	551
Australia & New Zealand Banking Group
4.500%, 03/19/2024 (B)	575	573
AvalonBay Communities‡
3.625%, 10/01/2020	180	185
Bank of America
8.950%, 05/18/2017 (A)	1,790	1,985
8.680%, 05/02/2017 (A)	3,160	3,480
6.050%, 05/16/2016	350	382
6.000%, 09/01/2017	630	715
5.750%, 12/01/2017	350	396
5.700%, 05/02/2017	1,300	1,446
5.650%, 05/01/2018	270	305
5.625%, 10/14/2016	3,135	3,464
5.420%, 03/15/2017	4,400	4,848
5.000%, 05/13/2021	90	99
5.000%, 01/21/2044	1,735	1,771
4.875%, 04/01/2044	690	693
4.500%, 04/01/2015	180	187
4.125%, 01/22/2024 (C)	1,415	1,431
4.000%, 04/01/2024	1,265	1,264
3.875%, 03/22/2017	280	299
3.625%, 03/17/2016	2,275	2,386
2.650%, 04/01/2019	265	266
2.600%, 01/15/2019 (C)	2,215	2,224
1.500%, 10/09/2015	1,836	1,852
Bank of New York Mellon MTN
2.200%, 03/04/2019	1,005	1,002
Bank of Tokyo-Mitsubishi UFJ (B)
3.850%, 01/22/2015	350	359
3.750%, 03/10/2024	555	558
Barclays Bank PLC MTN
6.050%, 12/04/2017 (B)	420	471
Bear Stearns
6.400%, 10/02/2017	70	81
4.650%, 07/02/2018	995	1,089
Berkshire Hathaway
3.200%, 02/11/2015	950	973
Berkshire Hathaway Finance
2.900%, 10/15/2020	850	862
BNP Paribas MTN
2.375%, 09/14/2017	320	328

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Boeing Capital
4.700%, 10/27/2019	$490	$547
Boston Properties‡
3.800%, 02/01/2024	260	258
3.125%, 09/01/2023	280	263
Chase Capital VI
0.863%, 08/01/2028 (A)	1,750	1,461
CIT Group
5.000%, 08/01/2023	580	593
Citigroup
6.875%, 03/05/2038	454	584
6.675%, 09/13/2043	230	269
5.950%, 12/29/2049 (A)	360	352
5.900%, 12/29/2049 (A)	220	215
5.500%, 09/13/2025	620	660
5.350%, 05/29/2049 (A)	390	362
5.000%, 09/15/2014	125	127
4.050%, 07/30/2022	310	311
3.500%, 05/15/2023 (C)	570	538
2.650%, 03/02/2015	370	377
2.500%, 09/26/2018 (C)	3,330	3,348
1.750%, 05/01/2018	1,835	1,803
1.700%, 07/25/2016	630	637
1.350%, 03/10/2017	875	871
0.505%, 06/09/2016 (A)	3,650	3,606
Citigroup Capital III
7.625%, 12/01/2036	1,500	1,778
Commonwealth Bank of Australia MTN (B)
5.000%, 10/15/2019	10	11
3.750%, 10/15/2014	1,060	1,080
Cooperatieve Centrale Raiffeisen- Boerenleenbank
11.000%, 12/31/2049 (A) (B)	1,050	1,394
5.750%, 12/01/2043	250	272
4.625%, 12/01/2023	1,100	1,132
Countrywide Financial
6.250%, 05/15/2016	1,080	1,185
Credit Agricole
8.375%, 12/31/2049 (A) (B)	1,550	1,759
Credit Suisse MTN
5.400%, 01/14/2020	1,350	1,503
Credit Suisse NY
0.556%, 08/24/2015 (A)	1,500	1,500
DDR‡
4.625%, 07/15/2022	665	697
3.375%, 05/15/2023	635	601
Farmer Mac Guaranteed Notes Trust
5.125%, 04/19/2017 (B)	3,540	3,967
Farmers Exchange Capital II
6.151%, 11/01/2053 (A) (B)	2,150	2,342
Federal Realty Investment Trust‡
3.950%, 01/15/2024	305	310
3.000%, 08/01/2022	525	508

58	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

First Industrial MTN
7.500%, 12/01/2017	$970	$1,117
Five Corners Funding Trust
4.419%, 11/15/2023 (B)	1,070	1,096
Ford Motor Credit LLC
8.125%, 01/15/2020 (C)	1,310	1,652
5.875%, 08/02/2021	230	265
5.750%, 02/01/2021	220	251
4.375%, 08/06/2023 (C)	895	923
1.700%, 05/09/2016	2,000	2,022
General Electric Capital MTN
6.875%, 01/10/2039 (C)	360	474
6.375%, 11/15/2019 (A)	5,180	5,698
5.875%, 01/14/2038 (C)	610	719
5.550%, 05/04/2020	2,975	3,428
4.375%, 09/16/2020	2,460	2,672
1.625%, 07/02/2015	410	416
0.716%, 08/15/2036 (A)	1,550	1,286
0.616%, 05/05/2026 (A)	1,950	1,783
Goldman Sachs Capital II
4.000%, 06/01/2043 (A)	200	154
Goldman Sachs Group
7.500%, 02/15/2019	950	1,149
6.750%, 10/01/2037 (C)	233	267
6.250%, 02/01/2041	1,775	2,108
6.150%, 04/01/2018	1,780	2,035
6.000%, 05/01/2014	180	181
5.950%, 01/18/2018	260	294
5.750%, 01/24/2022	110	125
5.375%, 03/15/2020	2,860	3,191
5.350%, 01/15/2016	660	710
5.250%, 07/27/2021	240	266
4.000%, 03/03/2024 (C)	1,515	1,503
2.625%, 01/31/2019	910	908
2.375%, 01/22/2018 (C)	1,370	1,379
HBOS Capital Funding
6.071%, 06/30/2049 (A) (B)	500	501
HBOS PLC MTN
6.750%, 05/21/2018 (B)	2,100	2,379
HCP‡
6.300%, 09/15/2016	1,075	1,209
6.000%, 01/30/2017	1,800	2,025
3.750%, 02/01/2019	1,000	1,054
Health Care‡
6.500%, 03/15/2041	710	865
5.250%, 01/15/2022	900	991
4.950%, 01/15/2021	2,820	3,064
Highwoods Properties‡
7.500%, 04/15/2018	1,142	1,344
HSBC Bank PLC
4.750%, 01/19/2021 (B)	1,760	1,927
HSBC Bank USA
2.375%, 02/13/2015	690	702

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSBC Holdings PLC
6.800%, 06/01/2038	$180	$221
5.250%, 03/14/2044	380	384
4.250%, 03/14/2024	2,160	2,163
4.000%, 03/30/2022	330	343
Hyundai Capital America
2.125%, 10/02/2017 (B)	270	272
ILFC E-Capital Trust II
6.250%, 12/21/2065 (A) (B)	400	388
ING Bank
5.800%, 09/25/2023 (B)	1,385	1,477
ING US
2.900%, 02/15/2018	150	154
Inter-American Development Bank MTN
4.375%, 01/24/2044	185	191
3.875%, 10/28/2041	502	481
International Lease Finance (B)
7.125%, 09/01/2018	1,080	1,255
6.500%, 09/01/2014	2,530	2,584
Intesa Sanpaolo MTN
3.625%, 08/12/2015 (B)	500	513
3.125%, 01/15/2016	390	399
2.375%, 01/13/2017	717	720
John Deere Capital
1.700%, 01/15/2020	160	153
JPMorgan Chase
6.000%, 01/15/2018	135	155
4.850%, 02/01/2044	350	357
4.500%, 01/24/2022 (C)	180	194
4.400%, 07/22/2020	210	226
4.350%, 08/15/2021	215	230
4.250%, 10/15/2020	330	353
3.450%, 03/01/2016	2,785	2,917
3.375%, 05/01/2023 (C)	650	615
1.100%, 10/15/2015	1,670	1,677
JPMorgan Chase Bank
6.000%, 07/05/2017	2,250	2,551
6.000%, 10/01/2017	1,000	1,139
0.563%, 06/13/2016 (A)	1,300	1,293
JPMorgan Chase Capital XIII
1.197%, 09/30/2034 (A) (C)	1,750	1,457
JPMorgan Chase Capital XXIII
1.236%, 05/15/2047 (A)	1,900	1,444
Landwirtschaftliche Rentenbank
1.375%, 10/23/2019	530	510
Lazard Group LLC
6.850%, 06/15/2017	1,102	1,253
4.250%, 11/14/2020	545	565
Liberty Mutual Group (B)
6.500%, 05/01/2042	316	374
4.250%, 06/15/2023	660	670
M&T Bank
6.875%, 12/29/2049	1,740	1,701

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	59

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Markel
4.900%, 07/01/2022	$330	$352
3.625%, 03/30/2023	235	229
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (B)	605	920
MetLife
6.750%, 06/01/2016	375	421
6.400%, 12/15/2036	220	232
4.750%, 02/08/2021	540	601
MetLife Capital Trust IV
7.875%, 12/15/2037 (B)	800	944
Metropolitan Life Global Funding I
5.125%, 06/10/2014 (B)	1,600	1,615
Mid-America Apartments‡
4.300%, 10/15/2023	425	429
Morgan Stanley MTN
7.300%, 05/13/2019	545	661
6.625%, 04/01/2018	1,640	1,912
6.000%, 04/28/2015	630	665
5.500%, 07/28/2021	391	442
5.375%, 10/15/2015	595	634
4.750%, 03/22/2017	140	153
2.500%, 01/24/2019 (C)	390	389
0.687%, 10/18/2016 (A)	5,965	5,950
Murray Street Investment Trust I
4.647%, 03/09/2017 (D)	1,006	1,086
National Australia Bank Ltd.
1.600%, 08/07/2015	450	456
Nationwide Mutual Insurance
5.810%, 12/15/2024 (A) (B)	2,975	3,005
New York Life Insurance
6.750%, 11/15/2039 (B)	415	540
2.100%, 01/02/2019	575	571
Norddeutsche Landesbank Girozentrale
2.000%, 02/05/2019 (B) (C)	2,200	2,181
Nordea Bank (B)
3.700%, 11/13/2014	110	112
2.375%, 04/04/2019	1,455	1,449
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (B)	690	830
Pricoa Global Funding I
5.450%, 06/11/2014 (B)	3,400	3,432
Prudential Holdings LLC
8.695%, 12/18/2023 (B)	1,244	1,567
Royal Bank of Scotland Group PLC
7.648%, 08/31/2049 (A)	110	118
7.640%, 09/29/2017 (A)	200	203
6.400%, 10/21/2019	280	323
6.100%, 06/10/2023	550	571
6.000%, 12/19/2023	1,660	1,700
5.000%, 10/01/2014	490	497

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.700%, 07/03/2018	$120	$123
2.550%, 09/18/2015	200	204
Santander US Debt Unipersonal (B)
3.781%, 10/07/2015	100	104
3.724%, 01/20/2015	800	815
Simon Property Group‡
5.750%, 12/01/2015	910	975
SL Green Realty‡
7.750%, 03/15/2020	1,000	1,189
SLM MTN
5.625%, 08/01/2033	145	128
5.000%, 04/15/2015	120	125
3.875%, 09/10/2015	1,070	1,102
Standard Chartered
5.700%, 03/26/2044 (B)	1,805	1,788
State Street
4.956%, 03/15/2018	1,380	1,503
Sumitomo Mitsui Banking (B)
3.150%, 07/22/2015	570	587
3.100%, 01/14/2016	200	208
Sumitomo Mitsui Financial Group
4.436%, 04/02/2024 (B)	720	721
SunTrust Preferred Capital I
4.000%, 02/13/2012 (A)	259	199
Swedbank
2.375%, 02/27/2019 (B)	1,160	1,155
Tanger Properties‡
3.875%, 12/01/2023	285	284
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (B)	1,300	1,706
Temasek Financial I MTN
2.375%, 01/23/2023 (B)	690	635
Toyota Motor Credit MTN
3.400%, 09/15/2021	1,075	1,106
1.250%, 10/05/2017	1,150	1,139
Ventas Realty L.P.‡
4.000%, 04/30/2019	1,750	1,855
Vesey Street Investment Trust I
4.404%, 09/01/2016 (D)	350	375
Wachovia Bank
6.000%, 11/15/2017	250	288
Wachovia Capital Trust III
5.570%, 05/31/2016 (A)	2,630	2,528
WEA Finance LLC (B)
7.125%, 04/15/2018	3,000	3,566
6.750%, 09/02/2019	1,230	1,479
Wells Fargo
5.375%, 11/02/2043	410	432
4.600%, 04/01/2021	160	176
4.480%, 01/16/2024	2,658	2,746
3.676%, 06/15/2016 (D)	680	721
3.450%, 02/13/2023 (C)	430	417

60	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.000%, 01/22/2021	$1,010	$1,011
1.500%, 01/16/2018	420	416
Wells Fargo Capital X
5.950%, 12/15/2036	620	620
Woodbourne Capital Trust III
1.360%, 04/08/2049 (A) (B)	500	265
Woodbourne Capital Trust IV
1.360%, 04/08/2049 (A) (B)	275	146
WR Berkley
4.625%, 03/15/2022	286	300
XLIT
5.250%, 12/15/2043	290	307

		241,280

Health Care — 1.7%
AbbVie
2.900%, 11/06/2022	2,315	2,229
1.750%, 11/06/2017	1,220	1,224
Aetna
2.200%, 03/15/2019	310	307
Amgen
5.650%, 06/15/2042	475	527
5.375%, 05/15/2043	505	540
5.150%, 11/15/2041	1,125	1,159
Boston Scientific
4.125%, 10/01/2023	320	324
Celgene
5.250%, 08/15/2043	390	417
2.300%, 08/15/2018	365	365
Express Scripts Holding
3.500%, 11/15/2016	1,420	1,504
2.100%, 02/12/2015	765	775
Fresenius Medical Care US Finance
5.750%, 02/15/2021 (B)	160	170
Fresenius Medical Care US Finance II
5.875%, 01/31/2022 (B)	190	202
Gilead Sciences
3.700%, 04/01/2024	1,270	1,270
GlaxoSmithKline Capital
5.650%, 05/15/2018	810	929
HCA
7.500%, 11/15/2095	3,800	3,325
Humana
7.200%, 06/15/2018	1,150	1,367
3.150%, 12/01/2022 (C)	200	190
Mallinckrodt International Finance
3.500%, 04/15/2018 (B)	30	29
McKesson
3.796%, 03/15/2024	455	455
2.284%, 03/15/2019	940	932
Medtronic
4.450%, 03/15/2020	730	801

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.625%, 03/15/2024	$940	$944
Merck
2.800%, 05/18/2023	450	427
Mylan
5.400%, 11/29/2043	165	171
2.550%, 03/28/2019	660	653
Novartis Capital
4.400%, 05/06/2044	505	510
Perrigo (B)
4.000%, 11/15/2023 (C)	585	585
2.300%, 11/08/2018	490	485
Pfizer
3.000%, 06/15/2023	360	349
Quest Diagnostics
4.250%, 04/01/2024	590	586
Roche Holdings
6.000%, 03/01/2019 (B)	502	590
St. Jude Medical
3.250%, 04/15/2023 (C)	640	621
Stryker
1.300%, 04/01/2018	540	529
Tenet Healthcare
6.000%, 10/01/2020 (B)	600	642
Teva Pharmaceutical Finance
3.650%, 11/10/2021	335	336
Thermo Fisher Scientific
5.300%, 02/01/2044	50	54
3.600%, 08/15/2021	350	356
3.200%, 03/01/2016	435	454
2.400%, 02/01/2019	265	264
1.300%, 02/01/2017	635	631
UnitedHealth Group
6.000%, 06/15/2017	51	58
5.800%, 03/15/2036	280	326
5.700%, 10/15/2040	510	596
3.875%, 10/15/2020	530	561
WellPoint
5.875%, 06/15/2017	1,155	1,302
5.100%, 01/15/2044	200	208
3.125%, 05/15/2022	670	641
1.250%, 09/10/2015	240	242
Wyeth LLC
5.950%, 04/01/2037	960	1,162
Zoetis
3.250%, 02/01/2023	150	145

		33,469

Industrials — 1.3%
ABB Finance USA
4.375%, 05/08/2042	80	80
Aguila 3
7.875%, 01/31/2018 (B)	280	297
American Airlines Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023 (B)	2,426	2,602

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	61

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BAE Systems
4.750%, 10/11/2021 (B)	$1,350	$1,449
Burlington Northern Santa Fe
4.900%, 04/01/2044	290	299
Catholic Health Initiatives
4.350%, 11/01/2042	80	73
2.950%, 11/01/2022	800	755
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl C-2
7.256%, 03/15/2020	2,124	2,363
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022 (C)	1,462	1,659
Continental Airlines Pass-Through Trust, Ser 2009-1
9.000%, 07/08/2016	2,325	2,662
Crane
4.450%, 12/15/2023	260	268
Delta Air Lines Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	1,236	1,453
Eaton
4.150%, 11/02/2042	440	407
2.750%, 11/02/2022	790	749
1.500%, 11/02/2017	430	428
General Electric
4.500%, 03/11/2044 (C)	720	731
General Electric Capital
0.850%, 10/09/2015	460	462
JetBlue Airways Pass-Through Trust, Ser 2004-2, Cl G1
0.611%, 08/15/2016 (A)	1,505	1,486
Lockheed Martin
3.350%, 09/15/2021	1,035	1,055
Northrop Grumman
4.750%, 06/01/2043	545	548
3.250%, 08/01/2023	3,215	3,079
Raytheon
3.125%, 10/15/2020	430	434
United Air Lines Pass-Through Trust, Ser 2009-2A
9.750%, 01/15/2017	144	166
United Technologies
4.500%, 06/01/2042	540	550
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	997	1,044
Waste Management
7.375%, 05/15/2029	330	420

		25,519

Information Technology — 0.5%
Activision Blizzard
5.625%, 09/15/2021 (B)	300	321

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cisco Systems
3.625%, 03/04/2024	$1,135	$1,144
2.125%, 03/01/2019	1,145	1,140
Google
3.375%, 02/25/2024	585	586
International Business Machines
3.625%, 02/12/2024	1,035	1,043
1.625%, 05/15/2020	835	790
Juniper Networks
4.500%, 03/15/2024	150	152
MasterCard
3.375%, 04/01/2024	730	729
Microsoft
4.875%, 12/15/2043	305	329
National Semiconductor
6.600%, 06/15/2017	170	197
Oracle
3.625%, 07/15/2023	405	410
1.200%, 10/15/2017	1,050	1,042
Texas Instruments
2.750%, 03/12/2021	470	467
TSMC Global
1.625%, 04/03/2018 (B)	875	848

		9,198

Materials — 1.3%
ArcelorMittal
5.000%, 02/25/2017	280	297
Ball
5.000%, 03/15/2022 (C)	870	892
4.000%, 11/15/2023	170	159
Barrick Gold
4.100%, 05/01/2023 (C)	1,730	1,641
3.850%, 04/01/2022	270	258
Barrick North America Finance LLC
4.400%, 05/30/2021	1,320	1,330
BHP Billiton Finance USA Ltd.
5.000%, 09/30/2043	940	995
3.850%, 09/30/2023	695	712
3.250%, 11/21/2021	1,400	1,415
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	520	522
Cliffs Natural Resources (C)
4.800%, 10/01/2020	290	285
3.950%, 01/15/2018	930	935
CodelCo
4.750%, 10/15/2014 (B)	470	478
Dow Chemical
3.000%, 11/15/2022	1,265	1,203
Eagle Spinco
4.625%, 02/15/2021 (B)	160	158
Ecolab
4.350%, 12/08/2021	220	237

62	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Freeport-McMoRan Copper
3.550%, 03/01/2022	$620	$592
3.100%, 03/15/2020	560	545
2.375%, 03/15/2018	170	169
Hexion US Finance
6.625%, 04/15/2020	360	373
LYB International Finance BV
5.250%, 07/15/2043	175	184
4.875%, 03/15/2044	330	330
LyondellBasell Industries
5.750%, 04/15/2024	200	230
Mosaic
5.625%, 11/15/2043	210	226
5.450%, 11/15/2033	165	178
Nucor
4.000%, 08/01/2023	260	259
Plains Exploration & Production
6.875%, 02/15/2023	40	44
6.500%, 11/15/2020	160	176
Potash Corp of Saskatchewan
4.875%, 03/30/2020 (C)	280	309
Rio Tinto Finance USA
6.500%, 07/15/2018	810	952
3.750%, 09/20/2021	165	170
Rio Tinto Finance USA PLC
9.000%, 05/01/2019	740	963
2.250%, 12/14/2018	210	210
Rock-Tenn
4.000%, 03/01/2023	160	161
3.500%, 03/01/2020	320	324
Southern Copper
5.250%, 11/08/2042	1,550	1,327
Steel Dynamics
6.375%, 08/15/2022	510	555
Vale
5.625%, 09/11/2042	101	95
Vale Overseas
6.875%, 11/21/2036	1,510	1,609
4.375%, 01/11/2022	1,789	1,776
Xstrata Finance Canada (B)
2.700%, 10/25/2017	810	820
2.050%, 10/23/2015	1,293	1,308

		25,402

Telecommunication Services — 1.5%
America Movil
5.625%, 11/15/2017	440	499
5.000%, 03/30/2020 (C)	750	822
3.125%, 07/16/2022 (C)	930	887
AT&T
6.500%, 09/01/2037	765	890
6.450%, 06/15/2034	625	736
4.300%, 12/15/2042	191	169
3.900%, 03/11/2024 (C)	1,265	1,261
2.500%, 08/15/2015	1,470	1,507

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Deutsche Telekom International Finance
2.250%, 03/06/2017 (B)	$905	$926
Intelsat Jackson Holdings
7.500%, 04/01/2021	380	417
5.500%, 08/01/2023 (B)	70	69
Rogers Communications
6.750%, 03/15/2015	1,015	1,074
SoftBank
4.500%, 04/15/2020 (B)	580	577
Sprint
7.875%, 09/15/2023 (B)	520	572
Sprint Capital
8.750%, 03/15/2032	910	1,001
Telecom Italia Capital
7.175%, 06/18/2019	40	46
Telefonica Chile
3.875%, 10/12/2022 (B) (C)	445	422
Telefonica Emisiones SAU
6.221%, 07/03/2017	100	113
5.877%, 07/15/2019	90	101
5.462%, 02/16/2021	40	44
5.134%, 04/27/2020	300	324
4.570%, 04/27/2023	525	536
Verizon Communications
7.750%, 12/01/2030	835	1,104
6.550%, 09/15/2043	1,880	2,288
6.400%, 09/15/2033	3,991	4,738
5.150%, 09/15/2023	4,225	4,624
5.050%, 03/15/2034	650	667
4.500%, 09/15/2020	535	581
4.150%, 03/15/2024	390	396
3.850%, 11/01/2042	130	109
3.450%, 03/15/2021	810	821
2.550%, 06/17/2019	440	443
Vodafone Group PLC
2.950%, 02/19/2023	1,015	952

		29,716

Utilities — 1.9%
AES
7.375%, 07/01/2021	40	46
4.875%, 05/15/2023	920	879
Ameren
8.875%, 05/15/2014	615	621
American Electric Power
1.650%, 12/15/2017	685	681
Calpine (B)
7.500%, 02/15/2021	687	750
5.875%, 01/15/2024	30	30
CenterPoint Energy Houston Electric
4.500%, 04/01/2044	265	272
Consolidated Edison of New York
4.450%, 03/15/2044	1,225	1,214

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	63

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Dominion Gas Holdings
4.800%, 11/01/2043 (B)	$240	$246
Dominion Resources
8.875%, 01/15/2019	590	747
1.950%, 08/15/2016	265	270
Duke Energy
3.950%, 10/15/2023	255	261
Duke Energy Florida
3.850%, 11/15/2042	165	150
Duke Energy Ohio
3.800%, 09/01/2023	275	285
Electricite de France (B)
6.000%, 01/22/2114	440	462
4.875%, 01/22/2044	295	294
Exelon
5.625%, 06/15/2035	1,060	1,138
FirstEnergy
2.750%, 03/15/2018	280	279
FirstEnergy, Ser C
7.375%, 11/15/2031	2,965	3,406
Florida Gas Transmission LLC
3.875%, 07/15/2022 (B)	1,000	1,007
Jersey Central Power & Light
4.700%, 04/01/2024 (B)	750	777
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,700	3,375
Louisville Gas & Electric
4.650%, 11/15/2043	165	171
Metropolitan Edison
3.500%, 03/15/2023 (B)	2,425	2,330
MidAmerican Energy
4.800%, 09/15/2043	35	37
2.400%, 03/15/2019	480	483
MidAmerican Energy Holdings
6.500%, 09/15/2037	1,160	1,434
5.150%, 11/15/2043 (B)	190	202
NiSource Finance
6.800%, 01/15/2019	2,261	2,677
Oncor Electric Delivery LLC
6.800%, 09/01/2018	1,075	1,268
4.550%, 12/01/2041	690	687
Pacific Gas & Electric
8.250%, 10/15/2018	280	349
5.800%, 03/01/2037 (C)	710	818
4.750%, 02/15/2044	185	187
4.450%, 04/15/2042	700	687
3.250%, 06/15/2023	260	251
PacifiCorp
3.600%, 04/01/2024	730	738
Potomac Electric Power
3.600%, 03/15/2024	520	525
PPL Capital Funding
5.000%, 03/15/2044	345	350

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.950%, 03/15/2024	$290	$290
PSEG Power LLC
2.750%, 09/15/2016	320	333
Public Service of New Hampshire
3.500%, 11/01/2023	310	311
Public Service of New Mexico
7.950%, 05/15/2018	1,265	1,508
Puget Energy
6.000%, 09/01/2021	760	876
PVNGS II Funding
8.000%, 12/30/2015	593	618
Southern California Edison
3.500%, 10/01/2023	880	888
Southwestern Electric Power
3.550%, 02/15/2022	230	231
Texas-New Mexico Power
6.950%, 04/01/2043 (B)	880	1,094
Virginia Electric and Power
4.650%, 08/15/2043	405	418
4.450%, 02/15/2044	250	252

		37,203

Total Corporate Obligations (Cost $512,837) ($ Thousands)		543,232

ASSET-BACKED SECURITIES — 10.2%

Automotive — 1.4%
Ally Auto Receivables Trust, Ser 2010-2, Cl A4
2.090%, 05/15/2015	6	6
Ally Auto Receivables Trust, Ser 2010-5, Cl A4
1.750%, 03/15/2016	798	802
Ally Auto Receivables Trust, Ser 2011-1, Cl A4
2.230%, 03/15/2016	965	970
Ally Auto Receivables Trust, Ser 2012-1, Cl A3
0.930%, 02/16/2016	131	131
Ally Auto Receivables Trust, Ser 2012-2, Cl A3
0.740%, 04/15/2016	573	574
Ally Auto Receivables Trust, Ser 2012-5, Cl A2
0.450%, 07/15/2015	627	627
Ally Auto Receivables Trust, Ser 2013-1, Cl A4
0.840%, 02/15/2018	1,016	1,013
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl A3
0.670%, 06/08/2017	590	591

64	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A2
0.530%, 11/08/2016	$183	$183
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl A2
0.680%, 10/11/2016	1,352	1,353
Avis Budget Rental Car Funding AESOP LLC, Ser 2012-2A, Cl A
2.802%, 05/20/2018 (B)	695	719
Avis Budget Rental Car Funding AESOP LLC, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (B)	600	604
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-1A, Cl A
1.920%, 09/20/2019 (B)	380	376
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (B)	350	359
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A3
0.790%, 06/20/2017	1,500	1,501
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A2
0.920%, 09/20/2016	806	808
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A4
1.560%, 07/20/2018	429	432
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A2
1.040%, 11/21/2016	498	500
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A4
1.680%, 04/20/2018	517	521
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A3
1.090%, 03/20/2018	666	665
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A4
1.470%, 07/20/2018	906	905
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A3
1.320%, 06/20/2018	605	607
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A4
1.690%, 10/22/2018	525	526
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A3
0.580%, 12/15/2016	418	419
Ford Credit Auto Owner Trust, Ser 2013-B, Cl A2
0.380%, 02/15/2016	245	245

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Auto Owner Trust, Ser 2013-D, Cl A2
0.450%, 08/15/2016	$1,330	$1,331
Harley-Davidson Motorcycle Trust, Ser 2011-2, Cl A3
1.110%, 09/15/2016	160	160
Hertz Vehicle Financing, Ser 2013-1A, Cl A2
1.830%, 08/25/2019 (B)	510	503
Honda Auto Receivables Owner Trust, Ser 2012-4, Cl A3
0.520%, 08/18/2016	834	835
Honda Auto Receivables Owner Trust, Ser 2013-2, Cl A3
0.530%, 02/16/2017	593	594
Honda Auto Receivables Owner Trust, Ser 2013-4, Cl A2
0.450%, 04/18/2016	1,060	1,060
Honda Auto Receivables Owner Trust, Ser 2014-1, Cl A2
0.410%, 09/21/2016	585	585
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/2016 (B)	177	179
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A4
1.310%, 09/15/2016	350	350
Nissan Auto Receivables Owner Trust, Ser 2012-B, Cl A2
0.390%, 04/15/2015	25	25
Nissan Auto Receivables Owner Trust, Ser 2014-A, Cl A2
0.420%, 11/15/2016	308	308
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl A3
0.830%, 12/15/2016	290	291
Santander Drive Auto Receivables Trust, Ser 2012-6, Cl A3
0.620%, 07/15/2016	312	312
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl A3
0.700%, 09/15/2017	1,695	1,698
Santander Drive Auto Receivables Trust, Ser 2013-3, Cl A2
0.550%, 09/15/2016	981	982
Santander Drive Auto Receivables Trust, Ser 2014-1, Cl A3
0.870%, 01/16/2018	542	542
Toyota Auto Receivables Owner Trust, Ser 2013-B, Cl A2
0.480%, 02/15/2016	485	485
Toyota Auto Receivables Owner Trust, Ser 2014-A, Cl A2
0.410%, 08/15/2016	780	780

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	65

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Volkswagen Auto Loan Enhanced Trust, Ser 2012-2, Cl A2
0.330%, 07/20/2015	$146	$146
Volkswagen Auto Loan Enhanced Trust, Ser 2013-2, Cl A2
0.420%, 07/20/2016	990	990

		27,593

Credit Cards — 0.8%
American Express Issuance Trust II, Ser 2013-1, Cl A
0.435%, 02/15/2019 (A)	1,112	1,110
American Express Issuance Trust II, Ser 2013-2, Cl A
0.585%, 08/15/2019 (A)	1,041	1,045
Chase Issuance Trust, Ser 2012-A3, Cl A3
0.790%, 06/15/2017	1,530	1,536
Chase Issuance Trust, Ser 2012-A8, Cl A8
0.540%, 10/16/2017	352	352
Chase Issuance Trust, Ser 2012-A9, Cl A9
0.305%, 10/16/2017 (A)	971	971
Chase Issuance Trust, Ser 2013-A2, Cl A2
0.255%, 02/15/2017 (A)	356	356
Chase Issuance Trust, Ser 2013-A7, Cl A
0.585%, 09/15/2020 (A)	494	495
Chase Issuance Trust, Ser 2014-A3, Cl A3
0.353%, 05/15/2018 (A)	1,156	1,156
Citibank Credit Card Issuance Trust, Ser 2013-A5, Cl A6
1.320%, 09/07/2018	1,735	1,749
Citibank Credit Card Issuance Trust, Ser 2013-A7, Cl A7
0.584%, 09/10/2020 (A)	3,601	3,613
Discover Card Execution Note Trust, Ser 2013-A5, Cl A5
1.040%, 04/15/2019	200	200
Discover Card Execution Note Trust, Ser 2014-A1, Cl A1
0.585%, 07/15/2021 (A)	1,030	1,032
World Financial Network Credit Card Master Trust, Ser 2013-B, Cl A
0.910%, 03/16/2020	1,140	1,136
World Financial Network Credit Card Master Trust, Ser 2014-A, Cl A
0.535%, 12/15/2019 (A)	1,511	1,511

		16,262

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mortgage Related Securities — 1.6%
AFC Home Equity Loan Trust, Ser 1998-1, Cl 1A2
0.824%, 04/25/2028 (A)	$17	$15
AFC Home Equity Loan Trust, Ser 2000-1, Cl 2A
0.794%, 03/25/2030 (A)	2,338	1,481
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
0.554%, 08/25/2043 (A)	1,532	1,511
Centex Home Equity, Ser 2006-A, Cl AV4
0.404%, 06/25/2036 (A)	4,917	4,331
Citigroup Mortgage Loan Trust, Ser 2006-HE2, Cl A2D
0.394%, 08/25/2036 (A)	4,200	3,226
Conseco Finance, Ser 2001-D, Cl A5
6.690%, 11/15/2032 (A)	101	101
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
1.094%, 05/25/2039 (A) (B)	778	734
Home Loan Trust, Ser 2000-HI1, Cl AI7
8.290%, 02/25/2025	260	259
HSBC Home Equity Loan Trust, Ser 2006-4, Cl A4
0.387%, 03/20/2036 (A)	4,182	4,065
Master Asset-Backed Securities Trust, Ser 2005-WF1, Cl A2D
0.524%, 06/25/2035 (A)	993	983
Master Asset-Backed Securities Trust, Ser 2007-HE1, Cl A4
0.434%, 05/25/2037 (A)	5,500	3,535
New Century Home Equity Loan Trust, Ser 2005-2, Cl M1
0.584%, 06/25/2035 (A)	3,800	3,747
New Century Home Equity Loan Trust, Ser 2005-3, Cl M2
0.644%, 07/25/2035 (A)	3,500	3,321
RASC Trust, Ser 2005-AHL2, Cl A2
0.414%, 10/25/2035 (A)	960	958
Soundview Home Equity Loan Trust, Ser 2006-EQ2, Cl A3
0.314%, 01/25/2037 (A)	5,943	3,758

		32,025

Other Asset-Backed Securities — 6.3%
Academic Loan Funding Trust, Ser 2012-1A, Cl A2
1.254%, 12/27/2044 (A) (B)	2,100	2,134

66	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ACS Pass-Through Trust, Ser 2007-1A, Cl G1
0.467%, 06/14/2037 (A) (B)	$1,545	$1,470
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/2016	515	516
Ally Master Owner Trust, Ser 2011-4, Cl A1
0.955%, 09/15/2016 (A)	528	529
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/2017	800	806
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	1,642	1,635
Ally Master Owner Trust, Ser 2014-1, Cl A1
0.625%, 01/15/2019 (A)	925	926
Ally Master Owner Trust, Ser 2014-2, Cl A
0.526%, 01/16/2018 (A)	661	661
Ally Master Owner Trust, Ser 2014-3, Cl A
1.330%, 03/15/2019	635	633
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.435%, 02/25/2035 (A)	2,200	2,284
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.239%, 10/27/2036 (A)	1,750	1,750
Carrington Mortgage Loan Trust, Ser 2005-NC4, Cl A3
0.554%, 09/25/2035 (A)	1,299	1,280
Centerpoint Energy Transition Bond III, Ser 2008-A, Cl A1
4.192%, 02/01/2020	665	698
CIT Education Loan Trust, Ser 2007-1, Cl A
0.323%, 03/25/2042 (A) (B)	1,727	1,613
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
6.046%, 03/25/2037	1,970	1,803
CNH Equipment Trust, Ser 2013-C, Cl A2
0.630%, 01/17/2017	605	606
CNH Equipment Trust, Ser 2014-A, Cl A2
0.490%, 06/15/2017	405	405
Conseco Finance Home Improvement Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/2031 (A)	139	140
Conseco Financial, Ser 1993-4, Cl A5
7.050%, 01/15/2019	173	178

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Conseco Financial, Ser 1996-5, Cl A6
7.750%, 07/15/2027	$46	$46
Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.754%, 06/25/2033 (A)	38	33
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.614%, 10/25/2035 (A)	441	441
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
0.954%, 10/25/2047 (A)	4,033	3,438
Countrywide Home Equity Loan Trust, Ser 2006-HW, Cl 2A1B
0.305%, 11/15/2036 (A)	153	130
Credit-Based Asset Servicing and Securities, Ser 2006-CB3, Cl AV4
0.414%, 03/25/2036 (A)	5,000	3,307
Cronos Containers Program, Ser 2012-1A, Cl A
4.210%, 05/18/2027 (B)	857	860
Cronos Containers Program, Ser 2012-2A, Cl A
3.810%, 09/18/2027 (B)	638	643
CWABS Revolving Home Equity Loan Trust, Ser 2004-K, Cl 2A
0.455%, 02/15/2034 (A)	560	490
Detroit Edison Securitization Funding LLC, Ser 2001-1, Cl A6
6.620%, 03/01/2016	928	966
Educational Funding of the South, Ser 2011-1, Cl A2
0.889%, 04/25/2035 (A)	2,100	2,101
First Franklin Mortgage Loan Trust, Ser 2005-FF8, Cl M1
0.644%, 09/25/2035 (A)	3,700	3,336
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A1
0.740%, 09/15/2016	1,245	1,247
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A1
1.500%, 09/15/2018	270	273
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/2019	1,135	1,135
Green Tree, Ser 2008-MH1, Cl A2
8.970%, 04/25/2038 (A) (B)	1,539	1,652
Green Tree, Ser 2008-MH1, Cl A3
8.970%, 04/25/2038 (A) (B)	1,225	1,315
Greenpoint Manufactured Housing, Ser 1999-2, Cl A2
2.913%, 03/18/2029 (A)	550	479

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	67

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Greenpoint Manufactured Housing, Ser 1999-3, Cl 1A7
7.270%, 06/15/2029	$1,138	$1,145
Greenpoint Manufactured Housing, Ser 1999-3, Cl 2A2
3.542%, 06/19/2029 (A)	325	272
Greenpoint Manufactured Housing, Ser 1999-4, Cl A2
3.655%, 02/20/2030 (A)	375	311
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
3.656%, 02/20/2032 (A)	375	341
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
3.667%, 03/13/2032 (A)	550	492
GSAMP Trust, Ser 2003-SEA, Cl A1
0.554%, 02/25/2033 (A)	1,750	1,623
GSAMP Trust, Ser 2006-HE3, Cl A2D
0.404%, 05/25/2046 (A)	3,300	2,123
GSAMP Trust, Ser 2006-SEA1, Cl A
0.454%, 05/25/2036 (A) (B)	227	222
HLSS Servicer Advance Receivables Trust, Ser 2013-T7, Cl AT7
1.981%, 11/15/2046 (B)	890	891
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.444%, 11/25/2035 (A)	1,983	1,653
HSI Asset Securitization Trust, Ser 2006-OPT3, Cl 3A3
0.334%, 02/25/2036 (A)	659	609
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (B)	1,051	1,066
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 09/15/2018	1,071	1,119
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	2,713	2,893
National Collegiate Student Loan Trust, Ser 2005-1, Cl A4
0.394%, 11/27/2028 (A)	936	894
National Collegiate Student Loan Trust, Ser 2005-3, Cl A4
0.434%, 04/25/2029 (A)	490	467
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.419%, 10/27/2036 (A)	858	844

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.326%, 11/23/2022 (A)	$811	$808
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.319%, 10/26/2026 (A)	1,539	1,535
Nelnet Student Loan Trust, Ser 2007-1, Cl A1
0.245%, 11/27/2018 (A)	254	254
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
0.583%, 03/25/2026 (A) (B)	2,634	2,607
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
0.954%, 04/25/2046 (A) (B)	395	399
North Carolina State Education Assistance Authority, Ser 2011-2, Cl A2
1.039%, 07/25/2025 (A)	1,000	1,004
Octagon Investment Partners XI Ltd., Ser 2007-1A, Cl A1B
0.495%, 08/25/2021 (A) (B)	1,700	1,659
OHA Credit Partners VII, Ser 2012-7A, Cl A
1.655%, 11/20/2023 (A) (B)	1,750	1,743
Origen Manufactured Housing, Ser 2006-A, Cl A2
2.635%, 10/15/2037 (A)	2,622	2,245
Park Place Securities, Ser 2004- WCW1, Cl M2
0.834%, 09/25/2034 (A)	2,470	2,439
Residential Asset Mortgage Products Trust, Ser 2003-RS11, Cl MII1
1.249%, 12/25/2033 (A)	188	161
Residential Asset Mortgage Products Trust, Ser 2003-RS2, Cl AII
0.834%, 03/25/2033 (A)	34	30
RSB Bondco LLC, Ser 2007-A, Cl A3
5.820%, 06/28/2019	775	863
Scholar Funding Trust, Ser 2011-A, Cl A
1.135%, 10/28/2043 (A) (B)	1,286	1,290
SLC Student Loan Trust, Ser 2007-2, Cl A2
0.636%, 05/15/2028 (A)	324	324
SLM Private Education Loan Trust, Ser 2012-A, Cl A1
1.555%, 08/15/2025 (A) (B)	986	999
SLM Private Education Loan Trust, Ser 2012-C, Cl A1
1.255%, 08/15/2023 (A) (B)	568	571

68	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Private Education Loan Trust, Ser 2012-E, Cl A1
0.905%, 10/16/2023 (A) (B)	$999	$1,001
SLM Private Education Loan Trust, Ser 2012-E, Cl A2B
1.905%, 06/15/2045 (A) (B)	1,227	1,256
SLM Private Education Loan Trust, Ser 2013-1, Cl B
1.954%, 11/25/2043 (A)	245	241
SLM Private Education Loan Trust, Ser 2013-A, Cl A1
0.755%, 08/15/2022 (A) (B)	891	892
SLM Private Education Loan Trust, Ser 2013-B, Cl A1
0.805%, 07/15/2022 (A) (B)	362	363
SLM Private Education Loan Trust, Ser 2013-B, Cl A2A
1.850%, 06/17/2030 (B)	1,393	1,357
SLM Private Education Loan Trust, Ser 2013-C, Cl A1
1.005%, 02/15/2022 (A) (B)	814	818
SLM Student Loan EDC Repackaging Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (B)	1,871	1,842
SLM Student Loan Trust, Ser 2000-A, Cl A2
0.425%, 10/28/2028 (A)	439	436
SLM Student Loan Trust, Ser 2003-11, Cl A6
0.983%, 12/15/2025 (A) (B)	850	850
SLM Student Loan Trust, Ser 2004-8, Cl B
0.699%, 01/25/2040 (A)	169	152
SLM Student Loan Trust, Ser 2004-8A, Cl A5
0.739%, 04/25/2024 (A) (B)	1,394	1,401
SLM Student Loan Trust, Ser 2005-5, Cl A3
0.339%, 04/25/2025 (A)	121	121
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.439%, 07/27/2026 (A)	497	505
SLM Student Loan Trust, Ser 2005-9, Cl A4
0.339%, 01/25/2023 (A)	85	85
SLM Student Loan Trust, Ser 2005-9, Cl A5
0.359%, 01/27/2025 (A)	1,056	1,052
SLM Student Loan Trust, Ser 2006-2, Cl A6
0.409%, 01/25/2041 (A)	1,900	1,733

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2006-5, Cl A5
0.349%, 01/25/2027 (A)	$2,578	$2,546
SLM Student Loan Trust, Ser 2006-7, Cl A4
0.309%, 04/25/2022 (A)	234	234
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.399%, 01/25/2041 (A)	1,900	1,699
SLM Student Loan Trust, Ser 2007-2, Cl B
0.409%, 07/25/2025 (A)	391	337
SLM Student Loan Trust, Ser 2007-6, Cl B
1.089%, 04/27/2043 (A)	516	461
SLM Student Loan Trust, Ser 2008-2, Cl B
1.439%, 01/25/2029 (A)	525	476
SLM Student Loan Trust, Ser 2008-3, Cl B
1.439%, 04/25/2029 (A)	525	486
SLM Student Loan Trust, Ser 2008-4, Cl B
2.089%, 04/25/2029 (A)	525	518
SLM Student Loan Trust, Ser 2008-5, Cl B
2.089%, 07/25/2029 (A)	525	531
SLM Student Loan Trust, Ser 2008-6, Cl B
2.089%, 07/25/2029 (A)	525	518
SLM Student Loan Trust, Ser 2008-7, Cl B
2.089%, 07/25/2029 (A)	525	513
SLM Student Loan Trust, Ser 2008-8, Cl B
2.489%, 10/25/2029 (A)	525	540
SLM Student Loan Trust, Ser 2008-9, Cl B
2.489%, 10/25/2029 (A)	525	548
SLM Student Loan Trust, Ser 2010-1, Cl A
0.554%, 03/25/2025 (A)	818	820
SLM Student Loan Trust, Ser 2012-1, Cl A3
1.104%, 09/25/2028 (A)	1,910	1,964
SLM Student Loan Trust, Ser 2012-6, Cl B
1.154%, 04/27/2043 (A)	564	515
SLM Student Loan Trust, Ser 2013-1, Cl A2
0.404%, 09/25/2019 (A)	556	556
SLM Student Loan Trust, Ser 2013-2, Cl B
1.654%, 06/25/2043 (A)	281	270

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	69

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2013-3, Cl A2
0.454%, 05/26/2020 (A)	$551	$550
SLM Student Loan Trust, Ser 2013-3, Cl B
1.654%, 09/25/2043 (A)	291	275
SLM Student Loan Trust, Ser 2013-4, Cl A
0.704%, 06/25/2027 (A)	1,426	1,431
SLM Student Loan Trust, Ser 2013-5, Cl A2
0.554%, 10/26/2020 (A)	716	718
SLM Student Loan Trust, Ser 2013-6, Cl A2
0.654%, 02/25/2021 (A)	236	237
SLM Student Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031 (B)	240	244
SLM Student Loan Trust, Ser 2014-1, Cl A2
0.534%, 07/26/2021 (A)	389	389
SLM Student Loan Trust, Ser 2014-A, Cl A1
0.755%, 07/15/2022 (A) (B)	1,251	1,251
SLM Student Loan Trust, Ser 2014-A, Cl A2A
2.590%, 01/15/2026 (B)	421	421
SMS Student Loan Trust, Ser 2000-B, Cl A2
0.435%, 04/28/2029 (A)	345	344
Structured Asset Securities Mortgage Loan Trust, Ser 2008-BC4, Cl A3
0.404%, 11/25/2037 (A)	1,439	1,397
SunTrust Student Loan Trust, Ser 2006-1A, Cl A3
0.355%, 01/30/2023 (A) (B)	1,526	1,513
TAL Advantage, Ser 2006-1A, Cl N
0.347%, 04/20/2021 (A) (B)	604	597
Textainer Marine Containers, Ser 2005-1A, Cl A
0.410%, 05/15/2020 (A) (B)	528	527
Trade Maps, Ltd., Ser 2013-1A, Cl A
0.854%, 12/10/2018 (A) (B)	1,400	1,404
Trinity Rail Leasing L.P., Ser 2006-1A, Cl A1
5.900%, 05/14/2036 (B)	1,067	1,168
Trip Rail Master Funding LLC, Ser 2011-1A, Cl A1A
4.370%, 07/15/2041 (B)	1,499	1,569
Triton Container Finance LLC, Ser 2007-1A, Cl N
0.290%, 02/26/2019 (A) (B)	355	354

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Wells Fargo Home Equity Asset- Backed SecuritiesTrust, Ser 2006-2, Cl A4
0.404%, 07/25/2036 (A)		4,000	$3,673

			123,554

Total Asset-Backed Securities (Cost $195,952) ($ Thousands)			199,434

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.9%
FHLB
0.750%, 05/26/2015 (D)		3,410	3,311
0.070%, 05/21/2014 (E)		8,875	8,875
0.062%, 06/27/2014 (E)		4,375	4,375
0.060%, 05/30/2014 (E)		9,255	9,255
FHLMC
6.750%, 03/15/2031		1,170	1,629
0.058%, 05/27/2014 (E)		17,925	17,924
FICO STRIPS
9.800%, 04/06/2018		850	1,116
9.700%, 04/05/2019		1,050	1,434
8.600%, 09/26/2019		2,490	3,259
0.092%, 11/02/2018 (E)		1,800	1,644
0.091%, 08/03/2018 (E)		1,820	1,677
0.090%, 04/06/2018 (E)		1,550	1,442
0.080%, 09/26/2019 (E)		100	88
0.070%, 06/06/2019 (E)		250	225
0.060%, 03/07/2019 (E)		770	695
0.050%, 02/08/2018 (E)		510	479
0.040%, 08/03/2018 (E)		780	719
0.030%, 08/03/2018 (E)		820	755
0.020%, 08/03/2018 (E)		1,470	1,354
0.010%, 05/11/2018 (E)		3,295	3,058
FNMA
7.648%, 10/09/2019 (E)		1,520	1,308
6.250%, 05/15/2029		2,110	2,774
Resolution Funding STRIPS (E)
2.260%, 10/15/2019		600	531
2.184%, 07/15/2020		2,630	2,253
Tennessee Valley Authority
5.250%, 09/15/2039		880	996
4.625%, 09/15/2060		1,370	1,340
3.875%, 02/15/2021		1,510	1,628
1.750%, 10/15/2018		3,140	3,133

Total U.S. Government Agency Obligations (Cost $74,319) ($ Thousands)			77,277

SOVEREIGN DEBT — 3.3%
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2017	BRL	4,031	1,691
10.000%, 01/01/2021	BRL	7,250	2,848

70	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount (1) (Thousands)		Market Value (Thousands)

Colombia Government International Bond
5.625%, 02/26/2044		1,110	$1,159
Federal Republic of Brazil
4.250%, 01/07/2025		505	488
FMS Wertmanagement AoeR
1.000%, 11/21/2017		640	633
Hashemite Kingdom of Jordan Government AID Bond
2.503%, 10/30/2020		691	690
Hungary Government International Bond
5.750%, 11/22/2023		1,490	1,538
Indonesia Government International Bond MTN
5.875%, 03/13/2020 (C)		240	262
5.875%, 01/15/2024 (B)		840	902
4.875%, 05/05/2021		200	205
Italy Buoni Poliennali Del Tesoro
3.750%, 05/01/2021	EUR	10,480	15,470
Japan Bank for International Cooperation
3.375%, 07/31/2023 (C)		675	682
1.750%, 07/31/2018		1,185	1,182
Japan Finance Organization for Municipalities
4.000%, 01/13/2021		1,800	1,943
Kommunalbanken
1.125%, 05/23/2018 (B)		3,420	3,347
Mexican Bonos
8.000%, 06/11/2020	MXN	32,070	2,769
6.500%, 06/09/2022	MXN	111,589	8,813
Mexico Government International Bond MTN
5.750%, 10/12/2110		1,512	1,486
5.550%, 01/21/2045		2,630	2,794
4.750%, 03/08/2044		1,180	1,121
3.500%, 01/21/2021		260	264
Poland Government Bond
4.000%, 10/25/2023	PLN	1,771	576
3.750%, 04/25/2018	PLN	3,024	1,010
2.500%, 07/25/2018	PLN	4,482	1,422
Poland Government International Bond
4.000%, 01/22/2024		2,651	2,665
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030		1,285	1,462
Slovakia Government International Bond
4.375%, 05/21/2022 (B) (C)		975	1,033
Slovenia Government International Bond (B)
5.500%, 10/26/2022		403	430

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.250%, 02/18/2024	545	$566
4.750%, 05/10/2018	590	630
4.125%, 02/18/2019	455	470
South Africa Government International Bond
5.875%, 09/16/2025 (C)	1,380	1,484
Turkey Government International Bond
7.000%, 03/11/2019	430	479
6.250%, 09/26/2022	457	491
5.750%, 03/22/2024 (C)	1,120	1,159
5.625%, 03/30/2021	161	168
United Mexican States MTN
6.050%, 01/11/2040	248	282

Total Sovereign Debt (Cost $64,633) ($ Thousands)		64,614

MUNICIPAL BONDS — 1.0%
Brazos Higher Education Authority, Ser 2006-2, RB
0.261%, 12/26/2024 (A)	560	540
City of New York, GO Callable 12/01/20 @ 100
6.646%, 12/01/2031	900	1,036
County of Clark, Department of Aviation, Build America Project, Ser C, RB
6.820%, 07/01/2045	500	658
Houston, Ser A, GO
6.290%, 03/01/2032	1,820	2,190
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	480	650
New Jersey State, Turnpike Authority, Build America Project, Ser C, RB
7.102%, 01/01/2041	605	822
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	645	604
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	554	730
Ohio State University, Ser A, RB
4.800%, 06/01/2111	187	181
South Carolina, Student Loan, Ser A2, RB
0.356%, 12/01/2020 (A)	1,850	1,825
State of California, Build America Project, GO
7.600%, 11/01/2040	415	584
6.650%, 03/01/2022	610	733

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	71

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

State of California, GO
6.200%, 03/01/2019	$1,775	$2,086
State of Illinois, GO
5.877%, 03/01/2019	2,260	2,531
5.365%, 03/01/2017	315	344
5.100%, 06/01/2033	1,725	1,702
4.350%, 06/01/2018	1,000	1,056
State of Texas, Build America Project, GO
5.517%, 04/01/2039	850	1,011

Total Municipal Bonds
(Cost $17,525) ($ Thousands)		19,283

LOAN PARTICIPATIONS — 0.9%
Advanced Disposal Service
3.750%, 10/05/2019	308	308
AMR
3.750%, 06/21/2019	647	649
Aramark, 1st Lien *
3.250%, 02/24/2021	285	283
Charter Communications, Term Loan 1st Lien
3.000%, 01/19/2021	697	690
Crown Castle, Term Loan 1st Lien
3.250%, 01/31/2019	1	1
CSC Holdings, Term Loan B
2.653%, 04/17/2020	697	687
Del Monte Foods, Term Loan
3.500%, 03/08/2018	1,080	1,076
First Data, Term Loan
4.155%, 03/24/2018	1,515	1,517
First Data, Term Loan 1st Lien
4.156%, 09/24/2018	1,000	1,001
FMG Resources Property 1st Lien, Cov-Lite
4.250%, 06/30/2019	615	620
Gardner Denver, 1st Lien Term Loan
4.250%, 07/30/2020	519	518
H.J. Heinz
3.250%, 03/27/2019	149	150
H.J. Heinz, Term Loan B2
3.500%, 03/27/2020	498	499
Harrah’s Entertainment, Extended Term Loan B6
5.489%, 01/28/2018	290	273
Hilton Hotels Cov-Lite, 1st Lien Term Loan B
3.750%, 09/23/2020	248	248
Intelsat Jackson Holdings, Term Loan B1
3.750%, 04/02/2018	671	673
Michaels Stores
3.750%, 01/28/2020	93	93

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Michaels Stores, Term Loan B
3.750%, 01/28/2020	$93	$94
Michaels Stores, Term Loan, Tranche 1
3.750%, 01/24/2020	290	290
NRG Energy, Term Loan
2.750%, 07/01/2018	647	640
Par Pharmaceutical
4.250%, 09/18/2019	378	378
0.000%, 09/18/2019 (G)	279	279
Party City Holdings, Term Loan, 1st Lien
4.250%, 07/23/2019	441	441
4.000%, 07/23/2019	17	17
Phillips-Van Heusen, Term Loan B, Tranche 1
3.250%, 02/13/2020	102	102
0.000%, 02/13/2020 (G)	109	109
Schaeffler AG, Term Loan C, 1st Lien
4.250%, 01/27/2017	400	401
Silver II Acquisition, Term Loan
4.000%, 12/13/2019	617	616
SunGard Data Systems, Term Loan E
4.000%, 03/07/2020	811	813
Supervalu Cov-Lite, 1st Lien Term Loan B
4.500%, 03/21/2019	640	641
Telesat Canada, Term Loan B
3.500%, 03/26/2019	493	491
Univision Communications
4.000%, 09/29/2014	1,730	1,726
Virgin Media, Term Loan B
3.500%, 02/15/2020	740	738
Wendy’s / Arby’s Group
3.250%, 05/15/2019	708	705
Windstream, Term Loan B4
3.500%, 01/10/2020	199	198

Total Loan Participations (Cost $17,947) ($ Thousands)		17,965

COLLATERALIZED DEBT OBLIGATION — 0.1%

Other Asset-Backed Securities — 0.1%
Latitude CLO II, Ser 2006-2A, Cl A2
0.563%, 12/15/2018 (A) (B)	1,000	984
Sound Point CLO Ltd., Ser 2012-1A, Cl C
3.537%, 10/20/2023 (A) (B)	750	754

Total Collateralized Debt Obligation (Cost $1,674) ($ Thousands)		1,738

72	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

PREFERRED STOCK — 0.0%
Citigroup Capital XIII, 7.88% (A)	24,750	$687

Total Preferred Stock (Cost $647) ($ Thousands)		687

U.S. TREASURY OBLIGATIONS — 20.7%
U.S. Treasury Bills (E)
0.059%, 04/03/2014	$7,990	7,990
0.055%, 04/24/2014	541	541
0.050%, 04/17/2014	3,515	3,515
U.S. Treasury Bonds
4.500%, 08/15/2039	742	873
3.750%, 11/15/2043	21,224	21,973
3.625%, 08/15/2043	5,607	5,675
3.625%, 02/15/2044 (C)	5,683	5,749
3.125%, 11/15/2041	7,625	7,067
3.125%, 02/15/2042	17,615	16,305
3.125%, 02/15/2043	1,524	1,402
2.875%, 05/15/2043	16,115	14,065
2.750%, 08/15/2042	8,387	7,160
2.750%, 11/15/2042	8,684	7,399
U.S. Treasury Inflation Protected Securities
2.125%, 02/15/2040	920	1,101
2.000%, 07/15/2014	16,300	16,566
1.375%, 02/15/2044	5,686	5,802
1.250%, 04/15/2014	1,127	1,129
0.750%, 02/15/2042	1,304	1,137
0.500%, 04/15/2015	3,486	3,557
0.375%, 07/15/2023	11,187	11,065
0.125%, 04/15/2016	9,887	10,155
0.125%, 04/15/2017	8,893	9,144
0.125%, 04/15/2018	2,120	2,169
U.S. Treasury Notes
3.125%, 04/30/2017	7,135	7,604
2.750%, 11/15/2023	336	338
2.750%, 02/15/2024 (C)	50,667	50,778
2.250%, 03/31/2021	2,468	2,459
2.125%, 01/31/2021	3,865	3,827
2.000%, 02/28/2021	4,805	4,714
2.000%, 02/15/2023	16,740	15,920
1.625%, 03/31/2019	14,791	14,716
1.500%, 01/31/2019	23,199	22,996
1.500%, 02/28/2019 (C)	26,171	25,910
1.375%, 11/30/2015	1,966	2,001
0.750%, 03/15/2017 (C)	28,826	28,718
0.625%, 08/15/2016	5,430	5,432
0.625%, 10/15/2016	4,188	4,181
0.625%, 09/30/2017	7,964	7,816
0.375%, 01/31/2016	2,945	2,946

Description	Face Amount ($ Thousands)/ Shares/Notional Amount ($ Thousands)/Contracts	Market Value ($ Thousands)
0.375%, 03/31/2016	$18,529	$18,509
0.250%, 04/30/2014	2,185	2,185
0.250%, 10/31/2015	685	685
0.250%, 12/31/2015 (C)	14,493	14,474
0.250%, 02/29/2016	1,925	1,920
U.S. Treasury STRIPS
5.422%, 11/15/2027 (E)	5,135	3,313
4.135%, 11/15/2043 (C)	13,300	4,385
3.951%, 05/15/2043 (E)	2,010	676

Total U.S. Treasury Obligations (Cost $410,953) ($ Thousands)		408,042

AFFILIATED PARTNERSHIP — 4.9%
SEI Liquidity Fund, L.P. 0.070% **† (F)	96,351,732	96,352

Total Affiliated Partnership (Cost $96,352) ($ Thousands)		96,352

CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% **†	67,463,114	67,463

Total Cash Equivalent (Cost $67,463) ($ Thousands)		67,463

Total Investments — 112.4% (Cost $2,184,830) ($ Thousands)		$2,215,368

PURCHASED SWAPTIONS — 0.1%*††
April 2018, 3-Month LIBOR Put, Expires: 03/15/2018, Strike Rate: 4.500%	4,800,000	$313
April 2018, 3-Month LIBOR Put, Expires: 04/09/2018, Strike Rate: 4.500%	5,810,000	384
January 2019, 5-year/30-year Put, Expries: 01/14/2019, Strike Rate: 5.000%	3,685,000	178
March 2018, 3-Month LIBOR Put, Expires: 03/15/2018, Strike Rate: 4.500%	4,800,000	314

Total Purchased Swaptions (Cost $1,303) ($ Thousands)		1,189

WRITTEN OPTIONS — 0.0%*††
June 2014, U.S. 10-Year Treasury Note Call, Expires: 05/26/2014, Strike Price: $126.50	(57)	(6)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	73

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Concluded)

March 31, 2014

Description	Contracts/ Notional Amount ($ Thousands)	Market Value ($ Thousands)
June 2014, U.S. 10-Year Treasury Note Put, Expires: 05/26/2014, Strike Price: $121.50	(57)	$(16)

November 2020, U.S. CPI Consumers NSA Call, Expires: 11/21/2020, Strike Inflation: 0.00%	(3,990,000)	(1)

Total Written Options (Premiums Received $(77)) ($ Thousands)		(23)

WRITTEN SWAPTION — 0.0%*††
January 2019, 5 year/30 year Put, Expires: 01/14/2019, Strike Rate: 5.000%	$(13,905,000)	(280)

Total Written Swaption (Premiums Received $(360)) ($ Thousands)		(280)

A list of the open futures contracts held by the Fund at March 31, 2014, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation Depreciation ($ Thousands)
90-Day Euro$	493	Dec-2016	$(157)
90-Day Euro$	(247)	Jun-2018	77
90-Day Euro$	165	Mar-2015	12
90-Day Euro$	(165)	Mar-2016	92
Euro	(18)	Jun-2004	29
U.S. 10-Year Treasury Note	(313)	Jun-2014	156
U.S. 2-Year Treasury Note	(390)	Jun-2014	116
U.S. 5-Year Treasury Note	(76)	Apr-2014	48
U.S. 5-Year Treasury Note	407	Jul-2014	(169)
U.S. Long Treasury Bond	(159)	Jun-2014	(194)
U.S. Ultra Long Treasury Bond	125	Jun-2014	346

			$356

For the period ended March 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period

A list of the open forward foreign currency contracts held by the Fund at March 31, 2014, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
5/14/14	EUR	19,998	USD	27,322	$(235)
5/14/14	JPY	1,006,730	USD	9,851	72

					$(163)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2014, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	(3,335)	3,364	$29
Citigroup	(27,781)	27,670	(111)
JPMorgan Chase Bank	(6,219)	6,139	(81)

			$(163)

For the period ended March 31, 2014, the total amount of all forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of open OTC swap agreements held by the Fund at March 31, 2014, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation ($ Thousands)
Deutsche Bank	Berkshire Hathaway	SELL	1.00	03/20/24	(1,490)	$19
Deutsche Bank	Metlife, Inc.	SELL	1.00	06/20/18	(1,590)	72

						$91

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays Bank PLC	2.42%	3-Month USD - LIBOR	11/15/27	1,620	$70
Barclays Bank PLC	2.48%	3-Month USD - LIBOR	11/15/27	1,620	84
Barclays Bank PLC	3.49%	3-Month USD - LIBOR	03/15/46	3,370	235
Barclays Bank PLC	3-Month USD - LIBOR	3.15%	03/15/26	7,520	(308)
Citigroup	2.71%	3-Month USD - LIBOR	08/15/42	3,245	494
Goldman Sachs	3.13%	3-Month USD - LIBOR	04/09/46	3,550	489
Goldman Sachs	2.80%	3-Month USD - LIBOR	04/09/26	7,870	(565)

					$499

74	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

A list of open centrally cleared swap agreements held by the Fund at March 31, 2014, is as follows:

Interest Rate Swaps
Broker	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Barcalys Bank PLC	3.676%	3-Month LIBOR	11/15/43	2,275	$(59)
BNP Paribas	3.295%	3-Month LIBOR	03/29/19	52,730	(44)
BNP Paribas	1.890%	3-Month LIBOR	03/31/17	50,360	14

					$(89)

Percentages are based on a Net Assets of $1,970,617 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2014.

†	Investment in Affiliated Security (See Note 6).

††	For the period ended March 31, 2014, the total amount of open purchased swaptions, written options and written swaption are representative of the volume of activity for this derivative type during the period.

‡	Real Estate Investment Trust.

(1)	In U.S. Dollars unless otherwise indicated.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2014. The date reported on the Schedule of Investments is the next reset date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	This security or a partial position of this security is on loan at March 31, 2014 (see Note 10). The total value of securities on loan at March 31, 2014 was $93,978 ($ Thousands).

(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on March 31, 2014. The coupon on a step bond changes on a specified date

(E)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(F)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total value of such securities as of March 31, 2014 was $96,352 ($ Thousands)

(G)	Unsettled bank loan. Interest rate not available.

ABS — Asset-Backed Security

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

BRL — Brazilian Real

Cl — Class

CLO — Collateralized Loan Obligation

CMBS — Collateralized Mortgage Backed Security

CMO — Collateralized Mortgage Obligation

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only — face amount represents notional amount

JPY — Japanese Yen

LIBOR — London Inter Bank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

MXN — Mexican Peso

NCUA — National Credit Union Administration

OTC — Over the Counter

PLN — Polish Zloty

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a list of the level of inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$719,281	$—	$719,281
Corporate Obligations	—	543,232	—	543,232
Asset-Backed Securities	—	199,434	—	199,434
U.S. Government Agency Obligations	—	77,277	—	77,277
Sovereign Debt	—	64,614	—	64,614
Municipal Bonds	—	19,283	—	19,283
Loan Participations	—	17,965	—	17,965
Collateralized Debt Obligation	—	1,738	—	1,738
Preferred Stock	687	—	—	687
U.S. Treasury Obligations	—	408,042	—	408,042
Affiliated Partnership	—	96,352	—	96,352
Cash Equivalent	67,463	—	—	67,463

Total Investments in Securities	$68,150	$2,147,218	$—	$2,215,368

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Swaptions	$—	$1,189	$—	$1,189
Written Options	—	(23)	—	(23)
Written Swaption	—	(280)	—	(280)
Futures Contracts*
Unrealized Appreciation	876	—	—	876
Unrealized Depreciation	(520)	—	—	(520)
Forwards Contracts*
Unrealized Appreciation	—	72	—	72
Unrealized Depreciation	—	(235)	—	(235)
OTC Swaps*
Credit Default Swaps
Unrealized Appreciation	—	91	—	91
Interest Rate Swaps
Unrealized Appreciation	—	1,372	—	1,372
Unrealized Depreciation	—	(873)	—	(873)
Centrally Cleared Swaps*
Interest Rate Swaps
Unrealized Appreciation	—	14	—	14
Unrealized Depreciation	—	(103)	—	(103)

Total Other Financial Instruments	$356	$1,224	$—	$1,580

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2014, there were no Level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	75

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 37.2%

Agency Mortgage-Backed Obligations — 30.6%
FHLMC
11.000%, 02/17/2021	$117	$117
10.000%, 03/17/2026 to 10/01/2030	673	758
7.500%, 01/01/2032 to 09/01/2038	747	872
6.500%, 10/01/2031 to 09/01/2038	1,131	1,268
6.000%, 08/01/2015 to 09/01/2038	1,714	1,891
5.500%, 06/01/2020 to 01/01/2039	5,151	5,616
5.000%, 03/01/2034 to 08/01/2041	5,771	6,329
4.500%, 04/01/2035 to 09/01/2042	5,546	5,939
4.000%, 03/01/2029 to 08/01/2043	6,990	7,272
3.500%, 03/01/2033 to 08/01/2043	7,312	7,313
3.000%, 07/01/2032 to 08/01/2043	2,682	2,597
2.500%, 11/01/2027 to 04/01/2028	930	931
2.375%, 01/13/2022	1,500	1,469
FHLMC - GNMA CMO, Ser 1993-21, Cl L
6.250%, 10/25/2023	256	285
FHLMC ARM (A)
6.479%, 10/01/2037	210	227
5.049%, 01/01/2035	79	84
4.716%, 07/01/2036	91	97
3.979%, 02/01/2036	283	304
3.978%, 04/01/2037	10	11

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.875%, 06/01/2037	$89	$95
3.383%, 02/01/2037	57	60
3.299%, 03/01/2044	63	65
3.201%, 11/01/2043	363	375
3.169%, 02/01/2042	490	503
3.162%, 03/01/2036	760	817
3.158%, 03/01/2044	153	158
3.086%, 04/01/2044	281	290
3.033%, 02/01/2044	332	342
2.970%, 03/01/2044	282	290
2.954%, 03/01/2037	242	258
2.930%, 05/01/2037	480	510
2.922%, 04/01/2037	103	110
2.909%, 01/01/2044	272	280
2.827%, 05/01/2037	326	349
2.709%, 07/01/2042	869	879
2.683%, 11/01/2036	40	42
2.682%, 11/01/2042	246	247
2.655%, 05/01/2038	183	194
2.480%, 10/01/2037	49	52
2.375%, 11/01/2036 to 02/01/2043	53	57
1.963%, 05/01/2037	285	300
1.925%, 04/01/2037	45	48
FHLMC CMO, Ser 1591, Cl PV
6.250%, 10/15/2023	684	750
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	277	312
FHLMC CMO, Ser 2002-48, Cl 1A
5.815%, 07/25/2033 (A)	7	7
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/2043	68	81
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/2043	94	111
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/2044	98	116
FHLMC CMO, Ser 2005-2945, Cl SA
12.015%, 03/15/2020 (A)	41	47
FHLMC CMO, Ser 2005-2967, Cl EA, PO
0.000%, 04/15/2020	104	102
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/2035	164	183
FHLMC CMO, Ser 2005-3077, Cl TO, PO
0.000%, 04/15/2035	130	120

76	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2006-3117, Cl OG, PO
0.000%, 02/15/2036	$137	$130
FHLMC CMO, Ser 2006-3153, Cl EO, PO
0.000%, 05/15/2036	89	81
FHLMC CMO, Ser 2006-3200, Cl PO, PO
0.000%, 08/15/2036	120	113
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	281	313
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037	25	23
FHLMC CMO, Ser 2007-3318, Cl DB
6.000%, 05/15/2027	289	327
FHLMC CMO, Ser 2007-3385, Cl SN, IO
5.845%, 11/15/2037 (A)	93	14
FHLMC CMO, Ser 2008-3451, Cl SA, IO
5.895%, 05/15/2038 (A)	109	15
FHLMC CMO, Ser 2008-3461, Cl LZ
6.000%, 06/15/2038	84	93
FHLMC CMO, Ser 2009-3510, Cl OD, PO
0.000%, 02/15/2037	126	116
FHLMC CMO, Ser 2009-3529, Cl AG
6.500%, 04/15/2039	66	74
FHLMC CMO, Ser 2009-3604, Cl PO, PO
0.000%, 05/15/2036	216	196
FHLMC CMO, Ser 2009-3607, Cl TO, PO
0.000%, 10/15/2039	140	128
FHLMC CMO, Ser 2010-3621, Cl BO, PO
0.000%, 01/15/2040	72	66
FHLMC CMO, Ser 2010-3645, Cl KP
5.000%, 02/15/2040	572	627
FHLMC CMO, Ser 2010-3664, Cl DA
4.000%, 11/15/2037	1,421	1,519
FHLMC CMO, Ser 2010-3704, Cl CT
7.000%, 12/15/2036	554	660
FHLMC CMO, Ser 2010-3714, Cl IP, IO
5.000%, 08/15/2040	289	54

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2010-3739, Cl LI, IO
4.000%, 03/15/2034	$314	$20
FHLMC CMO, Ser 2010-3747, Cl HI, IO
4.500%, 07/15/2037	464	57
FHLMC CMO, Ser 2010-3756, Cl IP, IO
4.000%, 08/15/2035	193	6
FHLMC CMO, Ser 2010-3759, Cl HI, IO
4.000%, 08/15/2037	424	44
FHLMC CMO, Ser 2010-3760, Cl GI, IO
4.000%, 10/15/2037	214	23
FHLMC CMO, Ser 2011-3793, Cl AB
3.500%, 01/15/2026	500	506
FHLMC CMO, Ser 2011-3800, Cl AI, IO
4.000%, 11/15/2029	353	40
FHLMC CMO, Ser 2011-3804, Cl FN
0.605%, 03/15/2039 (A)	525	525
FHLMC CMO, Ser 2011-3819, Cl ZQ
6.000%, 04/15/2036	831	928
FHLMC CMO, Ser 2011-3852, Cl QN
5.500%, 05/15/2041 (A)	160	174
FHLMC CMO, Ser 2011-3876, Cl NB
5.000%, 08/15/2038	342	374
FHLMC CMO, Ser 2011-3925, Cl FL
0.605%, 01/15/2041 (A)	772	775
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.795%, 10/15/2041 (A)	998	198
FHLMC CMO, Ser 2011-3957, Cl B
4.000%, 11/15/2041	798	832
FHLMC CMO, Ser 2012-279, Cl F6
0.605%, 09/15/2042 (A)	456	452
FHLMC CMO, Ser 2012-281, Cl F1
0.655%, 10/15/2042 (A)	459	458
FHLMC CMO, Ser 2012-283, Cl IO, IO
3.500%, 10/15/2027	1,596	250
FHLMC CMO, Ser 2012-4146, Cl DI, IO
3.000%, 12/15/2031	1,643	240

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	77

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2013-299, Cl 300
3.000%, 01/15/2043	$936	$921
FHLMC CMO, Ser 2013-310, Cl PO, PO
0.000%, 09/15/2043	588	408
FHLMC CMO, Ser 2013-4203, Cl PS, IO
6.095%, 09/15/2042 (A)	664	131
FHLMC CMO, Ser 2013-4206, Cl CZ
3.000%, 05/15/2043	103	81
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	201	164
FHLMC CMO, Ser 2013-4219, Cl JA
3.500%, 08/15/2039	958	983
FHLMC CMO, Ser 2013-4226, Cl GZ
3.000%, 07/15/2043	102	81
FHLMC CMO, Ser 2013-4239, Cl IO, IO
3.500%, 06/15/2027	1,271	177
FHLMC CMO, Ser 2033, Cl HC
6.500%, 02/15/2028	120	133
FHLMC CMO, Ser 2075, Cl D
6.500%, 08/15/2028	213	238
FHLMC CMO, Ser 239, Cl S30, IO
7.545%, 08/15/2036 (A)	236	42
FHLMC CMO, Ser 2434, Cl ZA
6.500%, 04/15/2032	241	269
FHLMC CMO, Ser 2458, Cl ZM
6.500%, 06/15/2032	187	210
FHLMC CMO, Ser 2631, Cl SA
14.566%, 06/15/2033 (A)	79	99
FHLMC CMO, Ser 2725, Cl SC
8.843%, 11/15/2033 (A)	33	35
FHLMC CMO, Ser 2950, Cl JO, PO
0.000%, 03/15/2020	38	38
FHLMC CMO, Ser 3001, Cl HP
21.380%, 05/15/2035 (A)	82	112
FHLMC CMO, Ser 3006, Cl QS
19.755%, 07/15/2035 (A)	190	262
FHLMC CMO, Ser 3012, Cl GK
24.053%, 06/15/2035 (A)	114	172
FHLMC CMO, Ser 3217, Cl CX, IO
6.435%, 09/15/2036 (A)	275	39

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 3225, Cl EO, PO
0.000%, 10/15/2036	$172	$156
FHLMC CMO, Ser 3262, Cl SG, IO
6.245%, 01/15/2037 (A)	229	28
FHLMC CMO, Ser 3373, Cl TO, PO
0.000%, 04/15/2037	45	42
FHLMC CMO, Ser 3383, Cl SA, IO
6.295%, 11/15/2037 (A)	283	42
FHLMC CMO, Ser 3422, Cl SE
17.063%, 02/15/2038 (A)	30	36
FHLMC CMO, Ser 3515, Cl PI, IO
5.500%, 07/15/2037	63	3
FHLMC CMO, Ser 3607, Cl BO, PO
0.000%, 04/15/2036	48	44
FHLMC CMO, Ser 3611, Cl PO, PO
0.000%, 07/15/2034	63	54
FHLMC CMO, Ser 3626, Cl MA
5.000%, 02/15/2030	868	886
FHLMC CMO, Ser 3632, Cl BS
16.983%, 02/15/2040 (A)	100	148
FHLMC CMO, Ser 3688, Cl NI, IO
5.000%, 04/15/2032	500	52
FHLMC CMO, Ser T-42, Cl A5
7.500%, 02/25/2042	673	786
FHLMC CMO, Ser T-51, Cl 1A
6.500%, 09/25/2043 (A)	167	190
FHLMC CMO, Ser T-54, Cl 2A
6.500%, 02/25/2043	111	131
FHLMC CMO, Ser T-54, Cl 3A
7.000%, 02/25/2043	360	414
FHLMC CMO, Ser T-57, Cl 1A2
7.000%, 07/25/2043	461	529
FHLMC CMO, Ser T-58, Cl 4A
7.500%, 09/25/2043	526	619
FHLMC CMO, Ser T-60, Cl 1A2
7.000%, 03/25/2044	180	216
FHLMC CMO, Ser T-76, Cl 2A
3.299%, 10/25/2037 (A)	255	246
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2009-K003, Cl AAB
4.768%, 05/25/2018	342	366
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2012-K020, Cl A2
2.373%, 05/25/2022	905	868

78	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC Multifamily Structured Pass-Through Certificates, Ser K006, Cl AX1, IO
1.043%, 01/25/2020 (A)	$1,525	$74
FHLMC Multifamily Structured Pass-Through Certificates, Ser K008, Cl X1, IO
1.663%, 06/25/2020 (A)	173	13
FHLMC Multifamily Structured Pass-Through Certificates, Ser K009, Cl X1, IO
1.487%, 08/25/2020 (A)	257	18
FHLMC Multifamily Structured Pass-Through Certificates, Ser K017, Cl X1, IO
1.444%, 12/25/2021 (A)	303	26
FHLMC Multifamily Structured Pass-Through Certificates, Ser K021, Cl X1, IO
1.511%, 06/25/2022 (A)	377	36
FHLMC Multifamily Structured Pass-Through Certificates, Ser K024, Cl X1, IO
0.902%, 09/25/2022 (A)	338	20
FHLMC Multifamily Structured Pass-Through Certificates, Ser K037, Cl X1, IO
1.200%, 01/25/2024 (A)	2,630	202
FHLMC TBA
3.000%, 05/15/2043	2,900	2,787
FNMA
7.500%, 10/01/2037 to 04/01/2039	491	571
7.000%, 04/01/2032 to 01/01/2039	341	389
6.500%, 05/01/2027 to 10/01/2038	1,292	1,462
6.000%, 10/01/2019 to 10/01/2040	5,651	6,306
5.500%, 02/01/2021 to 04/01/2040	3,972	4,417
5.000%, 01/01/2020 to 09/01/2041	12,998	14,267
4.761%, 02/01/2020	883	990
4.640%, 01/01/2021	482	532
4.540%, 01/01/2020	473	519
4.530%, 12/01/2019	476	522
4.500%, 08/01/2021 to 12/01/2041	4,847	5,212
4.390%, 05/01/2021	249	272
4.380%, 01/01/2021 to 04/01/2021	1,456	1,590
4.369%, 02/01/2020	475	519
4.360%, 05/01/2021	1,000	1,091

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.301%, 01/01/2021	$288	$315
4.300%, 04/01/2021 to 07/01/2021	1,343	1,461
4.273%, 06/01/2021	452	491
4.250%, 04/01/2021	750	812
4.240%, 06/01/2021	990	1,073
4.130%, 08/01/2021	965	1,038
4.066%, 07/01/2020	390	422
4.060%, 07/01/2021	1,000	1,073
4.000%, 05/01/2025 to 08/01/2043	10,528	11,074
3.670%, 07/01/2023	1,000	1,033
3.614%, 12/01/2020	1,147	1,205
3.590%, 12/01/2020	474	500
3.505%, 09/01/2020	943	993
3.500%, 04/01/2032 to 08/01/2043	21,771	21,972
3.430%, 10/01/2020	952	998
3.290%, 10/01/2020	348	363
3.230%, 11/01/2020	342	356
3.000%, 02/01/2033 to 05/25/2044	7,316	7,156
2.940%, 04/25/2044	355	365
2.810%, 06/01/2023	1,000	983
2.770%, 05/01/2022	1,000	991
2.704%, 04/01/2023	1,441	1,405
2.680%, 07/01/2022	1,978	1,943
2.510%, 06/01/2023	493	473
2.500%, 11/01/2026 to 10/01/2042	4,835	4,825
2.480%, 06/01/2019	996	1,010
2.460%, 04/01/2023	923	887
2.420%, 06/01/2023	494	469
2.110%, 01/12/2018	582	586
FNMA ARM (A)
6.255%, 08/01/2036	42	46
5.789%, 09/01/2037	90	97
3.199%, 02/01/2044	295	304
3.140%, 02/01/2044	369	381
3.094%, 01/01/2044	220	225
3.061%, 03/01/2036	203	216
3.020%, 12/01/2043	301	311
3.010%, 12/01/2043	352	364
3.000%, 12/01/2043	402	416
2.964%, 03/01/2044	280	288
2.945%, 02/01/2044	681	700
2.942%, 05/01/2042	1,107	1,130
2.939%, 03/01/2044	326	335
2.924%, 02/01/2044	425	437
2.851%, 12/01/2043	282	290
2.809%, 03/01/2042	411	419
2.788%, 11/01/2036	148	157
2.785%, 01/01/2044	357	366
2.765%, 06/01/2042	1,183	1,200

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	79

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.748%, 09/01/2037	$4	$4
2.570%, 09/01/2036 to 04/01/2037	149	160
2.569%, 07/01/2037	259	278
2.560%, 12/01/2036	473	504
2.556%, 05/01/2043	167	166
2.524%, 02/01/2044	279	286
2.519%, 11/01/2036	128	138
2.473%, 09/01/2043	328	334
2.468%, 04/01/2036	120	129
2.443%, 12/01/2036	132	142
2.429%, 07/01/2037	134	143
2.265%, 11/01/2037	271	290
2.173%, 11/01/2037	149	157
1.703%, 07/01/2037	318	331
0.616%, 11/01/2023	994	994
0.528%, 01/01/2023	195	195
0.518%, 01/01/2023	488	487
0.508%, 01/01/2023	500	499
FNMA CMO, Ser 1998-300, Cl 1, PO
0.000%, 09/01/2024	97	92
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	146	158
FNMA CMO, Ser 2000-18, Cl EC, PO
0.000%, 10/25/2023	70	66
FNMA CMO, Ser 2001-79, Cl BA
7.000%, 03/25/2045	156	181
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/2032	73	86
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/2033	286	323
FNMA CMO, Ser 2003-131, Cl SK
15.892%, 01/25/2034 (A)	92	119
FNMA CMO, Ser 2003-23, Cl EQ
5.500%, 04/25/2023	1,000	1,106
FNMA CMO, Ser 2003-35, Cl EA, PO
0.000%, 05/25/2033	41	35
FNMA CMO, Ser 2004-46, Cl EP, PO
0.000%, 03/25/2034	102	95
FNMA CMO, Ser 2004-52, Cl PX, PO
0.000%, 09/25/2032	27	27
FNMA CMO, Ser 2004-61, Cl BO, PO
0.000%, 10/25/2032	25	25

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2004-89, Cl SM
17.451%, 09/25/2024 (A)	$343	$448
FNMA CMO, Ser 2005-106, Cl US
24.001%, 11/25/2035 (A)	485	767
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	618	668
FNMA CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/01/2035	412	65
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/2035	89	96
FNMA CMO, Ser 2005-72, Cl SB
16.489%, 08/25/2035 (A)	86	103
FNMA CMO, Ser 2005-90, Cl ES
16.489%, 10/25/2035 (A)	115	134
FNMA CMO, Ser 2006-117, Cl GS, IO
6.496%, 12/25/2036 (A)	82	16
FNMA CMO, Ser 2006-118, Cl A2
0.201%, 12/25/2036 (A)	149	146
FNMA CMO, Ser 2006-15, Cl OP, PO
0.000%, 03/25/2036	84	76
FNMA CMO, Ser 2006-27, Cl OH, PO
0.000%, 04/25/2036	82	77
FNMA CMO, Ser 2006-59, Cl QO, PO
0.000%, 01/25/2033	38	37
FNMA CMO, Ser 2006-60, Cl DO, PO
0.000%, 04/25/2035	71	68
FNMA CMO, Ser 2006-63, Cl ZH
6.500%, 07/25/2036	428	479
FNMA CMO, Ser 2006-78, Cl BZ
6.500%, 08/25/2036	80	87
FNMA CMO, Ser 2007-100, Cl SM, IO
6.296%, 10/25/2037 (A)	236	35
FNMA CMO, Ser 2007-101, Cl A2
0.404%, 06/27/2036 (A)	114	112
FNMA CMO, Ser 2007-112, Cl SA, IO
6.296%, 12/25/2037 (A)	260	40

80	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2007-114, Cl A6
0.354%, 10/27/2037 (A)	$200	$199
FNMA CMO, Ser 2007-116, Cl HI, IO
1.598%, 01/25/2038 (A)	210	18
FNMA CMO, Ser 2007-29, Cl SG
22.152%, 04/25/2037 (A)	40	59
FNMA CMO, Ser 2007-65, Cl KI, IO
6.466%, 07/25/2037 (A)	160	25
FNMA CMO, Ser 2007-72, Cl EK, IO
6.246%, 07/25/2037 (A)	217	26
FNMA CMO, Ser 2007-77, Cl PD
6.000%, 10/25/2036	1,000	1,055
FNMA CMO, Ser 2007-85, Cl SG
15.864%, 09/25/2037 (A)	54	62
FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/2016 (A)	261	3
FNMA CMO, Ser 2008-4, Cl SD, IO
5.846%, 02/25/2038 (A)	520	72
FNMA CMO, Ser 2008-95, Cl BA
5.000%, 01/25/2024	250	276
FNMA CMO, Ser 2009-103, Cl MB
2.513%, 12/25/2039 (A)	214	217
FNMA CMO, Ser 2009-20, Cl DT
4.500%, 04/25/2039	309	331
FNMA CMO, Ser 2009-52, Cl PI, IO
5.000%, 07/25/2039	191	28
FNMA CMO, Ser 2009-70, Cl CO, PO
0.000%, 01/25/2037	179	166
FNMA CMO, Ser 2009-84, Cl WS, IO
5.746%, 10/25/2039 (A)	118	14
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037	1,364	1,275
FNMA CMO, Ser 2009-86, Cl IP, IO
5.500%, 10/25/2039	82	14
FNMA CMO, Ser 2009-86, Cl OT, PO
0.000%, 10/25/2037	158	143

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2009-86, Cl UI, IO
4.000%, 10/25/2014	$366	$6
FNMA CMO, Ser 2009-99, Cl SC, IO
6.026%, 12/25/2039 (A)	146	15
FNMA CMO, Ser 2009-99, Cl WA
6.301%, 12/25/2039 (A)	281	312
FNMA CMO, Ser 2010-1, Cl WA
6.185%, 02/25/2040 (A)	111	121
FNMA CMO, Ser 2010-16, Cl WA
6.436%, 03/25/2040 (A)	133	149
FNMA CMO, Ser 2010-23, Cl KS, IO
6.946%, 02/25/2040 (A)	250	37
FNMA CMO, Ser 2010-35, Cl SB, IO
6.266%, 04/25/2040 (A)	165	21
FNMA CMO, Ser 2010-39, Cl OT, PO
0.000%, 10/25/2035	73	66
FNMA CMO, Ser 2010-68, Cl SA, IO
4.846%, 07/25/2040 (A)	983	122
FNMA CMO, Ser 2011-118, Cl MT
7.000%, 11/25/2041	604	694
FNMA CMO, Ser 2011-87, Cl SG, IO
6.396%, 04/25/2040 (A)	693	126
FNMA CMO, Ser 2012-101, Cl AI, IO
3.000%, 06/25/2027	1,137	135
FNMA CMO, Ser 2012-108, Cl F
0.654%, 10/25/2042 (A)	459	458
FNMA CMO, Ser 2012-112, Cl FD
0.654%, 10/25/2042 (A)	466	466
FNMA CMO, Ser 2012-118, Cl CI, IO
3.500%, 12/25/2039	1,189	207
FNMA CMO, Ser 2012-130, Cl DC
3.000%, 12/25/2042	2,241	2,163
FNMA CMO, Ser 2012-133, Cl JP
2.500%, 07/25/2042	735	709

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	81

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2012-134, Cl LC
3.000%, 12/25/2042	$202	$197
FNMA CMO, Ser 2012-14, Cl FG
0.554%, 07/25/2040 (A)	791	792
FNMA CMO, Ser 2012-M12, Cl 1A
2.840%, 08/25/2022 (A)	1,185	1,172
FNMA CMO, Ser 2012-M15, Cl A
2.656%, 10/25/2022 (A)	925	897
FNMA CMO, Ser 2013-101, Cl DO, PO
0.000%, 10/25/2043	392	293
FNMA CMO, Ser 2013-121, Cl LB
3.000%, 12/25/2043	1,056	1,081
FNMA CMO, Ser 2013-126, Cl CS, IO
5.996%, 09/25/2041 (A)	1,054	181
FNMA CMO, Ser 2013-128, Cl PO, PO
0.000%, 12/25/2043	392	289
FNMA CMO, Ser 2013-4, Cl AJ
3.500%, 02/25/2043	934	945
FNMA CMO, Ser 2013-41, Cl WG
2.500%, 11/25/2042	217	212
FNMA CMO, Ser 2013-73, Cl IA, IO
3.000%, 09/25/2032	1,137	173
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	28	31
FNMA CMO, Ser 2013-NPL7, Cl A1
3.625%, 11/25/2053	243	245
FNMA Grantor Trust CMO, Ser 2001-T10, Cl A1
7.000%, 12/25/2041	457	528
FNMA Grantor Trust CMO, Ser 2001-T10, Cl A2
7.500%, 12/25/2041	267	307
FNMA Grantor Trust CMO, Ser 2002-T1, Cl A1
6.500%, 11/25/2031	315	355
FNMA Grantor Trust CMO, Ser 2002-T19, Cl A2
7.000%, 07/25/2042	341	377
FNMA Grantor Trust CMO, Ser 2004-T3, Cl 1A3
7.000%, 02/25/2044	288	325
FNMA, Ser 2011-M4, Cl A2
3.726%, 06/25/2021	905	954

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA TBA
5.000%, 05/01/2038	$3,000	$3,263

4.500%, 05/01/2038 to 04/25/2044	17,440	18,550
4.000%, 05/01/2039 to 04/25/2044	17,490	18,135
3.500%, 04/25/2029 to 04/25/2044	8,365	8,535
3.000%, 04/25/2026 to 04/25/2044	14,755	14,469
2.500%, 04/25/2029	885	884
FNMA Whole Loan CMO, Ser 2002-W6, Cl 2SI, IO
7.946%, 06/25/2042 (A)	409	79
FNMA Whole Loan CMO, Ser 2003-W1, Cl 2A
6.677%, 12/25/2042 (A)	227	265
FNMA Whole Loan CMO, Ser 2003-W12, Cl 1A8
4.550%, 06/25/2043	188	201
FNMA Whole Loan CMO, Ser 2003-W17, Cl 1A7
5.750%, 08/25/2033	83	90
FNMA Whole Loan CMO, Ser 2003-W8, Cl 2A
7.000%, 10/25/2042	200	229
FNMA Whole Loan CMO, Ser 2004-W1, Cl 2A2
7.000%, 12/25/2033	379	435
FNMA Whole Loan CMO, Ser 2004-W2, Cl 2A2
7.000%, 02/25/2044	433	501
FNMA Whole Loan CMO, Ser 2005-W3, Cl 2AF
0.374%, 03/25/2045 (A)	448	447
FNMA Whole Loan CMO, Ser 2006-W1, Cl 1A3
7.500%, 12/25/2045	246	284
FNMA Whole Loan CMO, Ser 2006-W2, Cl 1AF1
0.374%, 02/25/2036 (A)	195	194
FNMA Whole Loan CMO, Ser 2007-W1, Cl 1AF1
0.414%, 11/25/2046 (A)	274	272
FREMF Mortgage Trust, Ser 2014-K36
4.360%, 10/25/2023	150	140
FREMF Mortgage Trust, Ser 2014-K714, Cl B
3.724%, 01/25/2047 (A) (B)	110	110
FREMF Mortgage Trust, Ser 2014-K714, Cl C
3.724%, 01/25/2047 (A) (B)	60	58

82	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA
7.500%, 10/15/2037	$130	$147
7.000%, 09/15/2031	71	83
6.500%, 12/15/2035	677	786
6.000%, 09/20/2038	221	251
1.625%, 02/20/2034 (A)	455	476
GNMA CMO, Ser 2001-61, Cl Z
6.500%, 12/20/2031	570	640
GNMA CMO, Ser 2003-97, Cl SA, IO
6.395%, 11/16/2033 (A)	381	84
GNMA CMO, Ser 2004-11, Cl SX
17.047%, 02/20/2034 (A)	37	51
GNMA CMO, Ser 2004-28, Cl SV
8.843%, 04/20/2034 (A)	160	174
GNMA CMO, Ser 2004-71, Cl ST
7.000%, 09/20/2034 (A)	90	99
GNMA CMO, Ser 2004-85, Cl PO, PO
0.000%, 01/17/2033	13	13
GNMA CMO, Ser 2004-87, Cl SB
7.494%, 03/17/2033 (A)	121	132
GNMA CMO, Ser 2005-28, Cl YO, PO
0.000%, 02/17/2033	229	219
GNMA CMO, Ser 2005-92, Cl PB
6.000%, 12/20/2035	400	459
GNMA CMO, Ser 2006-34, Cl PO, PO
0.000%, 07/20/2036	39	36
GNMA CMO, Ser 2006-38, Cl SG, IO
6.493%, 09/20/2033 (A)	124	5
GNMA CMO, Ser 2007-26, Cl SW, IO
6.043%, 05/20/2037 (A)	363	56
GNMA CMO, Ser 2007-27, Cl SD, IO
6.043%, 05/20/2037 (A)	242	37
GNMA CMO, Ser 2007-72, Cl US, IO
6.393%, 11/20/2037 (A)	140	19
GNMA CMO, Ser 2007-78, Cl SA, IO
6.375%, 12/16/2037 (A)	1,537	234
GNMA CMO, Ser 2007-82, Cl SA, IO
6.373%, 12/20/2037 (A)	193	30
GNMA CMO, Ser 2007-9, Cl CI, IO
6.043%, 03/20/2037 (A)	344	53
GNMA CMO, Ser 2008-1, Cl PO, PO
0.000%, 01/20/2038	75	68

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2008-10, Cl S, IO
5.673%, 02/20/2038 (A)	$307	$47
GNMA CMO, Ser 2008-29, Cl PO, PO
0.000%, 02/17/2033	52	49
GNMA CMO, Ser 2008-33, Cl XS, IO
7.545%, 04/16/2038 (A)	139	26
GNMA CMO, Ser 2008-55, Cl SA, IO
6.043%, 06/20/2038 (A)	321	50
GNMA CMO, Ser 2009-106, Cl AS, IO
6.245%, 11/16/2039 (A)	392	65
GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/2039	193	39
GNMA CMO, Ser 2009-24, Cl DS, IO
6.143%, 03/20/2039 (A)	348	41
GNMA CMO, Ser 2009-25, Cl SE, IO
7.443%, 09/20/2038 (A)	230	42
GNMA CMO, Ser 2009-43, Cl SA, IO
5.793%, 06/20/2039 (A)	242	34
GNMA CMO, Ser 2009-6, Cl SH, IO
5.883%, 02/20/2039 (A)	207	30
GNMA CMO, Ser 2009-65, Cl IQ, IO
6.000%, 12/20/2038	108	17
GNMA CMO, Ser 2009-65, Cl TS, IO
6.243%, 12/20/2038 (A)	432	55
GNMA CMO, Ser 2009-66, Cl XS, IO
6.645%, 07/16/2039 (A)	2,442	379
GNMA CMO, Ser 2009-67, Cl SA, IO
5.895%, 08/16/2039 (A)	157	22
GNMA CMO, Ser 2009-75, Cl MN
5.500%, 09/20/2039	500	565
GNMA CMO, Ser 2009-79, Cl OK, PO
0.000%, 11/16/2037	267	243
GNMA CMO, Ser 2009-83, Cl TS, IO
5.943%, 08/20/2039 (A)	299	42
GNMA CMO, Ser 2010-14, Cl CO, PO
0.000%, 08/20/2035	125	105

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	83

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2010-157, Cl OP, PO
0.000%, 12/20/2040	$378	$317
GNMA CMO, Ser 2010-4, Cl NS, IO
6.235%, 01/16/2040 (A)	3,393	550
GNMA CMO, Ser 2010-47, Cl PX, IO
6.543%, 06/20/2037 (A)	492	89
GNMA CMO, Ser 2010-H11, Cl FA
1.155%, 06/20/2060 (A)	689	699
GNMA CMO, Ser 2011-142, Cl IO, IO
0.950%, 09/16/2046 (A)	6,529	340
GNMA CMO, Ser 2011-H08, Cl FD
0.659%, 02/20/2061 (A)	532	530
GNMA CMO, Ser 2012-100, Cl IO, IO
0.825%, 08/16/2052 (A)	620	41
GNMA CMO, Ser 2012-112, Cl IO, IO
0.858%, 02/16/2053 (A)	4,899	325
GNMA CMO, Ser 2012-125, Cl IO, IO
0.857%, 02/16/2053 (A)	2,238	158
GNMA CMO, Ser 2012-H25, Cl FA
0.859%, 12/20/2061 (A)	954	951
GNMA CMO, Ser 2013-147, Cl QS, IO
6.593%, 12/20/2039 (A)	948	191
GNMA CMO, Ser 2013-153, Cl AB
2.900%, 06/16/2044 (A)	248	253
GNMA CMO, Ser 2013-154, Cl AB
2.900%, 02/16/2044 (A)	752	770
GNMA CMO, Ser 2013-178, Cl A
2.250%, 03/16/2035	485	485
GNMA CMO, Ser 2013-178, Cl IO, IO
0.948%, 06/16/2055 (A)	1,184	77
GNMA CMO, Ser 2013-193, Cl AB
2.000%, 12/16/2049	319	317
GNMA CMO, Ser 2013-63, Cl IO, IO
0.773%, 09/16/2051 (A)	7,126	479
GNMA CMO, Ser 2013-69, Cl AI, IO
3.500%, 05/20/2043	964	229

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2013-H04, Cl BA
1.650%, 02/20/2063	$501	$488
GNMA CMO, Ser 2013-H21, Cl FB
0.859%, 09/20/2063 (A)	994	999
GNMA CMO, Ser 2014-5, Cl SP, IO
5.995%, 06/16/2043 (A)	1,369	237
GNMA, Ser 2012-114, Cl IO, IO
1.033%, 01/16/2053 (A)	1,429	125
GNMA, Ser 2012-27, Cl IO, IO
1.291%, 04/16/2053 (A)	2,066	137
GNMA, Ser 2012-44, Cl IO, IO
0.981%, 03/16/2049 (A)	3,103	189
GNMA TBA
4.500%, 04/01/2039	1,500	1,617
4.000%, 04/01/2040	8,500	8,928
3.500%, 04/15/2041	7,600	7,756
3.000%, 04/20/2044	1,025	1,008
NCUA Guaranteed Notes, Ser 2010-C1, Cl A2
2.900%, 10/29/2020	300	311
NCUA Guaranteed Notes, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	392	402

		320,511

Non-Agency Mortgage-Backed Obligations — 6.6%
A10 Term Asset Financing, Ser 2013-2, Cl A
2.620%, 11/15/2027 (B)	287	286
AAM ACE Resecuritization Trust, Ser 2011-1, Cl A20
0.364%, 02/02/2037 (A) (B)	75	73
American General Mortgage Loan Trust, Ser 2009-1, Cl A7
5.750%, 09/25/2048 (A) (B)	194	196
American General Mortgage Loan Trust, Ser 2010-1A, Cl A1
5.150%, 03/25/2058 (A) (B)	28	29
American General Mortgage Loan Trust, Ser 2010-1A, Cl A3
5.650%, 03/25/2058 (A) (B)	190	196
American Home Mortgage Investment Trust, Ser 2004-4, Cl 4A
2.337%, 02/25/2045 (A)	878	884
ASG Resecuritization Trust, Ser 2009-2, Cl A55
4.868%, 05/24/2036 (A) (B)	49	50
ASG Resecuritization Trust, Ser 2009-2, Cl G60
4.868%, 05/24/2036 (A) (B)	100	104

84	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASG Resecuritization Trust, Ser 2009-3, Cl A65
2.250%, 03/26/2037 (A) (B)	$478	$477
ASG Resecuritization Trust, Ser 2010-3, Cl 2A22
0.342%, 10/28/2036 (A) (B)	3	3
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 1A1
6.000%, 01/25/2034	112	118
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 2A1
6.000%, 01/25/2034	256	267
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 2A4
5.000%, 09/25/2018	72	73
Banc of America Alternative Loan Trust, Ser 2003-9, Cl 1CB2
5.500%, 11/25/2033	56	57
Banc of America Alternative Loan Trust, Ser 2004-1, Cl 5A1
5.500%, 02/25/2019	43	44
Banc of America Alternative Loan Trust, Ser 2004-8, Cl 3A1
5.500%, 09/25/2019	71	74
Banc of America Commercial Mortgage Trust, Ser 2006-5, Cl AM
5.448%, 09/10/2047	340	364
Banc of America Funding Trust, Ser 2006-G, Cl 2A3
0.327%, 07/20/2036 (A)	310	309
Banc of America Funding, Ser 2004-C, Cl 1A1
5.082%, 12/20/2034 (A)	43	43
Banc of America Funding, Ser 2010-R11A, Cl 1A6
5.158%, 08/26/2035 (A) (B)	88	91
Banc of America Funding, Ser 2010-R5, Cl 1A1
5.500%, 10/26/2037 (B)	102	106
Banc of America Funding, Ser 2012-R6, Cl 1A1
3.000%, 10/26/2039 (B)	202	200
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/2043	300	309

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-A, Cl A4
5.191%, 07/10/2045 (A)	$1,000	$1,010
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/2044 (A)	212	229
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-4, Cl A4
5.634%, 07/10/2046	225	243
Banc of America Mortgage Securities, Ser 2003-3, Cl 2A1
0.704%, 05/25/2018 (A)	50	48
Banc of America Mortgage Securities, Ser 2003-6, Cl 2A1
0.604%, 08/25/2018 (A)	15	15
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A26
5.500%, 04/25/2034	71	73
Banc of America Mortgage Securities, Ser 2004-3, Cl 3A1
5.000%, 04/25/2019	27	28
Banc of America Mortgage Securities, Ser 2004-5, Cl 4A1
4.750%, 06/25/2019	37	37
BB-UBS Trust, Ser 2012-SHOW, Cl A
3.430%, 11/05/2036 (B)	600	574
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (B)	150	143
BCAP LLC Trust, Ser 2009-RR10, Cl 17A1
5.750%, 06/26/2037 (B)	57	59
BCAP LLC Trust, Ser 2009-RR13, Cl 17A2
5.500%, 04/26/2037 (A) (B)	68	71
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (B)	271	278
BCAP LLC Trust, Ser 2010-RR12, Cl 2A5
4.500%, 01/26/2036 (A) (B)	121	123
BCAP LLC Trust, Ser 2010-RR5, Cl 2A5
5.350%, 04/26/2037 (A) (B)	201	204
BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
4.988%, 04/26/2035 (A) (B)	28	28
BCAP LLC Trust, Ser 2010-RR7, Cl 2A1
2.257%, 07/26/2045 (A) (B)	193	187

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	85

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BCAP LLC Trust, Ser 2010-RR7, Cl 15A1
0.955%, 01/26/2036 (A) (B)	$2	$2
BCAP LLC Trust, Ser 2010-RR7, Cl 16A1
0.832%, 02/26/2047 (A) (B)	30	29
BCAP LLC Trust, Ser 2011-RR4, Cl 6A3
5.000%, 08/26/2037 (A) (B)	156	161
BCAP LLC Trust, Ser 2011-RR5, Cl 11A3
0.305%, 05/28/2036 (A) (B)	131	123
BCAP LLC Trust, Ser 2011-RR5, Cl 14A3
2.646%, 07/26/2036 (A) (B)	58	57
BCAP Trust, Ser 2011-RR10, Cl 2A1
0.943%, 09/26/2037 (A) (B)	339	310
BCAP Trust, Ser 2012-RR10, Cl 3A1
0.348%, 05/26/2036 (A) (B)	335	316
BCAP Trust, Ser 2012-RR2, Cl 1A1
0.324%, 08/26/2036 (A) (B)	232	225
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
3.274%, 05/25/2034 (A)	38	38
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.210%, 08/25/2035 (A)	116	118
Bear Stearns ALT-A Trust, Ser 2004-12, Cl 1A3
0.854%, 01/25/2035 (A)	369	358
Bear Stearns ALT-A Trust, Ser 2004-6, Cl 1A
0.794%, 07/25/2034 (A)	240	228
Bear Stearns ALT-A Trust, Ser 2004-7, Cl 2A1
3.047%, 08/25/2034 (A)	351	355
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR7, Cl A2
4.945%, 02/11/2041	4	4
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW18, Cl AMA
6.087%, 06/11/2050 (A)	410	458
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.754%, 06/11/2041 (A) (B)	2,239	15

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A
5.440%, 03/11/2039 (A)	$100	$107
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW18, Cl AM
6.084%, 06/11/2050 (A)	150	170
CAM Mortgage Trust, Ser 2014-1, Cl A
3.352%, 12/15/2053 (B)	86	86
CD Commercial Mortgage Trust, Ser 2005-CD1, Cl AJ
5.216%, 07/15/2044 (A)	100	105
CD Mortgage Trust, Ser 2006-CD2, Cl AM
5.349%, 01/15/2046 (A)	120	128
CFCRE Commercial Mortgage Trust, Ser 2011-C1, Cl A4
4.961%, 04/15/2044 (A) (B)	359	398
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
2.706%, 02/25/2037 (A)	79	79
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
2.665%, 02/25/2037 (A)	40	40
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
2.788%, 07/25/2037 (A)	94	94
Chase Mortgage Finance, Ser 2007-A2, Cl 2A1
2.655%, 07/25/2037 (A)	99	100
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl AM
4.830%, 05/15/2043 (A)	120	124
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl XA
2.234%, 09/10/2045 (A) (B)	1,118	126
Citigroup Commercial Mortgage Trust, Ser 2014-GC19, Cl AAB
3.552%, 03/10/2047	189	193
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 2A11
5.500%, 05/25/2035	84	87
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 1A1A
2.704%, 11/25/2038 (A) (B)	165	167
Citigroup Mortgage Loan Trust, Ser 2010-7, Cl 10A1
2.610%, 02/25/2035 (A) (B)	48	49
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 5A6
4.000%, 11/25/2036 (B)	564	581

86	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 6A6
4.500%, 12/25/2036 (B)	$284	$294
Citigroup Mortgage Loan Trust, Ser 2012-A, Cl A
2.500%, 06/25/2051 (B)	120	117
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.082%, 01/15/2046 (A) (B)	13,429	15
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2007-CD4, Cl XC, IO
0.145%, 12/11/2049 (A) (B)	11,139	103
COBALT CMBS Commercial Mortgage Trust, Ser 2007-C2, Cl AMFX
5.526%, 04/15/2047 (A)	125	137
COMM Mortgage Trust, Ser 2010-C1, Cl A3
4.205%, 07/10/2046 (B)	219	235
COMM Mortgage Trust, Ser 2012-CR2, Cl XA, IO
1.934%, 08/15/2045 (A)	753	81
COMM Mortgage Trust, Ser 2012-CR5, Cl A2
1.678%, 12/10/2045	980	973
COMM Mortgage Trust, Ser 2012-LC4, Cl A3
3.069%, 12/10/2044	161	164
COMM Mortgage Trust, Ser 2012-LC4, Cl A4
3.288%, 12/10/2044	79	79
COMM Mortgage Trust, Ser 2013-CR11, Cl A4
4.258%, 10/10/2046	348	367
COMM Mortgage Trust, Ser 2013-CR11, Cl AM
4.715%, 10/10/2046 (A)	143	152
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	200	207
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	70	72
COMM Mortgage Trust, Ser 2013-CR12, Cl ASB
3.623%, 10/10/2046	344	354
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)	30	31
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.086%, 10/10/2046 (A)	10	10

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

COMM Mortgage Trust, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	$238	$238
COMM Mortgage Trust, Ser 2013-CR9, Cl ASB
3.834%, 07/10/2045	283	296
COMM Mortgage Trust, Ser 2014-CR15, Cl A4
4.074%, 02/10/2047 (A)	141	146
COMM Mortgage Trust, Ser 2014-TWC, Cl A
1.005%, 02/13/2032 (A) (B)	125	125
Commercial Mortgage Pass-Through Certificates, Ser 2007-C9, Cl A4
5.799%, 12/10/2049 (A)	400	449
Commercial Mortgage Pass-Through Certificates, Ser 2014-LC15, Cl ASB
3.528%, 04/10/2047	281	287
Commercial Mortgage Pass-Through Certificates, Ser 2014-LC15, Cl XA, IO
1.601%, 04/10/2047 (A)	2,620	233
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	134	137
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS2, Cl XA, IO
1.609%, 03/10/2047 (A)	2,280	218
Commercial Mortgage Trust, Ser 2005-GG3, Cl AAB
4.619%, 08/10/2042	42	42
Commercial Mortgage Trust, Ser 2005-GG5, Cl A5
5.224%, 04/10/2037 (A)	173	181
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-39, Cl A6
5.000%, 10/25/2033	164	171
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J13, Cl 1A7
5.250%, 01/25/2034	249	261
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J7, Cl 4A3
9.573%, 08/25/2018 (A)	15	16
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	58	60

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	87

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	$183	$188
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	96	104
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 8A1
6.000%, 11/25/2018	100	104
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.575%, 10/25/2033 (A)	789	765
Credit Suisse First Boston Mortgage Securities, Ser 2004-C5, Cl A4
4.829%, 11/15/2037	56	57
Credit Suisse First Boston Mortgage Securities, Ser 2005-C5, Cl A4
5.100%, 08/15/2038 (A)	190	198
Credit Suisse First Boston Mortgage Securities, Ser 2005-C6, Cl A4
5.230%, 12/15/2040 (A)	917	965
Credit Suisse Mortgage Capital Certificates, Ser 2006-C2, Cl A3
5.644%, 03/15/2039 (A)	215	231
Credit Suisse Mortgage Capital Certificates, Ser 2010-12R, Cl 14A1
2.524%, 09/26/2046 (A) (B)	1	1
Credit Suisse Mortgage Capital Certificates, Ser 2011-16R, Cl 7A3
3.500%, 12/27/2036 (A) (B)	147	148
Credit Suisse Mortgage Capital Certificates, Ser 2011-6R, Cl 3A1
2.702%, 07/28/2036 (A) (B)	93	94
Credit Suisse Mortgage Capital Certificates, Ser 2011-7R, Cl A1
1.409%, 08/28/2047 (A) (B)	43	43
Credit Suisse Mortgage Capital Certificates, Ser 2011-9R, Cl A1
2.159%, 03/27/2046 (A) (B)	201	202
CSMC, Ser 2009-2R, Cl 1A16
2.618%, 09/26/2034 (A) (B)	1,000	987

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CSMC, Ser 2010-16, Cl A3
3.428%, 06/25/2050 (A) (B)	$100	$99
CSMC, Ser 2010-3R, Cl 2A3
4.500%, 12/26/2036 (A) (B)	770	775
CSMC, Ser 2012-11R, Cl A6
1.155%, 06/28/2047 (A) (B)	382	366
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/2048	213	229
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (A) (B)	500	541
DBRR Trust, Ser 2013-EZ2, Cl A
0.853%, 02/25/2045 (A) (B)	136	136
DBRR Trust, Ser 2013-EZ3, Cl A
1.636%, 12/18/2049 (A) (B)	251	252
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (B)	269	282
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A3
5.002%, 11/10/2046 (B)	227	253
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (B)	509	552
Deutsche ALT-A Securities Alternate Loan Trust, Ser 2005-1, Cl 2A1
5.714%, 02/25/2020 (A)	62	64
Deutsche Mortgage Securities, Ser 2009-RS2, Cl 4A1
0.615%, 04/26/2037 (A) (B)	18	17
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/2022 (B)	314	319
Extended Stay America Trust, Ser 2013-ESH7, Cl A27
2.958%, 12/05/2031 (B)	140	139
FDIC Trust, Ser 2013-N1, Cl A
4.500%, 10/25/2018 (B)	82	83
First Horizon Asset Securities, Ser 2003-8, Cl 2A1
4.500%, 09/25/2018	37	37
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/2035 (A) (B)	225	232
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/2045 (A)	380	402
GMAC Mortgage Loan Trust, Ser 2003-AR1, Cl A4
2.983%, 10/19/2033 (A)	135	133
GMAC Mortgage Loan Trust, Ser 2003-GH2, Cl A4
5.000%, 10/25/2033	106	110

88	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GMAC Mortgage Loan Trust, Ser 2003-J7, Cl A7
5.000%, 11/25/2033	$138	$142
GMAC Mortgage Loan Trust, Ser 2004-J5, Cl A7
6.500%, 01/25/2035	124	130
GMAC Mortgage Loan Trust, Ser 2004-J6, Cl 1A1
5.000%, 01/25/2020	49	50
Greenwich Capital Commercial Funding, Ser 2007-GG11, Cl A4
5.736%, 12/10/2049	40	45
GS Mortgage Securities II, Ser 2005-GG4, Cl A4A
4.751%, 07/10/2039	148	152
GS Mortgage Securities II, Ser 2006-GG8, Cl X, IO
0.566%, 11/10/2039 (A) (B)	2,698	33
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (B)	118	118
GS Mortgage Securities Trust, Ser 2007-GG10, Cl A4
5.819%, 08/10/2045 (A)	258	286
GS Mortgage Securities Trust, Ser 2011-GC5, Cl A4
3.707%, 08/10/2044	1,725	1,785
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A3
4.244%, 11/10/2046	130	137
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A4
4.271%, 11/10/2046	190	200
GS Mortgage Securities Trust, Ser 2013-GC16, Cl AAB
3.813%, 11/10/2046	450	469
GS Mortgage Securities Trust, Ser 2013-GC16, Cl AS
4.649%, 11/10/2046	130	138
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (A)	110	117
GS Mortgage Securities Trust, Ser 2013-NYC5, Cl A
2.318%, 01/10/2030 (B)	122	122
GS Mortgage Securities Trust, Ser 2014-GC18, Cl AAB
3.648%, 01/10/2047	304	312
GS Mortgage Securities Trust, Ser 2014-GC20, Cl AAB
3.655%, 04/10/2047	561	578
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AF
0.504%, 09/25/2035 (A) (B)	158	135

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
2.567%, 10/25/2033 (A)	$202	$206
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	127	133
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 8A3
0.654%, 06/25/2035 (A)	21	21
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	32	32
Homestar Mortgage Acceptance, Ser 2004-5, Cl A1
0.604%, 10/25/2034 (A)	1,079	1,079
Homestar Mortgage Acceptance, Ser 2004-6, Cl M3
1.254%, 01/25/2035 (A)	1,640	1,429
Impac Secured Assets Trust, Ser 2003-2, Cl A1
5.500%, 08/25/2033	96	101
Impac Secured Assets Trust, Ser 2004-3, Cl M1
1.054%, 11/25/2034 (A)	720	587
Impac Secured Assets Trust, Ser 2006-1, Cl 2A1
0.504%, 05/25/2036 (A)	85	84
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
0.504%, 08/25/2036 (A)	96	94
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
0.404%, 04/25/2037 (A)	281	263
Impac Secured Assets Trust, Ser 2007-A, Cl M1
0.554%, 05/25/2037 (A)	614	555
Impact Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (B)	890	992
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A4
4.096%, 11/15/2045	141	147
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl AS
4.420%, 11/15/2045	150	157
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.082%, 11/15/2045 (A)	60	63
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.888%, 01/15/2047 (A)	30	32

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	89

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	$192	$193
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/2042	55	56
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB14, Cl A4
5.481%, 12/12/2044 (A)	142	151
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.224%, 06/12/2043 (A)	10,692	62
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB17, Cl A4
5.429%, 12/12/2043	477	516
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP8, Cl A4
5.399%, 05/15/2045	907	982
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl A2
5.134%, 05/15/2047	30	30
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl A3SF
0.310%, 05/15/2047 (A)	65	64
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB18, Cl A4
5.716%, 02/15/2051	229	253
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB20, Cl AM
5.904%, 02/12/2051 (A)	180	203
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A3
4.070%, 11/15/2043 (B)	733	779
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (B)	107	112
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl A3
4.388%, 02/15/2046 (B)	767	834
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A4
4.388%, 07/15/2046 (B)	303	327

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C8, Cl ASB
2.379%, 10/15/2045	$219	$214
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-INN, Cl A
1.555%, 10/15/2030 (A) (B)	230	230
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-INN, Cl C
2.705%, 10/15/2030 (A) (B)	180	180
JPMorgan Mortgage Trust, Ser 2004-A3, Cl 4A1
2.755%, 07/25/2034 (A)	36	38
JPMorgan Mortgage Trust, Ser 2004-A4, Cl 1A1
2.771%, 09/25/2034 (A)	41	42
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
2.733%, 08/25/2034 (A)	303	303
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.546%, 11/25/2033 (A)	163	163
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 6A1
2.757%, 08/25/2034 (A)	161	162
JPMorgan Resecuritization Trust, Ser 2010-4, Cl 7A1
1.865%, 08/26/2035 (A) (B)	59	59
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A3
5.858%, 07/15/2044 (A)	96	96
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl AM
5.868%, 07/15/2044 (A)	60	67
LB-UBS Commercial Mortgage Trust, Ser 2004-C8, Cl A6
4.799%, 12/15/2029 (A)	32	32
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.156%, 02/15/2031	200	212
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.365%, 02/15/2041 (A) (B)	7,580	45
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
5.833%, 06/15/2038 (A)	123	134
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl AM
6.150%, 09/15/2045 (A)	40	46

90	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Master Alternative Loans Trust, Ser 2003-9, Cl 2A1
6.000%, 12/25/2033	$87	$94
Master Resecuritization Trust, Ser 2005, Cl PO, PO
0.000%, 05/28/2035 (B)	44	35
MASTR Asset Securitization Trust, Ser 2003-11, Cl 9A6
5.250%, 12/25/2033	192	203
MASTR Asset Securitization Trust, Ser 2003-2, Cl 1A1
5.000%, 03/25/2018	18	18
MASTR Asset Securitization Trust, Ser 2003-3, Cl 3A18
5.500%, 04/25/2033	56	56
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
2.640%, 07/25/2033 (A)	34	35
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
2.625%, 02/25/2034 (A)	215	218
Merrill Lynch Mortgage Investors Trust, Ser 2005-LC1, Cl AJ
5.368%, 01/12/2044 (A)	120	128
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.204%, 12/12/2049 (A) (B)	2,924	36
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/2048	565	611
MLCC Mortgage Investors, Ser 2004-A, Cl A1
0.614%, 04/25/2029 (A)	429	408
MLCC Mortgage Investors, Ser 2004-A, Cl A2
0.832%, 04/25/2029 (A)	70	68
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A3
2.825%, 08/15/2045	234	231
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A3
2.506%, 11/15/2045	622	606
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A1
1.394%, 07/15/2046	453	455
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A3
3.968%, 07/15/2046 (A)	338	352

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl A4
2.918%, 02/15/2046	$50	$48
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.214%, 02/15/2046	71	68
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl AS
3.456%, 05/15/2046	80	78
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C15, Cl ASB
3.654%, 04/15/2047	309	318
Morgan Stanley Capital I Trust, Ser 2011-C2, Cl A2
3.476%, 06/15/2044 (B)	540	565
Morgan Stanley Capital I, Ser 2004-HQ4, Cl A7
4.970%, 04/14/2040	231	232
Morgan Stanley Capital I, Ser 2007-HQ11, Cl X, IO
0.230%, 02/12/2044 (A) (B)	6,771	35
Morgan Stanley Capital I, Ser 2007-T27, Cl A4
5.648%, 06/11/2042 (A)	100	112
Morgan Stanley Capital I, Ser 2011-C3, Cl A2
3.224%, 07/15/2049	276	288
Morgan Stanley Capital I, Ser 2011-C3, Cl A3
4.054%, 07/15/2049	100	106
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/2049	170	180
Morgan Stanley Capital I, Ser 2012-XA, Cl A
2.000%, 07/27/2049 (B)	466	468
Morgan Stanley Re-REMIC Trust, Ser 2009-IO, Cl B, PO
0.000%, 07/17/2056 (B)	77	77
Morgan Stanley Re-REMIC Trust, Ser 2010-HQ4B, Cl A7A
4.970%, 04/16/2040 (B)	60	60
Morgan Stanley Re-REMIC Trust, Ser 2010-R4, Cl 2A
0.490%, 07/26/2036 (A) (B)	785	783
Morgan Stanley Re-REMIC Trust, Ser 2011-IO, Cl A
2.500%, 03/23/2051 (B)	94	96
Morgan Stanley Re-REMIC Trust, Ser 2012-XA, Cl B
0.250%, 07/27/2049 (B)	130	107

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	91

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley, Ser 12-IO, Cl AXA
1.000%, 03/27/2051 (B)	$128	$129
Motel 6 Trust, Ser 2012-MTL6, Cl A2
1.948%, 10/05/2025 (B)	443	440
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.669%, 03/25/2047	203	207
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/2047	167	171
NorthStar Mortgage Trust, Ser 2012-1, Cl A
1.357%, 08/25/2029 (A) (B)	99	99
ORES NPL, Ser 2013-LV2, Cl A
3.081%, 09/25/2025 (B)	201	201
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	64	67
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/2034	23	19
RBSCF Trust, Ser 2013-GSP, Cl A
3.834%, 01/13/2032 (A) (B)	460	468
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A5
4.000%, 05/26/2037 (A) (B)	123	126
Residential Accredit Loans, Ser 2003-QS15, Cl A7
5.500%, 08/25/2033	256	261
Residential Accredit Loans, Ser 2003-QS18, Cl A1
5.000%, 09/25/2018	85	87
Residential Accredit Loans, Ser 2004-QA7, Cl A4
5.500%, 05/25/2034	336	344
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	406	417
Residential Asset Securitization Trust, Ser 2002-A13, Cl A4
5.250%, 12/25/2017	30	30
Residential Asset Securitization Trust, Ser 2003-A5, Cl A1
5.500%, 06/25/2033	73	77
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.505%, 12/25/2034 (A)	562	570
Salomon Brothers Mortgage Securities VII, Ser 2003-HYB1, Cl A
2.618%, 09/25/2033 (A)	97	99

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sequoia Mortgage Trust, Ser 2004-11, Cl A1
0.457%, 12/20/2034 (A)	$259	$258
Sequoia Mortgage Trust, Ser 2011-1, Cl A1
4.125%, 02/25/2041 (A)	14	15
Springleaf Mortgage Loan Trust, Ser 2011-1A, Cl A1
4.050%, 01/25/2058 (A) (B)	117	123
Springleaf Mortgage Loan Trust, Ser 2011-1A, Cl A2
5.450%, 01/25/2058 (A) (B)	300	329
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl A
2.220%, 10/25/2057 (A) (B)	75	76
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl M4
6.000%, 10/25/2057 (A) (B)	100	105
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl A
1.570%, 12/25/2059 (A) (B)	170	170
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058 (A) (B)	196	195
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl M1
2.310%, 06/25/2058 (A) (B)	103	100
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl A
1.780%, 12/25/2065 (A) (B)	601	600
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl M1
3.520%, 12/25/2065 (A) (B)	125	125
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-5, Cl 2A
2.359%, 05/25/2034 (A)	388	380
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 5A4
4.755%, 06/25/2034 (A)	52	51
Structured Asset Securities, Ser 2003-16, Cl A3
0.654%, 06/25/2033 (A)	34	34
Structured Asset Securities, Ser 2003-24A, Cl 3A2
2.369%, 07/25/2033 (A)	201	203
Structured Asset Securities, Ser 2003-32, Cl 1A1
5.499%, 11/25/2033 (A)	50	52
Structured Asset Securities, Ser 2003-33H, Cl 1A1
5.500%, 10/25/2033	137	140

92	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Asset Securities, Ser 2003-37A, Cl 2A
3.611%, 12/25/2033 (A)	$63	$64
Structured Asset Securities, Ser 2004-5H, Cl A4
5.540%, 12/25/2033	221	227
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030 (B)	145	143
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	289	290
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl XA, IO
1.787%, 05/10/2063 (A) (B)	761	66
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A3
2.728%, 08/10/2049	235	233
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl AS
3.317%, 12/10/2045 (B)	75	72
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl ASB
2.788%, 04/10/2046	513	506
Vendee Mortgage Trust, Ser 1993-1, Cl ZB
7.250%, 02/15/2023	608	701
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (B)	100	96
VNO Mortgage Trust, Ser 2013-PENN, Cl A
3.808%, 12/13/2029 (B)	250	261
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AM
5.383%, 12/15/2043	90	97
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.427%, 10/25/2033 (A)	164	167
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.299%, 08/25/2033 (A)	90	91
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR8, Cl A
2.419%, 08/25/2033 (A)	46	47

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.420%, 09/25/2033 (A)	$143	$146
WaMu Mortgage Pass-Through Certificates, Ser 2003-S13, Cl 21A1
4.500%, 12/25/2018	38	38
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
17.038%, 06/25/2033 (A)	24	28
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	365	375
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A1
2.443%, 06/25/2034 (A)	67	68
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
2.443%, 06/25/2034 (A)	100	102
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 7A
5.500%, 08/25/2019	121	125
WaMu Mortgage Pass-Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/2034	299	313
WaMu Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A4
5.500%, 06/25/2034	201	211
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.444%, 10/25/2045 (A)	967	888
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A3
0.934%, 10/25/2045 (A)	1,017	979
Wells Fargo Commercial Mortgage Trust, Ser 2013-120B, Cl A
2.710%, 03/18/2028 (A) (B)	200	196
Wells Fargo Mortgage Loan Trust, Ser 2012-RR1, Cl A1
2.847%, 08/27/2037 (A) (B)	83	84
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
2.496%, 11/25/2033 (A)	63	65

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	93

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
4.500%, 05/25/2034 (A)	$24	$24
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
2.613%, 12/25/2034 (A)	145	148
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A2
2.613%, 12/25/2034 (A)	145	149
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A1
2.692%, 12/25/2034 (A)	72	73
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl A1
2.615%, 06/25/2034 (A)	278	284
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
2.638%, 07/25/2034 (A)	158	160
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-P, Cl 2A1
2.613%, 09/25/2034 (A)	270	276
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A1
2.621%, 10/25/2034 (A)	80	83
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A2
2.621%, 10/25/2034 (A)	161	165
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR3, Cl 1A1
2.621%, 03/25/2035 (A)	366	372
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
2.634%, 06/25/2035 (A)	144	145
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A4
4.375%, 03/15/2044 (B)	125	134
WFRBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/2044	790	812
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.588%, 06/15/2045 (A) (B)	390	36

		69,485

Total Mortgage-Backed Securities (Cost $382,908) ($ Thousands)		389,996

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 23.1%

Consumer Discretionary — 1.7%
21st Century Fox America
7.300%, 04/30/2028	$150	$186
7.250%, 05/18/2018	50	60
6.900%, 08/15/2039	10	13
6.750%, 01/09/2038	20	24
6.650%, 11/15/2037	25	31
6.150%, 03/01/2037	465	538
6.150%, 02/15/2041	15	18
CBS
7.875%, 07/30/2030	90	118
5.750%, 04/15/2020	25	28
Comcast
7.050%, 03/15/2033	90	117
6.950%, 08/15/2037	50	65
6.550%, 07/01/2039	70	87
6.500%, 01/15/2017	1,280	1,461
4.750%, 03/01/2044 (D)	295	299
4.250%, 01/15/2033	125	123
3.600%, 03/01/2024 (D)	395	397
Comcast Cable Communications Holdings
9.455%, 11/15/2022	200	283
Comcast Cable Holdings
10.125%, 04/15/2022	45	63
Cox Communications
6.950%, 06/01/2038 (B)	10	11
5.450%, 12/15/2014	22	23
Cox Enterprises
7.375%, 07/15/2027 (B)	50	60
Daimler Finance North America LLC (B)
2.625%, 09/15/2016	150	155
2.375%, 08/01/2018	790	797
1.875%, 09/15/2014	328	330
1.875%, 01/11/2018	247	246
1.300%, 07/31/2015	490	493
1.125%, 03/10/2017	555	551
DIRECTV Holdings
5.150%, 03/15/2042	25	24
4.600%, 02/15/2021	100	105
4.450%, 04/01/2024	535	537
DIRECTV Holdings LLC
6.000%, 08/15/2040	585	610
3.800%, 03/15/2022	215	213
Discovery Communications
4.950%, 05/15/2042	25	25
4.375%, 06/15/2021	53	56
ERAC USA Finance (B)
6.700%, 06/01/2034	71	84
5.625%, 03/15/2042 (D)	355	388
2.750%, 03/15/2017	16	16
Ford Motor
4.750%, 01/15/2043	240	232

94	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Motor Credit LLC
4.375%, 08/06/2023 (D)	$410	$423
2.375%, 03/12/2019	200	198
Gap
5.950%, 04/12/2021 (D)	133	150
Historic TW
9.150%, 02/01/2023	200	273
Home Depot
3.750%, 02/15/2024	66	67
Johnson Controls
5.250%, 12/01/2041	120	127
4.250%, 03/01/2021	65	70
3.750%, 12/01/2021	69	71
Lowe’s MTN
7.110%, 05/15/2037	110	143
5.125%, 11/15/2041	11	12
LVMH Moet Hennessy Louis Vuitton
1.625%, 06/29/2017 (B)	427	430
Macy’s Retail Holdings
7.450%, 07/15/2017	35	41
5.125%, 01/15/2042	14	14
McDonald’s MTN
5.350%, 03/01/2018	150	170
NBCUniversal Enterprise
1.974%, 04/15/2019 (B)	300	292
NBCUniversal Media
5.950%, 04/01/2041	50	59
Newell Rubbermaid
4.700%, 08/15/2020	47	50
QVC
5.950%, 03/15/2043	10	10
Rogers Cable
8.750%, 05/01/2032	70	96
TCI Communications
8.750%, 08/01/2015	210	233
7.125%, 02/15/2028	200	253
Thomson Reuters
5.650%, 11/23/2043	60	63
4.700%, 10/15/2019	75	82
3.950%, 09/30/2021	109	111
1.300%, 02/23/2017	230	229
Time Warner
7.700%, 05/01/2032	420	563
7.625%, 04/15/2031	385	513
5.375%, 10/15/2041	12	13
Time Warner Cable
8.250%, 04/01/2019	200	249
7.300%, 07/01/2038	110	137
6.750%, 07/01/2018	40	47
5.875%, 11/15/2040	210	228
5.500%, 09/01/2041	44	46
5.000%, 02/01/2020	320	349
4.000%, 09/01/2021	110	114

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Toyota Motor Credit MTN
2.100%, 01/17/2019 (D)	$695	$692
2.000%, 10/24/2018	174	174
TRW Automotive
4.450%, 12/01/2023 (B)	170	171
Viacom
5.250%, 04/01/2044	375	383
4.250%, 09/01/2023	160	165
3.875%, 12/15/2021	75	77
3.250%, 03/15/2023	22	21
Volkswagen International Finance
1.125%, 11/18/2016 (B)	580	580
Walt Disney MTN
0.450%, 12/01/2015	21	21
WPP Finance
5.625%, 11/15/2043	60	63
5.125%, 09/07/2042	60	59
Yum! Brands
5.350%, 11/01/2043	180	188

		17,387

Consumer Staples — 1.6%
Altria Group
9.950%, 11/10/2038	50	80
5.375%, 01/31/2044 (D)	290	303
4.750%, 05/05/2021	230	251
4.000%, 01/31/2024	230	230
2.850%, 08/09/2022	460	432
Anheuser-Busch InBev Finance
4.000%, 01/17/2043	265	247
3.700%, 02/01/2024	205	207
2.150%, 02/01/2019	420	420
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019 (D)	930	1,152
2.500%, 07/15/2022	420	397
1.375%, 07/15/2017	105	105
0.800%, 07/15/2015	110	110
Bunge Finance
8.500%, 06/15/2019	120	148
Coca-Cola
2.450%, 11/01/2020	630	621
1.800%, 09/01/2016	60	61
Coca-Cola Femsa
2.375%, 11/26/2018	400	400
ConAgra Foods
2.100%, 03/15/2018	7	7
1.900%, 01/25/2018	250	248
CVS Caremark
6.125%, 09/15/2039	40	48
5.750%, 05/15/2041	50	58
5.300%, 12/05/2043	90	99
2.750%, 12/01/2022	550	519
2.250%, 12/05/2018	335	335

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	95

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CVS Pass-Through Trust
5.926%, 01/10/2034 (B)	$92	$102
Diageo Capital PLC
4.828%, 07/15/2020	90	100
1.125%, 04/29/2018	860	836
Diageo Investment
2.875%, 05/11/2022	580	563
Heineken
1.400%, 10/01/2017 (B)	70	70
Japan Tobacco
2.100%, 07/23/2018 (B)	225	225
Kellogg
1.750%, 05/17/2017	115	116
Kimberly-Clark
2.400%, 03/01/2022	12	11
Kraft Foods Group
6.125%, 08/23/2018	225	261
5.375%, 02/10/2020	31	35
5.000%, 06/04/2042	50	52
3.500%, 06/06/2022	1,260	1,268
Kroger
7.500%, 04/01/2031	90	115
6.900%, 04/15/2038	80	99
5.400%, 07/15/2040	14	15
2.200%, 01/15/2017	40	41
Lorillard Tobacco
8.125%, 06/23/2019	370	457
Mondelez International
6.500%, 02/09/2040	313	394
5.375%, 02/10/2020	550	622
4.000%, 02/01/2024 (D)	400	406
PepsiCo
7.900%, 11/01/2018	11	14
4.000%, 03/05/2042	150	139
3.000%, 08/25/2021	31	31
2.750%, 03/05/2022	355	345
2.500%, 05/10/2016	35	36
2.250%, 01/07/2019	455	457
1.250%, 08/13/2017	72	72
0.700%, 08/13/2015	220	221
Pernod Ricard (B)
5.750%, 04/07/2021	370	420
4.450%, 01/15/2022	370	387
Philip Morris International
4.500%, 03/20/2042	240	235
2.500%, 08/22/2022	400	376
Reynolds American
3.250%, 11/01/2022	280	263
SABMiller Holdings
3.750%, 01/15/2022 (B)	245	250
Tyson Foods
4.500%, 06/15/2022	280	292
Wal-Mart Stores
5.625%, 04/15/2041	20	24

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wm Wrigley Jr (B)
3.375%, 10/21/2020	$365	$369
2.900%, 10/21/2019	496	500
2.400%, 10/21/2018	190	191
2.000%, 10/20/2017	105	105

		16,993

Energy — 2.4%
Anadarko Finance, Ser B
7.500%, 05/01/2031	90	115
Anadarko Petroleum
6.375%, 09/15/2017	40	46
5.950%, 09/15/2016	60	67
Apache
5.625%, 01/15/2017	250	279
3.250%, 04/15/2022	109	110
Baker Hughes
7.500%, 11/15/2018	170	209
BG Energy Capital PLC
4.000%, 10/15/2021 (B)	575	596
BP Capital Markets PLC
3.994%, 09/26/2023	95	98
3.814%, 02/10/2024	83	84
3.561%, 11/01/2021	80	82
3.245%, 05/06/2022	440	436
1.846%, 05/05/2017	172	175
Cameron International
4.000%, 12/15/2023	21	21
Canadian Natural Resources
7.200%, 01/15/2032	50	63
6.450%, 06/30/2033	50	60
Canadian Oil Sands
6.000%, 04/01/2042 (B)	153	169
Cenovus Energy
4.450%, 09/15/2042	19	18
3.000%, 08/15/2022	8	8
Chevron
3.191%, 06/24/2023	22	22
2.427%, 06/24/2020	14	14
Conoco Funding
7.250%, 10/15/2031	130	177
ConocoPhillips
6.000%, 01/15/2020	100	118
DCP Midstream Operating
5.600%, 04/01/2044	270	282
2.700%, 04/01/2019	265	264
Devon Energy
6.300%, 01/15/2019	80	94
5.600%, 07/15/2041	350	388
4.750%, 05/15/2042	17	17
3.250%, 05/15/2022	327	322
1.200%, 12/15/2016	390	390
Devon Financing LLC
7.875%, 09/30/2031	40	54

96	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Diamond Offshore Drilling
4.875%, 11/01/2043 (D)	$220	$215
Ecopetrol
7.375%, 09/18/2043	260	297
El Paso Pipeline Partners Operating LLC
4.100%, 11/15/2015	185	193
Encana
6.500%, 05/15/2019	100	117
6.500%, 02/01/2038	390	468
Energy Transfer Partners
8.250%, 11/15/2029	675	839
ENI
5.700%, 10/01/2040 (B)	300	312
EnLink Midstream Partners
4.400%, 04/01/2024	140	143
2.700%, 04/01/2019	160	161
Enterprise Products Operating
5.700%, 02/15/2042	40	44
5.100%, 02/15/2045	259	268
3.900%, 02/15/2024	58	58
Halliburton
6.150%, 09/15/2019	80	95
2.000%, 08/01/2018	370	370
Hess
8.125%, 02/15/2019	260	326
Kerr-McGee
6.950%, 07/01/2024	603	731
Kinder Morgan Energy Partners
5.500%, 03/01/2044	150	153
5.000%, 03/01/2043	115	110
4.150%, 02/01/2024 (D)	210	209
Magellan Midstream Partners
5.150%, 10/15/2043	185	194
Murphy Oil
3.700%, 12/01/2022	350	340
Noble Energy
5.250%, 11/15/2043	60	63
4.150%, 12/15/2021	230	242
Noble Holding International
5.250%, 03/15/2042	40	39
3.950%, 03/15/2022	12	12
Occidental Petroleum
2.700%, 02/15/2023	449	424
1.750%, 02/15/2017	35	35
ONEOK Partners
3.200%, 09/15/2018	205	211
2.000%, 10/01/2017 (D)	225	226
Pemex Project Funding Master Trust
6.625%, 06/15/2035	350	389
Petrobras Global Finance
1.855%, 05/20/2016 (A)	350	346

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Petrobras Global Finance BV
6.250%, 03/17/2024 (D)	$465	$479
4.375%, 05/20/2023	39	36
3.000%, 01/15/2019	335	317
2.000%, 05/20/2016	300	297
Petrobras International Finance
5.375%, 01/27/2021	1,170	1,183
Petro-Canada
6.800%, 05/15/2038	475	601
6.050%, 05/15/2018	115	132
Petrofac
3.400%, 10/10/2018 (B)	270	275
Petroleos Mexicanos
6.375%, 01/23/2045 (B)	898	969
5.500%, 06/27/2044	190	183
4.875%, 01/18/2024 (B)	32	33
3.500%, 01/30/2023	536	504
2.257%, 07/18/2018 (A)	130	136
Phillips 66
5.875%, 05/01/2042	35	40
4.300%, 04/01/2022	26	27
2.950%, 05/01/2017	33	34
Rowan
5.400%, 12/01/2042	144	137
Schlumberger Investment
3.650%, 12/01/2023	61	62
3.300%, 09/14/2021 (B)	47	48
Shell International Finance
4.375%, 03/25/2020	140	154
3.400%, 08/12/2023	465	466
Spectra Energy Capital
8.000%, 10/01/2019	200	245
5.650%, 03/01/2020	100	111
Spectra Energy Partners
5.950%, 09/25/2043	30	34
2.950%, 09/25/2018	155	158
Statoil
5.250%, 04/15/2019	140	159
4.250%, 11/23/2041	27	26
3.150%, 01/23/2022	33	33
3.125%, 08/17/2017	50	53
2.900%, 11/08/2020	884	892
Suncor Energy
6.850%, 06/01/2039	50	64
Sunoco Logistics Partners Operations
5.300%, 04/01/2044	140	140
4.250%, 04/01/2024	140	140
Talisman Energy
7.750%, 06/01/2019	100	121
3.750%, 02/01/2021	135	134
TC PipeLines
4.650%, 06/15/2021	85	88

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	97

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Tennessee Gas Pipeline
8.000%, 02/01/2016	$1,000	$1,116
Tosco
7.800%, 01/01/2027	65	89
Total Capital
4.250%, 12/15/2021	50	54
Total Capital International
3.700%, 01/15/2024	42	43
2.875%, 02/17/2022	37	36
1.550%, 06/28/2017	28	28
TransCanada Pipelines
7.125%, 01/15/2019	50	61
6.500%, 08/15/2018	175	206
4.625%, 03/01/2034	810	830
Transocean
7.350%, 12/15/2041	9	11
6.500%, 11/15/2020	120	135
6.375%, 12/15/2021 (D)	406	456
5.050%, 12/15/2016	90	98
Union Pacific Resources Group
7.150%, 05/15/2028	52	63
Weatherford International
5.950%, 04/15/2042	122	131
4.500%, 04/15/2022	20	21
Western Gas Partners
5.375%, 06/01/2021	105	115
4.000%, 07/01/2022	35	35
Williams
7.875%, 09/01/2021	366	435
Williams Partners
4.300%, 03/04/2024 (D)	235	236

		25,118

Financials — 10.1%
ABB Treasury Center USA
2.500%, 06/15/2016 (B)	325	335
Abbey National Treasury Services
4.000%, 03/13/2024	280	282
ACE INA Holdings
5.600%, 05/15/2015	100	106
African Development Bank
8.800%, 09/01/2019	100	128
AIG SunAmerica Global Finance
6.900%, 03/15/2032 (B)	30	39
American Express
7.000%, 03/19/2018	170	202
American Express Credit MTN
2.800%, 09/19/2016	44	46
1.750%, 06/12/2015	624	633
American Honda Finance MTN
3.875%, 09/21/2020 (B)	495	521
2.125%, 10/10/2018	47	47
1.000%, 08/11/2015 (B)	210	211

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American International Group
8.175%, 05/15/2058 (A)	$75	$99
6.400%, 12/15/2020 (D)	180	214
5.850%, 01/16/2018	655	749
4.875%, 06/01/2022	30	33
4.125%, 02/15/2024	71	73
American Tower‡
5.050%, 09/01/2020	194	209
4.500%, 01/15/2018	260	280
3.500%, 01/31/2023	323	305
1.551%, 03/15/2018 (B)	25	24
Ameriprise Financial
4.000%, 10/15/2023	130	134
Andina de Fomento
3.750%, 01/15/2016	90	94
ANZ National MTN
3.125%, 08/10/2015 (B)	100	103
AON
6.250%, 09/30/2040	19	23
3.500%, 09/30/2015	11	11
Associates Corporation of North America
6.950%, 11/01/2018	128	152
Assurant
2.500%, 03/15/2018	295	293
Australia & New Zealand Banking Group
4.500%, 03/19/2024 (B)	310	309
AvalonBay Communities‡
3.625%, 10/01/2020	95	98
Bank of America MTN
7.375%, 05/15/2014	400	403
6.875%, 04/25/2018	100	118
6.500%, 08/01/2016	1,325	1,484
6.400%, 08/28/2017	150	172
6.100%, 06/15/2017	2,600	2,941
6.000%, 09/01/2017	340	386
5.750%, 12/01/2017	70	79
5.700%, 01/24/2022	5	6
5.650%, 05/01/2018	1,100	1,243
5.625%, 07/01/2020	75	85
5.420%, 03/15/2017	200	220
5.000%, 05/13/2021	410	452
5.000%, 01/21/2044	625	638
4.875%, 04/01/2044	230	231
4.125%, 01/22/2024 (D)	1,045	1,057
4.100%, 07/24/2023	340	345
4.000%, 04/01/2024	485	484
3.300%, 01/11/2023	300	289
2.650%, 04/01/2019	140	140
2.600%, 01/15/2019	985	989
1.500%, 10/09/2015	984	993
Bank of Montreal MTN
1.400%, 09/11/2017	108	107

98	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bank of New York Mellon MTN
4.600%, 01/15/2020	$40	$44
3.550%, 09/23/2021	34	35
2.950%, 06/18/2015 (D)	125	129
2.400%, 01/17/2017	129	133
2.200%, 03/04/2019	575	573
Bank of Tokyo-Mitsubishi UFJ (B)
4.100%, 09/09/2023	200	207
3.850%, 01/22/2015	100	102
3.750%, 03/10/2024	270	272
Barclays Bank
5.200%, 07/10/2014	150	152
5.000%, 09/22/2016	100	110
2.750%, 02/23/2015	110	112
BB&T
4.900%, 06/30/2017	200	219
3.950%, 04/29/2016	160	170
Bear Stearns
7.250%, 02/01/2018	1,500	1,786
Berkshire Hathaway
3.750%, 08/15/2021 (D)	500	530
3.400%, 01/31/2022	65	67
Berkshire Hathaway Finance
5.400%, 05/15/2018 (D)	110	126
4.400%, 05/15/2042	41	40
2.900%, 10/15/2020	450	456
BlackRock
6.250%, 09/15/2017	145	168
Blackstone Holdings Finance
5.875%, 03/15/2021 (B)	295	337
BNP Paribas MTN
2.700%, 08/20/2018	380	388
2.375%, 09/14/2017	110	113
Boston Properties‡
3.800%, 02/01/2024	140	139
3.125%, 09/01/2023	150	141
Capital One Financial
7.375%, 05/23/2014	225	227
4.750%, 07/15/2021	50	55
3.500%, 06/15/2023 (D)	159	156
Caterpillar Financial Services MTN
7.150%, 02/15/2019	110	134
5.850%, 09/01/2017	140	159
Charles Schwab
3.225%, 09/01/2022	20	20
Citigroup
8.125%, 07/15/2039	275	398
6.875%, 03/05/2038	166	214
6.375%, 08/12/2014	153	156
6.125%, 05/15/2018	45	52
6.010%, 01/15/2015	219	228
6.000%, 08/15/2017	620	703
5.875%, 01/30/2042	250	287
5.500%, 10/15/2014	115	118

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.500%, 02/15/2017	$250	$276
5.500%, 09/13/2025	269	287
5.375%, 08/09/2020	340	383
5.300%, 01/07/2016	220	236
4.500%, 01/14/2022	380	403
4.450%, 01/10/2017	155	167
4.050%, 07/30/2022	50	50
3.500%, 05/15/2023	150	142
2.650%, 03/02/2015	251	256
2.500%, 09/26/2018	990	995
1.700%, 07/25/2016	340	344
1.350%, 03/10/2017	465	463
0.785%, 08/25/2036 (A)	1,500	1,178
CNA Financial
5.875%, 08/15/2020	72	83
Comerica
3.000%, 09/16/2015	35	36
CommonWealth‡
6.650%, 01/15/2018	60	65
Commonwealth Bank of Australia NY
2.250%, 03/16/2017 (B) (D)	250	257
1.250%, 09/18/2015	250	253
Cooperatieve Centrale Raiffeisen-Boerenleenbank
5.800%, 09/30/2110 (B)	100	106
4.625%, 12/01/2023	530	545
3.875%, 02/08/2022	30	31
3.375%, 01/19/2017	370	392
Credit Agricole
8.375%, 12/31/2049 (A) (B)	170	193
Credit Suisse NY
0.556%, 08/24/2015 (A)	850	850
Credit Suisse USA
5.125%, 08/15/2015	170	180
DDR‡
4.625%, 07/15/2022	355	372
3.375%, 05/15/2023	340	322
Deutsche Bank MTN
3.875%, 08/18/2014	100	101
Discover Financial Services
6.450%, 06/12/2017	250	284
DnB Boligkreditt
2.100%, 10/14/2015 (B)	400	409
Duke Realty‡
3.875%, 02/15/2021	50	50
ERP Operating‡
5.750%, 06/15/2017	125	141
4.625%, 12/15/2021	64	69
Farmers Exchange Capital
7.200%, 07/15/2048 (B)	1,021	1,232
Federal Realty Investment Trust‡
3.950%, 01/15/2024	160	163
3.000%, 08/01/2022	280	271

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	99

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Fifth Third Bancorp
2.300%, 03/01/2019	$30	$30
Five Corners Funding Trust
4.419%, 11/15/2023 (B)	500	512
Ford Motor Credit LLC
5.875%, 08/02/2021	550	633
3.984%, 06/15/2016	200	212
2.750%, 05/15/2015	800	816
General Electric Capital MTN
6.875%, 01/10/2039	520	685
6.375%, 11/15/2067 (A)	80	88
6.150%, 08/07/2037	885	1,073
6.000%, 08/07/2019	645	757
5.875%, 01/14/2038 (D)	325	383
5.625%, 09/15/2017	100	114
5.500%, 01/08/2020	180	207
5.400%, 02/15/2017	200	223
5.300%, 02/11/2021	470	529
4.625%, 01/07/2021	540	595
2.300%, 04/27/2017	45	46
2.100%, 12/11/2019	30	30
1.625%, 07/02/2015	180	182
0.716%, 08/15/2036 (A)	850	705
0.616%, 05/05/2026 (A)	155	142
Goldman Sachs Group
7.500%, 02/15/2019	710	859
6.750%, 10/01/2037	182	208
6.250%, 09/01/2017	350	400
6.250%, 02/01/2041	420	499
6.150%, 04/01/2018	780	892
6.000%, 06/15/2020	880	1,011
5.750%, 01/24/2022	200	227
5.375%, 03/15/2020	950	1,060
4.000%, 03/03/2024 (D)	745	739
3.300%, 05/03/2015	55	56
2.900%, 07/19/2018	220	224
2.625%, 01/31/2019	485	484
2.375%, 01/22/2018	520	523
GTP Acquisition Partners
4.347%, 06/15/2016 (B)	144	153
HCP MTN‡
6.300%, 09/15/2016	375	422
6.000%, 06/15/2014	500	505
3.750%, 02/01/2019	653	688
2.625%, 02/01/2020	300	293
Health Care‡
6.125%, 04/15/2020	1,475	1,691
4.500%, 01/15/2024	102	105
Healthcare Realty Trust‡
6.500%, 01/17/2017	1,400	1,580
HSBC Bank PLC
4.125%, 08/12/2020 (B)	100	106
HSBC Bank USA
4.625%, 04/01/2014	175	175
2.375%, 02/13/2015	435	442

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSBC Finance
6.676%, 01/15/2021	$850	$992
5.500%, 01/19/2016	140	151
HSBC Holdings PLC
5.250%, 03/14/2044	310	313
4.875%, 01/14/2022	100	109
4.250%, 03/14/2024	365	365
4.000%, 03/30/2022	206	214
Hyundai Capital America
2.125%, 10/02/2017 (B)	60	60
ING Bank (B)
5.800%, 09/25/2023	670	715
3.750%, 03/07/2017	200	213
Inter-American Development Bank MTN
4.375%, 01/24/2044	100	103
3.875%, 10/28/2041	266	255
IntercontinentalExchange Group
4.000%, 10/15/2023	65	67
2.500%, 10/15/2018	85	86
International Lease Finance (B)
7.125%, 09/01/2018	500	581
6.750%, 09/01/2016	640	712
Intesa Sanpaolo
3.125%, 01/15/2016	250	256
2.375%, 01/13/2017	368	369
Invesco Finance
4.000%, 01/30/2024	43	44
Jackson National Life Global Funding
4.700%, 06/01/2018 (B)	100	107
Jefferies Group
6.450%, 06/08/2027	160	171
6.250%, 01/15/2036	120	122
John Deere Capital MTN
5.750%, 09/10/2018	100	116
JPMorgan Chase
5.400%, 01/06/2042	25	28
4.850%, 02/01/2044	190	194
4.650%, 06/01/2014	85	86
4.500%, 01/24/2022	660	712
3.450%, 03/01/2016	385	403
3.375%, 05/01/2023	150	142
3.250%, 09/23/2022	240	236
3.200%, 01/25/2023	100	97
3.150%, 07/05/2016	180	188
1.100%, 10/15/2015	390	392
JPMorgan Chase Bank
6.000%, 10/01/2017	1,927	2,195
JPMorgan Chase Capital XIII
1.197%, 09/30/2034 (A) (D)	500	416
KeyBank
5.800%, 07/01/2014	250	253
Landwirtschaftliche Rentenbank
1.375%, 10/23/2019	120	115

100	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lazard Group LLC
6.850%, 06/15/2017	$574	$653
4.250%, 11/14/2020	290	300
Liberty Mutual Group (B)
6.500%, 05/01/2042	169	200
4.250%, 06/15/2023	350	355
Lincoln National
4.850%, 06/24/2021	10	11
Lloyds TSB Bank MTN
5.800%, 01/13/2020 (B)	310	356
Macquarie Bank
5.000%, 02/22/2017 (B)	170	185
Macquarie Group
7.625%, 08/13/2019 (B)	70	84
7.300%, 08/01/2014 (B)	120	123
7.300%, 08/01/2014	1,475	1,507
6.250%, 01/14/2021 (B)	96	107
6.000%, 01/14/2020 (B)	50	55
Markel
4.900%, 07/01/2022	175	187
3.625%, 03/30/2023	125	122
Massachusetts Mutual Life Insurance (B)
8.875%, 06/01/2039	295	449
5.375%, 12/01/2041 (D)	49	54
MassMutual Global Funding II
2.875%, 04/21/2014 (B)	100	100
MetLife
6.750%, 06/01/2016	390	437
6.400%, 12/15/2036	945	997
5.700%, 06/15/2035	15	17
Metropolitan Life Global Funding (B)
5.125%, 06/10/2014	100	101
1.700%, 06/29/2015	213	216
1.500%, 01/10/2018	100	97
Mid-America Apartments‡
4.300%, 10/15/2023	230	232
Morgan Stanley MTN
7.300%, 05/13/2019	320	388
6.625%, 04/01/2018	2,050	2,390
5.950%, 12/28/2017 (D)	200	228
5.750%, 01/25/2021	100	115
5.625%, 09/23/2019	350	398
5.550%, 04/27/2017	100	112
5.500%, 07/28/2021	207	234
5.450%, 01/09/2017	470	520
5.375%, 10/15/2015	290	309
4.200%, 11/20/2014	156	160
2.500%, 01/24/2019 (D)	210	209
Murray Street Investment Trust
4.647%, 03/09/2017 (E)	537	580
National Australia Bank (B)
3.750%, 03/02/2015	120	124
3.000%, 07/27/2016	180	189

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

National City
6.875%, 05/15/2019	$50	$59
0.604%, 06/07/2017 (A)	600	595
National Rural Utilities Cooperative Finance
10.375%, 11/01/2018	60	81
Nationwide Mutual Insurance
9.375%, 08/15/2039 (B)	165	243
6.600%, 04/15/2034 (B)	35	35
5.810%, 12/15/2024 (A) (B)	760	768
New York Life Global Funding
3.000%, 05/04/2015 (B)	150	154
New York Life Insurance
6.750%, 11/15/2039 (B)	255	332
2.100%, 01/02/2019	330	328
Nomura Holdings
6.700%, 03/04/2020	54	63
5.000%, 03/04/2015	40	42
4.125%, 01/19/2016	60	63
Norddeutsche Landesbank Girozentrale
2.000%, 02/05/2019 (B)	1,200	1,190
Nordea Bank (B)
4.875%, 05/13/2021	250	262
2.375%, 04/04/2019	780	777
1.625%, 05/15/2018	220	216
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (B)	430	517
Oversea-Chinese Banking
1.625%, 03/13/2015 (B)	200	202
PACCAR Financial MTN
1.600%, 03/15/2017	53	53
1.550%, 09/29/2014	35	35
Pacific Life Global Funding MTN
5.000%, 05/15/2017 (B)	50	52
Pacific Life Insurance
9.250%, 06/15/2039 (B)	80	117
Pipeline Funding
7.500%, 01/15/2030 (B)	450	557
PNC Funding
5.125%, 02/08/2020	90	101
3.300%, 03/08/2022	76	77
2.700%, 09/19/2016	20	21
Post Apartment Homes
4.750%, 10/15/2017	700	766
Pricoa Global Funding
1.600%, 05/29/2018 (B)	150	146
Principal Life Income Funding Trusts MTN
5.100%, 04/15/2014 (D)	225	225
Prologis‡
6.875%, 03/15/2020	29	34
Prudential Financial MTN
5.625%, 05/12/2041	10	11

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	101

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Prudential Holdings LLC
8.695%, 12/18/2023 (B)	$574	$723
Prudential Insurance of America
8.300%, 07/01/2025 (B)	150	199
Rabobank Nederland
3.200%, 03/11/2015 (B)	200	205
Royal Bank of Canada
2.300%, 07/20/2016	120	124
2.000%, 10/01/2018	183	183
1.200%, 09/19/2017	140	139
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015	330	337
Santander Holdings USA
3.450%, 08/27/2018	230	238
Santander US Debt Unipersonal
3.724%, 01/20/2015 (B)	100	102
Simon Property Group‡
10.350%, 04/01/2019	130	176
5.650%, 02/01/2020	38	44
4.125%, 12/01/2021	27	29
2.150%, 09/15/2017	125	128
SLM MTN
3.875%, 09/10/2015	390	402
Standard Chartered
5.700%, 03/26/2044 (B)	775	768
State Street
4.956%, 03/15/2018	300	327
3.700%, 11/20/2023	138	139
3.100%, 05/15/2023	72	68
Sumitomo Mitsui Financial Group
4.436%, 04/02/2024 (B)	380	380
Swedbank
2.375%, 02/27/2019 (B)	620	617
Tanger Properties‡
3.875%, 12/01/2023	155	154
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (B)	150	197
Toronto-Dominion Bank MTN
2.500%, 07/14/2016	72	75
Toyota Motor Credit MTN
3.400%, 09/15/2021	650	669
1.250%, 10/05/2017	250	248
Travelers Property Casualty
7.750%, 04/15/2026	100	134
UBS MTN
5.875%, 12/20/2017	120	137
5.750%, 04/25/2018	100	114
US Bancorp MTN
3.000%, 03/15/2022	33	33
2.950%, 07/15/2022	25	24
2.450%, 07/27/2015	75	77
1.950%, 11/15/2018	100	100

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wachovia Bank MTN
6.000%, 11/15/2017	$590	$680
0.563%, 03/15/2016 (A)	400	399
Wachovia Capital Trust
5.570%, 12/31/2049 (A)	500	481
WEA Finance LLC
6.750%, 09/02/2019 (B)	130	156
4.625%, 05/10/2021 (B)	10	11
Wells Fargo MTN
5.375%, 11/02/2043	125	132
4.125%, 08/15/2023	900	910
3.500%, 03/08/2022	430	439
3.450%, 02/13/2023	230	223
3.000%, 01/22/2021	575	575
2.150%, 01/15/2019	46	46
Westpac Banking
4.875%, 11/19/2019	170	189
2.450%, 11/28/2016 (B)	200	207
WR Berkley
4.625%, 03/15/2022	153	161
XLIT
5.250%, 12/15/2043	150	159

		105,619

Health Care — 1.3%
AbbVie
2.900%, 11/06/2022	1,270	1,223
1.750%, 11/06/2017	290	291
Actavis
3.250%, 10/01/2022	13	13
Aetna
2.200%, 03/15/2019	180	179
Amgen
5.750%, 03/15/2040	62	70
5.650%, 06/15/2042	227	252
5.375%, 05/15/2043	265	283
5.150%, 11/15/2041	905	932
4.500%, 03/15/2020	22	24
3.875%, 11/15/2021	100	104
3.450%, 10/01/2020	50	51
Boston Scientific
4.125%, 10/01/2023	165	167
Celgene
5.250%, 08/15/2043	205	219
2.300%, 08/15/2018	195	195
1.900%, 08/15/2017	63	64
Express Scripts Holding
2.650%, 02/15/2017	405	419
2.100%, 02/12/2015	455	461
Gilead Sciences
5.650%, 12/01/2041	35	40
3.700%, 04/01/2024	720	720
GlaxoSmithKline Capital PLC
2.850%, 05/08/2022	170	166
1.500%, 05/08/2017	160	161

102	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Humana
7.200%, 06/15/2018	$159	$189
3.150%, 12/01/2022	400	381
McKesson
3.796%, 03/15/2024	245	245
2.284%, 03/15/2019	505	501
Medco Health Solutions
2.750%, 09/15/2015	35	36
Medtronic
3.625%, 03/15/2024	545	547
Merck
2.800%, 05/18/2023	240	228
2.400%, 09/15/2022	29	27
Mylan
5.400%, 11/29/2043	90	93
2.550%, 03/28/2019	390	386
Novartis Capital
4.400%, 05/06/2044	270	273
3.400%, 05/06/2024	66	66
Perrigo (B)
4.000%, 11/15/2023	240	240
2.300%, 11/08/2018	255	252
Pfizer
6.200%, 03/15/2019	120	142
3.000%, 06/15/2023	190	184
Quest Diagnostics
4.250%, 04/01/2024	315	313
Roche Holdings
6.000%, 03/01/2019 (B)	103	121
St. Jude Medical
3.250%, 04/15/2023 (D)	345	335
Stryker
1.300%, 04/01/2018	280	274
Teva Pharmaceutical Finance
3.650%, 11/10/2021	190	190
3.650%, 11/10/2021	185	185
Thermo Fisher Scientific
5.300%, 02/01/2044	70	75
4.150%, 02/01/2024	98	101
2.400%, 02/01/2019	140	139
1.300%, 02/01/2017	395	393
UnitedHealth Group
3.875%, 10/15/2020	180	190
3.375%, 11/15/2021	75	76
2.875%, 03/15/2023	50	47
WellPoint
5.100%, 01/15/2044	105	109
4.625%, 05/15/2042	41	40
3.125%, 05/15/2022	821	786
2.300%, 07/15/2018	65	65
1.250%, 09/10/2015	50	50
Wyeth LLC
5.950%, 04/01/2037	170	206

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Zoetis
4.700%, 02/01/2043	$11	$11
3.250%, 02/01/2023	190	183

		13,713

Industrials — 1.3%
ABB Finance USA
4.375%, 05/08/2042	42	42
2.875%, 05/08/2022	23	22
1.625%, 05/08/2017	20	20
ADT
4.875%, 07/15/2042	22	18
3.500%, 07/15/2022	21	18
Air Canada Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (B)	28	28
American Airlines Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	15	17
American Airlines Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023(B)	970	1,041
BAE Systems (B)
5.800%, 10/11/2041	20	22
4.750%, 10/11/2021	750	805
BAE Systems Holdings (B)
6.375%, 06/01/2019	100	115
5.200%, 08/15/2015	90	95
Boeing
4.875%, 02/15/2020	210	235
Burlington Northern Santa Fe
7.290%, 06/01/2036	90	118
5.750%, 03/15/2018	950	1,081
5.400%, 06/01/2041	50	55
4.900%, 04/01/2044	155	160
4.700%, 10/01/2019	75	83
3.450%, 09/15/2021	16	16
Canadian National Railway
5.850%, 11/15/2017	50	57
Cargill
7.350%, 03/06/2019 (B)	250	302
Caterpillar
0.950%, 06/26/2015	300	302
Catholic Health Initiatives
4.350%, 11/01/2042	30	27
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl A-1
7.256%, 03/15/2020	209	233
Continental Airlines Pass-Through Trust, Ser 2000-1, Cl A-1
8.048%, 11/01/2020	346	399
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	705	800

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	103

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Continental Airlines Pass-Through Trust, Ser 2009-2, Cl A
7.250%, 11/10/2019	$165	$193
Crane
4.450%, 12/15/2023	140	144
CSX
6.250%, 03/15/2018	155	179
Danaher
3.900%, 06/23/2021	22	23
Deere
3.900%, 06/09/2042	153	142
2.600%, 06/08/2022	15	14
Delta Air Lines Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	130	153
Delta Air Lines Pass-Through Trust, Ser 2010-1, Cl A
6.200%, 07/02/2018 (D)	426	477
Delta Air Lines Pass-Through Trust, Ser 2010-2, Cl A
4.950%, 05/23/2019 (D)	39	42
Delta Air Lines Pass-Through Trust, Ser 2012-1, Cl A
4.750%, 05/07/2020	20	21
Eaton
7.625%, 04/01/2024	75	94
4.150%, 11/02/2042	110	102
2.750%, 11/02/2022	410	389
1.500%, 11/02/2017	100	100
Fluor
3.375%, 09/15/2021	68	69
General Electric
4.500%, 03/11/2044 (D)	330	335
3.375%, 03/11/2024	1,075	1,082
General Electric Capital
0.850%, 10/09/2015	110	111
Glencore Funding LLC
2.500%, 01/15/2019 (B)	190	183
Koninklijke Philips Electronics
5.750%, 03/11/2018	24	27
3.750%, 03/15/2022	127	131
Lockheed Martin
4.070%, 12/15/2042	91	85
3.350%, 09/15/2021	650	663
2.125%, 09/15/2016	37	38
Norfolk Southern
6.000%, 05/23/2111	158	180
Northrop Grumman
4.750%, 06/01/2043	290	292
3.250%, 08/01/2023	1,770	1,695
Pitney Bowes MTN
5.600%, 03/15/2018	25	27
Republic Services
3.550%, 06/01/2022	29	29

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ryder System MTN
3.600%, 03/01/2016	$35	$37
2.500%, 03/01/2017	47	48
Union Pacific
4.300%, 06/15/2042	20	19
4.163%, 07/15/2022	131	139
United Airlines Pass-Through Trust, Ser 2013-1, Cl A
4.300%, 08/15/2025	33	34
United Technologies
8.875%, 11/15/2019	110	142
4.500%, 06/01/2042	117	119
UPS
8.375%, 04/01/2020	50	66
Waste Management
4.750%, 06/30/2020	93	102
4.600%, 03/01/2021	90	98
2.600%, 09/01/2016	180	186

		14,121

Information Technology — 0.6%
Apple
2.400%, 05/03/2023	114	106
0.488%, 05/03/2018 (A)	69	69
Arrow Electronics
6.875%, 06/01/2018	95	108
6.000%, 04/01/2020	45	50
3.375%, 11/01/2015	5	5
Cisco Systems
5.900%, 02/15/2039	150	178
5.500%, 01/15/2040	100	114
3.625%, 03/04/2024	605	610
2.125%, 03/01/2019	660	657
eBay
4.000%, 07/15/2042	21	19
2.600%, 07/15/2022	19	18
Google
3.375%, 02/25/2024	310	311
Hewlett-Packard
6.000%, 09/15/2041	23	25
4.650%, 12/09/2021	20	21
4.375%, 09/15/2021	24	25
HP Enterprise Services
7.450%, 10/15/2029	125	149
Intel
4.800%, 10/01/2041	65	67
3.300%, 10/01/2021	70	72
International Business Machines
4.000%, 06/20/2042 (D)	169	156
3.625%, 02/12/2024	550	555
1.625%, 05/15/2020	541	512
Intuit
5.750%, 03/15/2017	75	84
Juniper Networks
4.500%, 03/15/2024	80	81

104	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MasterCard
3.375%, 04/01/2024	$640	$639
Microsoft
4.875%, 12/15/2043	165	178
4.500%, 10/01/2040	14	14
3.625%, 12/15/2023	89	91
Oracle
6.125%, 07/08/2039	27	33
5.375%, 07/15/2040	17	19
3.625%, 07/15/2023	271	274
2.375%, 01/15/2019	61	62
1.200%, 10/15/2017	250	248
Texas Instruments
2.750%, 03/12/2021	275	273
1.650%, 08/03/2019	55	53
TSMC Global
1.625%, 04/03/2018 (B)	460	446
Xerox
4.500%, 05/15/2021	13	14
2.950%, 03/15/2017	27	28

		6,364

Materials — 0.9%
Barrick Gold
4.100%, 05/01/2023 (D)	585	555
3.850%, 04/01/2022	540	516
BHP Billiton Finance USA
6.500%, 04/01/2019	125	150
5.000%, 09/30/2043	439	465
4.125%, 02/24/2042	40	37
3.850%, 09/30/2023	440	451
3.250%, 11/21/2021	360	364
2.050%, 09/30/2018	44	44
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	170	171
Cliffs Natural Resources
4.800%, 10/01/2020	70	69
3.950%, 01/15/2018	260	261
CRH America
6.000%, 09/30/2016	31	34
Dow Chemical
8.550%, 05/15/2019	47	60
5.250%, 11/15/2041	70	73
4.125%, 11/15/2021	61	64
3.000%, 11/15/2022	800	760
E.I. Du Pont de Nemours
5.600%, 12/15/2036	80	91
4.900%, 01/15/2041	25	27
1.950%, 01/15/2016	40	41
Ecolab
3.000%, 12/08/2016	220	231
1.450%, 12/08/2017	31	31
Freeport-McMoRan Copper
3.550%, 03/01/2022	240	229

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.100%, 03/15/2020	$160	$156
2.375%, 03/15/2018	50	50
2.150%, 03/01/2017	81	82
LYB International Finance BV
5.250%, 07/15/2043	95	100
4.875%, 03/15/2044	180	180
Mosaic
5.625%, 11/15/2043	110	118
5.450%, 11/15/2033	194	210
4.875%, 11/15/2041	30	29
4.250%, 11/15/2023	60	62
3.750%, 11/15/2021	25	25
Nucor
4.000%, 08/01/2023	179	178
Plains Exploration & Production
6.875%, 02/15/2023	10	11
6.500%, 11/15/2020	50	55
Potash Corp of Saskatchewan
6.500%, 05/15/2019	50	59
PPG Industries
9.000%, 05/01/2021	145	188
Praxair
5.200%, 03/15/2017	70	77
Rio Tinto Finance USA
6.500%, 07/15/2018	200	235
3.750%, 09/20/2021	545	561
Rio Tinto Finance USA PLC
9.000%, 05/01/2019	30	39
8.950%, 05/01/2014	80	81
2.250%, 12/14/2018	70	70
Southern Copper
5.250%, 11/08/2042	370	317
Teck Resources Limited
6.250%, 07/15/2041	5	5
Union Carbide
7.750%, 10/01/2096	50	58
Vale
5.625%, 09/11/2042	53	50
Vale Overseas
6.875%, 11/21/2036	190	202
4.375%, 01/11/2022	885	879
Xstrata Finance Canada
2.700%, 10/25/2017 (B)	250	253
2.050%, 10/23/2015 (B)	452	457

		9,511

Telecommunication Services — 1.5%
America Movil
5.625%, 11/15/2017	400	454
3.125%, 07/16/2022 (D)	535	510
1.234%, 09/12/2016 (A)	220	222
AT&T
6.300%, 01/15/2038	435	495
5.800%, 02/15/2019	210	243

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	105

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.500%, 02/01/2018	$100	$113
5.350%, 09/01/2040	423	432
4.350%, 06/15/2045	117	103
4.300%, 12/15/2042	250	222
3.900%, 03/11/2024 (D)	675	673
3.875%, 08/15/2021	350	365
1.600%, 02/15/2017	45	45
0.875%, 02/13/2015	75	75
BellSouth Telecommunications
6.300%, 12/15/2015	66	68
British Telecommunications
5.950%, 01/15/2018	200	228
Centel Capital
9.000%, 10/15/2019	65	78
CenturyLink
7.650%, 03/15/2042	15	14
7.600%, 09/15/2039	60	57
6.450%, 06/15/2021	120	129
Deutsche Telekom International Finance
6.000%, 07/08/2019	175	205
5.750%, 03/23/2016	170	186
2.250%, 03/06/2017 (B)	770	788
Nippon Telegraph & Telephone
1.400%, 07/18/2017	65	65
Orange
9.000%, 03/01/2031	50	72
2.750%, 09/14/2016	35	36
Qwest
6.750%, 12/01/2021	156	174
Rogers Communications
5.450%, 10/01/2043	33	35
4.100%, 10/01/2023	80	82
Telefonica Chile
3.875%, 10/12/2022 (B)	210	199
Telefonica Emisiones SAU
5.877%, 07/15/2019	130	146
5.462%, 02/16/2021	23	25
5.134%, 04/27/2020	230	249
4.570%, 04/27/2023	335	342
Verizon Communications
7.750%, 12/01/2030	610	807
6.550%, 09/15/2043	610	742
6.400%, 09/15/2033	1,832	2,175
6.350%, 04/01/2019	120	142
5.150%, 09/15/2023	1,670	1,828
5.050%, 03/15/2034	407	418
4.500%, 09/15/2020	404	439
4.150%, 03/15/2024	130	132
3.850%, 11/01/2042	200	167
3.450%, 03/15/2021	310	314
2.550%, 06/17/2019	235	236
2.500%, 09/15/2016	24	25
2.450%, 11/01/2022	140	128

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Verizon Global Funding
5.850%, 09/15/2035	$40	$44
Vodafone Group PLC
5.450%, 06/10/2019	75	86
2.950%, 02/19/2023	540	506
1.625%, 03/20/2017	80	81

		15,400

Utilities — 1.7%
AEP Texas Central Transition Funding II
5.170%, 01/01/2018	575	633
5.090%, 07/01/2015	1,077	1,105
AGL Capital
6.375%, 07/15/2016	50	56
5.250%, 08/15/2019	50	56
Alabama Power
6.125%, 05/15/2038	18	22
5.875%, 12/01/2022	95	112
Ameren
8.875%, 05/15/2014	255	257
American Electric Power
1.650%, 12/15/2017	383	381
American Water Capital
3.850%, 03/01/2024	120	122
Appalachian Power
6.700%, 08/15/2037	100	126
5.950%, 05/15/2033	100	113
Arizona Public Service
5.050%, 09/01/2041	47	51
4.500%, 04/01/2042	15	15
Atmos Energy
4.950%, 10/15/2014	75	77
Boston Gas
4.487%, 02/15/2042 (B)	35	35
Carolina Power & Light
5.300%, 01/15/2019	175	199
3.000%, 09/15/2021	194	195
2.800%, 05/15/2022	25	24
CenterPoint Energy
6.500%, 05/01/2018	50	58
CenterPoint Energy Houston Electric
4.500%, 04/01/2044	140	144
CenterPoint Energy Resources
4.500%, 01/15/2021	81	88
Cleveland Electric Illuminating
7.880%, 11/01/2017	170	204
Consolidated Edison of New York
5.700%, 06/15/2040	38	45
4.450%, 03/15/2044	695	689
Consumers Energy
6.700%, 09/15/2019	100	121
Detroit Edison
2.650%, 06/15/2022	26	25

106	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Dominion Gas Holdings
4.800%, 11/01/2043 (B)	$125	$128
Dominion Resources
8.875%, 01/15/2019	340	430
6.400%, 06/15/2018	180	210
5.250%, 08/01/2033	90	99
1.950%, 08/15/2016	165	168
Duke Energy
3.950%, 10/15/2023	135	138
3.550%, 09/15/2021	76	78
Duke Energy Carolinas
4.300%, 06/15/2020	39	42
4.250%, 12/15/2041	28	28
Duke Energy Florida
3.850%, 11/15/2042	215	196
Duke Energy Indiana
4.200%, 03/15/2042	30	29
3.750%, 07/15/2020	52	55
Duke Energy Ohio
3.800%, 09/01/2023	145	150
Duke Energy Progress
4.100%, 05/15/2042	25	24
Electricite de France (B)
6.000%, 01/22/2114	230	241
4.875%, 01/22/2044	155	155
Enel Finance International
5.125%, 10/07/2019 (B) (D)	100	110
Exelon Generation
6.200%, 10/01/2017	100	113
4.000%, 10/01/2020 (D)	120	123
FirstEnergy
4.250%, 03/15/2023	340	330
2.750%, 03/15/2018	70	70
FirstEnergy, Ser C
7.375%, 11/15/2031	480	551
Florida Power & Light
5.950%, 10/01/2033	35	43
5.125%, 06/01/2041	28	31
Jersey Central Power & Light
7.350%, 02/01/2019	100	119
4.700%, 04/01/2024 (B)	200	207
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	57	60
Kansas City Power & Light
5.300%, 10/01/2041	100	108
Louisville Gas & Electric
4.650%, 11/15/2043	85	88
Massachusetts Electric
5.900%, 11/15/2039 (B)	55	65
Metropolitan Edison
3.500%, 03/15/2023 (B)	350	336
MidAmerican Energy
4.800%, 09/15/2043	20	21
2.400%, 03/15/2019	250	252

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MidAmerican Energy Holdings
6.500%, 09/15/2037	$200	$247
5.150%, 11/15/2043 (B)	105	112
3.750%, 11/15/2023 (B)	156	155
Nevada Power
7.125%, 03/15/2019	110	135
6.500%, 08/01/2018	40	47
5.450%, 05/15/2041	50	58
5.375%, 09/15/2040	12	14
NextEra Energy Capital Holdings
3.625%, 06/15/2023	100	97
Niagara Mohawk Power
4.881%, 08/15/2019 (B)	80	89
NiSource Finance
5.800%, 02/01/2042	149	160
5.650%, 02/01/2045	50	54
Northern States Power
6.250%, 06/01/2036	100	126
5.350%, 11/01/2039	19	22
Oncor Electric Delivery LLC
6.800%, 09/01/2018	460	543
5.250%, 09/30/2040	250	272
Pacific Gas & Electric
8.250%, 10/15/2018	180	224
5.800%, 03/01/2037	70	81
5.625%, 11/30/2017	525	596
5.400%, 01/15/2040	42	46
4.750%, 02/15/2044	100	101
4.500%, 12/15/2041	48	47
3.250%, 09/15/2021	12	12
3.250%, 06/15/2023	140	135
Pacificorp
6.250%, 10/15/2037	90	114
5.650%, 07/15/2018	175	200
3.600%, 04/01/2024	390	394
Potomac Electric Power
3.600%, 03/15/2024	280	283
PPL Capital Funding
5.000%, 03/15/2044	185	187
3.950%, 03/15/2024	155	155
Progress Energy
3.150%, 04/01/2022	280	275
PSEG Power LLC
5.500%, 12/01/2015	100	107
5.320%, 09/15/2016	40	44
5.125%, 04/15/2020	45	49
4.150%, 09/15/2021	33	34
2.750%, 09/15/2016	200	208
Public Service Electric & Gas
5.375%, 11/01/2039	28	32
2.700%, 05/01/2015	45	46
Public Service of New Hampshire
3.500%, 11/01/2023	205	205

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	107

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Public Service of Oklahoma
5.150%, 12/01/2019	$83	$92
San Diego Gas & Electric
6.000%, 06/01/2026	60	73
3.950%, 11/15/2041	14	13
Sempra Energy
6.000%, 10/15/2039	50	60
Southern
1.950%, 09/01/2016	26	27
Southern California Edison
5.500%, 03/15/2040	50	58
4.050%, 03/15/2042	5	5
3.900%, 12/01/2041	60	55
3.875%, 06/01/2021	22	23
3.500%, 10/01/2023	560	565
Southern Power
5.150%, 09/15/2041	11	12
Southwestern Electric Power
3.550%, 02/15/2022	120	121
Southwestern Public Service
8.750%, 12/01/2018	90	115
Virginia Electric and Power
4.650%, 08/15/2043	245	253
4.450%, 02/15/2044	135	136
2.950%, 01/15/2022	330	326
Wisconsin Electric Power
2.950%, 09/15/2021	3	3

		17,394

Total Corporate Obligations (Cost $232,807) ($ Thousands)		241,620

ASSET-BACKED SECURITIES — 9.0%

Automotive — 1.7%
Ally Auto Receivables Trust, Ser 2010-2, Cl A4
2.090%, 05/15/2015	3	3
Ally Auto Receivables Trust, Ser 2010-3, Cl A4
1.550%, 08/17/2015	23	24
Ally Auto Receivables Trust, Ser 2010-5, Cl A4
1.750%, 03/15/2016	526	529
Ally Auto Receivables Trust, Ser 2011-1, Cl A4
2.230%, 03/15/2016	393	396
Ally Auto Receivables Trust, Ser 2012-1, Cl A3
0.930%, 02/16/2016	62	62
Ally Auto Receivables Trust, Ser 2012-2, Cl A3
0.740%, 04/15/2016	272	273
Ally Auto Receivables Trust, Ser 2012-5, Cl A2
0.450%, 07/15/2015	203	203

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ally Auto Receivables Trust, Ser 2013-1, Cl A4
0.840%, 02/15/2018	$451	$450
Ally Auto Receivables Trust, Ser 2013-2, Cl A3
0.790%, 01/15/2018	574	575
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016 (B)	34	34
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl A
1.450%, 04/16/2018 (B)	130	131
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A3
1.170%, 05/09/2016	73	73
AmeriCredit Automobile Receivables Trust, Ser 2011-5, Cl A3
1.550%, 07/08/2016	119	120
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl A3
0.670%, 06/08/2017	236	236
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A2
0.510%, 01/08/2016	43	43
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/2017	48	48
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl A2
0.490%, 06/08/2016	43	43
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A2
0.530%, 11/08/2016	94	94
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl A2
0.680%, 10/11/2016	699	700
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A2
0.740%, 11/08/2016	346	346
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (B)	190	195

108	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

California Republic Auto Receivables Trust, Ser 2012-1, Cl A
1.180%, 08/15/2017 (B)	$50	$50
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A2
0.620%, 07/20/2016	106	106
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A3
0.790%, 06/20/2017	769	769
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A2
0.920%, 09/20/2016	385	386
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A4
1.560%, 07/20/2018	205	207
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A1B
0.587%, 11/20/2015 (A)	150	150
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A2
1.040%, 11/21/2016	281	282
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A4
1.680%, 04/20/2018	261	263
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A3
1.090%, 03/20/2018	347	346
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A4
1.470%, 07/20/2018	472	471
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A3
1.320%, 06/20/2018	323	324
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A4
1.690%, 10/22/2018	280	280
CFC LLC, Ser 2013-1A, Cl A
1.650%, 07/17/2017 (B)	75	75
CFC LLC, Ser 2014-1A, Cl A
1.460%, 12/17/2018 (B)	214	214
CPS Auto Trust, Ser 2011-C, Cl A
4.210%, 03/15/2019 (B)	61	63
CPS Auto Trust, Ser 2013-C, Cl A
1.620%, 08/15/2016	311	313
CPS Auto Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (B)	287	289
CPS Auto Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (B)	100	100
Exeter Auto Receivables Trust, Ser 2013-2A, Cl A
1.490%, 11/15/2017	220	220
Exeter Auto Receivables Trust, Ser 2014-1A, Cl A
1.290%, 05/15/2018 (B)	178	179

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Fifth Third Auto Trust, Ser 2013-1, Cl A3
0.880%, 10/16/2017	$105	$106
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (B)	39	39
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A3
0.580%, 12/15/2016	267	267
Ford Credit Auto Owner Trust, Ser 2013-B, Cl A2
0.380%, 02/15/2016	133	133
Ford Credit Auto Owner Trust, Ser 2013-D, Cl A2
0.450%, 08/15/2016	745	745
Harley-Davidson Motorcycle Trust, Ser 2011-2, Cl A3
1.110%, 09/15/2016	96	96
Hertz Vehicle Financing, Ser 2013-1A, Cl A2
1.830%, 08/25/2019 (B)	800	789
Honda Auto Receivables Owner Trust, Ser 2012-4, Cl A3
0.520%, 08/18/2016	445	446
Honda Auto Receivables Owner Trust, Ser 2013-1, Cl A2
0.350%, 06/22/2015	49	49
Honda Auto Receivables Owner Trust, Ser 2013-2, Cl A3
0.530%, 02/16/2017	306	306
Honda Auto Receivables Owner Trust, Ser 2013-4, Cl A2
0.450%, 04/18/2016	630	630
Honda Auto Receivables Owner Trust, Ser 2014-1, Cl A2
0.410%, 09/21/2016	320	320
Huntington Auto Trust, Ser 2011-1A, Cl A4
1.310%, 11/15/2016 (B)	200	202
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A4
1.630%, 03/15/2017	71	71
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A3
1.040%, 09/15/2015	3	3
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A4
1.650%, 02/15/2017	71	71
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/2016 (B)	79	80
MMCA Automobile Trust, Ser 2012-A, Cl A4
1.570%, 08/15/2017 (B)	200	202

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	109

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nissan Auto Lease Trust, Ser 2012-B, Cl A2A
0.450%, 06/15/2015	$23	$24
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A4
1.310%, 09/15/2016	17	17
Nissan Auto Receivables Owner Trust, Ser 2012-B, Cl A2
0.390%, 04/15/2015	11	11
Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A2
0.370%, 09/15/2015	21	21
Nissan Auto Receivables Owner Trust, Ser 2014-A, Cl A2
0.420%, 11/15/2016	164	164
Santander Drive Auto Receivables Trust, Ser 2010-A, Cl A4
2.390%, 06/15/2017 (B)	92	93
Santander Drive Auto Receivables Trust, Ser 2011-1, Cl B
2.350%, 11/16/2015	28	28
Santander Drive Auto Receivables Trust, Ser 2011-S2A, Cl B
2.060%, 06/15/2017 (B)	9	9
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl A3
0.830%, 12/15/2016	202	202
Santander Drive Auto Receivables Trust, Ser 2012-6, Cl A3
0.620%, 07/15/2016	129	129
Santander Drive Auto Receivables Trust, Ser 2013-1, Cl A2
0.480%, 02/16/2016	27	27
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl A3
0.700%, 09/15/2017	785	786
Santander Drive Auto Receivables Trust, Ser 2013-3, Cl A2
0.550%, 09/15/2016	500	500
Santander Drive Auto Receivables Trust, Ser 2014-1, Cl A3
0.870%, 01/16/2018	278	278
SNAAC Auto Receivables Trust, Ser 2012-1A, Cl A
1.780%, 06/15/2016 (B)	1	1

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Toyota Auto Receivables Owner Trust, Ser 2011-A, Cl A4
1.560%, 05/15/2015	$71	$71
Toyota Auto Receivables Owner Trust, Ser 2013-B, Cl A2
0.480%, 02/15/2016	305	305
Toyota Auto Receivables Owner Trust, Ser 2014-A, Cl A2
0.410%, 08/15/2016	430	430
Volkswagen Auto Loan Enhanced Trust, Ser 2012-2, Cl A2
0.330%, 07/20/2015	66	66
Volkswagen Auto Loan Enhanced Trust, Ser 2013-2, Cl A2
0.420%, 07/20/2016	590	590
World Omni Auto Receivables Trust, Ser 2012-B, Cl A2
0.430%, 11/16/2015	23	23

		17,995

Credit Cards — 0.8%
American Express Issuance Trust II, Ser 2013-1, Cl A
0.435%, 02/15/2019 (A)	581	580
American Express Issuance Trust II, Ser 2013-2, Cl A
0.585%, 08/15/2019 (A)	556	558
Cabela’s Master Credit Card Trust, Ser 2012-1A, Cl A1
1.630%, 02/18/2020 (B)	200	202
Chase Issuance Trust, Ser 2012-A3, Cl A3
0.790%, 06/15/2017	890	894
Chase Issuance Trust, Ser 2012-A8, Cl A8
0.540%, 10/16/2017	181	181
Chase Issuance Trust, Ser 2012-A9, Cl A9
0.305%, 10/16/2017 (A)	519	519
Chase Issuance Trust, Ser 2013-A2, Cl A2
0.255%, 02/15/2017 (A)	182	182
Chase Issuance Trust, Ser 2013-A7, Cl A
0.585%, 09/15/2020 (A)	264	265
Chase Issuance Trust, Ser 2014-A3, Cl A3
0.353%, 05/15/2018 (A)	618	618
Citibank Credit Card Issuance Trust, Ser 2013-A5, Cl A6
1.320%, 09/07/2018	921	929
Citibank Credit Card Issuance Trust, Ser 2013-A7, Cl A7
0.584%, 09/10/2020 (A)	1,917	1,923

110	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Discover Card Execution Note Trust, Ser 2014-A1, Cl A1
0.585%, 07/15/2021 (A)	$550	$551
World Financial Network Credit Card Master Trust, Ser 2013-B, Cl A
0.910%, 03/16/2020	614	612
World Financial Network Credit Card Master Trust, Ser 2014-A, Cl A
0.535%, 12/15/2019 (A)	809	809

		8,823

Mortgage Related Securities — 1.5%
ABFC Trust, Ser 2004-OPT4, Cl A2
0.774%, 04/25/2034 (A)	115	109
Aegis Asset-Backed Securities Trust, Ser 2003-3, Cl M1
1.204%, 01/25/2034 (A)	505	435
Aegis Asset-Backed Securities Trust, Ser 2004-5, Cl M1
1.129%, 12/25/2034 (A)	603	592
Aegis Asset-Backed Securities Trust, Ser 2004-6, Cl M1
0.964%, 03/25/2035 (A)	288	288
Ameriquest Mortgage Security Asset-Backed Pass-Through Certificates, Ser 2003-9, Cl AV1
0.914%, 09/25/2033 (A)	210	201
Argent Securities, Ser 2003-W5, Cl M1
1.204%, 10/25/2033 (A)	667	645
Asset-Backed Funding Certificates, Ser 2005-WMC1, Cl M1
0.814%, 06/25/2035 (A)	607	596
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-BO1, Cl M5
1.554%, 10/25/2034 (A)	360	345
Bear Stearns Asset-Backed Securities I Trust, Ser 2006-HE1, Cl 1A2
0.374%, 12/25/2035 (A)	117	117
Bear Stearns Asset-Backed Securities Trust, Ser 2004-HE10, Cl M1
1.129%, 12/25/2034 (A)	429	400
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
0.554%, 08/25/2043 (A)	616	608

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Asset-Backed Securities Trust, Ser 2005-TC2, Cl A3
0.524%, 08/25/2035 (A)	$579	$572
Bear Stearns Asset-Backed Securities Trust, Ser 2006-1, Cl A
0.434%, 02/25/2036 (A)	425	419
BNC Mortgage Loan Trust, Ser 2008-4, Cl A3A
0.404%, 11/25/2037 (A)	208	206
Citifinancial Mortgage Securities, Ser 2004-1, Cl AF4
4.570%, 04/25/2034	370	385
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.317%, 01/20/2036 (A)	952	934
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.307%, 03/20/2036 (A)	58	57
HSBC Home Equity Loan Trust, Ser 2007-1, Cl AS
0.357%, 03/20/2036 (A)	63	62
HSBC Home Equity Loan Trust, Ser 2007-1, Cl M2
0.637%, 03/20/2036 (A)	2,000	1,730
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.357%, 11/20/2036 (A)	528	524
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl A3
0.504%, 07/25/2034 (A) (B)	54	53
Morgan Stanley ABS Capital I Trust, Ser 2005-HE5, Cl M1
0.574%, 09/25/2035 (A)	695	678
Morgan Stanley ABS Capital I, Ser 2005-HE6, Cl A2C
0.474%, 11/25/2035 (A)	628	610
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
0.874%, 10/25/2033 (A) (B)	190	178
New Century Home Equity Loan Trust, Ser 2005-3, Cl M1
0.634%, 07/25/2035 (A)	950	943
New Century Home Equity Loan Trust, Ser 2005-4, Cl A2C
0.524%, 09/25/2035 (A)	1,450	1,432
Normandy Mortgage Loan Trust, Ser 2013-NPL3, Cl A
4.949%, 09/16/2043 (B)	598	595

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	111

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NovaStar Mortgage Funding Trust, Ser 2004-4, Cl M4
1.804%, 03/25/2035 (A)	$520	$512
RMAT, Ser 2012-1A, Cl A1
2.734%, 08/26/2052 (A) (B)	38	38
Salomon Brothers Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (B)	52	51
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.795%, 06/25/2033	48	48
Structured Asset Securities, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	65	65
Structured Asset Securities, Ser 2005-NC1, Cl A11
4.690%, 02/25/2035	159	160
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI6
5.000%, 10/25/2034 (A)	520	525

		15,113

Other Asset-Backed Securities — 5.0%
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
0.954%, 12/27/2022 (A) (B)	113	114
Academic Loan Funding Trust, Ser 2013-1A, Cl A
0.954%, 12/26/2044 (A) (B)	289	289
Access Group, Ser 2004-2, Cl A3
0.429%, 10/25/2024 (A)	400	365
Airspeed, Ser 2007-1A, Cl G2
0.435%, 06/15/2032 (A) (B)	480	403
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/2016	265	265
Ally Master Owner Trust, Ser 2011-4, Cl A1
0.955%, 09/15/2016 (A)	242	242
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/2017	625	630
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	850	847
Ally Master Owner Trust, Ser 2014-1, Cl A1
0.625%, 01/15/2019 (A)	491	491
Ally Master Owner Trust, Ser 2014-2, Cl A
0.526%, 01/16/2018 (A)	354	354
Ally Master Owner Trust, Ser 2014-3, Cl A
1.330%, 03/15/2019	340	339

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ALM VII, Ser 2012-7A, Cl A1
1.657%, 10/19/2024 (A) (B)	$450	$449
Ascentium Equipment Receivables, Ser 2012-1A, Cl A
1.830%, 09/15/2019 (B)	35	35
AXIS Equipment Finance Receivables II, Ser 2013-1A, Cl A
1.750%, 03/20/2017 (B)	158	158
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.435%, 02/25/2035 (A)	850	882
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.239%, 10/27/2036 (A)	400	400
BXG Receivables Note Trust, Ser 2012-A, Cl A
2.660%, 12/02/2027 (B)	59	58
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A4
4.499%, 11/25/2034	28	28
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.350%, 11/25/2034	125	129
CIT Education Loan Trust, Ser 2007-1, Cl A
0.323%, 03/25/2042 (A) (B)	696	650
CNH Equipment Trust, Ser 2013-C, Cl A2
0.630%, 01/17/2017	370	370
CNH Equipment Trust, Ser 2014-A, Cl A2
0.490%, 06/15/2017	210	210
Concord Funding, Ser 2012-2, Cl A
3.145%, 01/15/2017 (B)	200	200
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 1A
0.654%, 10/25/2034 (A)	614	554
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
0.424%, 12/25/2034 (A)	511	474
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.614%, 10/25/2035 (A)	110	110
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
0.295%, 07/15/2036 (A)	117	105
Cronos Containers Program, Ser 2012-1A, Cl A
4.210%, 05/18/2027 (B)	245	246

112	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cronos Containers Program, Ser 2012-2A, Cl A
3.810%, 09/18/2027 (B)	$170	$172
Educational Funding of the South, Ser 2011-1, Cl A2
0.889%, 04/25/2035 (A)	460	460
EFS Volunteer, Ser 2010-1, Cl A2
1.089%, 10/25/2035 (A) (B)	800	795
FFMLT Trust, Ser 2005-FF8, Cl A2D
0.534%, 09/25/2035 (A)	745	739
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2004-FF5, Cl A3C
1.154%, 08/25/2034 (A)	1,160	1,064
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A1
0.740%, 09/15/2016	625	626
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.535%, 01/15/2018 (A)	112	112
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A1
1.500%, 09/15/2018	275	278
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/2019	606	606
GMAT Trust, Ser 2013-1A, Cl A
3.967%, 11/25/2043 (B)	235	229
GMAT Trust, Ser 2014-1A, Cl A
3.721%, 02/25/2044 (B)	105	106
HLSS Servicer Advance Receivables Trust, Ser 2012-T2, Cl A2
1.990%, 10/15/2045 (B)	146	147
HLSS Servicer Advance Receivables Trust, Ser 2013-T1, Cl A2
1.495%, 01/16/2046 (B)	150	150
HLSS Servicer Advance Receivables Trust, Ser 2013-T4, Cl AT4
1.183%, 08/15/2044 (B)	513	513
HLSS Servicer Advance Receivables Trust, Ser 2013-T7, Cl AT7
1.981%, 11/15/2046 (B)	586	587
HLSS Servicer Advance Receivables Trust, Ser 2014-T1, Cl AT1
1.244%, 01/17/2045 (B)	100	100
HLSS Servicer Advance Receivables Trust, Ser 2014-T2, Cl AT2
2.217%, 01/15/2047 (B)	111	112

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ING Investment Management, Ser 2012-4A, Cl A1
1.629%, 10/15/2023 (A) (B)	$450	$449
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (B)	326	330
JGWPT XXXI LLC, Ser 2014-1A, Cl A
3.960%, 03/15/2063 (B)	300	301
Kondaur Mortgage Asset Trust, Ser 2013-1, Cl A
4.458%, 08/25/2052 (A) (B)	338	339
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	390	407
Macquarie Equipment Funding Trust, Ser 2012-A, Cl A2
0.610%, 04/20/2015 (B)	90	89
Madison Avenue Manufactured Housing Contract, Ser 2002-A, Cl M2
2.404%, 03/25/2032 (A)	161	161
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	884	943
Nationstar Agency Advance Funding Trust, Ser 2013-T1A, Cl AT1
0.997%, 02/15/2045 (B)	100	100
Nationstar Mortgage Advance Receivable Trust, Ser 2013-T2A, Cl A2
1.679%, 06/20/2046 (B)	200	198
Navitas Equipment Receivables, Ser 2013-1, Cl A
1.950%, 11/15/2016 (B)	98	98
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.419%, 10/27/2036 (A)	504	495
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.349%, 10/25/2033 (A)	62	59
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.334%, 03/23/2037 (A)	100	97
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.326%, 11/23/2022 (A)	433	431
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.319%, 10/26/2026 (A)	750	748
Nelnet Student Loan Trust, Ser 2007-1, Cl A1
0.245%, 11/27/2018 (A)	133	132

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	113

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
0.583%, 03/25/2026 (A) (B)	$1,544	$1,528
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
0.954%, 04/25/2046 (A) (B)	182	184
New Residential Advance Receivables Trust, Ser 2014-T1, Cl A1
1.274%, 03/15/2045 (B)	376	376
Newcastle Investment Trust, Ser 2011-MH1, Cl A
2.450%, 12/10/2033 (B)	14	14
North Carolina State Education Assistance Authority, Ser 2011-2, Cl A2
1.039%, 07/25/2025 (A)	450	452
NYMT Residential, Ser 2012-RP1A
4.250%, 12/25/2017 (A) (B)	150	150
NYMT Residential, Ser 2013-RP3A
4.850%, 09/25/2018 (B)	328	328
OHA Credit Partners VII, Ser 2012-7A, Cl A
1.655%, 11/20/2023 (A) (B)	450	448
Park Place Securities, Ser 2004-MCW1, Cl M1
1.092%, 10/25/2034 (A)	190	189
Park Place Securities, Ser 2004-MHQ1, Cl M2
1.279%, 12/25/2034 (A)	500	489
Park Place Securities, Ser 2004-WCW1, Cl M2
0.834%, 09/25/2034 (A)	972	960
Park Place Securities, Ser 2004-WCW2, Cl M1
1.084%, 10/25/2034 (A)	801	801
Residential Asset Mortgage Products, Ser 2004-RZ1, Cl AI7
4.030%, 01/25/2033 (A)	23	24
Residential Asset Mortgage Products, Ser 2005-EFC5, Cl A3
0.494%, 10/25/2035 (A)	86	85
Residential Asset Mortgage Products, Ser 2005-RS5, Cl AI3
0.494%, 05/25/2035 (A)	214	213
Residential Asset Mortgage Products, Ser 2006-RZ1, Cl A3
0.454%, 03/25/2036 (A)	296	281
Residential Credit Solutions Trust, Ser 2011-1, Cl A1
6.000%, 03/25/2041 (B)	94	97

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

RSB Bondco LLC, Ser 2007-A, Cl A3
5.820%, 06/28/2019	$405	$451
Scholar Funding Trust, Ser 2011-A, Cl A
1.135%, 10/28/2043 (A) (B)	396	397
SLC Student Loan Trust, Ser 2007-2, Cl A2
0.636%, 05/15/2028 (A)	145	146
SLM Private Education Loan Trust, Ser 2012-A, Cl A1
1.555%, 08/15/2025 (A) (B)	509	516
SLM Private Education Loan Trust, Ser 2012-C, Cl A1
1.255%, 08/15/2023 (A) (B)	309	311
SLM Private Education Loan Trust, Ser 2012-E, Cl A1
0.905%, 10/16/2023 (A) (B)	89	89
SLM Private Education Loan Trust, Ser 2012-E, Cl A2B
1.905%, 06/15/2045 (A) (B)	655	671
SLM Private Education Loan Trust, Ser 2013-1, Cl B
1.954%, 11/25/2043 (A)	180	177
SLM Private Education Loan Trust, Ser 2013-A, Cl A1
0.755%, 08/15/2022 (A) (B)	680	681
SLM Private Education Loan Trust, Ser 2013-B, Cl A1
0.805%, 07/15/2022 (A) (B)	189	189
SLM Private Education Loan Trust, Ser 2013-B, Cl A2A
1.850%, 06/17/2030 (B)	744	725
SLM Private Education Loan Trust, Ser 2013-C, Cl A1
1.005%, 02/15/2022 (A) (B)	429	431
SLM Student Loan Trust, Ser 2000-A, Cl A2
0.425%, 10/28/2028 (A)	191	190
SLM Student Loan Trust, Ser 2003-11, Cl A6
0.983%, 12/15/2025 (A) (B)	350	350
SLM Student Loan Trust, Ser 2004-8, Cl B
0.699%, 01/25/2040 (A)	140	126
SLM Student Loan Trust, Ser 2004-8A, Cl A5
0.739%, 04/25/2024 (A) (B)	748	752
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.439%, 07/27/2026 (A)	239	243
SLM Student Loan Trust, Ser 2005-9, Cl A4
0.339%, 01/25/2023 (A)	38	38

114	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2005-9, Cl A5
0.359%, 01/27/2025 (A)	$563	$561
SLM Student Loan Trust, Ser 2006-2, Cl A6
0.409%, 01/25/2041 (A)	540	493
SLM Student Loan Trust, Ser 2006-5, Cl A5
0.349%, 01/25/2027 (A)	554	547
SLM Student Loan Trust, Ser 2006-7, Cl A4
0.309%, 04/25/2022 (A)	74	74
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.399%, 01/25/2041 (A)	540	483
SLM Student Loan Trust, Ser 2007-2, Cl B
0.409%, 07/25/2025 (A)	178	154
SLM Student Loan Trust, Ser 2007-6, Cl B
1.089%, 04/27/2043 (A)	157	141
SLM Student Loan Trust, Ser 2008-2, Cl B
1.439%, 01/25/2029 (A)	160	145
SLM Student Loan Trust, Ser 2008-3, Cl B
1.439%, 04/25/2029 (A)	160	148
SLM Student Loan Trust, Ser 2008-4, Cl A4
1.889%, 07/25/2022 (A)	1,300	1,370
SLM Student Loan Trust, Ser 2008-4, Cl B
2.089%, 04/25/2029 (A)	160	158
SLM Student Loan Trust, Ser 2008-5, Cl B
2.089%, 07/25/2029 (A)	160	162
SLM Student Loan Trust, Ser 2008-6, Cl B
2.089%, 07/25/2029 (A)	160	158
SLM Student Loan Trust, Ser 2008-7, Cl B
2.089%, 07/25/2029 (A)	160	156
SLM Student Loan Trust, Ser 2008-8, Cl B
2.489%, 10/25/2029 (A)	160	165
SLM Student Loan Trust, Ser 2008-9, Cl B
2.489%, 10/25/2029 (A)	160	167
SLM Student Loan Trust, Ser 2010-1, Cl A
0.554%, 03/25/2025 (A)	360	360
SLM Student Loan Trust, Ser 2012-6, Cl A3
0.904%, 05/26/2026 (A)	200	202

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2012-6, Cl B
1.154%, 04/27/2043 (A)	$249	$227
SLM Student Loan Trust, Ser 2013-1, Cl A2
0.404%, 09/25/2019 (A)	287	287
SLM Student Loan Trust, Ser 2013-2, Cl B
1.654%, 06/25/2043 (A)	128	123
SLM Student Loan Trust, Ser 2013-3, Cl A2
0.454%, 05/26/2020 (A)	287	286
SLM Student Loan Trust, Ser 2013-3, Cl B
1.654%, 09/25/2043 (A)	136	129
SLM Student Loan Trust, Ser 2013-4, Cl A
0.704%, 06/25/2027 (A)	425	427
SLM Student Loan Trust, Ser 2013-5, Cl A2
0.554%, 10/26/2020 (A)	434	435
SLM Student Loan Trust, Ser 2013-6, Cl A2
0.654%, 02/25/2021 (A)	125	126
SLM Student Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031 (B)	129	131
SLM Student Loan Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (B)	750	739
SLM Student Loan Trust, Ser 2014-1, Cl A2
0.534%, 07/26/2021 (A)	208	208
SLM Student Loan Trust, Ser 2014-A, Cl A1
0.755%, 07/15/2022 (A) (B)	669	669
SLM Student Loan Trust, Ser 2014-A, Cl A2A
2.590%, 01/15/2026 (B)	225	225
SMS Student Loan Trust, Ser 2000-B, Cl A2
0.435%, 04/28/2029 (A)	251	250
Springleaf Funding Trust, Ser 2013-AA, Cl A
2.580%, 09/15/2021 (B)	600	604
Springleaf Funding Trust, Ser 2013-BA, Cl A
3.920%, 01/16/2023 (B)	250	254
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/2022 (B)	467	466
Stanwich Mortgage Loan Trust, Ser 2012-NPL4, Cl A
2.981%, 09/15/2042 (B)	55	55

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	115

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Stanwich Mortgage Loan Trust, Ser 2012-NPL5, Cl A
2.981%, 10/18/2042 (B)	$60	$60
Stanwich Mortgage Loan Trust, Ser 2013-NPL1, Cl A
2.981%, 02/16/2043 (B)	188	190
Stanwich Mortgage Loan Trust, Ser 2013-NPL2, Cl A
3.228%, 04/16/2059 (B)	218	214
Structured Asset Securities, Ser 2005-WF2, Cl A3
0.454%, 05/25/2035 (A)	863	861
Structured Asset Securities, Ser 2005-WF3, Cl A2
0.384%, 07/25/2035 (A)	37	37
Structured Asset Securities, Ser 2006-WF2, Cl A3
0.304%, 07/25/2036 (A)	595	583
TAL Advantage, Ser 2006-1A, Cl N
0.347%, 04/20/2021 (A) (B)	219	216
Textainer Marine Containers, Ser 2005-1A, Cl A
0.410%, 05/15/2020 (A) (B)	117	116
Trade Maps, Ser 2013-1A, Cl A
0.854%, 12/10/2018 (A) (B)	737	739
Trafigura Securitization Finance PLC, Ser 2012-1A, Cl A
2.555%, 10/15/2015 (A) (B)	137	139
Trinity Rail Leasing, Ser 2004-1A, Cl A
5.270%, 08/14/2027 (B)	263	283
Trip Rail Master Funding LLC, Ser 2011-1A, Cl A1A
4.370%, 07/15/2041 (B)	589	617
US Residential Opportunity Fund Trust, Ser 2014-1A, CL NOTE
3.466%, 03/25/2034 (B)	151	152
VOLT, Ser 2013-NPL3, Cl A1
4.250%, 04/25/2053 (B)	215	215
VOLT, Ser 2013-NPL5, Cl A1
3.625%, 04/25/2055	211	212
VOLT, Ser 2013-NPL6, Cl A1
3.625%, 03/25/2054 (B)	297	299
VOLT, Ser 2013-RLF1, Cl A1
4.213%, 04/25/2052 (B)	177	177
VOLT, Ser 2014-NPL1, Cl A1
3.625%, 10/27/2053	276	276
VOLT, Ser 2014-NPL2, Cl A1
3.625%, 11/25/2053 (B)	274	275
VOLT, Ser 2014-NPL3, Cl A1
3.250%, 11/25/2053 (B)	567	567

		52,185

Total Asset-Backed Securities (Cost $92,252) ($ Thousands)		94,116

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.3%
FHLB
5.500%, 07/15/2036	$300	$366
0.750%, 05/26/2015 (E)	950	922
0.075%, 06/06/2014 (F)	1,205	1,205
0.070%, 05/21/2014 (F)	1,705	1,705
0.058%, 04/23/2014 (F)	1,320	1,320
FHLMC
0.160%, 11/17/2014 (F)	5,000	4,998
0.120%, 05/27/2014 (F)	2,000	2,000
FICO STRIPS, PO
9.800%, 11/30/2017	875	1,140
9.700%, 04/05/2019	320	437
8.600%, 09/26/2019	845	1,106
3.518%, 12/06/2017 (F)	660	621
1.596%, 10/06/2017	360	341
0.000%, 05/11/2018 to 09/26/2019 (F)	2,225	2,033
FNMA
5.375%, 06/12/2017	50	56
3.788%, 06/01/2017 (F)	600	575
2.561%, 10/09/2019 (F)	3,520	3,030
0.500%, 01/29/2016	1,825	1,825
0.130%, 06/11/2014 (F)	4,000	4,000
0.120%, 06/04/2014 (F)	3,500	3,500
0.050%, 05/21/2014 (F)	8,610	8,610
GNMA, IO
1.385%, 02/16/2054	1,930	163
1.215%, 02/16/2046	1,782	146
1.124%, 09/16/2044 (A)	1,774	139
1.041%, 09/16/2055 (A)	1,890	144
Resolution Funding STRIPS
2.191%, 07/15/2020 (F)	2,915	2,497
1.795%, 10/15/2019 (F)	200	177
Tennessee Valley Authority
5.880%, 04/01/2036	250	306
5.250%, 09/15/2039	390	442
4.625%, 09/15/2060	60	59
1.750%, 10/15/2018	1,053	1,051

Total U.S. Government Agency Obligations (Cost $44,855) ($ Thousands)		44,914

SOVEREIGN DEBT — 1.7%
Colombia Government International Bond
5.625%, 02/26/2044	1,070	1,117
Fed Republic of Brazil
4.250%, 01/07/2025	420	406
FMS Wertmanagement AoeR
1.000%, 11/21/2017	200	198
Hashemite Kingdom of Jordan Government AID Bond
2.503%, 10/30/2020	357	356

116	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Indonesia Government International Bond
3.750%, 04/25/2022 (B)	$470	$444
Israel Government AID Bond
2.517%, 11/15/2019	500	438
2.410%, 03/15/2019	1,000	902
Japan Bank for International Cooperation
3.375%, 07/31/2023	330	333
1.750%, 07/31/2018	580	579
Kommunalbanken
1.125%, 05/23/2018 (B)	940	920
Mexico Government International Bond MTN
5.750%, 10/12/2110	772	758
5.550%, 01/21/2045	3,432	3,647
4.750%, 03/08/2044	60	57
4.000%, 10/02/2023	144	145
3.500%, 01/21/2021	335	339
Poland Government International Bond
4.000%, 01/22/2024	1,716	1,725
Province of Quebec Canada
6.350%, 01/30/2026	70	86
2.625%, 02/13/2023	620	587
Russia Government International Bond
7.500%, 03/31/2030 (B)	831	945
Slovakia Government International Bond
4.375%, 05/21/2022 (B) (D)	480	509
Slovenia Government International Bond (B)
5.500%, 10/26/2022	200	213
5.250%, 02/18/2024	200	208
4.750%, 05/10/2018	460	492
4.125%, 02/18/2019	245	253
South Africa Government International Bond
5.875%, 09/16/2025	750	806
Turkey Government International Bond
6.250%, 09/26/2022	450	484
5.750%, 03/22/2024	580	600
United Mexican States MTN
6.050%, 01/11/2040	100	114

Total Sovereign Debt (Cost $17,355) ($ Thousands)		17,661

MUNICIPAL BONDS — 0.6%
American Municipal Power, Build America Project, RB
7.499%, 02/15/2050	80	105
California State, Build America Project, GO
7.600%, 11/01/2040	220	310

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.650%, 03/01/2022	$500	$601
California State, GO
6.200%, 03/01/2019	300	353
Chicago, Ser B, GO
6.314%, 01/01/2044	380	388
Clark County, Airport System Revenue, Build America Project, Ser C, RB
6.820%, 07/01/2045	260	342
Houston, Ser A, GO
6.290%, 03/01/2032	470	565
Illinois State, GO
5.877%, 03/01/2019	120	134
5.365%, 03/01/2017	150	164
5.100%, 06/01/2033	535	528
4.950%, 06/01/2023	650	679
4.350%, 06/01/2018	475	502
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	255	345
Los Angeles, Department of Airports, Build America Project, RB
6.582%, 05/15/2039	25	30
New Jersey State, Turnpike Authority, Build America Project, Ser C, RB
7.102%, 01/01/2041	314	427
New York and New Jersey, Port Authority, RB
5.647%, 11/01/2040	105	121
4.458%, 10/01/2062	340	318
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	291	384
Ohio State University, Ser A, RB
4.800%, 06/01/2111	261	252
Texas State, Build America Project, GO
5.517%, 04/01/2039	250	297

Total Municipal Bonds (Cost $6,201) ($ Thousands)		6,845

U.S. TREASURY OBLIGATIONS — 28.1%
U.S. Treasury Bills (F)
0.059%, 04/03/2014	3,085	3,085
0.055%, 04/24/2014 (C)	51	51
0.050%, 04/17/2014	4,210	4,210
U.S. Treasury Bonds
6.375%, 08/15/2027	50	69
6.125%, 08/15/2029	50	68
5.250%, 02/15/2029	100	125
5.000%, 05/15/2037	965	1,212
4.750%, 02/15/2037	100	122

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	117

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.500%, 05/15/2038	$200	$235
4.375%, 02/15/2038	350	403
3.750%, 11/15/2043	10,534	10,906
3.625%, 08/15/2043	3,918	3,966
3.625%, 02/15/2044	2,145	2,170
3.125%, 11/15/2041	7,780	7,211
3.125%, 02/15/2042	5,460	5,054
3.125%, 02/15/2043	340	313
2.875%, 05/15/2043 (C)	9,740	8,501
2.750%, 08/15/2042	4,885	4,171
2.750%, 11/15/2042	6,703	5,711
2.625%, 11/15/2020	100	103
U.S. Treasury Inflation Protected Securities
2.500%, 01/15/2029	109	132
2.125%, 02/15/2040	227	272
2.000%, 07/15/2014	3,723	3,784
1.375%, 02/15/2044	1,596	1,629
1.250%, 04/15/2014	199	199
0.750%, 02/15/2042	217	189
0.625%, 02/15/2043	2,818	2,360
0.500%, 04/15/2015	1,695	1,729
0.125%, 04/15/2016	3,084	3,167
0.125%, 04/15/2017	2,791	2,870
U.S. Treasury Notes
4.500%, 05/15/2017	1,000	1,109
3.625%, 08/15/2019	3,180	3,472
3.625%, 02/15/2021	400	435
3.500%, 02/15/2018	850	920
3.500%, 05/15/2020	700	758
3.125%, 04/30/2017	3,530	3,762
3.125%, 05/15/2021	1,250	1,317
2.750%, 11/15/2023	198	199
2.750%, 02/15/2024	22,477	22,526
2.625%, 08/15/2020	400	411
2.375%, 05/31/2018	500	519
2.250%, 05/31/2014	1,090	1,094
2.250%, 03/31/2021	1,319	1,314
2.125%, 08/31/2020	500	499
2.125%, 01/31/2021	1,420	1,406
2.125%, 08/15/2021	2,100	2,064
2.000%, 09/30/2020	9,650	9,535
2.000%, 11/30/2020	5,740	5,654
2.000%, 02/28/2021	2,344	2,300
2.000%, 02/15/2022	200	193
2.000%, 02/15/2023	11,220	10,670
1.625%, 03/31/2019	29,750	29,599
1.500%, 08/31/2018	400	399
1.500%, 01/31/2019	13,091	12,976
1.500%, 02/28/2019 (D)	15,165	15,014
1.375%, 11/30/2015	2,591	2,637
1.375%, 06/30/2018	10	10
1.000%, 11/30/2019	800	758
0.750%, 03/15/2017 (D)	12,531	12,484
0.750%, 10/31/2017	1,130	1,112
0.750%, 12/31/2017	2,000	1,961
0.625%, 08/15/2016	2,826	2,827

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

0.625%, 10/15/2016	$3,868	$3,862
0.625%, 09/30/2017	4,164	4,087
0.375%, 01/31/2016	2,021	2,022
0.375%, 03/31/2016	15,648	15,631
0.250%, 04/30/2014	1,320	1,320
0.250%, 05/15/2015 (D)	3,210	3,214
0.250%, 10/31/2015	1,492	1,492
0.250%, 12/31/2015	4,035	4,030
0.250%, 02/29/2016	289	288
U.S. Treasury STRIPS
17.873%, 02/15/2023	1,100	860
14.737%, 05/15/2032	500	262
5.784%, 05/15/2026 (F)	100	68
5.499%, 05/15/2036 (F)	100	44
5.410%, 05/15/2029 (F)	100	60
5.363%, 02/15/2024 (F)	75	56
5.058%, 05/15/2034 (F)	175	84
5.028%, 05/15/2022	400	323
5.025%, 08/15/2027 (F)	800	516
5.008%, 08/15/2030 (F)	325	183
4.929%, 02/15/2034 (F)	250	122
4.887%, 02/15/2028 (F)	653	411
4.877%, 11/15/2024 (F)	150	109
4.870%, 11/15/2030 (F)	950	531
4.822%, 05/15/2028 (F)	700	436
4.810%, 08/15/2033 (F)	300	149
4.777%, 05/15/2033 (F)	425	213
4.750%, 02/15/2030 (F)	1,000	577
4.705%, 11/15/2026 (F)	1,100	733
4.630%, 05/15/2019 (F)	875	795
4.609%, 08/15/2031	100	54
4.578%, 11/15/2029 (F)	400	233
4.536%, 08/15/2019 (F)	1,350	1,216
4.520%, 05/15/2024 (F)	200	149
4.283%, 02/15/2017 (D) (F)	3,660	3,565
4.230%, 05/15/2027 (F)	515	336
4.199%, 11/15/2032 (F)	250	128
4.187%, 11/15/2031 (F)	210	112
4.178%, 05/15/2030 (F)	400	228
4.150%, 11/15/2033 (F)	750	369
4.131%, 08/15/2018 (F)	850	793
4.047%, 02/15/2027 (F)	1,350	890
4.001%, 05/15/2031 (F)	185	101
3.956%, 11/15/2027 to 11/15/2027 (F)	1,920	1,234
3.951%, 05/15/2043 (F)	1,150	387
3.836%, 08/15/2020 (F)	3,550	3,077
3.743%, 02/15/2031	500	276
3.737%, 11/15/2016 (D) (F)	200	196
3.733%, 02/15/2033	100	51
3.528%, 02/15/2029 (F)	350	211
3.400%, 05/15/2018 (F)	250	235
3.368%, 05/15/2020 (F)	3,074	2,693
3.350%, 02/15/2018 (F)	925	877
3.285%, 02/15/2032 (F)	450	238
3.109%, 11/15/2017 (F)	650	621

118	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

2.930%, 05/15/2035	$100	$46
2.831%, 11/15/2034	200	94
2.758%, 02/15/2035 (F)	40	19
2.679%, 08/15/2022	100	80
2.642%, 08/15/2021 (F)	450	375
2.453%, 05/15/2023 (F)	200	155
2.372%, 02/15/2021 (F)	3,450	2,929
2.270%, 11/15/2021 (F)	1,600	1,317
2.192%, 02/15/2022 (F)	1,600	1,304
1.896%, 05/15/2021 (F)	2,550	2,144
1.462%, 02/15/2020 (F)	1,700	1,503
1.392%, 08/15/2026 (F)	47	32

Total U.S. Treasury Obligations (Cost $294,926) ($ Thousands)		294,697

AFFILIATED PARTNERSHIP — 3.1%
SEI Liquidity Fund, L.P. 0.070%**†(G)	32,340,085	32,340

Total Affiliated Partnership (Cost $32,340) ($ Thousands)		32,340

CASH EQUIVALENT — 4.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	43,300,918	43,301

Total Cash Equivalent (Cost $43,301) ($ Thousands)		43,301

COMMERCIAL PAPER — 0.2%
National Rural Utilities Cooperative Finance 0.090%, 04/04/2014 (F)	1,890	1,890

Total Commercial Paper (Cost $1,890) ($ Thousands)		1,890

Total Investments — 111.4% (Cost $1,148,835) ($ Thousands)		$1,167,380

Description	Contracts	Market Value ($ Thousands)

WRITTEN OPTIONS*‡‡ — 0.0%
June 2014, U.S. 10-Year Treasury Note Call, Expires: 05/26/2014, Expires 05/17/14,	(19)	$(2)
June 2014, U.S. 10-Year Treasury Note Put, Expires: 05/26/2014, Expires 05/17/14,	(19)	(5)
November 2020 U.S. CPI Urban Consumers NSA Call, Expires 11/23/20, Strike Inflation 0.00%	(1,490,000)	(1)

Total Written Options (Premiums Received $(32)) ($ Thousands)		(8)

A list of the open futures contracts held by the Fund at March 31, 2014, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	250	Dec-2016	$(59)
90-Day Euro$	(168)	Jun-2018	41
90-Day Euro$	50	Mar-2015	11
90-Day Euro$	(50)	Mar-2016	32
U.S. 10-Year Treasury Note	13	Jun-2014	(8)
U.S. 10-Year Treasury Note	(116)	Jun-2014	92
U.S. 2-Year Treasury Note	(232)	Jun-2014	79
U.S. 2-Year Treasury Note	15	Jun-2014	(4)
U.S. 5-Year Treasury Note	58	Jul-2014	1
U.S. 5-Year Treasury Note	(94)	Jul-2014	38
U.S. Long Treasury Bond	(26)	Jun-2014	(16)
U.S. Long Treasury Bond	22	Jun-2014	22
U.S. Ultra Long Treasury Bond	(95)	Jun-2014	(297)
U.S. Ultra Long Treasury Bond	5	Jun-2014	15

			$(53)

For the period ended March 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of open centrally cleared swap agreements held by the Fund at March 31, 2014, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)
Citigroup	3.68%	3-Month USD - LIBOR	11/15/43	725	$(19)

A list of open OTC swap agreements held by the Fund at March 31, 2014, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation ($ Thousands)
Barclays Bank PLC	2.48%	3-Month USD - LIBOR	11/15/27	415	$18
Barclays Bank PLC	2.42%	3-Month USD - LIBOR	11/15/27	420	22
Citigroup	2.71%	3-Month USD - LIBOR	08/15/42	830	126

					$166

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	119

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Concluded)

March 31, 2014

For the period ended March 31, 2014, the total amount of all open swap contracts, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,047,770 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2014.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

‡‡	For the period ended March 31, 2014, the total amount of all open written options, as presented in the Schedule of Investments, are representative of the volume of activity for this derivative type during the period.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2014. The date reported on the Schedule of Investments is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	This security or a partial position of this security is on loan at March 31, 2014 (see Note 10). The total value of securities on loan at March 31, 2014 was $31,541 ($ Thousands).

(E)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on March 31, 2014. The coupon on a step bond changes on a specified date.

(F)	The rate reported is the effective yield at time of purchase.

(G)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total value of such securities as of March 31, 2014 was $32,340 ($ Thousands).

ABS — Asset-Backed Security

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

Cl — Class

CMBS — Collateralized Mortgage Backed Security

CMO — Collateralized Mortgage Obligation

CPI — Consumer Price Index

FDIC — Federal Deposit Insurance Corporation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only — face amount represents notional amount

LIBOR — London Inter Bank Offered Rate

L.P. — Limited Partnership

LLC — Limited Liability Company

MTN — Medium Term Note

NCUA — National Credit Union Administration

PO — Principal Only

PLC — Public Limited Company

RB — Revenue Bond

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

The following is a list of the level of inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$389,996	$—	$389,996
Corporate Obligations	—	241,620	—	241,620
Asset-Backed Securities	—	94,116	—	94,116
U.S Government Agency Obligations	—	44,914	—	44,914
Sovereign Debt	—	17,661	—	17,661
Municipal Bonds	—	6,845	—	6,845
U.S. Treasury Obligations	—	294,697	—	294,697
Affiliated Partnership	—	32,340	—	32,340
Cash Equivalent	43,301	—	—	43,301
Commercial Paper	—	1,890	—	1,890

Total Investments in Securities	$43,301	$1,124,079	$—	$1,167,380

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$331	$—	$—	$331
Unrealized Depreciation	(384)	—	—	(384)
Centrally Cleared Swaps*
Interest Rate Swaps
Unrealized Depreciation	—	(19)	—	(19)
OTC Swaps*
Interest Rate Swaps
Unrealized Appreciation	—	166	—	166
Written Options	—	(8)	—	(8)

Total Other Financial Instruments	$(53)	$139	$—	$86

*	Futures contracts and swaps are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended March 31, 2014, there were no transfers between Level 1 and

Level 2 assets and liabilities.

For the period ended March 31, 2014, there were no transfers between Level 2 and

Level 3 assets and liabilities.

For the period ended March 31, 2014, there were no level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

120	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 74.5%

Consumer Discretionary — 17.6%
Academy
9.250%, 08/01/2019 (A)	$655	$715
Adelphia Communications (Escrow Security)
10.250%, 06/15/2011	150	1
0.000%, 01/15/2009 (B)	225	2
Adelphia Communications (Escrow Security), Ser B
0.000%, 02/15/2004 (B)	25	—
Affinia Group
7.750%, 05/01/2021	1,760	1,901
Affinion Group
7.875%, 12/15/2018	2,060	1,926
Affinity Gaming
9.000%, 05/15/2018	1,675	1,792
Allegion US Holding
5.750%, 10/01/2021 (A)	2,781	2,927
Allison Transmission
7.125%, 05/15/2019 (A)	4,155	4,472
AMC Entertainment
9.750%, 12/01/2020	1,335	1,539
5.875%, 02/15/2022 (A)	2,000	2,035
American Axle & Manufacturing
6.250%, 03/15/2021	265	282
American Axle & Manufacturing Holdings
7.750%, 11/15/2019	595	687
AmeriGas Finance
6.750%, 05/20/2020	1,150	1,245
Armored Autogroup
9.250%, 11/01/2018	710	745
Ashtead Capital
6.500%, 07/15/2022 (A)	3,855	4,192

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Autonation
6.750%, 04/15/2018	$1,400	$1,614
Aventine (Escrow Security) PIK
0.000%, 10/15/2049 (B) (F) (H) (I)	2,750	1
Baker & Taylor Acquisitions
15.000%, 04/01/2017 (A)	752	602
BC Mountain
7.000%, 02/01/2021 (A)	185	183
Belo
7.750%, 06/01/2027	1,675	1,803
Burlington Coat Factory Warehouse
10.000%, 02/15/2019	1,335	1,490
Burlington Holdings
9.000%, 02/15/2018 (A)	479	490
Cablevision Systems
7.750%, 04/15/2018	1,192	1,362
Caesars Entertainment Operating
9.000%, 02/15/2020	2,860	2,567
8.500%, 02/15/2020	1,950	1,726
Caesars Entertainment Resort Properties
8.000%, 10/01/2020 (A)	815	858
Carmike Cinemas
7.375%, 05/15/2019	750	818
CBS Outdoor Americas Capital (A)
5.625%, 02/15/2024	1,015	1,040
5.250%, 02/15/2022	1,510	1,548
CCO Holdings
7.375%, 06/01/2020	965	1,055
7.000%, 01/15/2019	1,385	1,465
5.250%, 03/15/2021	620	625
5.250%, 09/30/2022	1,780	1,758
5.125%, 02/15/2023	3,000	2,888
Cedar Fair
5.250%, 03/15/2021	500	506
Cequel Communications Holdings
6.375%, 09/15/2020 (A)	4,580	4,786
Chassix
9.250%, 08/01/2018 (A)	725	779
Chester Downs & Marina
9.250%, 02/01/2020 (A)	4,130	4,109
Chinos Intermediate Holdings A
7.750%, 05/01/2019 (A)	1,260	1,301
Choctaw Resort Development Enterprise
7.250%, 11/15/2019 (A)	963	953
Chrysler Group
8.250%, 06/15/2021 (A)	1,720	1,946
8.250%, 06/15/2021	1,650	1,867
8.000%, 06/15/2019 (A)	835	914
Cinemark USA
7.375%, 06/15/2021	565	626
5.125%, 12/15/2022	1,390	1,390
4.875%, 06/01/2023	500	481

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	121

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Claire’s Stores
9.000%, 03/15/2019 (A)	$1,590	$1,652
8.875%, 03/15/2019	745	693
Clear Channel Communications
14.000%, 02/01/2021	795	795
9.000%, 12/15/2019	529	555
9.000%, 03/01/2021	1,030	1,075
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	1,380	1,490
7.625%, 03/15/2020	80	86
6.500%, 11/15/2022	4,710	5,034
6.500%, 11/15/2022	895	950
Cogeco Cable
4.875%, 05/01/2020 (A)	1,050	1,045
Columbus International (A)
11.500%, 11/20/2014	950	1,011
7.375%, 03/30/2021	1,310	1,349
Cooper-Standard Holding
7.375%, 04/01/2018 (A)	1,355	1,387
CSC Holdings
8.625%, 02/15/2019	2,590	3,095
6.750%, 11/15/2021	2,695	3,012
CST Brands
5.000%, 05/01/2023	350	344
Dana Holding
6.750%, 02/15/2021	1,108	1,205
6.500%, 02/15/2019	635	678
6.000%, 09/15/2023	770	802
5.375%, 09/15/2021	200	208
Dave & Buster’s
11.000%, 06/01/2018	350	375
Dave & Buster’s Parent
15.236%, 02/15/2016 (A)	8,130	6,880
DBP Holding
7.750%, 10/15/2020 (A)	1,600	1,536
DCP
10.750%, 08/15/2015 (A)	2,220	2,276
Diamond Resorts
12.000%, 08/15/2018	3,000	3,281
DISH DBS
7.875%, 09/01/2019	1,950	2,306
6.750%, 06/01/2021	1,490	1,669
5.875%, 07/15/2022	4,725	5,044
5.125%, 05/01/2020	40	42
5.000%, 03/15/2023	1,820	1,834
DreamWorks Animation SKG
6.875%, 08/15/2020 (A)	2,000	2,165
Easton-Bell Sports
9.750%, 12/01/2016	1,330	1,402
Eldorado Resorts
8.625%, 06/15/2019 (A)	4,615	4,938
Empire Today
11.375%, 02/01/2017 (A)	2,000	2,032
Expo Event Transco
9.000%, 06/15/2021 (A)	550	560

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Fontainebleau Las Vegas Holdings
10.250%, 06/15/2015 (A) (B)	$3,125	$12
General Motors (A)
6.250%, 10/02/2043	890	963
4.875%, 10/02/2023	2,260	2,316
General Motors Financial
6.750%, 06/01/2018	1,390	1,585
4.250%, 05/15/2023	305	301
3.250%, 05/15/2018	170	171
2.750%, 05/15/2016	305	309
Gestamp Funding Luxembourg
5.625%, 05/31/2020 (A)	2,720	2,822
Gibson Brands
8.875%, 08/01/2018 (A)	500	532
Goodyear Tire & Rubber
8.750%, 08/15/2020	390	461
8.250%, 08/15/2020	530	590
6.500%, 03/01/2021	2,700	2,943
Graton Economic Development Authority
9.625%, 09/01/2019 (A)	1,900	2,171
GRD Holdings III
10.750%, 06/01/2019 (A)	4,810	5,291
Greektown Holdings
8.875%, 03/15/2019 (A)	1,550	1,600
Guitar Center (A)
9.625%, 04/15/2020	930	923
6.500%, 04/15/2019	2,270	2,256
Gymboree
9.125%, 12/01/2018	830	702
Hanesbrands
6.375%, 12/15/2020	910	994
Harrah’s Operating
11.250%, 06/01/2017	530	510
10.000%, 12/15/2018	698	305
Hillman Group
10.875%, 06/01/2018	2,925	3,115
Hilton Worldwide Finance LLC
5.625%, 10/15/2021 (A)	520	543
Icahn Enterprises (A)
6.000%, 08/01/2020	3,400	3,604
5.875%, 02/01/2022	2,815	2,857
4.875%, 03/15/2019	3,511	3,572
3.500%, 03/15/2017	1,400	1,414
International Automotive Components Group SL
9.125%, 06/01/2018 (A)	1,700	1,793
inVentiv Health (A)
11.000%, 08/15/2018	370	342
10.750%, 08/15/2018	555	512
9.000%, 01/15/2018	750	795
Isle of Capri Casinos
5.875%, 03/15/2021	560	568
J Crew Group
8.125%, 03/01/2019	190	198

122	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Jarden
7.500%, 01/15/2020	$575	$626
6.125%, 11/15/2022	500	537
JC Penney
7.950%, 04/01/2017	1,190	1,089
6.375%, 10/15/2036	630	480
5.750%, 02/15/2018	855	720
5.650%, 06/01/2020	1,110	910
Knowledge Learning
7.750%, 02/01/2015 (A)	1,000	1,001
L Brands
6.625%, 04/01/2021	1,265	1,422
5.625%, 02/15/2022	1,175	1,241
Lamar Media
5.375%, 01/15/2024 (A)	2,195	2,250
Landry’s
9.375%, 05/01/2020 (A)	1,640	1,806
Laureate Education
9.250%, 09/01/2019 (A)	3,430	3,653
Libbey Glass
6.875%, 05/15/2020	599	654
Liberty Media LLC
8.250%, 02/01/2030	5,215	5,606
Live Nation Entertainment
7.000%, 09/01/2020 (A)	2,550	2,789
Marina District Finance
9.875%, 08/15/2018	1,265	1,360
McClatchy
9.000%, 12/15/2022	2,370	2,758
McGraw-Hill Global Education Holdings
9.750%, 04/01/2021 (A)	430	488
MDC Partners
6.750%, 04/01/2020 (A)	6,160	6,483
Mediacom Broadband
5.500%, 04/15/2021 (A)	925	930
MGM Resorts International
11.375%, 03/01/2018	620	801
8.625%, 02/01/2019	550	659
7.750%, 03/15/2022	745	864
6.750%, 10/01/2020	2,975	3,299
6.625%, 12/15/2021	700	770
5.250%, 03/31/2020	2,540	2,616
Michaels FinCo Holdings
7.500%, 08/01/2018 (A)	2,520	2,596
Michaels Stores
7.750%, 11/01/2018	1,360	1,453
5.875%, 12/15/2020 (A)	1,125	1,138
Midcontinent Communications & Midcontinent Finance
6.250%, 08/01/2021 (A)	400	416
Millennium (Escrow Security)
7.625%, 11/15/2026 (B)	175	—

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mohegan Tribal Gaming Authority
9.750%, 09/01/2021	$2,105	$2,347
Monitronics International
9.125%, 04/01/2020	3,975	4,253
MTR Gaming Group PIK
11.500%, 08/01/2019	5,125	5,791
Murphy Oil USA
6.000%, 08/15/2023 (A)	1,025	1,058
Neiman Marcus Group
8.750%, 10/15/2021 (A)	455	503
8.000%, 10/15/2021 (A)	455	500
New Academy Finance PIK
8.000%, 06/15/2018 (A)	1,100	1,126
Nexstar Broadcasting
6.875%, 11/15/2020	2,900	3,118
Nissan Motor Acceptance
2.350%, 03/04/2019 (A)	1,200	1,189
Ono Finance II
10.875%, 07/15/2019 (A)	690	769
Party City Holdings
8.875%, 08/01/2020	2,785	3,102
PC Nextco Holdings
8.750%, 08/15/2019 (A)	320	331
Peninsula Gaming
8.375%, 02/15/2018 (A)	3,250	3,510
Petco Animal Supplies
9.250%, 12/01/2018 (A)	830	892
PF Chang’s China Bistro
10.250%, 06/30/2020 (A)	3,190	3,357
Pinnacle Entertainment
7.750%, 04/01/2022	595	641
7.500%, 04/15/2021	5,000	5,412
Playa Resorts Holding BV
8.000%, 08/15/2020 (A)	2,960	3,197
PNK Finance
6.375%, 08/01/2021 (A)	835	868
Quebecor Media
5.750%, 01/15/2023	1,140	1,143
Quebecor Media (Escrow Security)
0.000%, 11/15/2013 (B) (C)	1,725	17
0.000%, 03/15/2016 (B)	1,915	19
Quiksilver
7.875%, 08/01/2018 (A)	1,310	1,425
Radio Systems
8.375%, 11/01/2019 (A)	705	781
RCN Telecom Services
8.500%, 08/15/2020 (A)	735	777
Regal Entertainment Group
5.750%, 03/15/2022	1,155	1,190
Rent-A-Center
4.750%, 05/01/2021	2,000	1,865
Reynolds Group
6.875%, 02/15/2021	2,000	2,160
5.750%, 10/15/2020	4,145	4,342

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	123

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Reynolds Group Issuer
9.875%, 08/15/2019	$5,935	$6,632
9.000%, 04/15/2019	3,636	3,891
8.250%, 02/15/2021	1,945	2,122
RSI Home Products
6.875%, 03/01/2018 (A)	305	327
Sally Holdings
6.875%, 11/15/2019	315	345
5.750%, 06/01/2022	740	783
5.500%, 11/01/2023	1,565	1,592
Schaeffler Finance BV
8.500%, 02/15/2019 (A)	235	262
4.750%, 05/15/2021 (A)	670	685
Seminole Hard Rock Entertainment
5.875%, 05/15/2021 (A)	250	252
Serta Simmons Holdings
8.125%, 10/01/2020 (A)	2,130	2,340
Service International
7.625%, 10/01/2018	375	433
7.500%, 04/01/2027	1,295	1,373
7.000%, 05/15/2019	630	667
Seven Seas Cruises S de RL
9.125%, 05/15/2019	1,375	1,513
Shingle Springs Tribal Gaming Authority
9.750%, 09/01/2021 (A)	2,450	2,720
Sinclair Television Group
8.375%, 10/15/2018	170	182
6.125%, 10/01/2022	310	314
5.375%, 04/01/2021	4,005	3,975
Sirius XM Holdings
5.750%, 08/01/2021 (A)	695	723
4.625%, 05/15/2023 (A)	2,725	2,568
4.250%, 05/15/2020 (A)	5,078	4,964
Sirius XM Radio
5.875%, 10/01/2020 (A)	1,000	1,053
SITEL
11.000%, 08/01/2017‡ (A)	3,135	3,366
Six Flags Entertainment
5.250%, 01/15/2021 (A)	3,200	3,224
Stackpole International Intermediate
7.750%, 10/15/2021 (A)	2,125	2,276
Stanadyne Holdings
12.000%, 02/15/2015 (D)	1,700	1,284
Stanadyne Holdings, Ser 1
10.000%, 08/15/2014	1,915	1,908
Taylor Morrison Communities
5.625%, 03/01/2024 (A)	4,730	4,671
Tempur Sealy International
6.875%, 12/15/2020	1,470	1,608
Toys R Us
10.375%, 08/15/2017	2,015	1,683
Travelport LLC
11.875%, 09/01/2016	600	612

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

TRW Automotive
4.500%, 03/01/2021 (A)	$900	$925
UCI International
8.625%, 02/15/2019	1,110	1,077
Unitymedia Hessen GmbH & KG
7.500%, 03/15/2019 (A)	1,500	1,627
5.500%, 01/15/2023 (A)	4,770	4,865
Univision Communications
8.500%, 05/15/2021 (A)	2,805	3,107
7.875%, 11/01/2020 (A)	2,350	2,597
5.125%, 05/15/2023 (A)	625	639
Vail Resorts
6.500%, 05/01/2019	1,190	1,251
Videotron
5.000%, 07/15/2022	2,275	2,281
Viking Cruises
8.500%, 10/15/2022 (A)	160	182
Visteon
6.750%, 04/15/2019	787	827
VTR Finance BV
6.875%, 01/15/2024 (A)	2,300	2,392
Whirlpool
2.400%, 03/01/2019	1,000	992
William Carter
5.250%, 08/15/2021 (A)	145	149
William Lyon Homes
5.750%, 04/15/2019 (A)	2,145	2,166
WMG Acquisition
6.750%, 04/15/2022 (A)	3,555	3,577
6.000%, 01/15/2021 (A)	3,205	3,341
5.625%, 04/15/2022 (A)	940	954

		378,283

Consumer Staples — 3.0%
Albea Beauty Holdings
8.375%, 11/01/2019 (A)	705	765
ARAMARK
5.750%, 03/15/2020	3,075	3,248
B&G Foods
4.625%, 06/01/2021	440	435
Big Heart Pet Brands
7.625%, 02/15/2019	2,725	2,839
BI-LO
8.625%, 09/15/2018 (A)	945	979
Bumble Bee Holdco SCA PIK
9.625%, 03/15/2018 (A)	2,250	2,363
Bumble Bee Holdings
9.000%, 12/15/2017 (A)	2,610	2,845
Central Garden and Pet
8.250%, 03/01/2018	6,025	6,213
Chiquita Brands International
7.875%, 02/01/2021	917	1,024
Constellation Brands
3.750%, 05/01/2021	270	264

124	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Crestview DS Merger
10.000%, 09/01/2021 (A)	$1,071	$1,189
Darling International
5.375%, 01/15/2022 (A)	1,535	1,577
Diamond Foods
7.000%, 03/15/2019 (A)	900	932
Elizabeth Arden
7.375%, 03/15/2021	3,200	3,440
Fleming
10.125%, 04/01/2008 (B)	1,043	—
Harbinger Group
7.875%, 07/15/2019	4,700	5,158
Hawk Acquisition
4.250%, 10/15/2020 (A)	1,405	1,382
JBS Investments GmbH
7.750%, 10/28/2020 (A)	400	421
JBS USA
8.250%, 02/01/2020 (A)	1,115	1,221
KeHE Distributors
7.625%, 08/15/2021 (A)	1,900	2,042
Michael Foods Holding PIK
8.500%, 07/15/2018 (A)	1,000	1,045
New Albertsons
8.000%, 05/01/2031	4,820	3,976
7.750%, 06/15/2026	160	131
7.450%, 08/01/2029	200	161
Pantry
8.375%, 08/01/2020	1,325	1,431
Post Holdings
7.375%, 02/15/2022	1,475	1,586
7.375%, 02/15/2022 (A)	145	156
6.750%, 12/01/2021 (A)	520	551
Rite Aid
9.250%, 03/15/2020	300	342
7.700%, 02/15/2027	2,345	2,544
6.750%, 06/15/2021	1,475	1,597
Roundy’s Supermarkets
10.250%, 12/15/2020 (A)	535	570
Smithfield Foods
6.625%, 08/15/2022	550	594
Spectrum Brands
6.750%, 03/15/2020	665	721
6.625%, 11/15/2022	1,385	1,508
6.375%, 11/15/2020	515	557
SUPERVALU
6.750%, 06/01/2021	5,070	5,140
US Foods
8.500%, 06/30/2019	925	1,001
Vector Group
7.750%, 02/15/2021	2,595	2,790

		64,738

Energy — 10.7%
Access Midstream Partners
6.125%, 07/15/2022	620	667

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.875%, 05/15/2023	$380	$383
4.875%, 03/15/2024	1,865	1,860
Antero Resources Finance
5.375%, 11/01/2021 (A)	420	426
Arch Coal
8.000%, 01/15/2019 (A)	1,580	1,580
7.250%, 06/15/2021	880	664
7.000%, 06/15/2019	450	348
Atlas Energy Holdings Operating
7.750%, 01/15/2021	1,250	1,312
Atlas Pipeline Partners
6.625%, 10/01/2020	2,324	2,475
5.875%, 08/01/2023	750	741
4.750%, 11/15/2021	1,300	1,235
Atlas Resource Escrow
9.250%, 08/15/2021 (A)	2,050	2,255
Atwood Oceanics
6.500%, 02/01/2020	610	656
Berry Petroleum
6.375%, 09/15/2022	330	342
Bill Barrett
7.625%, 10/01/2019	2,200	2,384
7.000%, 10/15/2022	1,500	1,579
BreitBurn Energy Partners
8.625%, 10/15/2020	950	1,039
7.875%, 04/15/2022	6,075	6,576
Calumet Specialty Products Partners
7.625%, 01/15/2022	2,120	2,247
6.500%, 04/15/2021 (A)	745	751
Carrizo Oil & Gas
7.500%, 09/15/2020	375	412
Chaparral Energy
8.250%, 09/01/2021	1,830	2,013
7.625%, 11/15/2022	715	774
CHC Helicopter
9.375%, 06/01/2021	1,965	2,083
Checkers Drive-In Restaurants
11.000%, 12/01/2017 (A)	1,775	1,979
Chesapeake Energy
6.875%, 11/15/2020	65	74
6.625%, 08/15/2020	2,420	2,716
6.125%, 02/15/2021	260	283
5.750%, 03/15/2023	5	5
Chesapeake Midstream Partners
5.875%, 04/15/2021	305	325
Comstock Resources
7.750%, 04/01/2019	1,325	1,411
Continental Resources
4.500%, 04/15/2023	500	518
Crestwood Midstream Partners
7.750%, 04/01/2019	3,825	4,150
6.125%, 03/01/2022 (A)	700	732
6.000%, 12/15/2020	3,200	3,352

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	125

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Crosstex Energy
7.125%, 06/01/2022	$409	$478
Denbury Resources
8.250%, 02/15/2020	465	506
4.625%, 07/15/2023	515	479
Dresser-Rand Group
6.500%, 05/01/2021	1,850	1,975
Drill Rigs Holdings
6.500%, 10/01/2017 (A)	575	599
Eagle Rock Energy Partners
8.375%, 06/01/2019	5,755	6,244
El Paso MTN
7.750%, 01/15/2032	320	342
7.250%, 06/01/2018	250	284
Endeavor Energy Resources
7.000%, 08/15/2021 (A)	3,600	3,780
Energy Transfer Equity
5.875%, 01/15/2024	2,865	2,929
Energy XXI Gulf Coast
7.500%, 12/15/2021 (A)	3,365	3,525
EP Energy
9.375%, 05/01/2020	1,435	1,659
7.750%, 09/01/2022	735	825
6.875%, 05/01/2019	895	967
EV Energy Partners
8.000%, 04/15/2019	1,310	1,356
Exterran Holdings
7.250%, 12/01/2018	3,650	3,855
Exterran Partners
6.000%, 04/01/2021	1,940	1,930
Genesis Energy
5.750%, 02/15/2021	1,585	1,640
Gibson Energy
6.750%, 07/15/2021 (A)	3,750	4,022
Halcon Resources
9.750%, 07/15/2020 (A)	2,143	2,304
9.250%, 02/15/2022 (A)	265	276
8.875%, 05/15/2021	6,552	6,798
Hercules Offshore (A)
8.750%, 07/15/2021	355	385
7.500%, 10/01/2021	675	682
6.750%, 04/01/2022	480	466
Hiland Partners
7.250%, 10/01/2020 (A)	2,634	2,864
IronGate Energy Services
11.000%, 07/01/2018 (A)	400	398
James River Coal (B)
7.875%, 04/01/2019	385	50
Jones Energy Holdings
6.750%, 04/01/2022 (A)	4,170	4,248
Key Energy Services
6.750%, 03/01/2021	1,515	1,593
Kinder Morgan
5.000%, 02/15/2021 (A)	1,036	1,037

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kodiak Oil & Gas
8.125%, 12/01/2019	$995	$1,103
5.500%, 01/15/2021	15	15
5.500%, 02/01/2022	110	113
Laredo Petroleum
7.375%, 05/01/2022	765	851
5.625%, 01/15/2022 (A)	950	962
Legacy Reserves
8.000%, 12/01/2020	2,040	2,183
6.625%, 12/01/2021	1,125	1,122
Linn Energy
8.625%, 04/15/2020	285	310
7.750%, 02/01/2021	1,820	1,956
7.000%, 11/01/2019 (A)	2,915	3,039
MarkWest Energy Partners
6.500%, 08/15/2021	310	335
5.500%, 02/15/2023	730	750
MEG Energy (A)
7.000%, 03/31/2024	565	597
6.500%, 03/15/2021	616	648
6.375%, 01/30/2023	3,135	3,245
Memorial Production Partners
7.625%, 05/01/2021 (A)	4,755	5,017
7.625%, 05/01/2021	445	469
Midstates Petroleum
10.750%, 10/01/2020	6,108	6,749
9.250%, 06/01/2021	2,265	2,367
Milagro Oil & Gas
10.500%, 05/15/2016 (B)	1,700	1,326
Millennium Offshore Services Superholdings
9.500%, 02/15/2018 (A)	925	980
Murray Energy
8.625%, 06/15/2021 (A)	2,150	2,263
NGL Energy Partners
6.875%, 10/15/2021 (A)	1,600	1,664
Niska Gas Storage Canada ULC
6.500%, 04/01/2019 (A)	700	690
Northern Blizzard Resources
7.250%, 02/01/2022 (A)	1,470	1,514
Northern Oil and Gas
8.000%, 06/01/2020	1,695	1,801
NuStar Logistics
6.750%, 02/01/2021	1,000	1,081
Oasis Petroleum
6.875%, 03/15/2022 (A)	2,045	2,214
Ocean Rig UDW
7.250%, 04/01/2019 (A)	1,270	1,268
Offshore Group Investments
7.125%, 04/01/2023	1,060	1,079
Pacific Drilling
5.375%, 06/01/2020 (A)	1,200	1,191
PDC Energy
7.750%, 10/15/2022	2,415	2,644

126	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Peabody Energy
6.250%, 11/15/2021	$2,830	$2,837
Penn Virginia Resource Partners
8.375%, 06/01/2020	2,348	2,636
8.250%, 04/15/2018	377	394
Pioneer Energy Services
6.125%, 03/15/2022 (A)	1,465	1,491
PVR Partners
6.500%, 05/15/2021	2,100	2,242
QR Energy
9.250%, 08/01/2020	665	712
Range Resources
5.000%, 08/15/2022	1,500	1,530
5.000%, 03/15/2023	3,945	3,994
Regency Energy Partners
5.875%, 03/01/2022	3,260	3,382
5.500%, 04/15/2023	510	514
4.500%, 11/01/2023	300	279
RKI Exploration & Production
8.500%, 08/01/2021 (A)	520	562
Rockies Express Pipeline (A)
6.000%, 01/15/2019	3,320	3,345
5.625%, 04/15/2020	1,625	1,593
Rosetta Resources
5.875%, 06/01/2022	1,050	1,074
Sabine Pass Liquefaction
6.250%, 03/15/2022 (A)	3,025	3,154
5.625%, 02/01/2021	3,095	3,192
5.625%, 04/15/2023	6,900	6,866
Samson Investment
9.750%, 02/15/2020 (A)	1,010	1,101
SandRidge Energy
8.125%, 10/15/2022	2,704	2,947
7.500%, 03/15/2021	3,656	3,903
7.500%, 02/15/2023	6,340	6,720
SESI LLC
7.125%, 12/15/2021	1,400	1,561
Summit Midstream Holdings
7.500%, 07/01/2021 (A)	1,175	1,257
Tesoro Logistics
6.125%, 10/15/2021	465	493
5.875%, 10/01/2020	650	679
5.875%, 10/01/2020 (A)	395	413
Trinidad Drilling
7.875%, 01/15/2019 (A)	250	268
Tullow Oil
6.000%, 11/01/2020 (A)	555	563
Ultra Petroleum
5.750%, 12/15/2018 (A)	2,680	2,814
Unit
6.625%, 05/15/2021	2,000	2,120

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Vanguard Natural Resources
7.875%, 04/01/2020	$510	$550
Western Refining
6.250%, 04/01/2021	250	259
Whiting Petroleum
5.750%, 03/15/2021	1,650	1,774
Williams
8.750%, 03/15/2032	595	717
Williams, Ser A
7.500%, 01/15/2031	790	869

		229,194

Financials — 6.5%
Affinion Investments
13.500%, 08/15/2018 (A)	535	543
AIA Group MTN
2.250%, 03/11/2019 (A)	1,000	988
Ally Financial
8.000%, 11/01/2031	1,230	1,516
7.500%, 09/15/2020	1,475	1,753
6.250%, 12/01/2017	1,950	2,177
3.500%, 01/27/2019	3,610	3,610
2.917%, 07/18/2016 (E)	445	455
American Equity Investment Life Holding
6.625%, 07/15/2021	1,900	2,026
American International Group
8.175%, 05/15/2058 (E)	1,290	1,695
APERAM
7.750%, 04/01/2018 (A)	990	1,039
ARC Properties Operating Partnership‡
3.000%, 02/06/2019 (A)	2,150	2,140
A-S -Issuer Subsidiary
7.875%, 12/15/2020 (A)	2,170	2,322
Bank of America
8.000%, 12/29/2049 (E)	1,675	1,897
Barclays Bank
7.625%, 11/21/2022	1,310	1,444
CIT Group
6.625%, 04/01/2018 (A)	250	280
5.500%, 02/15/2019 (A)	2,570	2,769
5.250%, 03/15/2018	1,360	1,462
4.250%, 08/15/2017	130	136
3.875%, 02/19/2019	795	804
City National Bank
9.000%, 08/12/2019	3,384	4,044
Corrections Corp of America‡
4.625%, 05/01/2023	830	801
4.125%, 04/01/2020	945	933
Credit Acceptance
6.125%, 02/15/2021 (A)	4,050	4,212
Credit Suisse Group
7.500%, 12/11/2048 (A)	1,410	1,532

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	127

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Crown Castle International‡
5.250%, 01/15/2023	$865	$879
Denali Borrower
5.625%, 10/15/2020 (A)	1,395	1,419
Fidelity & Guaranty Life Holdings
6.375%, 04/01/2021 (A)	950	1,012
Geo Group
5.875%, 01/15/2022‡	1,050	1,079
GLP Capital
4.875%, 11/01/2020 (A)	643	660
Harland Clarke Holdings
9.250%, 03/01/2021 (A)	2,235	2,246
HBOS Capital Funding
6.071%, 06/30/2049 (A) (E)	2,115	2,118
Hockey Merger
7.875%, 10/01/2021 (A)	4,320	4,612
Interactive Data
10.250%, 08/01/2018	930	1,001
International Lease Finance
8.750%, 03/15/2017	770	904
6.250%, 05/15/2019	1,755	1,935
5.875%, 04/01/2019	2,770	3,026
2.183%, 06/15/2016 (E)	330	332
Jefferies Finance
7.375%, 04/01/2020 (A)	765	803
6.875%, 04/15/2022 (A)	2,645	2,665
Jefferies LoanCore
6.875%, 06/01/2020 (A)	875	888
JPMorgan Chase (E)
6.750%, 08/29/2049	910	958
5.150%, 04/05/2023	5,010	4,697
Kennedy-Wilson
8.750%, 04/01/2019	3,550	3,878
5.875%, 04/01/2024	2,300	2,300
Lancashire Holdings
5.700%, 10/01/2022 (A)	1,040	1,110
Liberty Mutual Group
7.000%, 03/15/2037 (A) (E)	1,365	1,426
Marlin Water Trust II
6.310%, 07/15/2003 (A) (B)	4,200	—
Mattamy Group
6.500%, 11/15/2020 (A)	1,810	1,833
National Life Insurance
10.500%, 09/15/2039 (A)	990	1,375
Nationstar Mortgage
6.500%, 08/01/2018	1,350	1,357
6.500%, 07/01/2021	2,095	1,975
NSG Holdings
7.750%, 12/15/2025 (A)	2,000	2,135
Nuveen Investments (A)
9.500%, 10/15/2020	6,290	6,699
9.125%, 10/15/2017	2,220	2,348
Omega Healthcare Investors‡
4.950%, 04/01/2024 (A)	1,155	1,130

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Opal Acquisition
8.875%, 12/15/2021 (A)	$6,700	$6,733
Oxford Finance
7.250%, 01/15/2018 (A)	1,730	1,834
PHH
7.375%, 09/01/2019	710	785
6.375%, 08/15/2021	560	578
PNC Preferred Funding Trust I
1.904%, 03/29/2049 (A) (E)	100	92
PNC Preferred Funding Trust II
1.456%, 03/29/2049 (A) (E)	3,770	3,581
RBS Capital Trust I
2.099%, 12/29/2049 (E)	1,615	1,567
Realogy (A)
7.875%, 02/15/2019	1,035	1,117
7.625%, 01/15/2020	530	590
RHP Hotel Properties‡
5.000%, 04/15/2021	2,433	2,451
Sabra Health Care‡
5.500%, 02/01/2021	2,215	2,315
TransUnion Holding
9.625%, 06/15/2018	625	664
8.125%, 06/15/2018	813	854
UPCB Finance III
6.625%, 07/01/2020 (A)	650	695
USB Realty
1.386%, 12/29/2049 (A) (E)	5,800	5,336
USI
7.750%, 01/15/2021 (A)	3,630	3,784
Wilton Re Finance
5.875%, 03/30/2033 (A) (E)	1,900	1,890
XL Capital
6.500%, 12/31/2049 (E)	2,210	2,174

		136,418

Health Care — 7.2%
21st Century Oncology
9.875%, 04/15/2017	580	568
8.875%, 01/15/2017	610	634
Acadia Healthcare
12.875%, 11/01/2018	1,250	1,506
6.125%, 03/15/2021 (A)	1,000	1,044
Alere
6.500%, 06/15/2020	215	226
Amsurg
5.625%, 11/30/2020	1,795	1,867
Aurora Diagnostics Holdings
10.750%, 01/15/2018	5,185	4,148
Biomet
6.500%, 08/01/2020	4,461	4,805
6.500%, 10/01/2020	3,170	3,368
Catamaran
4.750%, 03/15/2021	3,810	3,862

128	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CHS
8.000%, 11/15/2019	$1,075	$1,181
7.125%, 07/15/2020	3,535	3,836
6.875%, 02/01/2022 (A)	1,466	1,532
5.125%, 08/01/2021 (A)	205	210
DaVita HealthCare Partners
6.625%, 11/01/2020	675	723
6.375%, 11/01/2018	235	247
5.750%, 08/15/2022	800	851
DJO Finance
9.875%, 04/15/2018	2,080	2,267
8.750%, 03/15/2018	480	522
7.750%, 04/15/2018	2,780	2,926
Forest Laboratories
5.000%, 12/15/2021 (A)	2,215	2,342
Fresenius Medical Care US Finance II
5.625%, 07/31/2019 (A)	2,145	2,311
Grifols Worldwide Operations
5.250%, 04/01/2022 (A)	5,325	5,445
HCA
7.500%, 02/15/2022	5,070	5,793
6.500%, 02/15/2020	910	1,019
5.875%, 03/15/2022	2,050	2,209
5.000%, 03/15/2024	7,655	7,669
3.750%, 03/15/2019	1,000	1,004
HCA Holdings
7.750%, 05/15/2021	2,725	3,004
6.250%, 02/15/2021	350	375
Healthcare Technology Intermediate
7.375%, 09/01/2018 (A)	1,585	1,617
Healthsouth
8.125%, 02/15/2020	680	736
7.750%, 09/15/2022	487	533
Hologic
6.250%, 08/01/2020	3,070	3,247
Immucor
11.125%, 08/15/2019	5,465	6,175
IMS Health
6.000%, 11/01/2020 (A)	785	826
INC Research
11.500%, 07/15/2019 (A)	2,805	3,149
Kindred Healthcare
8.250%, 06/01/2019	3,085	3,305
6.375%, 04/15/2022 (A)	4,790	4,802
Kinetic Concepts
12.500%, 11/01/2019	660	767
10.500%, 11/01/2018	2,260	2,596
Lantheus Medical Imaging
9.750%, 05/15/2017	1,385	1,378
LifePoint Hospitals
5.500%, 12/01/2021 (A)	1,440	1,494

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MModal
10.750%, 08/15/2020 (A) (B)	$1,760	$176
MPH Acquisition Holdings
6.625%, 04/01/2022 (A)	4,185	4,295
Par Pharmaceutical
7.375%, 10/15/2020	2,935	3,177
Physio-Control International
9.875%, 01/15/2019 (A)	333	374
Salix Pharmaceuticals
6.000%, 01/15/2021 (A)	3,799	4,055
Select Medical
6.375%, 06/01/2021 (A)	1,155	1,172
Tenet Healthcare
8.125%, 04/01/2022	6,980	7,800
8.000%, 08/01/2020	2,160	2,360
6.750%, 02/01/2020	230	242
6.000%, 10/01/2020 (A)	1,555	1,664
4.750%, 06/01/2020	1,125	1,133
4.500%, 04/01/2021	1,000	978
Trinseo Materials Operating SCA
8.750%, 02/01/2019	6,125	6,577
Truven Health Analytics
10.625%, 06/01/2020	495	562
United Surgical Partners International
9.000%, 04/01/2020	1,350	1,499
Valeant Pharmaceuticals International (A)
7.250%, 07/15/2022	1,033	1,141
7.000%, 10/01/2020	1,602	1,734
6.750%, 08/15/2021	905	975
5.625%, 12/01/2021	2,255	2,371
Valeant Pharmaceuticals International Escrow (A)
7.500%, 07/15/2021	6,730	7,571
6.750%, 08/15/2018	2,425	2,668
6.375%, 10/15/2020	720	778
WellCare Health Plans
5.750%, 11/15/2020	3,785	3,974

		155,395

Industrials — 8.6%
ACCO Brands
6.750%, 04/30/2020	1,845	1,893
Accudyne Industries Borrower
7.750%, 12/15/2020 (A)	1,315	1,417
Actuant
5.625%, 06/15/2022	3,000	3,128
ADT
6.250%, 10/15/2021 (A)	3,010	3,093
4.125%, 04/15/2019	1,000	992
3.500%, 07/15/2022	360	316
Air Medical Group Holdings
9.250%, 11/01/2018	3,026	3,264

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	129

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Aircastle
7.625%, 04/15/2020	$1,360	$1,550
4.625%, 12/15/2018	395	404
Old AII
10.000%, 12/15/2016 (B)	1,800	—
Old AII PIK
9.000%, 12/15/2014 (B)	725	—
Algeco Scotsman Global Finance
10.750%, 10/15/2019 (A)	2,375	2,630
8.500%, 10/15/2018 (A)	1,485	1,622
Alion Science & Technology PIK
12.000%, 11/01/2014	1,635	1,627
Alliant Techsystems
5.250%, 10/01/2021 (A)	385	396
Alphabet Holding PIK
7.750%, 11/01/2017	4,200	4,342
American Builders & Contractors Supply
5.625%, 04/15/2021 (A)	1,340	1,387
Amsted Industries
5.000%, 03/15/2022 (A)	950	955
APX Group
8.750%, 12/01/2020	3,695	3,760
6.375%, 12/01/2019	1,825	1,861
Atkore International
9.875%, 01/01/2018	2,411	2,592
Avis Budget Car Rental
8.250%, 01/15/2019	1,355	1,453
5.500%, 04/01/2023	2,283	2,300
4.875%, 11/15/2017	55	58
BlueLine Rental Finance
7.000%, 02/01/2019 (A)	845	894
Boart Longyear Management Properties
10.000%, 10/01/2018 (A)	2,000	2,080
Boart Longyear Management Pty
7.000%, 04/01/2021 (A)	4,090	3,108
Bombardier (A)
6.125%, 01/15/2023	1,560	1,576
6.000%, 10/15/2022	2,725	2,725
5.750%, 03/15/2022	825	833
Briggs & Stratton
6.875%, 12/15/2020	1,500	1,665
Builders FirstSource
7.625%, 06/01/2021 (A)	1,448	1,567
Building Materials Corp of America (A)
7.500%, 03/15/2020	300	323
6.750%, 05/01/2021	620	673
Case New Holland Industrial
7.875%, 12/01/2017	390	457
CDW
8.500%, 04/01/2019	1,715	1,878
Cemex Espana Luxembourg
9.250%, 05/12/2020 (A)	755	829

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ceridian HCM Holding
11.000%, 03/15/2021 (A)	$1,300	$1,498
CEVA Group
9.000%, 09/01/2021 (A)	1,000	1,023
7.000%, 03/01/2021 (A)	1,235	1,257
Clean Harbors
5.250%, 08/01/2020	4,095	4,218
CNH Capital
3.625%, 04/15/2018	815	829
Continental Airlines
7.339%, 04/19/2014	108	109
Continental Airlines Pass-Through Trust, Ser 2009-2, CI B
9.250%, 05/10/2017	152	171
Covanta Holding
5.875%, 03/01/2024	1,560	1,585
CPG Merger
8.000%, 10/01/2021 (A)	2,975	3,168
Delta Air Lines Pass-Through Trust, Ser 2011-1, Cl B
7.125%, 10/15/2014	1,800	1,828
DigitalGlobe
5.250%, 02/01/2021	5,680	5,609
Esterline Technologies
7.000%, 08/01/2020	300	325
FGI Operating
7.875%, 05/01/2020	895	952
Gardner Denver
6.875%, 08/15/2021 (A)	385	397
GenCorp
7.125%, 03/15/2021	1,130	1,225
General Cable
5.750%, 10/01/2022 (A)	865	878
Gibraltar Industries
6.250%, 02/01/2021	787	839
Great Lakes Dredge & Dock
7.375%, 02/01/2019	1,087	1,139
H&E Equipment Services
7.000%, 09/01/2022	1,670	1,837
HD Supply
11.500%, 07/15/2020	2,000	2,380
11.000%, 04/15/2020	510	606
8.125%, 04/15/2019	1,325	1,477
7.500%, 07/15/2020	2,375	2,592
Hertz
7.500%, 10/15/2018	1,260	1,342
5.875%, 10/15/2020	620	661
Homer City Generation
8.137%, 10/01/2019	2,410	2,542
Interline Brands PIK
10.000%, 11/15/2018	280	304
Iron Mountain
7.750%, 10/01/2019	1,250	1,378
6.000%, 08/15/2023	715	760

130	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Jack Cooper Holdings
9.250%, 06/01/2020 (A)	$740	$807
Liberty Tire Recycling
11.000%, 10/01/2016 (A)	1,162	1,133
Manitowoc
8.500%, 11/01/2020	910	1,021
Marquette Transportation
10.875%, 01/15/2017	1,292	1,360
Masonite International
8.250%, 04/15/2021 (A)	1,420	1,567
Meritor
6.750%, 06/15/2021	1,015	1,073
6.250%, 02/15/2024	340	341
Milacron
7.750%, 02/15/2021 (A)	1,375	1,485
Mueller Water Products
8.750%, 09/01/2020	468	523
Navistar International
8.250%, 11/01/2021	1,740	1,775
Nielsen Finance
5.000%, 04/15/2022 (A)	3,258	3,266
4.500%, 10/01/2020	2,270	2,287
Nielsen Luxembourg SARL
5.500%, 10/01/2021 (A)	2,325	2,430
Nortek
8.500%, 04/15/2021	2,940	3,285
Oshkosh
8.500%, 03/01/2020	1,180	1,295
5.375%, 03/01/2022 (A)	75	76
Ply Gem Industries
6.500%, 02/01/2022 (A)	1,015	1,025
Polymer Group
7.750%, 02/01/2019	1,290	1,380
Polypore International
7.500%, 11/15/2017	530	562
Quality Distribution
9.875%, 11/01/2018	3,600	3,933
RSC Equipment Rental
8.250%, 02/01/2021	3,459	3,870
Sabine Pass LNG L.P.
7.500%, 11/30/2016 (A)	1,540	1,648
7.500%, 11/30/2016	4,770	5,271
Seminole Tribe of Florida
6.535%, 10/01/2020 (A)	500	553
Sensata Technologies BV (A)
6.500%, 05/15/2019	4,093	4,384
4.875%, 10/15/2023	1,600	1,572
ServiceMaster
8.000%, 02/15/2020	1,240	1,345
7.250%, 03/01/2038	2,990	2,534
7.000%, 08/15/2020	620	656
Stena
7.000%, 02/01/2024 (A)	1,465	1,491
Syncreon Group BV
8.625%, 11/01/2021 (A)	2,101	2,190

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Tempel Steel
12.000%, 08/15/2016 (A)	$860	$808
Terex
6.500%, 04/01/2020	615	669
6.000%, 05/15/2021	2,785	2,980
Tervita
8.000%, 11/15/2018 (A)	655	662
TRAC Intermodal
11.000%, 08/15/2019	1,745	1,989
TransDigm
7.500%, 07/15/2021	2,100	2,326
5.500%, 10/15/2020	1,600	1,628
Triumph Group
4.875%, 04/01/2021	545	537
United Airlines, Ser 95A1
9.020%, 04/19/2012 (B) (F) (H) (I)	272	71
3.000%, 10/19/2018	427	106
United Airlines Pass-Through Trust, Ser 2013-1, Cl B
5.375%, 08/15/2021	1,500	1,558
United Rentals North America
9.250%, 12/15/2019	380	420
8.375%, 09/15/2020	150	166
7.625%, 04/15/2022	325	364
7.375%, 05/15/2020	525	579
6.125%, 06/15/2023	3,250	3,445
5.750%, 11/15/2024	2,600	2,619
Vander Intermediate Holding II
9.750%, 02/01/2019 (A)	550	580
Victor Technologies Group
9.000%, 12/15/2017	1,858	1,993
Watco
6.375%, 04/01/2023 (A)	2,260	2,294
Wise Metals Group
8.750%, 12/15/2018 (A)	625	670

		185,179

Information Technology — 7.5%
ACI Worldwide
6.375%, 08/15/2020 (A)	525	553
Activision Blizzard
5.625%, 09/15/2021 (A)	6,200	6,634
Advanced Micro Devices
7.500%, 08/15/2022	4,480	4,435
6.750%, 03/01/2019 (A)	1,005	1,009
Alcatel-Lucent USA (A)
8.875%, 01/01/2020	1,550	1,759
6.750%, 11/15/2020	1,625	1,718
Amkor Technology
6.625%, 06/01/2021	461	492
6.375%, 10/01/2022	2,575	2,668
Anixter
5.625%, 05/01/2019	455	485

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	131

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Aspect Software
10.625%, 05/15/2017	$3,285	$3,474
Audatex North America (A)
6.125%, 11/01/2023	3,955	4,207
6.000%, 06/15/2021	4,355	4,649
Avaya
7.000%, 04/01/2019 (A)	2,595	2,576
BCP Singapore VI Cayman Financing
8.000%, 04/15/2021 (A)	365	370
Belden
5.500%, 09/01/2022 (A)	1,135	1,149
Blackboard
7.750%, 11/15/2019 (A)	725	759
BMC Software Finance
8.125%, 07/15/2021 (A)	4,230	4,452
Brocade Communications Systems
4.625%, 01/15/2023 (A)	1,710	1,633
Carlson Wagonlit BV
6.875%, 06/15/2019 (A)	955	1,019
CommScope
8.250%, 01/15/2019 (A)	2,151	2,328
CommScope Holding PIK
6.625%, 06/01/2020 (A)	1,810	1,914
Eagle Midco
9.000%, 06/15/2018 (A)	2,985	3,134
Entegris
6.000%, 04/01/2022 (A)	2,300	2,352
Epicor Software
8.625%, 05/01/2019	2,780	3,041
Equinix
4.875%, 04/01/2020	2,175	2,224
First Data
12.625%, 01/15/2021	1,604	1,909
11.750%, 08/15/2021 (A)	2,860	3,003
11.750%, 08/15/2021 (A)	3,390	3,559
11.250%, 01/15/2021	4,245	4,845
8.875%, 08/15/2020 (A)	1,670	1,850
8.250%, 01/15/2021 (A)	1,545	1,676
7.375%, 06/15/2019 (A)	3,745	4,026
6.750%, 11/01/2020 (A)	2,175	2,338
First Data PIK
8.750%, 01/15/2022 (A)	7,510	8,205
First Data Holdings PIK
14.500%, 09/24/2019 (A)	840	790
Freescale Semiconductor
10.750%, 08/01/2020	130	151
6.000%, 01/15/2022 (A)	705	748
Hughes Satellite Systems
7.625%, 06/15/2021	3,255	3,670
6.500%, 06/15/2019	690	757
IAC
4.875%, 11/30/2018	1,200	1,253

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.750%, 12/15/2022	$1,955	$1,913
iGATE
9.000%, 05/01/2016	4,949	5,196
4.750%, 04/15/2019 (A)	1,000	1,004
Infor US
11.500%, 07/15/2018	740	857
9.375%, 04/01/2019	3,455	3,891
j2 Global
8.000%, 08/01/2020	1,925	2,098
Magnachip Semiconductor
6.625%, 07/15/2021	860	856
ManTech International
7.250%, 04/15/2018	795	825
Micron Technology
5.875%, 02/15/2022 (A)	1,760	1,844
NCR
6.375%, 12/15/2023 (A)	3,215	3,416
5.875%, 12/15/2021 (A)	1,300	1,368
5.000%, 07/15/2022	1,675	1,677
NeuStar
4.500%, 01/15/2023	1,949	1,691
NXP BV (A)
5.750%, 02/15/2021	2,730	2,907
5.750%, 03/15/2023	435	457
3.750%, 06/01/2018	265	266
Perstorp Holding
8.750%, 05/15/2017 (A)	1,235	1,321
Sabre
8.500%, 05/15/2019 (A)	4,450	4,917
SPCM
6.000%, 01/15/2022 (A)	1,311	1,390
SSI Investments II
11.125%, 06/01/2018	1,055	1,125
STATS ChipPAC
4.500%, 03/20/2018 (A)	2,206	2,217
Stratus Technologies Bermuda
12.000%, 03/29/2015	2,305	2,559
Stream Global Services
11.250%, 10/01/2014	2,980	2,980
SunGard Availability Services Capital
8.750%, 04/01/2022 (A)	1,605	1,607
SunGard Data Systems
7.625%, 11/15/2020	340	373
7.375%, 11/15/2018	364	386
6.625%, 11/01/2019	800	846
Taminco Global Chemical
9.750%, 03/31/2020 (A)	455	513
Travelport
6.361%, 03/01/2016 (A) (E)	101	102
Travelport PIK
13.875%, 03/01/2016 (A)	468	494
VeriSign
4.625%, 05/01/2023	900	864

132	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Viasystems
7.875%, 05/01/2019 (A)	$1,300	$1,401
WEX
4.750%, 02/01/2023 (A)	2,825	2,656
Zayo Group
10.125%, 07/01/2020	4,090	4,744
8.125%, 01/01/2020	2,180	2,393

		160,968

Materials — 5.5%
AK Steel
7.625%, 05/15/2020	720	718
ArcelorMittal
6.125%, 06/01/2018	2,195	2,406
6.000%, 03/01/2021	375	400
ARD Finance PIK
11.125%, 06/01/2018 (A)	1,502	1,646
Ardagh Packaging Finance
9.125%, 10/15/2020 (A)	2,260	2,520
7.000%, 11/15/2020 (A)	280	294
Ashland
4.750%, 08/15/2022	1,435	1,408
Axalta Coating Systems US Holdings
7.375%, 05/01/2021 (A)	1,185	1,289
Ball
5.000%, 03/15/2022	1,150	1,179
Berry Plastics
9.750%, 01/15/2021	1,325	1,539
Beverage Packaging Holdings Luxembourg II
5.625%, 12/15/2016 (A)	2,075	2,127
BOE Intermediate Holding
9.000%, 11/01/2017 (A)	1,050	1,145
BOE Merger PIK
9.500%, 11/01/2017 (A)	1,715	1,818
BWAY Holding
10.000%, 06/15/2018	815	868
Celanese US Holdings
4.625%, 11/15/2022	4,055	3,994
Cemex
7.250%, 01/15/2021 (A)	3,010	3,288
Cemex Finance
6.000%, 04/01/2024 (A)	945	947
Consolidated Container
10.125%, 07/15/2020 (A)	1,285	1,365
Cornerstone Chemical
9.375%, 03/15/2018 (A)	4,280	4,537
Eldorado
6.125%, 12/15/2020 (A)	1,125	1,125
FMG Resources August 2006 Pty (A)
6.875%, 02/01/2018	1,910	2,013
6.875%, 04/01/2022	2,123	2,288

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FMG Resources Property
8.250%, 11/01/2019 (A)	$1,695	$1,865
FQM Akubra
8.750%, 06/01/2020 (A)	1,280	1,400
Graphic Packaging International
4.750%, 04/15/2021	1,154	1,155
Headwaters
7.625%, 04/01/2019	315	339
Hecla Mining
6.875%, 05/01/2021	2,200	2,134
Hexion US Finance
9.000%, 11/15/2020	495	490
8.875%, 02/01/2018	2,200	2,288
6.625%, 04/15/2020	1,620	1,677
Huntsman International
8.625%, 03/15/2020	435	477
8.625%, 03/15/2021	1,135	1,271
4.875%, 11/15/2020	490	493
IAMGOLD
6.750%, 10/01/2020 (A)	6,220	5,536
Ineos Finance (A)
8.375%, 02/15/2019	1,180	1,304
7.500%, 05/01/2020	1,070	1,174
Ineos Group Holdings
6.125%, 08/15/2018 (A)	1,425	1,477
5.875%, 02/15/2019 (A)	5,010	5,117
JMC Steel Group
8.250%, 03/15/2018 (A)	1,130	1,155
Kaiser Aluminum
8.250%, 06/01/2020	1,650	1,860
KGHM International
7.750%, 06/15/2019 (A)	2,690	2,838
LSB Industries
7.750%, 08/01/2019 (A)	1,195	1,282
Mirabela Nickel
8.750%, 04/15/2018 (A) (B)	2,420	581
3.500%, 06/30/2014 (F)	382	382
Momentive Performance Materials PIK
1.535%, 06/04/2017 (F) (H) (I)	2,344	438
New (A)
7.000%, 04/15/2020	600	632
6.250%, 11/15/2022	2,640	2,680
Nexeo Solutions
8.375%, 03/01/2018	750	758
Noranda Aluminum Acquisition
11.000%, 06/01/2019	1,390	1,279
Novelis
8.750%, 12/15/2020	190	212
8.375%, 12/15/2017	1,455	1,557
Packaging Dynamics
8.750%, 02/01/2016 (A)	1,379	1,415

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	133

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Plains Exploration & Production
6.875%, 02/15/2023	$875	$973
6.500%, 11/15/2020	1,660	1,828
Plastipak Holdings
6.500%, 10/01/2021 (A)	1,115	1,169
PolyOne
7.375%, 09/15/2020	910	997
Pretium Packaging
11.500%, 04/01/2016	1,670	1,787
Rain CII Carbon (A)
8.250%, 01/15/2021	200	206
8.000%, 12/01/2018	310	324
Reichhold Industries PIK
9.000%, 05/08/2017 (A)	1,382	933
Rentech Nitrogen Partners
6.500%, 04/15/2021 (A)	405	397
Rockwood Specialties Group
4.625%, 10/15/2020	875	903
Ryerson
11.250%, 10/15/2018	360	403
9.000%, 10/15/2017	880	949
Sappi Papier Holding GmbH (A)
8.375%, 06/15/2019	1,365	1,515
7.750%, 07/15/2017	300	334
6.625%, 04/15/2021	845	877
Scotts Miracle-Gro
6.625%, 12/15/2020	790	854
Sealed Air (A)
8.375%, 09/15/2021	975	1,123
8.125%, 09/15/2019	1,650	1,844
Smurfit Kappa Acquisitions
4.875%, 09/15/2018 (A)	1,400	1,484
St. Barbara
8.875%, 04/15/2018 (A)	800	656
TPC Group
8.750%, 12/15/2020 (A)	6,610	7,246
Unifrax I
7.500%, 02/15/2019 (A)	600	636
Vulcan Materials
7.500%, 06/15/2021	530	624
7.000%, 06/15/2018	450	519
Walter Energy
11.000%, 04/01/2020 (A)	1,530	1,377
9.875%, 12/15/2020	4,560	2,998
8.500%, 04/15/2021	2,105	1,326

		118,462

Telecommunication Services — 6.1%
CenturyLink
6.750%, 12/01/2023	5,075	5,386
5.800%, 03/15/2022	2,345	2,398
5.625%, 04/01/2020	1,460	1,535
Cincinnati Bell
8.750%, 03/15/2018	3,170	3,317

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cogent Communications Group
8.375%, 02/15/2018 (A)	$775	$841
Comcel Trust
6.875%, 02/06/2024 (A)	495	518
Digicel Group (A)
8.250%, 09/01/2017	2,714	2,823
8.250%, 09/30/2020	4,940	5,273
7.125%, 04/01/2022	1,925	1,947
Eileme 2
11.625%, 01/31/2020 (A)	595	709
GCI
8.625%, 11/15/2019	875	936
6.750%, 06/01/2021	580	587
Gray Television
7.500%, 10/01/2020	1,390	1,508
Intelsat Jackson Holdings
7.500%, 04/01/2021	1,180	1,295
7.250%, 10/15/2020	3,310	3,591
6.625%, 12/15/2022	830	863
5.500%, 08/01/2023 (A)	105	103
Intelsat Luxembourg (A)
8.125%, 06/01/2023	5,085	5,390
7.750%, 06/01/2021	4,170	4,389
Level 3 Communications
8.875%, 06/01/2019	1,025	1,126
Level 3 Financing
8.625%, 07/15/2020	710	796
8.125%, 07/01/2019	845	927
7.000%, 06/01/2020	1,415	1,551
6.125%, 01/15/2021 (A)	820	865
Lucent Technologies
6.450%, 03/15/2029	225	215
Lynx I
5.375%, 04/15/2021 (A)	3,485	3,598
Lynx II
6.375%, 04/15/2023 (A)	2,490	2,639
MetroPCS Wireless
7.875%, 09/01/2018	265	282
NII International Telecom SCA
7.875%, 08/15/2019 (A)	325	220
Parker Drilling
7.500%, 08/01/2020	3,710	3,951
Qwest Capital Funding
7.750%, 02/15/2031	415	410
Sable International Finance
8.750%, 02/01/2020 (A)	68	77
SBA Telecommunications
8.250%, 08/15/2019	113	120
5.750%, 07/15/2020	135	141
SoftBank
4.500%, 04/15/2020 (A)	1,351	1,344
Sprint (A)
7.875%, 09/15/2023	14,110	15,521
7.250%, 09/15/2021	2,735	2,981

134	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

7.125%, 06/15/2024	$5,050	$5,303
Sprint Capital
8.750%, 03/15/2032	4,435	4,878
6.900%, 05/01/2019	4,215	4,626
6.875%, 11/15/2028	1,130	1,096
Sprint Communications (A)
9.000%, 11/15/2018	2,035	2,488
7.000%, 03/01/2020	325	375
T-Mobile USA
6.836%, 04/28/2023	1,115	1,196
6.731%, 04/28/2022	3,075	3,294
6.633%, 04/28/2021	330	355
6.500%, 01/15/2024	2,330	2,441
6.250%, 04/01/2021	1,195	1,264
6.125%, 01/15/2022	1,805	1,891
tw telecom holdings
6.375%, 09/01/2023	120	128
5.375%, 10/01/2022	2,300	2,346
UPCB Finance V
7.250%, 11/15/2021 (A)	3,355	3,699
UPCB Finance VI
6.875%, 01/15/2022 (A)	2,512	2,738
Vimpel Communications Via VIP Finance Ireland
7.748%, 02/02/2021 (A)	450	461
Wind Acquisition Finance (A)
11.750%, 07/15/2017	700	738
7.250%, 02/15/2018	310	326
7.250%, 02/15/2018	4,135	4,362
6.500%, 04/30/2020	1,189	1,293
Windstream
7.750%, 10/15/2020	500	536
7.750%, 10/01/2021	2,730	2,935
7.500%, 06/01/2022	745	786
7.500%, 04/01/2023	1,220	1,281
6.375%, 08/01/2023	560	546

		131,555

Utilities — 1.8%
AES
8.000%, 06/01/2020	325	384
7.375%, 07/01/2021	3,200	3,648
4.875%, 05/15/2023	215	205
AES Gener
8.375%, 12/18/2073 (A) (E)	905	959
AmeriGas Finance
7.000%, 05/20/2022	6,222	6,798
Calpine (A)
7.875%, 07/31/2020	1,301	1,431
7.500%, 02/15/2021	994	1,086
6.000%, 01/15/2022	1,683	1,767
5.875%, 01/15/2024	340	345
Elwood Energy
8.159%, 07/05/2026	646	710

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Enel
8.750%, 09/24/2073 (A) (E)	$750	$839
Energy Future Intermediate Holding
10.250%, 12/01/2020 (A)	3,765	3,967
Ferrellgas
6.500%, 05/01/2021	2,825	2,959
LBC Tank Terminals Holding Netherlands BV
6.875%, 05/15/2023 (A)	2,800	2,989
NRG Energy
8.250%, 09/01/2020	345	379
7.875%, 05/15/2021	6,560	7,216
6.625%, 03/15/2023	1,749	1,815
6.250%, 07/15/2022 (A)	1,265	1,303
Southern Energy
0.000%, 07/15/2004 (B)	450	5

		38,805

Total Corporate Obligations (Cost $1,547,534) ($ Thousands)		1,598,997

LOAN PARTICIPATIONS — 12.0%
Academy Sports Limited, Term Loan
4.500%, 08/03/2018	552	554
Accellent Cov-Lite, 2nd Lien
0.000%, 02/21/2022 (G)	515	510
Accellent, 1st Lien Term Loan
0.000%, 02/19/2021 (G)	3,015	3,010
Active Network, 1st Lien Term Loan
5.500%, 11/06/2020	299	302
Affinion Group Holdings
6.750%, 10/08/2016	1,997	1,967
Air Medical Group Holdings, 1st Lien Term Loan
7.625%, 05/21/2018	2,810	2,796
Akorn, 1st Lien Term Loan B
0.000%, 11/13/2020 (G)	1,400	1,412
Alcatel Lucent, Term Loan C
4.500%, 01/29/2019	1,490	1,496
Alinta Cov-Lite, 1st Lien Term Loan
6.375%, 08/13/2019	2,553	2,586
Alinta, Delayed Term Loan Unfunded
0.500%, 08/13/2018 (K)	167	2
Alliance Laundry System LLC, Term Loan B
4.250%, 12/07/2018	375	376
American Renal Holdings, Term Loan
8.500%, 02/20/2020	1,750	1,757

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	135

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Tire Distributors, 1st Lien Term Loan
0.000%, 06/19/2018 (G)	$700	$704
ANVC Merger, 1st Lien Term Loan
5.500%, 02/18/2021	1,895	1,905
Applied Systems, 1st Lien Term Loan
5.500%, 01/15/2021	745	747
Applied Systems, 2nd Lien Term Loan
7.500%, 01/14/2022	1,478	1,500
Arctic Glacier Cov-Lite, 1st Lien
5.000%, 05/10/2019	1,043	1,045
Aspect Software
7.000%, 05/07/2016	1,123	1,137
Associated Partners, 1st Lien Term Loan
6.655%, 12/21/2015 (F)	2,250	2,256
Associated Partners, Delayed Draw Term Loan
6.655%, 12/21/2015 (F)	2,250	2,256
Astoria Generating Cov-Lite, Term Loan
8.500%, 10/26/2017	5,382	5,543
Asurion LLC, 2nd Lien Term Loan
8.500%, 03/03/2021	1,600	1,650
Atkore Cov-Lite, 2nd Lien Term Loan
0.000%, 09/27/2021 (G)	795	799
Atlas Energy, Term Loan B
6.500%, 07/31/2019	697	714
Avast Software LLC, 1st Lien Term Loan
0.000%, 03/18/2020 (G)	800	798
Avaya
6.500%, 03/31/2018	838	839
Azure Midstream, 1st Lien Term Loan B
6.500%, 11/12/2018	1,145	1,154
Berling Packaging LLC, 2nd Lien Term Loan
8.750%, 04/02/2020	375	383
BJ’s Wholesale Club, 2nd Lien
8.500%, 03/31/2020	1,540	1,574
Blue Coat Systems, Term Loan
4.000%, 02/15/2018	200	200
BMC Software
5.000%, 08/07/2020	407	407
Bowie Resources, 1st Lien Term Loan
6.750%, 08/16/2020	2,054	2,075

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Brickman Group Cov-Lite, 1st Lien
0.000%, 12/18/2020 (G)	$4	$4
Brickman Group Holdings, 1st Lien Term Loan
4.000%, 12/18/2020	1,496	1,498
Brickman Group Holdings, 2nd Lien Term Loan
7.500%, 12/17/2021	803	817
Carestream Health Cov-Lite, 1st Lien Term Loan
5.000%, 06/07/2019	2,066	2,084
Carestream Health Cov-Lite, 2nd Lien Term Loan
9.500%, 12/05/2019	2,075	2,115
Carestream Health, 1st Lien Term Loan
5.000%, 06/07/2019	96	97
Catalent Pharma Solutions, Term Loan
6.500%, 12/31/2017	400	404
Cengage Learning Acquisitions, 1st Lien Term Loan
0.000%, 03/06/2020 (G)	1,680	1,698
Cengage Learning Acquisitions, Term Loan B
7.750%, 07/05/2017 (B)	160	150
Ceridian, 1st Lien Term Loan B
4.404%, 05/09/2017	967	970
Ceva Group PLC, 1st Lien Term Loan
6.500%, 03/19/2021	203	202
6.500%, 03/12/2021	296	294
Ceva Intercompany BV, 1st Lien Term Loan
6.500%, 03/19/2021	214	213
Ceva Logistics, 1st Lien Term Loan
6.500%, 03/19/2021	37	37
City Center Holdings LLC Cov-Lite, 1st Lien Term Loan B
5.000%, 10/09/2020	2,470	2,488
CKX, Term Loan B
9.000%, 06/21/2017	421	367
Clear Channel Communications, 1st Lien Term Loan B
3.803%, 01/29/2016	1,492	1,473
Clear Channel Communications, 1st Lien Term Loan D
6.903%, 01/22/2019	6,116	5,985
Community Health Services, 1st Lien Term Loan D
4.250%, 01/27/2021	2,209	2,225
Compass Investors, 1st Lien Term Loan
4.250%, 12/14/2019	700	702

136	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CPM Holdings, 2nd Lien
10.250%, 03/01/2018	$900	$911
Crestwood Holdings LLC, 1st Lien Term Loan B
7.000%, 05/24/2019	1,473	1,498
CSM Bakery Supplies Cov-Lite, 1st Lien Term Loan
4.750%, 05/22/2020	1,383	1,391
CTI Foods, 2nd Lien Term Loan
8.250%, 06/28/2021	1,190	1,196
Cumulus Media, 1st Lien
4.250%, 12/23/2020	746	748
DAE Aviation Holdings, 1st Lien Term Loan
7.750%, 07/30/2019	1,000	1,016
5.000%, 11/02/2018	126	127
DAE Aviation Holdings, Term Loan B1
6.250%, 10/19/2018	1,495	1,514
Dell, 1st Lien Term Loan
4.500%, 09/23/2020	2,320	2,303
Dex Media West LLC
8.000%, 10/24/2014	1,652	1,336
Diamond Foods Cov-Lite, 1st Lien
4.250%, 08/20/2018	840	842
Doncaster PLC, 2nd Lien Term Loan
9.500%, 10/09/2020	350	355
Empire Generating
5.250%, 03/12/2021	1,845	1,844
Endurance International, 1st Lien
5.000%, 11/09/2019	1,690	1,699
Entegris, 1st Lien Term Loan B
0.000%, 03/25/2021 (G)	1,795	1,791
Entegris, Bridge Loan
0.000%, 02/04/2015 (G)	1,130	1,130
EZE Castel Software LLC, 2nd Lien Term Loan
8.500%, 04/05/2021	400	405
Fender Musical Instruments, 1st Lien Term Loan
5.750%, 04/03/2019	357	358
First Advantage Cov-Lite, Term Loan B
6.250%, 02/13/2019	495	496
First Advantage, 2nd Lien Term Loan
10.500%, 08/28/2019 (F)	600	594
FMG Resources Property Cov-Lite, 1st Lien
4.250%, 06/30/2019	2,264	2,281

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Foresight Energy LLC Cov-Lite, 1st Lien Term Loan B
5.500%, 08/21/2020	$1,995	$2,004
Freescale Semiconductor, Term Loan
4.250%, 02/13/2020	547	549
4.250%, 03/01/2020	1,944	1,951
4.250%, 03/03/2020	4	4
Gardner Denver, 1st Lien Term Loan
4.250%, 07/30/2020	723	723
GCA Services Group Cov-Lite, 2nd Lien Term Loan
9.250%, 10/11/2020	560	566
Gentiva Health Services, 1st Lien Term Loan B
6.500%, 10/16/2019	1,170	1,154
Getty Images Cov-Lite, 1st Lien Term Loan B
4.750%, 10/03/2019	2	2
Global Aviation Holdings
10.000%, 07/13/2017 (B) (F)	1,869	—
3.000%, 02/13/2018 (B) (F)	611	—
GlobalLogic Holdings, 1st Lien Term Loan B
6.250%, 06/03/2019	998	988
GOGO LLC
11.250%, 06/21/2017	894	966
Gray Television, Term Loan B
4.500%, 10/11/2019	1,601	1,608
Greenway Medical Technologies, 1st Lien Term Loan
9.250%, 11/01/2021	900	909
Grifols Worldwide Operations, 2nd Lien Term Loan B
3.155%, 03/05/2021	1,015	1,014
Gymboree Cov-Lite, 1st Lien Term Loan
5.000%, 02/23/2018	340	305
Harrah’s Entertainment, Extended Term Loan B6
5.489%, 01/28/2018	737	695
Hemisphere Media Group, Term Loan
6.250%, 07/30/2020	710	711
Hilton Hotels Cov-Lite, 1st Lien Term Loan B
3.750%, 09/23/2020	1,911	1,913
Hilton Worldwide Finance
3.750%, 10/26/2020	80	80
Hilton Worldwide Holdings, 1st Lien Term Loan B
3.750%, 09/23/2020	107	107

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	137

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hostess Brands
6.750%, 04/09/2020	$1,820	$1,890
Hub International, 1st Lien Term Loan B
4.750%, 09/17/2020	1,995	1,996
Ikaria, 2nd Lien
5.000%, 02/04/2022	1,975	2,000
IMG Worldwide, 1st Lien Term Loan
0.000%, 03/19/2021 (G)	600	596
Industrial Packaging, Bridge Term Loan
0.000%, 03/10/2015 (G)	1,016	1,016
Infor US, 1st Lien Term Loan B
3.750%, 06/03/2020	1,397	1,391
Integra Telecom, 2nd Lien
9.750%, 02/19/2020	700	715
Integra Telecom, Term Loan B
5.250%, 02/22/2019	1,340	1,346
Interline Brands
0.000%, 03/12/2021 (G)	410	409
Intrawest, 1st Lien Term Loan
5.500%, 11/26/2020	1,995	2,020
ION Trading Technologies, 2nd Lien Term Loan, Cov-Lite
8.250%, 05/21/2021	2,150	2,171
J Crew Group, 1st Lien
4.000%, 03/05/2021	4,095	4,083
J Crew Group, Term Loan B
4.000%, 03/05/2021	1,219	1,216
JC Penney Cov-Lite, 1st Lien Term Loan B
6.000%, 05/21/2018	1,045	1,039
Kindred Healthcare
0.000%, 03/28/2021 (G)	2,315	2,321
Kinetic Concepts, 1st Lien Term Loan
4.000%, 05/04/2018	1,425	1,426
Knight Capital Group, 1st Lien Term Loan B
5.750%, 11/30/2017	28	28
Knowledge Universe Education LLC, 1st Lien Term Loan
0.000%, 03/12/2021 (G)	1,150	1,156
Landest Software, 1st Lien
5.000%, 02/25/2020	697	697
Laureate Education, 1st Lien Term Loan
5.000%, 06/15/2018	64	63
5.000%, 06/18/2015	492	487
Learning Care Group, Term Loan
5.750%, 05/08/2019	299	299
Light Tower Fiber LLC, Term Loan
8.000%, 04/12/2021	220	224

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lions Gate Entertainment, 2nd Lien Term Loan
5.000%, 07/19/2020	$2,500	$2,544
Marine District Finance, 1st Lien
6.750%, 08/15/2018	1,445	1,464
Mashantucket Pequot Tribe, 1st Lien Term Loan
9.375%, 06/30/2020	3,543	3,396
Medical Card, Term Loan
12.000%, 09/17/2015	1,316	1,250
MedQuist, Term Loan B
7.750%, 08/15/2019 (B)	4,797	3,756
Men’s Warehouse, Bridge Loan
0.000%, 03/11/2015 (G)	1,720	1,720
Merge Healthcare, Term Loan B
6.000%, 04/23/2019	496	467
Metroflag, 2nd Lien
14.000%, 01/06/2009 (B)	300	—
MISYS, 1st Lien Term Loan
5.000%, 12/12/2018	1,194	1,204
MISYS, 2nd Lien
12.000%, 06/12/2019	1,250	1,431
Mohegan Tribal Gaming Authority, 1st Lien Term Loan B
5.500%, 11/19/2019	1,332	1,358
Moxie Liberty LLC, 1st Lien Term Loan B1
7.500%, 08/21/2020	2,755	2,810
Moxie Patriot LLC, 1st Lien Term Loan B1
6.750%, 12/19/2020	780	792
NANA Development, 1st Lien Term Loan
8.000%, 03/15/2018	502	497
National Financial Partners, 1st Lien Term Loan B
5.250%, 07/01/2020	1,788	1,797
National Vision, 1st Lien Term Loan, Cov-Lite
0.000%, 03/05/2021 (G)	1,500	1,489
Navistar International
5.750%, 08/17/2017	1,603	1,628
Nelson Education Limited, Term Loan B1
2.747%, 07/05/2014	933	763
NexTech Systems, 1st Lien
6.000%, 10/28/2018 (F)	1,136	1,113
Nord Anglia Education, 1st Lien Term Loan
0.000%, 03/19/2021 (G)	500	499
Nuveen Investments, 2nd Lien Term Loan B
6.500%, 02/28/2019	1,705	1,707
Obsidian Natural Gas Trust
7.000%, 11/02/2015	858	869

138	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ocean Cov-Lite, 1st Lien Term Loan B1
6.000%, 02/02/2021	$5,013	$5,102
Offshore Group Investments
5.000%, 10/25/2017	515	515
One Call Medical, 1st Lien Term Loan
5.000%, 11/20/2020	2,272	2,278
OpenLink Financial Cov-Lite, 1st Lien
0.000%, 10/30/2017 (G)	978	981
Ortho-Clinical Diagnostics, Bridge Loan
0.000%, 03/25/2058 (G)	2,390	2,390
Otter Products, 1st Lien Term Loan B
5.250%, 04/29/2019	1,641	1,637
Oxbow Carbon & Minerals, 2nd Lien
8.000%, 01/19/2020	1,250	1,275
P2 Energy Cov-Lite, 1st Lien Term Loan
5.000%, 10/30/2020	706	712
0.000%, 10/30/2020 (G)	4	4
Pacific Drilling, 1st Lien Term Loan
4.500%, 05/18/2018	1,985	1,991
Panda Sherman Power LLC, Term Loan
9.000%, 09/14/2018	1,650	1,687
Panda Temple Power LLC, 1st Lien Term Loan B
7.250%, 04/03/2019	805	824
Panolam Industries International
7.250%, 08/23/2017	734	714
Panolam Industries International, 1st Lien Term Loan
0.000%, 08/23/2017 (G)	3	3
Patheon, 1st Lien Term Loan
0.000%, 01/22/2021 (G)	1,690	1,680
Performance Food Group Cov-Lite, 2nd Lien Term Loan
6.250%, 11/07/2019	596	604
Pierre Foods, 2nd Lien Term Loan
9.500%, 10/02/2017	3,042	2,951
Polymer Group, 1st Lien Term Loan B
5.250%, 12/13/2019	1,275	1,281
Presidio, 1st Lien Term Loan B
5.000%, 03/31/2017	2,057	2,066
Ranpak, 2nd Lien Term Loan
8.500%, 04/10/2020	375	382

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Raven Power Finance LLC, 1st Lien Term Loan B
5.250%, 12/18/2020	$1,100	$1,111
RCS, 1st Lien Term Loan
0.000%, 03/29/2019 (G)	600	603
Reddy Ice, 2nd Lien Term Loan
10.750%, 11/01/2019	1,670	1,603
Rice Drilling LLC, 2nd Lien Term Loan B
8.500%, 10/25/2018	1,853	1,886
Rite Aid, 2nd Lien Term Loan
5.750%, 07/07/2020	727	742
Road Infrastructure Investments, 2nd Lien Term Loan
0.000%, 09/21/2021 (G)	300	300
Royal Adhesives and Sealants LLC, Term Loan
5.500%, 07/31/2018	1,488	1,505
Sabre Holdings
5.250%, 02/15/2019	1,905	1,905
Salix Pharmaceuticals, 1st Lien Term Loan
4.250%, 12/17/2019	649	655
Samson Investments
5.000%, 09/25/2018	1,595	1,609
Seadrill Partners LLC, 1st Lien Term Loan B
4.000%, 02/22/2021	2,523	2,515
Sears Holdings, 1st Lien Term Loan
5.500%, 06/30/2018	2,195	2,204
Shields Finance, 1st Lien
5.000%, 01/27/2021	1,400	1,404
Sirva Worldwide, Term Loan
7.500%, 03/27/2019	1,386	1,413
Smart & Final, 1st Lien Term Loan, Cov-Lite
4.750%, 11/15/2019	846	846
Standard Aero, Term Loan B2
6.250%, 10/19/2018	678	687
Steinway Musical Instruments, 1st Lien Term Loan
4.750%, 09/13/2019	239	241
Steinway Musical Instruments, 2nd Lien Term Loan
9.250%, 09/18/2020	420	433
Stuart Weitzman Acquisition LLC, 1st Lien Term Loan
0.000%, 03/04/2020 (G)	1,750	1,746
Supervalu Cov-Lite, 1st Lien Term Loan B
4.500%, 03/21/2019	4,981	4,985
Sutherland Global, 1st Lien Term Loan
7.250%, 03/06/2019	327	329

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	139

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sutherland SGS
7.250%, 03/06/2019	$148	$149
Syncreon Holdings, 1st Lien Term Loan B
5.250%, 10/28/2020	2,260	2,263
Targus Group International, Term Loan B
12.000%, 05/24/2016	371	307
Texas Competitive Electric Holdings, Extending Term Loan
4.737%, 10/10/2017	1,660	1,195
Texas Competitive Electric Holdings, Term Loan
3.737%, 10/10/2014	9,980	7,132
3.662%, 10/10/2014	277	198
The Nieman Marcus Group, 1st Lien Term Loan
4.250%, 10/25/2020	2,694	2,701
The Telex Group, 1st Lien Term Loan B
5.250%, 09/22/2017	98	98
Toys R Us-Delaware
6.000%, 08/21/2019	2,217	2,142
Trans Union LLC, 1st Lien Term Loan
0.000%, 03/19/2021 (G)	500	501
Travelport LLC
5.500%, 06/21/2018	417	416
Travelport LLC, 1st Lien Revolving Credit Unfunded
0.000%, 06/21/2018 (L)	583	—
Travelport LLC, 2nd Lien Term Loan 1
9.500%, 01/31/2016	1,340	1,383
Travelport LLC, Term Loan
6.250%, 06/26/2019	1,774	1,813
Travelport, 2nd Lien
8.375%, 12/01/2016	1,102	1,127
True Religion Apparel, Term Loan
5.875%, 07/30/2019	1,500	1,430
TSAM Delaware LLC, 1st Lien
8.750%, 09/12/2019 (F)	988	977
US Shipping, 1st Lien Term Loan
9.000%, 04/11/2018	796	812
Vertafore
9.750%, 10/27/2017	560	568
Wall Street Systems Cov-Lite, 2nd Lien Term Loan
9.250%, 04/24/2020	2,000	2,015
Wilton Brands, 1st Lien Term Loan
7.500%, 08/30/2018	1,478	1,406

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WTG Holdings III
4.750%, 12/11/2020	$1,500	$1,504
Zayo Group LLC, Term Loan B
4.000%, 07/02/2019	898	898

Total Loan Participations (Cost $260,172) ($ Thousands)		258,338

COLLATERALIZED DEBT OBLIGATIONS — 8.0%

Financials — 1.6%
Battalion CLO
0.000%, 12/15/2016	3,295	3,318
Battalion CLO, Ser 2012-3A
0.000%, 01/18/2025 (A)	2,303	2,142
Battalion CLO, Ser 2013-4A
0.000%, 10/22/2025	5,640	5,076
Battalion CLO, Ser 2014-5A
0.000%, 04/17/2026 (A)	3,274	2,900
Rockwall CDO, Ser 2006-1A, Cl A1LB
0.738%, 08/01/2021 (A) (E)	21,379	20,150

		33,586

Other Asset-Backed Securities — 6.4%
Benefit Street Partners CLO III, Ser 2013-IIIA
0.000%, 01/20/2026	2,528	2,452
Benefit Street Partners CLO IV
0.000%††	3,000	3,000
Claris III
0.538%, 08/04/2021	6,969	6,481
Figueroa CLO, Ser 2013-1I
0.000%, 03/21/2024	18,856	16,686
Figueroa CLO, Ser 2013-2A
0.000%, 12/15/2025	2,930	2,930
Great Lakes CLO, Ser 2012-1A, Cl E
5.739%, 01/15/2023 (A) (E)	2,811	2,677
Great Lakes CLO, Ser 2012-1A
0.000%, 01/15/2023 (A)	2,457	2,211
Ivy Hill Middle Market Credit Fund Ser 7A
0.000%, 10/20/2025 (A)	3,198	3,006
KKR CLO Trust, Ser 2012-1A, Cl C
4.733%, 12/15/2024 (A) (E)	2,941	2,955
KVK CLO, Ser 2012-2A
0.000%, 02/10/2025 (A)	2,471	2,249
Neuberger Berman CLO VXI, Ser 2014-16A
0.000%, 04/15/2026	2,450	2,303
Neuberger Berman CLO XIII, Ser 2012-13A
0.000%, 01/23/2024 (A)	447	268

140	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands) Shares	Market Value ($ Thousands)

Neuberger Berman CLO XIV, Ser 2013-14A
0.000%, 04/28/2025 (A)	$2,991	$2,572
Neuberger Berman CLO XVI, Ser 2014-16A, Cl SFN
0.000%, 04/15/2026	163	2
Newstar Trust, Ser 2007-1A, Cl A1
0.473%, 09/30/2022 (A) (E)	5,482	5,322
NXT Capital CLO, Ser 2012-1A, Cl E
7.736%, 07/20/2022 (A) (E)	2,417	2,417
OCP CLO, Ser 2012-2A
0.000%, 11/22/2023 (A)	2,615	2,406
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.488%, 08/01/2024 (A) (E)	69,016	64,012
Trinitas CLO, Ser 2014-1A
0.000%, 04/15/2026 (A)	4,984	4,873
Valhalla CLO, Ser 2004-1A, Cl A2
1.038%, 08/01/2016 (A) (E)	1,908	1,832
Venture X CLO, Ser 2012-12A
0.000%, 02/28/2024 (A)	2,693	2,370
Venture XIV CLO, Ser 2013-14A
0.000%, 08/25/2025 (A)	2,743	2,702
Venture XIV CLO, Ser 2013-14A, Cl SFN
0.000%, 08/25/2025 (A)	105	1
Venture XVI CLO, Ser 2014-16A
0.000%, 04/15/2026	2,062	1,938

		137,665

Total Collateralized Debt Obligations (Cost $156,480) ($ Thousands)		171,251

PREFERRED STOCK — 1.4%
Ally Financial, 7.000% (A) (E)	33,745	14,123
Aspen Insurance Holdings, 5.950% (E)	86,000	2,134
Ceva Holdings, 0.000%* (F)	1,214	1,548
Chesapeake Energy, 5.750% (A)	1,321	1,477
Citigroup, 6.880% (E)	175,550	4,576
Dana Holding, 0.000% (A)	5,478	1,077
Intelsat, 5.750%	12,700	681
Regions Financial, 6.380%	131,800	3,178
SandRidge Energy, 7.000%	8,700	876

Total Preferred Stock (Cost $26,066) ($ Thousands)		29,670

MUNICIPAL BONDS — 0.8%
Buckeye Tobacco Settlement Financing Authority, Ser A-2, RB Callable 06/01/17 @ 100
5.875%, 06/01/2047	1,410	1,135

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/20 @ 100
8.000%, 07/01/2035	$2,740	$2,557
Golden State Tobacco Securitization, RB
5.300%, 06/01/2037	845	645
Golden State Tobacco Securitization, Ser A-1, RB Callable 06/01/17 @ 100
5.750%, 06/01/2047	2,055	1,657
New Jersey Tobacco Settlement Financing, RB
5.000%, 06/01/2029	410	345
New Jersey Tobacco Settlement Financing, Ser 1A, RB Callable 06/01/17 @ 100
5.000%, 06/01/2041	9,040	6,802
4.750%, 06/01/2034	4,410	3,331

Total Municipal Bonds (Cost $15,704) ($ Thousands)		16,472

CONVERTIBLE BONDS — 0.2%
Equinix CV to 11.8599
4.750%, 06/15/2016	268	605
Liberty Media CV to 16.7764
3.750%, 02/15/2030	4,098	2,459
Liberty Media CV to 22.94686
4.000%, 11/15/2029	1,672	1,021
Mirant CV to 14.7167
0.000%, 06/15/2021 (B)	2,200	—
Salix Pharmaceuticals CV to 15.1947
1.500%, 03/15/2019	348	588

Total Convertible Bonds (Cost $4,462) ($ Thousands)		4,673

COMMON STOCK — 0.2%
Aventine Renewable Energy Holdings*	1,411	22
Ceva Holdings* (F)	561	715
Core-Mark Holding, Cl A	740	54
Dana Holding	67,046	1,560
Delta Air Lines, Cl A	2,256	78
Global Aviation Holdings, Cl A*	97,655	—
HMH Holdings Delaware* (F)	63,251	1,286
LyondellBasell Industries, Cl A	21	2
Neenah Enterprises* (H)	17,244	112
United Continental Holdings*	35	2
VSS AHC, Cl A* (F) (H) (I)	27,106	320

Total Common Stock (Cost $4,620) ($ Thousands)		4,151

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	141

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

	Number of Warrants

WARRANTS — 0.0%
Alion Science & Technology, Expires 03/15/17*	1,790	$—
CUI Acquisition* (F) (H) (I)	1	90
CUI Acquisition* (F) (H) (I)	47,444	480
Medical Card Systems*	14,662	—

Total Warrants (Cost $4,033) ($ Thousands)		570

ASSET-BACKED SECURITY — 0.0%

Other Asset-Backed Security — 0.0%
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
0.705%, 03/15/2019 (E)	$1,117	525

Total Asset-Backed Security (Cost $807) ($ Thousands)		525

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P. 0.070% ** † (J)	6,081	$6

Total Affiliated Partnership (Cost $6) ($ Thousands)		6

CASH EQUIVALENT — 3.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** †	79,818,355	79,818

Total Cash Equivalent (Cost $79,818) ($ Thousands)		79,818

Total Investments — 100.8% (Cost $2,099,702) ($ Thousands)		$2,164,471

A list of the outstanding centrally cleared swap agreements held by the Fund at March 31, 2014, is as follows:

Credit Default Swap
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($Thousands)
JPMorgan Chase Bank	CDX.NA.HY.22 Index	BUY	5.00%	12/20/18	$16,840	$(154)

For the period ended March 31, 2014, the total amount of open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,146,712 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2014.

†	Investment in Affiliated Security (see Note 6).

††	Maturity date is unavailable.

‡	Real Estate Investment Trust.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security in default on interest payments.

(C)	This security or a partial position of this security is on loan at March 31, 2014 (see Note 10). The total value of securities on loan at March 31, 2014 was $6 ($ Thousands).

(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on March 31, 2014. The coupon on a step bond changes on a specified date.

(E)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2014. The date reported on the Schedule of Investments is the final maturity date.

(F)	Security is fair valued using methods determined in good faith by the Fair Value Pricing Committee of the Board of Trustees. The total market value of such securities as of March 31, 2014 was $12,527 ($ Thousands) and represented 0.58% of net assets.
(G)	Unsettled bank loan. Interest rate not available.

(H)	Security considered illiquid. The total value of such security as of March 31, 2014 was $1,512 ($ Thousands) and represented 0.07% of Net Assets.

(I)	Securities considered restricted. The total value of such securities as of March 31, 2014 was $1,400 ($ Thousands) and represented 0.07% of Net Assets.

(J)	This security was purchased with cash collateral received from securities lending (see Note 10). The total value of such securities as of March 31, 2014 was $6 ($ Thousands).

(K)	Unfunded bank loan. Interest rate not available.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

GO — General Obligation

L.P. — Limited Partnership

LLC — Limited Liability Company

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

142	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

The following is a list of the level of inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$1,597,956	$1,041	$1,598,997
Loan Participations	—	238,752	19,586	258,338
Collateralized Debt Obligations	—	—	171,251	171,251
Preferred Stock	4,802	23,320	1,548	29,670
Municipal Bonds	—	16,472	—	16,472
Convertible Bonds	—	4,673	—	4,673
Common Stock	1,718	1,286	1,147	4,151
Warrants	—	—	570	570
Asset-Backed Security	—	525	—	525
Affiliated Partnership	—	6	—	6
Cash Equivalent	79,818	—	—	79,818

Total Investments in Securities	$86,338	$1,882,990	$195,143	$2,164,471

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Swap*
Unrealized Depreciation	$—	$(154)	$—	$(154)

Total Other Financial Instruments	$—	$(154)	$—	$(154)

*	Swaps are valued at the unrealized depreciation on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Corporate Obligations	Loan Participations	Collateralized Debt Obligations	Preferred Stock	Common Stock	Warrants
Beginning balance as of October 1, 2013	$2,110	$20,725	$189,595	$1,001	$738	$570
Accrued discounts/premiums	59	10	(598)	—	—	—
Realized gain/(loss)	6	9	13,712	—	—	—
Change in unrealized appreciation/(depreciation)	(1,625)	24	(5,167)	547	409	—
Purchases	637	12,980	25,202	—	—	—
Sales	(146)	(11,511)	(51,493)	—	—	—
Transfer into Level 3	—	5,761	—	—	—	—
Transfer out of Level 3	—	(8,412)	—	—	—	—

Ending balance as of March 31, 2014	$1,041	$19,586	$171,251	$1,548	$1,147	$570

Changes in unrealized gains/(losses) included in earnings related to securities held at reporting date	$(1,625)	$18,692	$1,999	$546	$157	$—

(1)

Of the $195,723 ($ Thousands) in Level 3 securities as of March 31, 2014, $11,241 ($ Thousands) or 0.5% of net assets are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

For the period ended March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2014, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

For the period ended March 31, 2014, there were no level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	143

SCHEDULE OF INVESTMENTS (Unaudited)

Real Return Fund

March 31, 2014

Description	Face Amount/Shares ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 99.5%
U.S. Treasury Inflation Protected Securities
2.625%, 07/15/2017	$13,466	$15,077
2.500%, 07/15/2016	18,142	19,792
2.375%, 01/15/2017	15,716	17,210
2.125%, 01/15/2019	13,257	14,804
2.000%, 01/15/2016	18,539	19,673
1.875%, 07/15/2015	18,917	19,833
1.625%, 01/15/2018 (A)	14,214	15,429
1.375%, 07/15/2018 (A)	14,017	15,209
0.500%, 04/15/2015	21,220	21,651
0.125%, 04/15/2016	37,391	38,401
0.125%, 04/15/2017	42,094	43,281
0.125%, 04/15/2018	46,817	47,893

Total U.S. Treasury Obligations (Cost $289,149) ($ Thousands)		288,253

AFFILIATED PARTNERSHIP — 11.3%
SEI Liquidity Fund, L.P.
0.070%**† (B)	32,598,064	32,598

Total Affiliated Partnership (Cost $32,598) ($ Thousands)		32,598

CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**†	1,004,256	1,004

Total Cash Equivalent (Cost $1,004) ($ Thousands)		1,004

Total Investments — 111.1% (Cost $322,751) ($ Thousands)		$321,855

Percentages are based on a Net Assets of $289,810 ($ Thousands)

†	Investment in Affiliated Security (see Note 6).

**	Rate shown is the 7-day effective yield as if March 31, 2014.

Cl — Class

L.P. — Limited Partnership

(A)	This security or a partial position of this security is on loan at March 31, 2014 (see Note 10). The total value of securities on loan at March 31, 2014 was $30,604 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total value of such securities as of March 31, 2014 was $32,598 ($ Thousands).

The following is a list of the level of inputs used as of March 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$288,253	$—	$288,253
Affiliated Partnership	—	32,598	—	32,598
Cash Equivalent	1,004	—	—	1,004

Total Investments in Securities	$1,004	$320,851	$—	$321,855

During the period ended March 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended March 31, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2014, there were no Level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

144	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Strategy Alternative Fund

March 31, 2014

Description	Shares	Market Value ($ Thousands)

REGISTERED INVESTMENT COMPANIES — 83.4%
Avenue Credit Strategies Fund, Cl I	3,024,956	$34,999
Blackrock Global Long/Short Credit Fund, Cl I	3,519,005	38,322
Diamond Hill Long/Short Fund, Cl Y	1,019,060	23,367
Driehaus Active Income Fund, Cl I	4,568,205	49,108
Driehaus Select Credit Fund	2,528,340	25,713
FPA Crescent Fund, Cl R	876,470	29,476
Gabelli ABC Fund, Cl A	2,607,929	26,783
Gabelli Enterprise Mergers, Cl Y	531,642	7,156
MainStay Marketfield Fund, Cl I	1,589,518	28,897
Merger Fund, Cl I	3,329,795	53,477
Robeco Boston Partners Long/Short Research Fund, Cl I	2,906,691	42,612
Wasatch Long/Short Fund, Cl R	1,760,107	28,725

Total Registered Investment Companies (Cost $373,336) ($ Thousands)		388,635

COMMON STOCK — 10.1%

Consumer Discretionary — 1.1%
CBS, Cl B	8,920	551
Dollar General*	4,060	225
Home Depot	7,060	559
Kate Spade*	5,820	216
Liberty Global*	2,710	110
Liberty Global, Cl A*	2,710	113
Michael Kors Holdings*	2,920	272
Ralph Lauren, Cl A	2,050	330
Starwood Hotels & Resorts Worldwide	3,840	306
TripAdvisor*	6,590	597
Urban Outfitters*	11,280	412
Vitamin Shoppe*	7,220	343
Walt Disney	8,170	654
Wynn Resorts	1,980	440

		5,128

Consumer Staples — 0.6%
Colgate-Palmolive	1,730	112
Constellation Brands, Cl A*	6,590	560
CVS Caremark	8,740	654
Estee Lauder, Cl A	5,650	378
Hershey	2,620	274
Monster Beverage*	3,500	243
Rite Aid*	43,170	271

Description	Shares	Market Value ($ Thousands)

WhiteWave Foods, Cl A*	8,310	$237

		2,729

Energy — 0.3%
EOG Resources	1,360	267
Gulfport Energy*	4,640	330
Halliburton	7,400	436
Kodiak Oil & Gas*	13,910	169
PetroChina ADR	3,050	331

		1,533

Financials — 1.0%
Affiliated Managers Group*	3,890	778
Allstate	3,950	223
American Tower, Cl A†	5,240	429
Comerica	4,400	228
Countrywide	21,884	239
Discover Financial Services	11,790	686
IntercontinentalExchange Group	1,100	218
Morgan Stanley	17,880	557
PacWest Bancorp	6,420	276
Plum Creek Timber†	6,530	275
Signature Bank NY, Cl B*	2,200	276
T. Rowe Price Group	3,960	326

		4,511

Health Care — 4.4%
Actavis*	1,650	340
Aegerion Pharmaceuticals, Cl A*	4,380	202
Akorn*	8,020	176
Align Technology*	2,540	132
Allergan	2,520	313
Amarin ADR*	65,350	118
Amicus Therapeutics*	41,150	85
AstraZeneca	4,060	263
Auxilium Pharmaceuticals*	3,660	99
Bayer	1,583	214
BioDelivery Sciences International*	35,450	299
Bristol-Myers Squibb	17,040	885
Cardinal Health	3,610	253
Cardiome Pharma*	13,020	103
CareFusion*	4,120	166
Catamaran*	8,940	400
Cepheid*	3,230	167
Charles River Laboratories International*	2,300	139
Conmed	2,460	107
Cooper, Cl A	3,600	495
Covance*	2,180	227
Cubist Pharmaceuticals*	8,110	593
Cyberonics*	3,070	200
Depomed*	56,350	817
Discovery Laboratories*	130,460	280
Dynavax Technologies*	60,960	110

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	145

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Strategy Alternative Fund (Continued)

March 31, 2014

Description	Shares	Market Value ($ Thousands)

Eli Lilly	11,840	$697
Enanta Pharmaceuticals*	1,310	52
Endo International*	2,890	198
Envision Healthcare Holdings*	4,550	154
Express Scripts Holding*	5,910	444
Gilead Sciences*	3,300	234
HCA Holdings*	17,790	934
Horizon Pharma*	13,180	199
Humana	2,000	225
ICON*	2,380	113
Impax Laboratories*	16,160	427
Johnson & Johnson	3,870	380
Keryx Biopharmaceuticals*	8,690	148
McKesson	5,030	888
Medicines*	7,730	220
Mylan*	16,540	808
Natus Medical*	3,600	93
NPS Pharmaceuticals*	8,200	245
Puma Biotechnology*	2,230	232
Quest Diagnostics	6,180	358
Rigel Pharmaceuticals*	39,450	153
Roche Holding ADR	15,510	585
Teleflex	3,260	350
Tenet Healthcare*	19,020	814
Teva Pharmaceutical Industries	18,400	972
Thermo Fisher Scientific	3,640	438
UCB, Cl A	5,740	460
Unilife*	136,270	555
UnitedHealth Group	9,450	775
Universal Health Services, Cl B	5,180	425
WellPoint	6,880	685

		20,444

Industrials — 0.8%
Canadian Pacific Railway	1,390	209
Eaton	4,930	370
Honeywell International	3,810	354
Interface, Cl A	17,570	361
Kansas City Southern	2,320	237
Landstar System	4,920	292
Precision Castparts	1,690	427
Rockwell Automation	4,240	528
Towers Watson, Cl A	6,000	684
Union Pacific	1,190	223

		3,685

Information Technology — 1.8%
A10 Networks*	7,380	111
Bottomline Technologies*	6,090	214
CalAmp*	5,750	160
Cavium*	4,900	214
Check Point Software Technologies*	3,260	221
Cognizant Technology Solutions, Cl A*	6,500	329
EMC	10,040	275

Description	Shares	Market Value ($ Thousands)

Facebook, Cl A*	8,380	$505
Google, Cl A*	235	262
Hewlett-Packard	6,740	218
JDS Uniphase*	17,200	241
LinkedIn, Cl A*	3,840	710
Microchip Technology	15,290	730
NCR*	13,960	510
NXP Semiconductor*	5,600	329
Qualcomm	6,820	538
Red Hat*	5,360	284
Salesforce.com*	10,240	585
ServiceNow*	5,480	329
TE Connectivity	11,980	721
Visa, Cl A	1,520	328
Western Digital	3,280	301
Xilinx	4,140	225

		8,340

Materials — 0.1%
LyondellBasell Industries, Cl A	4,740	421
Methanex	5,410	346

		767

Total Common Stock (Cost $44,497) ($ Thousands)		47,137

CASH EQUIVALENT — 8.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**††	38,895,153	38,895

Total Cash Equivalent (Cost $38,895) ($ Thousands)		38,895

Total Investments — 101.8% (Cost $456,728) ($ Thousands)		$474,667

COMMON STOCK SOLD SHORT — (5.1)%

Consumer Discretionary — (0.7)%
Bed Bath & Beyond*	(9,500)	$(654)
Ctrip.com International ADR*	(6,010)	(303)
Darden Restaurants	(7,590)	(385)
Ford Motor	(10,440)	(163)
Lowe’s	(5,600)	(274)
Nordstrom	(3,570)	(223)
PetSmart	(6,950)	(479)
Time Warner	(4,150)	(271)
TJX	(3,500)	(212)
Tupperware Brands	(2,760)	(231)

		(3,195)

Consumer Staples — (0.4)%
Clorox	(3,280)	(289)
Costco Wholesale	(950)	(106)

146	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Shares	Market Value ($ Thousands)

JM Smucker	(5,370)	$(522)
McCormick	(3,780)	(271)
PepsiCo	(2,740)	(229)
Procter & Gamble	(2,800)	(226)

		(1,643)

Energy — (0.2)%
Apache	(1,550)	(129)
China Petroleum & Chemical ADR	(4,290)	(384)
Exxon Mobil	(2,240)	(219)
Ultra Petroleum*	(14,890)	(400)

		(1,132)

Financials — (0.7)%
Arch Capital Group*	(3,610)	(208)
BofI Holding*	(2,780)	(238)
Digital Realty Trust, Cl A†	(6,040)	(321)
Eaton Vance	(11,130)	(425)
Franklin Resources	(7,800)	(423)
Health Care†	(6,010)	(358)
Home Properties†	(4,070)	(245)
Mid-America Apartment Communities†	(4,050)	(276)
MSCI, Cl A*	(9,280)	(399)
Springleaf Holdings, Cl A*	(6,410)	(161)
Zions Bancorporation	(5,330)	(165)

		(3,219)

Health Care — (1.7)%
Agios Pharmaceuticals*	(8,740)	(342)
Amgen, Cl A	(2,330)	(287)
Arena Pharmaceuticals*	(15,570)	(98)
Baxter International	(3,380)	(249)
Castlight Health, Cl B*	(4,520)	(96)
Celgene, Cl A*	(3,060)	(427)
Celladon*	(8,350)	(99)
Cynosure, Cl A*	(4,630)	(136)
DexCom*	(7,100)	(294)
Dicerna Pharmaceuticals*	(3,420)	(97)
Edwards Lifesciences, Cl A*	(3,070)	(228)
Endologix*	(3,660)	(47)
Fate Therapeutics*	(6,570)	(66)
Fluidigm*	(5,080)	(224)
Foundation Medicine*	(4,210)	(136)
GlaxoSmithKline ADR	(6,740)	(360)
Halozyme Therapeutics*	(37,570)	(477)
HMS Holdings*	(9,020)	(172)
Hologic*	(42,220)	(908)
Illumina*	(760)	(113)
Incyte*	(7,700)	(412)
Insys Therapeutics*	(3,880)	(161)
Isis Pharmaceuticals*	(4,670)	(202)
MacroGenics*	(3,460)	(96)
Mallinckrodt*	(6,520)	(413)

Description	Shares	Market Value ($ Thousands)

Mazor Robotics ADR*	(8,010)	$(164)
Merck KGaA	(1,210)	(204)
Nektar Therapeutics*	(15,840)	(192)
Neogen, Cl B*	(1,360)	(61)
Organovo Holdings*	(15,480)	(118)
Pacira Pharmaceuticals*	(3,600)	(252)
Seattle Genetics*	(2,460)	(112)
Sirona Dental Systems, Cl A*	(10,240)	(765)
Vocera Communications*	(3,620)	(59)

		(8,067)

Industrials — (0.4)%
Boeing	(3,500)	(439)
Canadian National Railway	(3,860)	(217)
Nordson	(4,050)	(285)
Norfolk Southern	(2,370)	(230)
Stericycle, Cl A*	(2,400)	(273)
United Technologies	(1,880)	(220)
Valmont Industries	(1,150)	(171)
Werner Enterprises	(7,410)	(189)

		(2,024)

Information Technology — (0.9)%
Aruba Networks*	(8,610)	(161)
Fairchild Semiconductor International*	(31,040)	(428)
International Business Machines	(1,130)	(218)
Jabil Circuit	(15,110)	(272)
Micros Systems*	(8,620)	(456)
OpenTable*	(3,620)	(279)
Oracle, Cl B	(6,430)	(263)
Power Integrations	(2,820)	(186)
SanDisk	(3,710)	(301)
Tech Data*	(3,100)	(189)
Teradata*	(2,710)	(133)
Texas Instruments	(4,960)	(234)
Trimble Navigation*	(11,380)	(442)
Vantiv, Cl A*	(6,540)	(198)
VeriSign*	(2,410)	(130)
Western Union	(13,750)	(225)
Wipro ADR	(20,530)	(275)

		(4,390)

Materials — (0.1)%
Rio Tinto ADR	(3,620)	(202)

Total Common Stock Sold Short (Proceeds $(23,744)) ($ Thousands)		(23,872)

EXCHANGE TRADED FUNDS SOLD SHORT — (1.6)%
iShares NASDAQ Biotechnology Index Fund	(5,210)	(1,232)
iShares Russell 1000 Growth Index Fund	(3,140)	(272)
iShares Russell 2000 Growth Index Fund	(8,060)	(1,096)
Market Vectors Biotech ETF	(7,830)	(712)
Market Vectors Pharmaceutical ETF	(12,380)	(722)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	147

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Strategy Alternative Fund (Concluded)

March 31, 2014

Description	Shares	Market Value ($ Thousands)

SPDR Health Care Select ETF	(19,280)	$(1,128)
SPDR S&P 500 ETF Trust	(5,810)	(1,087)
SPDR S&P Biotech ETF	(9,080)	(1,294)

Total Exchange Traded Funds Sold Short (Proceeds $(7,051)) ($ Thousands)		(7,543)

Total Securities Sold Short — (6.7)% (Proceeds $(30,795))($ Thousands)		$(31,415)

Percentages are based on Net Assets of $466,144 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2014.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 6).

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

NASDAQ— National Association of Securities Dealers Automated Quotations

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

The following is a list of the level of inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$388,635	$—	$—	$388,635
Common Stock	47,137	—	—	47,137
Cash Equivalent	38,895	—	—	38,895

Total Investments in Securities	$474,667	$—	$—	$474,667

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stock	$(23,872)	$—	$—	$(23,872)
Exchange Traded Funds	(7,543)	—	—	(7,543)

Total Securities Sold Short	$(31,415)	$—	$—	$(31,415)

For the period ended March 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2014, there were no Level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

148	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund

March 31, 2014

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT — 14.9%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.750%, 04/15/2018	EUR	16,090	$23,386
Canada Government
2.375%, 09/10/2014		1,250	1,262
0.875%, 02/14/2017		1,200	1,199
Chile Government International Bond
3.875%, 08/05/2020		250	266
Deutsche Bundesrepublik Inflation Linked Bond
1.750%, 04/15/2020	EUR	11,477	17,826
1.500%, 04/15/2016	EUR	1,488	2,143
0.100%, 04/15/2023	EUR	30,726	42,600
Development Bank of Japan
5.125%, 02/01/2017		200	223
Export Development Canada
2.250%, 05/28/2015		250	256
1.500%, 05/15/2014		500	501
0.750%, 12/15/2017		750	735
0.500%, 09/15/2015		1,250	1,253
France Government Bond OAT
2.250%, 07/25/2020	EUR	531	842
1.850%, 07/25/2027	EUR	390	617
1.800%, 07/25/2040	EUR	515	844
1.600%, 07/25/2015	EUR	489	703
1.300%, 07/25/2019	EUR	18,232	27,310
1.100%, 07/25/2022	EUR	13,001	19,266
1.000%, 07/25/2017	EUR	900	1,313
0.250%, 07/25/2018 to 07/25/2024	EUR	12,930	18,004
French Treasury Note
2.100%, 07/25/2023	EUR	6,190	9,905
0.450%, 07/25/2016	EUR	396	564
Italy Buoni Poliennali Del Tesoro
2.600%, 09/15/2023	EUR	642	928
2.350%, 09/15/2019 to 09/15/2035	EUR	1,937	2,786
2.150%, 09/15/2014	EUR	688	966
2.100%, 09/15/2016	EUR	275	398

Description	Face Amount (1) (Thousands)/Shares		Market Value ($ Thousands)

Province of British Columbia
2.000%, 10/23/2022		750	$697
Province of Ontario Canada
2.450%, 06/29/2022		250	238
0.950%, 05/26/2015		250	252
Svensk Exportkredit
5.125%, 03/01/2017		150	167
United Kingdom GILT Inflation Linked
2.500%, 04/16/2020	GBP	249	1,509
2.000%, 01/26/2035	GBP	432	1,472
1.875%, 11/22/2022	GBP	20,266	40,940
1.250%, 11/22/2027 to 11/22/2055	GBP	3,079	6,767
1.125%, 11/22/2037	GBP	255	541
0.625%, 03/22/2040 to 11/22/2042	GBP	1,249	2,474
0.375%, 03/22/2062	GBP	314	634
0.125%, 03/22/2024 to 03/22/2044	GBP	6,617	11,447

Total Sovereign Debt (Cost $233,879) ($ Thousands)			243,234

FOREIGN COMMON STOCK — 3.1%

Australia — 0.2%
AGL Energy		13,899	195
ALS		4,596	31
APA Group		20,222	120
Asciano		5,498	27
ASX		950	32
Aurizon Holdings		9,275	44
BHP Billiton		1,444	49
Brambles		3,731	32
Caltex Australia		4,649	95
CFS Retail Property Trust Group†		17,960	31
Coca-Cola Amatil		6,171	63
Cochlear		1,697	90
Computershare		22,927	257
Crown Resorts		4,311	66
CSL		2,169	140
Echo Entertainment Group		14,750	34
Harvey Norman Holdings		22,915	70
Insurance Australia Group		7,664	39
Metcash, Cl A		17,072	42
Origin Energy		8,809	117
Qantas Airways*		27,446	28
Ramsay Health Care		3,903	174
Santos		7,343	92
Sonic Healthcare		6,780	109
SP AusNet, Cl Miscellaneous		122,879	149
Tabcorp Holdings		16,759	53
Tatts Group		26,867	72

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	149

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

March 31, 2014

Description	Shares	Market Value ($ Thousands)

Telstra, Cl B	40,064	$189
Toll Holdings	6,200	30
Transurban Group	5,588	38
Treasury Wine Estates	19,143	63
Wesfarmers	1,475	56
Westfield Group†	3,250	31
Westfield Retail Trust†	8,300	23
Woodside Petroleum	2,705	98
Woolworths	3,001	99
WorleyParsons	4,350	61

		2,939

Austria — 0.0%
Andritz	1,380	85
Erste Group Bank	1,116	38
OMV	2,820	128
Telekom Austria	21,023	209
Vienna Insurance Group Wiener Versicherung Gruppe	974	48
Voestalpine	1,556	69

		577

Belgium — 0.1%
Ageas	983	44
Anheuser-Busch InBev	1,099	115
Belgacom	7,806	245
Colruyt	2,862	158
Delhaize Group	1,344	98
KBC Groep	675	42
Solvay	386	61
Telenet Group Holding	2,272	140
UCB, Cl A	3,163	253
Umicore	2,024	103

		1,259

Canada — 0.3%
Agnico Eagle Mines	1,067	32
Alimentation Couche Tard, Cl B	1,403	113
Atco, Cl I	3,268	157
Bank of Montreal	535	36
Bank of Nova Scotia, Cl C	668	38
Barrick Gold	1,727	31
BCE	3,420	148
Bell Aliant	4,261	104
BlackBerry*	13,224	107
Bombardier, Cl B	2,867	11
CAE	5,499	72
Cameco	1,287	30
Canadian National Railway	1,068	60
Canadian Pacific Railway	510	77
Canadian Tire, Cl A	691	65
Canadian Utilities, Cl A	4,940	184
Catamaran*	4,435	199

Description	Shares	Market Value ($ Thousands)

CGI Group, Cl A*	5,895	$182
CI Financial	1,596	50
Crescent Point Energy, Cl F	1,225	45
Dollarama	1,042	80
Empire, Cl A	1,369	84
Encana	2,274	49
Enerplus	2,352	47
Finning International	1,508	43
First Quantum Minerals (Canada)	3,335	62
Fortis, Cl Common Subscription Receipt	5,621	161
Franco-Nevada	1,000	46
George Weston	1,379	103
Gildan Activewear	1,192	60
H&R†	636	13
Husky Energy	1,708	51
Imperial Oil	528	25
Intact Financial, Cl Common Subscription Receipt	860	54
Loblaw	1,424	61
Magna International, Cl A	748	72
Metro, Cl A	831	49
National Bank of Canada	1,018	41
Open Text	3,997	191
Pengrowth Energy	7,109	43
Peyto Exploration & Development	777	26
Potash Corp of Saskatchewan	2,157	78
RioCan†	1,451	35
Rogers Communications, Cl B	1,908	79
Saputo	1,119	57
Shaw Communications, Cl B	4,071	97
Shoppers Drug Mart, Cl B	995	55
Silver Wheaton, Cl H	353	8
SNC-Lavalin Group	961	42
Suncor Energy	689	24
Teck Resources, Cl B	2,423	52
TELUS	3,640	131
Thomson Reuters, Cl B	1,875	64
Tim Hortons	1,738	96
Toronto-Dominion Bank	744	35
TransAlta	12,965	151
Turquoise Hill Resources*	6,748	23
Valeant Pharmaceuticals International*	1,554	205
Vermilion Energy	783	49

		4,383

China — 0.0%
Sands China	7,200	54
Yangzijiang Shipbuilding Holdings	63,108	54

		108

Denmark — 0.1%
AP Moeller—Maersk, Cl A	6	69

150	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Shares	Market Value ($ Thousands)

AP Moeller - Maersk, Cl B	7	$84
Carlsberg, Cl B	863	86
Coloplast A/S, Cl B	2,373	192
Danske Bank	2,438	68
Novo Nordisk, Cl B	3,520	160
Novozymes, Cl B	3,477	153
TDC	16,097	149
Tryg	1,050	104
William Demant Holding*	1,463	125

		1,190

Finland — 0.1%
Elisa	5,193	150
Fortum	7,714	175
Kone, Cl B	1,544	65
Metso	980	32
Neste Oil	5,640	115
Nokia	19,940	148
Nokian Renkaat	1,678	68
Orion, Cl B	6,265	189
Sampo, Cl A	1,991	103
Stora Enso, Cl R	5,916	63
UPM-Kymmene, Cl V	4,939	85
Wartsila OYJ Abp	1,289	70

		1,263

France — 0.2%
Accor	875	45
Aeroports de Paris, Cl A	373	47
Air Liquide	611	83
Alcatel-Lucent*	5,881	23
ArcelorMittal	4,854	78
Arkema	601	68
AtoS	855	77
Bureau Veritas	900	28
Capital Gemini	1,281	97
Carrefour	1,050	41
Casino Guichard Perrachon	507	60
CGG*	4,910	79
Christian Dior, Cl B	255	49
CNP Assurances	1,903	40
Danone	624	44
Dassault Systemes	922	108
Electricite de France	2,757	109
Essilor International	1,806	182
Eutelsat Communications	168	6
Fonciere Des Regions†	434	40
GDF Suez	2,949	81
Groupe Eurotunnel	4,624	59
ICADE†	347	35
Iliad	495	143
Klepierre†	731	33
L’Oreal	335	55

Description	Shares	Market Value ($ Thousands)

LVMH Moet Hennessy Louis Vuitton	241	$44
Orange	9,037	133
Pernod Ricard	333	39
Remy Cointreau	588	47
Renault	450	44
Sanofi	1,412	147
Schneider Electric	577	51
SCOR	357	13
Suez Environnement	2,291	47
Technip	781	81
Thales, Cl A	738	49
Total	1,483	97
Unibail-Rodamco†	139	36
Valeo	335	47
Veolia Environnement	4,258	84
Vinci	822	61
Vivendi	3,157	88
Wendel	279	43

		2,861

Germany — 0.1%
Adidas	223	24
Allianz	347	59
Bayer	703	95
Beiersdorf	629	61
Brenntag	377	70
Celesio	2,792	95
Continental	286	68
Deutsche Bank	542	24
Deutsche Boerse	557	44
Deutsche Lufthansa	2,426	64
Deutsche Post	923	34
Deutsche Telekom	10,128	164
E.ON	5,767	113
Fraport Frankfurt Airport Services Worldwide	761	57
Fresenius	614	96
Fresenius Medical Care	1,901	133
Hannover Rueck	619	55
Henkel & KGaA	793	80
Infineon Technologies	9,810	117
LANXESS	600	45
Linde	210	42
MAN	398	51
Merck KGaA	517	87
Metro	1,246	51
Muenchener Rueckversicherungs	274	60
OSRAM Licht*	641	42
RTL Group	199	23
RWE	3,914	159
SAP	1,462	119
Siemens	424	57
Suedzucker	2,511	72

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	151

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

March 31, 2014

Description	Shares	Market Value ($ Thousands)

Telefonica Deutschland Holding	14,068	$112
ThyssenKrupp	1,832	49
United Internet	4,008	188
Volkswagen	135	34

		2,644

Great Britain — 0.0%
Subsea 7	2,038	38

Greece — 0.0%
Coca-Cola HBC	1,128	28

Hong Kong — 0.2%
AIA Group	5,800	27
ASM Pacific Technology	28,400	276
Cathay Pacific Airways	27,000	50
Cheung Kong Infrastructure Holdings	53,438	341
CLP Holdings, Cl B	54,000	407
Galaxy Entertainment Group*	7,000	61
Genting Singapore	45,000	48
HKT Trust	111,920	118
Hong Kong & China Gas	102,200	223
Hopewell Holdings	21,000	72
Hopewell Hong Kong Properties*	660	—
Hutchison Whampoa	5,000	66
Kerry Properties	13,000	43
Li & Fung	78,000	115
Link†	16,500	81
MGM China Holdings	10,400	36
MTR	13,000	48
NWS Holdings	28,000	48
PCCW	560,000	281
Power Assets Holdings	45,602	396
Shangri-La Asia	16,000	26
SJM Holdings	12,000	34
Swire Pacific, Cl A	4,000	47
Yue Yuen Industrial Holdings	13,000	42

		2,886

Ireland — 0.1%
Accenture, Cl A	975	78
Actavis*	632	130
Allegion	217	11
Bank of Ireland*	212,075	90
Covidien	1,548	114
CRH	4,534	126
Eaton	755	57
Ingersoll-Rand	651	37
Kerry Group, Cl A	2,692	206
Perrigo	655	101
Ryanair Holdings*	1,580	93
Seagate Technology	1,313	74

		1,117

Description	Shares	Market Value ($ Thousands)

Israel — 0.1%
Bank Hapoalim	9,043	$52
Bank Leumi Le-Israel*	20,570	80
Bezeq The Israeli Telecommunication	87,057	155
Delek Group	450	180
Israel*	261	146
Israel Chemicals	12,621	110
Mizrahi Tefahot Bank	6,105	83
NICE Systems	6,805	301
Teva Pharmaceutical Industries	5,350	276

		1,383

Italy — 0.1%
Assicurazioni Generali	2,134	48
Atlantia	3,095	79
CNH Industrial*	4,168	48
Enel	13,273	75
Enel Green Power	26,232	74
Eni	3,019	76
Finmeccanica	7,633	75
Luxottica Group	1,251	72
Pirelli & C.	3,530	55
Prysmian	1,992	50
Saipem	2,096	51
Snam Rete Gas	25,202	148
Telecom Italia	202,728	210
Tenaris	2,393	53
Terna Rete Elettrica Nazionale	28,255	151

		1,265

Japan — 0.6%
ABC-Mart, Cl H	1,300	57
Acom*	7,800	25
Aeon, Cl H	6,600	75
Air Water	2,000	28
Aisin Seiki	700	25
Ajinomoto	6,000	86
Alfresa Holdings	1,300	85
ANA Holdings	20,000	43
Asahi Group Holdings	3,600	101
Asahi Kasei	4,000	27
Astellas Pharma	5,000	59
Bank of Yokohama	4,000	20
Benesse, Cl A	1,200	46
Bridgestone	800	28
Calbee	3,100	73
Central Japan Railway	400	47
Chiba Bank, Cl B	6,000	37
Chubu Electric Power	7,600	90
Chugai Pharmaceutical	2,500	64
Chugoku Bank	4,000	53
Chugoku Electric Power	8,300	116

152	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Shares	Market Value ($ Thousands)

Coca-Cola West	5,400	$94
Daicel	3,000	25
Daiichi Sankyo	3,000	51
Dainippon Sumitomo Pharma	2,300	37
Daito Trust Construction	400	37
Daiwa House Industry	1,000	17
Daiwa Securities Group	5,000	44
Dentsu	1,000	38
East Japan Railway	400	30
Eisai	1,800	70
Electric Power Development	4,200	119
FamilyMart, Cl H	2,300	101
Fast Retailing	100	36
Fuji Heavy Industries	900	25
FUJIFILM Holdings	400	11
Fukuoka Financial Group	5,000	21
GungHo Online Entertainment	3,900	21
Hachijuni Bank	5,000	29
Hakuhodo DY Holdings	4,900	34
Hankyu Hanshin Holdings	7,000	38
Hirose Electric	200	27
Hiroshima Bank	6,000	25
Hisamitsu Pharmaceutical	1,000	45
Hitachi Chemical	839	11
Hitachi Metals	2,000	28
Hokkaido Electric Power	6,700	57
Hokuriku Electric Power	5,900	77
Idemitsu Kosan	6,900	142
Inpex	7,200	94
Isetan Mitsukoshi Holdings	3,300	41
Itochu Techno-Solutions	2,300	97
Iyo Bank	6,000	58
J Front Retailing	6,000	41
Japan Petroleum Exploration	2,200	73
Japan Prime Realty Investment, Cl A†	6	19
Japan Real Estate Investment†	6	30
Japan Retail Fund Investment, Cl A†	11	22
Japan Tobacco	2,000	63
Joyo Bank	8,000	40
JX Holdings	16,000	77
Kajima	7,000	25
Kakaku.com	2,300	37
Kamigumi	3,000	29
Kaneka	4,000	24
Kansai Electric Power	6,200	64
Kansai Paint	3,000	43
Kao	2,200	78
KDDI	2,400	139
Keikyu	7,000	59
Keio	4,000	28
Keyence	100	41
Kikkoman	3,000	57

Description	Shares	Market Value ($ Thousands)

Kinden	3,000	$29
Kintetsu	15,000	53
Kirin Holdings	4,000	56
Konami	456	11
Kuraray	2,000	23
Kyocera	400	18
Kyowa Hakko Kirin	6,000	64
Kyushu Electric Power	5,100	62
Lawson	2,100	149
LIXIL Group	800	22
M3	7,800	128
Maruichi Steel Tube	1,300	34
McDonald’s Holdings Japan	3,500	94
Medipal Holdings	4,900	75
MEIJI Holdings	1,500	95
Miraca Holdings	1,800	79
Mitsubishi Chemical Holdings, Cl B	5,000	21
Mitsubishi Motors	4,200	44
Mitsubishi Tanabe Pharma	3,800	53
Mitsui Chemicals	9,000	22
Murata Manufacturing	500	47
NEC	12,000	37
NGK Spark Plug	1,000	23
NHK Spring	2,400	22
Nintendo	200	24
Nippon Building Fund†	4	21
Nippon Electric Glass	4,000	21
Nippon Express	5,000	25
Nippon Meat Packers	5,000	75
Nippon Steel & Sumitomo Metal	9,555	26
Nippon Telegraph & Telephone	3,700	202
Nishi-Nippon City Bank	8,000	18
Nisshin Seifun Group	7,650	84
Nissin Food Products	2,700	122
Nitori Holdings	1,600	70
NOK	1,500	25
Nomura Research Institute	1,800	57
NTT Data	800	31
NTT DOCOMO	14,300	226
Odakyu Electric Railway	3,000	26
Oji Holdings	10,000	45
Ono Pharmaceutical	1,000	87
Oracle Japan	1,300	59
Oriental Land	700	107
Osaka Gas	44,000	167
Otsuka	400	53
Otsuka Holdings	1,800	54
Rakuten	1,800	24
Resona Holdings	7,800	38
Rinnai	700	62
Rohm	800	36
Sankyo	1,100	46
Santen Pharmaceutical	1,400	62

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	153

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

March 31, 2014

Description	Shares	Market Value ($ Thousands)

Sega Sammy Holdings	1,100	$25
Sekisui Chemical	3,000	31
Seven & I Holdings	2,100	80
Seven Bank	11,800	46
Sharp	8,000	24
Shikoku Electric Power	6,500	88
Shimadzu	4,000	36
Shimamura	500	43
Shimizu	6,000	31
Shin-Etsu Chemical, Cl A	400	23
Shiseido	5,200	92
Shizuoka Bank	3,000	29
Showa Denko	23,000	33
Showa Shell Sekiyu	12,600	113
SoftBank	1,300	99
Sumitomo	1,400	18
Suntory Beverage & Food	2,400	83
Suruga Bank	2,000	35
Suzuken	1,900	74
Sysmex	2,000	64
Taisei	5,000	22
Taiyo Nippon Sanso	4,000	32
Takashimaya	3,000	28
Takeda Pharmaceutical	900	43
Teijin	10,000	25
Terumo	2,200	48
Tobu Railway	7,000	34
Toho	1,600	32
Toho Gas	52,063	284
Tohoku Electric Power	6,400	66
Tokyo Electric Power	8,200	33
Tokyo Gas	31,000	158
Tokyu	4,000	24
TonenGeneral Sekiyu	37,000	327
Toray Industries	4,000	26
TOTO	2,000	28
Toyo Seikan Group Holdings	1,900	31
Toyo Suisan Kaisha	3,000	100
Toyota Industries	700	34
Toyota Motor	500	28
Tsumura	1,600	39
Ube Industries	17,000	31
Unicharm	1,500	80
USS	2,700	38
West Japan Railway	700	29
Yahoo Japan	12,400	61
Yakult Honsha	1,500	75
Yamaguchi Financial Group	3,000	27
Yamato Holdings	1,400	30
Yamato Kogyo	600	19
Yamazaki Baking	10,000	119

		9,926

Description	Shares	Market Value ($ Thousands)

Netherlands — 0.1%
Aegon	4,287	$40
Akzo Nobel	1,034	84
ASML Holding NV	1,653	153
Corio†	1,083	50
Delta Lloyd	2,203	61
Fugro	1,579	97
Gemalto	1,917	223
Heineken	867	60
ING Groep*	2,732	39
Koninklijke Ahold	4,258	86
Koninklijke DSM	1,235	85
Koninklijke Vopak	2,252	126
LyondellBasell Industries, Cl A	1,505	134
OCI*	1,040	47
QIAGEN*	3,735	78
Randstad Holding	769	45
Reed Elsevier	7,150	154
Royal KPN	48,403	171
STMicroelectronics	7,564	70
TNT Express	3,349	33
Unilever	2,163	89
Wolters Kluwer	4,314	122
Ziggo NV	2,791	124

		2,171

New Zealand — 0.0%
Auckland International Airport	49,829	165
Contact Energy	61,510	284
Fletcher Building	22,187	183
Telecom Corp of New Zealand	99,640	211

		843

Norway — 0.0%
Aker Solutions	3,228	50
DNB, Cl A	4,057	71
Gjensidige Forsikring	3,894	79
Norsk Hydro	19,704	98
Orkla	10,965	93
Seadrill	1,310	46
Statoil	2,091	59
Telenor	4,097	91
Yara International	2,094	93

		680

Panama — 0.0%
Carnival	1,100	42

Portugal — 0.0%
Banco Espirito Santo*	50,830	95
EDP - Energias de Portugal	46,145	214
Galp Energia SGPS	9,755	169

154	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Shares	Market Value ($ Thousands)

Jeronimo Martins SGPS	5,196	$87
Portugal Telecom SGPS	30,665	131

		696

Singapore — 0.1%
CapitaLand	16,000	37
CapitaMalls Asia	23,000	33
DBS Group Holdings	3,000	39
Global Logistic Properties	17,000	36
Golden Agri-Resources	212,000	97
Hutchison Port Holdings, Cl U	59,000	38
Jardine Cycle & Carriage	3,000	108
Keppel	7,000	61
Keppel Land	18,000	48
Olam International	72,000	127
Oversea-Chinese Banking	4,000	30
Sembcorp Industries	7,000	30
Sembcorp Marine	14,000	45
Singapore Press Holdings	45,000	150
Singapore Telecommunications	59,000	171
StarHub	69,000	231
United Overseas Bank	2,000	34
Wilmar International	25,000	69

		1,384

Spain — 0.1%
Abertis Infraestructuras	3,168	72
Acciona	70	6
Amadeus IT Holding, Cl A	6,318	263
Distribuidora Internacional de Alimentacion	15,138	138
Enagas	2,650	81
Gas Natural SDG	3,251	91
Grifols	3,800	208
Iberdrola	11,015	77
Inditex	917	138
Red Electrica, Cl B	1,399	114
Repsol, Cl A	5,486	140
Telefonica	7,193	114
Zardoya Otis	3,490	60

		1,502

Sweden — 0.1%
Atlas Copco, Cl B	1,891	52
Atlas Copco, Cl A	1,818	52
Boliden	8,251	125
Elekta, Cl B	10,603	141
Getinge, Cl B	4,418	124
Hennes & Mauritz, Cl B	1,697	72
Hexagon, Cl B	2,948	100
Husqvarna, Cl B	10,117	71
Industrivarden, Cl C	2,237	43
Investment Kinnevik, Cl B	1,565	58

Description	Shares	Market Value ($ Thousands)

Lundin Petroleum*	8,304	$171
Millicom International Cellular	574	58
Nordea Bank	3,377	48
Skandinaviska Enskilda Banken, Cl A	2,527	34
Svenska Cellulosa SCA, Cl B	2,836	83
Swedbank, Cl A	2,347	63
Swedish Match	3,223	105
Tele2, Cl B	5,367	66
Telefonaktiebolaget LM Ericsson, Cl B	17,279	230
TeliaSonera	16,045	121
Volvo, Cl B	2,403	38

		1,855

Switzerland — 0.2%
ABB	2,216	57
ACE	744	74
Actelion	953	90
Adecco	787	65
Aryzta	892	79
Baloise Holding	537	67
Barry Callebaut	52	70
Cie Financiere Richemont	680	65
EMS-Chemie Holding	226	86
Givaudan	59	91
Glencore Xstrata	6,137	32
Holcim	803	67
Kuehne & Nagel International	331	46
Lindt & Spruengli	17	138
Lonza Group	1,119	114
Nestle	1,249	94
Novartis	1,376	117
Partners Group Holding	160	45
Pentair	964	77
Roche Holding	431	129
Schindler Holding	307	45
SGS, Cl B	17	42
Sika	24	98
Sonova Holding	687	101
Swatch Group	806	94
Swatch Group, Cl B	139	87
Swiss Life Holding	52	13
Swisscom	463	285
Syngenta	167	63
TE Connectivity	1,250	75
Transocean	2,642	109
Tyco International	2,113	90

		2,705

United Kingdom — 0.3%
Admiral Group	999	24
AMEC	4,533	85

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	155

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

March 31, 2014

Description	Shares	Market Value ($ Thousands)

Anglo American	1,410	$36
Antofagasta	4,282	60
Aon	1,040	87
ARM Holdings	14,245	237
Associated British Foods	1,185	55
AstraZeneca	2,421	157
BG Group	4,346	81
BHP Billiton	1,565	48
BP	9,694	77
British American Tobacco	862	48
British Sky Broadcasting Group	2,333	36
BT Group, Cl A	22,256	141
Bunzl	1,394	37
Burberry Group	1,376	32
Capita	2,265	41
Centrica	21,436	118
Compass Group	2,787	43
Croda International	1,447	62
Diageo	1,208	38
Ensco, Cl A	1,382	73
G4S	5,689	23
GlaxoSmithKline	5,929	157
IMI	1,574	38
Imperial Tobacco Group	919	37
Inmarsat	11,267	136
InterContinental Hotels Group	1,657	53
International Consolidated Airlines Group*	7,033	49
Intertek Group	544	28
ITV	11,950	38
J Sainsbury	7,007	37
Johnson Matthey	1,033	56
Marks & Spencer Group	4,422	33
National Grid	10,422	143
Next, Cl A	560	62
Noble	2,036	67
Pearson	1,667	29
Petrofac	2,796	67
Reckitt Benckiser Group	1,075	87
Reed Elsevier	3,034	46
Resolution	5,557	28
Rexam	7,235	59
Rio Tinto	635	35
Rowan, Cl A*	2,081	70
Royal Dutch Shell, Cl A	1,470	54
Royal Dutch Shell, Cl B	1,430	56
SABMiller	864	43
Sage Group	37,971	265
Serco Group	3,002	21
Severn Trent	5,554	169
Shire	3,099	152
Smith & Nephew	12,212	185
Smiths Group	1,958	41
SSE	5,959	146

Description	Shares	Market Value ($ Thousands)

Tesco	5,643	$28
Travis Perkins	1,784	56
TUI Travel	8,063	59
Tullow Oil	7,183	90
Unilever	1,003	43
United Utilities Group, Cl B	13,136	172
Vodafone Group	26,635	98
WM Morrison Supermarkets	17,806	63
WPP	2,771	57

		4,792

Total Foreign Common Stock (Cost $41,377) ($ Thousands)		50,537

COMMON STOCK — 3.1%

Consumer Discretionary — 0.2%
Amazon.com, Cl A*	210	71
Autonation*	925	49
Autozone*	115	62
Bed Bath & Beyond*	871	60
Best Buy	530	14
BorgWarner	609	37
Cablevision Systems, Cl A	2,692	45
CarMax*	974	46
Chipotle Mexican Grill, Cl A*	131	74
Coach	821	41
Comcast, Cl A	1,101	55
Darden Restaurants	1,212	62
Delphi Automotive	1,026	70
DIRECTV*	748	57
Discovery Communications, Cl A*	611	51
Dollar General*	504	28
Dollar Tree*	1,222	64
DR Horton	2,237	49
Expedia	660	48
Family Dollar Stores	827	48
Ford Motor	2,814	44
Fossil Group*	286	34
GameStop, Cl A	1,141	47
Gannett	1,572	43
Gap	1,346	54
Garmin	1,579	87
Genuine Parts	563	49
Goodyear Tire & Rubber	591	16
Graham Holdings, Cl B	90	63
H&R Block	1,409	43
Harley-Davidson, Cl A	750	50
Harman International Industries, Cl A	299	32
Hasbro	950	53
Home Depot	660	52
International Game Technology	1,882	27
Johnson Controls	1,192	56
Kohl’s	1,084	61

156	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Shares	Market Value ($ Thousands)

L Brands	1,100	$62
Leggett & Platt	1,194	39
Lennar, Cl A	590	23
Lowe’s	1,189	58
Macy’s	680	40
Marriott International, Cl A	1,390	78
Mattel	979	39
McDonald’s	711	70
NetFlix*	63	22
Newell Rubbermaid, Cl B	1,797	54
News*	3,347	58
Nike, Cl B	721	53
Nordstrom	882	55
Omnicom Group	1,019	74
O’Reilly Automotive*	451	67
PetSmart	770	53
priceline.com*	23	27
PulteGroup	1,493	29
Ralph Lauren, Cl A	318	51
Ross Stores	730	52
Scripps Networks Interactive, Cl A	899	68
Staples	3,156	36
Starbucks	728	53
Target, Cl A	839	51
Tiffany	538	46
Time Warner	1,132	74
Time Warner Cable, Cl A	381	52
TJX	1,183	72
Tractor Supply	780	55
TripAdvisor*	334	30
Twenty-First Century Fox, Cl A	1,390	44
Urban Outfitters*	1,312	48
VF	892	55
Viacom, Cl B	751	64
Walt Disney	583	47
Whirlpool	206	31
Wyndham Worldwide	519	38
Wynn Resorts	141	31
Yum! Brands	892	67

		3,808

Consumer Staples — 0.4%
Altria Group	3,188	120
Archer-Daniels-Midland	2,391	104
Avon Products	5,745	84
Beam	1,964	164
Brown-Forman, Cl B	1,540	138
Campbell Soup	4,682	210
Clorox	2,249	198
Coca-Cola	5,019	194
Coca-Cola Enterprises	3,533	169
Colgate-Palmolive	2,381	154
ConAgra Foods	5,224	162
Constellation Brands, Cl A*	1,604	136

Description	Shares	Market Value ($ Thousands)

Costco Wholesale	969	$108
CVS Caremark	2,373	178
Dr Pepper Snapple Group	3,659	199
Estee Lauder, Cl A	2,003	134
General Mills, Cl A	3,893	202
Hershey	1,843	192
Hormel Foods	4,156	205
JM Smucker	1,476	143
Kellogg	2,746	172
Kimberly-Clark	1,728	191
Kraft Foods	3,022	169
Kroger	3,477	152
Lorillard	3,205	173
McCormick	3,079	221
Mead Johnson Nutrition, Cl A	1,595	133
Molson Coors Brewing, Cl B	2,464	145
Mondelez International, Cl A	5,619	194
Monster Beverage*	2,266	158
PepsiCo	1,678	140
Philip Morris International	1,529	125
Procter & Gamble	2,259	182
Reynolds American	3,768	201
Safeway	2,823	104
SYSCO, Cl A	5,912	214
Tyson Foods, Cl A	4,314	190
Walgreen	2,355	156
Wal-Mart Stores	1,615	123
Whole Foods Market	2,665	135

		6,472

Energy — 0.2%
Anadarko Petroleum, Cl A	913	77
Apache	962	80
Baker Hughes	1,250	81
Cabot Oil & Gas	2,202	75
Cameron International*	1,419	88
Chesapeake Energy	2,877	74
Chevron	824	98
ConocoPhillips	1,874	132
Consol Energy	1,613	64
Denbury Resources	4,420	72
Devon Energy	1,312	88
Diamond Offshore Drilling	1,277	62
EOG Resources	417	82
EQT	928	90
Exxon Mobil	1,312	128
FMC Technologies*	1,398	73
Halliburton	1,128	66
Helmerich & Payne	777	84
Hess	797	66
Kinder Morgan	2,406	78
Marathon Oil	2,383	85
Marathon Petroleum	836	73
Murphy Oil	1,363	86

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	157

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

March 31, 2014

Description	Shares	Market Value ($ Thousands)

Nabors Industries	2,958	$73
National Oilwell Varco, Cl A	979	76
Newfield Exploration*	2,882	90
Noble Energy	1,386	98
Occidental Petroleum	1,154	110
Peabody Energy	2,929	48
Phillips 66	826	64
Pioneer Natural Resources	370	69
QEP Resources	3,090	91
Range Resources	995	83
Schlumberger, Cl A	1,258	123
Southwestern Energy, Cl A*	2,367	109
Spectra Energy	3,735	138
Tesoro	1,406	71
Valero Energy	1,146	61
Williams	3,163	128
WPX Energy*	4,116	74

		3,408

Financials — 0.2%
Aflac	669	42
Allstate	963	54
American Express	700	63
American International Group	833	42
American Tower, Cl A†	1,028	84
Ameriprise Financia	614	68
Apartment Investment & Management, Cl A†	1,239	37
Assurant	976	63
AvalonBay Communities†	370	49
BB&T	1,475	59
Berkshire Hathaway, Cl B*	465	58
BlackRock	138	43
Boston Properties†	488	56
Capital One Financial	700	54
CBRE Group, Cl A*	1,563	43
Charles Schwab	2,369	65
Chubb	727	65
Cincinnati Financial	1,477	72
Citigroup	679	32
CME Group	580	43
Comerica	1,055	55
Crown Castle International†	1,610	119
Discover Financial Services	1,159	67
Equity Residential†	941	54
Fifth Third Bancorp	1,854	43
Franklin Resources	783	42
Goldman Sachs Group	268	44
Hartford Financial Services Group	1,315	46
HCP†	1,029	40
Health Care†	867	52
Host Hotels & Resorts†	3,192	65
Hudson City Bancorp, Cl A	4,255	42
Huntington Bancshares	5,352	53

Description	Shares	Market Value ($ Thousands)

IntercontinentalExchange Group	180	$36
Invesco	1,179	44
KeyCorp	3,605	51
Kimco Realty†	2,593	57
Legg Mason	1,384	68
Leucadia National	1,306	37
Loews	1,087	48
M&T Bank	449	54
Macerich†	698	43
Marsh & McLennan	1,756	87
McGraw-Hill	531	41
Moody’s	673	53
Morgan Stanley	1,399	44
NASDAQ OMX Group, Cl A	1,585	58
Northern Trust	820	54
People’s United Financial	3,326	49
Plum Creek Timber†	1,119	47
PNC Financial Services Group	592	51
Principal Financial Group, Cl A	684	31
Progressive	2,974	72
ProLogis†	1,289	53
Public Storage†	340	57
Regions Financial	2,939	33
Simon Property Group†	325	53
SLM	2,108	52
State Street	770	53
SunTrust Banks	1,338	53
T. Rowe Price Group	572	47
Torchmark, Cl A	643	51
Travelers	849	72
US Bancorp	1,531	66
Ventas†	761	46
Vornado Realty Trust†	658	65
Wells Fargo	1,097	55
Weyerhaeuser†	1,863	55
XL Group, Cl A	1,587	50
Zions Bancorporation	1,284	40

		3,740

Health Care — 0.3%
Abbott Laboratories	3,250	125
AbbVie	1,774	91
Aetna, Cl A	1,342	100
Agilent Technologies	1,375	77
Alexion Pharmaceuticals*	770	117
Allergan	1,152	143
AmerisourceBergen	1,216	80
Amgen, Cl A	1,015	125
Baxter International	1,413	104
Becton Dickinson	1,001	117
Biogen Idec*	231	71
Boston Scientific*	6,344	86
Bristol-Myers Squibb	2,520	131
C.R. Bard	1,009	149

158	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Shares	Market Value ($ Thousands)

Cardinal Health	1,831	$128
CareFusion*	1,711	69
Celgene, Cl A*	429	60
Cerner*	2,136	120
Cigna	820	69
DaVita HealthCare Partners*	1,274	88
Dentsply International	1,986	91
Edwards Lifesciences, Cl A*	1,467	109
Eli Lilly	2,348	138
Express Scripts Holding*	1,303	98
Forest Laboratories, Cl A*	1,224	113
Gilead Sciences*	1,324	94
Hospira*	2,090	91
Humana	710	80
Intuitive Surgical*	186	82
Johnson & Johnson	1,072	105
Laboratory Corp of America Holdings*	954	94
McKesson	595	105
Medtronic	1,811	112
Merck	2,621	149
Mylan*	2,116	103
Patterson	2,743	114
PerkinElmer	1,796	81
Pfizer	3,995	128
Quest Diagnostics	1,743	101
Regeneron Pharmaceuticals*	331	99
St. Jude Medical	1,964	128
Stryker	1,505	123
Tenet Healthcare*	910	39
Thermo Fisher Scientific	511	61
UnitedHealth Group	1,115	91
Varian Medical Systems*	1,374	115
Vertex Pharmaceuticals*	676	48
Waters*	930	101
WellPoint	1,014	101
Zimmer Holdings	1,217	115
Zoetis, Cl A	1,650	48

		5,107

Industrials — 0.3%
3M	528	72
ADT, Cl A	1,823	55
Boeing	707	89
C.H. Robinson Worldwide	1,277	67
Caterpillar, Cl A	615	61
Cintas	1,538	92
CSX	2,876	83
Cummins	374	56
Danaher, Cl A	910	68
Deere	725	66
Dover	786	64
Dun & Bradstreet	676	67
Emerson Electric	1,127	75

Description	Shares	Market Value ($ Thousands)

Equifax	1,030	$70
Expeditors International of Washington	1,894	75
Fastenal, Cl A	1,456	72
FedEx	91	12
Flowserve	457	36
Fluor	896	70
General Dynamics	849	92
General Electric	2,213	57
Honeywell International	801	74
Illinois Tool Works	945	77
Iron Mountain	2,432	67
Jacobs Engineering Group*	1,059	67
Joy Global	916	53
Kansas City Southern	131	14
L-3 Communications Holdings	643	76
Lockheed Martin	290	47
Masco	888	20
Norfolk Southern	909	88
Northrop Grumman	759	94
PACCAR	1,085	73
Pall	857	77
Parker Hannifin, Cl A	653	78
Pitney Bowes	705	18
Precision Castparts	310	78
Quanta Services*	1,779	65
Raytheon	853	84
Republic Services	2,778	95
Robert Half International	1,948	82
Rockwell Automation	815	102
Rockwell Collins	1,049	84
Roper Industries	388	52
Ryder System	976	78
Snap-on	540	61
Southwest Airlines, Cl A	4,540	107
Stanley Black & Decker	854	69
Stericycle, Cl A*	907	103
Textron	1,332	52
Union Pacific	428	80
United Parcel Service, Cl B	682	66
United Technologies	672	79
Waste Management	2,460	103
WW Grainger	266	67
Xylem	1,841	67

		3,896

Information Technology — 0.3%
Adobe Systems*	1,333	88
Akamai Technologies*	937	55
Altera	2,530	92
Amphenol, Cl A	610	56
Analog Devices	1,415	75
Apple	164	88
Applied Materials	3,455	71

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	159

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

March 31, 2014

Description	Shares	Market Value ($ Thousands)

Autodesk, Cl A*	1,243	$61
Automatic Data Processing	894	69
Broadcom, Cl A	1,628	51
CA	2,697	83
Cisco Systems	2,297	51
Citrix Systems*	761	44
Cognizant Technology Solutions, Cl A*	1,460	74
Computer Sciences	1,176	71
Corning, Cl B	3,400	71
eBay*	1,313	72
Electronic Arts*	1,687	49
EMC	2,540	70
F5 Networks, Cl A*	643	69
Fidelity National Information Services, Cl B	1,370	73
First Solar*	548	38
Fiserv, Cl A*	1,220	69
Flir Systems	1,587	57
Google, Cl A*	67	75
Harris	849	62
Hewlett-Packard	1,974	64
Intel	2,316	60
International Business Machines	351	68
Intuit	1,158	90
Jabil Circuit	2,109	38
Juniper Networks*	2,336	60
KLA-Tencor	1,029	71
Lam Research*	616	34
Linear Technology	1,618	79
LSI Logic	5,075	56
MasterCard, Cl A	784	59
Microchip Technology	1,617	77
Micron Technology*	1,195	28
Microsoft	2,162	89
Motorola Solutions	1,017	65
NetApp	1,304	48
Nvidia	2,723	49
Oracle, Cl B	2,124	87
Paychex	2,240	95
Qualcomm	1,313	104
Red Hat*	1,136	60
Salesforce.com*	1,084	62
SanDisk	768	62
Symantec, Cl A	2,306	46
Teradata*	1,297	64
Texas Instruments	1,935	91
Total System Services	2,623	80
VeriSign*	1,285	69
Visa, Cl A	345	74
Western Digital	518	48
Western Union	3,461	57
Xerox	5,181	59

Description	Shares	Market Value ($ Thousands)

Xilinx	1,139	$62
Yahoo!*	1,891	68

		3,957

Materials — 0.2%
Air Products & Chemicals	1,352	161
Airgas	1,173	125
Alcoa	7,387	95
Allegheny Technologies	2,842	107
Avery Dennison	2,568	130
Ball	2,359	129
Bemis	2,664	104
CF Industries Holdings	409	107
Cliffs Natural Resources	2,673	55
Dow Chemical, Cl A	1,174	57
E.I. Du Pont de Nemours	1,080	73
Eastman Chemical	672	58
Ecolab	1,093	118
FMC	1,894	145
Freeport-McMoRan Copper & Gold, Cl B	2,651	88
International Flavors & Fragrances	1,619	155
International Paper	1,802	83
MeadWestvaco	3,031	114
Monsanto	1,214	138
Mosaic	2,520	126
Newmont Mining	6,055	142
Nucor	1,935	98
Owens-Illinois*	3,244	110
PPG Industries	457	88
Praxair	1,132	148
Sealed Air	2,847	94
Sherwin-Williams, Cl A	699	138
Sigma-Aldrich	1,578	147
United States Steel	2,734	75
Vulcan Materials	1,670	111

		3,319

Telecommunication Services — 0.4%
AT&T	50,058	1,755
CenturyTel	36,987	1,215
Frontier Communications	242,961	1,385
Verizon Communications	28,455	1,354
Windstream Holdings	173,837	1,432

		7,141

Utilities — 0.6%
AES	15,859	227
AGL Resources	4,816	236
Ameren	7,624	314
American Electric Power	6,136	311
Centerpoint Energy	11,784	279

160	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CMS Energy	9,459	$277
Consolidated Edison	6,069	326
Dominion Resources	4,513	320
DTE Energy	4,314	320
Duke Energy	4,716	336
Edison International	6,044	342
Entergy	5,219	349
Exelon	10,072	338
FirstEnergy	9,340	318
Integrys Energy Group	5,110	305
NextEra Energy	3,878	371
NiSource	7,504	267
Northeast Utilities	6,801	309
NRG Energy	7,896	251
Oneok	2,044	121
Pepco Holdings	15,869	325
PG&E	7,874	340
Pinnacle West Capital	5,247	287
PPL	9,205	305
Public Service Enterprise Group	8,944	341
SCANA	6,012	309
Sempra Energy	3,177	307
Southern	9,600	422
TECO Energy	19,902	341
Wisconsin Energy	7,295	340
Xcel Energy	9,461	287

		9,521

Total Common Stock (Cost $40,479) ($ Thousands)		50,369

CORPORATE OBLIGATIONS — 2.1%

Consumer Discretionary — 0.0%
Trustees of Dartmouth College
4.750%, 06/01/2019	$250	279
University of Southern California
5.250%, 10/01/2111	100	115
Yale University MTN
2.900%, 10/15/2014	125	127

		521

Consumer Staples — 0.0%
Wal-Mart Stores
2.800%, 04/15/2016	300	313

Energy — 0.1%
Chevron
4.950%, 03/03/2019	150	170
Shell International Finance BV
3.250%, 09/22/2015	250	261
Statoil
2.900%, 10/15/2014	250	253

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Total Capital
3.000%, 06/24/2015	$250	$258
XTO Energy
6.750%, 08/01/2037	300	418

		1,360

Financials — 1.6%
African Development Bank
2.500%, 03/15/2016	250	260
1.250%, 09/02/2016	850	860
1.125%, 03/15/2017	200	201
0.875%, 03/15/2018	1,000	978
Andina de Fomento
4.375%, 06/15/2022	250	257
Asian Development Bank
2.750%, 05/21/2014	850	853
2.625%, 02/09/2015	1,000	1,021
1.125%, 03/15/2017	150	150
0.500%, 06/20/2016	1,000	998
Australia & New Zealand Banking Group NY MTN
1.875%, 10/06/2017	250	253
Bank of Montreal MTN
1.400%, 09/11/2017	200	199
Bank of New York Mellon
3.550%, 09/23/2021	200	207
Bank of Nova Scotia
3.400%, 01/22/2015	300	308
1.850%, 01/12/2015	500	506
Berkshire Hathaway Finance
5.400%, 05/15/2018	250	285
Canadian Imperial Bank of Commerce
2.350%, 12/11/2015	250	257
China Development Bank
5.000%, 10/15/2015	250	264
CME Group
3.000%, 09/15/2022	100	99
Commonwealth Bank of Australia NY MTN
1.900%, 09/18/2017	150	152
Cooperatieve Centrale Raiffeisen-Boerenleenbank
3.375%, 01/19/2017	250	265
Council of Europe MTN
1.500%, 02/22/2017	850	861
European Bank for Reconstruction & Development
1.625%, 09/03/2015	300	305
1.500%, 03/16/2020	750	719
1.000%, 02/16/2017	600	601
0.750%, 09/01/2017	200	197

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	161

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

European Investment Bank
1.125%, 09/15/2017	$850	$846
1.000%, 12/15/2017	150	148
FMS Wertmanagement AoeR
1.000%, 11/21/2017	950	939
0.625%, 04/18/2016	750	751
HSBC Holdings
5.100%, 04/05/2021	250	280
Inter-American Development Bank
4.500%, 09/15/2014	250	255
3.875%, 09/17/2019	350	383
1.125%, 03/15/2017	300	301
International Bank for Reconstruction & Development
2.375%, 05/26/2015	250	256
2.125%, 03/15/2016	300	310
0.875%, 04/17/2017	450	449
0.500%, 04/15/2016	1,000	1,000
International Finance
2.125%, 11/17/2017	750	770
1.125%, 11/23/2016	750	756
1.000%, 04/24/2017	300	300
KFW
1.000%, 01/12/2015	1,000	1,006
0.875%, 09/05/2017	200	198
Korea Finance
4.625%, 11/16/2021	250	272
Landwirtschaftliche Rentenbank
1.875%, 09/17/2018	550	554
1.375%, 10/23/2019	500	481
0.875%, 09/12/2017	300	296
National Australia Bank Ltd.
1.600%, 08/07/2015	350	355
Nordic Investment Bank MTN
2.625%, 10/06/2014	250	253
1.000%, 03/07/2017	750	751
0.500%, 04/14/2016	750	750
North American Development Bank
2.400%, 10/26/2022	200	187
Oesterreichische Kontrollbank MTN
1.125%, 07/06/2015	150	152
Royal Bank of Canada MTN
1.150%, 03/13/2015	250	252
Svenska Handelsbanken
2.875%, 04/04/2017	200	209
Toronto-Dominion Bank
2.375%, 10/19/2016	250	259
Toyota Motor Credit MTN
3.400%, 09/15/2021	150	155
3.200%, 06/17/2015	100	103
US Bancorp MTN
4.200%, 05/15/2014	500	502
Westpac Banking
4.875%, 11/19/2019	200	222
3.000%, 08/04/2015	250	258

		26,015

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Health Care — 0.1%
Johns Hopkins University
5.250%, 07/01/2019	$75	$84
Johnson & Johnson
5.950%, 08/15/2037	300	373
Merck Sharp & Dohme
6.400%, 03/01/2028	50	62
Novartis Securities Investment
5.125%, 02/10/2019	150	170
Sanofi
4.000%, 03/29/2021	150	161

		850

Industrials — 0.1%
3M MTN
5.700%, 03/15/2037	150	180
General Electric Capital
0.850%, 10/09/2015	500	502

		682

Information Technology — 0.2%
Google
3.625%, 05/19/2021	150	159
Microsoft
2.500%, 02/08/2016	350	363
1.625%, 09/25/2015	1,250	1,272
0.875%, 11/15/2017	1,500	1,479

		3,273

Telecommunication Services — 0.0%
Nippon Telegraph & Telephone
1.400%, 07/18/2017	200	199

Utilities — 0.0%
Hydro-Quebec
2.000%, 06/30/2016	250	257
1.375%, 06/19/2017	150	150
Southern California Gas
5.125%, 11/15/2040	150	167

		574

Total Corporate Obligations (Cost $34,268) ($ Thousands)		33,787

EXCHANGE TRADED FUND — 1.1%
iShares iBoxx Investment Grade Corporate Bond Fund	157,632	18,438

Total Exchange Traded Fund (Cost $18,398) ($ Thousands)		18,438

162	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Shares/Face Amount (1) (Thousands)		Market Value ($ Thousands)

PREFERRED STOCK — 0.0%

Consumer Discretionary — 0.0%
Porsche Automobil Holding SE		342	$35

Consumer Staples — 0.0%
Henkel & KGaA		596	64

Total Preferred Stock (Cost $72) ($ Thousands)			99

	Number of Warrants

WARRANTS — 0.0%
Olam International Expires 12/31/17		4,698	—

Total Warrants (Cost $—) ($Thousands)			—

CASH EQUIVALENT — 28.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††		463,131,899	463,132

Total Cash Equivalent (Cost $463,132) ($ Thousands)			463,132

TIME DEPOSITS — 17.5%
Brown Brothers Harriman
1.950%, 04/01/2014	NZD	13	12
1.929%, 04/01/2014	AUD	33	31
0.550%, 04/01/2014	NOK	23	4
0.278%, 04/01/2014	CAD	20	18
0.100%, 04/01/2014	SEK	51	51
0.100%, 04/01/2014	DKK	70	13
0.076%, 04/01/2014	EUR	514	708
0.048%, 04/01/2014	GBP	562	937
0.030%, 04/01/2014		285,310	285,310
0.005%, 04/01/2014	HKD	64	8
0.005%, 04/01/2014	JPY	6,339	62
0.005%, 04/01/2014	SGD	2	2
0.001%, 04/01/2014	CHF	12	14

Total Time Deposits (Cost $287,170) ($ Thousands)			287,170

U.S. TREASURY OBLIGATIONS — 25.2%
U.S. Treasury Inflation Protected Securities
3.625%, 04/15/2028		814	1,107
2.625%, 07/15/2017		41,195	46,126
2.500%, 07/15/2016		1,538	1,678
2.500%, 01/15/2029		606	736
2.375%, 01/15/2025		1,327	1,562

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.125%, 01/15/2019	$14,381	$16,060
2.125%, 02/15/2041	818	983
2.000%, 07/15/2014	468	475
2.000%, 01/15/2026	454	517
1.875%, 07/15/2015	382	401
1.875%, 07/15/2019	662	736
1.750%, 01/15/2028	641	710
1.625%, 01/15/2015	535	549
1.625%, 01/15/2018	36,735	39,875
1.375%, 07/15/2018	16,884	18,319
1.375%, 01/15/2020	403	436
1.250%, 07/15/2020	594	640
1.125%, 01/15/2021	355	377
0.625%, 07/15/2021	1,744	1,795
0.500%, 04/15/2015	821	838
0.375%, 07/15/2023	23,923	23,661
0.125%, 04/15/2016	873	897
0.125%, 04/15/2018	71,543	73,186
0.125%, 01/15/2022	30,488	29,869
0.125%, 07/15/2022	28,288	27,699
0.125%, 01/15/2023	25,639	24,808
U.S. Treasury Bills (A)
0.084%, 06/05/2014	42,750	42,748
0.080%, 05/29/2014	42,750	42,749
0.072%, 04/03/2014	13,000	13,000

Total U.S. Treasury Obligations (Cost $414,571) ($ Thousands)		412,537

Total Investments — 95.3% (Cost $1,533,346) ($ Thousands)		$1,559,303

A list of the open futures contracts held by the Fund at March 31, 2014, is as follows:

Type of	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)

10-YR E-MINI	657	Jun-2014	$(146)
Amsterdam Index	48	Apr-2014	185
Australian 10-Year Bond	773	Jun-2014	324
Brent Crude Penultimate	26	May-2014	16
CAC40 10 Euro	264	Apr-2014	247
Canadian 10-Year Bond	651	Jun-2014	237
Cattle	345	Aug-2014	579
Cattle	45	Jun-2014	22
Cocoa	87	Jul-2014	231
Cocoa	120	May-2014	38
Cocoa	37	Sep-2014	15
Coffee ‘C’	22	Jul-2014	(145)
Coffee ‘C’	77	May-2014	875
Copper	43	May-2014	(218)
Corn	489	Jul-2014	1,237
Cotton No. 2	53	Jul-2014	139
Cotton No. 2	64	May-2014	223
Crude Oil	28	Jun-2014	54
Dax Index	48	Jun-2014	582
DJ Euro Stoxx 50 Index	991	Jun-2014	1,272
E-MINI MSCI Emerging Index	313	Jun-2014	725
E-MINI MSCI Index	273	Jun-2014	291
Euro-Bobl	90	Jun-2014	(13)
Euro-Bund	1,088	Jun-2014	631
Euro-Buxl 30 Year Bond	53	Jun-2014	50

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	163

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

March 31, 2014

++++Type of	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)

Euro-Schatz	10	Jun-2014	$(1)
Feeder Cattle	36	Aug-2014	69
Feeder Cattle	90	May-2014	382
FTSE 100 Index	313	Jun-2014	89
FTSE MIB Index	81	Jun-2014	323
FTSE/JSE Top 40 Index	425	Jun-2014	490
Gas Oil ICE	31	May-2014	(22)
Gasoline	9	Jul-2014	1
Gold	181	Jun-2014	(1,133)
Hang Seng Index	46	Apr-2014	91
Heating Oil	29	May-2014	19
H-shares Index	362	Apr-2014	587
IBEX 35 Plus Index	64	Apr-2014	295
Japanese 10-Year Bond	122	Jun-2014	(251)
KOSPI 200 Index	158	Jun-2014	282
Lean Hogs	177	Jun-2014	1,523
Lean Hogs	44	Oct-2014	331
LME Aluminum	83	Sep-2014	108
LME Copper	108	Sep-2014	(482)
LME Lead	26	Sep-2014	(25)
LME Nickel	30	Jun-2014	24
LME Nickel	35	Sep-2014	97
LME Prime Aluminum	56	Jun-2014	33
LME Zinc	61	Jun-2014	(6)
LME Zinc	92	Sep-2014	(166)
Long Gilt 10-Year Bond	480	Jun-2014	112
Natural Gas	138	May-2014	57
Russell 2000 Index E-MINI	594	Jun-2014	(609)
S&P 500 Index E-MINI	2,658	Jun-2014	2,692
S&P Composite Index	21	Jun-2014	73
S&P Mid 400 Index E-MINI	185	Jun-2014	238
S&P TSE 60 Index	100	Jun-2014	69
SGX S&P CNX Nifty Index	325	Apr-2014	63
Silver 5,000oz	71	May-2014	(491)
Soybean	3	Aug-2014	4
Soybean	248	Jul-2014	1,655
Soybean Meal	6	Aug-2014	6
Soybean Meal	78	Jul-2014	495
Soybean Meal	69	May-2014	344
Soybean Oil	3	Aug-2014	(2)
Soybean Oil	58	Jul-2014	32
Soybean Oil	41	May-2014	17
SPI 200 Index	60	Jun-2014	72
Sugar #11	266	Apr-2014	461
Sugar #11	111	Jul-2014	210
Sugar #11	5	Sep-2014	2
Taiwan Index	474	Apr-2014	227
Topix Index	362	Jun-2014	(412)
U.S. 10-Year Treasury Note	3,584	Jun-2014	(2,413)
U.S. 2-Year Treasury Note	134	Jun-2014	(43)
U.S. 5-Year Treasury Note	362	Jul-2014	(296)
U.S. Long Treasury Bond	118	Jun-2014	135
Wheat	147	Jul-2014	606

			$13,413

For the period ended March 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at March 31, 2014, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)

4/28/14-6/18/14	EUR	210,438	USD	289,699	$(273)
4/28/14-6/18/14	GBP	47,409	USD	78,961	(24)
4/29/14	AUD	3,200	USD	2,946	(14)
4/29/14	CAD	4,900	USD	4,388	(49)
4/29/14-6/18/14	CHF	2,213	USD	2,503	(4)
4/29/14-6/18/14	HKD	24,197	USD	3,119	(1)
4/29/14-6/18/14	USD	22,970	EUR	16,655	(20)
4/30/14-6/18/14	JPY	1,042,328	USD	10,182	58
6/18/14	BRL	1,600	USD	666	(29)
6/18/14	KRW	2,644,300	USD	2,463	(19)
6/18/14	MXN	43,100	USD	3,230	(53)
6/18/14	RUB	378,119	USD	10,169	(404)
6/18/14	SGD	6,800	USD	5,359	(50)
6/18/14	TRY	8,900	USD	3,869	(197)
6/18/14	TWD	70,200	USD	2,314	3
6/18/14	USD	25,310	BRL	60,600	996
6/18/14	USD	855	CHF	753	(2)
6/18/14	USD	9,346	GBP	5,653	72
6/18/14	USD	31	HKD	242	—
6/18/14	USD	35,253	ILS	122,600	(139)
6/18/14	USD	79	JPY	8,180	—
6/18/14	USD	22,423	KRW	24,022,200	127
6/18/14	USD	31,900	MXN	424,600	446
6/18/14	USD	10,216	RUB	378,119	357
6/18/14	USD	19,670	SGD	24,900	138
6/18/14	USD	12,921	TRY	29,500	554
6/18/14	USD	15,934	TWD	480,900	(102)
6/18/14	USD	10,636	ZAR	117,100	366
6/18/14	ZAR	18,500	USD	1,687	(51)

					$1,686

For the period ended March 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2014, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

Bank of New York	(31,713)	31,847	$134
Credit Suisse First Boston	(257,914)	258,673	759
JPMorgan Chase Bank	(7,459)	7,416	(43)
Royal Bank of Scotland	(309,386)	310,214	828
State Street	(19,263)	19,265	2
UBS	(14,469)	14,475	6

			$1,686

A list of open OTC swap agreements held by the Fund at March 31, 2014 are as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands) (1)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	Taiex Futures	Negative Price Return	Positve Price Return	04/16/14	TWD	635	$5
JPMorgan Chase Bank	Bovespa Index	Negative Price Return	Positve Price Return	04/17/14	BRL	11,194	492
BoA Merrill Lynch	SGX S&P CNX NIFTY Index	Negative Price Return	Positve Price Return	04/24/14		3,688	47
Bank of America	Taiwan Index	Negative Price Return	Positve Price Return	04/29/14		8,963	141
Bank of America	H-Shares Index	Negative Price Return	Positve Price Return	04/30/14		4,029	97
BoA Merrill Lynch	Euro-Bund	Negative Price Return	Positve Price Return	05/10/14	EUR	62,841	86
BoA Merrill Lynch	Soybean Meal Futures	Negative Price Return	Positve Price Return	05/16/14		3,307	294
BoA Merrill Lynch	Soybean Oil	Negative Price Return	Positve Price Return	05/23/14		3,953	136
Barclays	Brent Crude Penultimate	Negative Price Return	Positve Price Return	06/13/14		29,857	303
BoA Merrill Lynch	Corn	Negative Price Return	Positve Price Return	06/16/14		3,801	400
Barclays	Gasoil	Negative Price Return	Positve Price Return	06/16/14		13,880	(81)

164	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands) (1)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
BoA Merrill Lynch	Soybean Futures	Negative Price Return	Positve Price Return	06/16/14		3,002	$225
BoA Merrill Lynch	Wheat Futures	Negative Price Return	Positve Price Return	06/16/14	HKD	596	97
Barclays	Lean Hogs	Negative Price Return	Positve Price Return	06/17/14		3,612	99
BoA Merrill Lynch	Mini Japanese 10-Year Treasury Bond	Negative Price Return	Positve Price Return	06/20/14	JPY	37,916	(49)
JPMorgan Chase Bank	Swiss Market Index	Negative Price Return	Positve Price Return	06/20/14	CHF	11,036	261
Barclays	Heating Oil	Negative Price Return	Positve Price Return	06/29/14		11,053	(81)
Barclays	Unleaded Gasoline RBOB	Negative Price Return	Positve Price Return	06/29/14		7,317	(36)
Bank of America	U.S. Treasury 10-Year Note	Negative Price Return	Positve Price Return	06/30/14		296,894	(1,245)
Barclays	Crude Oil	Negative Price Return	Positve Price Return	06/30/14		41,538	(80)
Barclays	Live Cattle	Negative Price Return	Positve Price Return	06/30/14		10,725	101
Barclays	Natural Gas	Negative Price Return	Positve Price Return	06/30/14		8,500	(392)

							$820

A list of open centrally cleared swap agreements held by the Fund at March 31, 2014, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)
JPMorgan Chase Bank	1.25%	3-Month USD -LIBOR	06/19/19	75,000	$(458)
JPMorgan Chase Bank	0.50%	3-Month USD -LIBOR	06/15/16	260,000	(463)
JPMorgan Chase Bank	0.50%	6-Month EUR - EURIBOR	06/15/16	25,725	(5)

					$(926)

For the period ended March 31, 2014, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages	are based on Net Assets of $1,637,023 ($Thousands).

(1)	In U.S. Dollars unless otherwise indicated.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (See Note 6).

*	Non-income producing security.

**	The rate shown is the 7-day effective yield as of March 31, 2014.

(A)	The rate shown is the effective yield at the time of purchase.

AUD — Australian Dollar

BRL — Brazilian Real

Cl — Class

CAD — Canadian Dollar

CHF — Swiss Franc

CNX — Credit Rating Information Services of India Limited and National Stock Exchange of India

DJ — Dow Jones

DKK — Denmark Krone

EUR — Euro

EURIBOR — Euro Interbank Offered Rate

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound

HKD — Hong Kong Dollar

IBEX — Spanish Exchange Index

JPY — Japanese Yen

JSE — Johannesburg Stock Exchange

KRW — Korean wan

LIBOR — London Interbank Offered Rate

LME — London Metal Exchange

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

OAT — Obligations Assimilables du Trésor

RUB — Russian Ruble

S&P — Standard & Poor’s

SEK — Sweden Krona

SGD — Singapore Dollar

SGX — Singapore Exchange

SPI — Swiss Performance Index

TSE — Tokyo Stock Exchange

TRY — Turkish New Lira

TWD — Taiwanese Dollar

USD — U.S. Dollar

ZAR — South African Rand

The following is a list of the level of inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Sovereign Debt	$—	$243,234	$—	$243,234
Foreign Common Stock	49,484	1,053	—	50,537
Common Stock	50,369	—	—	50,369
Corporate Obligations	—	33,787	—	33,787
Exchange Traded Fund	18,438	—	—	18,438
Preferred Stock	99	—	—	99
Warrants	—	—	—	—
Cash Equivalent	463,132	—	—	463,132
Time Deposits	—	287,170	—	287,170
U.S. Treasury Obligations	—	412,537	—	412,537

Total Investments in Securities	$581,522	$977,781	$—	$1,559,303

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$20,287	$—	$—	$20,287
Unrealized Depreciation	(6,874)	—	—	(6,874)
Forwards Contracts*
Unrealized Appreciation	—	3,117	—	3,117
Unrealized Depreciation	—	(1,431)	—	(1,431)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	—	2,784	—	2,784
Unrealized Depreciation	—	(1,964)	—	(1,964)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Depreciation	—	(926)	—	(926)

Total Other Financial Instruments	$13,413	$1,580	$—	$14,993

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0 or rounded to $0.

For the period ended March 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2014, there were no Level 3 investments

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	165

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 31.6%

Consumer Discretionary — 6.0%
DreamWorks Animation SKG
6.875%, 08/15/20 (C)	$550	$596
GRD Holdings III
10.750%, 06/01/19 (C)	1,350	1,485
Greektown Holdings
8.875%, 03/15/19 (C)	400	413
Guitar Center
6.500%, 04/15/19 (C)	2,150	2,137
Icahn Enterprises (C)
6.000%, 08/01/20	1,400	1,484
5.875%, 02/01/22	200	203
4.875%, 03/15/19	1,950	1,984
Laureate Education
9.250%, 09/01/19 (C)	1,370	1,459
Live Nation Entertainment
7.000%, 09/01/20 (C)	110	120
MDC Partners
6.750%, 04/01/20 (C)	3,450	3,631
PF Chang’s China Bistro
10.250%, 06/30/20 (C)	160	168
Seminole Hard Rock Entertainment
5.875%, 05/15/21 (C)	100	101
SITEL
11.000%, 08/01/17 (C)	750	805
Stanadyne Holdings, Ser 1
10.000%, 08/15/14	250	249
Suburban Propane Partners
7.375%, 03/15/20	200	214
Travelport LLC
11.875%, 09/01/16	450	459
Unitymedia Hessen GmbH & KG
5.500%, 01/15/23 (C)	1,900	1,938

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WMG Acquisition
11.500%, 10/01/18	$620	$705
6.750%, 04/15/22 (C)	550	553

		18,704

Consumer Staples — 1.0%
Bumble Bee Holdings
9.000%, 12/15/17 (C)	371	404
Diamond Foods
7.000%, 03/15/19 (C)	100	104
Harbinger Group
7.875%, 07/15/19	1,640	1,800
KeHE Distributors
7.625%, 08/15/21 (C)	250	269
Vector Group
7.750%, 02/15/21	600	645

		3,222

Energy — 7.0%
Atlas Energy Holdings Operating
7.750%, 01/15/21	389	408
Atlas Pipeline Partners
6.625%, 10/01/20	200	213
5.875%, 08/01/23	1,500	1,481
4.750%, 11/15/21	400	380
Atlas Resource Escrow
9.250%, 08/15/21 (C)	700	770
Bill Barrett
7.625%, 10/01/19	250	271
7.000%, 10/15/22	600	631
BreitBurn Energy Partners
7.875%, 04/15/22	1,300	1,407
Checkers Drive-In Restaurants
11.000%, 12/01/17 (C)	425	474
CIRCMT, Ser 2014-A, Cl A
4.890%, 10/08/21	2,800	2,800
Crestwood Midstream Partners
7.750%, 04/01/19	810	879
6.125%, 03/01/22 (C)	300	313
6.000%, 12/15/20	600	628
Eagle Rock Energy Partners
8.375%, 06/01/19	935	1,014
Endeavor Energy Resources
7.000%, 08/15/21 (C)	400	420
Exterran Partners
6.000%, 04/01/21	250	249
Gibson Energy
6.750%, 07/15/21 (C)	1,025	1,099
Legacy Reserves
8.000%, 12/01/20	550	589
6.625%, 12/01/21	600	599
Memorial Production Partners
7.625%, 05/01/21 (C)	500	528

166	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

7.625%, 05/01/21	$110	$116
Midstates Petroleum
10.750%, 10/01/20	1,000	1,105
NGL Energy Partners
6.875%, 10/15/21 (C)	600	624
Pacific Drilling
5.375%, 06/01/20 (C)	250	248
Penn Virginia Resource Partners
8.375%, 06/01/20	1,241	1,393
SandRidge Energy
8.125%, 10/15/22	300	327
7.500%, 03/15/21	500	534
7.500%, 02/15/23	200	212
Ultra Petroleum
5.750%, 12/15/18 (C)	870	914
Ultra Resources
4.510%, 10/12/20 (G)	500	466
Unit
6.625%, 05/15/21	785	832

		21,924

Financials — 10.4%
American Equity Investment Life Holding
6.625%, 07/15/21	600	640
Bank of America
5.200%, 12/29/49 (D)	2,500	2,350
Barclays
8.250%, 12/31/99 (D)	750	788
Citigroup (D)
5.950%, 12/29/49	1,250	1,222
5.350%, 05/29/49	1,250	1,159
Credit Acceptance
6.125%, 02/15/21 (C)	1,400	1,456
CyrusOne
6.375%, 11/15/22	500	527
Emigrant Bancorp
6.250%, 06/15/14 (C)	4,750	4,780
EPR Properties‡
5.750%, 08/15/22	400	424
Fidelity & Guaranty Life Holdings
6.375%, 04/01/21 (C)	650	692
Fifth Third Bancorp
5.100%, 12/31/49 (D)	1,630	1,499
ING US
5.650%, 05/15/53 (D)	2,200	2,187
Itau Unibanco Holding
5.125%, 05/13/23 (C)	250	240
Jefferies Finance
7.375%, 04/01/20 (C)	1,000	1,050
Jefferies LoanCore
6.875%, 06/01/20 (C)	300	305
JPMorgan Chase
5.150%, 04/05/23 (D)	2,110	1,978

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kennedy-Wilson
8.750%, 04/01/19	$1,445	$1,579
M&T Bank
6.450%, 12/29/49 (D)	500	519
Nationstar Mortgage
7.875%, 10/01/20	260	263
6.500%, 08/01/18	435	437
6.500%, 07/01/21	690	650
6.500%, 06/01/22 (E)	485	450
Opal Acquisition
8.875%, 12/15/21 (C)	1,100	1,106
Oxford Finance
7.250%, 01/15/18 (C)	650	689
PNC Financial Services Group
4.850%, 05/29/49 (D)	300	281
Prudential Financial
5.625%, 06/15/43 (D)	1,250	1,275
Schahin II Finance SPV
5.875%, 09/25/22 (C)	1,857	1,790
Susquehanna Bancshares
5.375%, 08/15/22	800	784
Wilton Re Finance
5.875%, 03/30/33 (C) (D)	1,350	1,343

		32,463

Health Care — 0.8%
Symbion
8.000%, 06/15/16	705	740
Valeant Pharmaceuticals International
5.625%, 12/01/21 (C)	500	526
VPII Escrow
6.750%, 08/15/18 (C)	1,000	1,100

		2,366

Industrials — 0.7%
ADT
6.250%, 10/15/21 (C)	300	308
CPG Merger Sub
8.000%, 10/01/21 (C)	250	266
Marquette Transportation
10.875%, 01/15/17	50	53
Princess Juliana International Airport Operating
5.500%, 12/20/27 (C) (E)	1,062	1,046
Victor Technologies Group
9.000%, 12/15/17	454	487

		2,160

Information Technology — 3.8%
Alcatel-Lucent USA (C)
8.875%, 01/01/20	450	511
6.750%, 11/15/20	400	423
4.625%, 07/01/17	500	514

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	167

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Aspect Software
10.625%, 05/15/17	$1,045	$1,105
Audatex North America
6.000%, 06/15/21 (C)	100	107
Avaya
7.000%, 04/01/19 (C)	750	744
Eagle Midco
9.000%, 06/15/18 (C)	800	840
First Data
6.750%, 11/01/20 (C)	450	484
IAC
4.875%, 11/30/18	250	261
iGATE
4.750%, 04/15/19 (C)	1,500	1,506
Infor US
9.375%, 04/01/19	2,200	2,478
NCR
5.875%, 12/15/21 (C)	250	263
Sabre
8.500%, 05/15/19 (C)	700	773
Stream Global Services
11.250%, 10/01/14	985	985
WEX
4.750%, 02/01/23 (C)	225	211
Zayo Group
10.125%, 07/01/20	600	696

		11,901

Materials — 0.9%
AngloGold Ashanti Holdings
5.125%, 08/01/22	200	187
Eldorado
6.125%, 12/15/20 (C)	700	700
Kaiser Aluminum
8.250%, 06/01/20	225	254
KGHM International
7.750%, 06/15/19 (C)	150	158
Mirabela Nickel (C)
8.750%, 04/15/18 (F)	261	62
3.500%, 06/30/14 (G)	41	41
TPC Group
8.750%, 12/15/20 (C)	1,150	1,261
Unifrax I
7.500%, 02/15/19(C)	200	212

		2,875

Telecommunication Services — 0.7%
Level 3 Financing
6.125%, 01/15/21 (C)	150	158
Lynx I
5.375%, 04/15/21 (C)	900	929
Lynx II
6.375%, 04/15/23 (C)	500	530
UPCB Finance VI
6.875%, 01/15/22 (C)	600	654

		2,271

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 0.3%
AmeriGas Finance
7.000%, 05/20/22	$150	$164
LBC Tank Terminals Holding Netherlands BV
6.875%, 05/15/23 (C)	800	854

		1,018

Total Corporate Obligations (Cost $97,258) ($ Thousands)		98,904

LOAN PARTICIPATIONS — 32.4%
1-800 Contacts, Term Loan, 1st Lien
4.250%, 01/27/21	700	701
AABS, Bridge Term Loan
4.875%, 01/15/38 (G)	932	939
Active Network, 1st Lien Term Loan
5.500%, 11/06/20	400	403
Acosta
4.250%, 03/03/18	150	151
Advance Pierre Foods, Term Loan
5.750%, 07/10/17	1	1
Akorn, 1st Lien Term Loan B
0.000%, 11/13/20 (B)	300	303
Alcatel Lucent, Term Loan C
4.500%, 01/29/19	693	696
Alexander Mann Solutions, 1st Lien
5.750%, 12/18/19	350	351
AlliedBarton Security Services Term Loan
0.000%, 02/12/21 (A)	63	—
AlliedBarton Security Services, Term Loan, 1st Lien
4.250%, 02/12/21	546	544
0.000%, 02/12/21 (B)	131	130
AmWINS Group, 1st Lien, Cov-Lite
5.000%, 09/16/19	101	102
AmWINS Group, 1st Lien Term Loan B
5.000%, 09/06/19	48	49
ANVC Merger, 1st Lien Term Loan
5.500%, 02/18/21	500	503
Applied Systems, 1st Lien Term Loan
5.500%, 01/15/21	1,000	1,003
Araren, 2nd Lien Term Loan
9.250%, 08/18/21	500	505
Arctic Glacier Cov-Lite, 1st Lien
5.000%, 05/10/19	369	370
Aspect Software
7.000%, 05/07/16	428	433
Associated Partners, 1st Lien Term Loan
6.655%, 12/21/15 (G)	750	752

168	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Associated Partners, Delayed Draw Term Loan
6.655%, 12/21/15 (G)	$750	$752
Astoria Generating Cov-Lite, Term Loan
8.500%, 10/26/17	561	577
Assured Partners, 1st Lien Term Loan
0.000%, 03/31/31 (B)	550	549
Assured Partners, 2nd Lien Term Loan
0.000%, 03/31/22 (B)	100	100
Atkore Cov-Lite, 1st Lien Term Loan
0.000%, 03/26/21 (B)	800	799
Atkore Cov-Lite, 2nd Lien Term Loan
0.000%, 09/27/21 (B)	350	352
Audio Visual Services Cov-Lite, 1st Lien Term Loan
4.500%, 01/22/21	200	201
Avaya
6.500%, 03/31/18	1,635	1,636
Avaya, Term Loan B3
4.734%, 10/26/17	197	192
Belmond Interfin
4.000%, 03/19/21	700	701
Berling Packaging LLC, 2nd Lien Term Loan
8.750%, 04/02/20	150	153
BJ’s Wholesale Club
4.500%, 09/26/19	750	752
California Pizza Kitchen, Term Loan
5.250%, 03/29/18	237	225
Call Credit Information Group, 1st Lien Term Loan
0.000%, 03/26/21 (B)	2,000	3,359
CAMP Systems, 1st Lien Term Loan, Cov-Lite
4.750%, 11/30/19	150	152
CAMP Systems, 2nd Lien Term Loan, Cov-Lite
8.250%, 11/30/19	200	204
Capital Automotive
6.000%, 04/30/20	150	153
Carcore National, 1st Lien Term Loan
5.500%, 02/12/21	450	452
Castlelake Aircraft Securitization Trust, Ser 2014-1, Cl B
7.500%, 02/15/29 (G)	1,981	2,001
Castlelake Aircraft Securitization Trust, Ser 2014-1, Cl A1
5.250%, 02/15/29 (G)	2,972	3,002

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Catalent Pharma Solutions, Term Loan
6.500%, 12/31/17	$100	$101
Cengage Learning Acquisitions, 1st Lien Term Loan
0.000%, 03/06/20 (B) (F)	900	909

Cengage Learning Acquisitions, Term Loan B
7.750%, 07/05/17	219	206
Cengage Learning, 1st Lien
9.500%, 07/03/14	119	114
Centaur, 1st Lien Term Loan
5.250%, 02/20/19	221	221
Ceridian, 1st Lien Term Loan B
4.404%, 05/09/17	715	718
Cetera Financial Group, 1st Lien Term Loan
6.500%, 08/02/19	99	99
Ceva Group PLC, 1st Lien Term Loan
6.500%, 03/19/21	461	459
6.500%, 03/12/21	670	667
Ceva Intercompany BV, 1st Lien Term Loan
6.500%, 03/19/21	486	484
Ceva Logistics, 1st Lien Term Loan
6.500%, 03/19/21	84	83
CHG Healthcare Services, 1st Lien
4.250%, 09/19/19	740	741
Connolly Cov-Lite, 1st Lien Term Loan
5.000%, 01/22/21	600	606
Community Health Services, 1st Lien Term Loan D
4.250%, 01/27/21	2,000	2,015
Cooper Standard Auto
0.000%,03/26/21 (B)	120	120
CPM Holdings
6.250%, 08/29/17	323	325
CPM Holdings, 2nd Lien
10.250%, 03/01/18	200	203
CTI Foods, 2nd Lien Term Loan
8.250%, 06/28/21	400	402
Cumulus Media, 1st Lien
4.250%, 12/23/20	900	903
Cunningham Lindsey, 1st Lien, Cov-Lite
5.000%, 12/10/19	198	198
David’s Bridal, Initial Term Loan
5.000%, 10/05/19	545	544
Deltek Systems, 1st Lien Term Loan
4.500%, 10/10/18	396	398
Dematic Cov-Lite, 1st Lien
4.250%, 12/28/19	1,040	1,042

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	169

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Diamond Foods Cov-Lite, 1st Lien
4.250%, 08/20/18	$500	$501
DJO Finance
4.750%, 09/15/17	248	248
Doncaster PLC, 2nd Lien Term Loan
9.500%, 10/09/20	250	254
DS Waters, 1st Lien Term Loan, Cov-Lite
5.250%, 08/19/20	100	101
Endurance International, 1st Lien
5.000%, 11/09/19	249	251
Endurance International, 1st Lien Term Loan
5.000%, 11/09/19	545	548
EXE Castle, 2nd Lien Term Loan
0.000%,04/04/21 (B)	150	151
Expert Global
8.500%, 04/02/18	492	479
8.000%, 04/02/18	8	7
Exopack, 1st Lien Term Loan B, Cov-Lite
5.250%, 04/24/19	200	202
EZE Castel Software LLC, 2nd Lien Term Loan
8.500%, 04/05/21	100	101
Fender Musical Instruments, 1st Lien Term Loan
5.750%, 04/03/19	268	269
Filtration Group, 1st Lien, Cov-Lite
4.500%, 11/13/20	400	402
First Advantage Cov-Lite, Term Loan B
6.250%, 02/13/19	695	697
First Advantage, 2nd Lien Term Loan
10.500%, 08/28/19 (G)	150	149
First Data
4.158%, 03/24/17	500	499
First Data, 1st Lien Extended Term Loan
4.155%, 03/24/21	200	200
First Data, Dollar Term Loan
4.155%, 03/24/18	280	280
Flakt Woods Group, 2nd Lien Hybrid Term Loan
0.000%, 04/01/17 (B)	650	627
Fleetpride, 1st Lien
5.250%, 11/19/19	545	537
Fleetpride, 2nd Lien
9.250%, 05/19/20	180	177
Flexera Software, 2nd Lien, Cov-Lite
0.000%, 04/02/21 (B)	150	150
Flexera Software, 1st Lien Term Loan, Cov-Lite
0.000%, 04/02/20 (B)	400	398

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GCA Services Group Cov-Lite, 2nd Lien Term Loan
9.250%, 10/11/20	$120	$121
GCA Services Group Cov-Lite, 1st Lien Term Loan
4.250%, 11/01/19	94	94
GlobalLogic Holdings, 1st Lien Term Loan B
6.250%, 06/03/19	300	297
Go Daddy, 1st Lien Term Loan B, Cov-Lite
4.000%, 12/17/18	96	96
GOGO LLC
11.250%, 06/21/17	474	512
Greenway Medical Technologies, 1st Lien Term Loan
9.250%, 11/01/21	100	101
6.000%, 11/02/20	900	894
Grocery Outlet, Term Loan, Cov-Lite
5.500%, 12/17/18	1,486	1,489
Grosvenor Capital Management, 1st Lien Term Loan
0.000%, 11/25/20 (B)	1	1
Guitar Center, Extended Term Loan
6.250%, 04/09/17	495	493
Gypsum Cov-Lite, 1st Lien Term Loan
0.000%, 03/26/21 (B)	800	796
Gypsum Cov-Lite, 2nd Lien Term Loan
0.000%, 03/25/22 (B)	150	151
HDV Holdings, Term Loan
5.750%, 12/18/18	148	147
Helm Financial, Term Loan
6.250%, 06/01/17	138	137
Hemisphere Media Group, Term Loan
6.250%, 07/30/20	100	100
Horseshoe Baltimore, Term Loan
8.250%, 04/26/20	100	104
Hostess Brands
6.750%, 04/09/20	100	104
Hyland Software, 1st Lien Term Loan
4.750%, 02/18/22	200	202
IMG Worldwide, 1st Lien Term Loan
0.000%, 03/19/21 (B)	2,000	1,986
Interline Brands
0.000%, 03/12/21 (B)	1,300	1,298
Intrawest, 1st Lien Term Loan
5.500%, 11/26/20	450	456

170	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ION Trading Technologies, 2nd Lien Term Loan, Cov-Lite
8.250%, 05/21/21	$100	$101
IMG Worldwide
0.000%, 03/21/22 (B)	90	91
IPC Information Systems
7.750%, 07/31/17	170	170
IPC Systems, 1st Lien
7.750%, 07/31/17	198	197
J Crew Group, 1st Lien
4.000%, 03/05/21	432	431
J Crew Group, Term Loan B
4.000%, 03/05/21	368	367
Jacobs Entertainment, 1st Lien Term Loan
6.250%, 10/29/18	395	397
Knowledge Universe Education LLC, 1st Lien Term Loan
0.000%, 03/12/21 (B)	800	805
Kronos, Incremental Term Loan
4.500%, 10/30/19	369	372
La Quinta, Intermediate Term Loan
0.000%, 02/19/21 (B)	700	700
LANDesk Software, 1st Lien Term Loan
5.250%, 08/09/19	448	448
Laureate Education, 1st Lien Term Loan
5.000%, 06/15/18	22	21
5.000%, 06/18/15	319	316
Learning Care Group, Term Loan
5.750%, 05/08/19	498	499
Lineage Logistics, 1st Lien Term Loan, Cov-Lite
0.000%, 03/31/21 (B)	1,150	1,147
Lions Gate Entertainment, 2nd Lien Term Loan
5.000%, 07/19/20	1,500	1,526
McJunkin Red Man, 1st Lien Term Loan B
5.000%, 11/08/19	1,845	1,867
Men’s Wearhouse, Bridge Loan
0.000%, 03/11/15 (A)	500	—
Merge Healthcare, Term Loan B
6.000%, 04/23/19	462	434
Mergermarket, 1st Lien Term Loan
4.500%, 01/29/21	500	497
Mitel Networks, 1st Lien
0.000%, 01/31/20 (B)	650	656
MRI Software, 1st Lien
5.250%, 02/04/21	200	200
Multiplan
4.000%, 03/19/21	1,500	1,496

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MISYS, 1st Lien Term Loan
5.000%, 12/12/18	$796	$803
MISYS, 2nd Lien
12.000%, 06/12/19	350	401
Mitchell International, 2nd Lien Term Loan, Cov-Lite
8.500%, 10/01/21	1,150	1,174
NAB Holdings
7.000%, 04/24/18	231	232
NANA Development, 1st Lien Term Loan
8.000%, 03/15/18	307	304
National Vision, 1st Lien Term Loan, Cov-Lite
0.000%, 03/05/21 (B)	1,300	1,290
Navistar International
5.750%, 08/17/17	118	120
Nes Global Talent, 1st Lien Term Loan
6.500%, 10/03/19	1,143	1,143
NexTech Systems, 1st Lien
6.000%, 10/28/18 (G)	850	833
Nord Anglia Education, 1st Lien Term Loan
0.000%, 03/19/21 (B)	1,000	999
Nuveen Investments
4.153%, 05/13/17	250	251
Ocean Rig, 1st Lien Term Loan B1, Cov-Lite
6.000%, 02/02/21	391	398
Oxbow Carbon & Minerals, 2nd Lien
8.000%, 01/19/20	100	102
P2 Energy Cov-Lite, 1st Lien Term Loan
5.000%, 10/30/20	700	705
P2 Energy Solutions, 2nd Lien Term Loan, Cov-Lite
9.000%, 04/30/21	150	152
Panda Temple Power LLC, 1st Lien Term Loan B
7.250%, 04/03/19	350	358
Panolam Industries International
7.250%, 08/23/17	205	199
Paradigm
4.750%, 07/30/19	399	399
Performance Food Group Cov-Lite, 2nd Lien Term Loan
6.250%, 11/07/19	697	706
Pierre Foods, 2nd Lien Term Loan
9.500%, 10/02/17	556	539
Pierre Foods, Term Loan, 1st Lien
5.750%, 07/10/17	424	425

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	171

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pipeline Supply & Service, 1st Liean Term Loan
5.500%, 01/24/20	$250	$251
Ranpak, 2nd Lien Term Loan
8.500%, 04/10/20	200	204
RCS, 1st Lien Term Loan
0.000%, 03/29/19 (B)	700	704
Reddy Ice, 1st Lien Term Loan
6.750%, 03/28/19	347	344
Reddy Ice, 2nd Lien Term Loan
10.750%, 11/01/19	225	216
Rice Drilling LLC, 2nd Lien Term Loan B
8.500%, 10/25/18	224	227
Rise, Term Loan
4.750%, 02/12/39 (G)	2,984	3,007
Road Infrastructure Investments, 1st Lien Term Loan
0.000%,03/19/21 (B)	750	749
Road Infrastructure Investments, 2nd Lien Term Loan
0.000%, 09/21/21 (B)	400	400
Royal Adhesives and Sealants LLC, Term Loan
5.500%, 07/31/18	298	302
Sabre Holdings
5.250%, 02/15/19	591	591
Sears Holdings, 1st Lien Term Loan
5.500%, 06/30/18	499	501
Shields Finance, 1st Lien
5.000%, 01/27/21	1,500	1,504
Sirva Worldwide, Term Loan
7.500%, 03/27/19	844	860
Smart & Final, 1st Lien Term Loan, Cov-Lite
4.750%, 11/15/19	799	799
Southern Graphic Systems
4.250%, 10/17/19	294	293
Southern Graphic Systems, 1st Lien
4.250%, 10/17/19	125	125
Steinway Musical Instruments, 2nd Lien Term Loan
9.250%, 09/18/20	100	103
Stuart Weitzman Acquisition LLC, 1st Lien Term Loan
0.000%, 03/04/20 (B)	750	748
Sumtotal Systems
7.250%, 11/16/18	3	3
6.250%, 11/16/18	12	12
Sumtotal Systems, Term Loan, Cov-Lite
6.250%, 10/25/19	409	407

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sutherland Global, 1st Lien Term Loan
7.250%, 03/06/19	$199	$200
Sutherland SGS
7.250%, 03/06/19	90	90
Syncreon Holdings, 1st Lien Term Loan B
5.250%, 10/28/20	650	651
The Harvard Drug Group LLC, Term Loan B
5.000%, 10/29/19	258	259
The Nieman Marcus Group, 1st Lien Term Loan
4.250%, 10/25/20	1,498	1,502
ThermaSys, Term Loan 1st Lien
5.250%, 05/03/19	370	368
TI Automotive, Term Loan B
5.500%, 03/28/19	347	348
TMS International, 1st Lien, Cov-Lite
4.500%, 10/02/20	400	401
Topaz Power, 1st Lien Term Loan
5.250%, 02/26/20	396	387
Totes Isotoner, 1st Lien Term Loan B
7.250%, 07/07/17	74	74
Trans Union LLC, 1st Lien Term Loan
0.000%, 03/19/21(B)	1,000	1,002
Travelport LLC, 2nd Lien Term Loan 1
9.500%, 01/31/16	900	929
Travelport LLC, Term Loan
6.250%, 06/26/19	2,229	2,278
TSAM Delaware LLV, 1st Lien
8.750%, 09/12/19 (G)	395	391
US Shipping, 1st Lien Term Loan
9.000%, 04/11/18	648	661
Varel International, 1st Lien
9.250%, 07/17/17	198	200
Viking Aquisitions
6.000%, 11/05/16	79	80
Wall Street Systems Cov-Lite, 2nd Lien Term Loan
9.250%, 04/24/20	150	151
Wall Street Systems, 1st Lien
5.750%, 10/25/19	545	545
WTG Holdings III
4.750%, 12/11/20	500	501
Emerald Expositions, 1st Lien
5.500%, 06/12/20	1,000	1,006

Total Loan Participations (Cost $98,913) ($ Thousands)		101,258

172	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 21.5%

Other Asset-Backed Securities — 21.5%
Accredited Mortgage Loan Trust, Ser 2007-1, Cl A3
0.284%, 02/25/37 (D)	$2,704	$2,517
ACE Securities Home Equity Loan Trust, Ser 2006-ASP2, Cl A2D
0.434%, 03/25/36 (D)	1,750	1,427
Aerco, Ser 2000-2A, Cl A3
1.115%, 07/15/25 (D) (E)	1,180	712
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
0.705%, 03/15/19 (D)	1,411	663
ALM VI, Ser 2012-6A
0.000%, 06/14/23 (C) (G)	500	493
Asset-Backed Securities Home Equity, Ser 2004-HE8, Cl M1
1.204%, 12/25/34 (D)	745	659
Babcock & Brown Air Funding I Ltd., Ser 2007-1A, Cl G1
0.619%, 11/14/33 (C) (D)	795	660
Castle Trust, Ser 2003-1AW, Cl A1
0.905%, 05/15/27 (C) (D)	11	10
CCR MT100 Payment Rights Master Trust, Ser 2010-CX, Cl C
0.599%, 07/10/17 (D)	7,260	7,027
Chase Mortgage Finance, Ser 06-S3, Cl 1A2
6.000%, 11/25/36	1,685	1,456
CIT Mortgage Loan Trust, Ser 2007-1, Cl 2A3
1.604%, 10/25/37 (C) (D)	1,000	906
Citi Holdings Liquidating Unrated Performing Assets, Ser 2012-BIZ, Cl A
0.825%, 12/15/49 (C) (G)	409	351
Citigroup Mortgage Loan Trust, Ser 2007-WFH2, Cl A4
0.504%, 03/25/37 (D)	700	583
COA Summit CLO, Ser 2014- 1A, Cl C
4.086%, 04/20/23 (C) (D)	500	492
COMM Mortgage Trust, Ser FL12, Cl D
0.385%, 12/15/20 (C) (D)	975	967
COMM Mortgage Trust, Ser FL12, Cl E
0.445%, 12/15/20 (C) (D)	715	709
COMM Mortgage Trust, Ser FL12, Cl F
0.495%, 12/15/20 (C) (D)	715	706

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Connecticut Valley Structured Credit, Ser 2006-3A, Cl B2
6.676%, 03/23/23 (G)	$442	$433
Credit Suisse Mortgage Trust, Ser 14-SURF, Cl E
3.255%, 02/15/29	3,150	3,156
Duane Street CLO, Ser 2007-4A, Cl D
2.486%, 11/14/21	1,850	1,777
Emerald Aviation Finance, Ser 2013-1, Cl B
6.350%, 10/15/38 (C) (G)	1,461	1,485
First Frankin Mortgage Loan Trust, Ser 2006-FF1, Cl 2A4
0.494%, 01/25/36 (D)	500	433
Flagship CLO VI, Ser 2007-1A, Cl D
2.635%, 06/10/21 (C) (D)	1,000	946
FM Leveraged Capital Fund II, Ser 2006-2X, Cl E
3.986%, 11/15/20 (D)	250	249
Genesis Funding, Ser 2006-1A, Cl G1
0.396%, 12/19/32 (C) (D)	1,172	1,092
GreenPoint Mortgage Funding Trust, Ser 2005-HE4, Cl M1
0.859%, 07/25/30 (D)	2,900	2,624
GSAA Home Equity Trust, Ser 06-18, Cl AF5A
6.002%, 11/25/36	3,323	2,351
GSAA Home Equity Trust, Ser 2006-14, Cl A3A
0.406%, 09/25/36 (D)	673	400
GSAA Home Equity Trust, Ser 2007-7, Cl A4
0.424%, 07/25/37 (D)	1,392	1,206
GSAMP Trust, Ser 2005-HE6, Cl M1
0.594%, 11/25/35 (D)	2,850	2,535
Halcyon Structured Asset Management Long Secured, Ser 2007-2A, Cl C
3.986%, 10/29/21 (C) (D)	850	850
HarborView Mortgage Loan Trust, Ser 2006-12, Cl 2A2A
0.345%, 01/19/38	3,262	2,741
Home Equity Asset Trust, Ser 2005-7, Cl M1
0.606%, 01/25/36 (D)	800	674
Home Equity Asset Trust, Ser 2006-3, Cl 2A4
0.464%, 07/25/36 (D)	981	893
Icon Brands Holdings, Ser 2013-1A, Cl A2
4.352%, 01/25/43 (C)	1,438	1,431

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	173

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kingsland IV, Ser 2007-4A, Cl D
1.687%, 04/16/21 (C) (D)	$500	$469
Lehman XS Trust, Ser 2005-7N, Cl 1A1A
0.424%, 12/25/35 (D)	787	742
Lehman XS Trust, Ser 2006-16N, Cl A4A
0.346%, 11/25/46 (D)	875	713
Lehman XS Trust, Ser 2007-9, Cl 1A1
0.274%, 06/25/37 (D)	1,976	1,727
New Century Home Equity Loan Trust, Ser 2004-4, Cl M2
0.949%, 02/25/35 (D)	901	818
New Century Home Equity Loan Trust, Ser 2005-1, Cl M2
0.874%, 03/25/35 (D)	600	523
NewStar Commercial Loan Trust, Ser 2006-1A, Cl C
0.914%, 03/30/22 (C) (D)	600	559
Nomura Resecuritization Trust, Ser 2012-1R, Cl A
0.599%, 08/27/47 (C) (D)	3,845	3,542
NewStar REL CDO VIII, Ser 2006-8A, Cl A2
0.512%, 02/01/41 (C) (D) (G)	1,000	865
Pangaea CLO, Ser 2007-1A, Cl B
1.237%, 10/21/21 (C) (D)	500	461
ProSight Global
7.500%, 11/20/20 (G)	250	247
Raspro Trust, Ser 2005-1A, Cl G
0.635%, 03/23/24 (C) (D) (G)	43	40
Sands Point Funding, Ser 2006-1A, Cl A1
0.497%, 07/18/20 (C) (D)	1,127	1,121
Shackleton CLO, Ser 2012-2A
4.287%, 10/20/23	1,000	995
Structured Asset Securities, Ser 2006-BC6
0.326%, 01/25/37 (D)	750	589
Structured Asset Securities, Ser 2006-OPT1, Cl A5
0.414%, 04/25/36 (D)	1,700	1,462
Structured Asset Securities, Ser 2007-BC1, Cl A4
0.284%, 02/25/37 (D)	1,850	1,506
Turbine Engine Securitization, Ser 2013-1A, Cl B
6.375%, 12/15/48 (G)	678	668
Turbine Engines Securitization, Ser 2013-1A, Cl A
5.125%, 12/13/48 (C) (G)	1,088	1,076

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wachovia Asset Securitization Issuance II, Ser 2007-HE1, Cl A
0.296%, 07/25/37 (C) (D)	$1,030	$877
Wachovia Bank Commercial Mortgage Trust, Ser 2007-WHL8, Cl LXR1
0.855%, 06/15/20	730	714
Willis Engine Securitization Trust II, Ser 2012-A, Cl A
5.500%, 09/15/37 (C) (E) (G)	1,877	1,888

Total Asset-Backed Securities (Cost $67,489) ($ Thousands)		67,216

COLLATERALIZED DEBT OBLIGATIONS — 21.1%

Financials — 1.9%
Marathon CLO II, Ser 2005-2A, Cl INC
0.000%, 12/20/19 (C) (G)	750	375
Marathon CLO II, Ser 2005-2A, Cl C
2.045%, 12/20/19 (C) (D)	600	591
Rockwall CDO II, Ser 2007-1A, Cl A1LB
0.788%, 08/01/24 (C) (D) (G)	3,200	2,725
Rockwall CDO, Ser 2006-1A, Cl A2L
0.888%, 08/01/21 (C) (D) (G)	200	183
Rockwall CDO, Ser 2006-1A, Cl A1LB
0.738%, 08/01/21 (C) (D)	1,700	1,602
WhiteHorse II
0.000%, 06/15/17 (C) (D) (G)	1,100	561

		6,037

Other Asset-Backed Securities — 19.2%
ACA CLO, Ser 2007-1A, Cl C
1.189%, 06/15/22 (C) (D)	1,150	1,067
ACIS CLO, Ser 2013-1A, Cl D
4.737%, 04/18/24 (C) (D) (G)	800	799
ACIS CLO, Ser 2013-2A, Cl D
4.092%, 10/14/22 (C) (D) (G)	1,100	1,074
AMMC CDO, Ser 2012-11A, Cl SUB
0.000%, 10/30/23 (C) (G)	1,750	1,457
Ares XXV CLO, Ser 2012-3A, Cl SUB
0.000%, 01/17/24 (C) (G)	750	590
Ares XXVI CLO, Ser 2013-1A, Cl SUB
0.000%, 04/15/25 (C) (G)	1,500	1,235
Atlas Senior Loan Fund II, Ser 2012-2A, Cl SUB
0.000%, 01/30/24 (C) (G)	950	901

174	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Battalion CLO, Ser 2007-1A, Cl D
2.392%, 07/14/22 (C) (D)	$1,900	$1,803
Black Diamond CLO, Delaware, Ser 2005-2A, Cl D
2.040%, 01/07/18 (C) (D)	250	239
Black Diamond CLO, Ser 2007-1A, Cl C
0.926%, 04/29/19 (C) (D)	1,100	1,020
BlackRock Senior Income, Ser 2004-1A, Cl BSIS
0.000%, 09/15/16 (C) (G)	950	—
Callidus Debt Partners CLO Fund VI, Ser 2007-6A, Cl B
1.487%, 10/23/21 (C) (D) (G)	500	471
Carlyle Global Market Strategies CLO, Ser 2012-3A, Cl SUB
0.000%, 10/14/24 (C) (G)	750	704
Cedarwoods CRE CDO, Ser 2006-1A, Cl A3
0.426%, 07/25/51 (G)	3,301	2,695
Cerberus Offshore Levered I CLO, Ser 2012-1A, Cl C
6.233%, 11/30/18 (C) (D) (G)	300	301
Cerberus Onshore II CLO, Ser 2014-1A, Cl D
4.247%, 10/15/23 (C) (D) (G)	250	239
Cerberus Onshore II CLO, Ser 2014-1A, Cl C
3.747%, 10/15/23 (C) (D) (G)	250	243
Copper River CLO, Ser 2006-1A, Cl D
1.737%, 01/20/21 (C) (D) (G)	500	457
Copper River CLO, Ser 2007-1A, Cl C
1.037%, 01/20/21 (C) (D) (G)	1,000	928
Divcore CLO, Ser 2013-1A, Cl B
4.100%, 11/15/32 (G)	750	747
Diversified Asset Securitization Holdings II, Ser 2000-1A, Cl A1L
0.733%, 09/15/35 (C) (D) (G)	282	282
Finn Square CLO, Ser 2012-1A, Cl SUB
0.000%, 12/24/23 (C) (G)	1,000	912
Garrison Funding, CLO, Ser 2013-2A, Cl B
4.977%, 09/25/23 (C) (D) (G)	250	248
Global Leveraged Capital Credit Opportunity Fund, Ser 2006-1A, Cl C
1.237%, 12/20/18 (C) (D)	1,550	1,500

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Golub Capital Partners CLO, Ser 2014-18A, Cl C
3.735%, 04/25/26 (C) (D) (G)	$600	$600
Golub Capital Partners CLO, Ser 2014-18A, Cl D
4.235%, 04/25/26 (C) (D) (G)	300	291
Gramercy Real Estate CDO, Ser 2007-1A, Cl A1
0.516%, 08/15/56 (C) (D) (G)	3,780	3,235
Grayson CLO, Ser 2006-1A, Cl A2
0.648%, 11/01/21 (C) (D) (E)	700	643
Great Lakes CLO, Ser 2012-1A, Cl SUB
0.000%, 01/15/23 (C)	1,800	900
GSC Partners CDO Fund, Ser 2004-5A
0.000%, 11/20/16 (C) (D) (G)	2	807
GSC Partners CDO Fund, Ser 2004-5I
0.000%, 11/20/16 (D) (G)	100	45
Halcyon Structured Asset Management Long Secured / Short Unsecured CLO, Ser 2007-1A, Cl D
2.536%, 08/07/21 (C) (D)	1,350	1,331
Highland Park CDO I, Ser 2006-1A, Cl A1
0.565%, 11/25/51 (C) (D) (E) (G)	2,142	1,967
Ivy Hill Middle Market Credit Fund CLO, Ser 2011-3A, Cl E
6.739%, 01/15/22 (C) (D)	250	250
Kingsland CLO III, Ser 2006-3A, Cl C1
1.836%, 08/24/21 (C) (D)	1,350	1,252
KKR Financial CLO, Ser 2007-1A, Cl D
2.486%, 05/15/21 (C) (D)	2,600	2,548
KVK CLO, Ser 2014-1A, Cl C
3.133%, 05/15/26 (C) (D) (G)	1,000	980
Legg Mason Real Estate CDO I, Ser 2006-1A, Cl A1T
0.436%, 03/25/38 (C) (D) (G)	17	16
Liberty CLO, Ser 2005-1A, Cl A3
0.738%, 11/01/17 (C) (D)	1,600	1,560
MCF CLO III LLC, Ser 2013-3A, Cl D
3.343%, 01/20/24 (D) (G)	250	230
Newcastle CDO IX, Ser 2007-1, Cl M5
1.460%, 04/25/37(D) (E) (G)	183	183

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	175

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Newcastle CDO VII, Ser 2006-8A, Cl 1A
0.436%, 11/25/52 (C) (D) (G)	$601	$575
Newstar Trust CLO, Ser 2007-1A, Cl C
1.533%, 09/30/22 (C) (D)	500	470
Newstar Trust CLO, Ser 2012-2A, Cl D
6.487%, 01/20/23 (C) (D) (G)	500	509
Newstar Trust CLO, Ser 2013-1A, Cl E
5.535%, 09/20/23 (C) (D) (G)	250	249
Newstar Trust CLO, Ser 2013-1A, Cl D
4.785%, 09/20/23 (C) (D) (G)	600	600
Northwoods Capital VII CDO, Ser 2006-7A, Cl E
3.737%, 10/22/21 (C) (D)	300	291
Northwoods Capital VII CLO, Ser 2006-7A, Cl D
1.787%, 10/22/21 (C) (D)	700	674
NStar CDO VIII, Ser 2006-8A, Cl A1
0.479%, 02/01/41 (G)	2,403	2,184
Pacifica CDO V, Ser 2006-5A, Cl B2
5.811%, 01/26/20 (C) (G)	1,000	1,020
Putnam Structured Product Funding CDO, Ser 2002-1A, Cl A2
0.834%, 01/10/38 (G)	1,270	1,130
RAIT CRE CDO I, Ser 2006-1X, Cl A1B
0.487%, 11/20/46 (D) (G)	2,437	2,062
Race Point CLO, Ser 2007-4A, Cl D
2.238%, 08/01/21 (C) (D)	750	713
Race Point CLO, Ser 2011-5AR, Cl DR
3.983%, 12/15/22 (G)	600	601
Resource Capital CDO, Ser CRE1, Cl C
3.655%, 12/15/28 (C) (D) (G)	400	400
Salus CLO, Ser 2012-1AN, Cl DN
6.986%, 03/05/21 (G)	250	250
SRERS Funding CDO, Ser RS, Cl A1B1
0.404%, 05/09/46 (C) (D) (G)	1,815	1,678
Summit Lake CLO, Ser 2005-1A, Cl C1A
0.000%, 02/24/18 (C) (G)	400	139
T2 Income Fund CLO, Ser 2007-1A, Cl C
1.739%, 07/15/19 (C) (D)	250	243

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

T2 Income Fund CLO, Ser 2007-1A, Cl D
2.989%, 07/15/19 (C) (D)	$350	$339
TCW Global Project Fund II, Ser 2004-1A, Cl A2A
1.589%, 06/15/16 (C) (D) (G)	850	791
TCW Global Project Fund III, Ser 2005-1A, Cl A1
0.886%, 09/01/17 (C) (D) (G)	1,250	1,161
TCW Global Project Fund III, Ser 2005-1A, Cl A2
1.086%, 09/01/17 (C) (D) (G)	500	427
Telos CLO, Ser 2013-3A, Cl D
4.488%, 01/17/24 (C) (D) (G)	1,050	1,041
Tricadia CDO, Ser 2006-6A, Cl A2L
0.986%, 11/05/41 (C) (D) (G)	550	500
Tricadia CDO, Ser 2006-6A, Cl A1LB
0.786%, 11/05/41 (C) (D) (G)	1,535	1,428
West Coast Funding, Ser 2006-1A, Cl A1A
0.375%, 11/02/41 (C) (D) (E) (G)	4,146	3,994

		60,219

Total Collateralized Debt Obligations (Cost $64,790) ($ Thousands)		66,256

MORTGAGE-BACKED SECURITIES — 5.7%

Agency Mortgage-Backed Obligations — 0.5%
FHLMC CMO, Ser 2013-4204, Cl QZ
3.000%, 05/15/43	728	552
FNMA CMO, Ser 2013-2, Cl LZ
3.000%, 02/25/43	469	399
FNMA CMO, Ser 2013-52, Cl ZA
3.000%, 06/25/43	371	299
FNMA CMO, Ser 2013-54, Cl KZ
3.000%, 06/25/43	134	108
FNMA CMO, Ser 2013-54, Cl QZ
3.000%, 06/25/33	341	284

		1,642

Non-Agency Mortgage-Backed Obligations — 5.2%
Alliance Bancorp Trust, Ser 2007-OA1, Cl A1
0.394%, 07/25/37 (D)	615	406
Credit Suisse Mortgage Capital Certificates, Ser TF2A, Cl F
0.555%, 10/15/21 (C) (D)	250	242
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA1, Cl 1A3
5.750%, 04/25/36	2,208	1,956

176	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

GreenPoint Mortgage Funding Trust, Ser 2006-AR1, Cl A1A
0.446%, 02/25/36 (D)	$824	$657
Residential Asset Securitization Trust , Ser 2006-A12, Cl A1
6.250%, 11/25/36	3,743	2,878
Residential Asset Securitization Trust, Ser 2007-A1, Cl A9
5.750%, 03/25/37	385	292
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-8, Cl 3CB1
6.000%, 10/25/35	272	206
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-8, Cl A6
5.768%, 10/25/36	1,495	1,044
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR9, Cl 2A
0.969%, 11/25/46 (D)	8,962	5,967
Washington Mutual Mortgage Pass-Through Certificates, Ser 2007-5, Cl A6
6.000%, 06/25/37	364	302
Washington Mutual Mortgage Pass-Through Certificates, Ser 2007-OA4, Cl A1A
0.889%, 04/25/47	933	697
Wells Fargo Alternative Loan Trust, Ser 2007-PA3, Cl 3A1
6.250%, 07/25/37	1,746	1,588

		16,235

Total Mortgage-Backed Securities (Cost $18,319) ($ Thousands)		17,877

PREFERRED STOCK — 4.8%
Alm Loan Funding* (G)	392	360
Aspen Insurance Holdings (D)	80,000	1,985
City National*, 1.168% (D)	6,000	166
Fifth Third Bancorp, 2.061% (D)	72,000	1,909
Goldman Sachs Group, 5.500% (D)	94,300	2,248
Morgan Stanley, 7.125% (D)	33,000	870
PNC Financial Services Group, 1.531% (D)	70,300	1,878
Seaspan*	216,000	5,616

Total Preferred Stock (Cost $14,638) ($ Thousands)		15,032

EXCHANGE TRADED FUNDS — 3.1%
iShares MSCI Spain	63,368	2,586
PowerShares DB U.S. Dollar ETF	220,000	4,721
SPDR Euro STOXX 50 ETF	56,100	2,393

Total Exchange Traded Funds (Cost $8,927) ($ Thousands)		9,700

Description	Shares/Face Amount ($ Thousands)/Contracts	Market Value ($ Thousands)

COMMON STOCK — 0.9%
Newmont Mining	123,039	$2,884

Total Common Stock (Cost $3,044) ($ Thousands)		2,884

MUNICIPAL BONDS — 0.1%
City of Detroit, Water Supply System Revenue, Ser Senior Lien B Callable 07/01/16 @ 100
5.000%, 07/01/18	$100	102
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/20 @ 100
8.000%, 07/01/35	75	70

Total Municipal Bonds (Cost $170) ($ Thousands)		172

TIME DEPOSIT — 5.3%
Brown Brothers Harriman
0.030%, 04/01/14	16,500	16,500

Total Time Deposit (Cost $16,500) ($ Thousands)		16,500

Total Investments — 126.5% (Cost $390,048) ($ Thousands)		$395,799

PURCHASED OPTION*† — 0.1%
USD C TRY P, Expires 06/21/14, Strike Rate: 2.28%	31,000,000	$411

Total Purchased Option (Cost $450) ($ Thousands)		411

A list of the open forward foreign currency contracts held by the Fund at March 31, 2014, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
6/18/14	EUR	4,400	USD	6,125	$62

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2014, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Barclays PLC	(6,063)	6,125	$62

For the period ended March 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	177

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Concluded)

March 31, 2014

A list of open centrally cleared swap agreements held by the Fund at March 31, 2014, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($Thousands)
Bank of America	2.70%	3-Month USD - LIBOR	07/18/23	600	$(5)
Bank of America	1.56%	3-Month USD -LIBOR	07/03/18	7,150	(77)

					$(82)

A list of open OTC swap agreements held by the Fund at March 31, 2014, is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands) (1)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Bank of America	S5HOME Index	Index Return	1-Month USD - LIBOR Plus 30 Bps	04/08/14	(2,796)	$(2)
Bank of America	S5HOME Index	Index Return	1-Month USD - LIBOR Plus 30 Bps	04/08/14	(1,398)	9
Bank of America	S5HOME Index	Index Return	1-Month USD - LIBOR Plus 30 Bps	04/08/14	(2,197)	4
Bank of America	S5HOME Index	Index Return	1-Month USD - LIBOR Plus 30 Bps	04/08/14	(316)	(5)
Bank of America	S15EDSV Index	Index Return	1-Month USD - LIBOR Plus 30 Bps	04/30/14	(7,747)	732
Bank of America	S5HOME Index	Index Return	1-Month USD - LIBOR Plus 30 Bps	06/20/14	(699)	(2)

						$736

For the period ended March 31, 2014, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $312,813 ($ Thousands).

‡	Real Estate Investment Trust.

*	Non-income producing security.

†	For the period ended March 31, 2014, the total amount of open purchased option, as presented in the Schedule of Investments, is representative of the volume of activity for this derivative type during the period.

(A)	Unfunded bank loan. Interest rate not available.

(B)	Unsettled bank loan. Interest rate not available.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(D)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effects as of March 31, 2014. The date reported on the Schedule of Investments is the next reset date.

(E)	Security, or a portion thereof, has been pledged as collateral on open reverse repurchase agreements.

(F)	Security in default on interest payments.

(G)	Security fair valued using methods determine in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2014, was $67,459 ($ Thousands) and represented 21.57% of net assets.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

ETF — Exchange Traded Fund

EUR	— Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO	— General Obligation

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

Ltd. — Limited

MSCI — Morgan Stanley Capital International

OTC — Over The Counter

PLC — Public Limited Company

Ser — Series

SPDR — Standard & Poor’s Depositary Receipt

SPV — Special Purpose Vehicle

USD	— U.S. Dollar

The following is a summary of the inputs used as of March 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$95,597	$3,307	$98,904
Loan Participations	—	89,432	11,826	101,258
Asset-Backed Securities	—	60,536	6,680	67,216
Collateralized Debt Obligations	—	41,442	24,814	66,256
Mortgage-Backed Securities	—	17,877	—	17,877
Preferred Stock	4,359	10,673	—	15,032
Exchange Traded Funds	9,700	—	—	9,700
Common Stock	2,884	—	—	2,884
Municipal Bonds	—	172	—	172
Time Deposit	—	16,500	—	16,500

Total Investments in Securities	$16,943	$332,229	$46,627	$395,799

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$411	$—	$—	$411
Forwards Contracts*
Unrealized Appreciation	—	62	—	62
Centrally Cleared Swaps*
Interest Rate Swaps
Unrealized Depreciation	—	(82)	—	(82)
OTC Swaps*
Total Return Swaps
Unrealized Appreciation	—	745	—	745
Unrealized Depreciation	—	(9)	—	(9)
Reverse Repurchase
Agreements**	(31,532)	—	—	(31,532)

Total Other Financial Instruments	$(31,121)	$716	$—	$(30,405)

*	Forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

**	See Note 2 for more information on the reverse repurchase agreements.

(1)	Please see Note 2 for details on the unobservable inputs and the interrelationships and sensitivity between these inputs for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

178	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Corporate Obligations	Loan Participations	Asset-Backed Securities	Collateralized Debt Obligations
Beginning balance as of October 1, 2013	$—	$1,003	$3,894	$29,056
Accrued discounts/premiums	—	—	1	70
Realized gain/(loss)	—	5	1,810	194
Change in unrealized appreciation/(depreciation)	(4)	30	53	(129)
Purchases	3,325	8,895	1,183	11,621
Sales	(14)	(243)	(261)	(2,725)
Transfer into Level 3	—	2,337	—	2,944
Transfer out of Level 3	—	(201)	—	(16,217)

Ending balance as of March 31, 2014	$3,307	$11,826	$6,680	$24,814

Changes in unrealized gains/(losses) included in earnings related to securities held at reporting date	$(141)	$(2)	$33	$—

For the period ended March 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0. The accompanying notes are an integral part of the financial statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	179

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund

March 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 28.7%

Consumer Discretionary — 0.3%
Regal Entertainment Group, Cl A	53,030	$991
Starz - Liberty Capital*	42,100	1,359

		2,350

Consumer Staples — 5.0%
Andersons	21,700	1,285
Coca-Cola	6,700	259
Costco Wholesale	22,700	2,535
CVS Caremark	44,600	3,339
Diamond Foods*	46,000	1,607
Dr Pepper Snapple Group	68,600	3,736
Hershey	3,800	397
Kimberly-Clark	55,600	6,130
Lancaster Colony	8,800	875
Lorillard	102,800	5,559
Monster Beverage*	73,700	5,118
Pilgrim’s Pride*	88,600	1,853
Procter & Gamble	33,200	2,676
Sanderson Farms	7,700	604
Tyson Foods, Cl A	120,600	5,308

		41,281

Energy — 6.3%
Chevron	90,190	10,724
Cimarex Energy	11,090	1,321
ConocoPhillips	23,910	1,682
EOG Resources	33,030	6,479
EQT	6,900	669
Exxon Mobil	87,430	8,540
Halliburton	21,690	1,277
Helmerich & Payne	47,000	5,055
Hess	20,120	1,668
Murphy Oil	20,080	1,262
Nabors Industries	40,720	1,004
Occidental Petroleum	47,640	4,540
REX American Resources*	5,900	337
Schlumberger, Cl A	22,270	2,172
Valero Energy	89,210	4,737
Westmoreland Coal*	6,800	203
Whiting Petroleum*	12,140	842

		52,512

Description	Shares	Market Value ($ Thousands)

Financials — 5.5%
Alleghany*	6,900	$2,811
Altisource Residential†	10,319	326
American Realty Capital Properties†	95,660	1,341
Armada Hoffler Properties†	17,964	180
Ashford Hospitality Prime†	50,557	764
Ashford Hospitality Trust†	17,243	194
Associated Estates Realty†	32,900	557
Boston Properties†	9,490	1,087
Columbia Property Trust†	15,850	432
Corporate Office Properties Trust†	9,910	264
Cousins Properties, Cl A†	85,494	981
E*Trade Financial*	188,800	4,346
EPR Properties, Cl A†	6,080	325
Extra Space Storage†	22,220	1,078
Federal Realty Investment Trust†	6,720	771
First Citizens BancShares, Cl A	1,300	313
Gramercy Property Trust†	70,880	366
Kite Realty Group Trust†	103,384	620
LTC Properties†	17,760	668
MetLife	10,700	565
Omega Healthcare Investors†	49,570	1,662
Parkway Properties†	20,323	371
Popular*	8,800	273
ProLogis†	55,102	2,250
Public Storage†	14,340	2,416
Ramco-Gershenson Properties†	39,707	647
Regency Centers†	2,910	149
Senior Housing Properties Trust†	24,310	546
Simon Property Group†	38,940	6,386
SL Green Realty†	22,694	2,284
Sovran Self Storage†	3,970	292
STAG Industrial†	23,870	575
Strategic Hotels & Resorts*†	18,900	193
SVB Financial Group, Cl B*	36,500	4,700
Waddell & Reed Financial, Cl A	65,000	4,785
Weingarten Realty Investors†	19,800	594

		46,112

Health Care — 4.6%
AbbVie	63,300	3,254
Boston Scientific*	379,200	5,127
Covance*	33,900	3,522
Gilead Sciences*	91,100	6,455
Illumina*	34,100	5,069
Johnson & Johnson	16,700	1,640
Magellan Health Services*	19,000	1,128
McKesson	1,600	282
MEDNAX*	38,900	2,411
Parexel International*	51,800	2,802
PharMerica*	22,400	627
Thermo Fisher Scientific	46,300	5,567

		37,884

180	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Industrials — 3.8%
Alaska Air Group	28,400	$2,650
Argan	5,900	175
Huntington Ingalls Industries, Cl A	47,000	4,806
ICF International, Cl A*	13,100	522
L-3 Communications Holdings	40,600	4,797
Lockheed Martin	29,400	4,799
Northrop Grumman	38,600	4,763
Raytheon	48,100	4,752
Southwest Airlines, Cl A	190,500	4,498

		31,762

Information Technology — 2.0%
Amdocs	64,000	2,974
AVG Technologies*	52,300	1,096
Broadridge Financial Solutions	21,300	791
Convergys	44,500	975
Demandware*	14,500	929
DST Systems	31,200	2,958
Facebook, Cl A*	900	54
Intuit	38,500	2,992
LogMeIn*	26,800	1,203
Manhattan Associates*	71,700	2,512

		16,484

Telecommunication Services — 0.6%
AT&T	1,300	45
Verizon Communications	98,900	4,705

		4,750

Utilities — 0.6%
AGL Resources	69,200	3,388
American States Water	5,500	178
New Jersey Resources	24,400	1,215

		4,781

Total Common Stock (Cost $227,823) ($ Thousands)		237,916

CORPORATE OBLIGATIONS — 6.3%

Consumer Discretionary — 0.6%
21st Century Fox America
6.150%, 02/15/2041	$165	194
4.500%, 02/15/2021	260	282
4.000%, 10/01/2023	185	188
3.000%, 09/15/2022	405	389
Comcast
6.450%, 03/15/2037	185	227
Dana Holding
6.000%, 09/15/2023	148	154
DIRECTV Holdings LLC
3.800%, 03/15/2022	745	737

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MCE Finance
5.000%, 02/15/2021 (A)	$405	$405
Omnicom Group
3.625%, 05/01/2022	167	166
Reed Elsevier Capital
8.625%, 01/15/2019	475	600
Sirius XM Holdings
4.625%, 05/15/2023 (A)	421	397
Time Warner
4.000%, 01/15/2022	355	368
3.400%, 06/15/2022	595	592
Viacom
3.875%, 04/01/2024	344	343

		5,042

Consumer Staples — 0.3%
Altria Group
4.750%, 05/05/2021	210	229
Kroger
3.400%, 04/15/2022	638	631
Marfrig Overseas
9.500%, 05/04/2020 (A)	375	376
Reynolds American
3.250%, 11/01/2022	330	311
Skandinaviska Enskilda Banken
5.471%, 03/29/2049 (A) (B)	235	240
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (A)	660	404

		2,191

Energy — 1.1%
CNOOC Finance
3.000%, 05/09/2023	641	580
DCP Midstream
4.750%, 09/30/2021 (A)	220	226
Denbury Resources
4.625%, 07/15/2023	418	389
Energy Transfer Partners
6.125%, 02/15/2017	200	224
5.200%, 02/01/2022	465	502
Enterprise Products Operating
5.200%, 09/01/2020	340	380
KazMunayGas National
7.000%, 05/05/2020 (A)	325	366
Kinder Morgan Energy Partners
3.950%, 09/01/2022	990	985
Korea National Oil
3.125%, 04/03/2017 (A)	465	485
Marathon Petroleum
5.125%, 03/01/2021	196	218
Nabors Industries
4.625%, 09/15/2021	360	372

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	181

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Noble Energy
8.250%, 03/01/2019	$153	$191
4.150%, 12/15/2021	475	500
Petroleos Mexicanos
3.500%, 07/18/2018 (A)	519	538
Petronas Capital
5.250%, 08/12/2019	330	371
Regency Energy Partners
4.500%, 11/01/2023	114	106
Spectra Energy Capital
6.200%, 04/15/2018	315	359
Transocean
6.500%, 11/15/2020	570	640
6.375%, 12/15/2021	3	3
Valero Energy
6.125%, 02/01/2020	480	557
Williams
3.700%, 01/15/2023	709	643
Williams Partners
4.000%, 11/15/2021	585	595
3.350%, 08/15/2022	185	177

		9,407

Financials — 2.4%
ING Bank
2.000%, 09/25/2015 (A)	665	676
American International Group
6.400%, 12/15/2020	325	387
4.875%, 06/01/2022	520	569
American Tower†
4.700%, 03/15/2022	365	381
3.500%, 01/31/2023	485	459
Bank of America
5.200%, 12/29/2049 (B)	397	373
Barclays Bank
7.625%, 11/21/2022	414	456
6.625%, 03/30/2022	195	327
BNP Paribas
5.186%, 06/29/2049 (A) (B)	259	266
Citigroup
5.950%, 12/29/2049 (B)	510	499
Credit Agricole
7.875%, 01/23/2024 (A) (B)	249	263
Credit Suisse
6.500%, 08/08/2023 (A)	649	714
Danske Bank MTN
5.684%, 12/31/2049 (B)	309	533
Ford Motor Credit LLC
5.875%, 08/02/2021	695	800
Goldman Sachs Group MTN
1.833%, 11/29/2023 (B)	810	828
Hartford Financial Services Group
5.125%, 04/15/2022	655	729

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HBOS Capital Funding
6.071%, 06/30/2049 (A) (B)	$399	$400
4.939%, 05/29/2049 (B)	1,006	1,342
HCP†
5.375%, 02/01/2021	455	509
Health Care†
5.250%, 01/15/2022	695	765
Healthcare Realty Trust†
5.750%, 01/15/2021	285	316
Host Hotels & Resorts†
5.250%, 03/15/2022	190	207
IPIC GMTN
3.750%, 03/01/2017 (A)	460	490
JPMorgan Chase
5.400%, 01/06/2042	175	193
Lincoln National
4.200%, 03/15/2022	355	372
MetLife
5.700%, 06/15/2035	80	93
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (A)	275	284
Mizuho Financial Group Cayman 3
4.600%, 03/27/2024 (A)	1,058	1,063
Morgan Stanley MTN
5.500%, 07/28/2021	585	661
Murray Street Investment Trust
0.000%,03/09/2017 (C)	55	60
Nationwide Financial Services
5.375%, 03/25/2021 (A)	470	518
Nomura Holdings MTN
2.000%, 09/13/2016	804	814
PNC Bank
3.800%, 07/25/2023	960	969
Prudential Financial
5.625%, 06/15/2043 (B)	365	372
Rabobank Capital Funding Trust III
5.254%, 10/21/2016 (A) (B)	380	399
Royal Bank of Scotland MTN
9.500%, 03/16/2022 (B)	110	129
SLM MTN
7.250%, 01/25/2022	52	57
Societe Generale
5.922%, 04/05/2017 (A) (B)	115	122
4.196%, 01/26/2015 (B)	204	284
Standard Chartered MTN
4.000%, 07/12/2022 (B)	775	790
Trust F†
5.250%, 12/15/2024 (A)	830	828

		20,297

182	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Health Care — 0.1%
Actavis
3.250%, 10/01/2022	$239	$229
Thermo Fisher Scientific
4.150%, 02/01/2024	365	376

		605

Industrials — 0.1%
Embraer
5.150%, 06/15/2022	149	154
Empresa de Transporte de Pasajeros Metro
4.750%, 02/04/2024 (A)	360	374
Odebrecht Finance
5.125%, 06/26/2022 (A)	315	314

		842

Information Technology — 0.3%
Baidu
3.250%, 08/06/2018	418	427
2.250%, 11/28/2017	248	249
Motorola Solutions
3.500%, 03/01/2023	515	492
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	535	546
Total System Services
3.750%, 06/01/2023	263	250
2.375%, 06/01/2018	262	258

		2,222

Materials — 0.7%
Barrick North America Finance LLC
4.400%, 05/30/2021	307	309
Basell Finance BV
8.100%, 03/15/2027 (A)	220	287
Cia Minera Milpo SAA
4.625%, 03/28/2023 (A)	428	396
Dow Chemical
4.375%, 11/15/2042	232	214
4.250%, 11/15/2020	210	222
4.125%, 11/15/2021	270	283
Gerdau Trade (A)
5.750%, 01/30/2021	102	105
4.750%, 04/15/2023	365	340
International Paper
7.950%, 06/15/2018	295	361
4.750%, 02/15/2022	490	530
Minsur
6.250%, 02/07/2024 (A)	875	919
Rio Tinto Finance USA
3.500%, 03/22/2022	192	192
0.250%, 09/11/2015	521	496

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sealed Air
5.250%, 04/01/2023 (A)	$332	$335
Sociedad Quimica y Minera de Chile
3.625%, 04/03/2023 (A)	408	371

		5,360

Telecommunication Services — 0.5%
AT&T
5.550%, 08/15/2041	245	257
3.000%, 02/15/2022	465	452
Comcel Trust
6.875%, 02/06/2024 (A)	208	218
Rogers Communications
4.000%, 06/06/2022	60	56
SES Global Americas Holdings GP
2.500%, 03/25/2019 (A)	320	318
Sprint
7.875%, 09/15/2023 (A)	405	445
Telecom Italia Capital
7.175%, 06/18/2019	260	298
Telefonica Emisiones SAU
5.462%, 02/16/2021	200	220
T-Mobile USA
6.625%, 04/01/2023	380	403
Verizon Communications
7.350%, 04/01/2039	350	454
5.150%, 09/15/2023	1,013	1,109
Virgin Media Finance
5.250%, 02/15/2022	200	184

		4,414

Utilities — 0.2%
CMS Energy
5.050%, 03/15/2022	185	206
Constellation Energy Group
5.150%, 12/01/2020	70	76
Midamerican Energy Holdings
6.125%, 04/01/2036	390	466
ONEOK
4.250%, 02/01/2022	300	287
Perusahaan Listrik Negara
5.500%, 11/22/2021 (A)	440	444
Talent Yield Investments
4.500%, 04/25/2022 (A)	495	494

		1,973

Total Corporate Obligations (Cost $51,760) ($ Thousands)		52,353

ASSET-BACKED SECURITIES — 5.2%

Automotive — 2.9%
Ally Auto Receivables Trust, Ser 2013-SN1, Cl A3
0.720%, 05/20/2016	1,464	1,465

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	183

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A3
0.960%, 01/09/2017	$665	$667
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl A2
0.490%, 04/08/2016	220	220
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl A2
0.490%, 06/08/2016	309	309
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl A3
0.920%, 04/09/2018	1,275	1,276
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A3
0.960%, 04/09/2018	550	551
AmeriCredit Automobile Receivables Trust, Ser 2014-1, Cl A3
0.900%, 02/08/2019	530	530
ARI Fleet Lease Trust, Ser 2013-A, Cl A2
0.700%, 12/15/2015 (A)	754	754
Avis Budget Rental Car Funding AESOP LLC, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (A)	435	438
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (A)	594	609
Avis Budget Rental Car Funding AESOP, Ser 2014-1A, Cl A
2.460%, 07/20/2020 (A)	1,404	1,393
Bank of America Auto Trust, Ser 2012-1, Cl A4
1.030%, 12/15/2016	580	584
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl B
2.220%, 01/22/2019	200	200
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A2
0.620%, 07/20/2016	608	608
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A2
1.040%, 11/21/2016	1,115	1,120
CFC LLC, Ser 2013-1A, Cl A
1.650%, 07/17/2017 (A)	382	383
Enterprise Fleet Financing, Ser 2014-1, Cl A2
0.870%, 09/20/2019 (A)	430	430
Exeter Auto Receivables Trust, Ser 2014-1A, Cl A
1.290%, 05/15/2018 (A)	555	557
Exeter Automobile Receivables Trust, Ser 2012-2A, Cl A
1.300%, 06/15/2017 (A)	218	218

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Exeter Automobile Receivables Trust, Ser 2013-1A, Cl A
1.290%, 10/16/2017 (A)	$297	$298
Fifth Third Auto Trust, Ser 2013-A, Cl A3
0.610%, 09/15/2017	716	716
Flagship Credit Auto Trust, Ser 2013-1, Cl A
1.320%, 04/16/2018 (A)	261	261
Ford Auto Securitization Trust, Ser 2013-R1A, Cl A2
1.676%, 09/15/2016 (A)	551	500
Ford Auto Securitization Trust, Ser 2013-R4A, Cl A1
1.487%, 08/15/2015	318	288
Ford Auto Securitization Trust, Ser 2014-R2A, Cl A1
1.353%, 03/15/2016 (A)	1,006	912
Ford Credit Auto Owner Trust, Ser 2012-D, Cl B
1.010%, 05/15/2018	240	239
Hertz Fleet Lease Funding, Ser 2013-3, Cl A
0.704%, 12/10/2027 (A) (B)	929	931
Hertz Vehicle Financing, Ser 2013-1A, Cl A1
1.120%, 08/25/2017 (A)	2,230	2,229
Hyundai Auto Lease Securitization Trust, Ser 2013-A, Cl A3
0.660%, 06/15/2016 (A)	880	881
Hyundai Auto Receivables Trust, Ser 2012-B, Cl C
1.950%, 10/15/2018	170	173
Mercedes-Benz Auto Lease Trust, Ser 2013-A, Cl A3
0.590%, 02/15/2016	623	624
Mercedes-Benz Master Owner Trust, Ser 2012-AA, Cl A
0.790%, 11/15/2017 (A)	1,278	1,281
Navistar Financial Owner Trust, Ser 2012-A, Cl A2
0.850%, 03/18/2015 (A)	26	26
Santander Drive Auto Receivables Trust, Ser 2012-6, Cl A2
0.470%, 09/15/2015	24	24
Santander Drive Auto Receivables Trust, Ser 2013-3, Cl C
1.810%, 04/15/2019	920	922
Santander Drive Auto Receivables Trust, Ser 2013-4, Cl A3
1.110%, 12/15/2017	1,035	1,041
Santander Drive Auto Receivables Trust, Ser 2013-5, Cl A2A
0.640%, 04/17/2017	602	602

184	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SMART Trust, Ser 2012-4US, Cl A2A
0.670%, 06/14/2015	$178	$178

		24,438

Credit Cards — 1.0%
American Express Credit Account Master Trust, Ser 2012-2, Cl A
0.680%, 03/15/2018	1,320	1,322
Barclays Dryrock Issuance Trust, Ser 2014-1, Cl A
0.530%, 12/16/2019 (B)	570	570
Cabela’s Master Credit Card Trust, Ser 2013-1A, Cl A
2.710%, 02/17/2026 (A)	820	778
Cabela’s Master Credit Card Trust, Ser 2014-1, Cl A
0.507%, 03/16/2020	500	500
Chase Issuance Trust, Ser 2013-A1, Cl A1
1.300%, 02/18/2020	735	724
Chase Issuance Trust, Ser 2014-A2, Cl A2
2.770%, 03/15/2023	1,060	1,059
First National Master Note Trust, Ser 2013-2, Cl A
0.685%, 10/15/2019 (B)	794	795
GE Capital Credit Card Master Note Trust, Ser 2012-1, Cl A
1.030%, 01/15/2018	1,000	1,004
World Financial Network Credit Card Master Trust, Ser 2012-B, Cl A
1.760%, 05/17/2021	380	382
World Financial Network Credit Card Master Trust, Ser 2013-A, Cl A
1.610%, 12/15/2021	385	379
World Financial Network Credit Card Master Trust, Ser 2014-A, Cl A
0.535%, 12/15/2019 (B)	915	915

		8,428

Other Asset-Backed Securities — 1.3%
Ally Master Owner Trust, Ser 2014-1, Cl A2
1.290%, 01/15/2019	1,405	1,405
Ally Master Owner Trust, Ser 2014-2, Cl A
0.526%, 01/16/2018 (B)	810	810
BMW Floorplan Master Owner Trust, Ser 2012-1A, Cl A
0.555%, 09/15/2017 (A) (B)	906	908

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CIT Equipment Collateral, Ser 2012-VT1, Cl A3
1.100%, 08/22/2016 (A)	$114	$114
CNH Equipment Trust, Ser 2013-C, Cl A2
0.630%, 01/17/2017	741	742
CNH Equipment Trust, Ser 2013-D, Cl A2
0.490%, 03/15/2017	979	979
Ford Credit Floorplan Master Owner Trust, Ser 2010-3, Cl A2
1.855%, 02/15/2017 (A) (B)	1,390	1,408
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A1
0.740%, 09/15/2016	770	771
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.535%, 01/15/2018 (B)	838	839
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/2019	999	999
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.647%, 06/20/2017 (B)	1,075	1,079
GSAA Home Equity Trust, Ser 2006-5, Cl 2A3
0.424%, 03/25/2036 (B)	766	534

		10,588

Total Asset-Backed Securities (Cost $43,510) ($ Thousands)		43,454

MORTGAGE-BACKED SECURITIES — 5.2%

Agency Mortgage-Backed Obligations — 0.5%
FNMA
3.500%, 07/01/2043	3,826	3,858

Non-Agency Mortgage-Backed Obligations — 4.7%
Banc of America Commercial Mortgage Trust , Ser 2007-4, Cl A1A
5.774%, 02/10/2051 (B)	1,769	1,985
Banc of America Commercial Mortgage Trust, Ser 2006-5, Cl A1A
5.415%, 09/10/2047	1,234	1,345
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AM
5.772%, 02/10/2051 (B)	262	284
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl A1A
5.783%, 03/15/2049 (B)	506	546

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	185

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

COBALT CMBS Commercial Mortgage Trust, Ser 2007-C3, Cl A4
5.770%, 05/15/2046 (B)	$566	$627
COMM Mortgage Trust, Ser 2013-SFS, Cl A1
1.873%, 04/12/2035 (A)	440	426
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A1A
6.003%, 12/10/2049 (B)	1,716	1,928
Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.187%, 03/13/2035	915	886
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2007-HYB2, Cl 3A1
2.687%, 02/25/2047 (A) (B)	618	499
Credit Suisse Commercial Mortgage Trust, Ser 2006-C3, Cl AJ
5.790%, 06/15/2038 (B)	330	329
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
0.344%, 12/25/2036 (B)	818	502
Extended Stay America Trust, Ser 2013-ESFL, Cl A2FL
0.855%, 12/05/2031 (A) (B)	425	425
Extended Stay America Trust, Ser 2013-ESH7, Cl A17
2.295%, 12/05/2031 (A)	560	538
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%, 07/25/2036 (A)	524	459
FNMA Connecticut Avenue Securities, Ser 2014-C01, Cl M2
4.554%, 01/25/2024 (A) (B)	291	306
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl AM
5.475%, 03/10/2039	613	660
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/2039	754	826
GS Mortgage Securities II, Ser 2013-G1, Cl A1
2.059%, 04/10/2031 (B)	766	739
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (A)	866	866
GS Mortgage Securities II, Ser 2013-KYO, Cl A
1.004%, 11/08/2029 (A) (B)	860	860
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
0.404%, 03/25/2035 (A) (B)	433	368

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

IndyMac INDX Mortgage Loan Trust, Ser 2006-AR15, Cl A1
0.274%, 07/25/2036 (A) (B)	$610	$466
IndyMac INDX Mortgage Loan Trust, Ser 2006-AR27, Cl 2A2
0.354%, 10/25/2036 (A) (B)	648	552
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A1A
4.838%, 07/15/2041 (A) (B)	1,035	1,043
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AM
5.698%, 02/12/2049 (B)	300	326
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CIBC18, Cl A1A
5.431%, 06/12/2047 (B)	1,922	2,104
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CIBC20, Cl A1A
5.746%, 02/12/2051 (B)	1,706	1,905
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl A4	930	1,037
5.882%, 02/15/2051 (B)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AM
6.011%, 02/15/2051 (B)	254	283
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDP10, Cl A1A
5.439%, 01/15/2049	1,970	2,170
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl A3
5.420%, 01/15/2049	925	1,014
LB-UBS Commercial Mortgage Trust, Ser 2007-C2, Cl A3
5.430%, 02/15/2040	729	803
Merrill Lynch Mortgage Trust, Ser 2006-C2, Cl A1A
5.739%, 08/12/2043 (B)	613	672
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl A1A
5.166%, 12/12/2049	2,305	2,505
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl A4
5.700%, 09/12/2049	1,220	1,363
Morgan Stanley Capital I Trust, Ser 2007-T27, Cl A1A
5.648%, 06/11/2042 (B)	1,407	1,574

186	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Face Amount (1) (Thousands)/Shares		Market Value ($ Thousands)

Motel 6 Trust, Ser 2012-MTL6, Cl A2
1.948%, 10/05/2025 (A)		590	$585
Structured Agency Credit Risk Debt Notes, Ser 2013-DN2, Cl M2
4.404%, 11/25/2023 (A) (B)		1,035	1,069
Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M3
4.654%, 02/25/2024 (A) (B)		730	776
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A4
3.091%, 08/10/2049		297	290
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/2045		596	567
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C25, Cl A1A
5.717%, 05/15/2043 (B)		1,545	1,684
WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A5
3.337%, 06/15/2046		856	842

			39,034

Total Mortgage-Backed Securities (Cost $43,193) ($ Thousands)			42,892

SOVEREIGN DEBT — 0.8%
Brazil Notas do Tesouro Nacional Ser F
10.000%, 01/01/2017	BRL	13,120	5,504
Indonesia Government International Bond
5.875%, 01/15/2024 (A)		325	349
Indonesia Government International Bond MTN
3.375%, 04/15/2023 (A)		319	285
Qatar Government International Bond
4.500%, 01/20/2022 (A)		355	386

Total Sovereign Debt (Cost $6,161) ($ Thousands)			6,524

PREFERRED STOCK (B) — 0.1%

Financials — 0.1%
Allstate, 5.100%		5,925	147
Morgan Stanley, 7.125%		30,000	796
State Street, 5.900%		14,825	384

Total Preferred Stock (Cost $1,268) ($ Thousands)			1,327

Description	Face Amount (1) (Thousands)/Shares		Market Value ($ Thousands)

TIME DEPOSITS — 8.8%
Brown Brothers Harriman
0.550%, 04/01/2014	NOK	175	$29
0.278%, 04/01/2014	CAD	62	56
0.076%, 04/01/2014	EUR	13	18
0.030%, 04/01/2014		72,844	72,844
0.005%, 04/01/2014	HKD	—	—
0.005%, 04/01/2014	JPY	—	—

Total Time Deposits (Cost $72,947) ($ Thousands)			72,947

U.S. TREASURY OBLIGATIONS — 65.0%
U.S. Treasury Inflation Protected Securities
2.625%, 07/15/2017		17,849	19,986
2.500%, 07/15/2016		55,597	60,653
2.375%, 01/15/2017		3,091	3,385
2.125%, 01/15/2019		37,664	42,060
2.000%, 07/15/2014		24,552	24,953
2.000%, 01/15/2016		26,211	27,814
1.875%, 07/15/2015		27,407	28,735
1.625%, 01/15/2015		3,755	3,852
1.625%, 01/15/2018		18,256	19,816
1.375%, 07/15/2018		1,177	1,277
0.500%, 07/15/2014 (E)		11,582	11,817
0.125%, 04/15/2016 (E)		30,038	30,850
0.125%, 04/15/2017 (E)		54,820	56,366
0.125%, 04/15/2018 (E)		84,146	86,079
U.S. Treasury Bonds
3.625%, 02/15/2044		650	658
U.S. Treasury Bills (D)
0.035%, 06/26/2014		5,000	5,000
0.031%, 04/24/2014		116,500	116,498

Total U.S. Treasury Obligations (Cost $541,131) ($ Thousands)			539,799

Total Investments — 120.1% (Cost $987,793) ($ Thousands)			$997,212

COMMON STOCK SOLD SHORT — (14.2)%

Consumer Discretionary — (7.1)%
American Public Education*		(19,500)	$(684)
America’s Car-Mart*		(4,200)	(154)
BJ’s Restaurants*		(44,200)	(1,446)
Bob Evans Farms		(35,000)	(1,751)
Bravo Brio Restaurant Group*		(10,800)	(152)
Carriage Services		(20,300)	(370)
Carrols Restaurant Group*		(17,200)	(123)
Christopher & Banks*		(29,800)	(197)
Cooper Tire & Rubber		(39,100)	(950)
Denny’s, Cl A*		(42,000)	(270)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	187

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund (Continued)

March 31, 2014

Description	Shares	Market Value ($ Thousands)

Five Below*	(85,600)	$(3,636)
Ford Motor	(578,100)	(9,018)
Fuel Systems Solutions*	(22,900)	(246)
Gray Television*	(35,500)	(368)
Ignite Restaurant Group*	(3,500)	(49)
Isle of Capri Casinos*	(10,700)	(82)
Kate Spade*	(29,400)	(1,091)
Krispy Kreme Doughnuts*	(7,300)	(129)
Lincoln Educational Services	(12,700)	(48)
M/I Homes*	(25,300)	(567)
Mattel	(18,500)	(742)
MDC Holdings	(85,100)	(2,407)
New York*	(12,400)	(55)
Nexstar Broadcasting Group, Cl A	(123,400)	(4,630)
Office Depot*	(1,145,800)	(4,732)
Pacific Sunwear of California*	(27,300)	(81)
Penn National Gaming*	(172,600)	(2,127)
Perry Ellis International, Cl A*	(9,900)	(136)
Pier 1 Imports	(129,400)	(2,443)
Pinnacle Entertainment*	(89,900)	(2,131)
PVH	(39,700)	(4,953)
Quiksilver*	(124,400)	(934)
Regis	(48,600)	(666)
Ruby Tuesday*	(55,300)	(310)
Scientific Games, Cl A*	(10,700)	(147)
Select Comfort*	(86,800)	(1,569)
Shutterfly*	(63,000)	(2,689)
Sinclair Broadcast Group, Cl A	(30,000)	(813)
Sonic Automotive, Cl A	(25,900)	(582)
Tilly’s, Cl A*	(4,500)	(53)
Town Sports International Holdings	(14,700)	(125)
UCP, Cl A*	(4,900)	(74)
Universal Technical Institute	(3,600)	(47)
Vitacost.com*	(11,900)	(84)
Winnebago Industries*	(21,300)	(584)
World Wrestling Entertainment, Cl A	(130,500)	(3,769)
Zale*	(40,100)	(839)

		(59,053)

Financials — (0.7)%
Ambac Financial Group*	(78,500)	(2,436)
Consumer Portfolio Services*	(7,500)	(51)
DFC Global*	(62,200)	(549)
Employers Holdings	(32,700)	(662)
Ezcorp, Cl A*	(54,900)	(593)
First BanCorp Puerto Rico*	(101,200)	(550)
FXCM, Cl A	(47,600)	(703)
Meadowbrook Insurance Group	(26,500)	(154)
WisdomTree Investments*	(18,800)	(247)

		(5,945)

Description	Shares	Market Value ($ Thousands)

Industrials — (2.4)%
Accuride*	(26,900)	$(119)
Air Transport Services Group*	(15,700)	(123)
Ameresco, Cl A*	(20,500)	(155)
Armstrong World Industries*	(75,800)	(4,036)
Atlas Air Worldwide Holdings*	(26,400)	(931)
Builders FirstSource*	(44,100)	(402)
Chart Industries*	(53,000)	(4,216)
Clean Harbors*	(13,300)	(729)
Commercial Vehicle Group*	(12,200)	(111)
DigitalGlobe*	(115,000)	(3,336)
Dynamic Materials	(10,500)	(200)
Keyw Holding, Cl A*	(57,500)	(1,076)
Layne Christensen*	(11,000)	(200)
LMI Aerospace*	(12,800)	(181)
NCI Building Systems*	(51,800)	(904)
Pike Electric*	(12,400)	(133)
Ply Gem Holdings*	(18,200)	(230)
Quality Distribution*	(20,200)	(262)
Sterling Construction*	(7,000)	(61)
TriMas*	(12,000)	(399)
Triumph Group	(8,100)	(523)
UTI Worldwide	(170,700)	(1,808)

		(20,135)

Information Technology — (2.1)%
Apple	(2,200)	(1,181)
Applied Micro Circuits*	(164,500)	(1,628)
Calix*	(45,600)	(385)
Cohu	(8,200)	(88)
Cray*	(40,400)	(1,508)
Electro Scientific Industries	(9,100)	(90)
Entropic Communications*	(66,600)	(272)
Exar*	(17,300)	(207)
Extreme Networks*	(108,000)	(626)
Hutchinson Technology*	(24,600)	(69)
II-VI*	(8,400)	(130)
Immersion*	(26,600)	(281)
Itron*	(35,100)	(1,247)
Kemet*	(13,500)	(78)
Kopin*	(19,200)	(73)
MoSys*	(17,900)	(81)
Numerex, Cl A*	(4,600)	(50)
Procera Networks*	(30,700)	(319)
Radisys*	(22,000)	(79)
Rofin-Sinar Technologies*	(13,500)	(324)
Ruckus Wireless*	(199,400)	(2,425)
Silicon Graphics International*	(37,500)	(460)
SunEdison*	(247,600)	(4,665)
Ultratech*	(20,000)	(584)

		(16,850)

188	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Shares/Contracts	Market Value ($ Thousands)

Materials — (1.9)%
American Vanguard, Cl B	(20,200)	$(437)
Axiall	(69,800)	(3,135)
Coeur d’Alene Mines*	(198,700)	(1,846)
Louisiana-Pacific*	(243,900)	(4,115)
LSB Industries*	(10,600)	(397)
Newmont Mining	(204,300)	(4,789)
Noranda Aluminum Holding	(101,300)	(416)
RTI International Metals*	(22,400)	(622)

		(15,757)

Total Securities Sold Short (Proceeds ($115,801)) ($ Thousands)		$(117,740)

PURCHASED OPTION*@ — 0.0%
E-Micro Crude Brent Call, Expires:
04/19/2014, Strike Price: $112.00	31	$6

Total Purchased Option (Cost $42) ($Thousands)		6

A list of the open futures contracts held by the Fund at March 31, 2014, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Brent Crude Penultimate	46	Jun-2014	$16
Cattle	192	Jun-2014	282
Cocoa	(110)	May-2014	63
Coffee ‘C’	47	May-2014	575
Copper	110	May-2014	(144)
Corn	502	May-2014	1,271
Cotton No. 2	63	Dec-2014	78
Cotton No. 2	(31)	Jul-2014	(97)
Cotton No. 2	(170)	May-2014	(465)
Crude Oil	95	May-2014	214
E-MINI MSCI Future	(136)	Jun-2014	(147)
Feeder Cattle	(16)	May-2014	(26)
Gas	109	May-2014	(95)
Gold	47	Jun-2014	(360)
Heating Oil	47	May-2014	(76)
Lead	46	May-2014	(70)
Lean Hogs	46	Jun-2014	126
LME Aluminum	326	May-2014	332
LME Aluminum	(141)	Nov-2014	373
LME Nickel	62	May-2014	289
LME Zinc	79	May-2014	(9)
Mill Wheat	172	May-2014	(26)
Natural Gas	235	Apr-2014	(315)
Natural Gas	77	Apr-2015	(17)
Natural Gas	124	Jun-2014	(35)
Palladium	96	Jun-2014	253
Platinum	109	Jul-2014	(287)
Robusta Coffee	111	May-2014	8
S&P 500 Index E-MINI	(127)	Jun-2014	(12)
Silver 5,000oz	78	May-2014	(380)
Soybean	(30)	May-2014	(63)
Soybean Meal	97	May-2014	454
Soybean Oil	192	May-2014	60
Sugar #11	204	Apr-2014	385
Sugar #11	(31)	Sep-2014	(20)
U.S. 10-Year Treasury Note	(299)	Jun-2014	166

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 2-Year Treasury Note	(26)	Jun-2014	$7
U.S. 5-Year Treasury Note	(183)	Jul-2014	105
U.S. Long Treasury Bond	(33)	Jun-2014	(54)
Wheat	329	May-2014	1,224

			$3,583

For the period ended March 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at March 31, 2014, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
4/2/14	USD	4,093	BRL	9,509	$121
4/2/14-5/3/21	BRL	22,379	USD	9,341	(527)
4/3/14	PLN	12,897	USD	4,249	(19)
4/10/14	CAD	2,025	USD	1,831	(4)
4/10/14	USD	93	CAD	103	—
4/11/14	JPY	427,778	USD	4,151	(3)
4/17/14	AUD	115	USD	103	(3)
4/21/14	USD	2,105	PEN	5,945	5
4/24/14	EUR	1,491	USD	2,069	15
5/8/14	GBP	292	USD	485	(1)

					$(416)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2014, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays	(4,154)	4,151	$(3)
BNP Paribas	(3,085)	3,086	1
Brown Brothers Harriman	(2,255)	2,267	12
Credit Suisse First Boston	(4,754)	4,734	(20)
Goldman Sachs	(2,388)	2,194	(194)
HSBC	(8,270)	8,275	5
JPMorgan Chase Bank	(3,303)	3,085	(218)
UBS	(855)	856	1

			$(416)

For the period ended March 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	189

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund (Continued)

March 31, 2014

A list of open OTC swap agreements held by the Fund at March 31, 2014, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation ($ Thousands)
Bank of America	Societe Generale	SELL	3.00%	12/20/17	(550)	$41
Deutsche Bank	Anadarko Petroleum Corporation	SELL	1.00%	09/20/17	(500)	20

						$61

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation ($ Thousands)
JPMorgan Chase Bank	2.83%	3-Month USD - LIBOR	04/12/42	2,790	$331

A list of open centrally cleared swap agreements held by the Fund at March 31, 2014, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)
Morgan Stanley	CDX.NA.HY. 21 V1	BUY	5.00%	12/20/18	2,885	$(120)
Morgan Stanley	CDX.NA.IG. 22 V1	BUY	1.00%	06/20/19	8,590	(4)

						$(124)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Morgan Stanley	2.89%	3-Month USD - LIBOR	02/14/24	2,310	$(20)
Morgan Stanley	2.98%	3-Month USD - LIBOR	01/14/24	2,630	(53)
Morgan Stanley	3-Month AUD - BBSW	3.43%	02/13/17	8,230	23
Morgan Stanley	3-Month AUD - BBSW	3.17%	01/13/17	9,330	17

					$(33)

For the period ended March 31, 2014 , the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages	are based on Net Assets of $830,379 ($Thousands).

(1)	In U.S. Dollar unless otherwise indicated.

†	Real Estate Investment Trust.

*	Non-income producing security.

@	For the period ended March 31, 2014, the total amount of all open purchased option, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2014.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on March 31, 2014. The coupon on a step bond changes on a specified date.

(D)	The rate reported is the effective yield at the time of purchase.

(E)	Security, or portion thereof, has been pledged as collateral on open reverse repurchase agreements.

AUD — Australian Dollar

BBSW — Bank Bill Swap Rate

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CMBS — Collateralized Mortgage Backed Security

EUR — Euro

FNMA — Fannie Mae

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LME — London Metal Exchange

MTN — Medium Term Note

NOK — Norwegian Krone

OTC — Over The Counter

PEN — Peruvian Nuevo Sol

PLN — Polish Zloty

S&P — Standard and Poor’s

Ser — Series

USD — United States Dollar

The following is a list of the level of inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$237,916	$—	$—	$237,916
Corporate Obligations	—	52,353	—	52,353
Asset-Backed Securities	—	43,454	—	43,454
Mortgage-Backed Securities	—	42,892	—	42,892
Sovereign Debt	—	6,524	—	6,524
Preferred Stock	—	1,327	—	1,327
Time Deposits	—	72,947	—	72,947
U.S. Treasury Obligations	—	539,799	—	539,799

Total Investments in Securities	$237,916	$759,296	$—	$997,212

190	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(117,740)	$—	$—	$(117,740)

Total Securities Sold Short	$(117,740)	$—	$—	$(117,740)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$—	$6	$—	$6
Futures Contracts*
Unrealized Appreciation	6,281	—	—	6,281
Unrealized Depreciation	(2,698)	—	—	(2,698)
Forwards Contracts*
Unrealized Appreciation	—	141	—	141
Unrealized Depreciation	—	(557)	—	(557)
OTC Swaps*
Credit Default Swaps
Unrealized Appreciation	—	61	—	61
Interest Rate Swaps
Unrealized Appreciation	—	331	—	331
Centrally Cleared Swaps*
Credit Default Swaps
Unrealized Depreciation	—	(124)	—	(124)
Interest Rate Swaps
Unrealized Appreciation	—	40	—	40
Unrealized Depreciation	—	(73)	—	(73)
Reverse Repurchase Agreements**	(158,675)	—	—	(158,675)

Total Other Financial Instruments	$(155,092)	$(175)	$—	$(155,267)

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

**	See Note 2 for more information on the reverse repurchase agreements.

For the period ended March 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designed as “— “are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	191

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Capital Stability Fund

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 8.4%

Agency Mortgage-Backed Obligations — 8.4%
FHLMC
2.500%, 05/27/16	$15,469	$16,124
FNMA
5.250%, 09/15/16	14,182	15,776
3.000%, 07/01/43 to 10/01/43	3,821	3,693
FNMA TBA
3.500%, 04/01/41	6,464	6,502

Total Mortgage-Backed Securities (Cost $42,036) ($ Thousands)		42,095

U.S. TREASURY OBLIGATIONS — 7.1%
U.S. Treasury Bonds
3.625%, 08/15/43	8,060	8,158
U.S. Treasury Inflation Protected Security
3.875%, 04/15/29	559	789
3.625%, 04/15/28	467	635
3.375%, 04/15/32	237	328
2.625%, 07/15/17	584	653
2.500%, 07/15/16 to 01/15/29	1,187	1,352
2.375%, 01/15/17 to 01/15/27	2,078	2,416
2.125%, 01/15/19 to 02/15/41	1,113	1,289
2.000%, 01/15/16 to 01/15/26	1,082	1,180
1.875%, 07/15/15 to 07/15/19	1,176	1,261
1.750%, 01/15/28	562	623
1.625%, 01/15/18	464	504
1.375%, 07/15/18 to 02/15/44	1,386	1,478
1.250%, 07/15/20	920	991
1.125%, 01/15/21	1,065	1,130
0.750%, 02/15/42	641	559
0.625%, 07/15/21 to 02/15/43	2,254	2,231
0.500%, 04/15/15	747	762
0.375%, 07/15/23	1,282	1,268

Description		Face Amount (1) (Thousands)/Shares	Market Value ($ Thousands)

0.125%, 04/15/16 to 01/15/23	.	8,152	$8,167

Total U.S. Treasury Obligations (Cost $35,269) ($ Thousands)			35,774

SOVEREIGN DEBT — 3.7%

Government — 3.7%
Bundesrepublik Deutschland
3.250%, 07/04/42	EUR	2,995	4,830
Canadian Government Bond
1.500%, 06/01/23	CAD	5,435	4,574
Japan Government Ten Year Bond
0.600%, 12/20/23	JPY	480,300	4,652
United Kingdom Gilt
4.500%, 12/07/42	GBP	2,360	4,666

Total Sovereign Debt (Cost $18,030) ($ Thousands)			18,722

EXCHANGE TRADED FUNDS — 1.9%

Hong Kong — 0.3%
iShares FTSE A50 China Index ETF		1,572,200	1,678

United States — 1.6%
Invesco Municipal Opportunity Trust		147,730	1,802
iShares National AMT-Free Muni Bond ETF		26,673	2,856
Market Vectors High Yield Municipal Index ETF		92,981	2,748
WisdomTree Japan Hedged Equity Fund		7,797	369

			7,775

Total Exchange Traded Funds (Cost $9,816) ($ Thousands)			9,453

PREFERRED STOCK†— 0.7%
Hersha Hospitality Trust, 6.875%		49,075	1,173
Pebblebrook Hotel Trust, 6.500%		54,050	1,206
Sabra Health Care, 7.125%		43,875	1,060

Total Preferred Stock (Cost $3,675) ($ Thousands)			3,439

TIME DEPOSITS — 77.8%
Brown Brothers Harriman
0.005%, 04/01/14	HKD	409	53
0.076%, 04/01/14	EUR	111	153
0.278%, 04/01/14	CAD	10	9

192	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

1.929%, 04/01/14	AUD	—	$—
0.030%, 04/01/14	USD	389,524	389,524

Total Time Deposits (Cost $389,739) ($ Thousands)			389,739

Total Investments — 99.6% (Cost $498,565)($ Thousands)			$499,222

A list of the open futures contracts held by the Fund at March 31, 2014, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Japan 10-YR Bond	86	Jun-2014	$(18)
DJ Euro Stoxx 50 Index	51	Jun-2014	89
MSCI Index E-MINI	369	Jun-2014	702
Euro-Bund	(147)	Jun-2014	(202)
Euro-Buxl 30 Year Bond	13	Jun-2014	20
Long Gilt 10-Year Bond	141	Jun-2014	191
S&P 500 Index E-MINI	444	Jun-2014	693
S&P TSE 60 Index	25	Jun-2014	31
Topix Index	11	Jun-2014	(21)
U.S. Ultra Long Treasury Bond	199	Jun-2014	562

			$2,047

For the period ended March 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at March 31, 2014, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
4/10/14-6/18/14	CAD	5,099	USD	4,598	$(21)
4/11/14	JPY	481,792	USD	4,703	24
6/18/14	EUR	3,561	USD	4,936	29
6/18/14	USD	3,867	CAD	4,279	3
6/18/14-5/10/21	GBP	2,842	USD	4,722	(13)
7/14/14	BRL	28,726	USD	12,517	134
7/14/14	USD	11,761	BRL	28,726	622

					$778

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2014, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of New York	(4,735)	4,722	$(13)
BNP Paribas	(4,559)	4,538	(21)
Brown Brothers Harriman	(6,700)	6,722	22
Citigroup	(24,144)	24,900	756
Royal Bank of Scotland	(6,812)	6,846	34

			$778

For the period ended March 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of open OTC swap agreements held by the Fund at March 31, 2014, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Bank of America	CDX.EM.20.V1-5Y Index	SELL	5.00	12/20/18	(680)	$16
Bank of America	CMBX.NA.BBB-.6 Index	SELL	3.00	05/11/63	(2,330)	194
Citibank	CDX.EM.20.V1-5Y Index	SELL	5.00	12/20/18	(1,610)	1
Citibank	CDX.EM.20.V1-5Y Index	SELL	5.00	12/20/18	(250)	4
Citibank	CDX.EM.20.V1-5Y Index	SELL	5.00	12/20/18	(1,750)	9
JPMorgan Chase Bank	CDX.EM.20.V1-5Y Index	SELL	5.00	12/20/18	(10,380)	162

						$386

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands) (1)		Net Unrealized Appreciation ($ Thousands)
Morgan Stanley	28-DAY MXN-TIIE	4.33%	08/06/14	MXN	138,145	$21

A list of open Centrally cleared swap agreements held by the Fund at March 31, 2014, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Currency	Notional Amount (Thousands) (1)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Citibank	ITRAXX-XOVERS 20.V1-5Y Index	SELL	5.00	12/20/18	EUR	(160)	$12
Goldman Sachs	ITRAXX-EUROPES 20.V1-5Y Index	SELL	1.00	12/20/18	EUR	(130)	1
Morgan Stanley	CDX.NA.HY.21.V1-5Y Index	SELL	5.00	12/20/18		(1,120)	(2)
Morgan Stanley	CDX.NA.HY.21.V1-5Y Index	SELL	5.00	12/20/18		(4,680)	(14)
Morgan Stanley	CDX.NA.HY.21.V1-5Y Index	SELL	5.00	12/20/18		(1,200)	(13)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	193

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Capital Stability Fund (Concluded)

March 31, 2014

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Currency	Notional Amount (Thousands) (1)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Morgan Stanley	CDX.NA.HY.21.V1-5Y Index	SELL	5.00	12/20/18		(320)	$(3)
Morgan Stanley	CDX.NA.IG.20.V1-5Y Index	SELL	1.00	12/20/18		(1,640)	1
Morgan Stanley	CDX.NA.IG.21.V1-5Y Index	SELL	1.00	12/20/18		(600)	3
Morgan Stanley	CDX.NA.IG.21.V1-5Y Index	SELL	1.00	12/20/18		(990)	1
Morgan Stanley	CDX.NA.IG.21.V1-5Y Index	SELL	1.00	12/20/18		(2,440)	2
Morgan Stanley	CDX.NA.IG.21.V1-5Y Index	SELL	1.00	12/20/18		(6,650)	1
Morgan Stanley	CDX.NA.IG.21.V1-5Y Index	SELL	1.00	12/20/18		(1,510)	(1)
Morgan Stanley	CDX.NA.IG.21.V1-5Y Index	SELL	1.00	12/20/18		(440)	(1)
Morgan Stanley	iTRAXX-EUROPE 20.V1-5Y Index	SELL	1.00	12/20/18	EUR	(170)	2
Morgan Stanley	iTRAXX-EUROPE 20.V1-5Y Index	SELL	1.00	12/20/18	EUR	(450)	1
Morgan Stanley	iTRAXX-EUROPE 20.V1-5Y Index	SELL	1.00	12/20/18	EUR	(1,200)	2
Morgan Stanley	iTRAXX-EUROPE 20.V1-5Y Index	SELL	1.00	12/20/18	EUR	(290)	1
Morgan Stanley	iTRAXX-EUROPE 20.V1-5Y Index	SELL	1.00	12/20/18	EUR	(290)	—
Morgan Stanley	iTRAXX-EUROPE Crossover 20.V1-5Y Index	SELL	1.00	12/20/18	EUR	(200)	—
Morgan Stanley	iTRAXX-EUROPE Crossover 20.V1-5Y Index	SELL	5.00	12/20/18	EUR	(450)	13
Morgan Stanley	iTRAXX-EUROPE Crossover 20.V1-5Y Index	SELL	5.00	12/20/18	EUR	(840)	18
Morgan Stanley	iTRAXX-EUROPE Crossover 20.V1-5Y Index	SELL	5.00	12/20/18	EUR	(200)	2

							$26

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands) (1)		Net Unrealized Appreciation (Depreciation) ($ Thousands)
Morgan Stanley	6-Month GBP - LIBOR	3.33%	03/19/44	GBP	370	$(3)
Morgan Stanley	GBP 6-Month - LIBOR	3.29%	02/28/44	GBP	980	6
Morgan Stanley	6-Month GBP - LIBOR	3.33%	02/20/44	GBP	300	6
Morgan Stanley	3-Month CAD - CDOR	2.79%	03/18/24	CAD	1,600	(6)
Morgan Stanley	3-Month CAD - CDOR	2.79%	02/28/24	CAD	3,990	(8)
Morgan Stanley	3-Month CAD - LIBOR	2.88%	02/19/24	CAD	3,240	18
Morgan Stanley	3-Month CAD - LIBOR	2.88%	02/13/24	CAD	2,970	19
Morgan Stanley	3-Month CAD - CDOR	2.88%	01/28/24	CAD	120	1
Morgan Stanley	3-Month USD - LIBOR	2.92%	12/17/23	USD	26,430	487
Morgan Stanley	1.62%	3-Month USD - LIBOR	12/17/18	USD	48,720	(19)

						$501

For the period ended March 31, 2014, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $501,175 ($ Thousands).

(1)	In U.S. Dollar unless otherwise indicated.

†	Real Estate Investment Trust.

AMT — Alternative Minimum Tax

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CDOR — Canadian Dollar Offered Rate

DJ — Dow Jones

ETF — Exchange Traded Fund

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FTSE— Financial Times and the London Stock Exchange

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

MXN — Mexican Peso

OTC — Over The Counter

S&P — Standard & Poor’s

TBA — To Be Announced

TIIE — Equilibrium Interbank Interest Rate

Topix — Tokyo Stock Price Index

TSE — Tokyo Stock Exchange

USD — U.S. Dollar

The following is a list of the level of inputs used as of March 31, 2014, in valuing the

Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$42,095	$—	$42,095
U.S. Treasury Obligations	—	35,774	—	35,774
Sovereign Debt	—	18,722	—	18,722
Exchange Traded Funds	9,453	—	—	9,453
Preferred Stock	3,439	—	—	3,439
Time Deposits	—	389,739	—	389,739

Total Investments in Securities	$12,892	$486,330	$—	$499,222

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$2,288	$—	$—	$2,288
Unrealized Depreciation	(241)	—	—	(241)
Forwards Contracts*
Unrealized Appreciation	—	812	—	812
Unrealized Depreciation	—	(34)	—	(34)
OTC Swaps*
Credit Default Swaps

194	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Unrealized Appreciation	$—	$386	$—	$386
Interest Rate Swaps
Unrealized Appreciation	—	21	—	21
Centrally Cleared Swaps*
Credit Default Swaps
Unrealized Appreciation	—	60	—	60
Unrealized Depreciation	—	(34)	—	(34)
Interest Rate Swaps
Unrealized Appreciation	—	537	—	537
Unrealized Depreciation	—	(36)	—	(36)

Total Other Financial Instruments	$2,047	$1,712	$—	$3,759

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	195

Statements of Assets and Liabilities ($ Thousands)

March 31, 2014 (Unaudited)

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund
ASSETS:
Investments, at value†	$2,257,081	*	$1,534,303	*	$1,506,477	*
Affiliated investment, at value††	164,620		100,718		88,996
Cash	—		144		19
Receivable for investment securities sold	108,168		7,166		6,688
Receivable for fund shares sold	3,567		700		742
Dividends and interest receivable	2,136		1,987		1,100
Receivable for variation margin	1,571		242		315
Prepaid Expenses	38		—		—
Total Assets	2,537,181		1,645,260		1,604,337
LIABILITIES:
Payable upon return on securities loaned	56,838		52,196		50,616
Payable for investment securities purchased	10,036		13,014		5,957
Payable for fund shares redeemed	2,264		1,169		871
Payable to custodian	30		—		—
Administration fees payable	724		462		463
Investment advisory fees payable	715		414		886
Shareholder servicing fees payable Class A	372		232		179
Shareholder servicing fees payable E	—		—		—
Shareholder servicing fees payable Class I	—		2		—
Shareholder servicing fees payable Y	—		—		2
Chief Compliance Officer fees payable	7		—		5
Trustees fees payable	7		—		—
Administration servicing fees payable Class I	—		2		1
Accrued expense payable	115		110		(308)
Total Liabilities	71,108		67,601		58,672
Net Assets	$2,466,073		$1,577,659		$1,545,665
† Cost of investments and repurchase agreements	1,693,487		1,219,249		1,183,580
†† Cost of affiliated investments	164,620		100,718		88,996
* Includes market value of securities on loan	56,229		51,546		50,019
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$1,793,566		$1,264,818		$1,161,019
Undistributed (distributions in excess of) net investment income	305		360		(111)
Accumulated net realized gain (loss) on investments, securities sold short, option contracts, futures, swap contracts, swaptions and foreign currency	106,911		(3,002)		61,344
Net unrealized appreciation on investments, securities sold short, and affiliated investments	563,594		315,054		322,897
Net unrealized appreciation (depreciation) on futures contracts	1,697		429		516
Net unrealized depreciation on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—		—		—
Net Assets	$2,466,073		$1,577,659		$1,545,665
Net Asset Value, Offering and Redemption Price Per Share — Class A	$14.58		$24.82		$32.67
	($2,466,073,261 ÷ 169,128,791 shares	)	($1,567,234,289 ÷ 63,143,582 shares	)	($1,537,460,801 ÷ 47,060,190 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class E	N/A		N/A		N/A

Net Asset Value, Offering and Redemption Price Per Share — Class I	N/A		$24.84		$32.28
			($10,424,608 ÷ 419,735 shares	)	($8,203,859 ÷ 254,163 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	N/A		N/A		N/A

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not Applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

196	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Tax-Managed Large Cap Fund		S&P 500 Index Fund		Small Cap Fund		Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund		Mid-Cap Fund

$2,723,792	*	$2,628,173	*	$436,967	*	$402,049	*	$358,956	*	$539,650	*	$96,910	*
228,381		137,531		87,394		70,525		70,630		41,329		10,346
17		—		—		29		1		28		6
2,132		198,248		4,057		2,101		2,638		1,943		329
3,176		719		749		206		131		914		55
2,569		3,249		337		609		109		483		100
847		246		471		143		111		308		88
42		46		7		7		6		8		2
2,960,956		2,968,212		529,982		475,669		432,582		584,663		107,836

120,854		119,160		55,748		55,927		59,564		13,918		2,749
3,582		—		3,462		1,719		2,109		2,143		457
2,067		191,531		295		549		388		325		152
—		—		9		—		—		—		—
834		451		139		123		113		168		31
819		72		234		218		193		254		44
347		33		70		29		44		100		12
—		1		—		—		—		—		—
—		—		—		1		1		—		—
—		—		—		—		—		—		—
8		9		1		1		1		2		—
8		9		—		—		—		—		—
—		2		—		1		1		—		—
197		394		21		48		19		25		8
128,716		311,662		59,979		58,616		62,433		16,935		3,453
$2,832,240		$2,656,550		$470,003		$417,053		$370,149		$567,728		$104,383
1,691,821		1,199,833		334,117		334,117		290,249		393,906		82,371
228,381		137,531		87,394		70,525		70,630		41,329		10,346
119,114		117,228		55,376		55,138		59,035		13,688		2,712

$2,051,707		$1,014,906		$347,333		$334,570		$410,475		$407,359		$85,801
401		548		(698)		124		(2,208)		(3)		22
(253,256)		212,208		20,730		14,458		(106,797)		14,588		3,961
1,031,971		1,428,340		102,850		67,932		68,707		145,744		14,539
1,417		548		(212)		(31)		(28)		41		60
—		—		—		—		—		(1)		—
$2,832,240		$2,656,550		$470,003		$417,053		$370,149		$567,728		$104,383
$18.82		$50.12		$13.71		$25.40		$27.01		$18.08		$27.00
($2,831,764,737 ÷ 150,477,481 shares	)	($392,545,697 ÷ 7,831,685 shares	)	($470,002,527 ÷ 34,283,178 shares	)	($411,996,984 ÷ 16,221,374 shares	)	($366,399,165 ÷ 13,563,675 shares	)	($567,727,628 ÷ 31,395,125 shares	)	($103,044,927 ÷ 3,815,807 shares	)
N/A		$50.39		N/A		N/A		N/A		N/A		N/A
		($2,256,357,809 ÷ 44,778,205 shares	)
N/A		$50.36		N/A		$25.24		$26.21		N/A		$27.01
		($7,646,766 ÷ 151,841 shares	)			($5,055,833 ÷ 200,338 shares	)	($3,749,632 ÷ 143,041 shares	)			($1,338,129 ÷ 49,533 shares	)
$19.41		N/A		N/A		N/A		N/A		N/A		N/A
($475,224 ÷ 24,486 shares	)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	197

Statements of Assets and Liabilities ($ Thousands)

March 31, 2014 (Unaudited)

	U.S. Managed Volatility Fund		Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund
ASSETS:
Investments, at value†	$935,049		$1,497,404		$671,166
Affiliated investment, at value††	39,664		86,245		35,032
Cash	98		—		67
Foreign currency, at value†††	161		146		30
Cash collateral on futures	—		—		—
Cash collateral on swaps	—		—		—
Receivable for investment securities sold	—		—		—
Receivable for fund shares sold	930		1,432		741
Dividends and interest receivable	1,754		4,674		1,190
Receivable for variation margin	217		368		199
OTC Swap contracts, at value††††	—		—		—
Swaptions purchased, at value‡	—		—		—
Unrealized gain on forward foreign currency contracts	—		851		—
Unrealized gain on foreign spot currency contracts	—		—		—
Prepaid Expenses	15		24		11
Total Assets	977,888		1,591,144		708,436
LIABILITIES:
Payable upon return on securities loaned	—		—		—
Payable for securities sold short@	—		—		—
Payable for investment securities purchased	—		—		—
Payable for fund shares redeemed	1,099		7,594		691
Dividend payable for securities sold short	—		—		—
Payable to custodian	—		74		—
Payable for variation margin	—		25		—
Administration fees payable	285		464		206
Investment advisory fees payable	307		640		222
Shareholder servicing fees payable Class A	203		331		147
Shareholder servicing fees payable Class I	—		—		—
Chief Compliance Officer fees payable	3		5		2
Trustees fees payable	—		—		—
Administration servicing fees payable Class I	—		—		—
Income distribution payable	—		—		—
OTC Swap contracts, at value††††	—		—		—
Options written, at value #	—		—		—
Swaptions, written, at value‡	—		—		—
Unrealized gain on forward foreign currency contracts	—		4,732		—
Unrealized gain on foreign spot currency contracts	—		—		—
Accrued expense payable	49		103		33
Total Liabilities	1,946		13,968		1,301
Net Assets	$975,942		$1,577,176		$707,135
†Cost of investments and repurchase agreements	748,709		1,342,335		503,470
††Cost of affiliated investments	39,664		86,245		35,032
†††Cost of foreign currency/(proceeds of foreign currency)	—		142		—
††††Premiums received/(paid)	—		—		—
# Premiums received	—		—		—
‡ Premiums received/(cost)	—		—		—
@ Proceeds	—		—		—
* Includes market value of securities on loan	—		—		—
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$738,027		$1,369,963		$513,829
Undistributed (distributions in excess of) net investment income	410		(2,018)		197
Accumulated net realized gain (loss) on investments, securities sold short, option contracts, futures, swap contracts, swaptions and foreign currency	50,705		57,078		25,008
Net unrealized appreciation (depreciation) on investments, securities sold short, and affiliated investments	186,340		155,069		167,696
Net unrealized appreciation (depreciation) on futures contracts	461		909		404
Net unrealized appreciation (depreciation) on swap contracts	—		—		—
Net unrealized appreciation on options	—		—		—
Net unrealized depreciation on swaptions	—		—		—
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(1)		(3,825)		1
Net Assets	$975,942		$1,577,176		$707,135
Net Asset Value, Offering and Redemption Price Per Share — Class A	$16.79		$10.87		$13.60
	($974,764,860 ÷ 58,050,354 shares	)	($1,576,167,643 ÷ 145,056,806 shares	)	($707,135,110 ÷ 52,002,723 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$16.78		$10.70		N/A
	($1,177,534 ÷ 70,173 shares	)	($1,008,330 ÷ 94,249 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not Applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

198	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Real Estate Fund		Enhanced Income Fund		Core Fixed Income Fund	U.S. Fixed Income Fund	High Yield Bond Fund		Real Return Fund	Multi-Strategy Alternative Fund

$207,216	*	$224,832		$2,051,553 *	$1,091,739 *	$2,084,647	*	$288,253 *	$435,772
21,097		3,870		163,815	75,641	79,824		33,602	38,895
9		93		245	—	—		—	23,969
—		—		2	—	—		—	—
—		100		—	258	—		—	—
—		—		1,271	54	518		—	—
2,686		8,335		184,188	110,507	32,945		—	7,758
26		455		884	1,333	1,658		413	601
550		625		10,893	4,755	32,111		671	84
—		4		433	96	—		—	—
—		—		1,403	166	—		—	—
—		—		1,189	—	—		—	—
—		—		72	—	—		—	—
—		—		—	—	—		—	1
4		3		—	17	33		5	8
231,588		238,317		2,415,948	1,284,566	2,231,736		322,944	507,088

10,198		—		96,352	32,340	6		32,598	—
—		—		—	—	—		—	31,415
1,919		9,513		343,048	202,356	79,121		—	8,683
146		339		2,346	1,068	1,842		408	574
—		—		—	—	—		—	8
—		—		—	43	772		—	—
—		2		418	58	154		—	—
64		23		469	248	635		68	114
107		85		430	230	789		37	113
34		—		145	56	129		—	—
—		—		2	—	7		—	—
1		—		6	3	6		1	1
1		—		7	3	6		1	—
—		—		2	—	7		—	—
—		—		467	262	1,394		—	—
—		—		885	—	—		—	—
—		—		23	8	—		—	—
—		—		280	—	—		—	—
—		—		235	—	—		—	—
—		—		—	—	—		—	2
11		27		216	121	156		21	34
12,481		9,989		445,331	236,796	85,024		33,134	40,944
$219,107		$228,328		$1,970,617	$1,047,770	$2,146,712		$289,810	$466,144
178,048		225,303		2,021,015	1,073,194	2,019,878		289,149	417,833
21,097		3,870		163,815	75,641	79,824		33,602	38,895
—		—		(16)	—	—		—	1
—		—		(72)	—	—		—	—
—		—		(77)	(32)	—		—	—
—		—		943	—	—		—	—
—		—		—	—	—		—	(30,795)
10,071		—		93,978	31,541	6		30,604	—

$192,593		$354,196		$1,978,710	$1,039,863	$2,159,861		$295,036	$456,756
1,525		107		(4,291)	(211)	10,109		(1,821)	231
(4,179)		(125,534)		(35,082)	(10,545)	(87,873)		(2,509)	(8,162)
29,168		(471)		30,538	18,545	64,769		(896)	17,319
—		30		356	(53)	—		—	—
—		—		501	147	(154)		—	—
—		—		54	24	—		—	—
—		—		(34)	—	—		—	—

—		—		(135)	—	—		—	—
$219,107		$228,328		$1,970,617	$1,047,770	$2,146,712		$289,810	$466,144
$16.61		$7.60		$11.32	$10.22	$7.86		$10.12	$10.08
($218,556,054 ÷ 13,156,787 shares	)	($227,972,163 ÷ 29,976,740 shares	)	($1,959,733,862 ÷ 173,118,936 shares )	($1,047,769,990 ÷ 102,547,701 shares )	($2,109,518,753 ÷ 268,529,294 shares	)	($289,810,006 ÷ 28,635,012 shares )	($466,144,065 ÷ 46,246,309 shares )
$16.60		$7.59		$11.32	N/A	$7.67		N/A	N/A
($550,796 ÷ 33,171 shares	)	($356,001 ÷ 46,891 shares	)	($10,883,183 ÷ 961,753 shares )		($37,192,863 ÷ 4,852,050 shares	)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	199

Consolidated Statements of Assets and Liabilities/Statements of Assets and Liabilities ($ Thousands)

March 31, 2014 (Unaudited)

Multi-Asset Accumulation Fund
ASSETS:
Investments, at value†	$1,096,171
Affiliated investment, at value††	463,132
Cash	7,039
Foreign currency, at value†††	89
Cash collateral on futures	65,367
Cash collateral on reverse repurchase agreements	—
Cash collateral on swaps	4,771
Receivable for investment securities sold	1,298
Receivable for fund shares sold	2,212
Dividends and interest receivable	2,310
Receivable for variation margin	6,381
OTC Swap contracts, at value††††	2,784
Options purchased, at value #	—
Foreign tax reclaim receivable	97
Unrealized gain on forward foreign currency contracts	3,117
Unrealized gain on foreign spot currency contracts	15
Prepaid Expenses	23
Total Assets	1,654,806
LIABILITIES:
Payable for securities sold short@	—
Payable for investment securities purchased	6,055
Payable for fund shares redeemed	1,253
Dividend payable for securities sold short	—
Payable to custodian	—
Payable for variation margin	4,386
Administration fees payable	481
Investment advisory fees payable	832
Shareholder servicing fees payable Class A	267
Chief Compliance Officer fees payable	5
Trustees fees payable	5
Overdraft of foreign currency, at value†††	1,016
Administration servicing fees payable Class I	—
Income distribution payable	38
OTC Swap contracts, at value††††	1,964
Reverse repurchase agreements	—
Unrealized loss on forward foreign currency contracts	1,431
Unrealized loss on foreign spot currency contracts	—
Accrued expense payable	50
Total Liabilities	17,783
Net Assets	$1,637,023
†Cost of investments and repurchase agreements	1,070,214
††Cost of affiliated investments	463,132
†††Cost of foreign currency/(proceeds of foreign currency)	929
††††Premiums received/(paid)	—
# Cost of options purchased	—
@ Proceeds from securities sold short	—
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$1,589,518
Undistributed (distributions in excess of) net investment income/(Accumulated Net Investment Loss)	(5,940)
Accumulated net realized gain (loss) on investments, securities sold short, option contracts, futures, swap contracts, swaptions and foreign currency	12,482
Net unrealized appreciation on investments, securities sold short, and affiliated investments	25,957
Net unrealized appreciation on futures contracts	13,413
Net unrealized appreciation (depreciation) on swap contracts	(106)
Net unrealized depreciation on options	—
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	1,699
Net Assets	$1,637,023
Net Asset Value, Offering and Redemption Price Per Share — Class A	$10.48
($1,637,022,915 ÷ 156,211,333 shares )

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not Applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

200	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund

$395,799	$997,212	$499,222
—	—	—
—	91,720	—
—	—	—
—	17,843	6,227
91	—	—
—	275	1,109
3,315	36,952	103
428	1,196	746
2,478	2,359	518
—	894	616
745	404	1,340
411	6	—
—	83	16
62	141	812
—	—	—
4	13	9
403,333	1,149,098	510,718

—	117,740	—
50,966	38,960	6,973
281	693	643
—	11	—
7,247	—	1,375
28	1,289	183
159	246	123
47	290	151
—	62	—
1	3	—
1	—	2
—	149	10
—	—	2
237	—	—
9	—	30
31,532	158,675	—
—	557	34
—	1	—
12	43	17
90,520	318,719	9,543
$312,813	$830,379	$501,175
390,048	987,793	498,565
—	—	—
—	(193)	(10)
—	12	903
450	42	—
—	(115,801)	—

$306,508	$867,400	$501,911
978	(14,913)	(880)
(1,101)	(32,950)	(4,298)
5,751	7,480	657
—	3,583	2,047
654	235	934
(39)	(36)	—
62	(420)	804
$312,813	$830,379	$501,175
$10.72	$9.46	$10.02
($312,812,602 ÷ 29,191,858 shares )	($830,378,940 ÷ 87,820,394 shares )	($501,175,380 ÷ 50,007,191 shares )

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	201

Statements of Operations ($ Thousands)

For the six month period ended March 31, 2014 (Unaudited)

	Large Cap Fund	Large Cap Value Fund	Large Cap Growth Fund
Investment Income:
Dividends	$18,171	$15,572	$9,424
Dividends from Affiliated Investments*†	6	3	2
Interest Income	2	2	1
Securities Lending Income — Net	78	79	50
Less: Foreign Taxes Witheld	(49)	(14)	(57)
Total Investment Income	18,208	15,642	9,420
Expenses:
Investment Advisory Fees	4,473	2,648	3,025
Administration Fees	4,015	2,648	2,647
Shareholder Servicing Fees Class (A)	2,868	1,879	1,879
Shareholder Servicing Fees Class (E)	—	—	—
Shareholder Servicing Fees Class (I)	—	13	11
Shareholder Servicing Fees Class (Y)	—	—	11
Administration Servicing Fees Class (I)	—	13	—
Trustee Fees	15	11	10
Chief Compliance Officer Fees	7	5	5
Printing Fees	64	45	44
Professional Fees	52	36	35
Custodian/Wire Agent Fees	76	56	52
Registration Fees	42	19	19
Licensing Fees	—	—	—
Other Expenses	19	13	15
Total Expenses	11,631	7,386	7,753
Less:
Waiver of Investment Advisory Fees	(424)	(303)	(203)
Waiver of Shareholder Servicing Fees Class (A)	(859)	(301)	(781)
Waiver of Shareholder Servicing Fees Class (E)	—	—	—
Waiver of Shareholder Servicing Fees Class (I)	—	—	—
Waiver of Administration Fees	—	—	—
Fees Paid Indirectly	(124)	(26)	(18)
Net Expenses	10,224	6,756	6,751
Net Investment Income (Loss)	7,984	8,886	2,669
Net Realized and Unrealized Gain on Investments:
Net Realized Gain on:
Investments	142,743	116,206	76,469
Futures Contracts	7,092	2,751	2,557
Foreign Currency Transactions	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	97,367	69,056	67,113
Futures Contracts	1,872	454	534
Net Increase in Net Assets from Operations	$257,058	$197,353	$149,342

*	See Note 6 in Notes to Financial Statements.
†	Portion of the income is from the investment of collateral in an affiliated security.
(1)	Includes realized gains of $204,201($ Thousands) due to an affiliated transaction (see Note 6).

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

202	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Tax-Managed Large Cap Fund	S&P 500 Index Fund	Small Cap Fund	Small Cap Value Fund	Small Cap Growth Fund	Tax-Managed Small/Mid Cap Fund	Mid-Cap Fund

$21,168	$29,174	$2,041	$3,653	$964	$2,996	$679
5	2	1	1	1	1	—
11	—	—	1	—	17	—
80	61	146	138	236	305	4
(46)	—	(3)	(6)	(3)	(2)	(1)
21,218	29,237	2,185	3,787	1,198	3,317	682

5,277	424	1,423	1,323	1,189	1,697	199
4,617	3,107	766	712	640	914	174
3,298	—	547	502	453	653	122
—	474	—	—	—	—	—
—	10	—	7	5	—	2
—	—	—	—	—	—	—
—	10	—	7	5	—	2
17	20	3	3	3	3	1
8	9	1	1	1	1	—
74	84	12	12	11	14	3
60	68	10	10	9	12	3
83	103	13	16	13	16	4
34	36	8	6	4	8	1
—	214	—	—	—	—	—
21	25	7	7	5	11	2
13,489	4,584	2,790	2,606	2,338	3,329	513

(759)	—	(127)	(59)	(96)	(324)	—
(971)	(133)	(159)	(208)	(198)	(88)	(4)
—	(4)	—	—	—	—	—
—	—	—	(3)	(2)	—	—
—	(533)	—	—	—	—	—
—	(6)	(6)	(6)	(3)	(16)	(1)
11,759	3,908	2,498	2,330	2,039	2,901	508
9,459	25,329	(313)	1,457	(841)	416	174

51,595	225,491 (1)	27,112	23,557	25,774	18,134	7,779
6,887	4,902	1,298	880	529	2,301	390
—	—	—	—	—	1	—

235,804	71,054	12,885	14,915	8,090	34,312	3,414
1,656	772	(437)	(147)	(133)	(128)	13
$305,401	$327,548	$40,545	$40,662	$33,419	$55,036	$11,770

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	203

Statements of Operations ($ Thousands)

For the six month period ended March 31, 2014 (Unaudited)

	U.S. Managed Volatility Fund	Global Managed Volatility Fund	Tax-Managed Managed Volatility Fund
Investment Income:
Dividends	$10,814	$19,270	$7,948
Dividends from Affiliated Investments*†	2	4	2
Interest Income	24	13	—
Securities Lending Income — Net	—	—	—
Less: Foreign Taxes Witheld	(100)	(940)	(78)
Total Investment Income	10,740	18,347	7,872
Expenses:
Investment Advisory Fees	2,985	4,819	2,145
Administration Fees	1,608	2,595	1,155
Shareholder Servicing Fees Class (A)	1,147	1,852	825
Shareholder Servicing Fees Class (I)	2	1	—
Administration Servicing Fees Class (I)	2	1	—
Trustee Fees	6	10	4
Chief Compliance Officer Fees	3	5	2
Printing Fees	26	42	19
Professional Fees	21	34	15
Custodian/Wire Agent Fees	31	58	21
Registration Fees	15	32	12
Dividend expense	—	—	—
Fees for securities sold short	—	—	—
Other Expenses	7	28	7
Total Expenses	5,853	9,477	4,205
Less:
Waiver of Investment Advisory Fees	(1,252)	(1,234)	(900)
Waiver of Shareholder Servicing Fees Class (A)	—	—	—
Waiver of Shareholder Servicing Fees Class (I)	—	—	—
Waiver of Administration Fees	—	—	—
Fees Paid Indirectly	—	—	—
Net Expenses	4,601	8,243	3,305
Net Investment Income (Loss)	6,139	10,104	4,567
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	70,764	60,459	25,816
Securities Sold Short	—	—	—
Futures Contracts	1,801	3,944	1,780
Options	—	—	—
Swaptions	—	—	—
Swap Contracts	—	—	—
Foreign Currency Transactions	(5)	8,436	(13)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	35,349	38,155	44,411
Secuitires Sold Short	—	—	—
Futures Contracts	573	1,169	511
Options	—	—	—
Swaptions	—	—	—
Swap Contracts	—	—	—
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(2)	(639)	—
Net Increase (Decrease) in Net Assets from Operations	$114,619	$121,628	$77,072

*	See Note 6 in Notes to Financial Statements.
†	Portion of the income is from the investment of collateral in an affiliated security.
††	Negative interest income is due to negative yields on U.S. Treasury Inflation Protected Securities.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

204	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Real Estate Fund	Enhanced Income Fund	Core Fixed Income Fund	U.S. Fixed Income Fund	High Yield Bond Fund	Real Return Fund	Multi-Strategy Alternative Fund

$3,215	$—	$24	$—	$388	$—	$3,509
—	—	4	3	4	—	1
—	2,434	32,472	13,746	67,704	(976)††	—
6	—	52	16	—	—	—
(2)	—	(13)	—	(14)	—	(4)
3,219	2,434	32,539	13,765	68,082	(976)	3,506

677	411	2,686	1,421	5,095	329	3,350
364	359	2,734	1,447	3,658	524	782
260	256	2,425	1,292	2,565	374	558
1	—	16	—	48	—	—
1	—	17	—	48	—	—
1	1	14	7	14	2	3
1	1	6	3	6	1	1
6	6	59	31	60	9	13
5	5	48	25	48	8	11
8	8	78	38	64	12	15
3	4	29	22	37	6	9
—	—	—	—	—	—	84
—	—	—	—	—	—	69
3	22	243	164	100	3	4
1,330	1,073	8,355	4,450	11,743	1,268	4,899

(67)	(5)	(180)	(80)	(650)	(105)	(2,688)
(70)	(256)	(1,591)	(951)	(1,698)	(393)	(558)
—	—	(13)	—	(37)	—	—
—	—	—	—	—	(95)	(103)
(4)	(194)	—	—	—	—	—
1,189	618	6,571	3,419	9,358	675	1,550
2,030	1,816	25,968	10,346	58,724	(1,651)	1,956

17,054	(1,725)	13,240	1,318	26,607	22	9,091
—	—	—	—	—	—	(2,177)
—	(158)	(242)	(977)	—	—	—
—	—	(105)	5	—	—	(11)
—	—	(21)	—	—	—	—
—	—	(106)	(9)	(1,637)	—	—
—	—	(180)	—	—	—	(15)

(1,414)	2,689	9,323	6,412	34,568	896	7,713
—	—	—	—	—	—	(111)
—	153	782	665	—	—	—
—	—	(37)	8	—	—	2
—	—	(556)	—	—	—	—
—	—	(220)	(55)	(142)	—	—
—	—	288	—	—	—	1
$17,670	$2,775	$48,134	$17,713	$118,120	$(733)	$16,449

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	205

Consolidated Statements of Operations/Statements of Operations ($ Thousands)

For the six month period ended March 31, 2014 (Unaudited)

Multi-Asset Accumulation Fund
Investment Income:
Dividends	$1,437
Dividends from Affiliated Investments*	26
Interest Income	(195)†
Less: Foreign Taxes Witheld	(54)
Total Investment Income	1,214
Expenses:
Investment Advisory Fees	5,701
Administration Fees	2,661
Shareholder Servicing Fees Class (A)	1,900
Printing Fees	42
Professional Fees	34
Custodian/Wire Agent Fees	34
Trustee Fees	10
Registration Fees	19
Chief Compliance Officer Fees	5
Dividend expense	—
Interest expense	—
Other Expenses	11
Total Expenses	10,417
Less:
Waiver of Investment Advisory Fees	(1,102)
Waiver of Shareholder Servicing Fees Class (A)	(411)
Waiver of Administration Fees	—
Net Expenses	8,904
Net Investment Income (Loss)	(7,690)
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	2,402
Futures Contracts	61,292
Options	—
Swaptions	—
Swap Contracts	7,103
Foreign Currency Transactions	(7,184)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	11,319
Securities Sold Short	—
Futures Contracts	4,060
Options	—
Swap Contracts	(1,799)
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	5,950
Net Increase (Decrease in Net Assets from Operations	$75,453

*	See Note 6 in Notes to Financial Statements.
†	Negative interest income is due to negative yields on foreign inflation linked securities.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

206	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund

$1,689	$3,745	$379
—	—	—
6,106	410	516
—	(105)	—
7,795	4,050	895

818	2,197	983
477	1,398	860
341	999	614
7	24	15
6	19	12
6	19	8
2	6	3
3	—	6
1	3	2
—	186	—
73	44	—
3	18	4
1,737	4,913	2,507

—	(530)	(19)
(341)	(551)	(614)
(229)	—	(347)
1,167	3,832	1,527
6,628	218	(632)

(1,245)	284	(704)
—	1,036	3,664
(421)	(879)	(756)
—	—	(549)
996	(11,955)	(139)
—	(1,550)	(738)

6,832	9,829	1,116
—	(1,939)	—
—	4,858	1,650
60	(36)	473
779	501	1,264
62	2,620	616
$13,691	$2,987	$5,265

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	207

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended March 31, 2014 (Unaudited) and the year ended September 30, 2013

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund
	10/01/13 to 03/31/14	10/01/12 to 09/30/13	10/01/13 to 03/31/14	10/01/12 to 09/30/13	10/01/13 to 03/31/14	10/01/12 to 09/30/13
Operations:
Net Investment Income (Loss)	$7,984	$16,678	$8,886	$19,274	$2,669	$3,812
Net Realized Gain from Investments, Securities Sold Short, Futures Contracts, Options and Swap Contracts	149,835	124,795	118,957	138,297	79,026	164,559
Net Realized Loss on Foreign Currency Transactions	—	(18)	—	—	—	—
Net Change in Unrealized Appreciation of Investments, Securities Sold Short, Affiliated Investments, Futures Contracts, Options and Swap Contracts	99,239	216,674	69,510	134,299	67,647	67,871
Net Increase in Net Assets from Operations	257,058	358,129	197,353	291,870	149,342	236,242
Dividends and Distributions From:
Net Investment Income:
Class A	(10,695)	(17,476)	(12,347)	(19,919)	(3,033)	(5,289)
Class E	—	—	—	—	—	—
Class I	—	—	(69)	(99)	(10)	(17)
Class Y	—	—	—	—	—	—
Net Capital Gains:
Class A	(146,397)	(76,749)	—	—	(33,112)	—
Class E	—	—	—	—	—	—
Class I	—	—	—	—	(192)	—
Total Dividends and Distributions	(157,092)	(94,225)	(12,416)	(20,018)	(36,347)	(5,306)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	473,842	741,781	140,093	181,708	118,544	169,212
Reinvestment of Dividends and Distributions	141,812	84,285	11,583	18,690	33,920	4,954
Cost of Shares Redeemed	(356,739)	(471,037)	(213,077)	(370,082)	(160,625)	(325,201)
Increase (Decrease) in Net Assets Derived from Class A Transactions	258,915	355,029	(61,401)	(169,684)	(8,161)	(151,035)
Class E:
Proceeds from Shares Issued	—	—	—	—	—	—
Reinvestment of Dividends and Distributions	—	—	—	—	—	—
Cost of Shares Redeemed	—	—	—	—	—	—
Decrease in Net Assets Derived from Class E Transactions	—	—	—	—	—	—
Class I:
Proceeds from Shares Issued	—	—	1,145	2,529	1,123	1,930
Reinvestment of Dividends and Distributions	—	—	60	82	171	13
Cost of Shares Redeemed	—	—	(1,423)	(2,511)	(2,071)	(3,559)
Increase (Decrease) in Net Assets Derived from Class I Transactions	—	—	(218)	100	(777)	(1,616)
Class Y:
Proceeds from Shares Issued	—	—	—	—	—	—
Reinvestment of Dividends and Distributions	—	—	—	—	—	—
Cost of Shares Redeemed	—	—	—	—	—	—
Decrease in Net Assets Derived from Class Y Transactions	—	—	—	—	—	—
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	258,915	355,029	(61,619)	(169,584)	(8,938)	(152,651)
Net Increase (Decrease) in Net Assets	358,881	618,933	123,318	102,268	104,057	78,285
Net Assets:
Beginning of Period	2,107,192	1,488,259	1,454,341	1,352,073	1,441,608	1,363,323
End of Period	$2,466,073	$2,107,192	$1,577,659	$1,454,341	$1,545,665	$1,441,608
Undistributed (Distributions in Excess of) Net Investment Income/(Accumulated Net Investment Loss) Included in Net Assets at Period End	$305	$3,016	$360	$3,890	$(111)	$263
(1)	See Note 7 in Notes to Financial Statements.
(2)	Includes realized gains of $204,201 ($ Thousands) due to an affiliated transaction (See Note 6).
(3)	Includes redemptions as a result of an affiliated transaction (see Note 6).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

208	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Tax-Managed Large Cap Fund		S&P 500 Index Fund			Small Cap Fund		Small Cap Value Fund		Small Cap Growth Fund
10/01/13 to 03/31/14	10/01/12 to 09/30/13	10/01/13 to 03/31/14		10/01/12 to 09/30/13	10/01/13 to 03/31/14	10/01/12 to 09/30/13	10/01/13 to 03/31/14	10/01/12 to 09/30/13	10/01/13 to 03/31/14	10/01/12 to 09/30/13

$9,459	$21,076	$25,329		$56,197	$(313)	$151	$1,457	$3,240	$(841)	$(242)

58,482	58,114	230,393	(2)	61,747	28,410	25,170	24,437	46,272	26,303	40,877
—	—	—		—	—	—	—	—	—	—

237,460	347,848	71,826		383,534	12,448	67,253	14,768	48,641	7,957	50,644
305,401	427,038	327,548		501,478	40,545	92,574	40,662	98,153	33,419	91,279

(12,963)	(22,238)	(4,713)		(5,744)	(63)	(1,304)	(1,685)	(3,759)	(10)	(1,204)
—	—	(31,965)		(50,619)	—	—	—	—	—	—
—	—	(83)		(127)	—	—	(14)	(31)	—	(3)
(2)	(11)	—		—	—	—	—	—	—	—

—	—	(8,230)		—	(27,889)	(12,456)	(3,246)	—	—	—
—	—	(54,970)		—	—	—	—	—	—	—
—	—	(174)		—	—	—	(45)	—	—	—
(12,965)	(22,249)	(100,135)		(56,490)	(27,952)	(13,760)	(4,990)	(3,790)	(10)	(1,207)

346,629	549,378	44,055		128,355	92,889	143,753	29,385	63,958	25,058	41,621
11,579	20,023	12,147		5,353	24,258	11,833	4,561	3,470	9	1,115
(226,777)	(448,897)	(46,530)		(125,075)	(70,517)	(77,671)	(48,263)	(174,668)	(44,839)	(79,892)

131,431	120,504	9,672		8,633	46,630	77,915	(14,317)	(107,240)	(19,772)	(37,156)

—	—	299,176		359,283	—	—	—	—	—	—
—	—	84,966		49,551	—	—	—	—	—	—
—	—	(689,961	)(3)	(1,017,719)	—	—	—	—	—	—

—	—	(305,819)		(608,885)	—	—	—	—	—	—

—	—	1,479		2,060	—	—	451	1,786	987	1,255
—	—	169		82	—	—	55	28	—	3
—	—	(2,226)		(4,262)	—	—	(1,229)	(1,990)	(956)	(1,315)

—	—	(578)		(2,120)	—	—	(723)	(176)	31	(57)

—	410	—		—	—	—	—	—	—	—
2	11	—		—	—	—	—	—	—	—
(35)	(1,228)	—		—	—	—	—	—	—	—

(33)	(807)	—		—	—	—	—	—	—	—

131,398	119,697	(296,725)		(602,372)	46,630	77,915	(15,040)	(107,416)	(19,741)	(37,213)
423,834	524,486	(69,312)		(157,384)	59,223	156,729	20,632	(13,053)	13,668	52,859

2,408,406	1,883,920	2,725,862		2,883,246	410,780	254,051	396,421	409,474	356,481	303,622
$2,832,240	$2,408,406	$2,656,550		$2,725,862	$470,003	$410,780	$417,053	$396,421	$370,149	$356,481

$401	$3,907	$548		$11,980	$(698)	$(322)	$124	$366	$(2,208)	$(1,357)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	209

Statements of Changes in Net Assets ($ Thousands) (Continued)

For the six month period ended March 31, 2014 (Unaudited) and the year ended September 30, 2013

	Tax-Managed Small/Mid Cap Fund
	10/01/13 to 03/31/14	10/01/12 to 09/30/13
Operations:
Net Investment Income	$416	$1,177
Net Realized Gain from Investments, Securities Sold Short, Futures Contracts, Options and Swap Contracts	20,435	30,023
Net Realized Gain (Loss) on Foreign Currency Transactions	1	4
Net Change in Unrealized Appreciation of Investments, Securities Sold Short, Affiliated Investments, Futures Contracts, Options and Swap Contracts	34,184	72,652
Net Change in Unrealized Depreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	—	—
Net Increase in Net Assets from Operations	55,036	103,856
Dividends and Distributions from:
Net Investment Income:
Class A	(394)	(1,558)
Class I	—	—
Net Capital Gains:
Class A	(24,789)	—
Class I	—	—
Total Dividends and Distributions	(25,183)	(1,558)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	78,792	126,018
Reinvestment of Dividends and Distributions	22,378	1,380
Cost of Shares Redeemed	(49,511)	(79,819)
Increase (Decrease) in Net Assets Derived from Class A Transactions	51,659	47,579
Class I:
Proceeds from Shares Issued	—	—
Reinvestment of Dividends and Distributions	—	—
Cost of Shares Redeemed	—	—
Increase (Decrease) in Net Assets Derived from Class I Transactions	—	—
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	51,659	47,579
Net Increase (Decrease) in Net Assets	81,512	149,877
Net Assets:
Beginning of Period	486,216	336,339
End of Period	$567,728	$486,216
Undistributed (Distributions in Excess of) Net Investment Income/(Accumulated Net Investment Loss) Included in Net Assets at Period End	$ (3)	$(25)

(1)	See Note 7 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

210	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Mid-Cap Fund		U.S. Managed Volatility Fund		Global Managed Volatility Fund
10/01/13 to 03/31/14	10/01/12 to 09/30/13	10/01/13 to 03/31/14	10/01/12 to 09/30/13	10/01/13 to 03/31/14	10/01/12 to 09/30/13

$174	$516	$6,139	$13,338	$10,104	$26,141
8,169	16,955	72,565	49,275	64,403	73,565
—	—	(5)	(87)	8,436	51,379

3,427	7,502	35,922	62,938	39,324	30,606

—	—	(2)	(4)	(639)	(5,418)
11,770	24,973	114,619	125,460	121,628	176,273

(189)	(621)	(9,133)	(13,076)	(66,968)	(26,158)
(1)	(5)	(10)	(11)	(44)	(6)

(2,727)	—	(65,044)	(5,613)	(67,366)	—
(48)	—	(92)	(5)	(46)	—
(2,965)	(626)	(74,279)	(18,705)	(134,424)	(26,164)

15,064	65,909	179,937	325,032	257,779	684,976
2,638	423	63,705	16,039	124,774	23,967
(30,806)	(67,988)	(160,285)	(231,892)	(192,918)	(387,846)
(13,104)	(1,656)	83,357	109,179	189,635	321,097

132	860	82	741	131	728
49	5	103	16	91	6
(544)	(718)	(289)	(349)	(155)	(131)
(363)	147	(104)	408	67	603
(13,467)	(1,509)	83,253	109,587	189,702	321,700
(4,662)	22,838	123,593	216,342	176,906	471,809

109,045	86,207	852,349	636,007	1,400,270	928,461
$104,383	$109,045	$975,942	$852,349	$1,577,176	$1,400,270

$22	$38	$410	$3,414	$(2,018)	$54,890

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	211

Statements of Changes in Net Assets ($ Thousands) (Continued)

For the six month period ended March 31, 2014 (Unaudited) and the year ended September 30, 2013

	Tax-Managed Managed Volatility Fund		Real Estate Fund		Enhanced Income Fund
	10/01/13 to 03/31/14	10/01/12 to 09/30/13	10/01/13 to 03/31/14	10/01/12 to 09/30/13	10/01/13 to 03/31/14	10/01/12 to 09/30/13
Operations:
Net Investment Income (Loss)	$4,567	$9,831	$2,030	$1,930	$1,816	$3,698
Net Realized Gain (Loss) from Investments, Securities Sold Short Affiliated Investments, Futures Contracts, Options, Swaptions and Swap Contracts	27,596	25,421	17,054	30,569	(1,883)	444
Net Realized Gain (Loss) on Foreign Currency Transactions	(13)	(48)	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) of Investments, Securities Sold Short, Affiliated Investments, Futures Contracts, Options, Swaptions and Swap Contracts	44,922	52,671	(1,414)	(24,663)	2,842	(92)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	—	1	—	—	—	—
Net Increase (Decrease) in Net Assets from Operations	77,072	87,876	17,670	7,836	2,775	4,050
Dividends and Distributions From:
Net Investment Income:
Class A	(6,728)	(9,506)	(2,253)	(2,449)	(2,815)	(3,329)
Class I	—	—	(5)	(6)	(4)	(5)
Net Capital Gains:
Class A	(25,166)	(13,481)	—	—	—	—
Class I	—	—	—	—	—	—
Total Dividends and Distributions	(31,894)	(22,987)	(2,258)	(2,455)	(2,819)	(3,334)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	106,973	233,883	33,579	98,442	66,730	116,708
Reinvestment of Dividends and Distributions	26,874	19,553	2,170	2,327	2,472	2,983
Cost of Shares Redeemed	(93,420)	(138,869)	(40,437)	(89,751)	(36,007)	(86,622)
Increase (Decrease) in Net Assets Derived from Class A Transactions	40,427	114,567	(4,688)	11,018	33,195	33,069
Class I:
Proceeds from Shares Issued	—	—	45	463	83	477
Reinvestment of Dividends and Distributions	—	—	5	6	4	5
Cost of Shares Redeemed		—	(108)	(517)	(99)	(184)
Increase (Decrease) in Net Assets Derived from Class I Transactions	—	—	(58)	(48)	(12)	298
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	40,427	114,567	(4,746)	10,970	33,183	33,367
Net Increase (Decrease) in Net Assets	85,605	179,456	10,666	16,351	33,139	34,083
Net Assets:
Beginning of Period	621,530	442,074	208,441	192,090	195,189	161,106
End of Period	$707,135	$621,530	$219,107	$208,441	$228,328	$195,189
Undistributed (Distributions in Excess of) Net Investment Income/(Accumulated Net Investment Loss) Included in Net Assets at Period End	$197	$2,358	$1,525	$1,753	$107	$1,110

(1)	See Note 7 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

212	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Core Fixed Income Fund		U.S. Fixed Income Fund		High Yield Bond Fund		Real Return Fund		Multi-Strategy Alternative Fund
10/01/13 to 03/31/14	10/01/12 to 09/30/13	10/01/13 to 03/31/14	10/01/12 to 09/30/13	10/01/13 to 03/31/14	10/01/12 to 09/30/13	10/01/13 to 03/31/14	10/01/12 to 09/30/13	10/01/13 to 03/31/14	10/01/12 to 09/30/13

$25,968	$54,511	$10,346	$18,005	$58,724	$116,001	$(1,651)	$1,456	$1,956	$2,715
12,766	(987)	337	(209)	24,970	44,346	22	1,385	6,903	(6,483)
(180)	1,116	—	342	—	—	—	—	(15)	(20)
9,292	(77,872)	7,030	(34,327)	34,426	(26,999)	896	(8,432)	7,604	12,708

288	710	—	50	—	—	—	—	1	(1)
48,134	(22,522)	17,713	(16,139)	118,120	133,348	(733)	(5,591)	16,449	8,919

(26,303)	(57,910)	(10,665)	(19,701)	(56,959)	(112,376)	—	(1,678)	(3,459)	(1,930)
(164)	(419)	—	—	(1,005)	(316)	—	—	—	—

—	—	—	(26,951)	(11,776)	—	(1,247)	(6,613)	—	—
—	—	—	—	(226)	—	—	—	—	—
(26,467)	(58,329)	(10,665)	(46,652)	(69,966)	(112,692)	(1,247)	(8,291)	(3,459)	(1,930)

282,812	424,683	194,473	410,499	340,018	1,159,582	49,631	133,450	83,521	175,525
23,413	51,889	9,200	40,293	58,057	92,794	1,076	7,341	3,082	1,769
(272,630)	(664,520)	(185,184)	(264,218)	(325,173)	(1,036,189)	(67,738)	(101,734)	(60,182)	(92,464)

33,595	(187,948)	18,489	186,574	72,902	216,187	(17,031)	39,057	26,421	84,830

1,396	7,629	—	—	1,855	39,083	—	—	—	—
122	326	—	—	1,218	271	—	—	—	—
(4,914)	(8,143)	—	—	(5,621)	(14,511)	—	—	—	—

(3,396)	(188)	—	—	(2,548)	24,843	—	—	—	—

30,199	(188,136)	18,489	186,574	70,354	241,030	(17,031)	39,057	26,421	84,830
51,866	(268,987)	25,537	123,783	118,508	261,686	(19,011)	25,175	39,411	91,819

1,918,751	2,187,738	1,022,233	898,450	2,028,204	1,766,518	308,821	283,646	426,733	334,914
$1,970,617	$1,918,751	$1,047,770	$1,022,233	$2,146,712	$2,028,204	$289,810	$308,821	$466,144	$426,733
$(4,291)	$(3,792)	$(211)	$108	$10,109	$9,349	$(1,821)	$(170)	$231	$1,734

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	213

Consolidated Statements of Changes in Net Assets/Statements of Changes in Net Assets ($ Thousands) (Concluded)

For the six month period ended March 31, 2014 (Unaudited) and the year ended September 30, 2013

	Multi-Asset Accumulation Fund
	10/01/13 to 03/31/14	10/01/12 to 09/30/13
Operations:
Net Investment Income (Loss)	$(7,690)	$(6,292)
Net Realized Gain (Loss) from Investments, Securities Sold Short, Futures Contracts, Options and Swap Contracts	70,797	9,871
Net Realized Gain (Loss) on Foreign Currency Transactions	(7,184)	(5,950)
Net Change in Unrealized Appreciation (Depreciation) of Investments, Futures Contracts and Swap Contracts	13,580	14,970
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	5,950	(5,468)
Net Increase (Decrease) in Net Assets from Operations	75,453	7,131
Dividends and Distributions From:
Net Investment Income:
Class A	(639)	(641)
Net Capital Gains:
Class A	(46,026)	(31,438)
Total Dividends and Distributions	(46,665)	(32,079)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	345,516	682,870
Reinvestment of Dividends and Distributions	42,225	29,368
Cost of Shares Redeemed	(194,069)	(232,454)
Increase in Net Assets Derived from Class A Transactions	193,672	479,784
Increase in Net Assets Derived from Capital Share Transactions	193,672	479,784
Net Increase in Net Assets	222,460	454,836
Net Assets:
Beginning of Period	1,414,563	959,727
End of Period	$1,637,023	$1,414,563
Undistributed (Distributions in Excess of) Net Investment Income (Loss) Included in Net Assets at Period End	$(5,940)	$2,389

(1)	See Note 7 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

214	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Multi-Asset Income Fund		Multi-Asset Inflation Managed Fund		Multi-Asset Capital Stability Fund
10/01/13 to 03/31/14	10/01/12 to 09/30/13	10/01/13 to 03/31/14	10/01/12 to 09/30/13	10/01/13 to 03/31/14	10/01/12 to 09/30/13

$6,628	$9,946	$218	$3,958	$(632)	$(937)
(670)	2,964	(11,514)	(40,133)	1,516	(2,133)
—	—	(1,550)	4,341	(738)	917
7,671	(3,361)	13,213	(9,489)	4,503	(3,584)
62	—	2,620	(2,440)	616	(281)
13,691	9,549	2,987	(43,763)	5,265	(6,018)

(6,767)	(7,937)	—	(2,639)	—	(315)

(3,989)	(782)	—	(372)	(1,179)	(2,654)
(10,756)	(8,719)	—	(3,011)	(1,179)	(2,969)

117,778	223,521	174,985	405,369	97,271	271,527
8,425	6,814	—	2,701	964	2,552
(46,681)	(85,308)	(113,961)	(135,183)	(88,072)	(126,027)
79,522	145,027	61,024	272,887	10,163	148,052
79,522	145,027	61,024	272,887	10,163	148,052
82,457	145,857	64,011	226,113	14,249	139,065

230,356	84,499	766,368	540,255	486,926	347,861
$312,813	$230,356	$830,379	$766,368	$501,175	$486,926
$978	$1,117	$(14,913)	$(15,131)	$(880)	$(248)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	215

Statement of Cash Flows/Consolidated Statement of Cash Flows ($ Thousands)

For the six month period ended March 31, 2014 (Unaudited)

	Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund
Cash Flows from Operating Activities:
Net Increase in Net Assets from Operations	$13,691	$2,987
Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Provided by (Used in) Operating Activities:
Purchase of Investment Securities	(199,451)	(756,057)
Proceeds from Securities Sold Short	—	115,801
Proceeds from Disposition of Investment Securities	51,206	653,031
Purchased Options/Purchases to Cover Written Options	(756)	(1,533)
Proceeds from Sale of Options/Expired Options	59	612
Amortization (Accretion of Market Discount)	(659)	4,598
Net Realized (Gain) Loss on:
Investments	1,245	(284)
Options	421	879
Net Change in Unrealized (Appreciation) Depreciation on:
Investments	(6,832)	(7,890)
Options	(60)	36
Changes in assets:
Foreign currency, at value	—	121
Cash collateral for reverse repos	468	—
Cash collateral on swaps	181	(275)
Cash collateral on futures	—	(14,411)
Cash collateral on options	384	—
Receivable for investment securities sold	1,483	(34,719)
Dividends and interest receivable	(232)	381
Receivable for variation margin	6	(738)
Swap contracts, at value	(745)	1,184
Foreign tax reclaim receivable	—	(36)
Unrealized gain on forward foreign currency contracts	(62)	(39)
Unrealized gain on spot contracts	—	2
Prepaid Expenses	(2)	(4)
Changes in liabilities:
Payable for investment securities purchased	39,202	35,699
Dividend payable for securities sold short	—	11
Payable for variation margin	(66)	1,052
Overdraft of foreign currency, at value	—	149
Administration fees payable	63	26
Payable to custodian	6,763	(10)
Investment advisory fees payable	(61)	34
Shareholder servicing fees payable Class A	66	(6)
Trustee fees payable	1	—
Chief Compliance Officer fees payable	1	2
Swap contracts, at value	9	(1,778)
Reverse repurchase agreements	24,407	34,871
Unrealized loss on forward foreign currency contracts	—	(2,603)
Unrealized loss on foreign spot currency contracts	—	1
Accrued expense payable	(13)	(5)
Net Cash Provided by (Used in) Operating Activities	(69,283)	31,089
Cash Flows from Financing Activities:
Dividends and Distributions	(10,756)	—
Proceeds from Shares Issued	117,797	174,626
Reinvestment of Dividends and Distributions	8,517	—
Cost of Shares Redeemed	(46,709)	(114,158)
Net Cash Provided by Financing Activities	68,849	60,468
Net Change in Cash	(434)	91,557
Cash at beginning of period	434	163
Cash at end of period	$—	$91,720

Amounts	designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

216	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Financial Highlights

For the period ended March 31, 2014 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gains (Losses) on Securities(1)		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund
Class A
2014**	$13.95	$0.05		$1.60		$1.65	$(0.07)	$(0.95)	$(1.02)	$14.58	12.08%	$2,466,073	0.89%	0.89%	1.01%	0.70%	36%
2013	12.15	0.12		2.43		2.55	(0.13)	(0.62)	(0.75)	13.95	22.23	2,107,192	0.89	0.89	1.01	0.94	49
2012	10.15	0.10		2.72		2.82	(0.09)	(0.73)	(0.82)	12.15	29.04	1,488,259	0.89	0.89	1.02	0.89	50
2011	10.77	0.08		(0.22)		(0.14)	(0.08)	(0.40)	(0.48)	10.15	(1.71)	1,521,942	0.89	0.89	1.02	0.70	100
2010(9)	10.00	0.10		0.80		0.90	(0.08)	(0.05)	(0.13)	10.77	9.00	1,395,899	0.89	0.89	1.02	0.96	90
Large Cap Value Fund
Class A
2014**	$21.94	$0.19		$2.88		$3.07	$(0.19)	$—	$(0.19)	$24.82	14.05%	$1,567,234	0.89%	0.89%	0.97%	1.18%	37%
2013	18.02	0.28		3.92		4.20	(0.28)	—	(0.28)	21.94	23.55	1,444,929	0.89	0.89	0.97	1.39	55
2012	14.13	0.25		3.89		4.14	(0.25)	—	(0.25)	18.02	29.54	1,344,405	0.89	0.89	0.98	1.51	37
2011	14.75	0.22		(0.61)		(0.39)	(0.23)	—	(0.23)	14.13	(2.89)	1,197,272	0.89	0.89	0.98	1.35	63
2010	13.83	0.21		0.94		1.15	(0.23)	—	(0.23)	14.75	8.43	1,504,082	0.89	0.89	0.98	1.48	64
2009	15.79	0.30		(1.92)		(1.62)	(0.34)	—	(0.34)	13.83	(9.88)	1,843,530	0.89	0.90	0.99	2.51	69
Class I
2014**	$21.96	$0.17		$2.88		$3.05	$(0.17)	$—	$(0.17)	$24.84	13.90%	$10,425	1.11%	1.11%	1.22%	0.96%	37%
2013	18.02	0.23		3.95		4.18	(0.24)	—	(0.24)	21.96	23.35	9,412	1.11	1.11	1.22	1.16	55
2012	14.13	0.21		3.89		4.10	(0.21)	—	(0.21)	18.02	29.20	7,668	1.11	1.11	1.23	1.28	37
2011	14.76	0.18		(0.62)		(0.44)	(0.19)	—	(0.19)	14.13	(3.14)	7,073	1.11	1.11	1.23	1.13	63
2010	13.83	0.18		0.95		1.13	(0.20)	—	(0.20)	14.76	8.23	10,358	1.11	1.11	1.24	1.25	64
2009	15.78	0.26		(1.90)		(1.64)	(0.31)	—	(0.31)	13.83	(10.05)	11,433	1.11	1.12	1.24	2.19	69
Large Cap Growth Fund
Class A
2014**	$30.28	$0.06		$3.10		$3.16	$(0.06)	$(0.71)	$(0.77)	$32.67	10.54%	$1,537,461	0.89%	0.89%	1.02%	0.35%	35%
2013	25.57	0.08		4.73		4.81	(0.10)	—	(0.10)	30.28	18.89	1,433,284	0.89	0.89	1.02	0.28	69
2012	19.77	0.05		5.78		5.83	(0.03)	—	(0.03)	25.57	29.47	1,354,774	0.89	0.90	1.03	0.19	88
2011	19.66	0.06		0.14		0.20	(0.09)	—	(0.09)	19.77	0.97	1,278,538	0.89	0.89	1.03	0.27	108
2010	17.62	0.12		2.04		2.16	(0.12)	—	(0.12)	19.66	12.29	1,602,130	0.89	0.89	1.03	0.63	83
2009	18.39	0.11		(0.77)		(0.66)	(0.11)	—	(0.11)	17.62	(3.47)	2,034,096	0.89	0.90	1.04	0.74	96
Class I
2014**	$29.93	$0.04		$3.06		$3.10	$(0.04)	$(0.71)	$(0.75)	$32.28	10.44%	$8,204	1.11%	1.11%	1.27%	0.14%	35%
2013	25.28	0.02		4.68		4.70	(0.05)	—	(0.05)	29.93	18.62	8,324	1.11	1.11	1.27	0.06	69
2012	19.57	—	*	5.71		5.71	—	—	—	25.28	29.18%	8,549	1.11	1.12	1.28	(0.02)	88
2011	19.47	0.01		0.14		0.15	(0.05)	—	(0.05)	19.57	0.73	6,695	1.11	1.11	1.28	0.05	108
2010	17.44	0.08		2.02		2.10	(0.07)	—	(0.07)	19.47	12.06	7,953	1.11	1.11	1.28	0.41	83
2009	18.20	0.07		(0.76)		(0.69)	(0.07)	—	(0.07)	17.44	(3.69)	9,153	1.11	1.12	1.29	0.51	96
Tax-Managed Large Cap Fund
Class A
2014**	$16.81	$0.09		$2.01		$2.10	$(0.09)	$—	$(0.09)	$18.82	12.51%	$2,831,765	0.89%	0.89%	1.02%	0.72%	27%
2013	13.88	0.15		2.94		3.09	(0.16)	—	(0.16)	16.81	22.47	2,407,951	0.89	0.89	1.02	1.00	42
2012	10.80	0.12		3.07		3.19	(0.11)	—	(0.11)	13.88	29.70	1,882,834	0.89	0.89	1.03	0.96	53
2011	11.02	0.10		(0.22)		(0.12)	(0.10)	—	(0.10)	10.80	(1.20)	1,495,783	0.89	0.89	1.03	0.78	72
2010	10.19	0.10		0.84		0.94	(0.11)	—	(0.11)	11.02	9.26	1,534,797	0.89	0.89	1.04	0.95	58
2009	11.08	0.13		(0.87)		(0.74)	(0.15)	—	(0.15)	10.19	(6.44)	1,596,020	0.89	0.90	1.04	1.54	67
Class Y
2014**	$17.31	$0.09		$2.10		$2.19	$(0.09)	$—	$(0.09)	$19.41	12.71%	$475	0.56%	0.56%	0.72%	1.04%	27%
2013	14.26	0.22		3.00		3.22	(0.17)	—	(0.17)	17.31	22.80	455	0.56	0.56	0.72	1.42	42
2012	11.07	0.17		3.14		3.31	(0.12)	—	(0.12)	14.26	30.03	1,086	0.56	0.56	0.73	1.29	53
2011	11.24	0.14		(0.21)		(0.07)	(0.10)	—	(0.10)	11.07	(0.68)	913	0.56	0.56	0.73	1.14	72
2010	10.37	0.01		0.97		0.98	(0.11)	—	(0.11)	11.24	9.54	2,980	0.56	0.56	0.74	1.28	58
2009	11.24	0.16		(0.88)		(0.72)	(0.15)	—	(0.15)	10.37	(6.12)	3,094	0.56	0.57	0.74	1.85	67
S&P 500 Index Fund
Class A
2014**	$46.20	$0.60		$4.99		$5.59	$(0.60)	$(1.07)	$(1.67)	$50.12	12.26%	$392,545	0.43%	0.43%	0.54%	1.64%	9%
2013	39.60	0.76		6.61		7.37	(0.77)	—	(0.77)	46.20	18.87	352,589	0.43	0.43	0.54	1.78	6
2012	31.03	0.64		8.51		9.15	(0.58)	—	(0.58)	39.60	29.74	294,234	0.43	0.43	0.54	1.76	18
2011	31.30	0.55		(0.26	)(5)	0.29	(0.56)	—	(0.56)	31.03	0.75	255,345	0.43	0.43	0.53	1.61	61
2010	29.01	0.56		2.29		2.85	(0.56)	—	(0.56)	31.30	9.93	325,796	0.43	0.43	0.54	1.85	20
2009	32.43	0.57		(3.12)		(2.55)	(0.61)	(0.26)	(0.87)	29.01	(7.33)	451,069	0.43	0.43	0.55	2.31	29

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	217

Financial Highlights (Continued)

For the period ended March 31, 2014 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
S&P 500 Index Fund (continued)
Class E
2014**	$46.45	$0.66	$5.01		$5.67	$(0.66)	$(1.07)	$(1.73)	$50.39	12.36%	$2,256,358	0.25%	0.25%	0.29%	1.82%	9%
2013	39.79	0.85	6.65		7.50	(0.84)	—	(0.84)	46.45	19.11	2,365,696	0.25	0.25	0.29	1.99	6
2012	31.17	0.71	8.54		9.25	(0.63)	—	(0.63)	39.79	29.97	2,580,512	0.25	0.25	0.29	1.92	18
2011	31.42	0.61	(0.25	)(5)	0.36	(0.61)	—	(0.61)	31.17	0.96	1,195,729	0.25	0.25	0.29	1.76	61
2010	29.12	0.61	2.29		2.90	(0.60)	—	(0.60)	31.42	10.10	1,046,410	0.25	0.25	0.29	2.02	20
2009	32.54	0.61	(3.12)		(2.51)	(0.65)	(0.26)	(0.91)	29.12	(7.16)	855,876	0.25	0.25	0.30	2.44	29
Class I
2014**	$46.38	$0.51	$5.05		$5.56	$(0.51)	$(1.07)	$(1.58)	$50.36	12.13%	$7,647	0.65%	0.65%	0.79%	1.42%	9%
2013	39.73	0.67	6.65		7.32	(0.67)	—	(0.67)	46.38	18.60	7,577	0.65	0.65	0.79	1.58	6
2012	31.12	0.56	8.54		9.10	(0.49)	—	(0.49)	39.73	29.46	8,500	0.65	0.65	0.79	1.53	18
2011	31.37	0.47	(0.25	)(5)	0.22	(0.47)	—	(0.47)	31.12	0.56	7,198	0.65	0.65	0.79	1.35	61
2010	29.07	0.49	2.29		2.78	(0.48)	—	(0.48)	31.37	9.66	8,341	0.65	0.65	0.79	1.63	20
2009	32.47	0.51	(3.12)		(2.61)	(0.53)	(0.26)	(0.79)	29.07	(7.53)	8,566	0.65	0.65	0.80	2.07	29
Small Cap Fund
Class A
2014**	$13.32	$(0.01)	$1.29		$1.28	$— *	$(0.89)	$(0.89)	$13.71	10.00%	$470,003	1.14%	1.14%	1.27%	(0.14)%	35%
2013	10.62	0.01	3.25		3.26	(0.05)	(0.51)	(0.56)	13.32	32.40	410,780	1.14	1.14	1.28	0.08	72
2012	9.51	0.01	2.67		2.68	(0.01)	(1.56)	(1.57)	10.62	29.93	254,051	1.14	1.15	1.28	0.08	114
2011	11.14	(0.01)	(0.55)		(0.56)	(0.01)	(1.06)	(1.07)	9.51	(6.54)	203,909	1.14	1.14	1.28	(0.09)	123
2010(9)	10.00	0.01	1.15		1.16	(0.01)	(0.01)	(0.02)	11.14	11.64	223,978	1.14	1.14	1.29	0.10	115
Small Cap Value Fund
Class A
2014**	$23.24	$0.09	$2.37		$2.46	$(0.10)	$(0.20)	$(0.30)	$25.40	10.63%	$411,997	1.14%	1.14%	1.28%	0.45%	28%
2013	18.23	0.17	5.03		5.20	(0.19)	—	(0.19)	23.24	28.73	391,113	1.14	1.14	1.28	0.84	51
2012	14.26	0.11	4.02		4.13	(0.16)	—	(0.16)	18.23	29.04	405,106	1.14	1.15	1.28	0.64	53
2011	15.45	0.07	(1.16)		(1.09)	(0.10)	—	(0.10)	14.26	(7.15)	377,222	1.14	1.14	1.28	0.41	70
2010	13.66	0.07	1.82		1.89	(0.10)	—	(0.10)	15.45	13.93	535,938	1.14	1.15	1.29	0.46	69
2009	15.38	0.11	(1.62)		(1.51)	(0.13)	(0.08)	(0.21)	13.66	(9.31)	638,341	1.14	1.16	1.29	1.03	110
Class I
2014**	$23.09	$0.06	$2.35		$2.41	$(0.06)	$(0.20)	$(0.26)	$25.24	10.48%	$5,056	1.36%	1.36%	1.53%	0.22%	28%
2013	18.10	0.11	5.02		5.13	(0.14)	—	(0.14)	23.09	28.51	5,308	1.36	1.36	1.53	0.55	51
2012	14.15	0.07	3.99		4.06	(0.11)	—	(0.11)	18.10	28.78	4,368	1.36	1.37	1.53	0.42	53
2011	15.34	0.03	(1.15)		(1.12)	(0.07)	—	(0.07)	14.15	(7.40)	3,908	1.36	1.36	1.53	0.20	70
2010	13.56	0.04	1.81		1.85	(0.07)	—	(0.07)	15.34	13.73	6,933	1.36	1.37	1.54	0.25	69
2009	15.29	0.08	(1.62)		(1.54)	(0.11)	(0.08)	(0.19)	13.56	(9.59)	7,389	1.36	1.38	1.54	0.77	110
Small Cap Growth Fund
Class A
2014**	$24.63	$(0.06)	$2.44		$2.38	$— *	$—	$—	$27.01	9.67%	$366,399	1.11%	1.11%	1.27%	(0.46)%	28%
2013	18.57	(0.02)	6.16		6.14	(0.08)	—	(0.08)	24.63	33.21	353,097	1.11	1.11	1.28	(0.08)	81
2012	14.20	(0.02)	4.39		4.37	—	—	—	18.57	30.77	300,972	1.11	1.12	1.28	(0.13)	110
2011	14.69	(0.07)	(0.42)		(0.49)	—	—	—	14.20	(3.34)	272,275	1.11	1.12	1.28	(0.43)	125
2010	12.96	(0.03)	1.76		1.73	— (2)	—	—	14.69	13.36	380,910	1.11	1.11	1.29	(0.21)	99
2009	13.98	0.02	(1.04)		(1.02)	— *	—	—	12.96	(7.27)	478,405	1.11	1.12	1.29	0.17	163
Class I
2014**	$23.93	$(0.09)	$2.37		$2.28	$—	$—	$—	$26.21	9.53%	$3,750	1.36%	1.36%	1.52%	(0.71)%	28%
2013	18.04	(0.07)	5.99		5.92	(0.03)	—	(0.03)	23.93	32.86	3,384	1.36	1.36	1.53	(0.35)	81
2012	13.82	(0.06)	4.28		4.22	—	—	—	18.04	30.54	2,650	1.36	1.37	1.53	(0.38)	110
2011	14.34	(0.12)	(0.40)		(0.52)	—	—	—	13.82	(3.63)	2,826	1.36	1.37	1.53	(0.69)	125
2010	12.68	(0.06)	1.72		1.66	—	—	—	14.34	13.09	3,703	1.36	1.36	1.54	(0.45)	99
2009	13.71	(0.02)	(1.01)		(1.03)	—	—	—	12.68	(7.51)	3,975	1.36	1.37	1.55	(0.17)	163
Tax-Managed Small/Mid Cap Fund
Class A
2014**	$17.10	$0.01	$1.85		$1.86	$(0.01)	$(0.87)	$(0.88)	$18.08	11.21%	$567,728	1.11%	1.11%	1.28%	0.16%	28%
2013	13.26	0.04	3.86		3.90	(0.06)	—	(0.06)	17.10	29.54	486,216	1.11	1.11	1.28	0.30	67
2012	10.39	0.03	2.88		2.91	(0.04)	—	(0.04)	13.26	28.09	336,339	1.11	1.12	1.28	0.24	67
2011	10.81	0.02	(0.41)		(0.39)	(0.03)	—	(0.03)	10.39	(3.66)	255,297	1.11	1.12	1.29	0.17	105
2010	9.42	0.03	1.39		1.42	(0.03)	—	(0.03)	10.81	15.05	300,343	1.11	1.13	1.29	0.30	75
2009	10.16	0.04	(0.73)		(0.69)	(0.05)	—	(0.05)	9.42	(6.62)	262,464	1.11	1.15	1.30	0.50	136

218	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

	Net Asset Value, Beginning of Period	Net Investment Income (1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Mid-Cap Fund
Class A
2014**	$24.64	$0.05	$3.10	$3.15	$(0.05)		$(0.74)	$(0.79)	$27.00	13.05%	$103,045	1.02%	1.02%	1.03%	0.35%	33%
2013	19.30	0.11	5.37	5.48	(0.14)		—	(0.14)	24.64	28.52	107,487	1.02	1.02	1.03	0.52	108
2012	14.99	0.09	4.32	4.41	(0.10)		—	(0.10)	19.30	29.50	85,119	1.02	1.02	1.04	0.53	81
2011	15.80	0.06	(0.79)	(0.73)	(0.08)		—	(0.08)	14.99	(4.67)	74,200	1.02	1.04	1.06	0.36	151
2010	13.92	0.08	1.88	1.96	(0.08)		—	(0.08)	15.80	14.13	124,569	1.02	1.04	1.04	0.51	185
2009	14.87	0.11	(0.94)	(0.83)	(0.12)		—	(0.12)	13.92	(5.34)	119,872	1.02	1.02	1.04	0.95	143
Class I
2014**	$24.64	$0.01	$3.11	$3.12	$(0.01)		$(0.74)	$(0.75)	$27.01	12.92%	$1,338	1.26%	1.26%	1.28%	0.09%	33%
2013	19.30	0.06	5.37	5.43	(0.09)		—	(0.09)	24.64	28.20	1,558	1.26	1.26	1.28	0.27	108
2012	14.99	0.05	4.32	4.37	(0.06)		—	(0.06)	19.30	29.21	1,088	1.26	1.26	1.29	0.28	81
2011	15.81	0.03	(0.81)	(0.78)	(0.04)		—	(0.04)	14.99	(4.95)	940	1.26	1.28	1.31	0.18	151
2010	13.92	0.04	1.89	1.93	(0.04)		—	(0.04)	15.81	13.91	623	1.26	1.28	1.29	0.30	185
2009	14.86	0.05	(0.89)	(0.84)	(0.10)		—	(0.10)	13.92	(5.47)	274	1.26	1.26	1.30	0.48	143
U.S. Managed Volatility Fund
Class A
2014**	$16.09	$0.11	$1.96	$2.07	$(0.16)		$(1.21)	$(1.37)	$16.79	13.42%	$974,765	1.00%	1.00%	1.27%	1.34%	42%
2013	13.96	0.27	2.25	2.52	(0.27)		(0.12)	(0.39)	16.09	18.39	851,119	1.00	1.00	1.27	1.78	39
2012	11.49	0.22	2.45	2.67	(0.20)		—	(0.20)	13.96	23.41	635,298	1.00	1.00	1.28	1.72	48
2011	10.81	0.16	0.67	0.83	(0.15)		—	(0.15)	11.49	7.63	452,489	1.00	1.00	1.28	1.33	71
2010	9.65	0.14	1.16	1.30	(0.14)		—	(0.14)	10.81	13.61	415,669	1.00	1.00	1.29	1.37	53
2009	11.25	0.13	(1.59)	(1.46)	(0.14)		—	(0.14)	9.65	(12.88)	380,987	1.00	1.00	1.29	1.56	126
Class I
2014**	$16.07	$0.09	$1.96	$2.05	$(0.13)		$(1.21)	$(1.34)	$16.78	13.31%	$1,177	1.25%	1.25%	1.52%	1.07%	42%
2013	13.93	0.23	2.25	2.48	(0.22)		(0.12)	(0.34)	16.07	18.10	1,230	1.25	1.25	1.52	1.52	39
2012	11.47	0.22	2.41	2.63	(0.17)		—	(0.17)	13.93	23.08	709	1.25	1.25	1.53	1.62	48
2011	10.79	0.14	0.66	0.80	(0.12)		—	(0.12)	11.47	7.39	52	1.25	1.25	1.53	1.14	71
2010	9.63	0.11	1.17	1.28	(0.12)		—	(0.12)	10.79	13.38	37	1.25	1.25	1.54	1.08	53
2009	11.24	0.12	(1.61)	(1.49)	(0.12)		—	(0.12)	9.63	(13.17)	17	1.25	1.25	1.55	1.38	126
Global Managed Volatility Fund
Class A
2014**	$11.00	$0.07	$0.83	$0.90	$(0.50)		$(0.53)	$(1.03)	$10.87	8.58%	$1,576,168	1.11%	1.11%	1.28%	1.36%	42%
2013	9.80	0.23	1.22	1.45	(0.25)		—	(0.25)	11.00	15.12	1,399,316	1.11	1.11	1.28	2.09	60
2012	8.53	0.20	1.07	1.27	—		—	—	9.80	14.89	928,141	1.11	1.11	1.30	2.19	48
2011	8.21	0.18	0.14	0.32	—		—	—	8.53	3.90	522,646	1.11	1.11	1.29	2.11	68
2010	7.82	0.13	0.29	0.42	(0.03	)(2)	—	(0.03)	8.21	5.37	330,526	1.11	1.11	1.31	1.62	91
2009	9.07	0.12	(1.37)	(1.25)	—		—	—	7.82	(13.78)	213,773	1.13 (3)	1.13 (3)	1.35	1.59	155
Class I
2014**	$10.84	$0.06	$0.81	$0.87	$(0.48)		$(0.53)	$(1.01)	$10.70	8.41%	$1,008	1.36%	1.36%	1.53%	1.09%	42%
2013	9.66	0.20	1.21	1.41	(0.23)		—	(0.23)	10.84	14.91	954	1.36	1.36	1.54	1.85	60
2012	8.44	0.22	1.00	1.22	—		—	—	9.66	14.45	320	1.36	1.36	1.55	2.32	48
2011	8.15	0.15	0.14	0.29	—		—	—	8.44	3.56	21	1.36	1.36	1.54	1.78	68
2010	7.76	0.16	0.25	0.41	(0.02	)(2)	—	(0.02)	8.15	5.32	64	1.36	1.36	1.57	2.00	91
2009	9.02	0.11	(1.37)	(1.26)	—		—	—	7.76	(13.97)	17	1.38 (3)	1.38 (3)	1.62	1.56	155
Tax-Managed Managed Volatility Fund
Class A
2014**	$12.70	$0.09	$1.45	$1.54	$(0.13)		$(0.51)	$(0.64)	$13.60	12.44%	$707,135	1.00%	1.00%	1.27%	1.38%	36%
2013	11.28	0.22	1.75	1.97	(0.22)		(0.33)	(0.55)	12.70	18.24	621,530	1.00	1.00	1.27	1.86	28
2012	9.77	0.18	1.87	2.05	(0.16)		(0.38)	(0.54)	11.28	21.70	442,074	1.00	1.00	1.28	1.71	30
2011	9.24	0.14	0.52	0.66	(0.13)		—	(0.13)	9.77	7.13	279,408	1.00	1.00	1.28	1.41	63
2010	8.14	0.12	1.10	1.22	(0.12)		—	(0.12)	9.24	15.17	236,402	1.00	1.00	1.29	1.39	28
2009	9.02	0.12	(0.88)	(0.76)	(0.12)		—	(0.12)	8.14	(8.28)	172,265	1.00	1.00	1.29	1.69	94
Real Estate Fund
Class A
2014**	$15.42	$0.15	$1.21	$1.36	$(0.17)		$—	$(0.17)	$16.61	8.93%	$218,556	1.14%	1.14%	1.28%	1.95%	27%
2013	14.97	0.14	0.50	0.64	(0.19)		—	(0.19)	15.42	4.30	207,876	1.14	1.14	1.27	0.91	74
2012	11.67	0.08	3.34	3.42	(0.12)		—	(0.12)	14.97	29.44	191,484	1.14	1.14	1.28	0.55	68
2011	11.58	0.04	0.25	0.29	(0.20)		—	(0.20)	11.67	2.41	142,538	1.14	1.14	1.28	0.33	83
2010	9.42	0.05	2.46	2.51	(0.35	)(10)	—	(0.35)	11.58	27.37	220,866	1.14	1.15	1.29	0.50	69
2009	13.73	0.16	(4.18)	(4.02)	(0.29	)(2)	—	(0.29)	9.42	(28.69)	221,228	1.14	1.15	1.29	2.08	97

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	219

Financial Highlights/Consolidated Financial Highlights

For the period ended March 31, 2014 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Real Estate Fund (continued)
Class I
2014**	$15.39	$0.14		$1.20	$1.34	$(0.13)		$—	$(0.13)	$16.60	8.77%	$551	1.36%	1.36%	1.53%	1.73%	27%
2013	14.93	0.10		0.51	0.61	(0.15)		—	(0.15)	15.39	4.09	565	1.36	1.36	1.52	0.65	74
2012	11.64	0.05		3.33	3.38	(0.09)		—	(0.09)	14.93	29.16	606	1.36	1.36	1.53	0.33	68
2011	11.57	(0.01)		0.28	0.27	(0.20)		—	(0.20)	11.64	2.19	445	1.36	1.36	1.53	(0.07)	83
2010	9.41	—	*	2.49	2.49	(0.33	)(10)	—	(0.33)	11.57	27.12	306	1.36	1.37	1.54	0.00	69
2009	13.72	0.09		(4.12)	(4.03)	(0.28	)(2)	—	(0.28)	9.41	(28.83)	132	1.36	1.37	1.55	1.26	97
Enhanced Income Fund
Class A
2014**	$7.61	$0.07		$0.02	$0.09	$(0.10)		$—	$(0.10)	$7.60	1.26%	$227,972	0.60%	0.60%	1.05%	1.77%	49%
2013	7.57	0.16		0.03	0.19	(0.15)		—	(0.15)	7.61	2.50	194,821	0.60	0.60	1.05	2.08	170
2012	7.36	0.18		0.20	0.38	(0.17)		—	(0.17)	7.57	5.30	161,037	0.60	0.60	1.05	2.41	198
2011	7.46	0.20		(0.14)	0.06	(0.16)		—	(0.16)	7.36	0.83	158,936	0.60	0.60	1.05	2.61	174
2010	7.21	0.18		0.30	0.48	(0.23)		—	(0.23)	7.46	6.78	137,223	0.60	0.60	1.06	2.45	77
2009	8.21	0.29		(1.09)	(0.80)	(0.20)		—	(0.20)	7.21	(9.56)	233,747	0.60	0.60	1.06	4.30	132
Class I
2014**	$7.59	$0.06		$0.03	$0.09	$(0.09)		$—	$(0.09)	$7.59	1.20%	$356	0.85%	0.85%	1.30%	1.52%	49%
2013	7.56	0.14		0.02	0.16	(0.13)		—	(0.13)	7.59	2.17	368	0.85	0.85	1.30	1.85	170
2012	7.36	0.15		0.21	0.36	(0.16)		—	(0.16)	7.56	4.93	69	0.85	0.85	1.30	2.11	198
2011	7.45	0.18		(0.12)	0.06	(0.15)		—	(0.15)	7.36	0.72	19	0.85	0.85	1.30	2.36	174
2010	7.20	0.16		0.29	0.45	(0.20)		—	(0.20)	7.45	6.35	16	0.85	0.85	1.33	2.21	77
2009	8.20	0.25		(1.06)	(0.81)	(0.19)		—	(0.19)	7.20	(9.79)	45	0.85	0.85	1.31	3.73	132
Core Fixed Income Fund
Class A
2014**	$11.20	$0.15		$0.12	$0.27	$(0.15)		$—	$(0.15)	$11.32	2.44%	$1,959,734	0.67%	0.67%	0.85%	2.66%	181%
2013	11.64	0.30		(0.42)	(0.12)	(0.32)		—	(0.32)	11.20	(1.09)	1,904,623	0.67	0.67	0.85	2.57	342
2012	11.14	0.33		0.61	0.94	(0.35)		(0.09)	(0.44)	11.64	8.67	2,172,794	0.67	0.67	0.85	2.93	349
2011	10.93	0.36		0.22	0.58	(0.37)		—	(0.37)	11.14	5.43	2,185,135	0.71 (4)	0.71 (4)	0.89 (4)	3.25	473
2010	9.98	0.44		0.95	1.39	(0.44)		—	(0.44)	10.93	14.25	2,335,314	0.67	0.67	0.85	4.20	283
2009	9.37	0.50		0.62	1.12	(0.51)		—	(0.51)	9.98	12.55	2,450,746	0.67	0.67	0.86	5.42	329
Class I
2014**	$11.19	$0.14		$0.13	$0.27	$(0.14)		$—	$(0.14)	$11.32	2.42%	$10,883	0.89%	0.89%	1.10%	2.44%	181%
2013	11.63	0.27		(0.42)	(0.15)	(0.29)		—	(0.29)	11.19	(1.31)	14,128	0.89	0.89	1.10	2.34	342
2012	11.13	0.31		0.61	0.92	(0.33)		(0.09)	(0.42)	11.63	8.44	14,944	0.89	0.89	1.10	2.71	349
2011	10.92	0.33		0.23	0.56	(0.35)		—	(0.35)	11.13	5.20	15,701	0.93 (4)	0.93 (4)	1.14 (4)	3.03	473
2010	9.97	0.41		0.96	1.37	(0.42)		—	(0.42)	10.92	14.01	17,445	0.89	0.89	1.10	3.96	283
2009	9.36	0.48		0.62	1.10	(0.49)		—	(0.49)	9.97	12.32	13,658	0.89	0.89	1.11	5.21	329
U.S. Fixed Income Fund
Class A
2014**	$10.15	$0.10		$0.07	$0.17	$(0.10)		$—	$(0.10)	$10.22	1.73%	$1,047,770	0.66%	0.66%	0.86%	2.00%	184%
2013	10.84	0.19		(0.36)	(0.17)	(0.21)		(0.31)	(0.52)	10.15	(1.61)	1,022,233	0.66	0.66	0.86	1.85	319
2012	10.70	0.25		0.44	0.69	(0.27)		(0.28)	(0.55)	10.84	6.68	898,450	0.66	0.66	0.87	2.34	322
2011	10.81	0.30		0.26	0.56	(0.32)		(0.35)	(0.67)	10.70	5.43	972,449	0.66	0.66	0.87	2.85	337
2010	10.28	0.33		0.60	0.93	(0.36)		(0.04)	(0.40)	10.81	9.22	877,709	0.66	0.66	0.86	3.12	299
2009(7)	10.00	0.08		0.27	0.35	(0.07)		—	(0.07)	10.28	3.55	677,723	0.66	0.66	0.87	3.23	51
High Yield Bond Fund
Class A
2014**	$7.68	$0.22		$0.22	$0.44	$(0.22)		$(0.04)	$(0.26)	$7.86	5.81%	$2,109,519	0.89%	0.89%	1.12%	5.62%	29%
2013	7.59	0.48		0.07	0.55	(0.46)		—	(0.46)	7.68	7.39	1,989,355	0.89	0.89	1.12	6.13	74
2012	6.92	0.53		0.68	1.21	(0.51)		(0.03)	(0.54)	7.59	18.04	1,752,357	0.89	0.89	1.12	7.23	65
2011	7.27	0.55		(0.32)	0.23	(0.54)		(0.04)	(0.58)	6.92	2.96	1,316,158	0.89	0.89	1.13	7.38	82
2010	6.52	0.64		0.74	1.38	(0.61)		(0.02)	(0.63)	7.27	21.98	1,503,070	0.89	0.89	1.13	9.22	113
2009	6.57	0.60		(0.02)	0.58	(0.56)		(0.07)	(0.63)	6.52	11.88	1,289,964	0.89	0.89	1.15	11.03	98
Class I
2014**	$7.49	$0.20		$0.22	$0.42	$(0.20)		$(0.04)	$(0.24)	$7.67	5.72%	$37,193	1.11%	1.11%	1.37%	5.40%	29%
2013	7.40	0.45		0.07	0.52	(0.43)		—	(0.43)	7.49	7.19	38,849	1.11	1.11	1.38	6.07	74
2012	6.82	0.50		0.59	1.09	(0.48)		(0.03)	(0.51)	7.40	16.54	14,161	1.11	1.11	1.38	6.91	65
2011	7.28	0.53		(0.42)	0.11	(0.53)		(0.04)	(0.57)	6.82	1.19	915	1.11	1.11	1.37	7.06	82
2010	6.53	0.63		0.74	1.37	(0.60)		(0.02)	(0.62)	7.28	21.76	1,846	1.11	1.11	1.40	8.96	113
2009	6.58	0.58		(0.01)	0.57	(0.55)		(0.07)	(0.62)	6.53	11.65	200	1.11	1.11	1.40	10.45	98

220	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Real Return Fund
Class A
2014**	$10.19	$(0.06)	$0.03	$(0.03)	$—		$(0.04)	$(0.04)	$10.12	(0.28)%	$289,810	0.45%		0.45%		0.85%		(1.10)%	11%
2013	10.67	0.05	(0.23)	(0.18)	(0.06)		(0.24)	(0.30)	10.19	(1.72)	308,821	0.45		0.45		0.84		0.48	72
2012	10.60	0.05	0.23	0.28	(0.14)		(0.07)	(0.21)	10.67	2.66	283,646	0.45		0.45		0.85		0.48	137
2011	10.51	0.33	0.13	0.46	(0.27)		(0.10)	(0.37)	10.60	4.51	373,560	0.45		0.45		0.85		3.06	77
2010	10.19	0.12	0.40	0.52	(0.19)		(0.01)	(0.20)	10.51	5.20	240,925	0.45		0.45		0.86		1.18	94
2009(7)	10.00	0.10	0.09	0.19	—		—	—	10.19	1.90	83,568	0.45		0.45		0.88		4.11	23
Multi-Strategy Alternative Fund
Class A
2014**	$9.79	$0.04	$0.33	$0.37	$(0.08)		$—	$(0.08)	$10.08	3.76%	$466,144	0.69	%(17)	0.69	%(17)	2.19	%(18)	0.88%	44%
2013	9.62	0.07	0.15	0.22	(0.05)		—	(0.05)	9.79	2.33	426,733	0.73	(16)	0.73	(16)	2.22	(16)	0.71	139
2012	9.57	0.07	0.17	0.24	(0.19)		—	(0.19)	9.62	2.50	334,914	0.65	(11)	0.65	(11)	2.15	(11)	0.68	44
2011	9.93	0.20	(0.41)	(0.21)	(0.15)		—	(0.15)	9.57	(2.16)	292,006	0.50		0.50		2.13		1.76	25
2010(6)	10.00	(0.02)	(0.05)	(0.07)	—		—	—	9.93	(0.70)	191,055	0.50		0.50		2.19		(0.42)	49
Multi-Asset Accumulation Fund
Class A
2014**	$10.30	$(0.05)	$0.55	$0.50	$—	*	$(0.32)	$(0.32)	$10.48	5.01%	$1,637,023	1.17%		1.17%		1.45%		(1.01)%	54%
2013	10.51	(0.05)	0.17	0.12	(0.01)		(0.32)	(0.33)	10.30	1.12	1,414,563	1.17		1.17		1.37		(0.52)	104
2012(8)	10.00	(0.02)	0.57	0.55	(0.04)		—	(0.04)	10.51	5.51	959,727	1.17		1.17		1.39		(0.46)	38
Multi-Asset Income Fund
Class A
2014**	$10.60	$0.26	$0.28	$0.54	$(0.25)		$(0.17)	$(0.42)	$10.72	5.23%	$312,813	0.85	%(18)	0.85	%(18)	1.27	%(19)	4.86%	36%
2013	10.35	0.67	0.17 ††	0.84	(0.52)		(0.07)	(0.59)	10.60	8.24	230,356	0.98	(18)	0.98	(18)	1.40	(19)	6.22	89
2012(8)	10.00	0.23	0.30	0.53	(0.18)		—	(0.18)	10.35	5.37	84,499	0.89	(12)	0.89	(12)	1.36	(12)	4.88	25
Multi-Asset Inflation Managed Fund
Class A
2014**	$9.42	$— *	$0.04	$0.04	$—		$—	$—	$9.46	0.42%	$830,379	0.96	%(14)	0.96	%(14)	1.23	%(14)	0.05%	60%
2013	10.10	0.06	(0.69)	(0.63)	(0.04)		(0.01)	(0.05)	9.42	(6.27)	766,368	0.93	(14)	0.93	(14)	1.20	(14)	0.59	61
2012(8)	10.00	0.02	0.13	0.15	(0.05	)(13)	—	(0.05)	10.10	1.54	540,255	0.93	(15)	0.93	(15)	1.22	(15)	0.47	19
Multi-Asset Capital Stability Fund
Class A
2014**	$9.94	$(0.01)	$0.11	$0.10	$—		$(0.02)	$(0.02)	$10.02	1.05%	$501,175	0.62%		0.62%		1.02%		(0.26)%	149%
2013	10.14	(0.02)	(0.10)	(0.12)	(0.01)		(0.07)	(0.08)	9.94	(1.23)	486,926	0.62		0.62		1.02		(0.22)	410
2012(8)	10.00	(0.01)	0.15	0.14	—	*	—	— *	10.14	1.40	347,861	0.62		0.62		1.02		(0.29)	180

†	Returns and turnover rates are for the period indicated and have not been annualized.
††	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.
*	Amount represents less than $0.01.
**	For the six month period ended March 31, 2014. All ratios for the period have been annualized.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
(2)	Includes return of capital of less than $0.01.
(3)	The expense ratios include overdraft fees. Had these fees been excluded the ratios would have been 1.11% and 1.36% for Class A and Class I, respectively.
(4)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.67%, 0.67% and 0.85% for Class A and 0.89%, 0.89% and 1.10% for Class I, respectively.
(5)	The amount shown for the year ended September 30, 2011, for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.
(6)	Commenced operations on March 31, 2010. All ratios for the period have been annualized.
(7)	Commenced operations on July 2, 2009. All ratios for the period have been annualized.
(8)	Commenced operations on April 9, 2012. All ratios for the period have been annualized.
(9)	Commenced operations on October 1, 2009. All ratios for the period have been annualized.
(10)	Includes return of capital of $0.10.
(11)	The expense ratio includes dividend expense. Had this expense been excluded the ratios would have been 0.63%, 0.63% and 2.13%.
(12)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.76%, 0.76% and 1.23%.
(13)	Includes return of capital of $0.04.
(14)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.90%, 0.90% and 1.17%.
(15)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.90%, 0.90% and 1.19%.
(16)	The expense ratio includes dividend expense and other expenses outside of the cap. Had this expense been excluded the ratios would have been 0.60%, 0.60% and 2.09%.
(17)	The expense ratio includes dividend expense and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.63%, 0.63% and 2.13%.
(18)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.80%, 0.80% and 1.22%.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	221

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited)

March 31, 2014

1. ORGANIZATION

SEI Institutional Managed Trust (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated October 20, 1986.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 25 funds: Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond, Real Return, Prime Obligation, Multi-Strategy Alternative, Multi-Asset Accumulation, Multi-Asset Income, Multi-Asset Inflation Managed and Multi-Asset Capital Stability Funds (each a “Fund,” collectively the “Funds”) each of which are diversified Funds, with the exception of the Real Estate, Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds.

The Accumulation Commodity Strategy Subsidiary, Ltd. and Inflation Commodity Strategy Subsidiary, Ltd. are both wholly-owned subsidiaries of the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds, respectively, (each a “Subsidiary”, collectively the “Subsidiaries”). Each Subsidiary is organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds and their respective subsidiaries have been consolidated in the Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and Consolidated Statement of Cash Flows.

The Trust is registered to offer: Class A shares of the Funds; Class E shares of the S&P 500 Fund; Class I shares of the Large Cap, Large Cap Value, Large Cap Growth, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond and Real Return Funds; and Class Y shares of the Tax-Managed Large Cap Fund. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective and its principal strategies and risks.

As of March 31, 2014, the Prime Obligation Fund has not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. SEI Investments Management Corporation (“SIMC”) or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, continuously monitors the reliability of prices obtained from any pricing service and will notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Trust’s Fair Value Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are determined to be unreliable or cannot be valued using methodologies described above are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through the Committee designated by the Trust’s Board of Trustees. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates. The Committee provides regular reports to the Board concerning investments for which market prices are not readily available or may be unreliable. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: (i) the facts giving rise to the need to fair value; (ii) the last trade price; (iii) the performance of

222	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

the market or the issuer’s industry; (iv) the liquidity of the security; (v) the size of the holding in a Fund; or (vi) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Trust’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Global Managed Volatility Fund also uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Global Managed Volatility Fund will value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

The assets of the Multi-Strategy Alternative Fund consist primarily of investments in underlying registered investment companies, which are valued at their respective daily net assets in accordance with pricing procedures approved by their respective Boards.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	223

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the six month period ended March 31, 2014, maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six month period ended March 31, 2014, there have been no significant changes to the Trust’s fair valuation methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of March 31, 2014. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Multi-Asset Income Fund

Assets	Fair Value (in Thousands) at March 31, 2014	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Collateralized loan obligations	$14,491	Option Adjusted Spread off 2/28/2014 broker quote	Indicative Quote	227L-783L

	1,457	Option Adjusted Spread off 3/20/2014 trade price	Trade Price	693L

	980	Option Adjusted Spread off 3/5/2014 trade price	Trade Price	320L

	1,391	Option Adjusted Spread off late 2/28/2014 broker price	Indicative Quote	331L-449L

Total Collateralized Debt Obligations	18,319

Asset-Backed	4,722	Option Adjusted Spread off 2/28/2014 broker quote	Indicative Quote	268L-549L

	433	Option Adjusted Spread off late 2/28/2014 broker price	Indicative Quote	561L

Total Asset-Backed	5,155

Corporate Obligations	41	1/31/2014 trade price	Trade Price	100

	466	Option Adjusted Spread off 1/31/2014 trade price	Trade Price	354L

Total Corporate Obligations	507

Loan Participations	5,003	2/28/2014 late broker price	Indicative Quote	101

	940	2/28/2014 single broker quote	Indicative Quote	100.75

	2,876	Monthly model price	Indicative Quote	98-100.25

	3,007	Option Adjusted Spread off 2/28/2014 broker quote	Indicative Quote	238L

Total Loan Participations	11,826

The unobservable inputs used to determine fair value of reoccurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase

224	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Reverse Repurchase Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. Reverse repurchase agreements outstanding as of March 31, 2014 were as follows:

MULTI-ASSET INCOME FUND

Principal Amount ($ Thousands)	Counterparty	Value ($ Thousands)
$(8,446)	Credit Suisse 0.65%	$(8,446)
(7,435)	Credit Suisse 0.65%	(7,435)
(2,578)	Barclays, 0.75%	(2,578)
(2,509)	Credit Suisse 0.75%	(2,509)
(1,670)	Barclays, 0.75%	(1,670)
(1,618)	Barclays, 0.75%	(1,618)
(1,542)	Barclays, 0.58%	(1,542)
(1,516)	Barclays, 0.70%	(1,516)
(1,188)	Barclays, 0.90%	(1,188)
(1,106)	Barclays, 0.70%	(1,106)
(890)	Barclays, 0.90%	(890)
(738)	Credit Suisse 0.45%	(738)
(296)	Bank of America, 1.83%	(296)

		$(31,532)

MULTI-ASSET INFLATION MANAGED FUND

Principal Amount ($ Thousands)	Counterparty	Value ($ Thousands)
$(39,367)	Barclays, 0.13%	$(39,367)
(24,650)	Bank of America, 0.11%	(24,650)
(19,742)	Barclays, 0.12%	(19,742)
(13,929)	Barclays, 0.07%	(13,929)
(12,650)	Bank of America, 0.08%	(12,650)
(11,989)	Barclays, 0.06%	(11,989)
(9,924)	Barclays, 0.07%	(9,924)
(7,445)	Barclays, 0.13%	(7,445)
(6,971)	Barclays, 0.06%	(6,971)
(6,918)	Bank of America, 0.11%	(6,918)
(5,090)	Bank of America, 0.08%	(5,090)

		$(158,675)

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative daily net assets.

Commodity-Linked Investments — To the extent consistent with its Investment Objective and Strategies, the Multi-Asset Accumulation Fund and the Multi-Asset Inflation Managed Fund may invest in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices. The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds may also invest in equity securities of issuers in commodity-related industries.

The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. The Subsidiary, unlike the Fund, may invest to a significant extent directly in commodities and in equity-linked securities and commodity-linked derivative instruments, including options, futures contracts, swaps, options on futures contracts and commodity-linked structured notes. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. A Fund may invest up to 25% of its total assets in its Subsidiary.

In order for a Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income. To the extent the Multi-Asset Accumulation and the Multi-Asset Inflation Managed Funds invests in such instruments directly, each Fund will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	225

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes.

The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open forward foreign currency contracts as of March 31, 2014, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open futures contracts as of March 31, 2014, if applicable.

Options/Swaptions Writing/Purchasing — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing fund securities or to enhance the Fund’s returns. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

The risk in writing a call option/swaption is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that the Funds may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is that the Funds pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open option/swaption contracts as of March 31, 2014, if applicable.

Securities Sold Short — To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

226	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (i) earmark on the books of the Fund or place in a segregated account cash or liquid securities at such a level that the amount earmarked or deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (ii) otherwise “cover” the Fund’s short position as required by the 1940 Act. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding securities sold short as of March 31, 2014, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy credit default swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations or Consolidated Statement of Operations. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments. for details regarding open swap agreements as of March 31, 2014, if applicable.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	227

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — At March 31, 2014, the following Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at March 31, 2014, were as follows:

	Number of Shares/ Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets

Small Cap Growth Fund
Value Creation	145,600	08/10/06	08/10/06	$1,491	$69	0.02%

Enhanced Income
JHT Holding, 2nd Lien	53,024	12/16/2008	12/16/2008	$53	$17	0.02%

High Yield Bond Fund
Aventine (Escrow Security)	$2,750	04/21/10	04/21/10	$—	$1	0.00%
CUI Acquisition Warrants	47,444	09/06/11	09/06/11	4,033	480	0.02
CUI Acquisition Warrants Cl J	1	09/06/11	09/06/11	—	90	0.01
Momentive Performance Materials PIK	2,334,033	12/07/40	12/07/10	2,236	438	0.02
United Air Lines	271,969	10/30/06	10/30/06	190	71	0.01
VSS AHC, Cl A	27,106	10/08/09	10/08/09	485	320	0.01

				$6,944	$1,400	0.07%

CI — Class

PIK — Payment-In-Kind

228	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Real Return, Multi-Strategy Alternative, Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds; are declared and paid annually for the Global Managed Volatility Fund; are declared daily and paid monthly for the Core Fixed Income, U.S. Fixed Income, High Yield Bond, the Multi-Asset Income and Multi-Asset Capital Stability Funds. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

Investments in Real Estate Investment Trust — With respect to the Real Estate Fund, dividend income is recorded based on the income included in distributions received from the Real Estate Investment Trust (“REIT”) investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Investment in Subsidiary — Each of the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds may invest in its own Subsidiary. By investing in a Subsidiary, each Fund is indirectly exposed to the risks associated with such Subsidiary’s investments. The commodity-related instruments held by a Subsidiary are generally similar to those that are permitted to be held by the applicable Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. A Subsidiary, however, is not registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Thus, the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds, as investors in their respective Subsidiary, will not have all of the protections offered to investors in registered investment companies.

However, each Fund wholly owns and controls its respective Subsidiary, and the Funds and the Subsidiaries are all managed by SIMC, making it unlikely that a Subsidiary will take action contrary to the interests of the applicable Fund or its shareholders. While a Subsidiary has its own Board of Directors (“Board”) that is responsible for overseeing the operations of such Subsidiary, the respective Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the respective Subsidiary, and the Fund’s role as the sole shareholder of such Subsidiary. It is not currently expected that shares of any Subsidiary will be sold or offered to investors other than the respective Fund.

Changes in the laws of the United States and/or the Cayman Islands or governmental interpretation of such laws, under which the Funds and the Subsidiaries, respectively, are organized, could result in the inability of a Fund and/or its respective Subsidiary to operate as intended and could negatively affect the Funds and their shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment return.

Redemption Fees — The Funds charge a redemption fee based on a redemption, or a series of redemptions from a single identifiable source that in the aggregate exceed a specified dollar threshold within any thirty day period, as presented below:

	Dollar Threshold ($Thousands)	Redemption Fee
Large Cap Fund	$50,000	0.50%
Large Cap Value Fund	50,000	0.50
Large Cap Growth Fund	50,000	0.50
Tax-Managed Large Cap Fund	50,000	0.50
S&P 500 Index Fund	50,000	0.15
Small Cap Fund	25,000	1.00
Small Cap Value Fund	25,000	1.00
Small Cap Growth Fund	25,000	1.00
Tax-Managed Small/Mid Cap Fund	25,000	1.00
Mid-Cap Fund	10,000	0.75
U.S. Managed Volatility Fund	25,000	0.50
Global Managed Volatility Fund	25,000	0.75
Tax-Managed Managed Volatility Fund	25,000	0.50
Real Estate Fund	10,000	1.00
Enhanced Income Fund	10,000	0.75
Core Fixed Income Fund	50,000	0.60
U.S. Fixed Income Fund	50,000	0.60
High Yield Bond Fund	25,000	1.00
Real Return Fund	10,000	0.25
Multi-Strategy Alternative Fund	25,000	0.25
Multi-Asset Accumulation Fund	25,000	0.75
Multi-Asset Income Fund	25,000	0.50
Multi-Asset Inflation Managed Fund	25,000	0.75
Multi-Asset Capital Stability Fund	10,000	0.25

For the period ended March 31, 2014, the Funds did not charge any redemption fees. Such fees, if any, are retained by the Funds for the benefit of the remaining shareholders.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a

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Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

As of March 31, 2014, the High Yield Bond Fund and Multi-Asset Inflation Managed Fund are the buyers (“receiving protection”) on a total notional amount of $17.9 million and $11.5 million, respectively. As of March 31, 2014, the Core Fixed Income Fund, Multi-Asset Inflation Managed Fund and Multi-Asset Capital Stability Fund are the sellers (“providing protection”) on a total notional amount of $3.1 million, $1.3 million and $44.6 million respectively. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

CORE FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$18,335	—	—	—	$18,335
Maximum potential amount of future payments	$3,080,000	—	—	—	$3,080,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held that the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

MULTI-ASSET INFLATION MANAGED FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$(72,889)	—	—	—	$(72,889)
Maximum potential amount of future payments	$1,258,035	—	—	—	$1,258,035
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held that the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

MULTI-ASSET CAPITAL STABILITY FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	—	—	$29,990	$(2,477,923)	$(2,447,933)
Maximum potential amount of future payments	—	—	$2,330,000	$42,296,717	$44,626,717
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held that the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

230	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
CORE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-400	—	—	$1,590,000	$1,490,000	—	$3,080,000
> than 400	—	—	—	—	—	—
Total	—	—	$1,590,000	$1,490,000	—	$3,080,000

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET INFLATION MANAGED FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-200	—	—	$1,258,035	—	—	$1,258,035
> than 200	—	—	—	—	—	—
Total	—	—	$1,258,035	—	—	$1,258,035

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET CAPITAL STABILITY FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-200	—	—	$18,032,611	—	—	$18,032,611
201-400	—	—	24,264,106	—	$2,330,000	26,594,106
> than 400	—	—	—	—	—	—
Total	—	—	$42,296,717	—	$2,330,000	$44,626,717

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the period. For Funds that held derivatives throughout the period with only one type of risk exposure, additional information can be found on the Summary Schedule of Investments, Schedule of Investments or Consolidated Schedule of Investments and the Statement of Operations or Consolidated Statement of Operations.

The fair value of derivative instruments as of March 31, 2014 was as follows:

	Asset Derivatives			Liability Derivatives
	For the six month period ended March 31, 2014 ($ Thousands)			For the six month period ended March 31, 2014 ($ Thousands)
	Statement of Assets and Liabilities/Consolidated Statements of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/Consolidated Statements of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:

Global Managed Volatility Fund
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$977	*	Net Assets — Unrealized depreciation on futures contracts	$68	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	851		Unrealized loss on forward foreign currency contracts	4,732

Total Derivatives not accounted for as hedging instruments		$1,828			$4,800

Core Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$876	*	Net Assets — Unrealized depreciation on futures contracts	$520	*
	Net Assets — Unrealized appreciation on swap contracts	1,386	†	Net Assets — Unrealized depreciation on swap contracts	976	†
	Options purchased, at value	—		Options written, at value	23
	Swaptions purchased, at value	1,189		Swaptions written, at value	280
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	72		Unrealized loss on forward foreign currency contracts	235
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	91	†	Net Assets — Unrealized depreciation on swap contracts	—

Total Derivatives not accounted for as hedging instruments		$3,614			$2,034

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Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

	Asset Derivatives			Liability Derivatives
	For the six month period ended March 31, 2014 ($ Thousands)			For the six month period ended March 31, 2014 ($ Thousands)
	Statement of Assets and Liabilities/Consolidated Statements of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/Consolidated Statements of Assets and Liabilities Location	Fair Value

U.S. Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$331	*	Net Assets — Unrealized depreciation on futures contracts	$384	*
	Net Assets — Unrealized appreciation on swap contracts	166	†	Net Assets — Unrealized depreciation on swap contracts	19	†
	Options purchased, at value	—		Options written, at value	8

Total Derivatives not accounted for as hedging instruments		$497			$411

Multi-Asset Accumulation Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$1,165	*	Net Assets — Unrealized depreciation on futures contracts	$3,163	*
	Net Assets — Unrealized appreciation on swap contracts	86	†	Net Assets — Unrealized depreciation on swap contracts	2,220	†
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	9,217	*	Net Assets — Unrealized depreciation on futures contracts	1,021	*
	Net Assets — Unrealized appreciation on swap contracts	1,043	†	Net Assets — Unrealized depreciation on swap contracts	—	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	3,117		Unrealized loss on forward foreign currency contracts	1,431
Commodity contracts	Net Assets — Unrealized appreciation on futures contracts	9,905	*	Net Assets — Unrealized depreciation on futures contracts	2,690	*
	Net Assets — Unrealized appreciation on swaps contracts	1,655	†	Net Assets — Unrealized depreciation on swap contracts	670	†

Total Derivatives not accounted for as hedging instruments		$26,188			$11,195

Multi-Asset Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on swap contracts	$—		Net Assets — Unrealized depreciation on swap contracts	$82	†
Equity contracts	Options purchased, at value	411		Options written, at value	—
	Net Assets — Unrealized appreciation on swaps contracts	745	†	Net Assets — Unrealized depreciation on swap contracts	9	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	62		Unrealized loss on forward foreign currency contracts	—

Total Derivatives not accounted for as hedging instruments		$1,218			$91

Multi-Asset Inflation Managed Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$278	*	Net Assets — Unrealized depreciation on futures contracts	$54	*
	Net Assets — Unrealized appreciation on swap contracts	371	†	Net Assets — Unrealized depreciation on swap contracts	73	†
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	—		Net Assets — Unrealized depreciation on futures contracts	159	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	141		Unrealized loss on forward foreign currency contracts	557
Commodity contracts	Net Assets — Unrealized appreciation on futures contracts	6,003	*	Net Assets — Unrealized depreciation on futures contracts	2,485	*
	Options purchased, at value	6		Options written, at value	—
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	61	†	Net Assets — Unrealized depreciation on swap contracts	124	†

Total Derivatives not accounted for as hedging instruments		$6,860			$3,452

232	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

	Asset Derivatives			Liability Derivatives
	For the six month period ended March 31, 2014 ($ Thousands)			For the six month period ended March 31, 2014 ($ Thousands)
	Statement of Assets and Liabilities/Consolidated Statements of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/Consolidated Statements of Assets and Liabilities Location	Fair Value

Multi-Asset Capital Stability Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$773	*	Net Assets — Unrealized depreciation on futures contracts	$220	*
	Net Assets — Unrealized appreciation on swap contracts	558	†	Net Assets — Unrealized depreciation on swap contracts	36	†
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	1,515	*	Net Assets — Unrealized depreciation on futures contracts	21	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	812		Unrealized loss on forward foreign currency contracts	34
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	446	†	Net Assets — Unrealized depreciation on swap contracts	34	†

Total Derivatives not accounted for as hedging instruments		$4,104			$345

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Summary Schedules of Investments, Schedules of Investments on Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities or Consolidated Statements of Assets and Liabilities.

†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments or Consolidated Schedule of Investments. Market Value is reported within the Statements of Assets & Liabilities or Consolidated Statements of Assets and Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statement of Operations for the six month period ended March 31, 2014.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Swaptions	Options	Futures	Forward Currency Contracts	Swaps	Total
Global Managed Volatility Fund
Equity contracts	$—	$—	$3,944	$—	$—	$3,944
Foreign exchange contracts	—	—	—	8,227	—	8,227
Total	$—	$—	$3,944	$8,227	$—	$12,171
Core Fixed Income Fund
Interest rate contracts	$(21)	$(105)	$(242)	$—	$(68)	$(436)
Foreign exchange contracts	—	—	—	(296)	—	(296)
Credit contracts	—	—	—	—	(38)	(38)
Total	$(21)	$(105)	$(242)	$(296)	$(106)	$(770)
U.S. Fixed Income Fund
Interest rate contracts	$—	$5	$(977)	$—	$(9)	$(981)
Foreign exchange contracts	—	—	—	—	—	—
Credit contracts	—	—	—	—	—	—
Total	$—	$5	$(977)	$—	$(9)	$(981)
Multi-Asset Accumulation Fund
Interest rate contracts	$—	$—	$20,840	$—	$9,772	$30,612
Equity contracts	—	—	40,452	—	(2,669)	37,783
Foreign exchange contracts	—	—	—	(10,685)	—	(10,685)
Commodity contracts	—	—	—	—	—	—
Total	$—	$—	$61,292	$(10,685)	$7,103	$57,710
Multi-Asset Income Fund
Equity contracts	$—	$(174)	$—	$—	$994	$820
Foreign exchange contracts	—	—	—	—	—	—
Interest contracts	—	(247)	—	—	2	(245)
Total	$—	$(421)	$—	$—	$996	$575
Multi-Asset Inflation Managed Fund
Interest rate contracts	$—	$—	$(1,757)	$—	$14	$(1,743)
Equity contracts	—	(765)	(487)	—	(12,206)	(13,458)
Foreign exchange contracts	—	—	—	(1,632)	—	(1,632)
Commodity contracts	—	(114)	3,280	—	301	3,467
Credit contracts	—	—	—	—	(64)	(64)
Total	$—	$(879)	$1,036	$(1,632)	$(11,955)	$(13,430)
Multi-Asset Capital Stability Fund
Interest rate contracts	$(549)	$(722)	$(196)	$—	$(444)	$(1,911)
Equity contracts	—	(34)	3,860	—	—	3,826
Foreign exchange contracts	—		—	(31)	—	(31)
Credit contracts	—	—	—	—	305	305
Total	$(549)	$(756)	$3,664	$(31)	$(139)	$2,189

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	233

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Swaptions	Options	Futures	Forward Currency Contracts	Swaps	Total
Global Managed Volatility Fund
Equity contracts	$—	$—	$1,169	$—	$—	$1,169
Foreign exchange contracts	—	—	—	(628)	—	(628)
Total	$—	$—	$1,169	$(628)	$—	$541
Core Fixed Income Fund
Interest rate contracts	$(556)	$(37)	$782	$—	$(263)	$(74)
Foreign exchange contracts	—		—	289	—	289
Credit contracts	—	—	—	—	43	43
Total	$(556)	$(37)	$782	$289	$(220)	$258
U.S. Fixed Income Fund
Interest rate contracts	$—	$8	$655	$—	$(55)	$608
Total	$—	$8	$655	$—	$(55)	$608
Multi-Asset Accumulation Fund
Interest rate contracts	$—	$—	$(12,879)	$—	$(7,023)	$(19,902)
Equity contracts	—	—	9,479	—	793	10,272
Foreign exchange contracts	—	—	—	6,015	—	6,015
Commodity contracts	—	—	7,460	—	4,431	11,891
Total	$—	$—	$4,060	$6,015	$(1,799)	$8,276
Multi-Asset Income Fund
Interest rate contracts	$—	$(39)	$—	$—	$43	$4
Equity contracts	—	99	—	—	736	835
Foreign exchange contracts	—	—	—	62	—	62
Total	$—	$60	$—	$62	$779	$901
Multi-Asset Inflation Managed Fund
Interest rate contracts	$—	$—	$1,550	$—	$(43)	$1,507
Equity contracts	—	—	(159)	—	706	547
Foreign exchange contracts	—	—	—	2,642	—	2,642
Commodity contracts	—	(36)	3,467	—	—	3,431
Credit contracts	—	—	—	—	(162)	(162)
Total	$—	$(36)	$4,858	$2,642	$501	$7,965
Multi-Asset Capital Stability Fund
Interest rate contracts	$—	$453	$160	$—	$770	$1,383
Equity contracts	—	20	1,490	—	—	1,510
Foreign exchange contracts	—	—	—	591	—	591
Credit contracts	—	—	—	—	494	494
Total	$—	$473	$1,650	$591	$1,264	$3,978

234	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to OTC transactions, the Funds have entered into master netting arrangements, established within the Fund’s ISDA Master Agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA Master Agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

The following table presents by derivative type the Funds’ derivatives net of the related collateral posted for the benefit of the Funds at March 31, 2014:

Portfolio	Derivative Type	Value of Asset	Value of Liability	Net Amount Due (to)/from Counterparty	Collateral Pledged (Received) by Fund	Net Exposure After Collateral
Large Cap Fund	Variation margin Futures contracts	$1,571	$—	$1,571	$8,922	$10,493
	Security lending	56,838	(56,838)	—	—	—

		58,409	(56,838)	1,571	8,922	10,493

Large Cap Value Fund	Variation margin Futures contracts	242	—	242	1,680	1,922
	Security lending	52,196	(52,196)	—	—	—

		52,438	(52,196)	242	1,680	1,922

Large Cap Growth Fund	Variation margin Futures contracts	315	—	315	2,185	2,500
	Security lending	50,616	(50,616)	—	—	—

		50,931	(50,616)	315	2,185	2,500

Tax-Managed Large Cap Fund	Variation margin Futures contracts	847	—	847	6,245	7,092
	Security lending	120,854	(120,854)	—	—	—

		121,701	(120,854)	847	6,245	7,092

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	235

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

Portfolio	Derivative Type	Value of Asset	Value of Liability	Net Amount Due (to)/from Counterparty	Collateral Pledged (Received) by Fund	Net Exposure After Collateral
S&P 500 Index Fund	Variation margin Futures contracts	$246	$—	$246	$3,310	$3,556
	Security lending	119,160	(119,160)	—	—	—

		119,406	(119,160)	246	3,310	3,556

Small Cap Fund	Variation margin Futures contracts	471	—	471	1,038	1,509
	Security lending	55,748	(55,748)	—	—	—

		56,219	(55,748)	471	1,038	1,509

Small Cap Value Fund	Variation margin Futures contracts	143	—	143	878	1,021
	Security lending	55,927	(55,927)	—	—	—

		56,070	(55,927)	143	878	1,021

Small Cap Growth Fund	Variation margin Futures contracts	111	—	111	311	422
	Security lending	59,564	(59,564)	—	—	—

		59,675	(59,564)	111	311	422

Tax-Managed Small/Mid Cap Fund	Variation margin Futures contracts	308	—	308	1,541	1,849
	Security lending	13,918	(13,918)	—	—	—

		14,226	(13,918)	308	1,541	1,849

Mid-Cap Fund	Variation margin Futures contracts	88	—	88	314	402
	Security lending	2,749	(2,749)	—	—	—

		2,837	(2,749)	88	314	402

U.S. Managed Volatility Fund	Variation margin Futures contracts	217	—	217	1,599	1,816

		217	—	217	1,599	1,816

Global Managed Volatility Fund	Variation margin Futures contracts	368	(25)	343	3,885	4,228
	Forwards contracts	851	(4,732)	(3,881)	—	(3,881)

		1,219	(4,757)	(3,538)	3,885	347

Tax-Managed Managed Volatility Fund	Variation margin Futures contracts	199	—	199	1,287	1,486

		199	—	199	1,287	1,486

Real Estate Fund	Security lending	10,198	(10,198)	—	—	—

		10,198	(10,198)	—	—	—

Enhanced Income Fund	Variation margin Futures contracts	4	(2)	2	—	2

		4	(2)	2	—	2

Core Fixed Income Fund	Variation margin Futures contracts	378	(277)	101	—	101
	Variation margin Centrally Cleared Swaps	55	(141)	(86)	—	(86)

236	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Portfolio	Derivative Type	Value of Asset	Value of Liability	Net Amount Due (to)/from Counterparty	Collateral Pledged (Received) by Fund	Net Exposure After Collateral
Core Fixed Income Fund (continued)	Security lending	$96,352	$(96,352)	$—	$—	$—
	Options	—	(23)	(23)	—	(23)
	Swaptions	1,189	(280)	909	—	909
	Forwards contracts	72	(235)	(163)	—	(163)
	OTC swaps	1,403	(885)	518	—	518

		99,016	(97,775)	1,241	—	1,241

U.S. Fixed income Fund	Variation margin Futures contracts	74	(39)	35	8,810	8,845
	Variation margin Centrally Cleared Swaps	22	(19)	3	54	57
	Security lending	32,340	(32,340)	—	—	—
	Options	—	(8)	(8)	—	(8)
	OTC swaps	864	(698)	166	—	166

		33,300	(33,104)	196	8,864	9,060

High Yield Bond Fund	Variation margin Centrally Cleared Swaps	—	(154)	(154)	518	364
	Security lending	6	(6)	—	—	—

		6	(160)	(154)	518	364

Real Return Fund	Security lending	32,598	(32,598)	—	—	—

		32,598	(32,598)	—	—	—

Mult-Asset Accumulation Fund	Variation margin Centrally Cleared Swaps	—	(3,494)	(3,494)	4,771	1,277
	Variation margin Futures contracts	6,381	(892)	5,489	65,367	70,856
	Forwards contracts	3,117	(1,431)	1,686	—	1,686
	OTC swaps	2,784	(1,964)	820	—	820

		12,282	(7,781)	4,501	70,138	74,639

Multi-Asset Income Fund	Forwards contracts	62	—	62	—	62
	Variation margin Centrally Cleared Swaps	—	(28)	(28)	—	(28)
	OTC swaps	745	(9)	736	—	736
	Reverse Repurchase Agreements	—	(31,532)	(31,532)	91	(31,441)

		807	(31,569)	(30,762)	91	(30,671)

Multi-Asset Inflation Managed Fund	Variation margin Futures contracts	880	(1,279)	(399)	17,843	17,444
	Variation margin Centrally Cleared Swaps	14	(10)	4	275	279
	Options	6	—	6	—	6
	Forwards contracts	141	(557)	(416)	—	(416)
	OTC swaps	404	—	404	—	404
	Reverse Repurchase Agreements	—	(158,675)	(158,675)	—	(158,675)

		1,445	(160,521)	(159,076)	18,118	(140,958)

Multi-Asset Capital Stability Fund	Variation margin Futures contracts	583	(121)	462	6,277	6,739
	Variation margin Centrally Cleared Swaps	33	(62)	(29)	1,109	1,080
	Forwards contracts	812	(34)	778	—	778
	OTC swaps	1,340	(30)	1,310	—	1,310

		2,768	(247)	2,527	7,386	9,907

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	237

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

Written Options transactions entered into during the six month period ended March 31, 2014 are summarized as follows:

Core Fixed Income Fund
	Number of Contracts	Premium ($ Thousands)
Balance at beginning of period	10,980,000	$93
Written	829	241
Expired	(6,990,139)	(90)
Closing Buys	(576)	(167)
Balance at end of period	3,990,114	$77

U.S.Fixed Income Fund
	Number of Contracts	Premium ($ Thousands)
Balance at beginning of period	1,490,000	$17
Written	272	79
Expired	(45)	(14)
Closing Buys	(189)	(50)
Balance at end of period	1,490,038	$32

Multi-Asset Income Fund
	Number of Contracts	Premium ($ Thousands)
Balance at beginning of period	384	$57
Written	3,470	59
Expired	(3,854)	(116)
Closing Buys	—	—
Balance at end of period	—	$—

Multi-Asset Capital Stability Fund
	Number of Contracts	Premium ($ Thousands)
Balance at beginning of period	41,572,606	$629
Written	72,976,105	410
Expired	(42,372,037)	(236)
Closing Buys	(72,176,674)	(803)
Balance at end of period	—	$—

Written Swaptions transactions entered into during the six month period ended March 31, 2014 are summarized as follows:

Core Fixed Income Fund
	Notional Amount ($ Thousands)	Premium ($ Thousands)
Balance at beginning of period	$—	$—
Written	13,905,000	360
Expired	—	—
Closing Buys	—	—
Balance at end of period	$13,905,000	$360

At March 31, 2014 the Funds had cash and/or securities at least equal to the value of written options/written swaptions.

5. BASIS FOR CONSOLIDATION FOR THE MULTI-ASSET ACCUMULATION FUND AND MULTI-ASSET INFLATION MANAGED FUND

The consolidated Schedules of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Statement of Cash Flows, and the Financial Highlights of the Multi-Asset Accumulation Fund and Multi-Asset Inflation Managed Fund include the accounts of their respective Subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation for the Funds. Each of the Subsidiaries has a fiscal year end of September 30th for financial statement consolidation purposes and a nonconforming tax year end of August 31.

The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“IRC”). Each Subsidiary’s taxable income is included in the calculation of the relevant Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

The Multi-Asset Accumulation Fund and Multi-Asset Inflation Managed Fund may each invest up to 25% of their total assets in its respective Subsidiary.

A summary of the Funds’ investments in the Subsidiaries are as follows:

	INCEPTION DATE OF SUBSIDIARY	SUBSIDIARY NET ASSETS AT MARCH 31, 2014 ($ THOUSANDS)	% OF TOTAL NET ASSETS AT MARCH 31, 2014
Accumulation Commodity Strategy Subsidiary, Ltd	April 9, 2012	$266,538	16.3%
Inflation Commodity Strategy Subsidiary, Ltd.	April 9, 2012	155,885	18.8%

6. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) serves as each Fund’s Distributor. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation therefrom. Such plans provide fees payable to the Distributor, calculated as a percentage of the average daily net assets attributable to each particular class of each respective

238	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

fund. Under both the Shareholder Servicing Plan and Administrative Service Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties. During the six month period ended March 31, 2014, the Distributor voluntarily waived a portion of its fee for all of the Funds except the U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Funds.

For the six month period ended March 31, 2014, the Distributor retained 100% of the shareholder servicing fees, less the shareholder servicing fee waiver, and 100% of the administrative servicing fees.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntarily and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses.

The following is a summary of annual fees payable to the Adviser, Administrator and Distributor and the voluntary expense limitations for each fund:

	Advisory Fee	Administration Fee	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
Large Cap Fund
Class A	0.3900%	0.35%	0.25%	—	0.89%
Large Cap Value Fund
Class A	0.3500%	0.35%	0.25%	—	0.89%
Class I	0.3500%	0.35%	0.25%	0.25%	1.11%
Large Cap Growth Fund
Class A	0.4000%	0.35%	0.25%	—	0.89%
Class I	0.4000%	0.35%	0.25%	0.25%	1.11%
Tax-Managed Large Cap Fund
Class A	0.4000%	0.35%	0.25%	—	0.89%
Class Y	0.4000%	0.15%	0.15%	—	0.56%
S&P 500 Index Fund
Class A	0.0300%	0.22%	0.25%	—	0.43%
Class E	0.0300%	0.22%	—	—	0.25%
Class I	0.0300%	0.22%	0.25%	0.25%	0.65%
Small Cap Fund
Class A	0.6500%	0.35%	0.25%	—	1.14%
Small Cap Value Fund
Class A	0.6500%	0.35%	0.25%	—	1.14%
Class I	0.6500%	0.35%	0.25%	0.25%	1.36%
Small Cap Growth Fund
Class A	0.6500%	0.35%	0.25%	—	1.11%
Class I	0.6500%	0.35%	0.25%	0.25%	1.36%
Tax-Managed Small/Mid Cap Fund
Class A	0.6500%	0.35%	0.25%	—	1.11%
Mid-Cap Fund
Class A	0.4000%	0.35%	0.25%	—	1.02%
Class I	0.4000%	0.35%	0.25%	0.25%	1.26%
U.S. Managed Volatility Fund
Class A	0.6500%	0.35%	0.25%	—	1.00%
Class I	0.6500%	0.35%	0.25%	0.25%	1.25%
Global Managed Volatility Fund
Class A	0.6500%	0.35%	0.25%	—	1.11%
Class I	0.6500%	0.35%	0.25%	0.25%	1.36%
Tax-Managed Managed Volatility Fund
Class A	0.6500%	0.35%	0.25%	—	1.00%
Real Estate Fund
Class A	0.6500%	0.35%	0.25%	—	1.14%
Class I	0.6500%	0.35%	0.25%	0.25%	1.36%

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	239

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

	Advisory Fee	Administration Fee	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
Enhanced Income Fund
Class A	0.4000%	0.35%	0.25%	—	0.60%
Class I	0.4000%	0.35%	0.25%	0.25%	0.85%
Core Fixed Income Fund
Class A	0.2750%	0.28%	0.25%	—	0.67%
Class I	0.2750%	0.28%	0.25%	0.25%	0.89%
U.S. Fixed Income
Class A	0.2750%	0.28%	0.25%	—	0.66%
High Yield Bond Fund
Class A	0.4875%	0.35%	0.25%	—	0.89%
Class I	0.4875%	0.35%	0.25%	0.25%	1.11%
Real Return
Class A	0.2200%	0.35%	0.25%	—	0.45%
Multi-Strategy Alternative Fund
Class A	1.5000%	0.35%	0.25%	—	0.63%
Multi-Asset Accumulation Fund
Class A	0.7500%	0.35%	0.25%	—	1.17%
Multi-Asset Income Fund
Class A	0.6000%	0.35%	0.25%	—	0.80%
Multi-Asset Inflation Managed Fund
Class A	0.5500%	0.35%	0.25%	—	0.90%
Multi-Asset Capital Stability Fund
Class A	0.4000%	0.35%	0.25%	—	0.62%

As of March 31, 2014, SIMC has entered into investment sub-advisory agreements with the following parties:

Investment Sub-Adviser
Large Cap Fund
AQR Capital Management, LLC
AJO, L.P.
Brown Advisory LLC
Delaware Investments Fund Advisers
LSV Asset Management
Waddell + Reed Investment Management Company
WestEnd Advisors, LLC
Large Cap Value Fund
AJO, L.P.
Brandywine Global Investment Management LLC
Lazard Asset Management LLC
LSV Asset Management
Large Cap Growth Fund
Brown Advisory LLC
Delaware Investments Fund Advisers
INTECH Investment Management, LLC
Tax-Managed Large Cap Fund
AQR Capital Management, LLC
AJO, L.P.
Brown Advisory LLC
Delaware Investments Fund Advisers
LSV Asset Management
Parametric Portfolio Associates LLC
Waddell + Reed Investment Management Company
WestEnd Advisors, LLC

Investment Sub-Adviser
S&P 500 Index Fund
SSgA Funds Management, Inc.
Small Cap Fund
AllianceBernstein, L.P.
AQR Capital Management, LLC
Fiduciary Management Associates, LLC
Integrity Asset Management, LLC
J.P. Morgan Investment Management Inc.
Robeco Investment Management, Inc.
Timberline Asset Management LLC
William Blair + Company LLC
Small Cap Value Fund
Artisan Partners, Limited Partnership
Fiduciary Management Associates, LLC
Lee Munder Capital Group LLC
LSV Asset Management
Martingale Asset Management, L.P.
Robeco Investment Management, Inc.
Security Capital Research + Management
William Blair + Company, LLC
Small Cap Growth Fund
AllianceBernstein, L.P.
AQR Capital Management, LLC
Janus Capital Management, LLC
J.P. Morgan Investment Management Inc.
Timberline Asset Management LLC
Tax-Managed Small/Mid Cap Fund
AllianceBernstein, L.P.
J.P. Morgan Investment Management Inc.

240	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Investment Sub-Adviser
Lee Munder Capital Group, LLC
LSV Asset Management
Parametric Portfolio Associates LLC
Wellington Management Company, LLP
William Blair + Company, LLC
Mid-Cap Fund
J.P. Morgan Investment Management Inc.
Lee Munder Capital Group, LLC
Quantitative Management Associates LLC
U.S. Managed Volatility Fund
Analytic Investors, LLC
AJO, L.P.
LSV Asset Management
Global Managed Volatility Fund
Acadian Asset Management LLC
Analytic Investors, LLC
Tax-Managed Managed Volatility Fund
Analytic Investors LLC
AJO, L.P.
LSV Asset Management
Parametric Portfolio Associates LLC
Real Estate Fund
Center Square Investment Management (formerly, Urdang Capital Management Inc.)
Security Capital Research and Management, Inc.
Enhanced Income Fund
Ares Management LLC
Wellington Management Company, LLP
Core Fixed Income Fund
Jennison Associates LLC
Metropolitan West Asset Management LLC
Wells Capital Management, Inc.
Western Asset Management Company
Western Asset Management Company Limited
U.S. Fixed Income Fund
Jennison Associates LLC
J.P. Morgan Investment Management, Inc.
Metropolitan West Asset Management LLC
Wells Capital Management, Inc.
Western Asset Management Company
Western Asset Management Company Limited
High Yield Bond Fund
Ares Management LLC
Brigade Capital Management, LLC
Delaware Investments Fund Advisers
Guggenheim Partners Investment Management, LLC
J.P. Morgan Investment Management, Inc.
Multi-Strategy Alternative Fund
Turner Investments, LP
Multi-Asset Accumulation Fund
AQR Capital Management, LLC
PanAgora Asset Management Inc.
Multi-Asset Income Fund
Guggenheim Partners Investment Management, LLC

Investment Sub-Adviser
Multi-Asset Inflation Managed Fund
AllianceBernstein, L.P.
QS Investors, LLC
Multi-Asset Capital Stability Fund
AllianceBernstein, L.P.

Under the investment sub-advisory agreements, each sub-adviser receives an annual fee paid by SIMC.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the six month period ended March 31, 2014 were as follows ($ Thousands):

Large Cap Fund	$222
Large Cap Value Fund	222
Large Cap Growth Fund	28
S&P 500 Index Fund	16
Small Cap Fund	9
Small Cap Value Fund	9
Small Cap Growth Fund	3
Tax-Managed Small/Mid Cap Fund	24
Mid-Cap Fund	2
Real Estate Fund	3

$538

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers and/or Directors of the Administrator, Adviser and/or Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator or Distributor.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

LSV Asset Management (a partially owned subsidiary of SIMC) serves as the sub-adviser to the Large Cap, Large Cap Value, Tax-Managed Large Cap, Small Cap Value, Tax-Managed Small/Mid Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the six month period ended March 31, 2014 were as follows ($ Thousands):

Large Cap Fund	$255
Large Cap Value Fund	250
Tax-Managed Large Cap Fund	278
Small Cap Value Fund	211
Tax-Managed Small/Mid Cap Fund	149
U.S. Managed Volatility Fund	503
Tax-Managed Managed Volatility Fund	364

$2,010

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	241

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Funds’ expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Funds’ expense ratio, as a percentage of the Funds’ average daily net assets for the six month period ended March 31, 2014, can be found on the Statement of Operations and Financial Highlights, respectively.

Investment in Affiliated Security — The Funds may invest excess cash in the SEI Daily Income Trust Prime Obligation Fund, an affiliated money market fund. Additionally, the Funds may invest the cash collateral from the securities lending program in the SEI Liquidity Fund, L.P.

The following is a summary of the transactions with affiliates for the six month period ended March 31, 2014 ($ Thousands):

SEI Liquidity Fund	Value 9/30/2013	Purchases at Cost	Proceeds from Sales	Value 3/31/2014	Dividend Income
Large Cap Fund	$81,402	$218,783	$(243,347)	$56,838	$78
Large Cap Value Fund	46,842	210,766	(205,412)	52,196	79
Large Cap Growth Fund	129,354	193,249	(271,987)	50,616	50
Tax-Managed Large Cap Fund	125,772	469,694	(474,612)	120,854	80
S&P 500 Index Fund	171,383	322,667	(374,890)	119,160	61
Small Cap Fund	70,639	54,498	(69,389)	55,748	146
Small Cap Value Fund	66,092	57,966	(68,131)	55,927	138
Small Cap Growth Fund	77,337	53,005	(70,778)	59,564	236
Tax-Managed Small/Mid Cap Fund	48,634	89,356	(124,072)	13,918	305
Mid-Cap Fund	7,046	13,033	(17,330)	2,749	4
Real Estate Fund	19,982	39,310	(49,094)	10,198	6
Core Fixed Income Fund	88,895	345,561	(338,104)	96,352	52
U.S. Fixed Income Fund	12,248	205,042	(184,950)	32,340	16
High Yield Fund	6	—	—	6	—
Real Return Fund	1	45,722	(13,125)	32,598	—

SDIT Prime Obligation
Large Cap Fund	92,143	537,335	(521,696)	107,782	6
Large Cap Value Fund	46,601	181,250	(179,329)	48,522	3
Large Cap Growth Fund	39,524	157,042	(158,186)	38,380	2
Tax-Managed Large Cap Fund	109,822	358,414	(360,709)	107,527	5
S&P 500 Index Fund	43,450	233,058	(258,137)	18,371	2
Small Cap Fund	22,089	109,300	(99,743)	31,646	1
Small Cap Value Fund	20,734	71,944	(78,080)	14,598	1
Small Cap Growth Fund	13,412	57,218	(59,564)	11,066	1
Tax-Managed Small/Mid Cap Fund	22,677	122,229	(117,495)	27,411	1
Mid-Cap Fund	6,479	23,743	(22,625)	7,597	—
U.S. Managed Volatility Fund	35,767	107,531	(103,634)	39,664	2
Global Managed Volatility Fund	64,403	184,408	(162,566)	86,245	4
Tax-Managed Managed Volatility Fund	36,686	71,353	(73,007)	35,032	2
Real Estate Fund	6,659	49,762	(45,522)	10,899	—
Enhanced Income Fund	2,022	20,983	(19,135)	3,870	—
Core Fixed Income Fund	67,810	659,240	(659,587)	67,463	4
U.S. Fixed Income Fund	65,315	294,851	(316,865)	43,301	3
High Yield Fund	153,385	359,285	(432,852)	79,818	4
Real Return Fund	125	20,042	(19,163)	1,004	—
Multi-Strategy Alternative Fund	15,186	164,794	(141,085)	38,895	1
Multi-Asset Accumulation Fund	558,119	10,013	(105,000)	463,132	26

Affiliated Transaction — On December 19, 2013 and March 31, 2014, the S&P 500 Index Fund participated in a transaction with an affiliated fund. The Fund sold securities in the amount of $434,575,152 resulting in realized gains of $204,200,746.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“the Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula annually reviewed by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

During the six month period ended March 31, 2014, the Trust borrowed funds from the SEI Liquid Asset Trust, Prime Obligation Fund. The amount borrowed, interest paid on the borrowing and the corresponding interest rate were as follows ($ Thousands):

	Borrowing Date	Maturity Date	Amount Borrowed	Interest Paid	Interest Rate
Mid Cap Fund	10/10/13	10/15/13	$9,151	$—	0.24%

Amounts designated as “—” are $0 or have been rounded to $0.

242	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

7. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

For the six month period ended March 31, 2014 (Unaudited) and the years ended September 30, 2013

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund		Tax-Managed Large Cap Fund		S&P 500 Index Fund
	10/01/13 to 03/31/14	10/01/12 to 09/30/13	10/01/13 to 03/31/14	10/01/12 to 09/30/13	10/01/13 to 03/31/14	10/01/12 to 09/30/13	10/01/13 to 03/31/14	10/01/12 to 09/30/13	10/01/13 to 03/31/14		10/01/12 to 09/30/13
Class A:
Shares Issued	32,990	58,079	5,938	9,070	3,692	6,231	19,165	36,203	908		3,033
Shares Issued in Lieu of Cash Distributions	10,096	7,221	490	969	1,073	190	644	1,380	251		129
Shares Redeemed	(24,962)	(36,808)	(9,128)	(18,816)	(5,040)	(12,071)	(12,603)	(29,980)	(959)		(2,961)
Total Class A Transactions	18,124	28,492	(2,700)	(8,777)	(275)	(5,650)	7,206	7,603	200		201
Class E:
Shares Issued	—	—	—	—	—	—	—	—	6,064		8,463
Shares Issued in Lieu of Cash Distributions	—	—	—	—	—	—	—	—	1,746		1,201
Shares Redeemed	—	—	—	—	—	—	—	—	(13,967	)(1)	(23,580)
Total Class E Transactions	—	—	—	—	—	—	—	—	(6,157)		(13,916)
Class I:
Shares Issued	—	—	48	123	35	70	—	—	30		48
Shares Issued in Lieu of Cash Distributions	—	—	3	4	6	—	—	—	4		2
Shares Redeemed	—	—	(60)	(124)	(65)	(130)	—	—	(45)		(101)
Total Class I Transactions	—	—	(9)	3	(24)	(60)	—	—	(11)		(51)
Class Y:
Shares Issued	—	—	—	—	—	—	—	29	—		—
Shares Issued in Lieu of Cash Distributions	—	—	—	—	—	—	—	1	—		—
Shares Redeemed	—	—	—	—	—	—	(2)	(80)	—		—
Total Class Y Transactions	—	—	—	—	—	—	(2)	(50)	—		—
Increase (Decrease) in Share Transactions	18,124	28,492	(2,709)	(8,774)	(299)	(5,710)	7,204	7,553	(5,968)		(13,766)

	Small Cap Fund		Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund		Mid-Cap Fund
	10/01/13 to 03/31/14	10/01/12 to 09/30/13	10/01/13 to 03/31/14	10/01/12 to 09/30/13	10/01/13 to 03/31/14	10/01/12 to 09/30/13	10/01/13 to 03/31/14	10/01/12 to 09/30/13	10/01/13 to 03/31/14		10/01/12 to 09/30/13
Class A:
Shares Issued	6,834	12,519	1,201	3,116	954	2,035	4,469	8,489	575		2,970
Shares Issued in Lieu of Cash Distributions	1,859	1,176	186	180	—	61	1,308	101	104		20
Shares Redeemed	(5,248)	(6,785)	(1,993)	(8,691)	(1,729)	(3,961)	(2,823)	(5,515)	(1,225)		(3,038)
Total Class A Transactions	3,445	6,910	(606)	(5,395)	(775)	(1,865)	2,954	3,075	(546)		(48)
Class I:
Shares Issued	—	—	18	86	38	61	—	—	5		40
Shares Issued in Lieu of Cash Distributions	—	—	2	2	—	—	—	—	2		—
Shares Redeemed	—	—	(50)	(99)	(36)	(67)	—	—	(20)		(33)
Total Class I Transactions	—	—	(30)	(11)	2	(6)	—	—	(13)		7
Increase (Decrease) in Share Transactions	3,445	6,910	(636)	(5,406)	(773)	(1,871)	2,954	3,075	(559)		(41)

	U.S. Managed Volatility Fund		Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Real Estate Fund		Enhanced Income Fund
	10/01/13 to 03/31/14	10/01/03 to 09/30/13	10/01/13 to 03/31/14	10/01/03 to 09/30/13	10/01/13 to 03/31/14	10/01/03 to 09/30/13	10/01/13 to 03/31/14	10/01/03 to 09/30/13	10/01/13 to 03/31/14		10/01/03 to 09/30/13
Class A:
Shares Issued	11,017	21,727	23,857	66,254	8,150	19,656	2,122	6,276	8,772		15,366
Shares Issued in Lieu of Cash Distributions	3,994	1,119	11,680	2,476	2,075	1,750	140	154	326		394
Shares Redeemed	(9,861)	(15,468)	(17,692)	(36,256)	(7,150)	(11,665)	(2,587)	(5,737)	(4,736)		(11,407)
Total Class A Transactions	5,150	7,378	17,845	32,474	3,075	9,741	(325)	693	4,362		4,353

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	243

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

	U.S. Managed Volatility Fund		Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Real Estate Fund		Enhanced Income Fund
	10/01/13 to 03/31/14	10/01/03 to 09/30/13	10/01/13 to 03/31/14	10/01/03 to 09/30/13	10/01/13 to 03/31/14	10/01/03 to 09/30/13	10/01/13 to 03/31/14	10/01/03 to 09/30/13	10/01/13 to 03/31/14	10/01/03 to 09/30/13
Class I:
Shares Issued	4	50	12	67	—	—	3	29	11	64
Shares Issued in Lieu of Cash Distributions	6	1	9	1	—	—	—	—	1	1
Shares Redeemed	(17)	(25)	(15)	(13)	—	—	(7)	(33)	(13)	(26)
Total Class I Transactions	(7)	26	6	55	—	—	(4)	(4)	(1)	39
Increase (Decrease) in Share Transactions	5,143	7,404	17,851	32,529	3,075	9,741	(329)	689	4,361	4,392

	Core Fixed Income Fund		U.S. Fixed Income Fund		High Yield Bond Fund		Real Return Fund		Multi-Strategy Alternative Fund
	10/01/13 to 03/31/14	10/01/03 to 09/30/13	10/01/13 to 03/31/14	10/01/03 to 09/30/13	10/01/13 to 03/31/14	10/01/03 to 09/30/13	10/01/13 to 03/31/14	10/01/03 to 09/30/13	10/01/13 to 03/31/14	10/01/03 to 09/30/13
Class A:
Shares Issued	25,221	36,858	19,134	39,382	43,688	150,061	4,882	12,838	8,384	18,147
Shares Issued in Lieu of Cash Distributions	2,078	4,525	903	3,843	7,448	11,987	106	702	309	185
Shares Redeemed	(24,263)	(58,028)	(18,235)	(25,391)	(41,783)	(133,750)	(6,665)	(9,815)	(6,041)	(9,567)
Total Class A Transactions	3,036	(16,645)	1,802	17,834	9,353	28,298	(1,677)	3,725	2,652	8,765
Class I:
Shares Issued	125	659	—	—	244	5,199	—	—	—	—
Shares Issued in Lieu of Cash Distributions	11	28	—	—	160	36	—	—	—	—
Shares Redeemed	(436)	(710)	—	—	(740)	(1,961)	—	—	—	—
Total Class I Transactions	(300)	(23)	—	—	(336)	3,274	—	—	—	—
Increase (Decrease) in Share Transactions	2,736	(16,668)	1,802	17,834	9,017	31,572	(1,677)	3,725	2,652	8,765

	Multi-Asset Accumulation Fund		Multi-Asset Income Fund		Multi-Asset Inflation Managed Fund		Multi-Asset Capital Stability Fund
	10/01/13 to 03/31/14	10/01/03 to 09/30/13	10/01/13 to 03/31/14	10/01/03 to 09/30/13	10/01/13 to 03/31/14	10/01/03 to 09/30/13	10/01/13 to 03/31/14	10/01/03 to 09/30/13
Class A:
Shares Issued	33,529	65,577	11,047	20,859	18,565	41,546	9,754	26,979
Shares Issued in Lieu of Cash Distributions	4,168	2,832	793	638	—	270	97	253
Shares Redeemed	(18,850)	(22,396)	(4,372)	(7,937)	(12,094)	(13,977)	(8,829)	(12,565)
Total Class A Transactions	18,847	46,013	7,468	13,560	6,471	27,839	1,022	14,667
Increase in Share Transactions	18,847	46,013	7,468	13,560	6,471	27,839	1,022	14,667

(1)	Includes redemptions as a result of an affiliated transaction (see Note 6).

Amounts designated as “—” are zero or have been rounded to zero.

8. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments and futures, during the six month period ended March 31, 2014, were as follows:

	U.S. Gov’t ($Thousands)	Other ($Thousands)	Total ($Thousands)
Large Cap Fund
Purchases	$—	$783,367	$783,367
Sales	—	788,721	788,721
Large Cap Value Fund
Purchases	—	541,219	541,219
Sales	—	599,966	599,966
Large Cap Growth Fund
Purchases	—	507,502	507,502
Sales	—	552,888	552,888

	U.S. Gov’t ($Thousands)	Other ($Thousands)	Total ($Thousands)
Tax-Managed Large Cap Fund
Purchases	$—	$816,931	$816,931
Sales	—	679,985	679,985
S&P 500 Index Fund
Purchases	—	241,174	241,174
Sales	—	589,184	589,184
Small Cap Fund
Purchases	—	150,957	150,957
Sales	—	144,705	144,705
Small Cap Value Fund
Purchases	—	109,543	109,543
Sales	—	123,290	123,290
Small Cap Growth Fund
Purchases	—	97,394	97,394
Sales	—	114,720	114,720

244	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

	U.S. Gov’t ($Thousands)	Other ($Thousands)	Total ($Thousands)
Tax-Managed Small/Mid Cap Fund
Purchases	$—	$156,844	$156,844
Sales	—	138,005	138,005
Mid-Cap Fund
Purchases	—	32,144	32,144
Sales	—	49,828	49,828
U.S. Managed Volatility Fund
Purchases	—	378,110	378,110
Sales	—	365,983	365,983
Global Managed Volatility Fund
Purchases	—	694,438	694,438
Sales	—	590,381	590,381
Tax-Managed Managed Volatility
Purchases	—	243,430	243,430
Sales	—	227,172	227,172
Real Estate Fund
Purchases	—	54,028	54,028
Sales	—	64,592	64,592
Enhanced Income Fund
Purchases	35,236	37,983	73,219
Sales	28,663	23,841	52,504
Core Fixed Income Fund
Purchases	3,069,949	319,552	3,389,501
Sales	3,057,547	344,644	3,402,191
U.S Fixed Income Fund
Purchases	1,711,731	146,160	1,857,891
Sales	1,699,562	135,384	1,834,946
High Yield Bond Fund
Purchases	—	595,891	595,891
Sales	—	478,879	478,879
Real Return Fund
Purchases	33,788	—	33,788
Sales	52,112	—	52,112
Multi-Strategy Alternative Fund
Purchases	—	198,604	198,604
Sales	—	184,418	184,418
Multi-Asset Accumulation Fund
Purchases	287,837	236,034	523,871
Sales	149,537	174,845	324,382
Multi-Asset Income Fund
Purchases	2,421	157,859	160,280
Sales	92	49,568	49,660
Multi-Asset Inflation Managed Fund
Purchases	151,880	312,986	464,866
Sales	202,058	486,730	688,788
Multi-Asset Capital Stability Fund
Purchases	144,055	46,072	190,127
Sales	119,689	45,621	165,310

9. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of The Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds have each requested private letter rulings from the Internal Revenue Service (“IRS”) concluding that the income generated from their investment in their respective Subsidiaries, each of which invests in commodity-linked derivatives, will be “qualifying income” for regulated investment company (“RIC”) qualification purposes, regardless of whether actual distributions are made to the Funds by the respective Subsidiary.

In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by RICs into controlled foreign corporations which principally invest in commodities, such as the Subsidiaries, indicating that it was reconsidering its policies surrounding the issuance of these rulings. The IRS subsequently stated that it intends to issue public guidance regarding the use of controlled foreign corporations by RICs to indirectly invest in commodities. It is unclear whether this guidance will continue to permit or somehow restrict the distributions from controlled foreign corporations to be treated as “qualifying income” for purposes of the RIC qualification rules. As a result, there can be no assurance that the IRS will grant the private letter ruling requested by the Funds. The IRS, however, has informally indicated that any guidance regarding the treatment of distributions from controlled foreign corporations will be prospective in application and provide for transition periods for affected RICs. While the private letter ruling request is pending with the IRS, the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds have secured an opinion of counsel based on customary representations that actual distributions made to the Funds should be treated as “qualifying income.” If the IRS does issue public guidance that results in an adverse determination relating to the treatment of income and gain to the Funds from controlled foreign corporations such as the Subsidiaries, the Funds would likely need to significantly change their investment strategies, which could adversely affect such Funds.

The Real Estate Fund has a tax year that ends on December 31. The following tax disclosures are representative as of September 30, 2013, except for the permanent reclassification and tax character of distributions, which are as of December 31, 2012. Accordingly, the disclosures are for informational use by shareholders and are subject to change attributable to activity through the end of the tax year-ending December 31, 2013.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	245

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

The tax character of dividends and distributions paid during the fiscal years or periods ended September 30, 2013 and September 30, 2012 (unless otherwise indicated) was as follows:

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Large Cap Fund	2013	$34,159	$60,066	$—	$94,225
	2012	35,557	90,150	—	125,707
Large Cap Value Fund	2013	20,018	—	—	20,018
	2012	20,539	—	—	20,539
Large Cap Growth Fund	2013	5,306	—	—	5,306
	2012	1,505	—	—	1,505
Tax-Managed Large Cap Fund	2013	22,249	—	—	22,249
	2012	15,527	—	—	15,527
S&P 500 Index Fund	2013	56,490	—	—	56,490
	2012	32,210	—	—	32,210
Small Cap Fund	2013	1,273	12,487	—	13,760
	2012	9,269	24,667	—	33,936
Small Cap Value Fund	2013	3,790	—	—	3,790
	2012	3,845	—	—	3,845
Small Cap Growth Fund	2013	1,207	—	—	1,207
	2012	—	—	—	—
Tax-Managed Small/Mid Cap Fund	2013	1,558	—	—	1,558
	2012	1,060	—	—	1,060
Mid-Cap Fund	2013	626	—	—	626
	2012	468	—	—	468
U.S. Managed Volatility Fund	2013	13,192	5,513	—	18,705
	2012	8,988	—	—	8,988
Global Managed Volatility Fund	2013	26,164	—	—	26,164
	2012	—	—	—	—
Tax-Managed Managed Volatility Fund	2013	11,340	11,647	—	22,987
	2012	5,630	11,412	—	17,042
Real Estate Fund	2013	2,455	—	—	2,455
	2012	1,533	—	—	1,533
Enhanced Income Fund	2013	3,334	—	—	3,334
	2012	3,714	—	—	3,714
Core Fixed Income Fund	2013	58,329	—	—	58,329
	2012	84,243	—	—	84,243
U.S. Fixed Income Fund	2013	43,328	3,324	—	46,652
	2012	43,325	6,695	—	50,020
High Yield Bond Fund	2013	112,692	—	—	112,692
	2012	123,816	—	—	123,816
Real Return Fund	2013	8,291	—	—	8,291
	2012	6,814	71	—	6,885
Multi-Strategy Alternative Fund	2013	1,930	—	—	1,930
	2012	5,784	—	—	5,784
Multi-Asset Accumulation Fund	2013	24,477	7,602	—	32,079
	2012	3,211	—	—	3,211
Multi-Asset Income Fund	2013	8,719	—	—	8,719
	2012	1,276	—	—	1,276
Multi-Asset Inflation Managed Fund	2013	2,918	93	—	3,011
	2012	588	13	1,875	2,476
Multi-Asset Capital Stability Fund	2013	1,266	1,703	—	2,969
	2012	6	—	—	6

As of September 30, 2013, the components of Distributable Earnings/(Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Late-Year Loss Deferral ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distribution Earnings (Accumulated Losses) ($ Thousands)
Large Cap Fund	$32,989	$86,937	$—	$—	$—	$452,441	$174	$572,541
Large Cap Value Fund	3,822	—	(107,386)	—	—	231,444	24	127,904
Large Cap Growth Fund	251	21,125	—	—	—	250,258	17	271,651
Tax-Managed Large Cap Fund	3,905	—	(274,046)	—	—	757,999	239	488,097

246	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Late-Year Loss Deferral ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distrib Earnings (Accumulated Losses) ($ Thousands)
S&P 500 Index Fund	$11,964	$54,410	$—	$—	$—	$1,347,629	$228	$1,414,231
Small Cap Fund	7,281	16,966	—	—	—	86,055	(225)	110,077
Small Cap Value Fund	1,018	—	(3,012)	—	—	48,951	(146)	46,811
Small Cap Growth Fund	—	—	(131,103)	—	(1,303)	58,829	(158)	(73,735)
Tax-Managed Small/Mid Cap Fund	2,548	18,933	—	—	—	109,204	(169)	130,516
Mid-Cap Fund	38	—	(952)	—	—	10,738	(47)	9,777
U.S. Managed Volatility Fund	12,506	36,088	—	—	—	148,868	113	197,575
Global Managed Volatility Fund	63,300	45,947	—	—	—	107,326	3,436	220,009
Tax-Managed Managed Volatility Fund	6,191	19,510	—	—	—	122,321	106	148,128
Real Estate Fund	1,716	—	(12,717)	—	—	22,065	38	11,102
Enhanced Income Fund	1,111	—	(123,775)	—	—	(3,282)	122	(125,824)
Core Fixed Income Fund	840	—	(27,550)	(15,285)	—	17,219	(4,984)	(29,760)
U.S. Fixed Income Fund	1,866	—	—	(7,068)	—	10,110	(4,049)	859
High Yield Bond Fund	18,520	—	(90,106)	—	—	19,444	(9,161)	(61,303)
Real Return Fund	189	1,056	—	(952)	—	(2,123)	(1,416)	(3,246)
Multi-Strategy Alternative Fund	1,765	—	(8,814)	(4,680)	—	8,131	(4)	(3,602)
Multi-Asset Accumulation Fund	4,919	19,558	—	—	—	(1,749)	(4,011)	18,717
Multi-Asset Income Fund	4,736	1,019	—	—	—	(1,815)	(570)	3,370
Multi-Asset Inflation Managed Fund	—	—	—	(6,821)	(12,827)	(24,392)	4,032	(40,008)
Multi-Asset Capital Stability Fund	—	2,176	—	(5,221)	—	(1,237)	(540)	(4,822)

Post October losses represent losses realized on investment transactions from November 1, 2012 through September 30, 2013 that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2013 through September 30, 2013 and specified losses realized on investment transactions from October 1, 2012 through September 30, 2013, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

	Expires 2019 ($ Thousands)	Expires 2018 ($ Thousands)	Expires 2017 ($ Thousands)	Expires 2016 ($ Thousands)	Expires 2015 ($ Thousands)	Expires 2014 ($ Thousands)	Expires 2013 ($ Thousands)	Total Capital Loss Carryforwards ($ Thousands)
Large Cap Value Fund	$—	$107,386	$—	$—	$—	$—	$—	$107,386
Tax-Managed Large Cap Fund	—	264,576	9,470	—	—	—	—	274,046
Small Cap Value Fund	—	3,012	—	—	—	—	—	3,012
Small Cap Growth Fund	—	131,103	—	—	—	—	—	131,103
Mid-Cap Fund	—	952	—	—	—	—	—	952
Real Estate Fund	—	—	12,717	—	—	—	—	12,717
Enhanced Income Fund	26,775	61,656	31,835	3,427	83	—	—	123,776
High Yield Bond Fund	—	17,345	63,877	3,037	5,847	—	—	90,106
Multi-Strategy Alternative Fund	1,945	—	—	—	—	—	—	1,945

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total*
Core Fixed Income Fund	$—	$27,550	$27,550
Multi-Strategy Alternative Fund	2,510	4,359	6,869

*	This table should be used in conjunction with the capital loss carryforwards table.

During the fiscal year ended September 30, 2013, the following Funds utilized capital loss carryforward to offset capital gains and/or had expired capital loss carryforwards:

Utilized Capital Loss Carryforwards ($ Thousands)
Large Cap Value Fund	$131,032
Large Cap Growth Fund	140,636
Tax-Managed Large Cap Fund	37,794

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	247

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

Utilized Capital Loss Carryforwards ($ Thousands)
S&P 500 Index Fund	$7,873
Small Cap Value Fund	44,946
Small Cap Growth Fund	41,126
Tax-Managed Small/Mid Cap Fund	8,815
Mid-Cap Fund	15,951
Global Managed Volatility Fund	17,504
Enhanced Income Fund	42
Core Fixed Income Fund	14,695
High Yield Bond Fund	47,231

For Federal income tax purposes, the cost of securities owned at March 31, 2014, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to investments in partnerships that captures losses from other securities, and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at March 31, 2014, were as follows:

	Federal Tax Cost ($Thousands)	Appreciated Securities ($Thousands)	Depreciated Securities ($Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Large Cap Fund	$1,858,107	$585,953	$(22,359)	$563,594
Large Cap Value Fund	1,319,967	364,613	(49,559)	315,054
Large Cap Growth Fund	1,272,576	335,878	(12,981)	322,897
Tax-Managed Large Cap Fund	1,920,202	1,036,328	(4,357)	1,031,971
S&P 500 Index Fund	1,337,364	1,435,935	(7,595)	1,428,340
Small Cap Fund	421,511	111,617	(8,767)	102,850
Small Cap Value Fund	404,642	83,926	(15,994)	67,932
Small Cap Growth Fund	360,879	82,637	(13,930)	68,707
Tax-Managed Small/Mid Cap Fund	435,235	156,028	(10,284)	145,744
Mid-Cap Fund	92,717	16,540	(2,001)	14,539
U.S. Managed Volatility Fund	788,373	197,146	(10,806)	186,340
Global Managed Volatility Fund	1,428,580	175,167	(20,098)	155,069
Tax-Managed Managed Volatility Fund	538,502	172,790	(5,094)	167,696
Real Estate Fund	199,145	31,521	(2,353)	29,168
Enhanced Income Fund	229,173	1,302	(1,773)	(471)
Core Fixed Income Fund	2,184,830	81,008	(50,470)	30,538
U.S. Fixed Income Fund	1,148,835	29,617	(11,072)	18,545
High Yield Bond Fund	2,099,702	99,952	(35,183)	64,769
Real Return Fund	322,751	1,441	(2,337)	(896)
Multi-Strategy Alternative Fund	456,728	20,918	(2,979)	17,939
Multi-Asset Accumulation Fund	1,533,346	30,423	(4,466)	25,957
Multi-Asset Income Fund	390,048	24,387	(18,636)	5,751
Multi-Asset Inflation Managed Fund	987,793	19,097	(9,678)	9,419
Multi-Asset Capital Stability Fund	498,565	9,479	(8,822)	657

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2014, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

10. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund L.P., and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

11. CONCENTRATIONS/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

In the normal course of business, the Multi-Strategy Alternative Fund invests substantially in underlying funds that are comprised of fixed income and equity securities in specific industries and that may engage in short selling activities, writing option contracts, and equity swaps, and therefore, the Fund may be affected by events in these industries. The Fund’s Prospectus provides a description of risks associated with the different investments in the underlying affiliated investment companies.

248	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

In the normal course of business, the Multi-Asset Funds’ invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The Funds’ Prospectus provides a description of the risk associated with the different investments.

The market values of the Core Fixed Income, U.S. Fixed Income, High Yield Bond and Multi-Asset Funds’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — Due to the Fund’s active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government Securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. Please refer to the Funds current prospectus for a comprehensive discussion of the risks associated with investing in the Funds.

12. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	249

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Annualized Expense Ratios	Expense Paid During Period*
Large Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,120.80	0.89%	$4.72
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.48	0.89%	$4.49
Large Cap Value Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,140.50	0.89%	$4.76
Class I Shares	$1,000.00	$1,139.00	1.11%	$5.93
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.48	0.89%	$4.49
Class I Shares	$1,000.00	$1,019.39	1.11%	$5.60
Large Cap Growth Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,105.40	0.89%	$4.68
Class I Shares	$1,000.00	$1,104.40	1.11%	$5.83
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.48	0.89%	$4.49
Class I Shares	$1,000.00	$1,019.39	1.11%	$5.60
Tax-Managed Large Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,125.10	0.89%	$4.73
Class Y Shares	$1,000.00	$1,127.10	0.56%	$2.98
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.48	0.89%	$4.49
Class Y Shares	$1,000.00	$1,022.13	0.56%	$2.84

	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Annualized Expense Ratios	Expense Paid During Period*
S&P 500 Index Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,122.60	0.43%	$2.28
Class E Shares	$1,000.00	$1,123.60	0.25%	$1.33
Class I Shares	$1,000.00	$1,121.30	0.65%	$3.45
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.78	0.43%	$2.18
Class E Shares	$1,000.00	$1,023.67	0.25%	$1.27
Class I Shares	$1,000.00	$1,021.68	0.65%	$3.28
Small Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,100.00	1.14%	$5.98
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.24	1.14%	$5.75
Small Cap Value Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,106.30	1.14%	$6.00
Class I Shares	$1,000.00	$1,104.80	1.36%	$7.14
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.24	1.14%	$5.75
Class I Shares	$1,000.00	$1,018.14	1.36%	$6.85

250	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Annualized Expense Ratios	Expense Paid During Period*
Small Cap Growth Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,096.70	1.11%	$5.81
Class I Shares	$1,000.00	$1,095.30	1.36%	$7.11
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.39	1.11%	$5.60
Class I Shares	$1,000.00	$1,018.14	1.36%	$6.85
Tax-Managed Small/Mid Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,112.10	1.11%	$5.85
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.39	1.11%	$5.60
Mid-Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,130.50	1.02%	$5.43
Class I Shares	$1,000.00	$1,129.20	1.26%	$6.72
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.83	1.02%	$5.15
Class I Shares	$1,000.00	$1,018.62	1.26%	$6.37
U.S. Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,134.20	1.00%	$5.33
Class I Shares	$1,000.00	$1,133.10	1.25%	$6.66
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.94	1.00%	$5.05
Class I Shares	$1,000.00	$1,018.69	1.25%	$6.30
Global Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,085.80	1.11%	$5.78
Class I Shares	$1,000.00	$1,084.10	1.36%	$7.06
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.39	1.11%	$5.60
Class I Shares	$1,000.00	$1,018.15	1.36%	$6.84
Tax-Managed Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,124.40	1.00%	$5.31
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.94	1.00%	$5.05
Real Estate Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,089.30	1.14%	$5.95
Class I Shares	$1,000.00	$1,087.70	1.36%	$7.09
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.24	1.14%	$5.75
Class I Shares	$1,000.00	$1,018.14	1.36%	$6.85
Enhanced Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,012.60	0.60%	$3.02
Class I Shares	$1,000.00	$1,012.00	0.85%	$4.27
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.93	0.60%	$3.03
Class I Shares	$1,000.00	$1,020.69	0.85%	$4.29
Core Fixed Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,024.40	0.67%	$3.39
Class I Shares	$1,000.00	$1,024.20	0.89%	$4.49
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.58	0.67%	$3.39
Class I Shares	$1,000.00	$1,020.49	0.89%	$4.48
U.S. Fixed Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,017.30	0.66%	$3.33
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.63	0.66%	$3.34

	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Annualized Expense Ratios	Expense Paid During Period*
High Yield Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,058.10	0.89%	$4.58
Class I Shares	$1,000.00	$1,057.20	1.11%	$5.69
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.48	0.89%	$4.50
Class I Shares	$1,000.00	$1,019.40	1.11%	$5.59
Real Return Fund
Actual Fund Return
Class A Shares	$1,000.00	$997.20	0.45%	$2.25
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.68	0.45%	$2.28
Multi-Strategy Alternative Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,037.60	0.69%	$3.51
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.49	0.69%	$3.48
Multi-Asset Accumulation Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,050.10	1.25%	$6.39
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,018.70	1.25%	$6.29
Multi-Asset Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,052.30	0.85%	$4.35
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.69	0.85%	$4.28
Multi-Asset Inflation Managed Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,004.20	0.96%	$4.80
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.14	0.96%	$4.84
Multi-Asset Capital Stability Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,010.50	0.62%	$3.11
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.84	0.62%	$3.13

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period shown).

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	251

Board of Trustee Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Institutional Managed Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the “Funds”) and may manage the cash portion of certain of the Funds’ assets. With the exception of any Fund for which SIMC directly manages the Fund’s assets, pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year that are dedicated to considering whether to approve new and terminate or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations. The Board also receives extensive data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers compared with the fees each charge to comparable mutual funds; (vi) the Funds’ overall fees and operating expenses compared with similar mutual funds; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance systems; (ix) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (x) SIMC’s and the Sub-Advisers’ reputation, expertise and resources in domestic and/or international financial markets; and (xi) the Funds’ performance compared with similar mutual funds.

252	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

At the December 10-11, 2013 and the March 25-26, 2014 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved certain Investment Advisory Agreements and approved the selection of SIMC and certain Sub-Advisers to act in their respective capacities for the Funds. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

•

the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

•	the Funds’ investment performance and how it compared to that of other comparable mutual funds (where performance for comparable mutual funds was readily available);

•	the Funds’ expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

•

the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

•

the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. The Trustees found the level of SIMC’s and each Sub-Adviser’s professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

Fund Performance. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Funds’ performance relative to their peer groups (where such performance was readily available) and appropriate indices/benchmarks in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and, where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

Fund Expenses. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds’ respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC’s voluntary waiver of management and other fees to prevent total Fund expenses from exceeding a specified cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

Profitability. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	253

Board of Trustee Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Concluded)

rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. The Trustees found that profitability was reasonable. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

254	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

SEI INSTITUTIONAL MANAGED TRUST SEMI-ANNUAL REPORT MARCH 31, 2014

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Edward McCusker

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-092 (3/14)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Large Cap Fund, Large Cap Value Fund, Large Cap Growth Fund, Tax-Managed Large Cap Fund, S&P 500 Index Fund, Small Cap Fund, Small Cap Value Fund, Small Cap Growth Fund, Tax-Managed Small/Mid Cap Fund, Mid-Cap Fund, U.S. Managed Volatility Fund, Global Managed Volatility Fund and Tax-Managed Managed Volatility Fund are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Real Estate Fund, Enhanced Income Fund, Core Fixed Income Fund, U.S. Fixed Income Fund, High Yield Bond Fund, Real Return Fund, Multi-Strategy Alternative Fund, Multi-Asset Accumulation Fund, Multi-Asset Income Fund, Multi-Asset Inflation Managed Fund and Multi-Asset Capital Stability Fund is included as part of the report to shareholders filed under Item 1 of this form.

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

March 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 91.0%

Consumer Discretionary — 11.6%
Abercrombie & Fitch, Cl A (A)	38,600	$1,486
Amazon.com, Cl A*	17,040	5,734
Apollo Education Group, Cl A*	6,500	223
Autoliv (A)	17,400	1,746
Best Buy	27,400	724
Big Lots*	19,300	731
CBS, Cl B	197,980	12,235
Chipotle Mexican Grill, Cl A*	13,160	7,475
Comcast, Cl A	239,640	11,987
CST Brands	7,255	227
Delphi Automotive	24,800	1,683
Dillard’s, Cl A	44,400	4,102
DIRECTV*	141,100	10,783
Discovery Communications, Cl A*	43,559	3,602
Foot Locker, Cl A	53,100	2,495
Ford Motor	247,200	3,856
Fossil Group*	40,512	4,724
GameStop, Cl A (A)	60,400	2,482
Gannett	57,600	1,590
Goodyear Tire & Rubber (A)	35,700	933
Hanesbrands	3,900	298
Harley-Davidson, Cl A	202,744	13,505
Harman International Industries, Cl A	76,660	8,157
Home Depot	104,490	8,268
International Game Technology	131,900	1,854
Kohl’s	43,200	2,454
L Brands	286,005	16,237
Las Vegas Sands	74,510	6,019
Lear	103,100	8,631
Liberty Media - Interactive, Cl A*	565,600	16,329
Macy’s	125,440	7,437
Magna International, Cl A	64,100	6,173
Murphy USA*	9,200	373
NetFlix*	6,000	2,112
Nike, Cl B	112,925	8,341
priceline.com*	15,125	18,028
Ralph Lauren, Cl A	53,830	8,663
Sally Beauty Holdings*	207,500	5,685
Signet Jewelers	42,300	4,478
Starbucks	161,442	11,847
Target, Cl A	38,900	2,354
Tesla Motors* (A)	19,700	4,107
Time Warner Cable, Cl A	103,500	14,198
TRW Automotive Holdings*	30,600	2,498
Twenty-First Century Fox	410,680	12,781
Viacom, Cl B	19,900	1,691
Whirlpool	42,100	6,292
Yum! Brands	93,590	7,056

		284,684

Consumer Staples — 7.2%
Altria Group	22,500	842
Anheuser-Busch InBev ADR	136,972	14,423
Archer-Daniels-Midland	207,400	8,999
Coca-Cola	53,600	2,072
Coca-Cola Enterprises	119,370	5,701

Description	Shares	Market Value ($ Thousands)
Constellation Brands, Cl A*	8,300	$706
Costco Wholesale	119,787	13,378
CVS Caremark	148,600	11,124
Dr Pepper Snapple Group	17,700	964
Energizer Holdings	22,200	2,237
Estee Lauder, Cl A	103,118	6,897
Herbalife (A)	97,000	5,555
Hershey	22,500	2,349
Ingredion	16,500	1,123
Kimberly-Clark	29,700	3,274
Kroger	237,400	10,363
Lorillard	123,400	6,673
Mead Johnson Nutrition, Cl A	195,810	16,280
Nu Skin Enterprises, Cl A	30,700	2,543
PepsiCo	21,400	1,787
Philip Morris International	171,450	14,037
Procter & Gamble	53,000	4,272
Reynolds American	13,200	705
Safeway	38,300	1,415
Tyson Foods, Cl A	303,800	13,370
Walgreen	271,475	17,925
Wal-Mart Stores	600	46
Whole Foods Market	163,752	8,304

		177,364

Energy — 9.5%
Apache	45,500	3,774
Cabot Oil & Gas	93,620	3,172
Chesapeake Energy	39,700	1,017
Chevron	201,200	23,925
Cimarex Energy	4,200	500
ConocoPhillips	157,400	11,073
Core Laboratories	41,215	8,179
EOG Resources	107,150	21,020
Exxon Mobil	368,500	35,995
FMC Technologies*	150,879	7,889
Halliburton	119,186	7,019
Helmerich & Payne	31,100	3,345
Hess	58,600	4,857
Kinder Morgan	206,378	6,705
Marathon Oil	239,300	8,500
Marathon Petroleum	130,920	11,395
Murphy Oil (A)	36,800	2,313
Nabors Industries	33,400	823
Noble	59,900	1,961
Noble Energy	201,580	14,320
Occidental Petroleum	104,800	9,986
Phillips 66	270,300	20,829
Schlumberger, Cl A	104,969	10,235
SM Energy	73,300	5,226
Targa Resources	4,320	429
Valero Energy	203,100	10,785

		235,272

Financials — 16.2%
ACE	27,300	2,704
Aflac	43,900	2,767
Allied World Assurance Holdings	31,450	3,245
Allstate	190,500	10,779
American Capital Agency, Cl A †	7,300	157
American Financial Group	90,347	5,214

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Shares	Market Value ($ Thousands)
American International Group	515,860	$25,798
American Tower, Cl A †	9,500	778
Ameriprise Financial	51,500	5,669
Annaly Capital Management †	60,600	665
Associated Banc-Corp	3,200	58
Assurant	152,900	9,932
AvalonBay Communities †	1,900	250
Axis Capital Holdings	94,390	4,328
Bank of America	2,051,590	35,287
Bank of New York Mellon	47,700	1,683
BB&T	63,800	2,563
Berkshire Hathaway, Cl B*	23,600	2,949
Boston Properties †	2,200	252
Brandywine Realty Trust †	67,500	976
Capital One Financial	125,500	9,684
CBL & Associates Properties †	35,800	635
CBOE Holdings	62,800	3,555
Charles Schwab	358,241	9,791
Chubb	74,500	6,653
Citigroup	450,960	21,466
CME Group	105,525	7,810
CNA Financial	25,700	1,098
Comerica	38,500	1,994
CommonWealth †	17,600	463
Crown Castle International †	246,075	18,155
Discover Financial Services	221,700	12,901
East West Bancorp	1,900	69
Endurance Specialty Holdings	20,000	1,077
Equity Residential †	8,600	499
Everest Re Group	65,700	10,055
Fifth Third Bancorp	434,100	9,963
General Growth Properties †	13,700	301
Genworth Financial, Cl A*	210,200	3,727
Goldman Sachs Group	19,400	3,179
Hartford Financial Services Group	52,600	1,855
HCP †	10,500	407
Health Care †	6,600	393
Hospitality Properties Trust †	29,600	850
Host Hotels & Resorts †	10,200	206
Huntington Bancshares	229,300	2,286
IntercontinentalExchange Group	55,850	11,049
JPMorgan Chase	273,900	16,628
KeyCorp	811,100	11,550
Kimco Realty †	5,800	127
Lincoln National	104,700	5,305
McGraw-Hill	74,300	5,669
MetLife	42,000	2,218
MFA Financial †	94,700	734
Morgan Stanley	34,500	1,075
Northern Trust	4,400	288
PartnerRe	88,300	9,139
PNC Financial Services Group	94,600	8,230
Progressive	385,775	9,344
ProLogis †	11,900	486
Protective Life	37,300	1,962
Prudential Financial	35,400	2,997
Public Storage †	3,400	573
Realty Income † (A)	4,500	184
Regions Financial	155,700	1,730

Description	Shares	Market Value ($ Thousands)
Reinsurance Group of America, Cl A	115,000	$9,157
Senior Housing Properties Trust †	28,600	643
Simon Property Group †	7,400	1,214
SLM	52,100	1,275
State Street	43,900	3,053
Travelers	129,100	10,986
Unum Group	182,900	6,458
Validus Holdings	45,100	1,701
Ventas †	3,851	233
Vornado Realty Trust †	2,800	276
Waddell & Reed Financial, Cl A	83,200	6,125
Wells Fargo	497,600	24,751
Weyerhaeuser †	8,000	235

		400,521

Health Care — 12.3%
Abbott Laboratories	3,200	123
AbbVie	79,100	4,066
Aetna, Cl A	68,900	5,165
Alexion Pharmaceuticals*	87,120	13,254
Allergan	125,325	15,553
AmerisourceBergen	73,700	4,834
Amgen, Cl A	97,800	12,063
Baxter International	67,500	4,967
Biogen Idec*	62,720	19,184
Bristol-Myers Squibb	212,160	11,022
Cardinal Health	117,000	8,188
Celgene, Cl A*	171,675	23,966
Cigna	84,000	7,033
Covance*	65,517	6,807
DaVita HealthCare Partners*	104,999	7,229
Express Scripts Holding*	240,833	18,084
Gilead Sciences*	126,581	8,970
Humana	93,800	10,573
Intuitive Surgical*	22,333	9,782
Johnson & Johnson	107,200	10,530
McKesson	57,500	10,153
Medtronic	41,200	2,535
Merck	118,300	6,716
Myriad Genetics* (A)	21,600	738
Novo Nordisk ADR	250,125	11,418
Omnicare (A)	56,050	3,344
Perrigo	51,225	7,923
Pfizer	678,527	21,794
Questcor Pharmaceuticals (A)	3,140	204
Shire	71,550	10,627
United Therapeutics* (A)	72,800	6,845
UnitedHealth Group	18,900	1,550
WellPoint	134,310	13,371
Zimmer Holdings	36,300	3,433

		302,044

Industrials — 9.1%
Aecom Technology*	35,300	1,135
AGCO	48,500	2,675
Alaska Air Group	41,400	3,863
Alliant Techsystems	48,449	6,887
American Airlines Group* (A)	63,900	2,339
Boeing	6,600	828
Canadian Pacific Railway (A)	124,250	18,691

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	3

Description	Shares	Market Value ($ Thousands)
Caterpillar, Cl A (A)	22,600	$2,246
Copa Holdings, Cl A	4,600	668
Cummins	76,770	11,438
Danaher, Cl A	115,099	8,633
Deere	57,600	5,230
Delta Air Lines, Cl A	42,900	1,486
Engility Holdings*	4,883	220
Exelis	317,900	6,043
Fastenal, Cl A (A)	108,118	5,332
FedEx	9,600	1,273
Flowserve	129,260	10,126
Fluor	106,663	8,291
General Dynamics	25,900	2,821
General Electric	20,600	533
Huntington Ingalls Industries, Cl A	55,900	5,716
ITT	9,200	393
Kansas City Southern	88,810	9,064
L-3 Communications Holdings	103,000	12,170
Lincoln Electric Holdings	2,400	173
Lockheed Martin	36,800	6,007
Nielsen Holdings	171,040	7,633
Norfolk Southern	22,600	2,196
Northrop Grumman	133,700	16,496
Oshkosh Truck	68,500	4,033
Pall	146,970	13,149
Pentair	193,530	15,355
Raytheon	118,400	11,697
RR Donnelley & Sons	78,200	1,400
Southwest Airlines, Cl A	220,200	5,199
Stericycle, Cl A*	63,858	7,255
Timken	37,500	2,204
Towers Watson, Cl A	20,400	2,327
United Technologies	4,000	468
URS	22,900	1,078

		224,771

Information Technology — 19.4%
Accenture, Cl A	76,343	6,086
Activision Blizzard	78,000	1,594
Adobe Systems*	460,780	30,292
Alliance Data Systems*	18,620	5,073
Amdocs	167,630	7,788
Amphenol, Cl A	84,858	7,777
Ansys*	50,456	3,886
Apple	33,563	18,015
Applied Materials	850,000	17,357
Arrow Electronics, Cl A*	51,600	3,063
Atmel*	44,400	371
Avnet	64,800	3,015
Broadridge Financial Solutions	7,500	279
Brocade Communications Systems*	225,500	2,393
CA	101,000	3,128
Cisco Systems	319,600	7,162
Cognizant Technology Solutions, Cl A*	96,410	4,879
Computer Sciences	23,500	1,429
CoreLogic*	52,100	1,565
Corning, Cl B (A)	209,800	4,368
eBay*	270,225	14,927

Description	Shares	Market Value ($ Thousands)
EMC	72,800	$1,995
Equinix* (A)	24,294	4,490
Facebook, Cl A*	233,710	14,079
Fidelity National Information Services, Cl B	47,000	2,512
Fiserv, Cl A*	11,100	629
Flextronics International*	320,400	2,961
Genpact*	308,486	5,374
Google, Cl A*	29,118	32,452
Harris	37,800	2,766
Hewlett-Packard	249,500	8,074
IAC	9,300	664
Ingram Micro, Cl A*	275,600	8,147
Intel	205,800	5,312
Intuit	154,700	12,025
Leidos Holdings (A)	26,750	946
Lexmark International, Cl A	2,300	106
Marvell Technology Group	456,100	7,183
MasterCard, Cl A	542,070	40,493
Microsoft	771,350	31,618
National Instruments	136,573	3,918
Oracle, Cl B	130,700	5,347
Pandora Media*	132,100	4,005
Qualcomm	370,658	29,230
Rovi*	1,200	27
Salesforce.com*	120,238	6,864
SanDisk	26,100	2,119
Science Applications International (A)	15,285	572
Seagate Technology	53,000	2,977
Skyworks Solutions*	18,600	698
TE Connectivity	37,400	2,252
Tech Data*	20,300	1,237
Teradata*	146,475	7,205
Texas Instruments	233,970	11,032
VeriFone Holdings*	116,050	3,925
VeriSign* (A)	131,727	7,101
Visa, Cl A	154,760	33,406
Western Digital	174,200	15,995
Xerox	545,200	6,161
Yahoo!*	110,600	3,971
Yelp, Cl A*	43,425	3,341

		477,656

Materials — 3.2%
Cabot	27,000	1,595
CF Industries Holdings	28,400	7,402
Domtar (A)	44,400	4,983
Dow Chemical, Cl A	262,810	12,770
Eastman Chemical	23,100	1,991
Ecolab	74,709	8,068
Freeport-McMoRan Copper & Gold, Cl B	62,100	2,054
Huntsman	140,500	3,431
LyondellBasell Industries, Cl A	175,440	15,604
PPG Industries	41,205	7,971
Reliance Steel & Aluminum	3,500	247
Rock Tenn, Cl A	10,500	1,109
Steel Dynamics	48,200	857
Syngenta	90,050	6,824
United States Steel (A)	96,300	2,659
Westlake Chemical	29,800	1,972

		79,537

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Shares/Face Amounts ($ Thousands)	Market Value ($ Thousands)

Telecommunication Services — 0.7%
AT&T	355,200	$12,457
Verizon Communications	85,000	4,043

		16,500

Utilities — 1.8%
AES	375,600	5,363
Ameren	32,300	1,331
American Electric Power	164,600	8,339
DTE Energy	12,400	921
Duke Energy	9,500	676
Edison International	170,700	9,663
Entergy	115,000	7,688
Exelon	75,500	2,534
Public Service Enterprise Group	148,500	5,664
SCANA	52,300	2,684

		44,863

Total Common Stock (Cost $1,679,618) ($ Thousands)		2,243,212

AFFILIATED PARTNERSHIP — 2.3%
SEI Liquidity Fund, L.P. 0.070%** †† (B)	56,837,890	56,838

Total Affiliated Partnership (Cost $56,838) ($ Thousands)		56,838

CASH EQUIVALENTS — 4.6%
Investors Cash Trust - Treasury Portfolio - DWS US Treasury Money Fund, 0.010%**	4,947,456	4,947
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%** ††	107,781,775	107,782

Total Cash Equivalents (Cost $112,729) ($ Thousands)		112,729

U.S. TREASURY OBLIGATIONS (C) (D) — 0.4%
U.S. Treasury Bills
0.055%, 07/24/14	$8,922	8,922

Total U.S. Treasury Obligations (Cost $8,922) ($ Thousands)		8,922

Total Investments — 98.2% (Cost $1,858,107) ($ Thousands)		$2,421,701

A list of the open futures contracts held by the Fund at March 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	1,846	Jun-2014	$1,483
S&P Mid 400 Index E-MINI	169	Jun-2014	214

			$1,697

For the period ended March 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,466,073 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2014.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at March 31, 2014. The total market value of securities on loan at March 31, 2014 was $56,229 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2014 was $56,838 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,243,212	$—	$—	$2,243,212
Affiliated Partnership	—	56,838	—	56,838
Cash Equivalents	112,729	—	—	112,729
U.S. Treasury Obligations	—	8,922	—	8,922

Total Investments in Securities	$2,355,941	$65,760	$—	$2,421,701

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,697	$—	$—	$1,697

Total Other Financial Instruments	$1,697	$—	$—	$1,697

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2014, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	5

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund

March 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.1% ‡

Consumer Discretionary — 8.3%
Autoliv (A)	33,900	$3,402
Best Buy	29,200	771
Comcast, Cl A	75,700	3,691
CST Brands	9,911	310
Delphi Automotive	21,200	1,439
Dillard’s, Cl A	59,100	5,461
DIRECTV*	121,900	9,316
Foot Locker, Cl A	135,600	6,371
Ford Motor	221,700	3,459
GameStop, Cl A (A)	51,200	2,104
Gannett	73,800	2,037
General Motors	371,974	12,803
Goodyear Tire & Rubber (A)	33,700	880
Hasbro	34,900	1,941
Kohl’s (A)	123,400	7,009
Lear	118,600	9,929
Macy’s	208,640	12,370
Magna International, Cl A	60,400	5,817
McDonald’s	39,700	3,892
Murphy USA*	8,450	343
Target, Cl A	70,300	4,254
Time Warner Cable, Cl A	22,000	3,018
Toyota Motor (A)	87,700	9,901
Tribune*	58,600	4,667
TRW Automotive Holdings* (A)	26,500	2,163
Viacom, Cl B	83,200	7,071
Whirlpool	46,000	6,875

		131,294

Consumer Staples — 5.4%
Archer-Daniels-Midland	94,500	4,100
Coca-Cola Enterprises	76,770	3,666
CVS Caremark	147,200	11,019
Dr Pepper Snapple Group	54,400	2,963
Herbalife (A)	45,100	2,583
Hershey	17,600	1,837
Ingredion	41,000	2,791
Kellogg	86,900	5,450
Kroger	231,600	10,109
Lorillard	100,900	5,457
Molson Coors Brewing, Cl B	116,000	6,828
PepsiCo	47,200	3,941
Procter & Gamble	23,600	1,902
Safeway	37,700	1,393
SUPERVALU* (A)	111,437	762
SYSCO, Cl A	118,100	4,267
Tyson Foods, Cl A	104,400	4,595
Wal-Mart Stores	146,500	11,197

		84,860

Energy — 14.2%
Anadarko Petroleum, Cl A	41,400	3,509
Apache	93,000	7,714
BP ADR	246,903	11,876
Canadian Natural Resources	82,600	3,169
Chesapeake Energy	33,800	866
Chevron	306,700	36,470
ConocoPhillips	173,800	12,227
Consol Energy	75,900	3,032
EOG Resources	12,100	2,374

Description	Shares	Market Value ($ Thousands)
EQT	23,700	$2,298
Exxon Mobil	388,500	37,949
Halliburton	273,501	16,107
Helmerich & Payne	34,400	3,700
Hess	114,300	9,473
Marathon Oil	391,000	13,888
Marathon Petroleum	140,460	12,225
Murphy Oil (A)	33,800	2,125
Nabors Industries	60,200	1,484
Noble	42,500	1,391
Occidental Petroleum	202,400	19,287
Phillips 66	55,800	4,300
SM Energy	69,100	4,926
Targa Resources	3,090	307
Tesoro	40,700	2,059
Valero Energy	219,210	11,640

		224,396

Financials — 27.2%
ACE	57,400	5,686
Aflac	29,800	1,879
Allied World Assurance Holdings	18,060	1,864
Allstate	274,600	15,537
American Express	20,700	1,864
American Financial Group	72,000	4,155
American International Group	270,200	13,513
Ameriprise Financial	51,800	5,702
Assurant	117,100	7,607
AvalonBay Communities †	18,600	2,443
Axis Capital Holdings	92,200	4,227
Bank of America	1,657,400	28,507
Bank of New York Mellon	52,600	1,856
Berkshire Hathaway, Cl B*	81,300	10,160
Blackstone Group (B)	128,400	4,269
Capital One Financial	117,800	9,089
CBL & Associates Properties †	83,500	1,482
CBOE Holdings	67,600	3,826
Chubb	82,600	7,376
Citigroup	627,700	29,879
Comerica	30,900	1,601
Discover Financial Services	172,900	10,061
Endurance Specialty Holdings	39,000	2,099
Everest Re Group	95,100	14,555
Fifth Third Bancorp	564,800	12,962
Genworth Financial, Cl A*	191,700	3,399
Goldman Sachs Group	21,500	3,523
Hartford Financial Services Group	256,800	9,057
Hatteras Financial †	163,400	3,080
Hospitality Properties Trust †	58,400	1,677
Huntington Bancshares	267,500	2,667
Invesco	111,600	4,129
JPMorgan Chase	664,600	40,348
KeyCorp	637,200	9,074
KKR (A) (B)	156,600	3,577
Lincoln National	194,300	9,845
McGraw-Hill	75,700	5,776
MetLife	394,100	20,808
PartnerRe	72,900	7,545
PNC Financial Services Group	125,300	10,901
Protective Life	71,200	3,744

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Shares	Market Value ($ Thousands)
Prudential Financial	54,100	$4,580
Regions Financial	713,500	7,927
Reinsurance Group of America, Cl A	65,900	5,248
State Street	92,300	6,420
SunTrust Banks	83,700	3,330
Tanger Factory Outlet Centers †	63,900	2,237
Travelers	101,700	8,655
Two Harbors Investment †	281,200	2,882
Unum Group	139,000	4,908
Waddell & Reed Financial, Cl A	73,600	5,418
Wells Fargo	734,100	36,514

		429,468

Health Care — 11.3%
Abbott Laboratories	6,100	235
AbbVie	28,700	1,475
Aetna, Cl A	98,500	7,385
Alexion Pharmaceuticals*	14,310	2,177
AmerisourceBergen	73,000	4,788
Amgen, Cl A	95,900	11,828
Baxter International	86,200	6,343
Biogen Idec*	16,400	5,016
Cardinal Health	84,300	5,899
CareFusion*	52,600	2,115
Celgene, Cl A*	27,800	3,881
Cigna	92,600	7,754
Covidien	49,300	3,631
Express Scripts Holding*	102,768	7,717
Gilead Sciences*	14,500	1,028
Humana	51,500	5,805
Johnson & Johnson	122,600	12,043
McKesson	43,150	7,619
Merck	228,400	12,966
Novartis	35,900	3,052
Omnicare (A)	50,500	3,013
Pfizer	1,030,200	33,090
Questcor Pharmaceuticals (A)	3,440	224
United Therapeutics*	72,500	6,817
UnitedHealth Group	35,800	2,935
WellPoint	154,200	15,351
Zimmer Holdings	39,900	3,774

		177,961

Industrials — 9.4%
Aecom Technology*	28,800	927
AGCO (A)	47,000	2,593
Alliant Techsystems	40,600	5,771
American Airlines Group* (A)	190,700	6,980
Caterpillar, Cl A (A)	73,400	7,294
Cummins	16,500	2,458
Deere	49,700	4,513
Delta Air Lines, Cl A	337,300	11,687
Eaton	62,900	4,725
Engility Holdings*	9,516	429
Exelis	268,000	5,095
General Dynamics	24,800	2,701
General Electric	681,900	17,654
Hertz Global Holdings*	118,100	3,146
Honeywell International	23,300	2,161
Huntington Ingalls Industries, Cl A	52,800	5,399
Joy Global (A)	130,900	7,592

Description	Shares	Market Value ($ Thousands)
Kennametal	5,654	$250
L-3 Communications Holdings	89,300	10,551
Lockheed Martin	33,200	5,420
Norfolk Southern	23,800	2,313
Northrop Grumman	90,800	11,203
Oshkosh Truck	81,600	4,804
Raytheon	107,300	10,600
Republic Services	100,900	3,447
RR Donnelley & Sons	144,100	2,579
Southwest Airlines, Cl A	118,500	2,798
Triumph Group	45,900	2,964

		148,054

Information Technology — 11.6%
Activision Blizzard	343,700	7,025
Amdocs	165,010	7,666
Apple	34,179	18,345
Applied Materials	264,500	5,401
Arrow Electronics, Cl A*	51,000	3,027
Avnet	59,300	2,759
CA	125,500	3,887
Check Point Software Technologies*	52,500	3,551
Cisco Systems	1,136,200	25,462
Convergys	110,700	2,426
Corning, Cl B (A)	175,400	3,652
EMC	257,400	7,056
Flextronics International*	305,600	2,824
Harris	35,200	2,575
Hewlett-Packard	211,100	6,831
Ingram Micro, Cl A*	278,000	8,218
Intel	275,300	7,106
International Business Machines	10,900	2,098
Marvell Technology Group	283,200	4,460
Microsoft	270,500	11,088
Oracle, Cl B	187,900	7,687
SanDisk	22,800	1,851
Seagate Technology	193,600	10,873
TE Connectivity	46,300	2,788
Tech Data*	33,500	2,042
Teradyne (A)	109,900	2,186
Vishay Intertechnology (A)	103,400	1,538
Western Digital	170,500	15,655
Xerox	222,600	2,515

		182,592

Materials — 3.7%
CF Industries Holdings	30,000	7,819
Crown Holdings*	165,800	7,418
Domtar	56,400	6,329
Dow Chemical, Cl A	113,300	5,505
Eastman Chemical	76,500	6,595
Freeport-McMoRan Copper & Gold, Cl B	49,200	1,627
Huntsman	135,000	3,297
International Paper	60,500	2,776
LyondellBasell Industries, Cl A	28,700	2,553
Mosaic	73,300	3,665
Owens-Illinois*	95,600	3,234
Reliance Steel & Aluminum	65,100	4,600
United States Steel (A)	90,500	2,498

		57,916

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	7

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecommunication Services — 2.8%
AT&T (A)	597,600	$20,958
CenturyTel (A)	31,100	1,021
China Mobile ADR (A)	179,600	8,188
Verizon Communications	310,500	14,771

		44,938

Utilities — 3.2%
AES	363,100	5,185
Ameren	52,200	2,151
American Electric Power	247,400	12,533
Edison International	115,700	6,550
Entergy	87,100	5,823
Exelon	128,100	4,299
Pinnacle West Capital	55,900	3,055
Public Service Enterprise Group (A)	128,400	4,897
Westar Energy, Cl A	110,400	3,882
Xcel Energy	91,200	2,769

		51,144

Total Common Stock (Cost $1,217,569) ($ Thousands)		1,532,623

AFFILIATED PARTNERSHIP — 3.3%
SEI Liquidity Fund, L.P. 0.070%** †† (B)	52,195,621	52,196

Total Affiliated Partnership (Cost $52,196) ($ Thousands)		52,196

CASH EQUIVALENT — 3.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%** ††	48,522,112	48,522

Total Cash Equivalent (Cost $48,522) ($ Thousands)		48,522

U.S. TREASURY OBLIGATIONS (C) (D) — 0.1%
U.S. Treasury Bills
0.055%, 07/24/14	$1,680	1,680

Total U.S. Treasury Obligations (Cost $1,680) ($ Thousands)		1,680

Total Investments — 103.6% (Cost $1,319,967) ($ Thousands)		$1,635,021

A list of the open futures contracts held by the Fund at March 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Russell 2000 Index E-MINI	14	Jun-2014	$(14)
S&P 500 Index E-MINI	294	Jun-2014	443

			$429

For the period ended March 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,577,659 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2014.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at March 31, 2014. The total market value of securities on loan at March 31, 2014 was $51,546 ($ Thousands).

(B)	This security was purchased with cash collateral received from securities lending. The total market value of such securities as of March 31, 2014 was $52,196 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The following is a summary of the inputs used as of March 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,532,623	$—	$—	$1,532,623
Affiliated Partnership	—	52,196	—	52,196
Cash Equivalent	48,522	—	—	48,522
U.S. Treasury Obligations	—	1,680	—	1,680

Total Investments in Securities	$1,581,145	$53,876	$—	$1,635,021

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$443	$—	$—	$443
Unrealized Depreciation	(14)	—	—	(14)

Total Other Financial Instruments	$429	$—	$—	$429

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2014, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund

March 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.9% ‡

Consumer Discretionary — 14.5%
Best Buy	3,000	$79
Brinker International	8,500	446
Burger King Worldwide (A)	34,600	919
Carter’s	22,600	1,755
CBS, Cl B	21,300	1,316
Charter Communications, Cl A*	3,900	481
Cinemark Holdings	26,900	780
Comcast, Cl A	49,600	2,481
Delphi Automotive	77,500	5,259
Dick’s Sporting Goods	6,100	333
Discovery Communications, Cl A* (A)	121,389	10,039
DISH Network, Cl A*	17,700	1,101
Domino’s Pizza	23,100	1,778
DSW, Cl A	17,300	620
Dunkin’ Brands Group (A)	48,100	2,414
Fossil Group*	70,189	8,185
Gentex	33,000	1,041
Genuine Parts	32,700	2,840
GNC Holdings, Cl A	13,800	608
Goodyear Tire & Rubber (A)	35,400	925
H&R Block	69,200	2,089
Hanesbrands	41,600	3,182
Harley-Davidson, Cl A	1,600	107
Hasbro	1,700	94
Home Depot	52,200	4,131
Interpublic Group	83,500	1,431
Jarden*	52,600	3,147
L Brands	297,475	16,888
Lear	3,300	276
Liberty Global, Cl A*	33,809	1,406
Liberty Global*	33,809	1,376
Liberty Media - Interactive, Cl A*	792,085	22,867
Liberty Ventures, Ser A*	15,500	2,020
Lions Gate Entertainment (A)	29,400	786
LKQ*	38,700	1,020
Lowe’s	38,400	1,878
Madison Square Garden, Cl A*	26,500	1,505
Mattel	116,100	4,657
Newell Rubbermaid, Cl B	73,800	2,207
News*	103,125	1,776
Nike, Cl B	172,875	12,768
Omnicom Group	87,400	6,345
O’Reilly Automotive*	26,200	3,888
PetSmart	800	55
Polaris Industries (A)	18,000	2,515
priceline.com*	19,125	22,795
Sally Beauty Holdings*	284,025	7,782
Scripps Networks Interactive, Cl A	32,700	2,482
Service International	43,500	865
Signet Jewelers	1,100	116
Starbucks	215,814	15,836
Starz - Liberty Capital*	37,500	1,211
Thor Industries	2,300	140
Time Warner Cable, Cl A	51,100	7,010
TJX	59,800	3,627

Description	Shares	Market Value ($ Thousands)
TripAdvisor* (A)	4,700	$426
Tupperware Brands	14,700	1,231
Twenty-First Century Fox, Cl A	150,200	4,802
VF	19,400	1,200
Viacom, Cl B	53,500	4,547
Walt Disney	75,500	6,045
Wyndham Worldwide	18,200	1,333
Wynn Resorts	4,300	955

		224,217

Consumer Staples — 8.6%
Altria Group	21,297	797
Archer-Daniels-Midland	7,400	321
Brown-Forman, Cl B	21,900	1,964
Campbell Soup (A)	14,100	633
Church & Dwight	37,000	2,556
Clorox (A)	27,500	2,420
Coca-Cola Enterprises	92,000	4,394
Colgate-Palmolive	53,500	3,471
Constellation Brands, Cl A*	42,200	3,586
Costco Wholesale	117,472	13,119
CVS Caremark	59,400	4,447
Dr Pepper Snapple Group	2,900	158
Estee Lauder, Cl A	180,324	12,060
General Mills, Cl A	50,600	2,622
Hershey	46,400	4,844
Hormel Foods	54,800	2,700
JM Smucker	6,600	642
Kellogg	35,200	2,207
Kimberly-Clark	46,000	5,071
Kroger	65,000	2,837
Lorillard	2,200	119
McCormick (A)	37,400	2,683
Mead Johnson Nutrition, Cl A	195,827	16,281
Reynolds American	40,100	2,142
SYSCO, Cl A	19,100	690
Walgreen	371,100	24,504
Whole Foods Market	296,432	15,032

		132,300

Energy — 5.7%
Cabot Oil & Gas	6,300	213
Cheniere Energy*	12,000	664
Core Laboratories	72,065	14,301
Dril-Quip*	9,300	1,042
EOG Resources	146,600	28,759
EQT	9,100	882
FMC Technologies* (A)	263,847	13,797
Kinder Morgan	336,444	10,931
Noble Energy	5,600	398
Schlumberger, Cl A	183,547	17,896

		88,883

Financials — 9.0%
Affiliated Managers Group*	18,900	3,781
Allied World Assurance Holdings	4,900	506
American Express	39,100	3,520
American Financial Group	4,200	242
Ameriprise Financial	27,700	3,049
Aon	33,900	2,857

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	9

Description	Shares	Market Value ($ Thousands)
Arch Capital Group*	4,400	$253
Arthur J. Gallagher	53,800	2,560
Axis Capital Holdings	13,200	605
BlackRock	10,700	3,365
CBOE Holdings	38,500	2,179
Charles Schwab	687,258	18,783
Chubb	18,800	1,679
CME Group	144,750	10,713
Corrections Corp of America †	17,900	561
Crown Castle International †	326,150	24,063
Eaton Vance (A)	27,900	1,065
Endurance Specialty Holdings	6,600	355
Extra Space Storage †	2,800	136
Fidelity National Financial, Cl A	8,900	280
Hanover Insurance Group, Cl A	5,400	332
IntercontinentalExchange Group	82,700	16,361
Loews	10,900	480
LPL Financial Holdings	19,100	1,003
Marsh & McLennan	131,000	6,458
McGraw-Hill	66,300	5,059
Moody’s	32,300	2,562
MSCI, Cl A*	20,700	890
Omega Healthcare Investors † (A)	15,200	509
Progressive	545,936	13,223
Prudential Financial	14,900	1,261
Rayonier †	35,000	1,607
Signature Bank NY, Cl B*	1,800	226
Spirit Realty Capital †	27,500	302
T. Rowe Price Group	18,400	1,515
Travelers	44,100	3,753
Validus Holdings	3,200	121
Waddell & Reed Financial, Cl A	35,700	2,628

		138,842

Health Care — 13.6%
Actavis*	15,932	3,280
Aetna, Cl A	10,300	772
Agilent Technologies	21,000	1,174
Allergan	171,275	21,255
AmerisourceBergen	95,200	6,244
Becton Dickinson	60,400	7,072
C.R. Bard	4,700	695
Celgene, Cl A*	158,425	22,116
Charles River Laboratories International*	8,400	507
Cigna	6,600	553
Cooper, Cl A	13,400	1,841
Covance*	138,160	14,355
DaVita HealthCare Partners*	183,606	12,641
Dentsply International	16,700	769
Endo International*	2,900	199
Express Scripts Holding*	273,350	20,526
Gilead Sciences*	212,220	15,038
HCA Holdings*	7,400	389
Henry Schein*	37,600	4,488
Illumina* (A)	11,400	1,695
Intuitive Surgical*	39,066	17,110
Jazz Pharmaceuticals*	11,700	1,623
Johnson & Johnson	51,100	5,019

Description	Shares	Market Value ($ Thousands)
Laboratory Corp of America Holdings*	12,800	$1,257
McKesson	11,000	1,942
MEDNAX*	20,200	1,252
Mettler Toledo International*	6,300	1,485
Mylan* (A)	57,700	2,817
Novo Nordisk ADR	341,810	15,604
Patterson	35,300	1,474
Perrigo	75,700	11,708
ResMed (A)	10,500	469
Salix Pharmaceuticals*	6,500	673
Sirona Dental Systems, Cl A*	12,700	948
St. Jude Medical	31,100	2,034
Stryker	44,000	3,585
Techne, Cl A	2,400	205
United Therapeutics* (A)	19,200	1,805
Universal Health Services, Cl B	11,900	977
Waters*	14,900	1,615
Zimmer Holdings	3,400	322

		209,533

Industrials — 10.7%
3M	81,000	10,989
Aecom Technology*	3,400	109
Alaska Air Group	9,100	849
Allegion	29,066	1,516
American Airlines Group*	26,300	963
Ametek	31,100	1,601
AO Smith	14,400	663
Babcock & Wilcox (A)	35,000	1,162
BE Aerospace*	38,900	3,376
Carlisle	1,100	87
Chicago Bridge & Iron	28,700	2,501
Cintas	11,400	680
Colfax*	33,900	2,418
Copa Holdings, Cl A	10,000	1,452
Crane, Cl A	8,800	626
Danaher, Cl A	245,078	18,381
Delta Air Lines, Cl A	58,500	2,027
Dover	33,700	2,755
Dun & Bradstreet (A)	15,200	1,510
Emerson Electric	26,200	1,750
Equifax	48,300	3,286
Fastenal, Cl A (A)	195,715	9,653
Flowserve	54,500	4,270
Fluor	184,104	14,311
Graco	9,700	725
Hexcel, Cl A*	21,200	923
Honeywell International	25,500	2,365
Hubbell, Cl B	15,300	1,834
Huntington Ingalls Industries, Cl A	19,900	2,035
IDEX	30,600	2,230
Illinois Tool Works	44,800	3,644
Ingersoll-Rand	58,800	3,366
ITT	37,500	1,603
Kansas City Southern	7,300	745
KAR Auction Services	11,900	361
Lennox International	21,000	1,909
Lincoln Electric Holdings	33,900	2,441
Lockheed Martin	29,300	4,783

10	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Shares	Market Value ($ Thousands)
Nielsen Holdings	12,000	$536
Nordson	9,700	684
Norfolk Southern	6,400	622
Old Dominion Freight Line, Cl A*	24,400	1,384
Pall	45,800	4,098
Precision Castparts	1,700	430
Robert Half International	13,300	558
Rockwell Automation	3,000	374
Rockwell Collins	10,500	837
Roper Industries	35,300	4,713
Snap-on	2,700	306
Southwest Airlines, Cl A	32,800	774
Spirit Aerosystems Holdings, Cl A*	4,900	138
Stericycle, Cl A*	139,158	15,811
Toro	19,500	1,232
TransDigm Group	11,300	2,093
Union Pacific	21,500	4,035
United Parcel Service, Cl B	32,000	3,116
United Technologies	7,900	923
Verisk Analytics, Cl A*	46,200	2,770
Wabtec	39,400	3,053
Waste Connections	14,800	649
Waste Management	15,500	652

		165,687

Information Technology — 29.9%
3D Systems* (A)	9,800	580
Accenture, Cl A	158,192	12,611
Adobe Systems*	365,175	24,007
Alliance Data Systems*	20,200	5,504
Amphenol, Cl A	172,479	15,807
Analog Devices	4,700	250
Ansys*	88,242	6,796
Apple	41,345	22,192
Applied Materials	26,300	537
Automatic Data Processing	193,800	14,973
Broadridge Financial Solutions	57,600	2,139
Cognizant Technology Solutions, Cl A*	168,572	8,531
Concur Technologies*	1,900	188
DST Systems	11,400	1,081
eBay*	370,850	20,486
Equinix* (A)	33,151	6,128
Factset Research Systems (A)	8,700	938
Fidelity National Information Services, Cl B	12,300	657
Fiserv, Cl A*	113,100	6,412
FleetCor Technologies*	27,800	3,200
Gartner*	26,000	1,805
Genpact*	542,525	9,451
Global Payments	7,500	533
Google, Cl A*	42,287	47,129
Harris	7,400	542
IAC	13,200	942
Intuit	218,725	17,001
Jack Henry & Associates	37,300	2,080
Knowles*	16,850	532
LinkedIn, Cl A*	1,200	222
MasterCard, Cl A	416,025	31,077

Description	Shares	Market Value ($ Thousands)
Microsoft	768,308	$31,493
Motorola Solutions	55,500	3,568
National Instruments	238,820	6,852
NCR*	53,600	1,959
NetSuite*	9,500	901
Pandora Media*	8,200	249
Paychex (A)	119,800	5,104
Qualcomm	559,398	44,114
Salesforce.com* (A)	210,246	12,003
Solera Holdings	3,800	241
Teradata*	200,325	9,854
Total System Services	51,700	1,572
Vantiv, Cl A*	29,300	885
VeriFone Holdings*	158,650	5,366
VeriSign* (A)	219,724	11,845
Visa, Cl A	260,638	56,261
Western Union	43,000	704
Workday, Cl A*	4,500	411
Xilinx	3,300	179
Yelp, Cl A*	59,225	4,556
Zebra Technologies, Cl A*	1,200	83

		462,531

Materials — 4.4%
Airgas	23,100	2,460
AptarGroup	9,600	635
Avery Dennison	8,000	405
Ball	6,200	340
Bemis	19,100	749
Compass Minerals International, Cl A	700	58
E.I. Du Pont de Nemours	27,100	1,818
Ecolab	207,624	22,421
FMC	40,600	3,108
International Flavors & Fragrances	35,200	3,368
LyondellBasell Industries, Cl A	16,400	1,459
NewMarket (A)	3,800	1,485
Packaging Corp of America	41,000	2,885
PPG Industries	17,400	3,366
Praxair	11,200	1,467
RPM International	48,200	2,017
Scotts Miracle-Gro, Cl A	4,700	288
Sherwin-Williams, Cl A	23,100	4,554
Sigma-Aldrich	16,500	1,541
Syngenta	123,221	9,338
Valspar	12,600	909
Westlake Chemical	6,000	397
WR Grace*	27,500	2,727

		67,795

Telecommunication Services — 0.3%
SBA Communications, Cl A*	49,600	4,512
tw telecom, Cl A*	7,200	225

		4,737

Utilities — 0.2%
ITC Holdings (A)	69,300	2,588

Total Common Stock (Cost $1,174,216) ($ Thousands)		1,497,113

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	11

Description	Share/Face Amount ($ Thousands)	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 3.3%
SEI Liquidity Fund, L.P. 0.070%**††(B) $	50,615,562	$50,616

Total Affiliated Partnership (Cost $50,616) ($ Thousands)		50,616

CASH EQUIVALENTS — 2.9%
Investors Cash Trust - Treasury Portfolio - DWS US Treasury Money Fund, 0.010%**	7,178,839	7,179
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	38,379,781	38,380

Total Cash Equivalents (Cost $45,559) ($ Thousands)		45,559

U.S. TREASURY OBLIGATIONS (C) (D) — 0.1%
U.S. Treasury Bills 0.061%, 07/24/14	$2,185	2,185

Total U.S. Treasury Obligations (Cost $2,185) ($ Thousands)		2,185

Total Investments — 103.2% (Cost $1,272,576) ($ Thousands)		$1,595,473

A list of the open futures contracts held by the Fund at March 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Russell 2000 Index E-MINI	32	Jun-2014	$(14)
S&P 500 Index E-MINI	335	Jun-2014	530

			$516

For the period ended March 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,545,665 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31,2014.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at March 31, 2014. The total market value of securities on loan at March 31, 2014 was $50,019 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2014 was $50,616 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or a portion thereof, has been pledged as collateral on open future contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ser — Series

S&P — Standard & Poor’s

The following is a list of the inputs used as of March 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,497,113	$—	$—	$1,497,113
Affiliated Partnership	—	50,616	—	50,616
Cash Equivalents	45,559	—	—	45,559
U.S. Treasury Obligations	—	2,185	—	2,1859

Total Investments in Securities	$1,542,672	$52,801	$—	$1,595,473

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$530	$—	$—	$530
Unrealized Depreciation	(14)	—	—	(14)

Total Other Financial Instruments	$516	$—	$—	$516

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2014, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

12	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.9%

Consumer Discretionary — 12.0%
Amazon.com, Cl A*	23,582	$7,936
Autoliv* (A)	22,650	2,273
Bed Bath & Beyond*	18,911	1,301
Best Buy*	86,319	2,280
CarMax* (A)	1,883	88
CBS, Cl B*	208,745	12,900
Charter Communications, Cl A*	18,086	2,228
Chipotle Mexican Grill, Cl A*	19,361	10,998
Coach*	77,282	3,838
Comcast, Cl A*	199,521	9,980
CST Brands* (A)	26,846	839
Darden Restaurants*	3,127	159
Delphi Automotive*	91,343	6,199
Dillard’s, Cl A*	25,714	2,376
DIRECTV*	138,930	10,617
Discovery Communications, Cl A* (A)	26,104	2,159
DISH Network, Cl A*	17,303	1,076
Domino’s Pizza*	18,894	1,454
DR Horton* (A)	6,500	141
Family Dollar Stores*	701	41
Foot Locker, Cl A*	30,000	1,409
Ford Motor*	249,297	3,889
Fossil Group*	45,038	5,252
GameStop, Cl A* (A)	164,221	6,750
Gannett*	153,973	4,250
Gap*	100,419	4,023
General Motors*	4,749	164
Genuine Parts*	2,400	208
Goodyear Tire & Rubber* (A)	145,740	3,808
Graham Holdings, Cl B*	809	570
H&R Block*	52,113	1,573
Harley-Davidson, Cl A*	294,668	19,628
Harman International Industries, Cl A*	89,212	9,492
Hasbro* (A)	9,640	536
Home Depot*	119,248	9,436
International Game Technology*	28,909	406
Interpublic Group*	2,743	47
Johnson Controls*	4,300	203
Kohl’s*	11,093	630
L Brands*	198,423	11,264
Las Vegas Sands*	4,119	333
Lear*	115,549	9,674
Liberty Global, Cl A*	3,095	129
Liberty Global*	3,095	126
Liberty Media - Interactive, Cl A*	578,086	16,689
LKQ*	13,165	347
Lowe’s*	45,020	2,202
Macy’s*	86,900	5,152
Magna International, Cl A*	36,582	3,523
Marriott International, Cl A*	11	1
Mattel*	6,987	281
McDonald’s*	6,294	617
MGM Mirage*	33,662	870

Description	Shares	Market Value ($ Thousands)
Murphy USA*	24,225	$983
Newell Rubbermaid, Cl B*	63,977	1,913
News*	107,436	1,819
Nike, Cl B*	249,213	18,407
Nordstrom* (A)	117,714	7,351
Omnicom Group*	3,479	253
PetSmart*	1,608	111
priceline.com*	18,744	22,341
Ralph Lauren, Cl A*	11,057	1,779
Royal Caribbean Cruises*	3,900	213
Signet Jewelers*	40,637	4,302
Sirius XM Holdings*	19,560	63
Staples*	4,274	48
Starbucks*	142,466	10,454
Starwood Hotels & Resorts Worldwide*	4,743	378
Target, Cl A*	21,414	1,296
Tempur-Pedic International* (A)	21,091	1,068
Tesla Motors* (A)	21,666	4,516
Time Warner*	41,985	2,743
Time Warner Cable, Cl A*	73,555	10,090
TJX*	4,954	300
Tupperware Brands*	5,517	462
Twenty-First Century Fox*	366,366	11,401
Twenty-First Century Fox, Cl A*	114,501	3,661
Under Armour, Cl A* (A)	33,041	3,788
Urban Outfitters*	763	28
VF*	4,748	294
Walt Disney*	114,940	9,203
Whirlpool*	68,064	10,173
Wyndham Worldwide*	55,235	4,045
Yum! Brands*	70,758	5,334

		341,182

Consumer Staples — 8.2%
Altria Group*	89,960	3,367
Anheuser-Busch InBev ADR*	96,370	10,148
Archer-Daniels-Midland*	240,966	10,456
Beam*	8,611	717
Brown-Forman, Cl B*	19,493	1,748
Bunge*	22,852	1,817
Church & Dwight*	11,874	820
Clorox*	832	73
Coca-Cola*	84,125	3,252
Coca-Cola Enterprises*	38,954	1,861
Colgate-Palmolive*	6,566	426
ConAgra Foods*	49,133	1,525
Constellation Brands, Cl A*	10,975	933
Costco Wholesale*	194,148	21,682
CVS Caremark*	260,343	19,489
Dr Pepper Snapple Group* (A)	25,908	1,411
Estee Lauder, Cl A*	157,034	10,502
Herbalife* (A)	119,792	6,861
Hershey*	47,876	4,998
Ingredion*	22,400	1,525
Keurig Green Mountain*	11,520	1,216
Kimberly-Clark*	41,873	4,617
Kraft Foods*	13,143	737

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	13

Description	Shares	Market Value ($ Thousands)
Kroger*	265,496	$11,589
Lorillard*	62,049	3,356
Mead Johnson Nutrition, Cl A*	198,863	16,534
Mondelez International, Cl A*	244,723	8,455
Nu Skin Enterprises, Cl A*	22,775	1,887
PepsiCo*	3,825	319
Philip Morris International*	142,499	11,666
Procter & Gamble*	83,374	6,720
Reynolds American*	93,279	4,983
Safeway*	107,954	3,988
SYSCO, Cl A*	6,029	218
Tyson Foods, Cl A* (A)	381,578	16,793
Walgreen*	307,995	20,337
Wal-Mart Stores*	48,480	3,705
WhiteWave Foods, Cl A*	17,791	508
Whole Foods Market*	210,822	10,691

		231,930

Energy — 10.1%
Anadarko Petroleum, Cl A*	3,563	302
Apache*	9,872	819
Cabot Oil & Gas*	91,996	3,117
Cameron International*	12,824	792
Chesapeake Energy*	4,174	107
Chevron*	248,643	29,566
Cimarex Energy*	5,845	696
Cobalt International Energy*	25,934	475
Concho Resources*	900	110
ConocoPhillips*	257,902	18,143
Continental Resources, Cl A* (A)	24,830	3,086
Core Laboratories* (A)	68,367	13,567
Devon Energy*	6,790	454
Energen*	750	61
EOG Resources*	124,719	24,466
EQT*	2,100	204
Exxon Mobil*	394,419	38,527
FMC Technologies*	169,519	8,864
Gulfport Energy*	21,426	1,525
Halliburton*	110,013	6,479
Helmerich & Payne*	55,735	5,995
Hess*	96,213	7,974
HollyFrontier*	5,691	271
Kinder Morgan*	162,634	5,284
Kosmos Energy*	152,461	1,677
Marathon Oil*	197,196	7,004
Marathon Petroleum*	136,931	11,918
Murphy Oil* (A)	96,903	6,091
Nabors Industries*	33,146	817
National Oilwell Varco, Cl A*	44,172	3,440
Noble Energy*	234,453	16,656
Occidental Petroleum*	17,280	1,647
Phillips 66*	342,900	26,424
Pioneer Natural Resources* (A)	2,401	449
Schlumberger, Cl A*	169,851	16,560
SM Energy*	16,604	1,184
Spectra Energy*	6,373	235
Suncor Energy*	96,983	3,391
Superior Energy Services*	31,248	961

Description	Shares	Market Value ($ Thousands)
Tesoro*	20,299	$1,027
Ultra Petroleum*	59,940	1,612
Valero Energy*	223,383	11,862
Western Refining*	23,637	912
Williams*	5,410	220

		284,971

Financials — 16.2%
ACE*	32,344	3,204
Aflac*	68,072	4,291
Allied World Assurance Holdings*	37,344	3,854
Allstate*	59,438	3,363
American Capital*	129,457	2,044
American Express*	6,330	570
American Financial Group*	39,790	2,296
American International Group*	508,395	25,425
American Tower, Cl A* †	30,796	2,521
Ameriprise Financial*	82,444	9,075
Arch Capital Group*	6,051	348
Artisan Partners Asset Management, Cl A*	28,951	1,860
Associated Banc-Corp*	21,133	382
Assurant* (A)	185,288	12,036
AvalonBay Communities* †	1,788	235
Axis Capital Holdings*	113,203	5,190
Bank of America*	2,215,852	38,113
Bank of New York Mellon*	51,336	1,812
BB&T*	51,249	2,059
Berkshire Hathaway, Cl B*	43,666	5,457
BlackRock*	2,401	755
Boston Properties* †	4,827	553
Brandywine Realty Trust* †	101,137	1,462
Capital One Financial*	113,167	8,732
CBL & Associates Properties* †	43,851	778
CBOE Holdings*	29,238	1,655
CBRE Group, Cl A*	2,800	77
Charles Schwab*	458,204	12,523
Chubb*	136,426	12,183
Citigroup*	382,337	18,199
CME Group*	102,117	7,558
Comerica*	24,959	1,293
Crown Castle International* †	321,932	23,752
Cullen/Frost Bankers* (A)	15,682	1,216
Digital Realty Trust, Cl A* † (A)	1,300	69
Discover Financial Services*	241,586	14,058
Equity Residential* †	4,687	272
Everest Re Group*	60,718	9,293
Fidelity National Financial, Cl A*	8,706	274
Fifth Third Bancorp*	689,655	15,827
Franklin Resources*	78,842	4,272
Genworth Financial, Cl A*	283,086	5,019
Goldman Sachs Group*	21,644	3,546
Hartford Financial Services Group*	101,910	3,595
Health Care* †	5,009	298
Hospitality Properties Trust* †	55,114	1,583

14	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Shares	Market Value ($ Thousands)
Host Hotels & Resorts* †	15,849	$321
Huntington Bancshares*	321,477	3,205
ING US*	39,187	1,421
IntercontinentalExchange Group*	52,671	10,420
JPMorgan Chase*	474,451	28,804
KeyCorp*	816,571	11,628
Kimco Realty* †	15,742	344
Lincoln National*	182,558	9,250
Loews*	5,360	236
Macerich* †	5,647	352
MetLife*	56,878	3,003
Morgan Stanley*	24,877	775
Nationstar Mortgage Holdings*	32,775	1,064
PartnerRe*	129,412	13,394
People’s United Financial* (A)	23,725	353
PNC Financial Services Group*	133,835	11,643
Popular*	44,819	1,389
Progressive*	249,291	6,038
ProLogis* †	14,709	601
Protective Life*	103,767	5,457
Prudential Financial*	44,724	3,786
Public Storage* †	4,106	692
Raymond James Financial*	4,992	279
Regions Financial*	507,300	5,636
Reinsurance Group of America, Cl A*	80,696	6,426
RenaissanceRe Holdings* (A)	16,714	1,631
RLJ Lodging Trust* †	38,000	1,016
Simon Property Group* †	6,723	1,103
SLM*	76,532	1,873
Spirit Realty Capital* †	131,075	1,439
State Street*	40,538	2,819
SunTrust Banks*	16,281	648
Torchmark, Cl A* (A)	11,690	920
Travelers*	120,419	10,248
Unum Group*	110,928	3,917
US Bancorp*	65,779	2,819
Validus Holdings*	28,272	1,066
Ventas* †	7,372	446
Vornado Realty Trust* †	5,334	526
Wells Fargo*	571,346	28,419
Weyerhaeuser* †	17,503	514

		458,898

Health Care — 12.8%
Abbott Laboratories*	99,343	3,826
AbbVie*	87,679	4,507
Actavis* (A)	21,654	4,457
Aetna, Cl A*	56,625	4,245
Agilent Technologies*	5,250	294
Alexion Pharmaceuticals*	80,852	12,300
Allergan*	123,287	15,300
AmerisourceBergen*	88,988	5,837
Amgen, Cl A*	170,762	21,062
Ariad Pharmaceuticals* (A)	428,752	3,456
Baxter International*	36,801	2,708
Becton Dickinson*	2,360	276
Biogen Idec*	80,389	24,589

Description	Shares	Market Value ($ Thousands)
Bristol-Myers Squibb*	150,556	$7,821
Cardinal Health*	108,112	7,566
Celgene, Cl A*	177,007	24,710
Cerner* (A)	4,400	247
Cigna*	68,071	5,700
Community Health Systems*	39,000	1,528
Covance*	92,947	9,657
Covidien*	15,456	1,139
Cubist Pharmaceuticals*	3,881	284
DaVita HealthCare Partners*	91,254	6,283
Edwards Lifesciences, Cl A*	1,400	104
Eli Lilly*	51,961	3,058
Endo International* (A)	29,070	1,996
Express Scripts Holding*	301,349	22,628
Gilead Sciences*	164,684	11,669
HCA Holdings*	40,939	2,149
Health Net, Cl A*	11,102	377
Henry Schein*	1,000	119
Hill-Rom Holdings*	14,983	577
Humana*	84,945	9,575
Idexx Laboratories* (A)	36,178	4,392
Intuitive Surgical*	21,169	9,272
Jazz Pharmaceuticals*	2,471	343
Johnson & Johnson*	181,443	17,823
Mallinckrodt*	1,932	122
McKesson*	63,426	11,199
Medtronic*	60,275	3,709
Merck*	162,674	9,235
Novo Nordisk ADR*	255,083	11,645
Omnicare* (A)	95,994	5,728
Patterson*	2,100	88
Perrigo*	39,865	6,166
Pfizer*	803,311	25,802
Questcor Pharmaceuticals* (A)	12,998	844
Shire*	72,074	10,705
St. Jude Medical*	64,996	4,250
United Therapeutics* (A)	71,499	6,723
UnitedHealth Group*	4,280	351
Waters*	1,600	173
WellPoint*	112,322	11,182
Zimmer Holdings*	37,448	3,542

		363,338

Industrials — 9.9%
ADT, Cl A*	1,662	50
Aecom Technology*	11,743	378
AGCO*	84,302	4,650
Alaska Air Group* (A)	45,723	4,267
Allegion*	3,048	159
Alliant Techsystems*	52,536	7,468
Babcock & Wilcox* (A)	37,080	1,231
Boeing*	12,550	1,575
C.H. Robinson Worldwide* (A)	2,502	131
Canadian Pacific Railway*	116,068	17,460
Carlisle*	1,500	119
Caterpillar, Cl A* (A)	38,536	3,829
Chicago Bridge & Iron*	199	17
Colfax*	7,275	519
Copa Holdings, Cl A*	2,992	434

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	15

Description	Shares	Market Value ($ Thousands)
CSX*	10,047	$291
Cummins*	78,995	11,770
Danaher, Cl A*	125,204	9,390
Deere*	40,363	3,665
Delta Air Lines, Cl A*	248,720	8,618
Donaldson, Cl A* (A)	3,800	161
Dover*	3,105	254
Dun & Bradstreet*	21,406	2,127
Eaton*	3,913	294
Emerson Electric*	4,998	334
Engility Holdings*	13,582	612
Equifax*	2,500	170
Exelis*	418,527	7,956
Expeditors International of Washington*	1,343	53
Fastenal, Cl A* (A)	97,570	4,812
FedEx*	38,230	5,068
Flowserve*	102,374	8,020
Fluor*	116,834	9,082
Fortune Brands Home & Security*	1,837	77
General Dynamics*	19,797	2,156
General Electric*	224,840	5,821
Hertz Global Holdings*	4,200	112
Honeywell International*	4,905	455
Huntington Ingalls Industries, Cl A*	63,273	6,471
Illinois Tool Works*	3,529	287
Ingersoll-Rand*	9,146	524
ITT*	12,586	538
Jacobs Engineering Group*	17,906	1,137
Kansas City Southern*	61,374	6,264
KBR*	46,215	1,233
L-3 Communications Holdings*	91,113	10,765
Lincoln Electric Holdings*	16,823	1,211
Lockheed Martin*	35,370	5,774
Manitowoc*	4,100	129
Manpowergroup*	18,167	1,432
Navistar International* (A)	9,626	326
Nielsen Holdings*	164,893	7,359
Norfolk Southern*	26,000	2,526
Northrop Grumman*	156,994	19,370
Oshkosh Truck*	112,940	6,649
Pall*	109,286	9,778
Parker Hannifin, Cl A*	18,236	2,183
Pentair*	222,977	17,691
Precision Castparts*	5,500	1,390
Quanta Services*	1,386	51
Raytheon*	160,818	15,887
Republic Services*	2,031	69
Robert Half International*	2,900	122
Roper Industries*	60,847	8,124
RR Donnelley & Sons*	93,388	1,672
Southwest Airlines, Cl A*	153,456	3,623
Stericycle, Cl A*	73,247	8,322
Textron* (A)	5,200	204
Timken*	24,553	1,443
Towers Watson, Cl A*	13,419	1,531
Union Pacific*	27,283	5,120

Description	Shares	Market Value ($ Thousands)
United Parcel Service, Cl B*	4,585	$446
United Rentals* (A)	7,390	702
United Technologies*	17,341	2,026
URS*	44,835	2,110
Waste Management*	18,232	767
WW Grainger*	9,376	2,369

		281,210

Information Technology — 21.1%
Accenture, Cl A*	123,734	9,864
Activision Blizzard*	17,055	349
Adobe Systems*	592,523	38,953
Alliance Data Systems*	24,582	6,697
Altera*	16,400	594
Amdocs*	149,815	6,960
Amphenol, Cl A*	97,621	8,947
Analog Devices*	42,023	2,233
Ansys*	62,424	4,808
Apple*	53,037	28,467
Applied Materials*	730,500	14,917
Atmel*	156,217	1,306
Autodesk, Cl A*	31,671	1,558
Avnet*	36,856	1,715
Brocade Communications Systems*	180,808	1,919
CA*	156,121	4,835
Cisco Systems*	325,407	7,292
Citrix Systems*	23,629	1,357
Cognizant Technology Solutions, Cl A*	100,556	5,089
Computer Sciences*	28,981	1,763
CoreLogic*	9,831	295
Corning, Cl B* (A)	215,764	4,492
DST Systems*	11,635	1,103
eBay*	323,786	17,886
Electronic Arts*	58,203	1,689
EMC*	232,384	6,370
Equinix* (A)	7,293	1,348
F5 Networks, Cl A*	29,243	3,118
Facebook, Cl A*	305,831	18,423
Fidelity National Information Services, Cl B*	64,209	3,432
Fiserv, Cl A*	42,046	2,384
Freescale Semiconductor* (A)	89,002	2,173
Genpact*	408,773	7,121
Global Payments*	8,847	629
Google, Cl A*	37,191	41,450
Harris*	25,220	1,845
Hewlett-Packard*	215,578	6,976
Ingram Micro, Cl A*	160,378	4,741
Intel*	258,431	6,670
International Business Machines*	29,301	5,640
Intuit*	156,005	12,126
Juniper Networks*	10,346	267
Knowles*	1,552	49
Lam Research*	4,787	263
Leidos Holdings* (A)	27,825	984
Lexmark International, Cl A* (A)	23,673	1,096
Marvell Technology Group*	578,339	9,109

16	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Shares	Market Value ($ Thousands)
MasterCard, Cl A*	651,980	$48,703
Microchip Technology* (A)	1,219	58
Microsoft*	806,207	33,046
National Instruments*	70,199	2,014
NetApp*	101,084	3,730
NeuStar, Cl A* (A)	13,959	454
Nokia ADR*	300,000	2,202
Oracle, Cl B*	382,668	15,655
Pandora Media*	103,001	3,123
Qualcomm*	534,150	42,123
Red Hat*	1,214	64
Rovi*	33,373	760
Salesforce.com* (A)	129,532	7,395
SanDisk*	85,771	6,964
Science Applications International* (A)	15,900	594
Seagate Technology*	94,758	5,321
Symantec, Cl A*	139,365	2,783
TE Connectivity*	36,055	2,171
Tech Data*	35,149	2,143
Teradata*	137,698	6,773
Texas Instruments*	269,748	12,719
Total System Services*	13,564	412
VeriFone Holdings*	155,882	5,272
VeriSign* (A)	177,162	9,551
Visa, Cl A*	178,030	38,430
Vishay Intertechnology* (A)	88,686	1,319
Western Digital*	230,097	21,127
Xerox*	527,667	5,963
Yahoo!*	140,887	5,058
Yelp, Cl A*	3,693	284

		597,513

Materials — 3.4%
Avery Dennison*	11,196	567
Cabot*	18,468	1,091
CF Industries Holdings*	21,896	5,707
Domtar*	23,413	2,628
Dow Chemical, Cl A*	265,094	12,881
E.I. Du Pont de Nemours*	5,201	349
Eastman Chemical*	34,295	2,957
Ecolab*	109,681	11,844
Freeport-McMoRan Copper & Gold, Cl B*	29,848	987
Huntsman*	130,787	3,194
International Paper*	30,956	1,420
LyondellBasell Industries, Cl A*	197,175	17,537
Martin Marietta Materials, Cl A*	550	70
Monsanto*	35,004	3,982
Newmont Mining*	4,000	94
Owens-Illinois*	32,385	1,096
Packaging Corp of America*	58,377	4,108
PPG Industries*	29,569	5,720
Praxair*	2,548	334
Reliance Steel & Aluminum*	25,000	1,766
Rock Tenn, Cl A*	13,000	1,372
Royal Gold, Cl A*	7,995	501
Sherwin-Williams, Cl A*	3,368	664
Sigma-Aldrich*	2,200	205

Description	Shares	Market Value ($ Thousands)
Steel Dynamics*	94,148	$1,675
Syngenta* (A)	110,856	8,401
United States Steel*	82,195	2,269
Vulcan Materials*	1,097	73
Westlake Chemical*	24,674	1,633

		95,125

Telecommunication Services — 0.5%
AT&T*	252,969	8,872
CenturyTel* (A)	6,892	226
SBA Communications, Cl A*	19,500	1,774
T-Mobile US*	1,671	55
Verizon Communications*	97,068	4,617

		15,544

Utilities — 1.7%
AES*	246,798	3,524
Ameren*	113,300	4,668
American Electric Power*	179,636	9,101
American Water Works*	5,896	268
Centerpoint Energy*	4,900	116
CMS Energy*	7,966	233
Consolidated Edison*	3,405	183
Dominion Resources*	5,292	376
DTE Energy*	10,523	782
Duke Energy*	7,375	525
Edison International*	234,583	13,280
Entergy*	87,753	5,866
Exelon*	11,287	379
Hawaiian Electric Industries* (A)	3,200	81
MDU Resources Group*	2,200	75
National Fuel Gas* (A)	1,300	91
NextEra Energy*	4,538	434
OGE Energy*	5,224	192
PG&E*	6,066	262
PNM Resources*	43,000	1,162
Public Service Enterprise Group*	158,869	6,059
Sempra Energy*	1,517	147
UGI*	710	32

		47,836

Total Common Stock (Cost $1,685,576) ($ Thousands)		2,717,547

AFFILIATED PARTNERSHIP — 4.3%
SEI Liquidity Fund, L.P. 0.070% **†† (B)	120,853,846	120,854

Total Affiliated Partnership (Cost $120,854) ($ Thousands)		120,854

CASH EQUIVALENT — 3.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% **††	107,526,980	107,527

Total Cash Equivalent (Cost $107,527) ($ Thousands)		107,527

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	17

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills 1.465%, 07/24/14 (C) (D)	$6,246	$6,245

Total U.S. Treasury Obligation (Cost $6,245) ($ Thousands)		6,245

Total Investments — 104.2% (Cost $1,920,202) ($ Thousands)		$2,952,173

A list of the open futures contracts held by the Fund at March 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	997	Jun-2014	$1,305
S&P Mid 400 Index E-MINI	91	Jun-2014	112

			$1,417

For the period ended March 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,832,240 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2014.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at March 31, 2014. The total market value of securities on loan at March 31, 2014 was $119,114 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2014 was $120,854 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,717,547	$—	$—	$2,717,547
Affiliated Partnership	—	120,854	—	120,854
Cash Equivalent	107,527	—	—	107,527
U.S. Treasury Obligations	—	6,245	—	6,245

Total Investments in Securities	$2,825,074	$127,099	$—	$2,952,173

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,417	$—	$—	$1,417

Total Other Financial Instruments	$1,417	$—	$—	$1,417

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2014, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

18	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

S & P 500 Index Fund

March 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.8%

Consumer Discretionary — 11.9%
Amazon.com, Cl A*	58,500	$19,686
Autonation*	10,126	539
Autozone*	5,294	2,843
Bed Bath & Beyond*	33,433	2,300
Best Buy*	44,241	1,168
BorgWarner* (A)	35,700	2,194
Cablevision Systems, Cl A* (A)	34,200	577
CarMax* (A)	35,000	1,638
Carnival*	68,784	2,604
CBS, Cl B*	86,701	5,358
Chipotle Mexican Grill, Cl A*	4,900	2,783
Coach*	43,510	2,161
Comcast, Cl A*	409,622	20,489
Darden Restaurants*	20,513	1,041
Delphi Automotive*	43,700	2,966
DIRECTV*	74,400	5,686
Discovery Communications, Cl A* (A)	34,900	2,886
Dollar General*	46,200	2,563
Dollar Tree*	32,600	1,701
DR Horton* (A)	46,349	1,003
Expedia* (A)	16,350	1,185
Family Dollar Stores*	15,222	883
Ford Motor*	619,580	9,665
Fossil Group*	7,500	875
GameStop, Cl A* (A)	18,100	744
Gannett*	35,547	981
Gap*	42,031	1,684
Garmin* (A)	19,500	1,078
General Motors*	204,100	7,025
Genuine Parts*	24,436	2,122
Goodyear Tire & Rubber* (A)	38,793	1,014
Graham Holdings, Cl B*	686	483
H&R Block*	44,204	1,334
Harley-Davidson, Cl A*	34,508	2,299
Harman International Industries, Cl A*	10,700	1,139
Hasbro*	18,791	1,045
Home Depot*	221,296	17,511
International Game Technology*	40,456	569
Interpublic Group*	67,901	1,164
Johnson Controls*	104,257	4,933
Kohl’s*	31,747	1,803
L Brands*	38,927	2,210
Leggett & Platt* (A)	22,654	739
Lennar, Cl A* (A)	26,207	1,038
Lowe’s*	164,236	8,031
Macy’s*	58,364	3,461
Marriott International, Cl A*	34,652	1,941
Mattel*	54,318	2,179
McDonald’s*	155,570	15,251
Michael Kors Holdings*	28,300	2,639
Mohawk Industries*	9,800	1,333
NetFlix*	9,400	3,309
Newell Rubbermaid, Cl B*	43,647	1,305
News*	77,958	1,342
Nike, Cl B*	116,888	8,633
Nordstrom* (A)	22,402	1,399

Description	Shares	Market Value ($ Thousands)
Omnicom Group*	40,504	$2,941
O’Reilly Automotive*	16,700	2,478
PetSmart*	16,800	1,157
priceline.com*	8,180	9,750
PulteGroup*	54,282	1,042
PVH*	12,800	1,597
Ralph Lauren, Cl A*	9,500	1,529
Ross Stores*	33,668	2,409
Scripps Networks Interactive, Cl A*	17,200	1,306
Staples* (A)	101,814	1,155
Starbucks*	118,758	8,715
Starwood Hotels & Resorts Worldwide*	30,535	2,431
Target, Cl A*	99,219	6,004
Tiffany*	17,373	1,497
Time Warner*	140,212	9,160
Time Warner Cable, Cl A*	43,583	5,979
TJX*	111,734	6,777
Tractor Supply*	21,900	1,547
TripAdvisor* (A)	17,450	1,581
Twenty-First Century Fox, Cl A*	304,933	9,749
Urban Outfitters*	16,700	609
VF*	55,756	3,450
Viacom, Cl B*	62,601	5,320
Walt Disney*	256,027	20,500
Whirlpool*	12,105	1,809
Wyndham Worldwide* (A)	20,102	1,472
Wynn Resorts*	12,700	2,821
Yum! Brands*	69,570	5,245

		316,562

Consumer Staples — 9.6%
Altria Group*	313,056	11,718
Archer-Daniels-Midland*	104,166	4,520
Avon Products*	70,451	1,031
Beam*	26,419	2,201
Brown-Forman, Cl B*	25,392	2,277
Campbell Soup* (A)	27,975	1,255
Clorox* (A)	20,442	1,799
Coca-Cola*	595,406	23,018
Coca-Cola Enterprises*	37,217	1,778
Colgate-Palmolive*	137,086	8,893
ConAgra Foods*	65,952	2,046
Constellation Brands, Cl A*	26,200	2,226
Costco Wholesale*	69,118	7,719
CVS Caremark*	185,735	13,904
Dr Pepper Snapple Group* (A)	30,900	1,683
Estee Lauder, Cl A*	40,100	2,682
General Mills, Cl A*	98,082	5,083
Hershey*	23,712	2,475
Hormel Foods*	21,000	1,035
JM Smucker*	16,248	1,580
Kellogg*	40,267	2,525
Keurig Green Mountain*	20,500	2,165
Kimberly-Clark*	59,599	6,571
Kraft Foods*	93,599	5,251
Kroger*	81,059	3,538
Lorillard*	56,828	3,073
McCormick* (A)	20,561	1,475

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	19

Description	Shares	Market Value ($ Thousands)
Mead Johnson Nutrition, Cl A*	31,634	$2,630
Molson Coors Brewing, Cl B*	24,846	1,463
Mondelez International, Cl A*	267,198	9,232
Monster Beverage*	21,500	1,493
PepsiCo*	239,285	19,980
Philip Morris International*	249,065	20,391
Procter & Gamble*	426,101	34,343
Reynolds American*	48,880	2,611
Safeway*	36,046	1,332
SYSCO, Cl A* (A)	92,320	3,336
Tyson Foods, Cl A*	42,990	1,892
Walgreen*	137,344	9,069
Wal-Mart Stores*	254,244	19,432
Whole Foods Market*	58,400	2,961

		253,686

Energy — 10.0%
Anadarko Petroleum, Cl A*	79,080	6,703
Apache*	62,000	5,143
Baker Hughes*	68,649	4,463
Cabot Oil & Gas*	67,100	2,273
Cameron International*	34,000	2,100
Chesapeake Energy*	80,600	2,065
Chevron*	300,078	35,682
ConocoPhillips*	192,643	13,553
Consol Energy*	35,900	1,434
Denbury Resources* (A)	57,500	943
Devon Energy*	60,413	4,044
Diamond Offshore Drilling* (A)	11,300	551
Ensco, Cl A*	36,600	1,932
EOG Resources*	42,944	8,424
EQT*	23,700	2,298
Exxon Mobil*	679,198	66,344
FMC Technologies*	37,000	1,935
Halliburton*	133,633	7,870
Helmerich & Payne*	16,900	1,818
Hess*	42,875	3,554
Kinder Morgan*	105,165	3,417
Marathon Oil*	109,356	3,884
Marathon Petroleum*	46,278	4,028
Murphy Oil*	26,963	1,695
Nabors Industries*	40,178	990
National Oilwell Varco, Cl A*	67,268	5,238
Newfield Exploration*	21,400	671
Noble*	41,000	1,342
Noble Energy*	57,000	4,049
Occidental Petroleum*	124,859	11,898
Oneok*	32,900	1,949
Peabody Energy*	41,600	680
Phillips 66*	92,271	7,110
Pioneer Natural Resources* (A)	22,600	4,229
QEP Resources*	27,800	819
Range Resources*	25,700	2,132
Rowan, Cl A*	19,597	660
Schlumberger, Cl A*	205,443	20,031
Southwestern Energy, Cl A*	55,900	2,572
Spectra Energy*	106,161	3,922
Tesoro*	20,600	1,042
Transocean* (A)	53,200	2,199

Description	Shares	Market Value ($ Thousands)
Valero Energy*	83,608	$4,440
Williams*	108,265	4,393

		266,519

Financials — 16.3%
ACE*	52,900	5,240
Aflac*	71,608	4,514
Allstate*	70,159	3,970
American Express*	143,615	12,930
American International Group*	230,008	11,503
American Tower, Cl A* †	62,000	5,076
Ameriprise Financial*	29,984	3,300
Aon*	47,229	3,980
Apartment Investment & Management, Cl A* †	23,039	696
Assurant*	11,200	728
AvalonBay Communities* †	19,108	2,509
Bank of America*	1,660,828	28,566
Bank of New York Mellon*	178,286	6,292
BB&T*	111,897	4,495
Berkshire Hathaway, Cl B*	282,947	35,360
BlackRock*	19,757	6,213
Boston Properties* †	24,200	2,772
Capital One Financial*	89,962	6,941
CBRE Group, Cl A*	43,600	1,196
Charles Schwab*	184,227	5,035
Chubb*	38,556	3,443
Cincinnati Financial*	22,979	1,118
Citigroup*	477,108	22,710
CME Group*	50,035	3,703
Comerica*	28,483	1,476
Crown Castle International* †	52,400	3,866
Discover Financial Services*	73,930	4,302
E*Trade Financial*	46,343	1,067
Equity Residential* †	52,740	3,058
Fifth Third Bancorp*	133,611	3,066
Franklin Resources*	63,345	3,432
General Growth Properties* †	81,700	1,797
Genworth Financial, Cl A*	77,600	1,376
Goldman Sachs Group*	66,156	10,840
Hartford Financial Services Group*	69,986	2,468
HCP* †	72,700	2,820
Health Care* †	45,500	2,712
Host Hotels & Resorts* †	120,648	2,442
Hudson City Bancorp, Cl A*	75,000	737
Huntington Bancshares*	130,075	1,297
IntercontinentalExchange Group*	18,181	3,597
Invesco*	67,900	2,512
JPMorgan Chase*	595,157	36,132
KeyCorp*	139,383	1,985
Kimco Realty* †	64,200	1,405
Legg Mason* (A)	16,400	804
Leucadia National*	49,000	1,372
Lincoln National*	41,298	2,093
Loews*	48,849	2,152
M&T Bank* (A)	20,561	2,494
Macerich* †	22,400	1,396
Marsh & McLennan*	86,050	4,242
McGraw-Hill*	42,821	3,267

20	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Shares	Market Value ($ Thousands)
MetLife*	176,526	$9,321
Moody’s*	29,508	2,341
Morgan Stanley*	220,161	6,862
NASDAQ OMX Group, Cl A*	18,800	694
Northern Trust*	35,005	2,295
People’s United Financial* (A)	49,300	733
Plum Creek Timber* † (A)	27,735	1,166
PNC Financial Services Group*	83,875	7,297
Principal Financial Group, Cl A*	43,048	1,980
Progressive*	87,468	2,119
ProLogis* †	78,800	3,217
Prudential Financial*	72,666	6,151
Public Storage* †	22,928	3,863
Regions Financial*	220,463	2,449
Simon Property Group* †	49,302	8,086
SLM*	67,143	1,644
State Street*	67,791	4,715
SunTrust Banks*	83,896	3,338
T. Rowe Price Group*	41,208	3,394
Torchmark, Cl A* (A)	13,857	1,091
Travelers*	55,352	4,710
Unum Group*	40,652	1,435
US Bancorp*	286,306	12,271
Ventas* †	46,132	2,794
Vornado Realty Trust* †	27,373	2,698
Wells Fargo*	752,463	37,428
Weyerhaeuser* †	91,740	2,693
XL Group, Cl A*	43,205	1,350
Zions Bancorporation*	28,760	891

		431,523

Health Care — 13.2%
Abbott Laboratories*	242,446	9,337
AbbVie*	249,546	12,827
Actavis* (A)	27,371	5,634
Aetna, Cl A*	56,902	4,266
Agilent Technologies*	52,306	2,925
Alexion Pharmaceuticals*	31,000	4,716
Allergan*	47,166	5,853
AmerisourceBergen*	35,992	2,361
Amgen, Cl A*	118,655	14,635
Baxter International*	85,338	6,279
Becton Dickinson*	30,262	3,543
Biogen Idec*	37,100	11,348
Boston Scientific*	207,712	2,808
Bristol-Myers Squibb*	258,275	13,418
C.R. Bard*	12,388	1,833
Cardinal Health*	54,255	3,797
CareFusion*	32,577	1,310
Celgene, Cl A*	63,800	8,906
Cerner* (A)	47,000	2,644
Cigna*	42,971	3,598
Covidien*	70,800	5,215
DaVita HealthCare Partners*	28,100	1,935
Dentsply International* (A)	22,500	1,036
Edwards Lifesciences, Cl A*	17,300	1,283
Eli Lilly*	154,830	9,113
Express Scripts Holding*	121,861	9,151
Forest Laboratories, Cl A*	37,663	3,475
Gilead Sciences* (A)	241,744	17,130

Description	Shares	Market Value ($ Thousands)
Hospira*	26,804	$1,159
Humana*	24,197	2,727
Intuitive Surgical*	6,020	2,637
Johnson & Johnson*	444,582	43,671
Laboratory Corp of America Holdings*	13,363	1,312
McKesson*	36,169	6,386
Medtronic*	157,217	9,675
Merck*	462,144	26,236
Mylan*	58,311	2,848
Patterson*	13,200	551
PerkinElmer*	17,640	795
Perrigo*	21,000	3,248
Pfizer*	1,003,091	32,219
Quest Diagnostics* (A)	22,624	1,310
Regeneron Pharmaceuticals*	12,400	3,723
St. Jude Medical*	44,556	2,914
Stryker* (A)	46,642	3,800
Tenet Healthcare*	15,719	673
Thermo Fisher Scientific*	61,543	7,400
UnitedHealth Group*	155,447	12,745
Varian Medical Systems* (A)	16,200	1,361
Vertex Pharmaceuticals*	37,300	2,638
Waters* (A)	13,497	1,463
WellPoint*	44,298	4,410
Zimmer Holdings*	26,555	2,512
Zoetis, Cl A*	78,446	2,270

		351,059

Industrials — 10.5%
3M*	98,882	13,414
ADT, Cl A* (A)	28,250	846
Allegion*	13,866	723
Ametek*	38,400	1,977
Boeing*	107,432	13,482
C.H. Robinson Worldwide* (A)	23,200	1,215
Caterpillar, Cl A*	100,197	9,957
Cintas*	16,207	966
CSX*	158,150	4,581
Cummins*	27,240	4,058
Danaher, Cl A*	94,396	7,080
Deere*	58,002	5,267
Delta Air Lines, Cl A*	133,300	4,619
Dover*	26,637	2,178
Dun & Bradstreet* (A)	5,900	586
Eaton*	75,110	5,642
Emerson Electric*	110,406	7,375
Equifax*	19,125	1,301
Expeditors International of Washington*	32,400	1,284
Fastenal, Cl A* (A)	42,800	2,111
FedEx* (A)	43,605	5,780
Flowserve*	21,600	1,692
Fluor*	25,144	1,954
General Dynamics*	51,026	5,558
General Electric*	1,576,774	40,823
Honeywell International*	123,155	11,424
Illinois Tool Works*	61,324	4,987
Ingersoll-Rand*	40,600	2,324
Iron Mountain*	27,775	766
Jacobs Engineering Group*	20,700	1,314

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	21

Description	Shares	Market Value ($ Thousands)
Joy Global* (A)	15,600	$905
Kansas City Southern*	17,300	1,766
L-3 Communications Holdings*	13,423	1,586
Lockheed Martin*	42,394	6,920
Masco*	55,768	1,239
Nielsen Holdings*	40,100	1,790
Norfolk Southern*	48,626	4,725
Northrop Grumman*	34,019	4,197
PACCAR*	56,091	3,783
Pall*	17,195	1,538
Parker Hannifin, Cl A*	23,371	2,798
Pentair*	30,966	2,457
Pitney Bowes* (A)	32,975	857
Precision Castparts*	22,800	5,763
Quanta Services*	33,700	1,244
Raytheon*	49,368	4,877
Republic Services*	42,383	1,448
Robert Half International*	21,527	903
Rockwell Automation*	22,026	2,744
Rockwell Collins*	21,178	1,687
Roper Industries*	15,900	2,123
Ryder System*	8,054	644
Snap-on*	9,053	1,027
Southwest Airlines, Cl A*	110,849	2,617
Stanley Black & Decker*	24,435	1,985
Stericycle, Cl A*	13,300	1,511
Textron*	44,298	1,741
Tyco International*	72,200	3,061
Union Pacific*	71,494	13,416
United Parcel Service, Cl B*	111,611	10,869
United Technologies*	132,332	15,462
Waste Management* (A)	67,828	2,854
WW Grainger*	9,565	2,417
Xylem*	28,900	1,052

		279,290

Information Technology — 18.4%
Accenture, Cl A*	100,100	7,980
Adobe Systems*	72,936	4,795
Akamai Technologies*	28,000	1,630
Alliance Data Systems*	7,900	2,152
Altera*	49,751	1,803
Amphenol, Cl A*	24,800	2,273
Analog Devices*	49,599	2,636
Apple*	140,231	75,268
Applied Materials*	191,150	3,903
Autodesk, Cl A*	35,517	1,747
Automatic Data Processing*	75,650	5,845
Broadcom, Cl A*	86,436	2,721
CA*	51,327	1,589
Cisco Systems*	809,404	18,139
Citrix Systems*	28,742	1,651
Cognizant Technology Solutions, Cl A*	95,400	4,828
Computer Sciences*	22,833	1,389
Corning, Cl B* (A)	218,578	4,551
eBay*	183,032	10,111
Electronic Arts*	48,478	1,406
EMC*	318,240	8,723
F5 Networks, Cl A*	11,800	1,258
Facebook, Cl A*	268,400	16,168

Description	Shares	Market Value ($ Thousands)
Fidelity National Information Services, Cl B*	45,565	$2,435
First Solar*	11,040	770
Fiserv, Cl A*	39,860	2,260
Flir Systems*	21,900	788
Google, Cl A*	44,363	49,443
Harris*	16,700	1,222
Hewlett-Packard*	297,665	9,632
Intel*	781,315	20,166
International Business Machines*	153,837	29,612
Intuit*	44,486	3,458
Jabil Circuit*	28,879	520
Juniper Networks*	78,600	2,025
KLA-Tencor*	26,071	1,803
Lam Research*	25,417	1,398
Linear Technology*	37,694	1,835
LSI Logic*	88,046	975
MasterCard, Cl A*	160,300	11,974
Microchip Technology* (A)	31,200	1,490
Micron Technology*	166,269	3,934
Microsoft*	1,187,193	48,663
Motorola Solutions*	35,429	2,278
NetApp*	51,876	1,914
Nvidia* (A)	86,848	1,555
Oracle, Cl B*	544,188	22,263
Paychex* (A)	50,856	2,167
Qualcomm*	265,732	20,955
Red Hat*	29,700	1,573
Salesforce.com* (A)	88,100	5,030
SanDisk*	35,400	2,874
Seagate Technology*	52,300	2,937
Symantec, Cl A*	108,447	2,166
TE Connectivity*	65,000	3,914
Teradata* (A)	24,868	1,223
Texas Instruments*	170,349	8,032
Total System Services*	25,780	784
VeriSign* (A)	19,700	1,062
Visa, Cl A*	79,672	17,198
Western Digital*	33,000	3,030
Western Union* (A)	85,812	1,404
Xerox*	174,606	1,973
Xilinx*	41,809	2,269
Yahoo!*	147,438	5,293

		488,863

Materials — 3.5%
Air Products & Chemicals*	33,426	3,979
Airgas*	10,700	1,140
Alcoa*	168,935	2,174
Allegheny Technologies* (A)	16,559	624
Avery Dennison*	15,015	761
Ball*	21,982	1,205
Bemis*	16,190	635
CF Industries Holdings*	8,690	2,265
Cliffs Natural Resources* (A)	23,411	479
Dow Chemical, Cl A*	190,975	9,279
E.I. Du Pont de Nemours*	145,635	9,772
Eastman Chemical*	23,916	2,062
Ecolab*	42,530	4,593
FMC*	21,300	1,631

22	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Shares	Market Value ($ Thousands)

Freeport- McMoRan Copper & Gold, Cl B*	163,036	$5,392
International Flavors & Fragrances*	12,694	1,214
International Paper*	68,870	3,160
LyondellBasell Industries, Cl A*	67,800	6,030
MeadWestvaco*	27,315	1,028
Monsanto*	82,448	9,380
Mosaic*	53,200	2,660
Newmont Mining*	78,008	1,828
Nucor*	49,982	2,526
Owens-Illinois*	25,700	870
PPG Industries*	21,745	4,207
Praxair*	46,199	6,051
Sealed Air*	31,128	1,023
Sherwin-Williams, Cl A*	13,416	2,645
Sigma-Aldrich* (A)	18,736	1,749
United States Steel* (A)	23,726	655
Vulcan Materials* (A)	20,449	1,359

		92,376

Telecommunication Services — 2.4%
AT&T* (A)	818,240	28,696
CenturyTel* (A)	90,657	2,977
Frontier Communications* (A)	157,425	897
Verizon Communications*	650,748	30,956
Windstream Holdings* (A)	93,546	771

		64,297

Utilities — 3.0%
AES*	103,990	1,485
AGL Resources*	18,600	910
Ameren*	38,044	1,567
American Electric Power*	77,115	3,907
Centerpoint Energy*	67,168	1,591
CMS Energy*	41,792	1,224
Consolidated Edison*	45,933	2,464
Dominion Resources*	91,340	6,484
DTE Energy*	28,245	2,098
Duke Energy*	111,007	7,906
Edison International*	51,153	2,896
Entergy*	27,964	1,869
Exelon*	135,746	4,556
FirstEnergy*	65,710	2,236
Integrys Energy Group* (A)	12,334	736
NextEra Energy*	68,420	6,542
NiSource*	49,179	1,747
Northeast Utilities*	49,435	2,249
NRG Energy*	52,200	1,660
Pepco Holdings* (A)	38,800	795
PG&E*	72,029	3,112
Pinnacle West Capital*	17,049	932
PPL*	98,971	3,280
Public Service Enterprise Group*	79,430	3,030
SCANA*	22,800	1,170
Sempra Energy*	35,965	3,480
Southern*	140,135	6,157
TECO Energy* (A)	32,212	552

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Wisconsin Energy* (A)	36,100	$1,681
Xcel Energy*	78,119	2,372

		80,688

Total Common Stock (Cost $1,196,523) ($ Thousands)		2,624,863

AFFILIATED PARTNERSHIP — 4.5%
SEI Liquidity Fund, L.P. 0.070%**†† (B)	119,159,510	119,160

Total Affiliated Partnership (Cost $119,160) ($ Thousands)		119,160

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	18,371,089	18,371

Total Cash Equivalent (Cost $18,371) ($ Thousands)		18,371

U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills
0.035%, 05/22/14 (C) (D)	$3,310	3,310

Total U.S. Treasury Obligations (Cost $3,310) ($ Thousands)		3,310

Total Investments — 104.1% (Cost $1,337,364) ($ Thousands)		$2,765,704

A list of the open futures contracts held by the Fund at March 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	346	Jun-2014	$548

For the period ended March 31, 2014, the total amount of all open futures contracts as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,656,550 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2014.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at March 31, 2014. The total market value of securities on loan at March 31, 2014 was $117,228 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2014 was $119,160 ($Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	23

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,624,863	$—	$—	$2,624,863
Affiliated Partnership	—	119,160	—	119,160
Cash Equivalent	18,371	—	—	18,371
U.S. Treasury Obligations	—	3,310	—	3,310

Total Investments in Securities	$2,643,234	$122,470	$—	$2,765,704

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$548	$—	$—	$548

Total Other Financial Instruments	$548	$—	$—	$548

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2014, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

24	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

March 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.2%

Consumer Discretionary — 12.5%
2U*	18,600	$254
American Axle & Manufacturing Holdings*	30,013	556
American Public Education*	1,600	56
ANN*	16,696	692
Arctic Cat	4,400	210
Asbury Automotive Group*	14,274	789
Beazer Homes USA, Cl A*	18,824	378
Big 5 Sporting Goods	26,365	423
Biglari Holdings*	540	263
BJ’s Restaurants* (A)	–	—
Blue Nile*	3,668	128
Bravo Brio Restaurant Group*	25,700	363
Bright Horizons Family Solutions*	15,832	619
Brown Shoe	35,604	945
Brunswick	29,825	1,351
Cabela’s*	10,600	694
Capella Education	16,890	1,067
Career Education*	25,400	189
Carmike Cinemas*	21,645	646
Carriage Services	4,800	87
Cato, Cl A	7,694	208
Childrens Place Retail Stores	8,410	419
Container Store Group* (A)	18,374	624
Core-Mark Holding, Cl A	11,979	869
CROCS*	20,900	326
Dana Holding	23,500	547
Denny’s, Cl A*	38,573	248
Destination XL Group*	32,900	185
Dex Media* (A)	12,536	115
Dick’s Sporting Goods	13,860	757
Dorman Products*	7,840	463
Drew Industries*	18,450	1,000
Entravision Communications, Cl A	60,323	404
Ethan Allen Interiors	10,210	260
Express*	18,612	296
Fiesta Restaurant Group*	17,779	811
Five Below* (A)	25,793	1,096
Francesca’s Holdings* (A)	18,789	341
Fred’s, Cl A	12,400	223
Fuel Systems Solutions*	8,600	93
Genesco*	7,035	525
Gentherm*	14,400	500
G-III Apparel Group*	5,610	402
Gray Television*	19,800	205
Haverty Furniture	28,308	841
hhgregg, Cl A* (A)	7,700	74
Hibbett Sports* (A)	9,140	483
HomeAway* (A)	48,383	1,823
Hovnanian Enterprises, Cl A* (A)	24,656	117
Ignite Restaurant Group*	8,300	117
Imax* (A)	22,366	611
Jack in the Box*	22,771	1,342
Jones Group*	6,200	93
K12*	25,200	571
Krispy Kreme Doughnuts*	27,589	489
La-Z-Boy, Cl Z	37,271	1,010
Libbey*	37,200	967

Description	Shares	Market Value ($ Thousands)
Life Time Fitness* (A)	11,955	$575
Lithia Motors, Cl A	13,450	894
Live Nation*	22,679	493
LKQ*	21,243	560
Loral Space & Communications*	6,000	425
Lumber Liquidators Holdings* (A)	15,394	1,444
M/I Homes*	400	9
Marriott Vacations Worldwide*	17,204	962
Matthews International, Cl A	11,000	449
MDC Partners, Cl A	30,950	706
Meredith	32,574	1,513
Meritage Homes*	22,789	954
Modine Manufacturing*	52,351	767
Movado Group	18,220	830
Multimedia Games Holding*	23,700	688
NACCO Industries, Cl A	2,000	108
National CineMedia	26,860	403
Noodles, Cl A* (A)	11,830	467
Nutrisystem	11,800	178
Office Depot*	44,000	182
Orbitz Worldwide*	38,634	303
Orient-Express Hotels, Cl A*	3,700	53
Overstock.com*	12,000	236
Penske Auto Group, Cl A	8,435	361
Pep Boys-Manny Moe & Jack*	27,440	349
PetMed Express (A)	25,800	346
Pier 1 Imports	48,368	913
Pool	16,498	1,012
Popeyes Louisiana Kitchen*	12,900	524
ReachLocal* (A)	40,957	404
Red Robin Gourmet Burgers*	10,177	730
RetailMeNot*	7,075	226
Ruth’s Chris Steak House	39,309	475
Ryland Group	32,520	1,299
Scholastic, Cl B	2,600	90
Scientific Games, Cl A*	29,736	408
Shoe Carnival	15,840	365
Shutterfly* (A)	33,551	1,432
Six Flags Entertainment	22,174	890
Skechers U.S.A., Cl A*	28,600	1,045
Skullcandy*	9,200	84
Sonic*	8,600	196
Standard Motor Products	8,500	304
Steiner Leisure*	4,200	194
Stoneridge*	32,801	368
TAL Education Group ADR*	25,514	575
TRI Pointe Homes* (A)	13,846	225
Vail Resorts	11,870	828
Vera Bradley* (A)	20,324	548
Vince Holding*	12,047	318
Vitamin Shoppe*	12,181	579
Wet Seal, Cl A* (A)	102,900	136
Wolverine World Wide (A)	14,056	401
ZAGG*	5,308	24
zulily, Cl A* (A)	9,990	501

		58,514

Consumer Staples — 2.2%
Amira Nature Foods* (A)	17,262	294
Andersons	9,900	586
Annie’s* (A)	7,012	282
Casey’s General Stores	11,550	781

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	25

Description	Shares	Market Value ($ Thousands)
Chefs’ Warehouse Holdings* (A)	20,471	$438
Chiquita Brands International*	61,800	770
Darling International*	24,145	483
Fairway Group Holdings, Cl A* (A)	4,742	36
Fresh Del Monte Produce	17,200	474
J&J Snack Foods	7,445	715
Lancaster Colony	2,800	278
Medifast*	11,233	327
Pilgrim’s Pride*	19,600	410
Post Holdings* (A)	7,990	440
Rite Aid* (A)	74,000	464
Sanderson Farms (A)	2,000	157
Snyder’s-Lance	11,450	323
Spartan Stores	21,133	491
Sprouts Farmers Market*	20,716	746
Susser Holdings* (A)	6,802	425
TreeHouse Foods*	6,476	466
Universal	7,700	430
USANA Health Sciences* (A)	6,500	490

		10,306

Energy — 5.9%
Alberta Oilsands*	184,500	26
Alpha Natural Resources* (A)	22,100	94
Approach Resources, Cl A* (A)	59,600	1,246
Bill Barrett*	12,100	310
Bonanza Creek Energy*	6,710	298
Bristow Group	13,235	999
C&J Energy Services*	18,600	542
Carrizo Oil & Gas*	13,531	723
Cloud Peak Energy*	11,900	252
Delek US Holdings	15,010	436
Dril-Quip*	10,835	1,215
Emerald Oil*	22,560	152
Energy XXI Bermuda (A)	3,900	92
EPL Oil & Gas* (A)	26,200	1,011
Exterran Holdings	12,735	559
Forest Oil*	62,500	119
Forum Energy Technologies*	26,440	819
Geospace Technologies*	6,347	420
Gulfmark Offshore, Cl A	5,788	260
Gulfport Energy*	4,993	355
Helix Energy Solutions Group*	65,372	1,502
Kodiak Oil & Gas*	59,809	726
Laredo Petroleum*	36,429	942
Magnum Hunter Resources*	54,611	464
Matador Resources* (A)	27,540	674
Matrix Service*	11,431	386
McDermott International* (A)	32,300	253
Navigator Holdings*	11,700	304
Newpark Resources, Cl A*	18,900	216
North Atlantic Drilling	46,000	407
Nuverra Environmental Solutions* (A)	41,360	839
Oasis Petroleum*	19,494	814
Ocean Rig UDW*	19,730	351
Oil States International*	2,687	265
Parker Drilling*	22,100	157
PDC Energy, Cl A*	16,022	998
Pioneer Energy Services*	60,357	782
Precision Drilling	14,000	167
Quicksilver Resources* (A)	29,400	77

Description	Shares	Market Value ($ Thousands)
Renewable Energy Group*	28,200	$338
Rentech*	114,600	218
Ring Energy*	13,450	205
Rosetta Resources*	30,621	1,426
Scorpio Tankers	82,000	818
StealthGas*	33,400	380
Stone Energy, Cl A*	2,600	109
Superior Energy Services	13,609	419
Synergy Resources*	42,976	462
Tesco*	26,600	492
TETRA Technologies*	66,790	855
Triangle Petroleum* (A)	78,770	649
VAALCO Energy*	43,340	371
W&T Offshore	11,100	192
Willbros Group*	55,100	695

		27,881

Financials — 19.3%
Acadia Realty Trust †	21,535	568
Agree Realty †	12,300	374
Altisource Residential †	19,811	625
Ambac Financial Group*	13,400	416
American Assets Trust †	17,340	585
American Campus Communities †	12,510	467
American Capital Mortgage Investment †	19,100	358
American Equity Investment Life Holding (A)	37,755	892
Amerisafe	1,300	57
AmTrust Financial Services (A)	23,181	872
Argo Group International Holdings	11,660	535
Arlington Asset Investment, Cl A (A)	8,700	230
Ashford Hospitality Trust †	9,800	110
Associated Estates Realty †	25,910	439
Astoria Financial	47,725	659
Banco Latinoamericano de Exportaciones, Cl E	10,600	280
Bancorpsouth, Cl A (A)	52,644	1,314
Bank of the Ozarks (A)	18,683	1,272
Banner	31,453	1,296
BBCN Bancorp	10,920	187
BGC Partners, Cl A	9,600	63
BlackRock Kelso Capital (A)	25,100	230
BofI Holding*	6,265	537
Boston Private Financial Holdings	51,803	701
Brandywine Realty Trust †	31,410	454
Brookline Bancorp, Cl A	3,800	36
Campus Crest Communities †	19,600	170
Capital Bank Financial, Cl A*	10,533	265
Capitol Federal Financial	37,030	465
Cardinal Financial	8,036	143
Cedar Realty Trust †	27,800	170
Central Pacific Financial	77,252	1,561
Chatham Lodging Trust †	14,600	295
Chesapeake Lodging Trust †	14,300	368
City National	5,870	462
CNO Financial Group	135,890	2,459
CoBiz Financial	48,025	553
Cohen & Steers (A)	10,810	431
Columbia Banking System (A)	14,720	420

26	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Shares	Market Value ($ Thousands)
Community Bank System (A)	2,600	$101
CoreSite Realty, Cl Comdty (histrt) †	5,800	180
Cousins Properties, Cl A †	10,000	115
Credit Acceptance, Cl A*	1,800	255
CubeSmart †	42,640	732
Customers Bancorp*	8,700	182
CVB Financial	2,100	33
CYS Investments †	44,300	366
DiamondRock Hospitality †	87,675	1,030
Douglas Emmett †	3,511	95
DuPont Fabros Technology †	17,150	413
Eagle Bancorp*	16,678	602
East West Bancorp	17,765	648
EastGroup Properties †	22,844	1,437
Education Realty Trust, Cl A †	50,742	501
Employers Holdings	21,600	437
EPR Properties, Cl A †	7,005	374
EverBank Financial, Cl A	17,300	341
Evercore Partners, Cl A	6,640	367
FBR*	20,175	521
FelCor Lodging Trust †	62,700	567
Fidelity & Guaranty Life	25,200	595
Financial Engines (A)	11,311	574
First BanCorp Puerto Rico*	97,140	528
First Cash Financial Services*	672	34
First Commonwealth Financial	95,985	868
First Financial Bancorp	30,890	555
First Financial Holdings	12,036	754
First Horizon National	57,171	706
First Interstate Bancsystem, Cl A	13,748	388
First Midwest Bancorp	27,200	465
First Potomac Realty Trust †	16,189	209
Forest City Enterprises, Cl A*	20,705	396
Forestar Group*	16,185	288
Fulton Financial	37,580	473
FXCM, Cl A (A)	35,218	520
Geo Group †	39,200	1,264
Glacier Bancorp, Cl A	25,355	737
Glimcher Realty Trust †	61,665	618
Government Properties Income Trust, Cl A †	6,900	174
Gramercy Property Trust † (A)	57,200	295
Hanmi Financial, Cl Comdty (histrt)	9,090	212
Hanover Insurance Group, Cl A	22,200	1,364
Hatteras Financial †	13,300	251
HCI Group (A)	2,700	98
Hercules Technology Growth Capital, Cl A (A)	6,300	89
HFF, Cl A*	4,000	134
Highwoods Properties †	18,988	729
Home BancShares	18,335	631
HomeStreet	8,600	168
Horace Mann Educators, Cl A	22,800	661
Hudson Pacific Properties †	1,000	23
IBERIABANK	24,480	1,717
Infinity Property & Casualty	4,100	277
Inland Real Estate †	33,900	358
International Bancshares	7,600	191
Investment Technology Group*	53,149	1,074
Investors Real Estate Trust †	4,500	40
Janus Capital Group	50,613	550

Description	Shares	Market Value ($ Thousands)
Jones Lang LaSalle	5,079	$602
Kennedy-Wilson Holdings	28,500	642
Kite Realty Group Trust †	84,862	509
LaSalle Hotel Properties †	14,140	443
Lexington Realty Trust †	92,418	1,008
LTC Properties †	5,100	192
Mack-Cali Realty †	15,100	314
Maiden Holdings	56,400	704
MarketAxess Holdings	7,092	420
MB Financial	900	28
Meadowbrook Insurance Group	83,400	486
Medical Properties Trust †	72,931	933
MGIC Investment*	101,190	862
Montpelier Re Holdings	12,800	381
National Penn Bancshares	11,700	122
NBT Bancorp	12,800	313
Nelnet, Cl A	24,100	986
New Mountain Finance	15,800	230
Northfield Bancorp	35,350	455
NorthStar Realty Finance †	29,782	481
Northwest Bancshares	7,200	105
Ocwen Financial*	14,500	568
OFG Bancorp	49,156	845
Old National Bancorp, Cl A	12,337	184
OmniAmerican Bancorp, Cl A	7,200	164
Oritani Financial	6,500	103
PacWest Bancorp (A)	15,853	682
Parkway Properties † (A)	25,098	458
Pebblebrook Hotel Trust †	38,460	1,299
PennantPark Investment	57,562	636
Pennsylvania †	24,579	444
Pinnacle Financial Partners	3,800	142
Piper Jaffray*	6,600	302
Platinum Underwriters Holdings	10,600	637
Popular*	14,100	437
Potlatch †	6,377	247
Primerica	2,900	137
Prospect Capital	23,100	249
Prosperity Bancshares	7,350	486
Provident Financial Services	13,700	252
PS Business Parks †	1,900	159
Radian Group (A)	98,721	1,484
RAIT Financial Trust †	62,853	534
Ramco-Gershenson Properties †	26,500	432
RE, Cl A	13,431	387
Retail Opportunity Investments † (A)	2,900	43
RLI (A)	16,914	748
RLJ Lodging Trust †	6,100	163
Rouse Properties † (A)	34,900	602
Ryman Hospitality Properties † (A)	11,225	477
Sabra Health Care †	14,300	399
Safeguard Scientifics*	24,617	546
Select Income REIT †	1,900	57
Selective Insurance Group	20,955	489
Signature Bank NY, Cl B*	9,439	1,185
Silver Bay Realty Trust †	463	7
STAG Industrial †	9,600	231
StanCorp Financial Group	6,720	449
Starwood Property Trust † (A)	17,900	422
Stewart Information Services	27,624	970
Stifel Financial*	19,410	966

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	27

Description	Shares	Market Value ($ Thousands)
Summit Hotel Properties †	1,800	$17
Sunstone Hotel Investors †	52,193	717
Susquehanna Bancshares	3,600	41
SVB Financial Group, Cl B*	6,076	783
Symetra Financial	12,300	244
Synovus Financial	176,146	597
TCF Financial	19,100	318
TCP Capital (A)	5,300	88
Texas Capital Bancshares*	14,204	922
THL Credit	23,700	327
TICC Capital	31,800	311
Two Harbors Investment †	30,500	313
United Community Banks*	67,583	1,312
ViewPoint Financial Group	15,300	441
Virtus Investment Partners*	3,417	592
Walter Investment Management* (A)	10,100	301
Washington †	5,400	129
Webster Financial	15,310	476
Western Alliance Bancorp*	68,123	1,676
Winthrop Realty Trust †	35,600	413
Wintrust Financial	9,970	485
WisdomTree Investments*	16,300	214
WSFS Financial	14,520	1,037

		90,616

Health Care — 12.5%
Acadia Healthcare, Cl A* (A)	49,534	2,235
ACADIA Pharmaceuticals* (A)	12,538	305
Acceleron Pharma*	6,759	233
Accuray* (A)	94,400	906
AcelRx Pharmaceuticals* (A)	11,000	132
Achillion Pharmaceuticals* (A)	72,000	237
Acorda Therapeutics*	2,900	110
Addus HomeCare*	22,233	513
Aegerion Pharmaceuticals, Cl A*	6,310	291
Akorn*	47,105	1,036
Alere*	11,400	392
Align Technology*	14,980	776
Alnylam Pharmaceuticals*	400	27
AMAG Pharmaceuticals* (A)	5,400	104
Amedisys* (A)	11,100	165
AMN Healthcare Services*	14,000	192
Amsurg*	19,199	904
Anacor Pharmaceuticals*	3,300	66
Analogic	6,250	513
Aratana Therapeutics*	13,036	242
Arrowhead Research*	10,180	167
ArthroCare*	4,000	193
athenahealth* (A)	3,590	575
Bruker BioSciences*	18,160	414
Cambrex*	13,400	253
Cantel Medical	5,250	177
Cardiovascular Systems*	15,581	495
Celldex Therapeutics, Cl A*	25,517	451
Centene*	10,315	642
Charles River Laboratories International*	15,193	917
Chimerix*	14,715	336
Computer Programs & Systems	2,200	142
Conmed	19,080	829
Coronado Biosciences* (A)	22,100	44
Cross Country Healthcare*	14,300	115

Description	Shares	Market Value ($ Thousands)
Cubist Pharmaceuticals*	8,988	$657
Depomed*	39,000	566
DexCom*	18,429	762
Emergent Biosolutions*	23,800	601
Emeritus*	16,355	514
Ensign Group	6,300	275
Exact Sciences* (A)	16,321	231
ExamWorks Group* (A)	27,708	970
Exelixis* (A)	17,005	60
Five Star Quality Care*	37,184	181
Fluidigm*	25,128	1,107
Furiex Pharmaceuticals*	6,928	603
GenMark Diagnostics*	31,917	317
Gentiva Health Services*	27,400	250
Globus Medical, Cl A*	15,600	415
Greatbatch*	26,620	1,222
GTx* (A)	26,300	40
GW Pharmaceuticals PLC*	3,740	222
Halozyme Therapeutics*	30,763	391
Health Net, Cl A*	9,400	320
HealthSouth	53,353	1,917
HeartWare International*	7,309	685
Hi-Tech Pharmacal*	2,500	108
ICON*	14,899	708
ICU Medical*	9,470	567
Ignyta*	13,900	115
ImmunoGen* (A)	5,000	75
Impax Laboratories*	7,900	209
Imris*	52,677	83
Insmed*	10,585	202
Insulet*	18,445	875
Insys Therapeutics*	4,508	187
Intercept Pharmaceuticals*	1,694	559
InterMune*	6,381	214
Intrexon* (A)	7,010	184
Invacare	10,000	191
Isis Pharmaceuticals*	28,903	1,249
Jazz Pharmaceuticals*	3,180	441
Karyopharm Therapeutics* (A)	5,919	183
Keryx Biopharmaceuticals* (A)	72,633	1,238
KYTHERA Biopharmaceuticals* (A)	6,301	250
LDR Holding*	21,474	737
Magellan Health Services*	12,771	758
Masimo*	13,590	371
Medical Action Industries*	10,500	73
MEDNAX*	21,116	1,309
MiMedx Group*	2,000	12
Molina Healthcare*	13,532	508
Momenta Pharmaceuticals*	25,752	300
MWI Veterinary Supply*	500	78
Natus Medical*	10,000	258
Nektar Therapeutics*	44,022	534
Neurocrine Biosciences*	27,500	443
NewLink Genetics* (A)	17,756	504
Novadaq Technologies*	39,716	885
NPS Pharmaceuticals*	21,990	658
NuVasive*	1,100	42
Oramed Pharmaceuticals* (A)	18,799	218
Orexigen Therapeutics* (A)	70,946	461
Orthofix International*	7,700	232
Pacira Pharmaceuticals* (A)	8,920	624
Parexel International*	16,310	882

28	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Shares	Market Value ($ Thousands)
PharMerica*	24,751	$693
Portola Pharmaceuticals*	10,347	268
Premier, Cl A*	15,109	498
Prestige Brands Holdings, Cl A*	11,030	301
Providence Service*	18,992	537
Puma Biotechnology*	13,776	1,435
Repligen*	32,293	415
Rigel Pharmaceuticals*	83,000	322
Sagent Pharmaceuticals*	10,877	254
Sirona Dental Systems, Cl A*	6,805	508
Spectranetics*	24,102	731
STERIS, Cl A	600	29
Sunesis Pharmaceuticals* (A)	32,002	211
Surgical Care Affiliates*	23,444	721
SurModics*	9,300	210
Symmetry Medical*	45,400	457
Synageva BioPharma, Cl A* (A)	3,641	302
Syneron Medical*	34,110	425
Tandem Diabetes Care*	27,455	607
Team Health Holdings*	26,531	1,187
TearLab* (A)	17,821	120
Tekmira Pharmaceuticals*	5,960	128
TESARO*	17,760	524
Threshold Pharmaceuticals, Cl A* (A)	38,350	183
Triple-S Management, Cl B*	13,800	223
Ultragenyx Pharmaceutical*	3,265	160
Unilife* (A)	180,401	734
Veeva Systems, Cl A* (A)	14,846	397
Versartis*	5,800	174
WellCare Health Plans*	16,220	1,030

		58,744

Industrials — 16.8%
AAON	2,700	75
AAR	26,791	695
ACCO Brands*	33,300	205
Actuant, Cl A (A)	69,798	2,384
Acuity Brands (A)	7,662	1,016
Aegean Marine Petroleum Network (A)	23,300	230
Aegion, Cl A*	13,800	349
Air Transport Services Group*	41,800	328
Aircastle	21,100	409
Albany International, Cl A	6,800	242
Altra Industrial Motion	3,600	128
American Airlines Group*	2,800	103
American Science & Engineering, Cl A	1,200	81
American Woodmark*	13,621	458
Apogee Enterprises	10,460	348
Arkansas Best	6,400	236
Astronics*	3,700	235
Astronics, Cl B*	240	15
Avis Budget Group*	10,932	532
Barnes Group	17,940	690
Barrett Business Services	6,060	361
Beacon Roofing Supply* (A)	21,518	832
Brink’s	8,900	254
Carlisle	18,943	1,503
Chart Industries*	13,242	1,053
CIRCOR International	12,995	953
Corporate Executive Board	12,708	943

Description	Shares	Market Value ($ Thousands)
Curtiss-Wright	17,755	$1,128
Deluxe	12,414	651
Diana Shipping*	40,271	483
DXP Enterprises*	5,956	565
Dycom Industries*	53,583	1,694
EMCOR Group	37,529	1,756
EnerNOC*	9,900	221
EnerSys (A)	18,172	1,259
Engility Holdings*	15,765	710
Erickson Air-Crane*	900	17
Esterline Technologies*	17,379	1,852
Exponent	4,200	315
Fortune Brands Home & Security	14,985	631
FreightCar America, Cl A	5,500	128
FTI Consulting*	23,172	773
G&K Services	17,085	1,045
Generac Holdings*	18,560	1,095
General Cable	21,918	561
Genesee & Wyoming, Cl A*	13,681	1,331
Gibraltar Industries*	15,364	290
Global Power Equipment Group	20,800	414
Graco	8,780	656
GrafTech International*	31,400	343
Great Lakes Dredge & Dock*	67,500	616
Greenbrier*	19,477	888
H&E Equipment Services*	24,367	986
HEICO (A)	11,200	674
Hexcel, Cl A*	36,475	1,588
Hyster-Yale Materials Handling	4,300	419
ICF International, Cl A*	9,500	378
IDEX	12,330	899
Insperity, Cl A	6,200	192
Interface, Cl A	51,759	1,064
JetBlue Airways* (A)	61,600	535
John Bean Technologies, Cl A	11,000	340
Kadant	12,437	454
KAR Auction Services	8,400	255
Kelly Services, Cl A	2,900	69
Keyw Holding, Cl A* (A)	22,201	415
Kforce	13,600	290
Kirby*	15,595	1,579
Knight Transportation (A)	18,659	432
Korn/Ferry International*	13,410	399
Kratos Defense & Security Solutions*	26,000	196
Lincoln Electric Holdings	11,830	852
Lindsay (A)	8,442	744
Marten Transport	17,412	375
MasTec* (A)	11,260	489
Middleby*	7,968	2,105
Mistras Group*	1,100	25
Mobile Mini	21,279	923
Moog, Cl A*	11,740	769
MRC Global*	15,500	418
MSA Safety	2,000	114
MSC Industrial Direct, Cl A	5,593	484
Mueller Water Products, Cl A	12,200	116
MYR Group*	32,700	828
Navigant Consulting*	12,600	235
Northwest Pipe*	12,950	468
Old Dominion Freight Line, Cl A*	15,209	863
On Assignment*	8,650	334
Orbital Sciences*	19,630	548

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	29

Description	Shares	Market Value ($ Thousands)
Orion Marine Group*	21,300	$268
Performant Financial*	13,200	119
PGT*	27,069	312
Pike Electric*	22,089	238
PowerSecure International*	13,800	323
Primoris Services	56,138	1,683
Rand Logistics*	29,200	202
RBC Bearings*	8,100	516
Rexnord*	11,350	329
RPX, Cl Comdty (histrt)*	5,300	86
Rush Enterprises, Cl A* (A)	21,002	682
Saia*	35,119	1,342
Scorpio Bulkers*	40,500	409
Simpson Manufacturing	15,865	561
Skywest	2,200	28
Spirit Airlines*	15,346	912
Standex International	6,466	346
Steelcase, Cl A	48,484	805
Swift Transportation, Cl A* (A)	81,519	2,018
Taser International*	32,200	589
Titan Machinery* (A)	33,300	522
Trex*	10,298	753
TriMas*	9,720	323
TrueBlue*	71,534	2,093
Tutor Perini*	19,800	568
United Rentals* (A)	10,674	1,013
US Ecology	15,481	575
USG* (A)	25,014	818
Valmont Industries	4,821	717
Viad	3,200	77
Wabash National* (A)	39,384	542
WageWorks*	20,927	1,174
Watsco	12,178	1,217
Wesco Aircraft Holdings*	20,483	451
XPO Logistics* (A)	13,200	388
YRC Worldwide* (A)	6,900	155

		79,088

Information Technology — 17.7%
A10 Networks*	35,740	538
ACI Worldwide*	6,160	365
Acxiom*	18,075	622
Adtran	20,416	498
Advanced Energy Industries*	9,300	228
Applied Micro Circuits*	1,800	18
ARRIS Group*	42,603	1,201
Aruba Networks*	20,470	384
Aspen Technology*	47,277	2,003
Atmel*	76,525	640
ATMI*	2,800	95
Audience*	1,000	13
AVG Technologies*	21,908	459
Belden	13,260	923
Benchmark Electronics*	4,000	91
Blucora*	7,800	154
Borderfree*	13,237	247
Brightcove*	29,400	289
BroadSoft* (A)	22,057	590
Brooks Automation	51,859	567
Cabot Microelectronics*	2,400	106
CACI International, Cl A* (A)	4,060	300
Cadence Design Systems* (A)	45,890	713
CalAmp*	800	22

Description	Shares	Market Value ($ Thousands)
Calix*	40,900	$345
Cardtronics*	11,170	434
Cavium* (A)	53,226	2,327
Ceva, Cl A*	4,300	75
ChannelAdvisor*	11,445	432
Checkpoint Systems*	7,400	99
ChipMOS TECHNOLOGIES Bermuda	6,200	137
CIBER*	98,500	451
Ciena* (A)	29,133	662
Cognex*	9,410	319
CommVault Systems*	16,534	1,074
Computer Task Group	28,500	484
comScore*	13,600	446
Comverse*	5,600	194
Constant Contact*	6,900	169
Convergys	2,500	55
Conversant*	3,400	96
Cornerstone OnDemand*	23,660	1,133
CoStar Group*	14,638	2,734
Criteo ADR*	8,593	348
CSG Systems International	10,100	263
Dealertrack Technologies*	47,871	2,355
Demandware*	17,673	1,132
Digi International*	39,600	402
Digital River*	6,900	120
Diodes*	11,300	295
Dot Hill Systems*	29,300	113
Electronics for Imaging*	9,640	417
Ellie Mae*	1,300	37
Emulex*	22,300	165
Entegris*	43,000	521
Entropic Communications*	20,300	83
Envestnet*	50,003	2,009
EPAM Systems*	6,570	216
EVERTEC	19,281	476
Exar*	35,800	428
ExlService Holdings*	5,800	179
Extreme Networks*	95,500	554
Fabrinet*	18,000	374
Fairchild Semiconductor International*	53,974	744
FARO Technologies*	3,700	196
FEI	3,822	394
Finisar* (A)	4,200	111
FireEye*	3,042	187
FormFactor*	36,600	234
Forrester Research	2,996	107
Fortinet*	19,249	424
Gigamon*	20,591	626
Global Cash Access Holdings*	41,300	283
Guidewire Software, Cl Z*	45,212	2,218
Harmonic, Cl A*	35,000	250
Hittite Microwave, Cl A	6,275	395
Hutchinson Technology*	58,050	164
iGate*	1,000	32
Immersion*	40,195	424
Imperva*	7,783	434
Infinera*	29,709	270
Infoblox*	49,833	1,000
Inphi*	72,327	1,164
Insight Enterprises*	12,000	301
Integrated Device Technology*	48,592	594

30	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Shares	Market Value ($ Thousands)
Interactive Intelligence Group*	21,039	$1,525
International Rectifier*	14,850	407
Intersil, Cl A	87,632	1,132
Intralinks Holdings, Cl A*	34,275	351
InvenSense, Cl A* (A)	44,929	1,063
Knowles*	11,920	376
Kulicke & Soffa Industries*	8,100	102
Lattice Semiconductor*	100,190	785
Littelfuse	11,521	1,079
LTX-Credence*	46,870	418
Manhattan Associates*	13,600	476
Marketo*	11,255	368
MAXIMUS	18,849	846
Maxwell Technologies*	20,800	269
Mentor Graphics	46,562	1,025
Methode Electronics	4,400	135
Micrel	4,400	49
Monotype Imaging Holdings	9,100	274
Move* (A)	21,800	252
MTS Systems, Cl A	800	55
Netscout Systems*	900	34
NIC*	7,300	141
Nimble Storage*	5,452	207
OmniVision Technologies*	2,300	41
OpenTable*	6,068	467
Palo Alto Networks*	6,279	431
Pandora Media*	20,530	622
Pegasystems	800	28
Photronics*	70,477	601
Plantronics	8,500	378
Plexus*	13,004	521
Power Integrations	11,814	777
PRGX Global*	66,500	461
Progress Software*	21,993	479
PROS Holdings*	2,400	76
PTC*	42,715	1,513
Qlik Technologies*	29,854	794
QLogic*	9,800	125
Rally Software Development*	16,532	221
RF Micro Devices, Cl A*	96,626	761
Rosetta Stone*	4,100	46
Ruckus Wireless*	83,150	1,011
Saba Software*	37,700	458
Sanmina*	33,940	592
Sapient*	1,200	20
Scansource*	1,900	77
Shutterstock* (A)	8,694	631
Silicon Image*	41,100	284
Silicon Laboratories*	14,110	737
Silver Spring Network*	2,100	36
Sonus Networks*	151,393	510
Spansion, Cl A*	36,390	634
Splunk*	2,435	174
SPS Commerce*	16,058	987
SS&C Technologies Holdings*	11,003	440
Stamps.com*	11,255	378
Sykes Enterprises* (A)	6,400	127
Synaptics* (A)	9,930	596
SYNNEX*	6,142	372
Tableau Software, Cl A*	15,144	1,152
Tech Data*	10,035	612
TeleTech Holdings*	2,700	66
Teradyne	40,935	814

Description	Shares	Market Value ($ Thousands)
Tivo*	7,400	$98
TriQuint Semiconductor*	52,993	710
Trulia* (A)	17,232	572
Tyler Technologies*	1,300	109
Ultimate Software Group*	6,354	870
Ultratech*	15,900	464
Unisys* (A)	5,500	168
United Online*	12,100	140
Verint Systems*	11,360	533
Virtusa*	4,000	134
Vishay Intertechnology (A)	55,882	832
Vocus*	8,815	117
Web.com Group*	9,370	319
WEX*	10,750	1,022
Xoom*	5,800	113
Yelp, Cl A*	21,789	1,676
Zebra Technologies, Cl A*	7,330	509
Zillow, Cl A* (A)	8,700	766

		83,342

Materials — 2.9%
Advanced Emissions Solutions, Cl Comdty (histrt)* (A)	10,000	245
AEP Industries*	2,000	74
AK Steel Holding* (A)	12,100	87
AM Castle* (A)	6,300	93
Axiall	1,200	54
Boise Cascade*	11,934	342
Century Aluminum*	7,615	101
Chemtura*	22,544	570
Commercial Metals, Cl A	9,890	187
Ferro*	19,100	261
FutureFuel	5,700	116
Glatfelter	1,700	46
Gold Resource	14,800	71
H.B. Fuller	16,425	793
Haynes International	1,800	97
Innospec	4,200	190
Kaiser Aluminum	4,710	336
KapStone Paper and Packaging*	19,086	551
Koppers Holdings	2,600	107
Kraton Performance Polymers*	5,200	136
Landec*	26,400	295
Louisiana-Pacific*	33,629	567
LSB Industries*	11,400	426
Materion	3,000	102
Minerals Technologies	11,687	754
Novagold Resources*	86,800	313
PolyOne	61,376	2,250
Quaker Chemical	9,779	771
RTI International Metals* (A)	14,065	391
Schulman A	9,100	330
Sensient Technologies	18,360	1,036
Silgan Holdings	9,169	454
US Silica Holdings (A)	30,589	1,168
Worthington Industries	9,555	365

		13,679

Telecommunication Services — 0.3%
8x8*	3,200	34
Boingo Wireless*	33,230	225
IDT, Cl B	4,900	82
magicJack VocalTec* (A)	5,700	121

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	31

Description	Shares	Market Value ($ Thousands)

Premiere Global Services*	7,700	$93
RingCentral, Cl A*	40,984	742
Vonage Holdings*	30,200	129

		1,426

Utilities — 2.1%
ALLETE	31,730	1,663
American States Water	10,000	323
Cadiz* (A)	38,900	274
California Water Service Group, Cl A	1,900	46
Cleco	13,395	677
Empire District Electric	10,100	246
Great Plains Energy	8,600	233
NorthWestern	16,295	773
Otter Tail	5,500	169
Piedmont Natural Gas (A)	10,500	372
PNM Resources	63,616	1,720
Portland General Electric	25,785	834
South Jersey Industries, Cl A	8,010	449
Southwest Gas	11,279	603
UIL Holdings	24,700	909
Vectren	8,258	325

		9,616

Total Common Stock (Cost $330,564) ($ Thousands)		433,212

EXCHANGE TRADED FUNDS (A) — 0.6%
iShares Russell 2000 Growth Index Fund	9,591	1,305
iShares Russell 2000 Value Index Fund	14,000	1,412

Total Exchange Traded Funds (Cost $2,515) ($ Thousands)		2,717

	Number of Rights

RIGHTS — 0.0%
Allos Therapeutics*	45,500	—

Total Rights (Cost $—) ($Thousands)		—

	Number of Warrants

WARRANTS — 0.0%
Magnum Hunter Resources Expires 08/29/14*	12,911	—

Total Warrants (Cost $—) ($Thousands)		—

AFFILIATED PARTNERSHIP — 11.9%
SEI Liquidity Fund, L.P. 0.070%**†† (B)	55,747,933	55,748

Total Affiliated Partnership (Cost $55,748) ($ Thousands)		55,748

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 6.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	31,646,079	$31,646

Total Cash Equivalent (Cost $31,646) ($ Thousands)		31,646

U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills 0.062%, 07/24/14 (C) (D)	$1,038	1,038

Total U.S. Treasury Obligations (Cost $1,038) ($ Thousands)		1,038

Total Investments — 111.6% (Cost $421,511) ($ Thousands)		$524,361

A list of the open futures contracts held by the Fund at March 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	203	Jun-2014	$(212)

For the period ended March 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $470,003 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2014.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at March 31, 2014. The total market value of securities on loan at March 31, 2014 was $55,376 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2014 was $55,748 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

32	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

The following is a list of the level of inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$433,212	$—	$—	$433,212
Exchange Traded Funds	2,717	—	—	2,717
Rights	—	—	—	—
Warrants	—	—	—	—
Affiliated Partnership	—	55,748	—	55,748
Cash Equivalent	31,646	—	—	31,646
U.S. Treasury Obligations	—	1,038	—	1,038

Total Investments in Securities	$467,575	$56,786	$—	$524,361

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(212)	$—	$—	$(212)

Total Other Financial Instruments	$(212)	$—	$—	$(212)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2014, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	33

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund

March 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.3%‡

Consumer Discretionary — 7.0%
Abercrombie & Fitch, Cl A	3,844	$148
American Eagle Outfitters	35,580	436
America’s Car-Mart*	9,345	343
ANN*	5,810	241
Arctic Cat	8,185	391
Big 5 Sporting Goods	14,100	226
Big Lots*	10,300	390
Bravo Brio Restaurant Group*	16,400	231
Callaway Golf (A)	42,994	439
Cato, Cl A	12,400	335
Childrens Place Retail Stores	7,995	398
Core-Mark Holding, Cl A	5,408	392
CROCS*	34,900	544
CSS Industries	24,100	651
Dana Holding	47,370	1,102
Destination XL Group*	64,100	362
Dorman Products*	6,150	363
DreamWorks Animation SKG, Cl A*	40,328	1,071
Ethan Allen Interiors (A)	17,994	458
Express*	25,832	410
FTD*	17,640	561
Genesco*	7,200	537
Gentherm*	11,290	392
G-III Apparel Group*	4,390	314
Ignite Restaurant Group*	16,000	225
Jones Group	12,200	183
Journal Communications, Cl A*	74,900	664
K12*	47,900	1,085
Krispy Kreme Doughnuts*	28,251	501
Libbey*	70,300	1,828
Life Time Fitness* (A)	12,240	589
Matthews International, Cl A (A)	33,461	1,366
MDC Partners, Cl A	33,700	769
Meredith	16,745	777
Meritage Homes*	5,980	250
Movado Group	7,140	325
NACCO Industries, Cl A	9,157	496
Office Depot*	83,700	346
Oxford Industries, Cl A	3,311	259
Pep Boys-Manny Moe & Jack*	28,100	357
Pier 1 Imports	41,282	779
Pool	5,510	338
Popeyes Louisiana Kitchen*	7,290	296
Regis	32,074	439
Remy International	17,652	417
Rent-A-Center (A)	72,735	1,935
Scholastic, Cl B	7,500	258
Scientific Games, Cl A*	18,922	260
Select Comfort*	18,123	328
Skechers U.S.A., Cl A*	8,343	305
Smith & Wesson Holding* (A)	34,100	499
Stage Stores (A)	21,300	521
Standard Motor Products	17,300	619
Stoneridge*	23,900	269
Universal Electronics*	7,003	269
Vail Resorts	10,955	764
Vera Bradley*	7,169	194

Description	Shares	Market Value ($ Thousands)

		$29,245

Consumer Staples — 2.8%
Casey’s General Stores	4,851	328
Chiquita Brands International*	62,100	773
Cott	54,615	462
Darling International*	98,312	1,968
Dean Foods	27,554	426
Fresh Del Monte Produce	43,733	1,206
Ingles Markets, Cl A	28,600	681
J&J Snack Foods	6,090	584
Pantry*	20,384	313
Roundy’s	22,600	156
Snyder’s-Lance	18,832	531
Spartan Stores	54,885	1,274
Susser Holdings* (A)	5,027	314
TreeHouse Foods*	5,387	388
Universal (A)	26,800	1,498
USANA Health Sciences* (A)	6,400	482
Weis Markets	4,700	231

		11,615

Energy — 9.4%
Abraxas Petroleum*	63,094	250
Alon USA Energy (A)	19,300	288
Approach Resources, Cl A* (A)	150,087	3,138
Bill Barrett* (A)	23,000	589
Bonanza Creek Energy*	6,870	305
Bristow Group	3,810	288
C&J Energy Services*	36,730	1,071
Carrizo Oil & Gas*	5,989	320
Cloud Peak Energy*	74,012	1,565
Delek US Holdings	16,600	482
Emerald Oil*	24,708	166
Energy XXI Bermuda (A)	26,000	613
EPL Oil & Gas* (A)	51,000	1,969
Era Group*	26,321	771
Exterran Holdings	13,040	572
Forum Energy Technologies*	9,360	290
Goodrich Petroleum* (A)	11,824	187
Gulfmark Offshore, Cl A	35,787	1,608
Gulfport Energy*	5,111	364
Helix Energy Solutions Group*	36,140	831
Hercules Offshore*	126,700	582
Key Energy Services*	100,964	933
McDermott International* (A)	114,476	895
Navigator Holdings*	22,200	577
Newpark Resources, Cl A*	69,641	797
North Atlantic Drilling	87,500	774
Northern Oil And Gas* (A)	20,535	300
Nuverra Environmental Solutions* (A)	78,700	1,597
Oasis Petroleum*	7,789	325
Parker Drilling*	204,882	1,453
PDC Energy, Cl A*	8,768	546
Precision Drilling	26,600	318
Rentech*	217,900	414
Ring Energy*	13,772	210
Rosetta Resources*	12,730	593
Scorpio Tankers (A)	149,100	1,487
SEACOR Holdings, Cl A*	4,745	410
StealthGas*	63,500	722
Superior Energy Services	31,614	972

34	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Shares	Market Value ($ Thousands)
Synergy Resources*	17,727	$191
Tesco*	12,885	238
TETRA Technologies*	91,570	1,172
TGC Industries*	26,435	157
Tidewater, Cl A	25,294	1,230
Triangle Petroleum* (A)	111,900	922
Unit*	24,420	1,597
W&T Offshore (A)	21,100	365
Warren Resources*	117,300	563
Western Refining (A)	21,900	845
World Fuel Services (A)	52,566	2,318

		39,170

Financials — 34.7%
1st Source	28,550	916
Acadia Realty Trust †	22,045	582
Access National	3,200	52
Agree Realty †	8,280	252
Alexandria Real Estate Equities †	5,900	428
Allied World Assurance Holdings	5,961	615
American Assets Trust †	17,755	599
American Campus Communities †	12,815	479
American Capital Mortgage Investment †	36,200	679
American Equity Investment Life Holding (A)	46,400	1,096
American National Bankshares	2,150	51
Ameris Bancorp*	994	23
Anworth Mortgage Asset †	166,777	827
Apartment Investment & Management, Cl A †	17,603	532
Arrow Financial	1,900	50
Ashford Hospitality Prime †	9,260	140
Ashford Hospitality Trust † (A)	61,600	694
Aspen Insurance Holdings	9,700	385
Associated Estates Realty †	14,810	251
Astoria Financial	2,300	32
AvalonBay Communities †	7,169	941
BancFirst	2,450	139
Banco Latinoamericano de Exportaciones, Cl E	32,700	864
Bancorp*	7,200	135
Bancorpsouth, Cl A (A)	41,275	1,030
Bank Mutual	12,400	79
Bank of Kentucky Financial	2,700	101
Bank of Marin Bancorp	2,000	90
Bank of the Ozarks (A)	7,955	541
BankFinancial	3,000	30
BankUnited	23,417	814
Banner	3,850	159
BBCN Bancorp	26,910	461
Berkshire Hills Bancorp	27,959	723
BioMed Realty Trust † (A)	15,550	319
BlackRock Kelso Capital (A)	52,500	481
Blackstone Mortgage Trust, Cl A †	8,804	253
BNC Bancorp	7,150	124
Boston Private Financial Holdings	76,919	1,041
Boston Properties †	5,185	594
Brandywine Realty Trust †	68,200	986
BRE Properties, Cl A †	2,050	129
Brixmor Property Group †	7,700	164

Description	Shares	Market Value ($ Thousands)
Bryn Mawr Bank	3,200	$92
C&F Financial	2,200	73
Camden National	12,600	519
Campus Crest Communities † (A)	114,390	993
Capital Bank Financial, Cl A*	5,850	147
Capital City Bank Group	2,250	30
Capitol Federal Financial	38,610	484
Capstead Mortgage † (A)	48,900	619
Cardinal Financial	13,350	238
Cathay General Bancorp	11,200	282
CBL & Associates Properties †	28,956	514
Centerstate Banks	1,700	19
Central Pacific Financial	83,600	1,689
Chemical Financial	7,050	229
Chemung Financial	800	22
Citizens & Northern	2,450	48
City Holding	4,750	213
CNB Financial	2,600	46
CNO Financial Group	190,040	3,440
CoBiz Financial	49,185	567
Columbia Banking System (A)	14,840	423
CommonWealth †	18,100	476
Community Bank System (A)	6,100	238
Community Trust Bancorp	14,550	604
CubeSmart †	15,050	258
Customers Bancorp*	18,500	386
CVB Financial	3,900	62
CYS Investments †	159,104	1,314
DDR †	19,800	326
DiamondRock Hospitality †	29,360	345
Dime Community Bancshares	17,293	294
Douglas Emmett †	5,400	147
Duke Realty †	28,230	477
DuPont Fabros Technology † (A)	32,330	778
Dynex Capital †	49,200	440
Eagle Bancorp*	41,828	1,510
East West Bancorp	18,195	664
EastGroup Properties †	8,850	557
Education Realty Trust, Cl A †	87,032	859
Employers Holdings	55,977	1,132
Endurance Specialty Holdings	19,375	1,043
Enterprise Bancorp	1,550	32
Enterprise Financial Services	4,950	99
EPR Properties, Cl A †	7,170	383
Equity One, Cl A † (A)	19,443	434
Equity Residential †	11,200	649
ESSA Bancorp	2,800	30
Essex Property Trust †	1,000	170
EverBank Financial, Cl A	34,750	686
Evercore Partners, Cl A	4,340	240
Extra Space Storage †	3,550	172
Ezcorp, Cl A*	11,400	123
Farmers Capital Bank*	1,800	40
FBR*	38,400	992
Federal Agricultural Mortgage, Cl C	14,800	492
Federal Realty Investment Trust †	450	52
Federated Investors, Cl B (A)	12,825	392
FelCor Lodging Trust †	119,200	1,078
Fidelity & Guaranty Life	47,900	1,130
Fidelity Southern	6,312	88
Financial Institutions	3,000	69

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	35

Description	Shares	Market Value ($ Thousands)
First Bancorp	4,700	$89
First BanCorp Puerto Rico*	30,100	164
First Busey	14,500	84
First Commonwealth Financial	48,800	441
First Community Bancshares	25,445	416
First Defiance Financial	2,750	75
First Financial	3,200	108
First Financial Bancorp	19,350	348
First Financial Holdings	6,466	405
First Horizon National	38,099	470
First Interstate Bancsystem, Cl A	16,700	471
First Merchants	13,000	281
First Midwest Bancorp	92,257	1,576
First NBC Bank Holding*	16,134	562
FirstMerit, Cl A	21,655	451
Flagstar Bancorp*	12,050	268
Flushing Financial	53,575	1,129
FNB (Pennsylvania)	20,650	277
Forest City Enterprises, Cl A*	21,205	405
Forestar Group*	16,570	295
Fulton Financial	63,540	799
FXCM, Cl A (A)	24,440	361
General Growth Properties †	23,482	517
Geo Group †	67,100	2,163
German American Bancorp	2,900	84
Glacier Bancorp, Cl A	31,115	905
Gladstone Commercial †	27,400	475
Glimcher Realty Trust †	38,265	384
Gramercy Property Trust † (A)	108,800	561
Great Southern Bancorp	3,200	96
Hancock Holding, Cl A	38,525	1,412
Hanmi Financial, Cl Commodity	6,250	146
Hanover Insurance Group, Cl A	37,038	2,276
Hatteras Financial †	99,983	1,885
HCP †	19,312	749
Health Care †	11,530	687
Heartland Financial USA	4,250	115
Heritage Commerce	3,050	25
Heritage Oaks Bancorp*	2,700	22
Highwoods Properties †	16,705	642
Home Bancorp*	1,350	28
Home BancShares (A)	21,275	732
Home Federal Bancorp	350	5
Home Loan Servicing Solutions	10,350	223
HomeStreet	2,450	48
HomeTrust Bancshares*	3,500	55
Horace Mann Educators, Cl A	47,909	1,389
Horizon Bancorp	3,075	69
Hospitality Properties Trust †	12,900	370
Host Hotels & Resorts †	31,206	632
IBERIABANK	23,378	1,640
Independent Bank	5,750	226
Infinity Property & Casualty	8,463	572
Inland Real Estate †	53,900	569
International Bancshares	31,105	780
Intervest Bancshares*	5,950	44
Investors Bancorp, Cl A	14,885	411
Janus Capital Group (A)	68,300	742
Kennedy- Wilson Holdings	54,200	1,220
Kilroy Realty †	2,450	144
Kimco Realty †	19,700	431

Description	Shares	Market Value ($ Thousands)
Lakeland Bancorp	3,971	$45
Lakeland Financial	3,300	133
LaSalle Hotel Properties †	19,130	599
Lexington Realty Trust † (A)	112,039	1,222
Liberty Property Trust †	7,000	259
Macerich †	10,011	624
Mack-Cali Realty †	33,900	705
Maiden Holdings	99,500	1,242
MainSource Financial Group	56,700	970
MB Financial	15,787	489
Meadowbrook Insurance Group (A)	158,500	924
Medical Properties Trust †	26,220	335
Mercantile Bank	1,600	33
Meridian Interstate Bancorp*	1,600	41
Metro Bancorp*	2,900	61
MFA Financial †	126,302	979
MGIC Investment*	8,300	71
Mid-America Apartment Communities †	7,283	497
Middleburg Financial	2,150	38
MidSouth Bancorp	2,150	36
MidWestOne Financial Group	1,700	43
Montpelier Re Holdings	23,800	708
Mortgage Investment Trust †	12,400	217
NASB Financial	600	15
National Bankshares, Cl A	800	29
National Penn Bancshares	64,604	675
NBT Bancorp	3,700	91
Nelnet, Cl A	45,600	1,865
Northfield Bancorp	67,387	867
Northrim BanCorp	1,800	46
Northwest Bancshares	13,775	201
OceanFirst Financial	31,900	564
Ocwen Financial*	27,600	1,081
OFG Bancorp	35,000	602
Old National Bancorp, Cl A	76,850	1,146
OmniAmerican Bancorp, Cl A	13,700	312
Oppenheimer Holdings, Cl A	4,800	135
Oritani Financial	4,050	64
Pacific Premier Bancorp*	6,550	106
PacWest Bancorp (A)	34,031	1,464
Palmetto Bancshares*	500	7
Park Sterling	6,900	46
Peapack Gladstone Financial	2,050	45
Pebblebrook Hotel Trust †	20,554	694
Pennsylvania †	20,800	375
PennyMac Financial Services, Cl A*	1,550	26
PennyMac Mortgage Investment Trust †	23,500	562
Peoples Bancorp	2,950	73
PHH*	21,700	561
PICO Holdings*	32,186	836
Pinnacle Financial Partners	2,500	94
Platinum Underwriters Holdings	41,035	2,466
Popular*	51,000	1,580
Preferred Bank*	3,750	97
Primerica	7,800	368
PrivateBancorp, Cl A	16,750	511
ProAssurance	6,129	273
ProLogis †	24,239	990

36	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Shares	Market Value ($ Thousands)
Prosperity Bancshares (A)	14,735	$975
Protective Life	14,200	747
Provident Financial Holdings	5,950	92
Provident Financial Services	15,500	285
Public Storage †	5,157	869
Radian Group (A)	51,950	781
RAIT Financial Trust †	9,799	83
Regency Centers †	4,831	247
Reinsurance Group of America, Cl A	4,897	390
Renasant	8,000	232
Republic Bancorp, Cl A (A)	27,505	622
RLJ Lodging Trust †	9,900	265
Rouse Properties † (A)	60,100	1,036
S&T Bancorp	21,600	512
Safeguard Scientifics*	25,207	559
Sandy Spring Bancorp	5,800	145
Selective Insurance Group	21,460	500
Sierra Bancorp	2,350	37
Simmons First National, Cl A	1,500	56
Simon Property Group †	9,844	1,614
SL Green Realty † (A)	2,492	251
Southside Bancshares (A)	13,440	422
Southwest Bancorp	5,400	95
StanCorp Financial Group (A)	13,050	872
Starwood Property Trust † (A)	25,100	592
State Bank Financial	9,200	163
Sterling Financial	1,750	58
Stifel Financial*	4,970	247
Suffolk Bancorp*	3,050	68
Sun Bancorp*	7,850	26
Sunstone Hotel Investors †	17,200	236
Susquehanna Bancshares	41,402	472
SY Bancorp, Cl A	3,350	106
Symetra Financial	33,900	672
Taubman Centers †	5,800	411
TCF Financial	53,026	883
Territorial Bancorp	3,500	76
Texas Capital Bancshares*	17,163	1,115
THL Credit	26,100	360
Tompkins Financial	13,250	649
TowneBank (A)	5,300	82
Trico Bancshares	5,300	137
Trustmark	16,850	427
Two Harbors Investment †	39,900	409
UDR †	13,850	358
UMB Financial	2,550	165
Umpqua Holdings (A)	44,764	834
Union First Market Bankshares	40,345	1,026
United Bankshares (A)	3,720	114
United Community Banks*	52,900	1,027
Univest of Pennsylvania	5,950	122
Validus Holdings	9,800	370
Ventas †	9,369	567
ViewPoint Financial Group	24,650	711
Vornado Realty Trust †	7,100	700
Walker & Dunlop*	8,100	132
Walter Investment Management* (A)	19,200	573
Washington Banking	3,850	68
Washington Trust Bancorp	1,350	51
Waterstone Financial*	15,607	162

Description	Shares	Market Value ($ Thousands)
Webster Financial	45,540	$1,414
Weingarten Realty Investors †	6,600	198
WesBanco	22,550	718
West Bancorporation	2,200	33
Westamerica Bancorporation	1,050	57
Western Alliance Bancorp*	41,105	1,011
Wilshire Bancorp	23,450	260
Winthrop Realty Trust †	82,700	958
Wintrust Financial	18,160	884
World Acceptance* (A)	5,149	387
WSFS Financial	24,205	1,729
Yadkin Financial*	4,250	91

		144,512

Health Care — 5.4%
Accuray* (A)	179,400	1,722
Akorn*	12,920	284
Alere*	21,600	742
Amsurg*	18,823	886
Analogic	3,100	255
Bio-Reference Labs* (A)	7,100	197
Charles River Laboratories International*	16,497	995
Chemed (A)	8,600	769
Conmed	18,845	819
Cross Country Healthcare*	27,100	219
Exactech*	12,600	284
Globus Medical, Cl A*	12,220	325
Greatbatch*	35,930	1,650
Health Net, Cl A*	7,360	250
HealthSouth	23,558	846
Hill-Rom Holdings	14,000	540
ICON*	7,588	361
ICU Medical*	3,444	206
Kindred Healthcare	38,800	909
Landauer	7,628	346
Magellan Health Services*	12,355	733
Masimo*	10,650	291
Medical Action Industries*	20,500	143
MEDNAX*	11,260	698
Merit Medical Systems*	33,776	483
Natus Medical*	19,000	490
Orthofix International*	8,800	265
Owens & Minor (A)	11,216	393
PDL BioPharma (A)	48,900	406
PerkinElmer	13,642	615
PharMerica*	35,300	988
PhotoMedex* (A)	18,900	299
Prestige Brands Holdings, Cl A*	17,947	489
Questcor Pharmaceuticals (A)	12,600	818
Sciclone Pharmaceuticals*	42,500	194
Select Medical Holdings	64,600	804
Skilled Healthcare Group, Cl A*	64,200	338
Symmetry Medical*	63,900	643
Team Health Holdings*	6,410	287
Teleflex	3,847	412

		22,394

Industrials — 16.3%
AAR	20,200	524
ACCO Brands* (A)	63,300	390
Actuant, Cl A (A)	25,598	874

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	37

Description	Shares	Market Value ($ Thousands)
Aegean Marine Petroleum Network	44,200	$436
Aegion, Cl A*	26,200	663
Air Transport Services Group*	79,400	623
Aircastle	39,500	766
Alamo Group	8,928	485
Alaska Air Group	8,900	830
Alliant Techsystems	11,900	1,692
American Railcar Industries (A)	9,800	686
Ampco- Pittsburgh	18,100	342
Apogee Enterprises	8,200	273
Astec Industries	15,551	683
AZZ	16,595	741
Barnes Group	18,370	707
Brady, Cl A	7,920	215
Brink’s	49,100	1,402
Celadon Group	21,564	519
Chart Industries*	3,260	259
CIRCOR International	9,830	721
Clean Harbors* (A)	14,009	767
Comfort Systems USA	19,541	298
CRA International*	14,466	318
Cubic	21,887	1,118
Curtiss- Wright	27,833	1,769
Deluxe	15,700	824
Dynamic Materials	9,349	178
EMCOR Group	85,089	3,981
Encore Wire	13,022	632
EnerSys (A)	5,000	346
EnPro Industries*	5,418	394
Esterline Technologies*	6,635	707
FreightCar America, Cl A	10,900	253
FTI Consulting*	79,135	2,638
G&K Services	19,387	1,186
Generac Holdings	7,210	425
General Cable	9,587	246
Global Brass & Copper Holdings	19,485	307
Global Power Equipment Group (A)	39,600	788
GrafTech International* (A)	59,600	651
Granite Construction	19,282	770
Great Lakes Dredge & Dock*	128,400	1,172
H&E Equipment Services*	6,730	272
Hawaiian Holdings* (A)	49,800	695
Hyster-Yale Materials Handling	11,000	1,072
ICF International, Cl A*	12,200	486
Interface, Cl A	34,213	703
ITT	13,018	557
JetBlue Airways* (A)	117,000	1,017
Kadant	33,595	1,225
Kaman, Cl A	18,975	772
KAR Auction Services	36,857	1,119
Kelly Services, Cl A	13,700	325
Korn/Ferry International*	24,326	724
LB Foster, Cl A	5,700	267
MasTec* (A)	8,820	383
Moog, Cl A*	12,019	787
MRC Global*	29,500	795
MYR Group*	34,200	866
Navigant Consulting*	12,700	237
NN, Cl A	26,300	518
Northwest Pipe*	13,265	480

Description	Shares	Market Value ($ Thousands)
On Assignment*	6,770	$261
Orbital Sciences*	11,940	333
Orion Marine Group*	99,951	1,256
Quad (A)	20,654	484
Rand Logistics*	56,100	387
Regal-Beloit	6,685	486
Republic Airways Holdings* (A)	21,500	197
Rexnord*	8,890	258
RR Donnelley & Sons	18,986	340
Ryder System	25,639	2,049
Safe Bulkers (A)	31,000	295
Saia*	19,350	739
Scorpio Bulkers*	76,900	778
Simpson Manufacturing	16,250	574
Skywest	40,400	515
Steelcase, Cl A	25,500	423
Swift Transportation, Cl A*	10,700	265
TAL International Group (A)	24,219	1,038
Team*	8,196	351
Teledyne Technologies*	4,164	405
Terex	6,655	295
Tetra Tech*	64,169	1,899
Textainer Group Holdings (A)	4,938	189
Titan Machinery* (A)	63,300	992
TriMas*	22,537	748
Triumph Group	9,942	642
TrueBlue*	14,994	439
Tutor Perini*	58,138	1,667
United Stationers (A)	6,500	267
VSE	13,900	733
Watsco	3,710	371
Watts Water Technologies, Cl A (A)	8,385	492
Woodward	19,201	797

		67,864

Information Technology — 11.8%
ACI Worldwide*	4,820	285
Acxiom*	18,510	637
Adtran	84,080	2,052
Amkor Technology*	99,500	683
Arrow Electronics, Cl A*	26,424	1,569
Atmel*	78,355	655
Belden	18,064	1,257
Benchmark Electronics*	45,920	1,040
Black Box	12,300	299
Blucora*	13,175	259
BroadSoft*	23,707	634
CACI International, Cl A* (A)	12,180	899
Cadence Design Systems* (A)	75,034	1,166
Cardtronics*	8,750	340
ChipMOS Technologies Bermuda	11,600	256
CIBER*	187,400	858
Cognex*	7,370	250
Coherent*	5,191	339
Computer Task Group	54,100	919
Comtech Telecommunications	12,516	399
Convergys	23,157	507
CSG Systems International	34,100	888
Diebold	11,192	446
Digi International*	75,300	764

38	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Shares	Market Value ($ Thousands)
Diodes*	21,400	$559
Dot Hill Systems*	55,700	216
EarthLink Holdings	151,749	548
Electronics for Imaging*	7,550	327
Emulex*	34,095	252
Entegris*	24,920	302
EPAM Systems*	5,150	169
EVERTEC	19,741	488
Exar*	68,100	814
ExlService Holdings*	12,945	400
Extreme Networks*	33,700	196
Fairchild Semiconductor International*	29,475	406
Heartland Payment Systems	7,521	312
Imation*	12,700	73
Inphi*	31,769	511
Insight Enterprises*	27,600	693
Integrated Silicon Solution*	5,400	84
International Rectifier*	11,630	319
Intersil, Cl A	30,450	393
Intralinks Holdings, Cl A*	35,105	359
InvenSense, Cl A* (A)	10,530	249
Ixia*	33,173	415
Knowles*	9,340	295
Kulicke & Soffa Industries*	53,400	673
Lexmark International, Cl A (A)	9,943	460
Littelfuse	2,970	278
Mentor Graphics	29,920	659
MicroStrategy, Cl A*	11,112	1,282
MKS Instruments (A)	38,139	1,140
Multi-Fineline Electronix*	14,400	184
Nanometrics*	35,832	644
NETGEAR*	8,800	297
Park Electrochemical	26,987	806
Photronics*	42,100	359
Plantronics	16,200	720
PRGX Global*	126,500	877
Progress Software*	43,590	950
PTC*	35,350	1,253
Pulse Electronics* (A)	3,630	14
QLogic*	116,848	1,490
RF Micro Devices, Cl A*	89,299	704
Rudolph Technologies*	41,470	473
Saba Software*	71,700	871
Sanmina*	27,400	478
Semtech*	12,347	313
Sykes Enterprises* (A)	43,365	862
Synaptics* (A)	4,000	240
SYNNEX*	10,600	643
Tech Data*	36,007	2,195
TeleCommunication Systems, Cl A*	102,300	235
TeleTech Holdings*	12,100	297
Tessco Technologies	7,600	284
Ultratech*	82,336	2,403
Verint Systems*	8,900	418
Web.com Group*	7,340	250
Zebra Technologies, Cl A*	12,293	853

		49,386

Materials — 4.3%
Alamos Gold	33,722	304

Description	Shares	Market Value ($ Thousands)
Allegheny Technologies (A)	12,355	$466
American Vanguard, Cl B (A)	18,473	400
AuRico Gold (A)	79,548	346
Cabot	7,500	443
Commercial Metals, Cl A	7,750	146
Cytec Industries	5,153	503
Glatfelter	21,200	577
Globe Specialty Metals	2,968	62
Greif, Cl A	8,097	425
H.B. Fuller	47,136	2,276
Innophos Holdings	8,308	471
Innospec	7,300	330
Intrepid Potash* (A)	29,486	456
Landec*	50,000	558
LSB Industries*	21,700	812
Minerals Technologies	11,460	740
Neenah Paper, Cl A	17,900	926
Novagold Resources*	165,000	596
Olin (A)	36,400	1,005
Owens-Illinois*	7,099	240
PolyOne	27,225	998
RTI International Metals* (A)	23,303	647
Schnitzer Steel Industries, Cl A	38,655	1,115
Schweitzer- Mauduit International	10,400	443
Sensient Technologies	29,543	1,666
Silgan Holdings	17,578	871

		17,822

Telecommunication Services — 0.6%
Atlantic Telegraph- Network	13,831	912
Inteliquent	34,300	498
Iridium Communications* (A)	55,300	415
USA Mobility	28,700	522
Vonage Holdings*	54,500	233

		2,580

Utilities — 3.0%
ALLETE	20,030	1,050
Avista	39,000	1,195
Cadiz* (A)	73,800	520
Cleco	21,383	1,081
Empire District Electric	16,100	391
Great Plains Energy	54,912	1,485
Idacorp, Cl A	6,970	387
NorthWestern	9,058	430
Piedmont Natural Gas (A)	20,000	708
PNM Resources	37,390	1,011
Portland General Electric (A)	81,342	2,631
Southwest Gas	11,550	617
UIL Holdings	32,020	1,179

		12,685

Total Common Stock (Cost $329,749) ($ Thousands)		397,273

EXCHANGE TRADED FUNDS (A) — 0.9%
iShares Russell 2000 Index Fund	10,448	1,216
iShares Russell 2000 Value Index Fund	26,600	2,682

Total Exchange Traded Funds (Cost $3,490) ($ Thousands)		3,898

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	39

Description	Shares/ Face Amount ($ Thousands)/ Number of Warrants	Market Value ($ Thousands)

WARRANTS — 0.0%
Magnum Hunter Resources Expires 08/29/14 *	12,327	$—

Total Warrants (Cost $—) ($Thousands)		—

AFFILIATED PARTNERSHIP — 13.4%
SEI Liquidity Fund, L.P. 0.070%**†† (B)	55,927,122	55,927

Total Affiliated Partnership (Cost $55,927) ($ Thousands)		55,927

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	14,598,271	14,598

Total Cash Equivalent (Cost $14,598) ($ Thousands)		14,598

U.S. TREASURY OBLIGATIONS — 0.2%
United States Treasury Bills 0.055%, 07/24/14 (C) (D)	$878	878

Total U.S. Treasury Obligations (Cost $878) ($ Thousands)		878

Total Investments — 113.3% (Cost $404,642) ($ Thousands)		$472,574

A list of the open futures contracts held by the Fund at March 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	61	Jun-2014	$(31)

For the period ended March 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $417,053 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2014.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at March 31, 2014. The total market value of securities on loan at March 31, 2014 was $55,138 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (See Note 10). The total market value of such securities as of March 31, 2014 was $55,927 ($ Thousands).

(C)	Security, or portion thereof has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

Cl — Class

L.P. — Limited Partnership

The following is a list of the level of inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$397,273	$—	$—	$397,273
Exchange Traded Funds	3,898	—	—	3,898
Warrants	—	—	—	—
Affiliated Partnership	—	55,927	—	55,927
Cash Equivalent	14,598	—	—	14,598
U.S. Treasury Obligations	—	878	—	878

Total Investments in Securities	$415,769	$56,805	$—	$472,574

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(31)	$—	$—	$(31)

Total Other Financial Instruments	$(31)	$—	$—	$(31)

*	Futures contracts are value at the unrealized depreciation on the instrument.

For the period ended March 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2014, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

40	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund

March 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.7%

Consumer Discretionary — 15.3%
2U*	28,200	$385
ANN*	1,800	75
Arctic Cat	21,091	1,008
Asbury Automotive Group*	9,624	532
Ascent Capital Group, Cl A*	5,182	392
Beazer Homes USA, Cl A*	8,669	174
Big 5 Sporting Goods	47,400	761
Biglari Holdings*	2,401	1,171
BJ’s Restaurants* (A)	—	—
Blue Nile*	5,577	194
Bravo Brio Restaurant Group*	16,600	234
Bright Horizons Family Solutions*	19,606	767
Brown Shoe	25,900	687
Brunswick	31,149	1,411
Cabela’s* (A)	13,130	860
Capella Education	29,990	1,894
Carmike Cinemas*	4,600	137
Carriage Services	18,300	334
Carter’s	23,556	1,829
Cato, Cl A	12,106	327
Container Store Group* (A)	24,561	834
Core-Mark Holding, Cl A	13,100	951
Coupons.com*	8,331	205
Cracker Barrel Old Country Store (A)	4,600	447
CROCS*	2,200	34
Denny’s, Cl A*	91,800	590
Diamond Resorts International*	39,669	672
Dick’s Sporting Goods	17,165	937
DineEquity	700	55
Drew Industries*	10,337	560
Entravision Communications, Cl A	95,900	643
Express*	20,900	332
Fiesta Restaurant Group*	9,287	424
Five Below* (A)	35,005	1,487
Francesca’s Holdings* (A)	28,414	515
G-III Apparel Group*	3,000	215
Gray Television*	14,400	149
Haverty Furniture	22,747	676
Hibbett Sports* (A)	31,261	1,653
HomeAway* (A)	51,045	1,923
Hovnanian Enterprises, Cl A* (A)	29,500	140
HSN, Cl A	2,400	143
Imax* (A)	10,299	281
Jack in the Box*	13,096	772
La-Z-Boy, Cl Z	20,894	566
Lithia Motors, Cl A	7,094	472
LKQ*	26,183	690
Loral Space & Communications*	7,500	530
Lumber Liquidators Holdings* (A)	20,792	1,950
MDC Partners, Cl A	22,600	516
Meritage Homes*	1,000	42
Monro Muffler (A)	156	9
Movado Group	16,691	760
Multimedia Games Holding*	14,400	418
National CineMedia	90,662	1,360

Description	Shares	Market Value ($ Thousands)
Nautilus*	7,600	$73
Noodles, Cl A* (A)	17,990	710
Nutrisystem	24,500	369
Orbitz Worldwide*	100,600	789
Overstock.com*	16,300	321
Papa John’s International, Cl A	2,000	104
Penske Auto Group, Cl A	12,826	548
PetMed Express (A)	50,600	679
Pier 1 Imports	19,051	360
Pinnacle Entertainment*	3,000	71
Pool	14,382	882
Popeyes Louisiana Kitchen*	20,791	845
ReachLocal*	62,300	614
Red Robin Gourmet Burgers*	11,598	831
RetailMeNot*	10,759	344
Ruth’s Chris Steak House	60,100	727
Ryland Group	6,934	277
Scientific Games, Cl A*	45,217	621
Select Comfort*	5,300	96
SFX Entertainment* (A)	36,716	259
Shutterfly* (A)	20,000	854
Sinclair Broadcast Group, Cl A	3,400	92
Six Flags Entertainment	10,211	410
Skechers U.S.A., Cl A*	28,540	1,043
Smith & Wesson Holding* (A)	25,000	365
SodaStream International* (A)	16,340	721
Sonic*	2,700	62
Standard Motor Products	17,300	619
Steiner Leisure*	3,800	176
Steven Madden*	1,350	49
Stoneridge*	48,100	540
Sturm Ruger (A)	900	54
TAL Education Group ADR*	11,749	264
Tenneco*	11,400	662
Texas Roadhouse, Cl A	12,200	318
TRI Pointe Homes* (A)	21,035	341
Vera Bradley* (A)	30,906	834
Vince Holding*	31,615	833
Vitamin Shoppe*	5,609	267
Wet Seal, Cl A* (A)	46,900	62
Winnebago Industries*	15,900	436
Wolverine World Wide (A)	77,265	2,206
zulily, Cl A* (A)	12,181	612

		56,463

Consumer Staples — 2.7%
Amira Nature Foods* (A)	7,949	136
Annie’s* (A)	10,598	426
Casey’s General Stores	18,317	1,238
Chefs’ Warehouse Holdings*	25,421	544
Darling International*	2,500	50
Fairway Group Holdings, Cl A* (A)	7,160	55
J&J Snack Foods	5,300	508
Lancaster Colony	6,803	676
Medifast*	23,067	671
Pilgrim’s Pride*	79,000	1,653
PriceSmart	2,200	222
Rite Aid* (A)	162,300	1,018
Sanderson Farms (A)	9,500	746
Sprouts Farmers Market*	25,656	924
SUPERVALU*	32,100	219

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	41

Description	Shares	Market Value ($ Thousands)
USANA Health Sciences* (A)	8,500	$640
WhiteWave Foods, Cl A*	8,848	252

		9,978

Energy — 4.6%
Bonanza Creek Energy*	3,200	142
Carrizo Oil & Gas*	8,800	470
Delek US Holdings	27,012	784
Dresser- Rand Group*	23,847	1,393
Dril-Quip*	23,407	2,624
Emerald Oil*	27,938	188
EPL Oil & Gas*	11,700	452
Forum Energy Technologies*	21,527	667
ION Geophysical*	74,300	313
Kodiak Oil & Gas*	32,500	395
Laredo Petroleum*	50,933	1,317
Matador Resources*	20,853	511
Matrix Service*	20,000	675
Midcoast Energy Partners	22,292	460
Mitcham Industries*	6,300	88
Newpark Resources, Cl A*	4,600	53
Oasis Petroleum*	26,940	1,124
Oil States International*	3,329	328
Phillips 66 Partners (A) (B)	7,764	377
Pioneer Energy Services*	18,216	236
Renewable Energy Group*	51,100	612
Rosetta Resources*	10,064	469
Superior Energy Services	16,848	518
Synergy Resources*	28,400	305
Targa Resources	7,966	791
Triangle Petroleum*	70,100	578
VAALCO Energy*	104,160	891
Western Refining (A)	10,500	405

		17,166

Financials — 7.2%
Altisource Residential †	7,097	224
AmTrust Financial Services (A)	15,849	596
Argo Group International Holdings	10,700	491
Artisan Partners Asset Management, Cl A	5,779	371
Bank of the Ozarks (A)	14,758	1,005
Banner	6,532	269
BGC Partners, Cl A	8,500	56
BofI Holding*	9,528	817
City National	7,270	572
Cohen & Steers (A)	16,436	655
Credit Acceptance, Cl A*	4,700	666
CubeSmart †	21,900	376
Douglas Emmett †	5,325	145
EastGroup Properties †	16,946	1,066
Employers Holdings	11,300	229
Financial Engines (A)	23,177	1,177
First Cash Financial Services*	1,028	52
First Financial Holdings	5,542	347
FXCM, Cl A	41,084	607
Glimcher Realty Trust †	67,946	682
HCI Group (A)	5,800	211
HFF, Cl A*	13,600	457
Highwoods Properties †	18,260	701
IBERIABANK	11,465	804
Jones Lang LaSalle	10,603	1,257

Description	Shares	Market Value ($ Thousands)
LPL Financial Holdings	17,615	$925
Maiden Holdings	33,600	420
MarketAxess Holdings	12,554	743
MGIC Investment*	89,400	762
MSCI, Cl A*	18,661	803
National Health Investors †	4,600	278
Pebblebrook Hotel Trust †	8,469	286
PennantPark Investment	59,083	653
Portfolio Recovery Associates*	6,400	370
Potlatch †	9,623	372
PS Business Parks †	4,400	368
RE, Cl A	30,985	893
Signature Bank NY, Cl B*	12,779	1,605
Sovran Self Storage †	6,800	499
St. Joe* (A)	22,695	437
Stifel Financial* (A)	16,180	805
Sun Communities †	8,700	392
SVB Financial Group, Cl B*	7,523	969
Tower Group International (A)	36,400	98
Value Creation (C) (D) (F)	145,600	69
Virtus Investment Partners*	3,100	537
WisdomTree Investments*	46,085	605

		26,722

Health Care — 19.4%
Acadia Healthcare, Cl A* (A)	54,517	2,460
ACADIA Pharmaceuticals* (A)	30,228	735
Acceleron Pharma* (A)	10,252	354
AcelRx Pharmaceuticals* (A)	26,200	315
Achillion Pharmaceuticals* (A)	143,100	471
Acorda Therapeutics*	13,500	512
Addus HomeCare*	32,600	751
Aegerion Pharmaceuticals, Cl A*	13,167	607
Akorn* (A)	37,914	834
Align Technology*	25,260	1,308
Alnylam Pharmaceuticals*	2,200	148
AMAG Pharmaceuticals* (A)	18,900	366
AMN Healthcare Services*	23,100	317
Anacor Pharmaceuticals*	5,100	102
Analogic	3,700	304
Aratana Therapeutics*	16,145	300
Array BioPharma*	28,100	132
Arrowhead Research*	15,310	251
ArthroCare*	5,900	284
athenahealth* (A)	5,899	945
AVANIR Pharmaceuticals, Cl A*	16,400	60
BioScrip* (A)	15,000	105
Bruker BioSciences*	27,590	629
Cambrex*	23,200	438
Cantel Medical	9,900	334
Capital Senior Living*	17,507	455
Cardiovascular Systems*	20,332	646
Celldex Therapeutics, Cl A*	25,132	444
Centene*	10,538	656
Chimerix*	22,222	508
Computer Programs & Systems	7,800	504
Coronado Biosciences* (A)	22,700	45
Cubist Pharmaceuticals*	11,137	815
Cyberonics*	2,300	150
Depomed*	65,400	948
DexCom*	11,618	481
Dicerna Pharmaceuticals* (A)	10,129	286

42	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Shares	Market Value ($ Thousands)
Emergent Biosolutions*	36,300	$917
Emeritus*	24,870	782
Endologix*	58,119	748
Ensign Group	6,600	288
Exact Sciences* (A)	47,578	674
ExamWorks Group* (A)	27,017	946
Exelixis* (A)	25,861	92
Fluidigm*	32,410	1,428
Furiex Pharmaceuticals*	3,190	277
GenMark Diagnostics*	48,534	482
Gentiva Health Services*	27,900	255
GTx* (A)	56,400	86
GW Pharmaceuticals PLC*	4,635	275
Halozyme Therapeutics*	52,815	671
HealthSouth	12,285	441
Healthways* (A)	9,400	161
HeartWare International*	12,769	1,198
HMS Holdings* (A)	13,812	263
ICON*	18,444	877
ICU Medical*	10,800	647
Ignyta*	21,200	176
ImmunoGen* (A)	18,000	269
Imris*	88,657	139
Incyte*	6,256	335
Insmed*	16,095	306
Insulet* (A)	28,048	1,330
Insys Therapeutics*	5,575	231
Intercept Pharmaceuticals*	2,278	751
InterMune*	9,704	325
Intrexon* (A)	10,630	279
Ironwood Pharmaceuticals, Cl A* (A)	29,931	369
Isis Pharmaceuticals* (A)	34,531	1,492
Jazz Pharmaceuticals*	3,940	546
Karyopharm Therapeutics*	7,331	226
Keryx Biopharmaceuticals* (A)	52,115	888
KYTHERA Biopharmaceuticals* (A)	7,797	310
LDR Holding* (A)	40,032	1,374
Mallinckrodt*	8,910	565
Masimo*	32,784	895
MedAssets*	8,300	205
Medidata Solutions*	2,400	130
Medivation*	6,257	403
MediWound*	14,068	203
MEDNAX*	12,532	777
Momenta Pharmaceuticals*	32,247	376
MWI Veterinary Supply*	1,400	218
Nektar Therapeutics*	93,564	1,134
Neurocrine Biosciences*	39,800	641
NewLink Genetics* (A)	10,362	294
Novadaq Technologies*	100,304	2,235
NPS Pharmaceuticals*	44,636	1,336
NuVasive*	16,600	638
NxStage Medical*	8,600	110
Oramed Pharmaceuticals* (A)	8,657	101
Orexigen Therapeutics* (A)	32,670	212
Pacira Pharmaceuticals*	11,050	773
Parexel International*	22,800	1,233
PDL BioPharma (A)	32,200	268
Portola Pharmaceuticals*	15,675	406
Premier, Cl A*	18,706	616

Description	Shares	Market Value ($ Thousands)
Prestige Brands Holdings, Cl A*	39,987	$1,090
Providence Service*	32,200	911
Puma Biotechnology*	17,394	1,811
Questcor Pharmaceuticals (A)	2,600	169
Quidel* (A)	32,047	875
Repligen*	61,800	795
Sagent Pharmaceuticals*	16,445	384
Sciclone Pharmaceuticals*	39,900	181
Sequenom* (A)	5,100	12
Sirona Dental Systems, Cl A*	8,431	630
Spectranetics*	11,098	336
STERIS, Cl A	2,900	138
Sunesis Pharmaceuticals* (A)	14,737	97
Surgical Care Affiliates*	21,150	650
SurModics*	12,300	278
Synageva BioPharma, Cl A* (A)	8,710	723
Syneron Medical*	58,888	733
Tandem Diabetes Care*	37,598	831
Team Health Holdings*	22,721	1,017
TearLab* (A)	22,027	149
Techne, Cl A	7,904	675
Tekmira Pharmaceuticals*	7,380	159
TESARO*	28,188	831
Threshold Pharmaceuticals, Cl A* (A)	58,180	277
Triple-S Management, Cl B*	21,400	345
Ultragenyx Pharmaceutical*	11,487	562
Unilife* (A)	277,298	1,129
Veeva Systems, Cl A* (A)	22,578	603
Versartis*	8,900	267
Volcano*	15,339	302
WellCare Health Plans*	11,670	741
XenoPort*	24,300	126
Zeltiq Aesthetics*	13,379	262

		71,712

Industrials — 20.0%
AAON	10,000	279
Actuant, Cl A (A)	32,890	1,123
Acuity Brands (A)	11,661	1,546
Aegion, Cl A*	2,400	61
Aircastle	5,800	112
Albany International, Cl A	4,600	163
Allegiant Travel, Cl A*	1,600	179
Altra Industrial Motion	21,400	764
American Science & Engineering, Cl A	5,100	343
American Woodmark*	8,500	286
Apogee Enterprises	1,800	60
Astronics*	10,800	685
Astronics, Cl B*	1,360	86
Avis Budget Group*	5,035	245
Barrett Business Services	10,700	637
Beacon Roofing Supply* (A)	9,909	383
Carlisle	25,520	2,025
Chart Industries*	11,245	895
CIRCOR International	3,400	249
Corporate Executive Board	15,004	1,114
Deluxe	1,100	58
Diana Shipping*	18,545	222
DXP Enterprises*	7,834	744
Dycom Industries*	42,235	1,335

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	43

Description	Shares	Market Value ($ Thousands)
EnerNOC*	20,600	$459
Erickson Air- Crane* (A)	5,100	98
Exponent	7,800	586
Fortune Brands Home & Security	22,799	959
G&K Services	1,300	79
Generac Holdings*	19,933	1,176
Genesee & Wyoming, Cl A*	13,407	1,305
Graco	13,360	999
GrafTech International* (A)	87,561	956
H&E Equipment Services*	7,265	294
Heico, Cl A	38,186	1,658
Heico (A)	17,040	1,025
Heritage- Crystal Clean*	41,694	756
Hexcel, Cl A*	49,283	2,146
Hub Group, Cl A*	29,340	1,173
Huron Consulting Group*	2,700	171
Hyster-Yale Materials Handling	8,900	868
IDEX	15,260	1,112
Insperity, Cl A	20,300	629
Interface, Cl A	34,690	713
John Bean Technologies, Cl A	27,800	859
Kennametal	26,957	1,194
Keyw Holding, Cl A* (A)	27,493	514
Kforce	40,200	857
Kirby*	20,890	2,115
Landstar System	10,254	607
Lincoln Electric Holdings	14,650	1,055
Lindsay (A)	3,887	343
Marten Transport	26,443	569
Middleby*	11,022	2,912
Mistras Group*	11,700	266
Mobile Mini	9,799	425
MSA Safety	3,300	188
MSC Industrial Direct, Cl A	8,495	735
Mueller Industries	7,000	210
Mueller Water Products, Cl A	49,100	466
NCI Building Systems*	10,300	180
Nordson	12,181	859
Old Dominion Freight Line, Cl A*	37,454	2,125
Paylocity Holding*	6,001	144
Performant Financial*	31,300	283
PGT*	73,500	846
Pike Electric*	25,300	272
Polypore International* (A)	20,792	711
PowerSecure International*	32,000	750
Primoris Services	22,428	672
RBC Bearings*	10,037	639
Republic Airways Holdings*	9,900	91
Ritchie Bros. Auctioneers (A)	38,660	933
RPX, Cl Comdty (histrt)*	22,900	373
Rush Enterprises, Cl A*	32,026	1,040
Saia*	35,274	1,348
SP Plus*	41,747	1,097
Sparton*	9,133	267
Spirit Airlines*	26,030	1,546
Standex International	4,200	225
Steelcase, Cl A	42,918	713
Swift Transportation, Cl A* (A)	18,226	451
Taser International*	52,300	957
Tennant	7,331	481
Trex*	16,238	1,188
TrueBlue*	94,233	2,757

Description	Shares	Market Value ($ Thousands)
United Rentals* (A)	13,195	$1,253
US Ecology	7,129	264
USG* (A)	11,519	377
Valmont Industries	5,968	888
Wabtec	17,530	1,359
WageWorks*	20,518	1,151
Watsco	11,317	1,131
WESCO International* (A)	16,530	1,375
XPO Logistics* (A)	20,080	591
YRC Worldwide* (A)	32,200	725

		74,133

Information Technology — 24.8%
A10 Networks*	49,815	749
Advanced Energy Industries*	18,500	453
Advent Software*	27,508	808
Ambarella* (A)	2,300	61
Amber Road*	1,825	28
Anixter International*	3,600	365
ARRIS Group*	10,846	306
Aruba Networks*	31,121	584
Aspen Technology*	52,654	2,230
Atmel*	154,755	1,294
AVG Technologies*	33,200	696
Belden	10,917	760
Blackbaud, Cl A	47,397	1,484
Blackhawk Network Holdings, Cl A* (A)	2,000	49
Blucora*	24,300	478
Borderfree* (A)	6,096	114
Brightcove*	44,000	432
Broadridge Financial Solutions	40,645	1,509
BroadSoft* (A)	15,325	410
Cabot Microelectronics*	5,800	255
Cadence Design Systems* (A)	93,132	1,447
CalAmp*	2,800	78
Calix*	83,100	701
Cavium* (A)	48,522	2,122
ChannelAdvisor*	24,725	933
Ciena* (A)	22,002	500
Cirrus Logic*	5,300	105
CommVault Systems*	15,272	992
comScore*	24,500	803
Comverse*	2,800	97
Constant Contact*	16,300	399
Conversant*	28,700	808
Cornerstone OnDemand*	39,681	1,900
CoStar Group*	19,962	3,728
Criteo ADR*	10,634	431
CSG Systems International	28,600	745
CTS	28,999	606
Dealertrack Technologies*	46,381	2,281
Demandware*	24,570	1,574
DTS*	6,824	135
Electronics for Imaging*	1,600	69
Ellie Mae*	5,000	144
Envestnet*	63,764	2,562
Euronet Worldwide*	24,503	1,019
EVERTEC	3,200	79
ExlService Holdings*	5,400	167
FARO Technologies*	8,400	445
FEI	5,812	599

44	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Shares	Market Value ($ Thousands)
FireEye*	3,773	$232
FleetMatics Group* (A)	12,336	413
Forrester Research	1,200	43
Fortinet*	29,269	645
Fusion-io*	14,300	150
Gigamon*	31,242	949
Guidewire Software, Cl Z* (A)	54,250	2,661
Hittite Microwave, Cl A	9,669	610
iGate*	6,300	199
Immersion*	41,100	434
Imperva*	11,834	659
Infinera*	45,198	410
Infoblox*	22,948	460
Inphi*	62,811	1,011
Interactive Intelligence Group*	17,932	1,300
InvenSense, Cl A* (A)	14,505	343
IPG Photonics* (A)	4,914	349
Ixia*	17,000	212
j2 Global (A)	9,704	486
Lattice Semiconductor*	84,600	663
Manhattan Associates*	39,200	1,373
Marketo*	17,114	559
MAXIMUS	21,190	951
Maxwell Technologies*	42,600	550
Measurement Specialties*	21,621	1,467
Methode Electronics	14,500	445
Model N* (A)	12,700	128
Monotype Imaging Holdings	22,100	666
Move*	20,600	238
National Instruments	16,746	480
Netscout Systems*	14,400	541
NICE Systems	20,367	909
Nimble Storage*	8,291	314
OmniVision Technologies*	5,300	94
OpenTable* (A)	9,224	710
OSI Systems*	3,300	198
Palo Alto Networks*	9,516	653
Pandora Media*	25,420	771
Parkervision* (A)	26,700	128
Pegasystems	3,900	138
Power Integrations	14,626	962
PROS Holdings*	10,000	315
PTC*	32,640	1,156
Qlik Technologies*	13,748	366
Rally Software Development*	25,110	336
RealPage* (A)	65,210	1,184
RF Micro Devices, Cl A*	66,996	528
Rogers*	3,200	200
Rosetta Stone*	13,400	150
Ruckus Wireless*	65,802	800
Sapient*	17,200	293
Shutterstock* (A)	10,771	782
Silicon Image*	104,700	722
Silicon Laboratories*	17,470	913
Solera Holdings	14,623	926
Sonus Networks*	91,716	309
Spansion, Cl A*	45,060	785
Splunk*	3,703	265
SPS Commerce*	7,395	454
SS&C Technologies Holdings*	76,827	3,075
Stamps.com*	20,000	671
Stratasys* (A)	2,800	297

Description	Shares	Market Value ($ Thousands)
SunPower, Cl A* (A)	8,400	$271
Synaptics* (A)	12,290	738
Syntel*	3,800	342
Tableau Software, Cl A*	20,125	1,531
Take-Two Interactive Software, Cl A*	3,000	66
Teradyne (A)	50,700	1,008
Tivo*	7,900	105
Travelzoo*	700	16
Trulia* (A)	26,203	870
Tyler Technologies*	9,930	831
Ubiquiti Networks* (A)	5,800	264
Ultimate Software Group*	7,872	1,079
Unisys* (A)	18,200	554
Virtusa*	7,100	238
Vistaprint* (A)	21,160	1,042
Vocus*	16,500	220
WebMD Health, Cl A* (A)	7,294	302
WEX*	11,686	1,111
Xoom*	8,300	162
Yelp, Cl A*	22,131	1,703
Zebra Technologies, Cl A*	2,330	162
Zillow, Cl A* (A)	16,863	1,486

		91,666

Materials — 2.1%
Advanced Emissions Solutions, Cl Comdty (histrt)*	20,400	501
AEP Industries*	5,500	204
Berry Plastics Group*	5,000	116
Chemtura*	11,800	298
Ferro*	65,500	895
FutureFuel	22,700	461
Graphic Packaging Holding*	6,400	65
H.B. Fuller	7,564	365
Innospec	11,100	502
Koppers Holdings	9,300	383
Louisiana- Pacific*	15,486	261
Materion	2,300	78
PolyOne	40,646	1,490
Quaker Chemical	2,700	213
Sensient Technologies	15,632	882
Tredegar	8,200	189
US Silica Holdings (A)	8,263	316
Worthington Industries	16,600	635

		7,854

Telecommunication Services — 0.5%
Boingo Wireless*	50,534	342
magicJack VocalTec* (A)	12,200	259
Premiere Global Services*	22,200	268
RingCentral, Cl A*	67,263	1,217

		2,086

Utilities — 0.1%
American States Water	5,800	187

Total Common Stock (Cost $289,214) ($ Thousands)		357,967

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	45

Description	Shares /Face Amount ($ Thousands)	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 0.2%
iShares Russell 2000 Growth Index Fund (A)	4,437	$604

Total Exchange Traded Fund (Cost $618) ($ Thousands)		604

	Number of Warrants

WARRANTS — 0.0%
Magnum Hunter Resources Expires 08/29/14*	11,920	—

Total Warrants (Cost $—) ($Thousands)		—

PREFERRED STOCK — 0.0%

Utiilities — 0.0%
Genie Energy Ltd*	9,400	74

Total Preferred Stock (Cost $106) ($ Thousands)		74

AFFILIATED PARTNERSHIP — 16.1%
SEI Liquidity Fund, L.P. 0.070%**†† (C)	59,564,277	59,564

Total Affiliated Partnership (Cost $59,564) ($ Thousands)		59,564

CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	11,065,558	11,066

Total Cash Equivalent (Cost $11,066) ($ Thousands)		11,066

U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills (B) (E)
0.055%, 07/24/14	$311	311

Total U.S. Treasury Obligations (Cost $311) ($ Thousands)		311

Total Investments — 116.1% (Cost $360,879) ($ Thousands)		$429,586

A list of the open futures contracts held by the Fund at March 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	46	Jun-2014	$(28)

For the period ended March 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $370,149 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2014.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at March 31, 2014. The total market value of securities on loan at March 31, 2013 was $59,035 ($ Thousands)

(B)	The rate reported is the effective yield at time of purchase.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2014 was $59,564 ($ Thousands).

(D)	Security considered illiquid and restricted. The total market value of such securities as of March 31, 2014, was $69 ($ Thousands) and represented 0.02% of Net Assets.

(E)	Security or portion thereof, has been pledged as collateral on open futures contracts.

(F)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2014, was $69 ($ Thousands) and represented 0.02% of Net Assets.

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

The following is a list of the level of inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$357,898	$—	$69	$357,967
Exchange Traded Fund	604	—	—	604
Warrant	—	—	—	—
Preferred Stock	—	74	—	74
Affiliated Partnership	—	59,564	—	59,564
Cash Equivalent	11,066	—	—	11,066
U.S. Treasury Obligation	—	311	—	311

Total Investments in Securities	$369,568	$59,949	$69	$429,586

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(28)	$—	$—	$(28)

Total Other Financial Instruments	$(28)	$—	$—	$(28)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

For the period ended March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2014, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

46	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.6%

Consumer Discretionary — 12.7%
2U*	4,200	$57
Aaron’s	2,100	64
Abercrombie & Fitch, Cl A	13,136	506
Advance Auto Parts	5,098	645
AMC Networks, Cl A*	1,168	85
American Axle & Manufacturing Holdings*	3,600	67
American Eagle Outfitters	77,778	952
America’s Car-Mart*	1,300	48
ANN*	8,903	369
Apollo Education Group, Cl A*	2,266	78
Arctic Cat	6,993	334
Asbury Automotive Group*	2,041	113
Ascena Retail Group*	3,400	59
Ascent Capital Group, Cl A*	1,500	113
Autoliv	7,000	702
Autonation*	1,905	101
Bally Technologies*	3,100	205
Barnes & Noble*	1,500	31
Beazer Homes USA, Cl A*	532	11
Bed Bath & Beyond*	7,633	525
Big 5 Sporting Goods	25,900	416
Big Lots*	14,500	549
Biglari Holdings*	90	44
BJ’s Restaurants*	1,500	49
Bloomin’ Brands*	41,106	991
Bob Evans Farms	1,700	85
BorgWarner	13,319	819
Boyd Gaming*	3,600	48
Bright Horizons Family Solutions*	17,539	686
Brinker International	9,400	493
Brown Shoe	2,700	72
Brunswick	2,100	95
Buffalo Wild Wings*	4,289	639
Burger King Worldwide	506	13
Cabela’s*	19,443	1,274
Cablevision Systems, Cl A	5,644	95
Caesars Acquisition, Cl A*	782	11
Caesars Entertainment* (A)	782	15
Callaway Golf	35,544	363
Capella Education	14,650	925
Career Education*	2,696	20
Carrols Restaurant Group*	1,575	11
Carter’s	2,200	171
Cato, Cl A	9,700	262
Central European Media Enterprises, Cl A* (A)	3,333	10
Cheesecake Factory	1,400	67
Chico’s FAS	5,500	88
Childrens Place Retail Stores	12,154	605
Chipotle Mexican Grill, Cl A*	1,076	611
Christopher & Banks*	1,651	11
Chuy’s Holdings*	250	11
Cinemark Holdings	1,913	55
Citi Trends*	653	11
Columbia Sportswear	500	41
Container Store Group* (A)	13,374	454
Cooper Tire & Rubber	18,400	447

Description	Shares	Market Value ($ Thousands)
Core-Mark Holding, Cl A	7,831	$569
Cracker Barrel Old Country Store	600	58
CSS Industries	649	18
CST Brands	1,014	32
Cumulus Media, Cl A*	2,995	21
Dana Holding	56,965	1,325
Deckers Outdoor* (A)	529	42
DeVry	1,031	44
Dick’s Sporting Goods	17,287	944
Dillard’s, Cl A	2,522	233
DineEquity	800	62
Dollar General*	6,373	353
Domino’s Pizza	2,231	172
DR Horton	6,100	132
DreamWorks Animation SKG, Cl A*	18,129	481
DSW, Cl A	1,376	49
Dunkin’ Brands Group	2,386	120
Entercom Communications*	1,583	16
Entravision Communications, Cl A	1,746	12
Ethan Allen Interiors	22,473	572
Express*	21,924	348
Fiesta Restaurant Group*	293	13
Finish Line, Cl A	862	23
Five Below*	16,538	703
Foot Locker, Cl A	3,237	152
Fossil Group*	1,503	175
Francesca’s Holdings*	1,128	20
FTD*	5,940	189
GameStop, Cl A	26,272	1,080
Gannett	19,395	535
Genesco*	10,583	789
Gentex	2,600	82
Gentherm*	3,300	115
GNC Holdings, Cl A	1,873	82
Goodyear Tire & Rubber	24,900	651
Graham Holdings, Cl B	42	30
Grand Canyon Education*	833	39
Gray Television*	845	9
Group 1 Automotive	1,724	113
Groupon, Cl A*	10,468	82
Hanesbrands	1,788	137
Harley- Davidson, Cl A	24,246	1,615
Harman International Industries, Cl A	1,600	170
Harte-Hanks	35,212	311
Hasbro	8,180	455
Helen of Troy*	2,400	166
Hibbett Sports*	11,733	620
Hillenbrand	2,500	81
Hilton Worldwide Holdings*	25,856	575
HomeAway*	23,615	889
Hovnanian Enterprises, Cl A* (A)	1,701	8
HSN, Cl A	12,390	740
Iconix Brand Group*	1,300	51
Ignite Restaurant Group*	834	12
Imax*	29,088	795
International Game Technology	35,300	496
International Speedway, Cl A	900	31
Interpublic Group	33,148	568
Interval Leisure Group	374	10

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	47

Description	Shares	Market Value ($ Thousands)
iRobot*	1,700	$70
Isle of Capri Casinos*	3,300	25
ITT Educational Services* (A)	700	20
J.C. Penney* (A)	5,888	51
Jack in the Box*	560	33
JAKKS Pacific (A)	–	—
Jamba*	853	10
Jarden*	3,150	188
John Wiley & Sons, Cl A	900	52
Jones Group	692	10
JOS A Bank Clothiers*	1,000	64
Journal Communications, Cl A*	24,200	214
K12*	1,000	23
Kate Spade*	2,230	83
KB Home (A)	6,755	115
Krispy Kreme Doughnuts*	42,071	746
Lamar Advertising, Cl A*	1,300	66
La-Z-Boy, Cl Z	903	25
Lear	15,285	1,280
Leggett & Platt	2,000	65
Lennar, Cl A	3,465	137
Libbey*	11,000	286
Liberty Ventures, Ser A*	788	103
Life Time Fitness*	18,530	891
LifeLock*	846	14
Lions Gate Entertainment (A)	5,485	147
Lithia Motors, Cl A	1,589	106
Live Nation*	5,200	113
LKQ*	30,107	793
Loral Space & Communications*	800	57
Luby’s*	2,388	15
Lululemon Athletica*	10,847	570
Lumber Liquidators Holdings*	12,934	1,213
M/I Homes*	595	13
Madison Square Garden, Cl A*	1,900	108
Marcus	723	12
Matthews International, Cl A	11,583	473
McClatchy, Cl A* (A)	2,110	14
MDC Holdings	2,000	57
Men’s Wearhouse	1,237	61
Meredith	16,595	771
Meritage Homes*	1,800	75
Michael Kors Holdings*	12,221	1,140
Modine Manufacturing*	2,100	31
Mohawk Industries*	7,222	982
Monro Muffler	1,600	91
Morgans Hotel Group*	3,749	30
Morningstar, Cl A	300	24
Multimedia Games Holding*	512	15
NACCO Industries, Cl A	400	22
Nathan’s Famous*	200	10
National CineMedia	35,494	532
NetFlix*	2,166	762
New York Times, Cl A	11,962	205
Newell Rubbermaid, Cl B	17,223	515
Nexstar Broadcasting Group, Cl A	532	20
Norwegian Cruise Line Holdings*	14,523	469
NVR*	100	115
Office Depot*	27,939	115
O’Reilly Automotive*	3,395	504
Orient-Express Hotels, Cl A*	5,400	78

Description	Shares	Market Value ($ Thousands)
Outerwall* (A)	1,200	$87
Oxford Industries, Cl A	4,137	324
Pacific Sunwear of California*	3,984	12
Panera Bread, Cl A*	8,786	1,550
Penn National Gaming*	1,300	16
Penske Auto Group, Cl A	1,800	77
Pep Boys- Manny Moe & Jack*	43,910	559
PetSmart	7,585	523
Pier 1 Imports	77,651	1,466
Pinnacle Entertainment*	943	22
Polaris Industries	1,672	234
Pool	2,100	129
PulteGroup	7,423	142
PVH	893	111
Quiksilver*	1,394	10
RadioShack* (A)	3,952	8
Ralph Lauren, Cl A	4,797	772
Red Robin Gourmet Burgers*	5,082	364
Regal Entertainment Group, Cl A (A)	1,592	30
Regis	7,397	101
Rent-A- Center	11,065	294
Rentrak*	155	9
Ross Stores	7,442	533
Ruby Tuesday*	3,000	17
Ruth’s Chris Steak House	1,450	18
Ryland Group	2,100	84
Sally Beauty Holdings*	23,141	634
Samsonite International	206,750	640
Scholastic, Cl B	4,931	170
Scientific Games, Cl A*	15,643	215
Sears Holdings*	787	38
Select Comfort*	16,644	301
Service International	6,700	133
Shutterfly*	8,175	349
Signet Jewelers	9,354	990
Sinclair Broadcast Group, Cl A	1,451	39
Six Flags Entertainment	906	36
Skechers U.S.A., Cl A*	26,865	982
Skullcandy*	3,473	32
Sonic*	1,045	24
Sonic Automotive, Cl A	477	11
Sotheby’s	1,400	61
Stage Stores	17,500	428
Standard- Pacific*	107,427	893
Starz - Liberty Capital*	16,076	519
Steven Madden*	10,804	389
Stoneridge*	1,763	20
Strayer Education* (A)	211	10
Taylor Morrison Home, Cl A*	30,940	727
Tempur Sealy International*	1,600	81
Tenneco*	15,312	889
Tesla Motors*	3,657	762
Texas Roadhouse, Cl A	401	10
Thor Industries	700	43
Tile Shop Holdings* (A)	673	10
Titan International	1,330	25
Toll Brothers*	17,634	633
TRW Automotive Holdings*	2,355	192
Tuesday Morning*	20,018	283
Tupperware Brands	1,200	101

48	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Shares	Market Value ($ Thousands)
Ulta Salon Cosmetics & Fragrance*	1,800	$175
Under Armour, Cl A*	1,820	209
Urban Outfitters*	13,419	489
Vail Resorts	11,270	786
Vera Bradley* (A)	5,926	160
Visteon*	5,986	529
Vitamin Shoppe*	311	15
Weight Watchers International (A)	456	9
Wendy’s	4,493	41
Whirlpool	5,200	777
Williams- Sonoma	10,742	716
Winnebago Industries*	1,852	51
Wolverine World Wide	1,400	40
World Wrestling Entertainment, Cl A	900	26
Wynn Resorts	2,125	472
Zale*	475	10
zulily, Cl A* (A)	11,294	567

		71,900

Consumer Staples — 3.2%
B&G Foods, Cl A	2,800	84
Boston Beer, Cl A*	489	120
Cal-Maine Foods	1,100	69
Casey’s General Stores	5,056	342
Central Garden and Pet, Cl A*	7,100	59
Chefs’ Warehouse Holdings*	21,757	466
Coca-Cola Enterprises	9,282	443
Constellation Brands, Cl A*	353	30
Darling International*	95,706	1,916
Dean Foods	2,650	41
Diamond Foods* (A)	1,500	52
Energizer Holdings	10,900	1,098
Flowers Foods	4,500	97
Fresh Del Monte Produce	10,000	276
Hain Celestial Group*	1,700	156
Herbalife (A)	2,648	152
Hillshire Brands	1,537	57
Ingredion	5,334	363
J&J Snack Foods	10,115	971
JM Smucker	9,217	896
Keurig Green Mountain	739	78
Kroger	14,348	626
Lancaster Colony	1,200	119
Medifast*	931	27
Molson Coors Brewing, Cl B	11,355	668
Nu Skin Enterprises, Cl A	1,325	110
Omega Protein*	23,400	282
Pantry*	17,672	271
Post Holdings*	500	28
PriceSmart	108	11
Rite Aid*	17,445	109
Roundy’s (A)	1,360	9
Safeway	11,400	421
Sanderson Farms	1,000	79
Snyder’s- Lance	8,953	252
Spartan Stores	32,552	755
Spectrum Brands Holdings	11,707	933
Sprouts Farmers Market*	33,544	1,209
SUPERVALU*	73,038	500
Susser Holdings*	4,411	276

Description	Shares	Market Value ($ Thousands)
SYSCO, Cl A	12,842	$464
TreeHouse Foods*	6,254	450
United Natural Foods*	746	53
Universal	5,400	302
USANA Health Sciences*	4,700	354
Vector Group (A)	3,523	76
WD-40	400	31
Weis Markets	3,800	187
WhiteWave Foods, Cl A*	51,646	1,474

		17,842

Energy — 5.3%
Abraxas Petroleum*	5,943	24
Alon USA Energy	841	13
Amyris* (A)	3,746	14
Antero Resources*	7,292	457
Approach Resources, Cl A* (A)	485	10
Arch Coal (A)	4,746	23
Athlon Energy*	21,039	746
Atwood Oceanics, Cl A*	1,100	56
Basic Energy Services*	441	12
Bill Barrett*	600	15
Bonanza Creek Energy*	10,318	458
Bristow Group	700	53
C&J Energy Services*	28,700	837
Cabot Oil & Gas	17,674	599
Cal Dive International* (A)	5,814	10
Callon Petroleum*	2,924	24
CARBO Ceramics	436	60
Carrizo Oil & Gas*	6,651	356
Cheniere Energy*	5,825	322
Cloud Peak Energy*	596	13
Comstock Resources	1,190	27
Concho Resources*	5,343	655
Contango Oil & Gas*	500	24
Dawson Geophysical	793	22
Delek US Holdings	12,972	377
Denbury Resources	17,800	292
Diamondback Energy, Cl A*	14,621	984
Dresser- Rand Group*	1,809	106
Dril-Quip*	6,278	704
Emerald Oil*	26,621	179
Endeavour International*	5,314	17
Energen	2,800	226
Energy XXI Bermuda	15,910	375
EnLink Midstream	1,172	40
EPL Oil & Gas*	17,073	659
EQT	6,860	665
Era Group*	500	15
EXCO Resources (A)	3,362	19
Exterran Holdings	20,405	895
Forum Energy Technologies*	2,367	73
Frank’s International	16,660	413
Frontline* (A)	4,672	18
FX Energy* (A)	2,924	10
Gastar Exploration*	3,746	21
Geospace Technologies*	262	17
Golar LNG (A)	3,200	133
Goodrich Petroleum* (A)	11,175	177
Gulf Island Fabrication	489	11
Gulfmark Offshore, Cl A	10,278	462
Gulfport Energy*	9,321	663

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	49

Description	Shares	Market Value ($ Thousands)
Halcon Resources, Cl A* (A)	5,558	$24
Hallador Energy	1,311	11
Helix Energy Solutions Group*	39,030	897
Helmerich & Payne	16,549	1,780
Hercules Offshore*	6,073	28
HollyFrontier	2,212	105
ION Geophysical*	2,482	11
Key Energy Services*	30,990	286
Knightsbridge Tankers	1,151	16
Kodiak Oil & Gas*	9,063	110
Kosmos Energy*	3,836	42
L&L Energy* (A)	6,173	10
Laredo Petroleum*	34,727	898
LinnCo	2,688	73
Magnum Hunter Resources*	4,668	40
Matador Resources*	19,484	477
McDermott International*	59,636	466
Nabors Industries	19,933	491
Natural Gas Services Group*	1,469	44
Newfield Exploration*	19,944	625
Newpark Resources, Cl A*	30,660	351
Nordic American Tankers, Cl US (A)	1,392	14
Northern Oil And Gas*	19,235	281
Nuverra Environmental Solutions* (A)	645	13
Oasis Petroleum*	19,286	805
Oceaneering International, Cl A	2,699	194
Oil States International*	4,110	405
Panhandle Oil and Gas, Cl A	600	26
Parker Drilling*	47,556	337
Patterson- UTI Energy	19,700	624
PDC Energy, Cl A*	4,158	259
Peabody Energy	6,595	108
Penn Virginia*	1,095	19
Pioneer Energy Services*	1,540	20
Pioneer Natural Resources	3,076	576
QEP Resources	4,252	125
Quicksilver Resources*	4,219	11
Range Resources	2,470	205
Resolute Energy*	1,282	9
Rex Energy*	563	11
RigNet, Cl A*	519	28
Ring Energy*	19,949	304
Rosetta Resources*	11,820	551
Rowan, Cl A	1,750	59
RPC	560	12
Sanchez Energy*	442	13
SandRidge Energy, Cl A* (A)	11,111	68
Scorpio Tankers	2,401	24
SEACOR Holdings, Cl A*	500	43
SemGroup, Cl A	407	27
SM Energy	1,490	106
Spectra Energy	20,332	751
Stone Energy, Cl A*	13,184	553
Superior Energy Services	33,168	1,020
Swift Energy, Cl A* (A)	825	9
Targa Resources	467	46
Tesoro	14,233	720
TETRA Technologies*	61,887	792
TGC Industries*	1,464	9
Tidewater, Cl A	275	13

Description	Shares	Market Value ($ Thousands)
Triangle Petroleum*	1,490	$12
Ultra Petroleum* (A)	5,018	135
Unit*	863	56
VAALCO Energy*	3,345	29
W&T Offshore	1,343	23
Warren Resources*	87,500	420
Western Refining	27,138	1,048
Willbros Group*	1,500	19
World Fuel Services	1,200	53
WPX Energy*	5,234	94

		30,245

Financials — 19.7%
1st Source	10,700	343
1st United Bancorp	1,336	10
Acadia Realty Trust†	33,445	882
Affiliated Managers Group*	6,483	1,297
Agree Realty†	671	20
Alexander & Baldwin	571	24
Alexander’s†	100	36
Alexandria Real Estate Equities†	11,013	799
Alleghany*	298	121
Allied World Assurance Holdings	6,200	640
Allstate	8,087	458
Altisource Residential†	886	28
Ambac Financial Group, Cl B*	1,198	20
Ambac Financial Group*	805	25
American Assets Trust†	28,220	952
American Campus Communities†	39,870	1,489
American Capital*	8,900	141
American Equity Investment Life Holding	4,000	94
American Financial Group	13,800	796
American National Insurance	4,000	452
American Realty Capital Properties†	1,499	21
American Residential Properties* †	1,150	21
Ameriprise Financial	5,318	585
Ameris Bancorp*	612	14
Amerisafe	1,639	72
Ames National, Cl B (A)	463	10
Anworth Mortgage Asset†	45,189	224
Aon	8,288	698
Apartment Investment & Management, Cl A†	3,753	113
Apollo Commercial Real Estate Finance†	2,950	49
Apollo Investment	5,567	46
Arch Capital Group*	3,336	192
Ares Capital	16,991	299
Ares Commercial Real Estate†	773	10
Argo Group International Holdings	4,487	206
Armada Hoffler Properties†	1,038	10
ARMOUR Residential REIT†	5,350	22
Arrow Financial	1,216	32
Arthur J. Gallagher	2,554	121
Artisan Partners Asset Management, Cl A	201	13
Ashford Hospitality Trust†	1,207	14
Aspen Insurance Holdings	8,500	337

50	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Shares	Market Value ($ Thousands)
Associated Banc-Corp	3,600	$65
Associated Estates Realty†	3,300	56
Assurant	10,159	660
Assured Guaranty	6,000	152
Astoria Financial	752	10
AV Homes*	560	10
Axis Capital Holdings	11,835	543
Banc of California	742	9
Banco Latinoamericano de Exportaciones, Cl E	21,159	559
Bancorp*	689	13
Bancorpsouth, Cl A	35,450	885
Bank Mutual	1,761	11
Bank of Hawaii	900	55
Bank of Marin Bancorp	278	13
Bank of the Ozarks	13,920	947
BankFinancial	1,059	11
BankUnited	19,359	673
Banner	523	22
BBCN Bancorp	29,949	513
Berkshire Hills Bancorp	12,000	311
BGC Partners, Cl A	3,162	21
BioMed Realty Trust†	4,615	95
BlackRock Kelso Capital	2,400	22
Blackstone Mortgage Trust, Cl A†	7,279	209
BofI Holding*	141	12
Boston Private Financial Holdings	96,724	1,309
Brandywine Realty Trust†	46,377	671
BRE Properties, Cl A†	1,181	74
Bridge Capital Holdings*	649	15
Brown & Brown	2,185	67
Calamos Asset Management, Cl A	28,862	373
Camden Property Trust†	1,473	99
Campus Crest Communities†	1,077	9
CapitalSource	2,762	40
Capitol Federal Financial	1,659	21
Capstead Mortgage†	1,900	24
Cardinal Financial	11,159	199
Cascade Bancorp* (A)	2,071	12
Cash America International	520	20
Cathay General Bancorp	2,100	53
CBL & Associates Properties†	41,861	743
CBOE Holdings	1,510	86
CBRE Group, Cl A*	31,362	860
Cedar Realty Trust†	1,931	12
Center Bancorp, Cl A (A)	1,704	32
Chambers Street Properties†	5,859	46
Charter Financial	994	11
Chatham Lodging Trust†	669	14
Chemical Financial	10,100	328
Chesapeake Lodging Trust†	3,000	77
Chimera Investment†	123,126	377
Citizens, Cl A*	1,512	11
City National	7,010	552
CNA Financial	12,400	530
CNB Financial	1,153	20
CNO Financial Group	120,238	2,176
CoBiz Financial	71,250	821
Colony Financial†	1,591	35
Commerce Bancshares	1,767	82

Description	Shares	Market Value ($ Thousands)
CommonWealth†	20,800	$547
Community Trust Bancorp	10,100	419
Consolidated- Tomoka Land	276	11
Corporate Office Properties Trust†	1,260	34
Corrections Corp of America†	2,250	70
Cousins Properties, Cl A†	14,402	165
Cowen Group, Cl A*	3,345	15
Credit Acceptance, Cl A*	230	33
CubeSmart†	3,500	60
CVB Financial	14,812	236
CYS Investments†	36,241	299
DCT Industrial Trust†	9,100	72
DDR†	5,733	95
DFC Global*	2,400	21
DiamondRock Hospitality†	4,812	57
Dime Community Bancshares	15,500	263
Douglas Emmett†	1,822	49
Duke Realty†	7,266	123
DuPont Fabros Technology†	19,658	473
Dynex Capital†	2,399	22
E*Trade Financial*	12,220	281
Eagle Bancorp*	37,998	1,372
East West Bancorp	45,410	1,657
EastGroup Properties†	14,920	939
Education Realty Trust, Cl A†	113,363	1,119
eHealth*	444	23
Empire State Realty Trust, Cl A†	999	15
Employers Holdings	20,236	409
Encore Capital Group*	505	23
Endurance Specialty Holdings	19,755	1,063
Enstar Group*	400	55
EPR Properties, Cl A†	11,390	608
Equity Lifestyle Properties†	1,800	73
Equity One, Cl A†	17,174	384
Erie Indemnity, Cl A	2,000	140
Essex Property Trust†	690	117
Evercore Partners, Cl A	700	39
Everest Re Group	7,460	1,142
Excel Trust†	2,400	30
Extra Space Storage†	2,600	126
Ezcorp, Cl A*	1,835	20
FBL Financial Group, Cl A	2,500	108
Federal Agricultural Mortgage, Cl C	381	13
Federal Realty Investment Trust†	1,637	188
Federated Investors, Cl B (A)	12,503	382
FelCor Lodging Trust†	6,100	55
Fidelity National Financial, Cl A	6,136	193
Fifth Street Finance	2,621	25
Fifth Third Bancorp	36,343	834
Financial Engines	12,345	627
First American Financial	3,200	85
First BanCorp Puerto Rico*	2,174	12
First Busey	2,233	13
First Cash Financial Services*	1,400	71
First Commonwealth Financial	45,962	416
First Financial Bancorp	3,100	56
First Financial Bankshares, Cl A (A)	900	56
First Financial Northwest	979	10
First Horizon National	41,934	517

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	51

Description	Shares	Market Value ($ Thousands)
First Industrial Realty Trust†	4,500	$87
First Midwest Bancorp	37,558	641
First NBC Bank Holding*	10,362	361
First Niagara Financial Group	59,500	562
First Potomac Realty Trust†	3,400	44
First Republic Bank	2,614	141
First Security Group*	4,976	10
FirstMerit, Cl A	3,695	77
Flagstar Bancorp*	556	12
Flushing Financial	1,600	34
FNB (Pennsylvania)	11,200	150
Forest City Enterprises, Cl A*	34,020	650
Forestar Group*	24,010	427
Fox Chase Bancorp, Cl A	613	10
Franklin Street Properties†	5,100	64
Fulton Financial	4,400	55
FXCM, Cl A	35,404	523
GAMCO Investors, Cl A	400	31
Gaming and Leisure Properties†	2,085	76
Genworth Financial, Cl A*	11,197	199
Geo Group†	2,419	78
Getty Realty†	3,100	59
GFI Group	4,000	14
Glacier Bancorp, Cl A	38,347	1,115
Gladstone Capital	1,198	12
Gladstone Commercial†	1,760	31
Gladstone Investment	1,292	11
Glimcher Realty Trust†	61,020	612
Government Properties Income Trust, Cl A†	2,000	50
Gramercy Property Trust†	6,858	35
Greenhill	879	46
Greenlight Capital Re*	1,000	33
GSV Capital* (A)	1,797	18
Hampton Roads Bankshares*	6,129	10
Hancock Holding, Cl A	33,025	1,210
Hanmi Financial, Cl Comdty (histrt)	18,586	433
Hanover Insurance Group, Cl A	28,027	1,722
Hartford Financial Services Group	18,429	650
Hatteras Financial†	2,449	46
HCC Insurance Holdings	1,700	77
Healthcare Realty Trust†	3,400	82
Hercules Technology Growth Capital, Cl A (A)	7,084	100
Heritage Commerce	1,359	11
Hersha Hospitality Trust, Cl A†	6,370	37
HFF, Cl A	13,795	464
Highwoods Properties†	14,896	572
Hilltop Holdings*	1,168	28
Home BancShares	27,860	959
Home Federal Bancorp	659	10
Home Loan Servicing Solutions	1,783	38
Home Properties†	588	35
Horace Mann Educators, Cl A	23,303	676
Horizon Technology Finance	711	9
Hospitality Properties Trust†	39,300	1,129
Host Hotels & Resorts†	29,019	587
Howard Hughes*	643	92
Hudson City Bancorp, Cl A	15,642	154
Hudson Pacific Properties†	1,170	27

Description	Shares	Market Value ($ Thousands)
Hudson Valley Holding	589	$11
Huntington Bancshares	148,998	1,486
IBERIABANK	26,188	1,837
Independent Bank	800	31
Infinity Property & Casualty	6,997	473
Inland Real Estate†	51,900	548
International Bancshares	454	11
Invesco Mortgage Capital†	2,375	39
Investment Technology Group*	715	14
Investors Bancorp, Cl A	11,562	320
Investors Real Estate Trust†	1,800	16
iStar Financial* †	1,894	28
Janus Capital Group	37,174	404
Jones Lang LaSalle	793	94
KCAP Financial	1,244	11
KCG Holdings, Cl A*	880	10
Kemper, Cl A	2,400	94
Kennedy- Wilson Holdings	21,656	488
Kilroy Realty†	1,275	75
Kite Realty Group Trust†	2,276	14
LaSalle Hotel Properties†	23,535	737
Legg Mason	2,550	125
Leucadia National	1,893	53
Lexington Realty Trust†	75,314	822
Liberty Property Trust†	2,295	85
LPL Financial Holdings	13,435	706
LTC Properties†	2,500	94
Mack-Cali Realty†	2,635	55
Main Street Capital (A)	423	14
MainSource Financial Group	1,220	21
Manning & Napier, Cl A	843	14
Markel*	163	97
MarketAxess Holdings	3,601	213
MB Financial	9,458	293
MBIA*	5,600	78
MCG Capital	2,267	9
Meadowbrook Insurance Group	27,900	163
Medical Properties Trust†	5,500	70
Medley Capital (A)	1,408	19
Merchants Bancshares	298	10
Mercury General	500	23
MFA Financial†	129,147	1,001
MGIC Investment*	7,929	68
Mid-America Apartment Communities†	8,593	587
Monmouth Real Estate Investment, Cl A†	2,183	21
Montpelier Re Holdings	18,100	539
Moody’s	12,013	953
MSCI, Cl A*	2,800	120
NASDAQ OMX Group, Cl A	1,923	71
National Bank Holdings, Cl A	516	10
National Bankshares, Cl A (A)	270	10
National Health Investors†	800	48
National Penn Bancshares	63,162	660
National Retail Properties†	1,887	65
National Western Life Insurance, Cl A	200	49
Navigators Group*	800	49
NBT Bancorp	800	20
Nelnet, Cl A	932	38
New Residential Investment†	6,854	44

52	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Shares	Market Value ($ Thousands)
New York Mortgage Trust† (A)	3,009	$23
NGP Capital Resources	1,322	9
Northfield Bancorp	1,122	14
NorthStar Realty Finance†	7,203	116
Northwest Bancshares	4,100	60
Ocwen Financial*	4,200	165
OFG Bancorp	31,934	549
Old National Bancorp, Cl A	4,800	72
Old Republic International	4,636	76
Omega Healthcare Investors†	33,700	1,130
OmniAmerican Bancorp, Cl A	888	20
One Liberty Properties†	635	14
Oppenheimer Holdings, Cl A	660	19
Oritani Financial	4,100	65
Pacific Continental	884	12
PacWest Bancorp (A)	58,966	2,536
Park National (A)	300	23
Parkway Properties†	1,187	22
PartnerRe	14,878	1,540
Pebblebrook Hotel Trust†	32,076	1,083
PennantPark Investment	4,200	46
Pennsylvania†	27,100	489
PennyMac Mortgage Investment Trust†	20,434	488
Peoples Bancorp	840	21
People’s United Financial	9,000	134
PHH*	1,000	26
Phoenix*	230	12
Physicians Realty Trust†	763	11
Piedmont Office Realty Trust, Cl A†	1,933	33
Platinum Underwriters Holdings	8,297	499
Popular*	13,850	429
Portfolio Recovery Associates*	1,200	69
Post Properties†	1,200	59
Preferred Bank*	479	12
Principal Financial Group, Cl A	7,000	322
PrivateBancorp, Cl A	7,952	243
ProAssurance	8,666	386
Prospect Capital	37,340	403
Prosperity Bancshares	12,005	794
Protective Life	15,301	805
Provident Financial Services	11,461	211
PS Business Parks†	800	67
Pzena Investment Management, Cl A	1,239	15
Radian Group	61,683	927
RAIT Financial Trust†	16,683	142
Ramco- Gershenson Properties†	2,300	38
Raymond James Financial	2,343	131
Rayonier†	2,753	126
RE, Cl A (A)	333	10
Realogy Holdings*	2,975	129
Realty Income†	1,400	57
Redwood Trust† (A)	1,200	24
Regency Centers†	1,119	57
Regional Management*	1,170	29
Regions Financial	49,700	552
Reinsurance Group of America, Cl A	12,986	1,034
RenaissanceRe Holdings	1,520	148
Resource Capital†	4,312	24

Description	Shares	Market Value ($ Thousands)
Retail Opportunity Investments†	689	$10
RLI	1,600	71
RLJ Lodging Trust†	17,849	477
Rouse Properties† (A)	542	9
Ryman Hospitality Properties† (A)	1,086	46
S&T Bancorp	5,000	119
Sabra Health Care†	2,365	66
Safeguard Scientifics*	37,151	824
Selective Insurance Group	31,090	725
Senior Housing Properties Trust†	3,100	70
Signature Bank NY, Cl B*	12,306	1,546
Silver Bay Realty Trust†	1,655	26
Solar Capital	6,566	143
Solar Senior Capital	545	9
Southwest Bancorp	1,279	23
Sovran Self Storage†	1,800	132
Spirit Realty Capital†	10,129	111
St. Joe*	1,651	32
StanCorp Financial Group	11,800	788
Starwood Property Trust†	4,235	100
Starwood Waypoint Residential Trust* †	847	24
State Bank Financial	1,268	22
Stellus Capital Investment (A)	700	10
Sterling Financial	5,261	175
Stifel Financial*	15,803	786
Strategic Hotels & Resorts* †	8,200	84
Summit Hotel Properties†	1,225	11
Sun Bancorp*	3,246	11
Sun Communities†	1,400	63
Sunstone Hotel Investors†	5,100	70
SunTrust Banks	17,965	715
Susquehanna Bancshares	17,678	201
SVB Financial Group, Cl B*	7,582	976
SWS Group*	1,226	9
Symetra Financial	31,096	616
Synovus Financial	21,700	74
Tanger Factory Outlet Centers†	2,000	70
Taubman Centers†	1,400	99
TCF Financial	69,586	1,159
TCP Capital	607	10
TD Ameritrade Holding	17,899	608
Terreno Realty†	654	12
Territorial Bancorp	886	19
Texas Capital Bancshares*	15,470	1,005
THL Credit	1,248	17
Triangle Capital	717	19
Trustmark	900	23
Two Harbors Investment†	61,791	633
UMB Financial	344	22
UMH Properties†	1,069	10
Umpqua Holdings	19,193	358
United Bankshares	4,300	132
United Community Banks*	805	16
United Community Financial*	2,747	11
United Fire Group	4,000	121
Universal Health Realty Income Trust†	296	13
Unum Group	37,084	1,309
Urstadt Biddle Properties, Cl A†	1,048	22
Validus Holdings	21,842	824

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	53

Description	Shares	Market Value ($ Thousands)
Valley National Bancorp	2,429	$25
ViewPoint Financial Group	3,900	112
Virtus Investment Partners*	4,121	714
Waddell & Reed Financial, Cl A	1,784	131
Walker & Dunlop*	736	12
Walter Investment Management*	1,164	35
Washington†	937	22
Washington Federal	19,700	459
Webster Financial	7,700	239
Weingarten Realty Investors†	1,925	58
WesBanco	12,800	407
Westamerica Bancorporation	900	49
Western Alliance Bancorp*	45,043	1,108
Westfield Financial	1,375	10
White Mountains Insurance Group	100	60
WhiteHorse Finance	666	9
Whitestone, Cl B†	763	11
Willis Group Holdings	12,048	532
Wilshire Bancorp	1,754	19
Winthrop Realty Trust†	870	10
Wintrust Financial	600	29
WisdomTree Investments*	33,077	434
World Acceptance* (A)	800	60
WR Berkley	1,441	60
WSFS Financial	11,705	836
ZAIS Financial†	582	10
Zions Bancorporation	20,971	650

		111,593

Health Care — 10.9%
Abaxis*	1,600	62
ABIOMED*	882	23
Acadia Healthcare, Cl A*	33,407	1,507
ACADIA Pharmaceuticals*	1,562	38
Accuray* (A)	4,734	45
Achillion Pharmaceuticals*	3,185	10
Acorda Therapeutics*	711	27
Actavis*	5,505	1,133
Aegerion Pharmaceuticals, Cl A*	522	24
Aetna, Cl A	670	50
Affymetrix, Cl A*	4,300	31
Agilent Technologies	13,044	729
Agios Pharmaceuticals* (A)	1,191	47
Air Methods*	1,800	96
Akorn*	34,785	765
Alere*	2,066	71
Alexion Pharmaceuticals*	5,066	771
Align Technology*	20,400	1,057
Alkermes*	4,000	176
Allscripts Healthcare Solutions*	3,436	62
Alnylam Pharmaceuticals*	6,522	438
AmerisourceBergen	6,362	417
Amicus Therapeutics*	4,902	10
AMN Healthcare Services*	757	10
Amsurg*	11,169	526
Antares Pharma* (A)	5,209	18
Aratana Therapeutics*	14,448	268
Arena Pharmaceuticals* (A)	9,805	62
Ariad Pharmaceuticals* (A)	4,084	33
Array BioPharma*	5,436	26
ArthroCare*	2,478	119

Description	Shares	Market Value ($ Thousands)
athenahealth*	1,600	$256
Auxilium Pharmaceuticals*	612	17
AVANIR Pharmaceuticals, Cl A*	2,370	9
BioMarin Pharmaceuticals*	1,324	90
Bio-Reference Labs* (A)	1,000	28
BioScrip*	1,670	12
Brookdale Senior Living, Cl A*	20,136	675
Bruker BioSciences*	20,659	471
Capital Senior Living*	200	5
Cardiovascular Systems*	11,559	368
CareFusion*	14,357	577
Catamaran*	859	38
Cell Therapeutics* (A)	5,848	20
Celldex Therapeutics, Cl A*	11,261	199
Centene*	1,600	100
Cepheid*	1,800	93
Cerus*	5,403	26
Charles River Laboratories International*	18,727	1,130
Chelsea Therapeutics International*	3,004	17
Chemed (A)	4,800	429
ChemoCentryx* (A)	2,128	14
Clovis Oncology*	346	24
Community Health Systems*	11,591	454
Computer Programs & Systems	800	52
Conmed	20,470	889
ContraVir Pharmaceutical*	213	—
Cooper, Cl A	5,461	750
Corcept Theraputics, Inc.*	5,556	24
Covance*	12,353	1,283
Cubist Pharmaceuticals*	22,095	1,616
Cyberonics*	302	20
Cytokinetics*	1,000	10
Dentsply International	11,520	530
DexCom*	25,459	1,053
Dyax*	3,774	34
Dynavax Technologies*	5,250	9
Emergent Biosolutions*	1,200	30
Emeritus*	1,400	44
Endo International*	3,342	230
Endocyte* (A)	4,773	114
Endologix*	1,338	17
Envision Healthcare Holdings*	49,183	1,664
Exact Sciences*	1,178	17
ExamWorks Group*	16,374	573
Exelixis* (A)	49,102	174
Fluidigm*	464	20
Galena Biopharma* (A)	3,732	9
Geron*	2,304	5
Globus Medical, Cl A*	581	15
Greatbatch*	33,890	1,556
GTx* (A)	6,494	10
GW Pharmaceuticals PLC*	4,141	246
Haemonetics*	1,600	52
Halozyme Therapeutics*	2,500	32
Hanger Orthopedic Group*	1,546	52
Health Net, Cl A*	1,800	61
HealthSouth	30,384	1,092
Healthways*	644	11
HeartWare International*	18,482	1,733
Hill-Rom Holdings	1,400	54

54	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Shares	Market Value ($ Thousands)
HMS Holdings*	480	$9
Hologic*	7,635	164
Horizon Pharma* (A)	4,049	61
Humana	11,554	1,302
Hyperion Therapeutics*	12,107	312
ICON*	16,500	785
Idenix Pharmaceuticals* (A)	2,273	14
Idexx Laboratories*	1,226	149
Illumina*	7,579	1,127
ImmunoGen*	26,063	389
Impax Laboratories*	2,000	53
Incyte*	3,300	177
Infinity Pharmaceuticals*	786	9
Insulet*	23,459	1,112
Insys Therapeutics*	4,988	207
Intercept Pharmaceuticals*	1,360	449
InterMune*	2,101	70
IPC The Hospitalist*	1,300	64
Ironwood Pharmaceuticals, Cl A*	22,573	278
Isis Pharmaceuticals*	12,450	538
Jazz Pharmaceuticals*	7,091	983
Karyopharm Therapeutics*	6,566	203
Keryx Biopharmaceuticals* (A)	1,450	25
Kindred Healthcare	21,532	504
KYTHERA Biopharmaceuticals*	6,974	277
LDR Holding*	10,737	369
LHC Group*	500	11
LifePoint Hospitals*	1,200	66
Ligand Pharmaceuticals*	264	18
Magellan Health Services*	10,025	595
MannKind* (A)	9,300	37
MedAssets*	4,742	117
Medicines*	15,039	427
Medidata Solutions*	720	39
Medivation*	1,688	109
MEDNAX*	29,715	1,842
Meridian Bioscience	2,500	55
Merit Medical Systems*	3,125	45
Merrimack Pharmaceuticals* (A)	2,136	11
Mettler Toledo International*	592	140
MiMedx Group* (A)	1,351	8
Momenta Pharmaceuticals*	7,862	92
Myriad Genetics* (A)	2,200	75
Nektar Therapeutics*	8,109	98
Neogen, Cl B*	1,350	61
Neurocrine Biosciences*	1,286	21
Novavax*	3,449	16
NPS Pharmaceuticals*	38,213	1,144
NuVasive*	1,300	50
NxStage Medical*	1,027	13
Omeros* (A)	1,972	24
Omnicare	3,200	191
Omnicell*	1,300	37
OncoGenex Pharmaceutical*	1,408	17
Opko Health* (A)	4,014	37
OraSure Technologies*	2,604	21
Orexigen Therapeutics*	1,455	9
Orthofix International*	4,400	133
Owens & Minor	950	33
Pacific Biosciences of California*	5,998	32
Pacira Pharmaceuticals*	15,646	1,095
Parexel International*	22,370	1,210

Description	Shares	Market Value ($ Thousands)
Patterson	17,406	$727
PDL BioPharma (A)	31,100	258
PerkinElmer	14,078	634
Pernix Therapeutics Holdings*	4,566	24
Pharmacyclics*	1,394	140
PharMerica*	19,608	549
Portola Pharmaceuticals*	18,559	481
Premier, Cl A*	30,612	1,009
Prestige Brands Holdings, Cl A*	8,388	229
Progenics Pharmaceuticals*	2,170	9
Puma Biotechnology*	4,203	438
QIAGEN*	8,077	170
Quest Diagnostics	9,721	563
Questcor Pharmaceuticals (A)	6,945	451
Raptor Pharmaceutical*	977	10
ResMed (A)	4,239	189
Rigel Pharmaceuticals*	4,115	16
Rockwell Medical* (A)	2,762	35
RTI Biologics*	3,333	14
Salix Pharmaceuticals*	7,708	799
Sangamo Biosciences*	980	18
Sarepta Therapeutics* (A)	830	20
Sciclone Pharmaceuticals*	41,200	187
Seattle Genetics*	13,944	635
Select Medical Holdings	50,800	633
Sequenom* (A)	4,716	12
Sirona Dental Systems, Cl A*	16,593	1,239
Staar Surgical*	978	18
STERIS, Cl A	1,400	67
Supernus Pharmaceuticals* (A)	1,449	13
Symmetry Medical*	1,500	15
Synageva BioPharma, Cl A*	4,428	367
Synergy Pharmaceuticals*	2,164	11
Synta Pharmaceuticals* (A)	2,347	10
Tandem Diabetes Care*	15,569	344
Targacept*	2,169	10
Team Health Holdings*	37,619	1,683
TearLab* (A)	19,899	135
Techne, Cl A	900	77
Tekmira Pharmaceuticals*	6,600	142
Teleflex	3,980	427
Tenet Healthcare*	3,525	151
TESARO*	22,684	669
TherapeuticsMD*	1,440	9
Theravance, Cl A* (A)	1,400	43
Thoratec*	1,500	54
Ultragenyx Pharmaceutical*	3,624	177
Unilife* (A)	39,444	161
United Therapeutics*	10,414	979
Universal Health Services, Cl B	2,241	184
US Physical Therapy	900	31
Valeant Pharmaceuticals International*	4,850	639
VCA Antech*	784	25
Vertex Pharmaceuticals*	7,274	514
Volcano*	2,000	39
WellCare Health Plans*	800	51
West Pharmaceutical Services	2,200	97
Wright Medical Group*	970	30
XenoPort*	2,066	11
XOMA*	6,744	35
Zeltiq Aesthetics*	600	12

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	55

Description	Shares	Market Value ($ Thousands)
ZIOPHARM Oncology* (A)	3,076	$14
Zogenix*	3,571	10

		62,086

Industrials — 16.8%
AAON	3,375	94
AAR	1,100	28
ABM Industries	2,100	60
Acacia Research (A)	772	12
ACCO Brands*	1,693	10
Actuant, Cl A	52,908	1,807
Acuity Brands	13,413	1,778
Advisory Board*	2,000	128
Aecom Technology*	10,500	338
Aegion, Cl A*	937	24
Aerovironment*	1,600	64
AGCO	16,234	895
Air Lease, Cl A	13,341	497
Aircastle	31,832	617
Alaska Air Group	1,600	149
Albany International, Cl A	1,900	67
Alliant Techsystems	7,015	997
Altra Industrial Motion	29,916	1,068
Ameresco, Cl A*	1,098	8
American Airlines Group*	3,969	145
Ampco- Pittsburgh	8,000	151
AO Smith	2,200	101
Applied Industrial Technologies, Cl A	19,933	962
ARC Document Solutions*	2,532	19
Arkansas Best	900	33
Armstrong World Industries*	17,187	915
Atlas Air Worldwide Holdings*	800	28
Avis Budget Group*	14,868	724
Babcock & Wilcox	1,268	42
Barnes Group	27,710	1,066
BE Aerospace*	2,027	176
Beacon Roofing Supply*	5,422	210
Brady, Cl A	638	17
Brink’s	23,700	677
Canadian Pacific Railway	4,529	681
Capstone Turbine* (A)	5,182	11
Carlisle	22,829	1,811
Casella Waste Systems, Cl A*	2,536	13
Chart Industries*	10,694	851
Chicago Bridge & Iron	2,383	208
Cintas	12,501	745
CIRCOR International	14,235	1,044
Clarcor	1,200	69
Clean Harbors*	40,845	2,238
Colfax*	4,951	353
Comfort Systems USA	605	9
Con-way	11,760	483
Copa Holdings, Cl A	2,016	293
Copart*	2,400	87
Corporate Executive Board	1,100	82
Covanta Holding	3,100	56
Crane, Cl A	600	43
Curtiss- Wright	27,406	1,741
Delta Air Lines, Cl A	27,289	946
Deluxe	11,400	598
DigitalGlobe*	29,527	857

Description	Shares	Market Value ($ Thousands)
Donaldson, Cl A	1,958	$83
Dover	7,037	575
Dun & Bradstreet	555	55
Dycom Industries*	29,540	934
Dynamic Materials	986	19
EMCOR Group	31,287	1,464
EnerNOC*	1,300	29
EnerSys	565	39
Engility Holdings*	1,216	55
EnPro Industries*	6,170	448
Equifax	2,212	150
ESCO Technologies	3,069	108
Esterline Technologies*	5,875	626
Exelis	2,621	50
Federal Signal*	3,905	58
Flowserve	11,497	901
Fluor	13,779	1,071
Fortune Brands Home & Security	23,024	969
Forward Air	4,163	192
Franklin Electric	5,956	253
FreightCar America, Cl A	407	9
FTI Consulting*	10,786	360
FuelCell Energy* (A)	5,377	14
G&K Services	22,323	1,365
GATX	700	48
GenCorp* (A)	3,047	56
Generac Holdings	36,037	2,125
General Cable	8,703	223
Genesee & Wyoming, Cl A*	11,127	1,083
Gibraltar Industries*	686	13
Gorman- Rupp	1,952	62
Graco	917	69
GrafTech International*	2,905	32
Graham, Cl A	528	17
Granite Construction	5,570	222
Great Lakes Dredge & Dock*	3,253	30
Greenbrier*	16,261	741
H&E Equipment Services*	355	14
Harsco	3,200	75
Hawaiian Holdings*	41,000	572
HD Supply Holdings*	53,381	1,396
Healthcare Services Group	366	11
Heartland Express	2,631	60
HEICO	2,201	132
Heidrick & Struggles International	411	8
Herman Miller	1,500	48
Hertz Global Holdings*	29,221	779
Hexcel, Cl A*	26,485	1,153
HNI	3,926	143
Hub Group, Cl A*	1,400	56
Hubbell, Cl B	1,284	154
Huntington Ingalls Industries, Cl A	623	64
Hyster-Yale Materials Handling	1,266	123
IDEX	14,860	1,083
InnerWorkings*	1,286	10
Insteel Industries	905	18
Interface, Cl A	77,260	1,588
ITT	11,743	502
JB Hunt Transport Services	4,278	308
JetBlue Airways*	1,486	13

56	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Shares	Market Value ($ Thousands)
John Bean Technologies, Cl A	1,377	$43
Kadant	30,236	1,103
Kaman, Cl A	2,096	85
KAR Auction Services	18,475	561
KBR	2,733	73
Kelly Services, Cl A	1,200	28
Kennametal	1,100	49
Keyw Holding, Cl A*	24,835	465
Kirby*	19,094	1,933
Knoll, Cl B	655	12
Korn/Ferry International*	13,035	388
Kratos Defense & Security Solutions*	1,570	12
L-3 Communications Holdings	7,300	862
Landstar System	9,980	591
Layne Christensen*	983	18
Lennox International	2,400	218
Lincoln Electric Holdings	14,956	1,077
LMI Aerospace*	911	13
Lydall*	13,800	316
Manitowoc	2,907	91
Manpowergroup	1,493	118
Marten Transport	2,100	45
MasTec*	4,539	197
Mcgrath Rentcorp	1,900	66
Meritor*	1,468	18
Middleby*	5,803	1,533
Mobile Mini	351	15
Moog, Cl A*	32,556	2,133
MSC Industrial Direct, Cl A	7,118	616
Mueller Industries	1,000	30
Mueller Water Products, Cl A	6,176	59
Navistar International*	993	34
NCI Building Systems*	568	10
Nordson	1,300	92
Northwest Pipe*	19,210	695
Old Dominion Freight Line, Cl A*	20,187	1,146
On Assignment*	689	26
Orbital Sciences*	6,628	185
Orion Marine Group*	18,839	237
Oshkosh Truck	13,777	811
Owens Corning	20,860	900
Pall	11,356	1,016
Parker Hannifin, Cl A	4,818	577
Pentair	2,782	221
Pike Electric*	988	10
Pitney Bowes	25,426	661
Quad	12,402	291
Quanex Building Products	1,800	37
Quanta Services*	3,941	145
RBC Bearings*	10,282	655
Regal-Beloit	13,810	1,004
Republic Airways Holdings*	28,200	258
Resources Connection	2,600	37
Robert Half International	2,616	110
RR Donnelley & Sons	40,213	720
Ryder System	8,900	711
Saia*	9,900	378
Simpson Manufacturing	25,135	888
Skywest	16,400	209
Snap-on	800	91
SolarCity* (A)	576	36

Description	Shares	Market Value ($ Thousands)
Spirit Aerosystems Holdings, Cl A*	1,851	$52
Spirit Airlines*	19,074	1,133
SPX	600	59
Stanley Black & Decker	7,709	626
Steelcase, Cl A	25,800	429
Stericycle, Cl A*	5,738	652
Swift Transportation, Cl A*	32,178	796
TAL International Group	6,200	266
Taser International*	1,079	20
Team*	6,776	290
Teledyne Technologies*	12,971	1,262
Terex	8,161	361
Tetra Tech*	23,005	681
Textron	7,400	291
Timken	6,716	395
Toro	1,400	88
Towers Watson, Cl A	1,393	159
TransDigm Group	1,533	284
TRC*	1,458	10
Trex*	325	24
TriMas*	12,339	410
Trinity Industries	17,639	1,271
Triumph Group	9,104	588
TrueBlue*	66,773	1,954
Tutor Perini*	3,700	106
Unifirst	644	71
United Rentals*	14,106	1,339
United Stationers	1,000	41
Universal Forest Products	1,908	106
URS	8,625	406
USG*	1,812	59
UTI Worldwide	2,500	27
Valmont Industries	5,625	837
Vicor*	2,300	24
Wabash National*	2,806	39
WABCO Holdings*	6,038	637
Wabtec	3,600	279
WageWorks*	30,486	1,710
Waste Connections	1,800	79
Watsco	5,265	526
Watts Water Technologies, Cl A	6,932	407
Werner Enterprises	1,000	26
WESCO International*	11,660	970
Woodward	1,400	58
XPO Logistics*	314	9
Xylem	16,956	618

		95,418

Information Technology — 17.8%
3D Systems* (A)	6,966	412
A10 Networks*	17,992	271
Accelrys*	1,224	15
ACI Worldwide*	3,453	204
Acxiom*	46,664	1,605
Adtran	31,082	759
Advanced Energy Industries*	1,400	34
Advanced Micro Devices* (A)	11,118	45
Advent Software	1,000	29
Alliance Data Systems*	4,908	1,337
Alpha & Omega Semiconductor*	1,342	10
Ambarella* (A)	294	8

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	57

Description	Shares	Market Value ($ Thousands)
Amdocs	22,400	$1,041
Amphenol, Cl A	9,725	891
Angie’s List* (A)	38,621	470
Anixter International	500	51
Ansys*	2,600	200
AOL*	2,700	118
Applied Materials	46,775	955
Applied Micro Circuits*	1,264	12
ARRIS Group*	7,200	203
Arrow Electronics, Cl A*	1,900	113
Aruba Networks*	17,133	321
ASML Holding, Cl G	690	64
Aspen Technology*	21,113	894
Atmel*	121,200	1,013
ATMI*	800	27
Autodesk, Cl A*	11,833	582
Avago Technologies, Cl A	14,300	921
Aviat Networks*	4,831	8
Avnet	8,652	403
Bankrate*	58,390	989
Bazaarvoice*	1,318	10
Belden	17,991	1,252
Benchmark Electronics*	25,072	568
Black Box	5,800	141
Blackbaud, Cl A	1,000	31
Bottomline Technologies*	2,964	104
Brightcove*	1,176	12
Broadridge Financial Solutions	1,700	63
BroadSoft*	12,534	335
Brocade Communications Systems*	100,100	1,062
CACI International, Cl A*	900	66
Cadence Design Systems*	175,866	2,733
CalAmp*	439	12
Calix*	2,331	20
Callidus Software*	1,561	20
Cardtronics*	320	12
Cavium*	16,670	729
Ceva, Cl A*	660	12
Checkpoint Systems*	1,100	15
Ciena*	20,492	466
Citrix Systems*	11,052	635
Cognex*	21,157	716
Coherent*	5,192	339
Cohu	1,032	11
CommVault Systems*	8,570	557
Computer Sciences	10,700	651
Compuware	957	10
comScore*	429	14
Comtech Telecommunications	4,051	129
Concur Technologies*	10,193	1,010
Constant Contact*	35,578	870
Convergys	35,845	785
Conversant*	3,600	101
CoreLogic*	15,646	470
Cornerstone OnDemand*	32,084	1,536
CoStar Group*	13,115	2,449
Cray*	1,586	59
Cree*	2,625	148
Criteo ADR* (A)	9,513	386
CSG Systems International	16,700	435
Cypress Semiconductor	4,610	47

Description	Shares	Market Value ($ Thousands)
Dealertrack Technologies*	45,943	$2,260
Demandware*	18,178	1,165
Diebold	22,291	889
Diodes*	1,800	47
DST Systems	600	57
DTS*	502	10
Ebix (A)	1,665	28
Echo Global Logistics*	1,761	32
EchoStar, Cl A*	2,900	138
Electronic Arts*	30,440	883
Electronics for Imaging*	1,300	56
Emulex*	30,087	222
Entegris*	6,300	76
Entropic Communications*	2,332	10
Envestnet*	28,274	1,136
EPAM Systems*	372	12
Euronet Worldwide*	1,400	58
EVERTEC	28,595	706
ExlService Holdings*	10,702	331
Factset Research Systems	644	69
Fair Isaac	800	44
Fairchild Semiconductor International*	26,258	362
FARO Technologies*	1,300	69
FEI	1,500	155
Fidelity National Information Services, Cl B	12,644	676
Finisar*	2,013	53
FireEye*	3,807	234
First Solar*	10,813	755
FleetCor Technologies*	1,615	186
FleetMatics Group*	33,475	1,120
Flir Systems	2,745	99
FormFactor*	1,809	12
Forrester Research	1,400	50
Fortinet*	2,645	58
Freescale Semiconductor*	23,587	576
Fusion-io*	1,884	20
Gartner*	2,600	181
Genpact*	2,904	51
Global Cash Access Holdings*	2,457	17
Global Eagle Entertainment*	564	9
Global Payments	17,313	1,231
Glu Mobile* (A)	4,445	21
GT Advanced Technologies* (A)	21,768	371
Guidewire Software, Cl Z*	26,440	1,297
Harris	11,700	856
Heartland Payment Systems	26,983	1,118
Hittite Microwave, Cl A	500	32
IAC	1,567	112
iGate*	306	10
II-VI*	602	9
Imation*	1,818	11
Immersion*	2,588	27
Imperva*	180	10
Informatica*	2,900	110
Ingram Micro, Cl A*	2,423	72
Inphi*	46,751	752
Insight Enterprises*	9,500	239
Integrated Device Technology*	7,100	87
Interactive Intelligence Group*	11,944	866
InterDigital	1,000	33

58	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Shares	Market Value ($ Thousands)
International Rectifier*	1,600	$44
Intersil, Cl A	46,166	596
Intralinks Holdings, Cl A*	51,802	530
InvenSense, Cl A* (A)	1,500	35
IPG Photonics* (A)	900	64
Itron*	498	18
Ixia*	27,421	343
j2 Global	1,700	85
Jabil Circuit	24,100	434
Jack Henry & Associates	926	52
JDS Uniphase*	5,425	76
Juniper Networks*	19,858	511
Kemet*	2,428	14
KLA-Tencor	13,500	933
Kopin*	2,825	11
KVH Industries*	779	10
Lattice Semiconductor*	100,395	787
Leidos Holdings*	7,811	276
Lexmark International, Cl A	7,099	329
LinkedIn, Cl A*	2,138	395
Liquidity Services* (A)	435	11
Littelfuse	800	75
LivePerson*	2,007	24
LogMeIn*	410	18
LSI Logic*	14,595	162
LTX- Credence*	1,585	14
Manhattan Associates*	10,280	360
Mantech International, Cl A	900	27
Marin Software*	999	11
Marvell Technology Group	25,200	397
MAXIMUS	15,211	682
MaxLinear, Cl A*	1,231	12
Measurement Specialties*	2,900	197
Mentor Graphics	2,400	53
Mercury Systems*	1,090	14
Methode Electronics	2,700	83
Micrel	7,000	78
Microchip Technology	13,883	663
Micros Systems*	1,138	60
Microsemi*	1,731	43
MicroStrategy, Cl A*	118	14
MKS Instruments	12,250	366
ModusLink Global Solutions*	2,358	10
MoneyGram International*	2,123	38
Monolithic Power Systems*	2,213	86
Monotype Imaging Holdings	454	14
Monster Worldwide*	2,868	22
MoSys*	2,392	11
MTS Systems, Cl A	1,000	68
Multi-Fineline Electronix*	784	10
National Instruments	1,606	46
NCR*	3,736	137
NETGEAR*	1,600	54
Netscout Systems*	4,329	163
NetSuite*	1,400	133
NeuStar, Cl A*	1,286	42
NIC	4,100	79
Nuance Communications*	6,474	111
NVE*	200	11
OmniVision Technologies*	2,077	37
ON Semiconductor*	8,770	82
OpenTable*	511	39

Description	Shares	Market Value ($ Thousands)
OSI Systems*	1,300	$78
Palo Alto Networks*	18,578	1,274
Pandora Media*	34,119	1,035
Perficient*	632	11
Pericom Semiconductor, Cl A*	1,168	9
Photronics*	31,059	265
Plantronics	1,100	49
Plexus*	1,500	60
PMC - Sierra*	8,500	65
Polycom*	8,000	110
Power Integrations	15,747	1,036
PROS Holdings*	332	10
PTC*	91,920	3,257
Qlik Technologies*	1,425	38
QLogic*	1,076	14
Rackspace Hosting*	2,851	94
Rambus*	1,900	20
RealD*	884	10
RealNetworks*	2,591	20
RealPage*	552	10
Red Hat*	11,435	606
RF Micro Devices, Cl A*	78,681	620
Riverbed Technology*	3,451	68
Rofin-Sinar Technologies*	1,100	26
Rovi*	1,826	42
Ruckus Wireless*	1,603	20
Sanmina*	1,177	21
Sapient*	2,100	36
Scansource*	3,394	138
Science Applications International	4,528	169
Seagate Technology	19,200	1,078
Semtech*	13,308	337
ServiceNow*	9,969	597
ShoreTel*	1,358	12
Shutterstock*	18,158	1,319
Silicon Graphics International*	2,400	30
Silicon Image*	1,886	13
Silicon Laboratories*	25,430	1,329
Skyworks Solutions	4,477	168
SolarWinds*	3,400	145
Solera Holdings	13,086	829
Sonus Networks*	21,550	73
Spansion, Cl A*	41,137	717
Spark Networks*	1,644	9
Splunk*	8,081	578
SS&C Technologies Holdings*	12,931	517
Stratasys*	813	86
SunEdison*	34,354	647
SunPower, Cl A* (A)	821	26
Supertex*	375	12
Sykes Enterprises*	12,956	257
Synaptics*	14,844	891
SYNNEX*	395	24
Synopsys*	19,846	762
Syntel*	1,400	126
Tableau Software, Cl A*	22,427	1,706
Take-Two Interactive Software, Cl A*	2,400	53
Tangoe*	689	13
Tech Data*	12,100	738
TeleTech Holdings*	3,816	94

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	59

Description	Shares	Market Value ($ Thousands)
Teradyne (A)	48,646	$968
Tessera Technologies	4,036	95
TIBCO Software, Cl E*	9,438	192
TiVo*	2,757	36
Total System Services	2,800	85
Trimble Navigation*	6,167	240
TriQuint Semiconductor*	2,034	27
Trulia* (A)	691	23
Tyler Technologies*	8,240	689
Ubiquiti Networks* (A)	239	11
Ultimate Software Group*	7,844	1,075
Ultratech*	1,800	53
Unisys*	670	20
United Online	457	5
Universal Display*	683	22
Vantiv, Cl A*	980	30
Veeco Instruments*	2,300	96
VeriFone Holdings*	16,046	543
Verint Systems*	24,532	1,151
Viasat*	1,100	76
VirnetX Holding* (A)	514	7
Virtusa*	21,392	717
Vishay Intertechnology	29,200	434
Vishay Precision Group*	192	3
Vistaprint* (A)	900	44
Vringo* (A)	3,344	12
Web.com Group*	49,119	1,672
WebMD Health, Cl A*	1,121	46
Western Digital	6,200	569
WEX*	9,838	935
Wix.com* (A)	19,593	450
WNS Holdings ADR*	32,514	585
Workday, Cl A*	6,272	573
Xilinx	14,680	797
Yelp, Cl A*	11,286	868
Zebra Technologies, Cl A*	9,630	668
Zillow, Cl A* (A)	18,980	1,672
Zix*	2,433	10
Zynga, Cl A*	17,369	75

		101,273

Materials — 4.5%
Advanced Emissions Solutions, Cl Comdty (histrt)*	516	13
Air Products & Chemicals	3,876	461
AK Steel Holding* (A)	3,410	25
Albemarle	13,410	891
Allegheny Technologies	30,436	1,147
Allied Nevada Gold* (A)	1,977	9
AMCOL International	1,500	69
American Vanguard, Cl B	413	9
AptarGroup	1,800	119
Ashland	9,200	915
Avery Dennison	1,272	65
Axiall	3,045	137
Balchem	1,400	73
Ball	4,242	232
Bemis	1,700	67
Berry Plastics Group*	454	11
Cabot	11,600	685
Calgon Carbon*	5,791	126
Carpenter Technology	1,300	86

Description	Shares	Market Value ($ Thousands)
Century Aluminum*	5,100	$67
Chemtura*	1,310	33
Clearwater Paper*	800	50
Cliffs Natural Resources (A)	3,818	78
Coeur Mining*	2,514	23
Commercial Metals, Cl A	1,225	23
Compass Minerals International, Cl A	1,100	91
Crown Holdings*	4,800	215
Cytec Industries	5,260	513
Domtar	6,700	752
Eagle Materials	815	72
Eastman Chemical	4,248	366
Ecolab	1	—
Ferro*	2,300	31
Flotek Industries*	1,999	56
Glatfelter	1,700	46
Globe Specialty Metals	5,200	108
Gold Resource (A)	2,088	10
Graphic Packaging Holding*	2,283	23
Greif, Cl A	16,850	884
H.B. Fuller	4,209	203
Handy & Harman*	715	16
Headwaters, Cl A*	1,045	14
Hecla Mining	6,273	19
Horsehead Holding*	2,100	35
Huntsman	41,051	1,002
Innophos Holdings	7,968	452
Innospec	250	11
International Flavors & Fragrances	1,459	140
Intrepid Potash* (A)	674	10
Kaiser Aluminum	2,571	184
KapStone Paper and Packaging*	23,833	687
Kraton Performance Polymers*	491	13
Louisiana- Pacific*	2,749	46
Martin Marietta Materials, Cl A	781	100
Materion	595	20
Minerals Technologies	17,045	1,100
Molycorp* (A)	4,004	19
Neenah Paper, Cl A	14,000	724
NewMarket	99	39
Noranda Aluminum Holding	2,570	11
Nucor	7,706	389
Olin	34,800	961
OM Group	287	9
Owens- Illinois*	18,232	617
Packaging Corp of America	2,600	183
PolyOne	69,906	2,563
Reliance Steel & Aluminum	1,200	85
Resolute Forest Products*	1,718	35
Rock Tenn, Cl A	6,882	727
Rockwood Holdings	1,486	111
Royal Gold, Cl A	1,739	109
RPM International	3,100	130
RTI International Metals*	29,422	817
Schnitzer Steel Industries, Cl A	300	9
Schulman A	3,375	122
Schweitzer-Mauduit International	10,535	449
Scotts Miracle- Gro, Cl A	1,500	92
Sealed Air	4,354	143
Sensient Technologies	22,439	1,266

60	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Shares	Market Value ($ Thousands)
Sherwin-Williams, Cl A	3,412	$673
Silgan Holdings	30,513	1,511
Sonoco Products	1,400	57
Steel Dynamics	15,187	270
Stillwater Mining*	2,600	38
SunCoke Energy*	1,349	31
Tahoe Resources*	3,516	74
Texas Industries*	600	54
UFP Technologies*	13,800	336
United States Steel (A)	3,182	88
Universal Stainless & Alloy*	346	12
US Silica Holdings (A)	492	19
Valspar	1,860	134
Walter Energy (A)	969	7
Wausau Paper	1,147	15
Westlake Chemical	344	23
Worthington Industries	560	21
WR Grace*	1,501	149
Zep	713	13

		25,768

Telecommunication Services — 0.5%
8x8*	1,214	13
Boingo Wireless*	1,603	11
Cbeyond*	1,495	11
Cincinnati Bell, Cl A*	7,194	25
Cogent Communications Group	1,395	49
Consolidated Communications Holdings	1,600	32
Frontier Communications (A)	18,989	108
inContact*	1,263	12
Inteliquent	18,500	269
Iridium Communications*	38,100	286
Level 3 Communications*	4,006	157
Lumos Networks	1,400	19
NTELOS Holdings	11,300	152
Premiere Global Services*	16,400	198
RingCentral, Cl A*	28,187	510
SBA Communications, Cl A*	2,217	202
Shenandoah Telecommunications	520	17
T-Mobile US*	2,876	95
tw telecom, Cl A*	5,300	165
USA Mobility	15,500	282
Vonage Holdings*	52,700	225
Windstream Holdings (A)	10,320	85

		2,923

Utilities — 3.2%
AGL Resources	15,461	757
ALLETE	19,545	1,025
Alliant Energy	1,300	74
American States Water	3,400	110
American Water Works	3,741	170
Aqua America	336	8
Atlantic Power (A)	3,985	12
Atmos Energy	2,500	118
Avista	32,600	999
Black Hills, Cl A	700	40
California Water Service Group, Cl A	2,800	67
Chesapeake Utilities	400	25
Cleco	27,804	1,406

Description	Shares/Number of Warrants/Number of Rights	Market Value ($ Thousands)
CMS Energy	10,600	$310
Dynegy, Cl A*	654	16
Edison International	10,136	574
El Paso Electric, Cl A	4,700	168
Empire District Electric	4,400	107
Great Plains Energy	57,576	1,557
Hawaiian Electric Industries	4,800	122
Idacorp, Cl A	7,162	397
Integrys Energy Group	1,000	60
ITC Holdings	4,434	166
Laclede Group	2,600	123
MDU Resources Group	5,300	182
MGE Energy	2,400	94
National Fuel Gas	725	51
New Jersey Resources	750	37
Northwest Natural Gas	841	37
NorthWestern	2,600	123
NRG Energy	4,979	158
OGE Energy	2,277	84
Otter Tail	1,800	55
Pepco Holdings	2,200	45
Piedmont Natural Gas	1,800	64
Pinnacle West Capital	1,100	60
PNM Resources	35,870	969
Portland General Electric	100,050	3,236
Questar	434	10
SCANA	29,391	1,508
South Jersey Industries, Cl A	88	5
Southwest Gas	17,925	958
TECO Energy	1,800	31
UGI	20,300	926
UIL Holdings	2,400	88
UNS Energy	1,300	78
Vectren	2,100	83
Westar Energy, Cl A	1,900	67
WGL Holdings	1,200	48
Xcel Energy	21,336	648

		18,056

Total Common Stock (Cost $391,691) ($ Thousands)		537,104

EXCHANGE TRADED FUND — 0.2%
iShares Russell 2000 Index Fund	8,638	1,005

Total Exchange Traded Fund (Cost $674) ($ Thousands)		1,005

WARRANTS — 0.0%
Magnum Hunter Expires 04/20/16*	467	—
Magnum Hunter Resources Expires 08/29/14*	6,042	—

Total Warrants (Cost $—) ($Thousands)		—

RIGHTS — 0.0%
Central European Media Enterprises*	53	—
Cubist Pharmaceuticals*	767	—

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	61

Description	Number of Rights/ Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Endo Pharmaceuticals*	1,900	$—

Total Rights (Cost $—) ($Thousands)		—

AFFILIATED PARTNERSHIP — 2.4%
SEI Liquidity Fund, L.P. 0.070%**†† (B)	13,917,702	13,918

Total Affiliated Partnership (Cost $13,918) ($ Thousands)		13,918

CASH EQUIVALENT — 4.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%*††	27,410,720	27,411

Total Cash Equivalent (Cost $27,411) ($ Thousands)		27,411

U.S. TREASURY OBLIGATIONS (C) (D) — 0.3%
U.S. Treasury Bills
0.055%, 07/24/14	$1,541	1,541

Total U.S. Treasury Obligations (Cost $1,541) ($ Thousands)		1,541

Total Investments — 102.3% (Cost $435,235) ($ Thousands)		$580,979

A list of the open futures contracts held by the Fund at March 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation Depreciation ($ Thousands)
Russell 2000 Index E-MINI	84	Jun-2014	$(38)
S&P Mid 400 Index E-MINI	63	Jun-2014	79

			$41

For the period ended March 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $567,728 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2014.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at March 31, 2014 (see Note 10). The total market value of securities on loan at March 31, 2014 was $13,688 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see note 10). The total value of such securities as of March 31, 2014 was $13,918 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

Cl — Class

L.P. — Limited Partnership

Ser — Series

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$537,104	$—	$—	$537,104
Exchange Traded Fund	1,005	—	—	1,005
Warrants	—	—	—	—
Rights	—	—	—	—
Affiliated Partnership	—	13,918	—	13,918
Cash Equivalent	27,411	—	—	27,411
U.S. Treasury Obligations	—	1,541	—	1,541

Total Investments in Securities	$565,520	$15,459	$—	$580,979

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$79	$—	$—	$79
Unrealized Depreciation	(38)	—	—	(38)

Total Other Financial Instruments	$41	$—	$—	$41

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2014, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

62	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Schedule of Investments (Unaudited)

Mid-Cap Fund

March 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.6%

Consumer Discretionary — 16.6%
Abercrombie & Fitch, Cl A (A)	5,848	$225
Advance Auto Parts	3,400	430
American Eagle Outfitters	32,207	394
Bed Bath & Beyond*	8,867	610
Best Buy	7,000	185
BorgWarner	12,400	762
Cabela’s*	4,225	277
Chipotle Mexican Grill, Cl A*	1,195	679
Cinemark Holdings	1,200	35
Coach	3,600	179
Deckers Outdoor*	1,600	127
Dillard’s, Cl A	1,600	148
Dollar General*	5,447	302
Foot Locker, Cl A	4,400	207
GameStop, Cl A (A)	10,125	416
Gap	4,900	196
Global Sources*	1,100	10
Harley- Davidson, Cl A	16,541	1,102
Hasbro	5,965	332
Hilton Worldwide Holdings*	17,100	380
Interpublic Group	15,090	258
Jack in the Box*	200	12
Kohl’s	2,100	119
Lear	700	59
Liberty Media - Interactive, Cl A*	2,700	78
Lululemon Athletica* (A)	7,150	376
Macy’s	4,800	285
Marriott Vacations Worldwide*	1,100	61
Mattel	3,200	128
Michael Kors Holdings*	11,200	1,045
Mohawk Industries*	3,900	530
Morningstar, Cl A	800	63
NetFlix*	1,285	452
Newell Rubbermaid, Cl B	12,559	376
Norwegian Cruise Line Holdings*	9,700	313
O’Reilly Automotive*	2,275	338
Panera Bread, Cl A*	1,900	335
PetSmart	7,831	540
Ralph Lauren, Cl A	3,790	610
Ross Stores	8,000	572
Sally Beauty Holdings*	14,351	393
Scripps Networks Interactive, Cl A	1,500	114
Service International	2,200	44
Signet Jewelers	4,175	442
Starwood Hotels & Resorts Worldwide	1,700	135
Steven Madden*	1,500	54
Taylor Morrison Home, Cl A*	1,900	45
Tesla Motors* (A)	2,370	494
Thor Industries	900	55
Toll Brothers*	9,500	341
Urban Outfitters*	9,600	350
VF	3,240	200
Whirlpool	1,380	206
Williams- Sonoma	5,700	380
Wyndham Worldwide	2,700	198
Wynn Resorts	1,425	317

		17,314

Description	Shares	Market Value ($ Thousands)

Consumer Staples — 4.6%
Avon Products	10,500	$153
Bunge	2,500	199
Coca-Cola Enterprises	11,268	538
ConAgra Foods	6,800	211
Darling International*	22,127	443
Dr Pepper Snapple Group	2,000	109
Ingredion	5,260	358
JM Smucker	8,421	819
Kroger	16,762	732
Lorillard	4,530	245
Molson Coors Brewing, Cl B	8,280	487
Monster Beverage*	100	7
Nu Skin Enterprises, Cl A	1,700	141
Seaboard*	3	8
SYSCO, Cl A	9,364	338

		4,788

Energy — 5.8%
Antero Resources*	4,800	301
Apache	700	58
Baker Hughes	1,000	65
Cabot Oil & Gas	16,400	556
Chesapeake Energy	8,300	213
Concho Resources*	3,480	426
CVR Energy (A)	3,000	127
Dril-Quip*	1,400	157
Ensco, Cl A	2,400	127
EQT	7,203	698
Frank’s International	11,100	275
Helix Energy Solutions Group*	300	7
HollyFrontier	1,000	48
Laredo Petroleum*	11,000	284
Marathon Oil	3,700	131
Marathon Petroleum	2,300	200
McDermott International*	17,110	134
Nabors Industries	8,505	209
Newfield Exploration*	12,416	389
Oceaneering International, Cl A	1,500	108
Pioneer Natural Resources	2,243	420
Range Resources	1,801	149
SM Energy	2,400	171
Spectra Energy	14,826	548
Targa Resources	500	50
Tesoro	2,500	126
Valero Energy	1,600	85

		6,062

Financials — 15.3%
Affiliated Managers Group*	3,590	718
Agree Realty†	400	12
Alexandria Real Estate Equities†	7,143	518
Allstate	5,897	334
American Campus Communities†	13,951	521
American Capital Agency, Cl A†	7,100	153
American Capital Mortgage Investment†	600	11
American Financial Group	2,900	167
Ameriprise Financial	6,078	669
Annaly Capital Management†	18,300	201
Aon	5,600	472
Axis Capital Holdings	200	9

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	63

Description	Shares	Market Value ($ Thousands)
CBRE Group, Cl A*	27,800	$762
Cedar Realty Trust†	1,400	9
CIT Group	2,100	103
CNA Financial	3,300	141
E*Trade Financial*	1,800	42
East West Bancorp	11,300	413
Ellington Residential Mortgage †	300	5
Endurance Specialty Holdings	6,638	357
Enterprise Financial Services	200	4
Everest Re Group	300	46
Fifth Third Bancorp	31,301	718
First Interstate Bancsystem, Cl A	600	17
First NBC Bank Holding*	500	17
First Niagara Financial Group	17,400	165
Franklin Street Properties†	8,600	108
General Growth Properties†	5,800	128
Hancock Holding, Cl A	9,504	348
Hartford Financial Services Group	13,438	474
HCC Insurance Holdings	300	14
HCP†	2,400	93
Healthcare Trust of America, Cl A†	8,500	97
Hospitality Properties Trust†	6,200	178
Host Hotels & Resorts†	21,160	428
ING US	4,600	167
Invesco Mortgage Capital†	1,600	26
Jones Lang LaSalle	1,760	209
Kemper, Cl A	400	16
KeyCorp	17,000	242
McGraw- Hill	3,200	244
MFA Financial†	4,600	36
Moody’s	8,075	640
NASDAQ OMX Group, Cl A	4,400	163
Nelnet, Cl A	600	24
PartnerRe	5,664	586
ProLogis†	1,800	74
Raymond James Financial	2,600	145
Regions Financial	15,000	167
Reinsurance Group of America, Cl A	6,207	494
Resource Capital†	10,300	57
RLJ Lodging Trust†	3,700	99
Senior Housing Properties Trust†	6,000	135
Signature Bank NY, Cl B*	3,500	440
Strategic Hotels & Resorts* †	6,000	61
Summit Hotel Properties†	600	6
SunTrust Banks	13,800	549
T. Rowe Price Group	3,100	255
Taubman Centers†	400	28
TCF Financial	26,195	436
TD Ameritrade Holding	12,800	435
Travelers	200	17
Univest of Pennsylvania	200	4
Unum Group	9,126	322
Ventas†	3,300	200
Waddell & Reed Financial, Cl A	3,100	228
Washington Federal	700	16
WesBanco	300	10
Willis Group Holdings	8,785	388
XL Group, Cl A	5,500	172

Description	Shares	Market Value ($ Thousands)
Zions Bancorporation	12,594	$390

		15,933

Health Care — 11.4%
Actavis*	3,075	633
Agilent Technologies	10,600	593
Alexion Pharmaceuticals*	5,470	832
Allergan	200	25
AmerisourceBergen	4,639	304
Becton Dickinson	600	70
Brookdale Senior Living, Cl A*	12,200	409
Bruker BioSciences*	12,700	289
C.R. Bard	1,400	207
CareFusion*	15,169	610
Cerner*	4,000	225
Charles River Laboratories International*	6,648	401
Cigna	3,300	276
Cooper, Cl A	3,192	439
Dentsply International	8,400	387
Emergent Biosolutions*	300	8
Envision Healthcare Holdings*	12,100	409
Hill-Rom Holdings	1,400	54
Hologic*	8,200	176
Humana	5,200	586
Illumina*	5,000	743
Jazz Pharmaceuticals*	2,970	412
Mettler Toledo International*	770	182
Patterson	11,890	497
Pharmacyclics*	1,300	130
Premier, Cl A*	8,900	293
Quest Diagnostics (A)	7,090	411
Salix Pharmaceuticals*	1,600	166
Sirona Dental Systems, Cl A*	5,550	414
St. Jude Medical	3,700	242
Techne, Cl A	600	51
United Therapeutics*	1,800	169
Universal Health Services, Cl B	2,400	197
Valeant Pharmaceuticals International*	3,275	432
Vertex Pharmaceuticals*	5,000	354
WellPoint	700	70
Zimmer Holdings	1,500	142
Zoetis, Cl A	3,400	98

		11,936

Industrials — 15.4%
Acuity Brands (A)	5,650	749
Aecom Technology*	5,400	174
AGCO	3,000	166
Air Lease, Cl A	7,500	280
Alaska Air Group	2,200	205
Amerco	680	158
Ametek	4,000	206
AO Smith	3,800	175
BE Aerospace*	1,600	139
Canadian Pacific Railway	2,955	445
Carlisle	5,475	434
Cintas	7,108	424
Clean Harbors* (A)	8,381	459
Copa Holdings, Cl A	1,200	174
CSX	1,000	29
Delta Air Lines, Cl A	18,400	638

64	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Shares	Market Value ($ Thousands)
Dover	5,132	$420
Flowserve	7,575	593
Fluor	9,616	747
Fortune Brands Home & Security	13,150	553
Generac Holdings	7,700	454
Harsco	600	14
HD Supply Holdings *	14,400	377
Hertz Global Holdings *	16,600	442
Hexcel, Cl A *	3,700	161
Huntington Ingalls Industries, Cl A	200	21
IDEX	1,200	87
JB Hunt Transport Services	2,850	205
Kirby *	4,650	471
L-3 Communications Holdings	1,880	222
Lennox International	1,900	173
Lincoln Electric Holdings	2,600	187
Manpowergroup	2,300	181
Masco	8,200	182
Matson	1,400	34
Middleby *	670	177
MRC Global *	5,100	137
MSC Industrial Direct, Cl A	4,250	368
Northrop Grumman	800	99
Oshkosh Truck	3,900	230
Pall	7,625	682
Parker Hannifin, Cl A	4,813	576
Pitney Bowes (A)	5,800	151
Quanta Services *	5,800	214
Regal-Beloit	5,602	407
Rockwell Automation	2,000	249
Southwest Airlines, Cl A	3,700	88
Spirit Aerosystems Holdings, Cl A *	5,300	149
Stanley Black & Decker	5,621	457
Stericycle, Cl A *	3,900	443
WABCO Holdings *	3,575	377
Watsco	3,100	310
WW Grainger	730	184
Xylem	9,602	350

		16,027

Information Technology — 15.1%
3D Systems * (A)	2,880	170
Activision Blizzard	2,900	59
Alliance Data Systems *	2,775	756
Amdocs	2,600	121
Amphenol, Cl A	6,950	637
Ansys *	2,400	185
Applied Materials	31,500	643
Arrow Electronics, Cl A *	3,200	190
Aruba Networks *	10,200	191
Autodesk, Cl A *	7,800	384
Avago Technologies, Cl A	9,900	638
Avnet	4,500	209
Booz Allen Hamilton Holding, Cl A	3,600	79
Broadridge Financial Solutions	3,600	134
CA	6,100	189
Cadence Design Systems * (A)	27,151	422
CDW	900	25
Ciena * (A)	12,200	278

Description	Shares	Market Value ($ Thousands)
Citrix Systems *	8,059	$463
CommVault Systems *	4,750	308
Comverse *	300	10
CoreLogic *	9,400	282
Diebold	8,755	349
DST Systems	1,900	180
Electronic Arts *	20,200	586
Fidelity National Information Services, Cl B	9,220	493
Fiserv, Cl A *	1,900	108
Guidewire Software, Cl Z *	4,600	226
Harris	2,700	198
iGate *	200	6
Ingram Micro, Cl A *	6,600	195
Inphi *	600	10
Integrated Device Technology *	2,300	28
Intuit	3,300	256
Juniper Networks *	15,580	401
KLA-Tencor	8,750	605
Linear Technology	3,900	190
LinkedIn, Cl A *	1,400	259
Microchip Technology (A)	10,123	483
NetApp	3,100	114
Palo Alto Networks *	4,300	295
Red Hat *	8,450	448
SanDisk	1,800	146
ServiceNow *	5,525	331
Skyworks Solutions	6,200	233
Solera Holdings	1,400	89
Splunk *	3,600	257
Symantec, Cl A	10,400	208
SYNNEX *	400	24
Synopsys *	17,486	672
Syntel *	500	45
Tableau Software, Cl A *	2,750	209
TIBCO Software, Cl E *	4,700	95
Total System Services	1,000	31
VeriFone Holdings *	9,100	308
Western Digital	3,000	276
Workday, Cl A *	4,125	377
Xerox	2,800	32
Xilinx	9,850	534
Zebra Technologies, Cl A *	400	28

		15,698

Materials — 3.9%
Air Products & Chemicals	2,826	336
Albemarle	6,497	432
Allegheny Technologies (A)	12,856	484
Ball	600	33
Celanese, Ser A	1,700	94
Domtar	400	45
Greif, Cl A	7,041	370
International Flavors & Fragrances	2,000	191
Newmont Mining	6,200	145
Nucor	5,619	284
Owens- Illinois *	6,799	230
PPG Industries	500	97
Reliance Steel & Aluminum	2,300	163
Sherwin- Williams, Cl A	2,295	453
Silgan Holdings	6,228	308

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	65

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Southern Copper	900	$26
Steel Dynamics	9,200	164
United States Lime & Minerals	100	6
Westlake Chemical	2,600	172
Worthington Industries	1,500	57

		4,090

Telecommunication Services — 0.2%
Intelsat*	2,300	43
Level 3 Communications*	4,600	180

		223

Utilities — 4.3%
AES	13,500	193
AGL Resources	12,064	591
American Water Works	1,300	59
Atmos Energy	1,900	89
DTE Energy	1,900	141
Edison International	12,091	684
Entergy	3,100	207
Great Plains Energy	18,038	488
Portland General Electric (A)	14,441	467
PPL	7,800	259
SCANA	10,621	545
UGI	3,900	178
Xcel Energy	20,558	624

		4,525

Total Common Stock (Cost $82,057) ($ Thousands)		96,596

AFFILIATED PARTNERSHIP — 2.6%
SEI Liquidity Fund, L.P. 0.070%**†† (B)	2,749,058	2,749

Total Affiliated Partnership (Cost $2,749) ($ Thousands)		2,749

CASH EQUIVALENT — 7.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	7,596,590	7,597

Total Cash Equivalent (Cost $7,597) ($ Thousands)		7,597

U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills
0.055%, 07/24/14 (C) (D)	$314	314

Total U.S. Treasury Obligations (Cost $314) ($ Thousands)		314

Total Investments — 102.8% (Cost $92,717) ($ Thousands)		$107,256

A list of the open futures contracts held by the Fund at March 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Mid 400 Index E-MINI	44	Jun-2014	$60

For the period ended March 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $104,383 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2014.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at March 31, 2014. The total market value of securities on loan at March 31, 2014 was $2,712 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2014 was $2,749 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

Ser — Series

The following is a list of the level of inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$96,596	$—	$—	$96,596
Affiliated Partnership	—	2,749	—	2,749
Cash Equivalent	7,597	—	—	7,597
U.S. Treasury Obligations	—	314	—	314

Total Investments in Securities	$104,193	$3,063	$—	$107,256

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$60	$—	$—	$60

Total Other Financial Instruments	$60	$—	$—	$60

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2014, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

66	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

March 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.6%

Consumer Discretionary — 6.8%
Autozone*	1,600	$859
Big Lots*	28,000	1,060
Canadian Tire, Cl A	23,100	2,182
Carter’s	40,300	3,129
Cracker Barrel Old Country Store	25,100	2,441
DIRECTV*	112,300	8,582
Dollar Tree*	22,773	1,188
DSW, Cl A	44,285	1,588
Foot Locker, Cl A	63,700	2,993
Gap	66,400	2,660
Kohl’s	155,061	8,808
Lear	33,089	2,770
Madison Square Garden, Cl A*	17,291	982
McDonald’s	25,300	2,480
News*	42,825	737
Norwegian Cruise Line Holdings*	9,695	313
PetSmart	66,069	4,551
Regal Entertainment Group, Cl A	3,042	57
Target, Cl A	190,860	11,549
Time Warner Cable, Cl A	33,400	4,582
TJX	41,100	2,493

		66,004

Consumer Staples — 17.5%
Altria Group	221,561	8,293
Archer-Daniels-Midland	64,700	2,807
Bunge	67,131	5,338
Cal-Maine Foods	24,200	1,519
Church & Dwight	8,472	585
Clorox	99,928	8,795
Coca-Cola Enterprises	58,800	2,808
ConAgra Foods	136,700	4,242
Costco Wholesale	46,840	5,231
CVS Caremark	126,700	9,485
Dr Pepper Snapple Group	156,823	8,540
Energizer Holdings	19,600	1,974
General Mills, Cl A	76,444	3,961
Hershey	88,557	9,245
Hormel Foods	116,674	5,749
Ingredion	25,300	1,723
Kellogg	78,925	4,949
Kimberly-Clark	40,284	4,441
Kroger	231,700	10,114
Lorillard	145,755	7,882
Mead Johnson Nutrition, Cl A	30,600	2,544
Metro, Cl A	40,300	2,369
Molson Coors Brewing, Cl B	83,600	4,921
PepsiCo	105,122	8,778
Philip Morris International	34,700	2,841
Sanderson Farms	41,900	3,289
SYSCO, Cl A	7,538	272
Tyson Foods, Cl A	305,610	13,450
Universal	31,000	1,733
Walgreen	66,800	4,411
Wal-Mart Stores	201,488	15,400
Whole Foods Market	64,873	3,290

		170,979

Energy — 3.8%
Canadian Natural Resources	68,700	2,636

Description	Shares	Market Value ($ Thousands)
Chevron	109,648	$13,038
ConocoPhillips	62,800	4,418
Exxon Mobil	81,300	7,941
Halliburton	49,500	2,915
Marathon Oil	78,700	2,796
Targa Resources	28,500	2,829
World Fuel Services	9,773	431

		37,004

Financials — 13.6%
Allied World Assurance Holdings	52,435	5,411
Allstate	54,500	3,084
American Capital Agency, Cl A †	55,100	1,184
American Financial Group	79,100	4,565
Arch Capital Group*	54,268	3,123
Assurant	42,700	2,774
Axis Capital Holdings	171,980	7,885
BOK Financial	17,200	1,188
CBOE Holdings	47,900	2,711
Chubb	52,400	4,679
CIT Group	27,978	1,372
Commerce Bancshares	914	42
Endurance Specialty Holdings	39,050	2,102
Equity Lifestyle Properties †	31,000	1,260
Everest Re Group	92,500	14,157
First Citizens BancShares, Cl A	1,035	249
Gaming and Leisure Properties †	43,408	1,583
Genworth MI Canada	71,000	2,426
HCC Insurance Holdings	43,000	1,956
Interactive Brokers Group, Cl A	46,432	1,006
Jones Lang LaSalle	23,400	2,773
McGraw-Hill	34,200	2,610
MFA Financial †	267,640	2,074
National Bank of Canada	96,800	3,885
PartnerRe	146,860	15,200
PennyMac Mortgage Investment Trust †	89,100	2,129
Platinum Underwriters Holdings	34,300	2,061
Popular*	55,269	1,713
Public Storage †	6,344	1,069
Reinsurance Group of America, Cl A	35,600	2,835
RenaissanceRe Holdings	104,831	10,231
Silver Bay Realty Trust †	7,187	112
Starwood Property Trust †	36,759	867
SVB Financial Group, Cl B*	3,600	464
Tower Group International	53,817	145
Travelers	65,600	5,583
Two Harbors Investment †	182,800	1,874
US Bancorp	158,921	6,811
Validus Holdings	170,632	6,435
White Mountains Insurance Group	1,636	981

		132,609

Health Care — 18.9%
Abbott Laboratories	58,300	2,245
AbbVie	62,700	3,223
Aetna, Cl A	94,200	7,062
AmerisourceBergen	129,894	8,520
Amgen, Cl A	71,400	8,807
AstraZeneca	56,700	3,679
Baxter International	75,000	5,518

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	67

Description	Shares	Market Value ($ Thousands)
Becton Dickinson	54,194	$6,345
Cardinal Health	183,277	12,826
Centene*	16,400	1,021
Cigna	34,600	2,897
Covance*	8,965	931
Eli Lilly	82,585	4,861
Express Scripts Holding*	94,862	7,123
Forest Laboratories, Cl A*	5,014	462
Henry Schein*	8,170	975
Humana	51,154	5,766
Idexx Laboratories*	39,543	4,801
Intuitive Surgical*	4,041	1,770
Johnson & Johnson	118,700	11,660
Laboratory Corp of America Holdings*	42,702	4,194
McKesson	78,154	13,800
Medtronic	52,100	3,206
Merck	218,529	12,406
Myriad Genetics*	3,215	110
Omnicare	48,400	2,888
Pfizer	286,400	9,199
Quest Diagnostics	193,622	11,215
Questcor Pharmaceuticals	11,300	734
Sirona Dental Systems, Cl A*	579	43
St. Jude Medical	31,900	2,086
Taro Pharmaceuticals Industries*	4,000	444
Techne, Cl A	17,052	1,456
United Therapeutics*	13,200	1,241
UnitedHealth Group	94,600	7,756
WellCare Health Plans*	13,400	851
WellPoint	79,400	7,904
Zimmer Holdings	44,700	4,228

		184,253

Industrials — 5.3%
Alliant Techsystems	43,100	6,127
Cintas	6,697	399
Dun & Bradstreet	17,600	1,749
Exelis	64,200	1,221
FTI Consulting*	32,000	1,067
General Dynamics	24,100	2,625
Huntington Ingalls Industries, Cl A	26,600	2,720
L-3 Communications Holdings	77,600	9,168
Landstar System	8,435	499
Lockheed Martin	57,842	9,442
Northrop Grumman	79,278	9,781
Raytheon	72,200	7,133

		51,931

Information Technology — 11.3%
Amdocs	335,881	15,605
Apple	15,888	8,528
Aspen Technology*	43,800	1,855
Booz Allen Hamilton Holding, Cl A	7,269	160
Broadridge Financial Solutions	78,445	2,914
Brocade Communications Systems*	273,342	2,900
CACI International, Cl A*	20,600	1,520
Cisco Systems	225,100	5,045
Citrix Systems*	10,791	620
Dolby Laboratories, Cl A*	67,300	2,995

Description	Shares	Market Value ($ Thousands)
DST Systems	7,016	$665
Factset Research Systems	48,939	5,276
Flextronics International*	240,800	2,225
Genpact*	19,703	343
Harris	98,100	7,177
Hewlett-Packard	103,790	3,358
Intel	249,200	6,432
International Business Machines	47,168	9,079
Intuit	8,523	662
Juniper Networks*	35,040	903
Leidos Holdings	54,750	1,936
Marvell Technology Group	100,100	1,577
Micron Technology*	38,100	901
Micros Systems*	58,358	3,089
Microsoft	196,700	8,063
Nvidia	195,967	3,510
Oracle, Cl B	69,800	2,856
Paychex	29,041	1,237
Polycom*	154,305	2,117
Qualcomm	9,300	733
Science Applications International	31,285	1,170
Skyworks Solutions	75,800	2,844
Tech Data*	30,000	1,829

		110,124

Materials — 1.4%
Ball	51,300	2,812
Barrick Gold	30,100	536
Bemis	61,000	2,394
CF Industries Holdings	11,000	2,867
Compass Minerals International, Cl A	6,966	575
Domtar	24,400	2,738
Scotts Miracle-Gro, Cl A	15,791	968
Sonoco Products	26,000	1,066

		13,956

Telecommunication Services — 5.1%
AT&T	558,477	19,586
BCE	108,100	4,663
NTT DoCoMo ADR	260,300	4,105
Rogers Communications, Cl B	84,700	3,515
SK Telecom ADR	191,000	4,311
TELUS	135,300	4,861
tw telecom, Cl A*	77,700	2,429
Verizon Communications	136,110	6,475

		49,945

Utilities — 11.9%
AGL Resources	56,200	2,751
Ameren	139,400	5,743
American Electric Power	109,000	5,522
American States Water	62,800	2,028
American Water Works	75,969	3,449
Atmos Energy	66,700	3,144
Avista	49,700	1,523
Calpine*	71,500	1,495
Consolidated Edison	168,544	9,042
DTE Energy	84,774	6,298
Duke Energy	77,897	5,548
Edison International	208,526	11,805
Entergy	143,500	9,593

68	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Exelon	274,600	$9,215
FirstEnergy	69,900	2,379
Hawaiian Electric Industries	21,752	553
NRG Energy	73,500	2,337
PG&E	237,500	10,260
Portland General Electric	111,200	3,596
PPL	104,100	3,450
Public Service Enterprise Group	255,600	9,749
SCANA	89,200	4,578
Southern	58,883	2,587

		116,645

Total Common Stock (Cost $747,111) ($ Thousands)		933,450

CASH EQUIVALENT — 4.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	39,663,697	39,664

Total Cash Equivalent (Cost $39,664) ($ Thousands)		39,664

U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills
0.057%, 07/24/14 (A) (B)	$1,599	1,599

Total U.S. Treasury Obligations (Cost $1,598) ($ Thousands)		1,599

Total Investments — 99.9% (Cost $788,373) ($ Thousands)		$974,713

A list of the open futures contracts held by the Fund at March 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	302	Jun-2014	$461

For the period ended March 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $975,942 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2014.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	Security, or portion thereof has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$933,450	$—	$—	$933,450
Cash Equivalent	39,664	—	—	39,664
U.S. Treasury Obligations	—	1,599	—	1,599

Total Investments in Securities	$973,114	$1,599	$—	$974,713

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$461	$—	$—	$461

Total Other Financial Instruments	$461	$—	$—	$461

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2014, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	69

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund

March 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.0%

Australia — 5.8%
AGL Energy	126,241	$1,776
Amcor	745,796	7,182
Brambles	134,454	1,154
CFS Retail Property Trust Group †	677,761	1,187
Coca-Cola Amatil	557,743	5,702
Computershare	48,929	549
CSL	64,472	4,157
Federation Centres †	648,592	1,419
Flight Centre Travel Group	95,444	4,644
Hansen Technologies	41,039	46
Incitec Pivot	276,829	759
Insurance Australia Group	217,675	1,124
Metcash, Cl A	1,860,261	4,518
Primary Health Care	80,883	353
Ramsay Health Care	3,002	134
REA Group	17,755	802
Sonic Healthcare	237,686	3,805
SP AusNet, Cl Miscellaneous	3,451,242	4,190
Sydney Airport	737,082	2,862
Tabcorp Holdings	906,246	2,864
Tatts Group	2,199,095	5,911
Telstra, Cl B	1,553,284	7,313
Transurban Group	419,975	2,826
Treasury Wine Estates	437,353	1,431
Wesfarmers	66,102	2,524
Westfield Group †	641,339	6,093
Westfield Retail Trust †	1,241,252	3,428
Woodside Petroleum	186,674	6,751
Woolworths	172,871	5,723

		91,227

Austria — 0.1%
Oesterreichische Post	20,933	1,054
Verbund	36,862	759

		1,813

Belgium — 0.3%
Arseus	6,254	337
Belgacom	118,520	3,713

		4,050

Canada — 12.6%
Alimentation Couche Tard, Cl B	48,400	3,921
Bank of Montreal	164,400	11,016
BCE	260,818	11,252
Bell Aliant	299,869	7,346
Canadian Imperial Bank of Commerce	159,400	13,756
Canadian Tire, Cl A	195,200	18,433
CGI Group, Cl A*	121,200	3,748
CI Financial	33,700	1,065
Dollarama	70,300	5,364
Emera	72,400	2,257
Empire, Cl A	72,600	4,451
Encana	213,900	4,576
EnerCare	15,822	163
Fairfax Financial Holdings	2,900	1,261
First Capital Realty	47,700	758
Fortis, Cl Common Subscription Receipt	202,400	5,780

Description	Shares	Market Value ($ Thousands)
George Weston	75,600	$5,640
Gildan Activewear	32,000	1,615
H&R †	139,500	2,889
Industrial Alliance Insurance and Financial Services*	35,700	1,471
Intact Financial, Cl Common Subscription Receipt	113,600	7,081
K-Bro Linen	4,265	151
Keyera	10,200	648
Laurentian Bank of Canada	13,000	556
Manitoba Telecom Services	213,000	5,851
Metro, Cl A	236,600	13,912
Morguard †	28,100	433
National Bank of Canada	210,600	8,453
North West	20,982	466
Onex	24,000	1,335
Open Text	20,600	986
Pembina Pipeline	68,900	2,621
Power Corp of Canada	30,100	824
Premium Brands Holdings	4,500	85
RioCan, Cl Trust Unit †	215,000	5,187
Rogers Communications, Cl B	284,500	11,808
Saputo	110,100	5,555
Shaw Communications, Cl B	90,300	2,160
SNC-Lavalin Group	11,800	517
Tim Hortons	134,500	7,450
Toronto-Dominion Bank	201,200	9,448
TransCanada	107,300	4,885
Valener	33,226	468
Vermilion Energy	7,200	450

		198,092

Denmark — 1.8%
AP Moeller - Maersk, Cl B	87	1,044
Carlsberg, Cl B	43,084	4,287
D/S Norden	37,641	1,605
GN Store Nord	31,252	776
H Lundbeck, Cl H	22,064	680
Jyske Bank*	24,541	1,349
Matas*	10,867	305
Novo Nordisk, Cl B	3,840	175
Royal UNIBREW	13,388	2,229
Schouw	4,020	197
SimCorp	16,400	666
TDC	1,001,473	9,263
Topdanmark*	211,007	6,147

		28,723

Finland — 0.0%
Olvi, Cl A	1,700	58
Orion, Cl B	10,581	320

		378

France — 0.4%
Boiron	6,078	494
Bonduelle S.C.A.	6,128	181
Dassault Systemes	24,782	2,904
Korian Medical	12,095	464
Lagardere SCA	13,095	520
Orpea	12,211	811
Societe d’Edition de Canal +	13,049	116
Tessi	531	64

70	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Shares	Market Value ($ Thousands)
Vilmorin & Cie	2,548	$358

		5,912

Germany — 2.2%
Celesio	14,606	500
Deutsche Telekom	228,819	3,699
Fielmann	42,196	5,672
Fresenius Medical Care	106,813	7,456
Merck KGaA	46,901	7,902
Rhoen Klinikum	92,022	2,949
Stada Arzneimittel	84,893	3,635
Suedzucker	100,501	2,864
Wincor Nixdorf	4,085	293

		34,970

Greece — 0.0%
Coca-Cola HBC	25,011	623

		623

Guernsey — 0.6%
Amdocs	222,273	10,327

		10,327

Hong Kong — 3.1%
Cathay Pacific Airways	196,000	366
Cheung Kong Infrastructure Holdings	591,000	3,772
Chow Tai Fook Jewellery Group	1,947,200	3,068
CLP Holdings, Cl B	1,826,000	13,771
Hutchison Whampoa	372,000	4,925
Li & Fung	426,000	629
Link †	844,500	4,153
NWS Holdings	79,000	133
PCCW	1,893,000	949
Power Assets Holdings	681,500	5,908
Prosperity †	586,000	169
Shangri-La Asia	126,000	206
Sunlight †	590,000	221
Swire Pacific, Cl A	277,000	3,230
Transport International Holdings, Cl B	14,000	26
Uni-Bio Science Group*	5,500,000	188
Wynn Macau	1,056,800	4,387
Yue Yuen Industrial Holdings	673,500	2,192

		48,293

Ireland — 0.3%
Greencore Group	336,496	1,546
ICON*	31,233	1,485
Kerry Group, Cl A	14,861	1,135

		4,166

Israel — 1.3%
Azrieli Group	63,154	2,207
Bank Hapoalim	181,473	1,035
Bank Leumi Le-Israel*	112,021	436
Check Point Software Technologies*	55,792	3,773
Formula Systems 1985	3,851	118
Ituran Location and Control	6,055	150
Osem Investments	39,949	938
Paz Oil	1,158	175
Plus500	20,847	208
Strauss Group	29,468	533

Description	Shares	Market Value ($ Thousands)
Teva Pharmaceutical Industries	222,091	$11,461

		21,034

Italy — 0.3%
Amplifon	29,420	198
CNH Industrial	7,900	91
CSP International Fashion Group	1,207	3
Snam Rete Gas	335,639	1,966
Terna Rete Elettrica Nazionale	480,102	2,573

		4,831

Japan — 6.2%
Ajis	1,300	19
Alpen	19,900	360
Aozora Bank	559,000	1,596
Asahi Kasei	117,000	798
Benesse, Cl A	66,600	2,551
Bic Camera	163,900	990
Can Do	38,400	615
Coca-Cola West	74,200	1,298
Dunlop Sports	15,300	186
Duskin	30,600	588
Dydo Drinco	54,400	2,274
Earth Chemiclal	12,800	467
FamilyMart, Cl H	24,600	1,083
Fancl	240,200	2,860
Hakuhodo DY Holdings	37,400	261
Hirose Electric	5,000	688
House Foods Group	164,100	2,731
Idemitsu Kosan	35,700	735
Ito En	157,800	3,539
Itochu-Shokuhin	3,900	134
Itoham Foods	79,000	361
Japan Airlines	19,600	967
Japan Petroleum Exploration	10,300	343
Kappa Create Holdings	48,400	463
Kasumi	16,300	110
Kewpie	477,800	6,593
KEY Coffee	16,900	260
Kinden	30,000	291
Kobayashi Pharmaceutical	11,500	664
Kohnan Shoji	16,900	172
Kose	169,400	5,576
Kura	22,100	444
Lion, Cl H	1,269,400	7,531
Mandom	33,200	1,203
Marudai Food	82,000	244
Matsumotokiyoshi Holdings	51,300	1,636
Matsuya Foods	16,600	289
Maxvalu Tokai	3,300	44
McDonald’s Holdings Japan	221,300	5,967
Megmilk Snow Brand	57,200	748
Ministop	92,000	1,491
Morinaga	177,000	388
Morinaga Milk Industry	486,025	1,567
MOS Food Services	28,000	565
Nihon Shokuhin Kako	2,000	7
Nippon Flour Mills	149,000	817
Nippon Telegraph & Telephone	152,000	8,293
Nisshin Oillio Group	187,000	610
Noevir Holdings	66,200	1,252
NTT DOCOMO	530,400	8,385

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	71

Description	Shares	Market Value ($ Thousands)
Ohsho Food Service	21,000	$708
Oracle Japan	65,300	2,964
Osaka Gas	32,000	122
Otsuka	8,000	1,047
Otsuka Holdings	31,400	941
Ricoh	234,100	2,705
Rock Field	27,700	526
Royal Holdings	45,100	650
Sankyo	17,000	717
Seikagaku	13,500	181
Sogo Medical	3,500	141
Starbucks Coffee Japan	58,400	647
Studio Alice	26,600	336
Suzuken	5,800	225
TKC	8,200	163
Tokai	9,200	263
Watami Food Services	9,600	140
Yamazaki Baking	127,000	1,507
Yoshinoya Holdings	232,700	2,973

		98,010

Netherlands — 0.7%
Heineken Holding	17,732	1,145
Royal Dutch Shell, Cl A	247,579	9,049
TNT Express	62,737	617

		10,811

New Zealand — 1.4%
Air New Zealand	388,565	690
Argosy Property	181,940	144
Auckland International Airport	1,366,694	4,519
Chorus	17,569	26
Contact Energy	224,546	1,037
Fisher & Paykel Healthcare	161,061	594
Fletcher Building	349,272	2,885
Infratil	102,751	201
Port of Tauranga	37,108	457
Restaurant Brands New Zealand	21,157	54
Ryman Healthcare	209,077	1,588
Sky City Entertainment Group	541,477	1,846
SKY Network Television	241,603	1,310
Summerset Group Holdings	69,427	216
Telecom Corp of New Zealand	3,115,332	6,596
Trade Me Group, Cl H	46,016	163

		22,326

Norway — 2.6%
Norsk Hydro	948,974	4,731
Orkla	1,009,368	8,607
Statoil	534,627	15,091
Telenor	553,074	12,259

		40,688

Portugal — 1.3%
CTT - Correiose de Portugal	24,538	270
EDP - Energias de Portugal	3,996,317	18,567
Portucel	122,445	557
Semapa-Sociedade de Investimento e Gestao	25,343	372
Sonaecom - SGPS	260,450	775

		20,541

Description	Shares	Market Value ($ Thousands)

Singapore — 2.6%
CapitaCommercial Trust †	1,507,000	$1,780
CapitaMall Trust †	84,000	126
China Yuchai International	29,083	616
ComfortDelGro	306,000	483
First †	140,000	120
Keppel	194,000	1,680
Mapletree Industrial Trust †	247,000	268
Metro Holdings	73,539	50
MobileOne	1,251,000	3,452
Olam International	454,000	801
OSIM International	252,000	519
Raffles Medical Group	70,000	179
Sabana Shari’ah Compliant Industrial, Cl REIT †	867,000	710
SATS	209,000	505
Sembcorp Industries	121,000	528
Sembcorp Marine	132,000	425
Singapore Airlines	225,000	1,873
Singapore Post	2,180,000	2,358
Singapore Press Holdings	951,000	3,176
Singapore Telecommunications	2,343,000	6,801
StarHub	2,770,000	9,251
Wilmar International	1,906,000	5,244
Yanlord Land Group	394,000	335

		41,280

Spain — 1.2%
Abengoa	297,505	1,383
Abertis Infraestructuras	81,719	1,867
Amadeus IT Holding, Cl A	54,700	2,273
Ebro Foods	15,430	357
EDP Renovaveis	95,769	638
Enagas	144,810	4,406
Gas Natural SDG	278,780	7,842

		18,766

Sweden — 1.5%
Axfood	128,061	7,071
Hennes & Mauritz, Cl B	141,197	6,011
KappAhl*	26,114	162
Swedish Match	39,719	1,296
TeliaSonera	1,162,718	8,751

		23,291

Switzerland — 2.0%
Actelion	5,944	563
Allreal Holding, Cl A	25,111	3,625
Aryzta	13,956	1,234
Atel Holding*	4,200	580
Basler Kantonalbank, Cl H	2,216	193
Bell	46	126
Emmi	1,224	441
Galenica	8,738	8,463
Intershop Holdings	15	6
Kaba Holding	2,684	1,282
Lindt & Spruengli	8	471
Mobilezone Holding	28,743	319
Mobimo Holding	1,858	394
Novartis	6,270	532
Orior	660	42
PSP Swiss Property	9,674	910
Siegfried Holding	5,821	1,100

72	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Shares	Market Value ($ Thousands)
Swisscom	19,082	$11,730

		32,011

United Kingdom — 10.9%
Admiral Group	75,702	1,802
Associated British Foods	144,946	6,720
AstraZeneca	284,622	18,394
British American Tobacco	139,620	7,764
British Sky Broadcasting Group	285,606	4,347
Centrica	1,984,573	10,908
Cranswick	60,855	1,241
Dairy Crest Group	18,916	152
GlaxoSmithKline	521,518	13,837
Greggs	477,871	4,027
Imperial Tobacco Group	393,487	15,895
J Sainsbury	2,342,586	12,345
Next, Cl A	160,703	17,682
Royal Dutch Shell, Cl A	182,333	6,660
Sage Group	193,376	1,348
Serco Group	174,456	1,225
Smith & Nephew	696,396	10,554
SSE	473,979	11,608
Synergy Health	46,324	1,066
Tate & Lyle	669,562	7,451
Unilever	197,131	8,417
WM Morrison Supermarkets	2,239,414	7,952

		171,395

United States — 34.8%
Almost Family*	5,441	126
Altria Group	247,785	9,274
Amsurg*	31,022	1,461
Apple	8,719	4,680
Archer-Daniels-Midland	180,209	7,819
Associated Banc-Corp	225,516	4,073
AT&T	476,353	16,706
Automatic Data Processing	49,462	3,821
Autozone*	12,066	6,481
Avista	50,509	1,548
Baxter International	56,362	4,147
Becton Dickinson	80,901	9,472
Benchmark Electronics*	12,133	275
Brookline Bancorp, Cl A	79,953	753
Bunge	116,665	9,276
C.R. Bard	26,747	3,958
Cablevision Systems, Cl A	448,285	7,562
CACI International, Cl A*	25,392	1,874
Capella Education	3,316	209
Capitol Federal Financial	743,249	9,328
Cardinal Health	130,711	9,147
Charles River Laboratories International*	55,617	3,356
Chemed	11,123	995
Cigna	93,028	7,789
Cintas	43,640	2,602
Clorox	212,777	18,727
Coca-Cola Bottling Consolidated	5,459	464
Colgate-Palmolive	111,835	7,255
Comverse*	11,802	408
ConocoPhillips	138,094	9,715
Consolidated Edison	4,274	229
Constellium, Cl A*	17,864	524

Description	Shares	Market Value ($ Thousands)
CVS Caremark	16,970	$1,270
Dentsply International	17,858	822
Dice Holdings*	213,649	1,594
Dr Pepper Snapple Group	52,255	2,846
DST Systems	102,790	9,744
Duke Energy	8,030	572
Edison International	66,453	3,762
Eli Lilly	17,204	1,013
Empire District Electric	293,355	7,134
Energizer Holdings	7,147	720
Enzymotec*	6,000	132
Exelon	318,122	10,676
Facebook, Cl A*	57,280	3,451
General Mills, Cl A	241,656	12,523
Google, Cl A*	1,764	1,966
Great Plains Energy	51,397	1,390
Harris	39,202	2,868
HealthSouth	58,358	2,097
Henry Schein*	77,700	9,275
Hershey	110,719	11,559
Hill-Rom Holdings	138,345	5,332
Hillshire Brands	53,695	2,001
Idacorp, Cl A	13,570	753
Intuit	87,869	6,830
Intuitive Surgical*	3,422	1,499
Jack Henry & Associates	103,520	5,772
Johnson & Johnson	200,445	19,690
Kaiser Aluminum	53,788	3,842
Kellogg	174,312	10,931
Kimberly-Clark	128,195	14,134
L-3 Communications Holdings	22,035	2,604
Laboratory Corp of America Holdings*	163,181	16,026
Liberty Media - Interactive, Cl A*	302,676	8,738
LifePoint Hospitals*	5,921	323
Lorillard	186,661	10,095
McKesson	45,377	8,012
Medcath*	43,046	59
MEDNAX*	23,619	1,464
Medtronic	160,000	9,846
Merck	281,649	15,989
MGE Energy	3,804	149
Michael Kors Holdings*	19,386	1,808
Monster Worldwide*	152,663	1,142
News*	407,300	7,014
Northfield Bancorp	32,165	414
Northrop Grumman	52,020	6,418
Northwest Bancshares	75,904	1,108
Nutrisystem	159,424	2,403
Oil-Dri Corp of America	3,429	118
Omnicare	66,512	3,969
Orchids Paper Products	29,612	906
Oritani Financial	32,447	513
Otter Tail	30,397	936
Owens & Minor	255,163	8,938
Patterson	63,060	2,633
PDL BioPharma	56,381	469
People’s United Financial	142,469	2,118
PepsiCo	108,267	9,040
PetSmart	6,697	461
Pfizer	228,848	7,350

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	73

Description	Face Amount (Thousands)(1) Shares	Market Value ($ Thousands)
Philip Morris International	92,157	$7,545
Procter & Gamble	98,529	7,941
Provident Financial Services	53,364	980
Quest Diagnostics	190,158	11,014
Reading International, Cl A *	16,183	119
Reliance Steel & Aluminum	12,443	879
Simplicity Bancorp	5,945	105
Steel Dynamics	241,903	4,303
STERIS, Cl A	16,536	790
Territorial Bancorp	7,233	156
Tim Hortons	18,808	1,040
Tyson Foods, Cl A	354,106	15,584
Unifirst	1,657	182
Unitil	48,505	1,593
Universal	77,830	4,350
Vector Group	338,674	7,295
VeriSign *	136,197	7,342
Verizon Communications	205,535	9,777
Wal-Mart Stores	165,441	12,645
Washington Federal	58,312	1,359
Weis Markets	28,796	1,418
Wintrust Financial	14,869	723

		548,455

Total Common Stock (Cost $1,326,944) ($ Thousands)		1,482,013

CASH EQUIVALENT — 5.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010%**††	86,244,660	86,245

Total Cash Equivalent (Cost $86,245) ($ Thousands)		86,245

TIME DEPOSITS — 0.7%
Brown Brothers Harriman
1.950%, 04/01/2014 NZD	71	62
1.929%, 04/01/2014 AUD	230	213
0.278%, 04/01/2014 CAD	126	115
0.100%, 04/01/2014 SEK	1,633	252
0.100%, 04/01/2014 DKK	19	4
0.076%, 04/01/2014 EUR	68	94
0.048%, 04/01/2014 GBP	891	1,486
0.030%, 04/01/2014	8,462	8,462
0.005%, 04/01/2014 JPY	6,109	59
0.005%, 04/01/2014 HKD	5,889	759
0.001%, 04/01/2014 CHF	—	—

Total Time Deposits (Cost $11,506) ($ Thousands)		11,506

Description	Face Amount (Thousands)(1) Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 0.2%
United States Treasury Bills 0.052%, 7/24/2014 (A) (B)	$3,886	$3,885

Total U.S. Treasury Obligations (Cost $3,885) ($ Thousands)		3,885

Total Investments — 100.4% (Cost $1,428,580) ($ Thousands)		$1,583,649

A list of the open futures contracts held by the Fund at March 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	203	Jun-2014	$287
FTSE 100 Index	65	Jun-2014	67
Hang Seng Index	10	Apr-2014	14
S&P 500 Index E-MINI	365	Jun-2014	578
SPI 200 Index	23	Jun-2014	31
Topix Index	43	Jun-2014	(68)

			$909

For the period ended March 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at March 31, 2014, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
4/28/14	AUD	104,489	USD	96,189	$(469)
4/28/14	CAD	218,075	USD	195,595	(1,890)
4/28/14	CHF	31,735	USD	35,836	(108)
4/28/14	DKK	185,016	USD	34,165	(2)
4/28/14	EUR	77,899	USD	107,397	49
4/28/14	GBP	114,514	USD	189,691	(1,160)
4/28/14	HKD	446,135	USD	57,506	(16)
4/28/14	JPY	11,145,365	USD	108,959	707
4/28/14	NOK	258,978	USD	42,795	(431)
4/28/14	NZD	25,957	USD	22,290	(183)
4/28/14	SEK	152,499	USD	23,603	86
4/28/14	SGD	72,764	USD	57,405	(471)
4/28/14	USD	534	AUD	578	1
4/28/14	USD	1,710	CAD	1,892	4
4/28/14	USD	740	GBP	446	2
4/28/14	USD	233	JPY	23,781	(2)
4/28/14	USD	343	NOK	2,061	1
4/28/14	USD	193	NZD	223	–
4/28/14	USD	302	SGD	381	1

					$(3,881)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2014, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Depreciation ($ Thousands)
Brown Brothers Harriman	($979,374)	$975,493	$(3,881)

For the period ended March 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,577,176 ($ Thousands).

(1)	In U.S. Dollars unless otherwise indicated.

*	Non-income producing security.

74	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

**	Rate shown is the 7-day effective yield as of March 31, 2014.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	Security, or portion thereof has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at the time of purchase.

AUD — Australia Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
Cl — Class
DJ — Dow Jones
DKK — Denmark Krone
EUR — Euro
FTSE — Financial Times and the London Stock Exchange
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar
S&P — Standard & Poor’s
SEK — Sweden Krona
SGD — Singapore Dollar
SPI — Swiss Performance Index
USD — U.S. Dollar

The following is a list of the level of inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,454,631	$27,382	$—	$1,482,013
Cash Equivalent	86,245	—	—	86,245
Time Deposits	—	11,506	—	11,506
U.S. Treasury Obligations	—	3,885	—	3,885

Total Investments in Securities	$1,540,876	$42,773	$—	$1,583,649

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$977	$—	$—	$977
Unrealized Depreciation	(68)	—	—	(68)
Forwards Contracts *
Unrealized Appreciation	—	851	—	851
Unrealized Depreciation	—	(4,732)	—	(4,732)

Total Other Financial Instruments	$909	$(3,881)	$—	$(2,972)

*	Futures contracts and Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2014, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	75

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Managed Volatility Fund

March 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.7%

Consumer Discretionary — 6.3%
Advance Auto Parts*	7,500	$949
Big Lots*	16,600	629
Canadian Tire, Cl A*	24,100	2,276
Cogeco Cable*	10,500	546
Cracker Barrel Old Country Store*	11,300	1,099
DIRECTV*	58,640	4,481
Dollar General*	8,319	461
DSW, Cl A*	27,313	980
Foot Locker, Cl A*	48,000	2,255
Gap*	51,800	2,075
Graham Holdings, Cl B*	1,700	1,196
Hasbro*	37,800	2,102
Kohl’s*	43,600	2,476
Lear*	23,100	1,934
Magna International, Cl A*	8,600	828
McDonald’s*	59,370	5,820
Morningstar, Cl A*	51,361	4,059
PetSmart*	30,400	2,094
Scripps Networks Interactive, Cl A*	5,100	387
Target, Cl A*	87,119	5,272
Time Warner Cable, Cl A*	18,400	2,524

		44,443

Consumer Staples — 19.0%
Altria Group*	161,988	6,063
Archer-Daniels-Midland*	38,400	1,666
Brown-Forman, Cl B*	10,662	956
Cal-Maine Foods*	34,300	2,154
Campbell Soup*	14,306	642
Church & Dwight*	63,904	4,414
Clorox*	40,783	3,589
Coca-Cola Enterprises*	49,400	2,359
Colgate-Palmolive*	68,913	4,470
ConAgra Foods*	120,738	3,747
Costco Wholesale*	38,401	4,289
CVS Caremark*	68,900	5,158
Dr Pepper Snapple Group*	74,400	4,052
Energizer Holdings*	16,200	1,632
General Mills, Cl A*	88,908	4,607
Hershey*	66,657	6,959
Hormel Foods*	101,460	4,999
JM Smucker*	27,707	2,694
Kellogg*	45,447	2,850
Kimberly-Clark*	43,439	4,789
Kroger*	181,616	7,927
Lorillard*	162,079	8,765
McCormick*	50,324	3,610
Metro, Cl A*	35,000	2,058
Molson Coors Brewing, Cl B*	35,200	2,072
PepsiCo*	42,596	3,557
Philip Morris International*	59,036	4,834
Procter & Gamble*	58,418	4,709
Reynolds American*	76,846	4,105
Tyson Foods, Cl A*	132,900	5,849
Universal*	16,000	894
Walgreen*	48,400	3,196

Description	Shares	Market Value ($ Thousands)
Wal-Mart Stores*	137,523	$10,511

		134,176

Energy — 3.1%
Canadian Natural Resources*	60,200	2,310
Chevron*	45,300	5,387
ConocoPhillips*	50,300	3,538
Core Laboratories*	3,300	655
Exxon Mobil*	84,800	8,283
Halliburton*	28,800	1,696

		21,869

Financials — 13.7%
Allied World Assurance Holdings*	20,831	2,150
Allstate*	38,400	2,173
American Capital Agency, Cl A* †	38,300	823
American Financial Group*	41,500	2,395
Arch Capital Group*	54,338	3,127
Assurant*	31,600	2,053
Axis Capital Holdings*	52,000	2,384
Canadian Imperial Bank of Commerce*	31,000	2,675
CBOE Holdings*	34,100	1,930
Chubb*	34,200	3,054
Comerica*	38,000	1,968
Cullen/Frost Bankers*	44,259	3,431
Endurance Specialty Holdings*	20,100	1,082
Everest Re Group*	43,773	6,699
Genworth MI Canada*	23,900	817
Government Properties Income Trust, Cl A* †	55,900	1,409
Hancock Holding, Cl A*	20,100	737
Hanover Insurance Group, Cl A*	17,900	1,100
HCC Insurance Holdings*	73,400	3,339
Home Properties* †	24,493	1,472
Interactive Brokers Group, Cl A*	71,979	1,560
Jones Lang LaSalle*	2,900	344
Maiden Holdings*	62,300	777
MFA Financial* †	126,200	978
Mid-America Apartment Communities* †	29,610	2,021
National Bank of Canada*	71,400	2,866
PartnerRe*	73,279	7,584
PennyMac Mortgage Investment Trust* †	50,500	1,207
People’s United Financial*	253,013	3,762
Platinum Underwriters Holdings*	22,400	1,346
ProAssurance*	11,951	532
Prosperity Bancshares*	27,100	1,793
Public Storage* †	2,500	421
Reinsurance Group of America, Cl A*	22,600	1,800
RenaissanceRe Holdings*	94,358	9,209
Silver Bay Realty Trust* †	4,355	68
SVB Financial Group, Cl B*	17,900	2,305
Tanger Factory Outlet Centers* †	36,274	1,270
TFS Financial*	85,986	1,069
Tower Group International*	18,921	51
Travelers*	49,800	4,238
Two Harbors Investment* †	140,000	1,435

76	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Description	Shares	Market Value ($ Thousands)
Validus Holdings*	102,228	$3,855
White Mountains Insurance Group*	2,688	1,613

		96,922

Health Care — 19.1%
Abbott Laboratories*	60,100	2,314
AbbVie*	45,500	2,339
Actavis*	10,200	2,100
Aetna, Cl A*	65,700	4,925
AmerisourceBergen*	71,537	4,692
Amgen, Cl A*	48,800	6,019
AstraZeneca*	53,600	3,478
Baxter International*	34,500	2,538
Becton Dickinson*	22,400	2,623
Cardinal Health*	64,600	4,521
Celgene, Cl A*	3,600	503
Centene*	28,300	1,761
Cigna*	25,600	2,143
Cooper, Cl A*	2,400	330
Cubist Pharmaceuticals*	24,400	1,785
Eli Lilly*	44,380	2,612
Endo International*	25,300	1,737
Express Scripts Holding*	25,300	1,900
Forest Laboratories, Cl A*	20,600	1,901
Greatbatch*	21,800	1,001
Humana*	43,897	4,948
Idexx Laboratories*	19,600	2,379
Jazz Pharmaceuticals*	12,700	1,761
Johnson & Johnson*	135,917	13,351
Laboratory Corp of America Holdings*	45,981	4,516
McKesson*	29,800	5,262
MEDNAX*	32,800	2,033
Medtronic*	29,000	1,785
Merck*	169,938	9,647
Omnicare*	27,600	1,647
PDL BioPharma*	96,900	805
Perrigo*	25,564	3,954
Pfizer*	189,700	6,093
Quest Diagnostics*	124,379	7,204
St. Jude Medical*	24,200	1,582
Techne, Cl A*	24,838	2,120
UnitedHealth Group*	63,200	5,182
WellPoint*	60,300	6,003
Zimmer Holdings*	36,400	3,443

		134,937

Industrials — 5.9%
Alliant Techsystems*	40,300	5,729
Dun & Bradstreet*	12,300	1,222
FTI Consulting*	19,800	660
General Dynamics*	22,900	2,494
Huntington Ingalls Industries, Cl A*	13,700	1,401
L-3 Communications Holdings*	55,500	6,557
Landstar System*	24,200	1,433
Lockheed Martin*	12,700	2,073
Northrop Grumman*	52,700	6,502
Old Dominion Freight Line, Cl A*	32,000	1,816
Raytheon*	66,100	6,530

Description	Shares	Market Value ($ Thousands)
Rollins*	54,200	$1,639
Stericycle, Cl A*	34,579	3,929

		41,985

Information Technology — 9.0%
Activision Blizzard*	23,400	478
Amdocs*	129,100	5,998
Apple*	5,062	2,717
Aspen Technology*	10,200	432
Automatic Data Processing*	42,846	3,310
Broadridge Financial Solutions*	44,500	1,653
CA*	48,400	1,499
CACI International, Cl A*	11,100	819
Cisco Systems*	134,000	3,003
CSG Systems International*	37,600	979
Dolby Laboratories, Cl A*	44,800	1,994
Factset Research Systems*	19,400	2,092
Flextronics International*	232,600	2,149
Flir Systems*	11,900	428
Global Payments*	10,700	761
Google, Cl A*	1,809	2,016
Harris*	63,400	4,638
IAC*	20,512	1,465
Ingram Micro, Cl A*	73,000	2,158
Intel*	165,200	4,264
International Business Machines*	25,139	4,839
Jack Henry & Associates*	13,800	770
Leidos Holdings*	25,675	908
Marvell Technology Group*	50,200	790
Microsoft*	111,500	4,570
Oracle, Cl B*	60,400	2,471
Qualcomm*	19,300	1,522
Science Applications International*	14,671	549
Skyworks Solutions*	63,700	2,390
Tech Data*	22,200	1,353
Zebra Technologies, Cl A*	7,200	500

		63,515

Materials — 1.8%
AptarGroup*	7,900	522
Ball*	34,700	1,902
Barrick Gold*	24,900	444
Bemis*	42,300	1,660
CF Industries Holdings*	8,300	2,163
Domtar*	18,100	2,031
LyondellBasell Industries, Cl A*	19,200	1,708
Sonoco Products*	14,500	595
Westlake Chemical*	29,400	1,946

		12,971

Telecommunication Services — 3.6%
AT&T*	271,400	9,518
BCE*	92,600	3,994
CenturyTel*	22,653	744
NTT DoCoMo ADR*	130,100	2,052
Rogers Communications, Cl B*	68,600	2,847
SBA Communications, Cl A*	10,900	991
SK Telecom ADR*	129,800	2,930
TELUS*	32,100	1,154

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014	77

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Verizon Communications*	32,974	$1,569

		25,799

Utilities — 13.2%
AGL Resources*	70,436	3,449
Alliant Energy*	6,300	358
Ameren*	110,700	4,561
American Electric Power*	81,000	4,103
American States Water*	45,000	1,453
Atmos Energy*	46,500	2,191
Avista*	50,300	1,542
Consolidated Edison*	99,706	5,349
Dominion Resources*	13,121	932
DTE Energy*	41,025	3,048
Duke Energy*	54,813	3,904
Edison International*	109,300	6,188
Entergy*	100,000	6,685
Exelon*	203,400	6,826
Great Plains Energy*	13,200	357
ITC Holdings*	75,342	2,814
Northeast Utilities*	84,838	3,860
OGE Energy*	56,484	2,076
PG&E*	144,200	6,229
Pinnacle West Capital*	30,700	1,678
Portland General Electric*	64,100	2,073
PPL*	53,000	1,756
Public Service Enterprise Group*	186,000	7,094
SCANA*	89,609	4,599
Southern*	87,555	3,847
UGI*	38,500	1,756
Wisconsin Energy*	97,404	4,534

		93,262

Total Common Stock (Cost $502,183) ($ Thousands)		669,879

CASH EQUIVALENT — 5.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	35,031,734	35,032

Total Cash Equivalent (Cost $35,032) ($ Thousands)		35,032

U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills
0.717%, 7/24/2014 (A) (B)	$1,287	1,287

Total U.S. Treasury Obligations (Cost $1,287) ($ Thousands)		1,287

Total Investments — 99.9% (Cost $538,502) ($ Thousands)		$706,198

A list of the open futures contracts held by the Fund at March 31, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	277	Jun-2014	$404

For the period ended March 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $707,135 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2014.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	The rate reported is the effective yield at the time of purchase.

(B)	Security, or portion thereof has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of March 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$669,879	$—	$—	$669,879
Cash Equivalent	35,032	—	—	35,032
U.S. Treasury Obligation	—	1,287	—	1,287

Total Investments in Securities	$704,911	$1,287	$—	$706,198

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$404	$—	$—	$404

Total Other Financial Instruments	$404	$—	$—	$404

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended March 31, 2014, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

78	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2014

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the independent trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s board of trustees (the “Board”). Pursuant to the Committee’s charter, adopted on June 18, 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: June 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: June 9, 2014

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: June 9, 2014